UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab Fixed-Income
ETFs and Schwab Ultra-Short Income ETF
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab Fixed-Income ETFs and Schwab Ultra-Short Income ETF

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2024

Item 1: Report(s) to Shareholders.

Annual Report |
December 31, 2024
Schwab U.S. TIPS ETF
Ticker Symbol: SCHP
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. TIPS ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was 1.95% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.25%. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
which returned 1.84%. The fund does not seek to
track the regulatory index.
■

Timing differences between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance over the reporting period
●
Timing difference at the beginning of the reporting period contributed to relative performance
●
Timing difference at the end of the reporting period detracted from relative performance but to a lesser degree
●
These deviations are temporary because the two pricing methodologies move back into alignment the following day
■

Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, although to a smaller degree

Portfolio holdings may have changed since the report da
te.
Schwab U.S. TIPS ETF | Annual Report
1
REG126640-00  00308843

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (08/05/2010) 2	1.95%	1.82%	2.18%
Bloomberg US Aggregate Bond Index 3	1.25%	-0.33%	1.35%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) SM	1.84%	1.87%	2.24%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
to the Bloomberg
US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.
2
Schwab U.S. TIPS ETF | Annual Report

Statistics

Net Assets (millions)	$11,489
Number of Holdings	49
Portfolio Turnover Rate (excludes in-kind transactions)	24%
Advisory Fees Paid by the Fund	$3,391,263
Weighted Average Maturity	7.1 Yrs
Weighted Average Duration	6.4 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. TIPS ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since
January 1, 2024
. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements have been adjusted for the period ended December 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. TIPS ETF | Annual Report

Annual Report |
December 31, 2024
Schwab Short-Term U.S. Treasury ETF
Ticker Symbol: SCHO
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term U.S. Treasury ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was 4.00% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.25%. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index which returned 4.03%. The fund does not seek to track the regulatory index.
■

Timing differences between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance over the reporting period
●
Timing difference at the beginning of the reporting period contributed to relative performance
●
Timing difference at the end of the reporting period detracted from relative performance but to a lesser degree
●
These deviations are temporary because the two pricing methodologies move back into alignment the following day
■

Most of the fund’s gains c
am
e from coupon income generated by the fund’s holdings though price appreciation also contributed to fund performance, although to a smaller degree

Portfolio holdings may have changed since the report date.
Schwab Short-Term U.S. Treasury ETF | Annual Report
1
REG126638-00  00308841

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost.
Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (08/05/2010) 2	4.00%	1.32%	1.32%
Bloomberg US Aggregate Bond Index 3	1.25%	-0.33%	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.38%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury 1-3 Year Index to the Bloomberg US Aggregate Bond Index.
The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US
Treasury 1-3 Year Index. The fund does not seek to track the regulatory index.
2
Schwab Short-Term U.S. Treasury ETF | Annual Report

Statistics

Net Assets (millions)	$11,230
Number of Holdings	98
Portfolio Turnover Rate (excludes in-kind transactions)	67%
Advisory Fees Paid by the Fund	$3,297,967
Weighted Average Maturity	2.0 Yrs
Weighted Average Duration	1.9 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Short-Term U.S. Treasury ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements have been adjusted for the period ended December 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Short-Term U.S. Treasury ETF | Annual Report

Annual Report |
December 31, 2024
Schwab Intermediate-Term U.S. Treasury ETF
Ticker Symbol: SCHR
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Intermediate-Term U.S. Treasury ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was 1.33% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.25%. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index which returned 1.26%. The fund does not seek to track the regulatory index.
■

Timing differences between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance over the reporting period
●
Timing difference at the beginning of the reporting period contributed to relative performance
●
Timing difference at the end of the reporting period detracted from relative performance but to a lesser degree
●
These deviations are temporary because the two pricing methodologies move back into alignment the following day
■

Coupon income gener
ated
by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, although to a smaller degree

Portfolio holdings may have changed since the report date.
Schwab Intermediate-Term U.S. Treasury ETF | Annual Report
1
REG126635-00  00308838

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost.
Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (08/05/2010) 2	1.33%	-0.20%	1.08%
Bloomberg US Aggregate Bond Index 3	1.25%	-0.33%	1.35%
Bloomberg US Treasury 3-10 Year Index	1.26%	-0.16%	1.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury 3-10 Year Index to the Bloomberg US Aggregate Bond Index.
The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US
Treasury 3-10 Year Index. The fund does not seek to track the regulatory index.
2
Schwab Intermediate-Term U.S. Treasury ETF | Annual Report

Statistics

Net Assets (millions)	$10,078
Number of Holdings	105
Portfolio Turnover Rate (excludes in-kind transactions)	38%
Advisory Fees Paid by the Fund	$2,660,695
Weighted Average Maturity	5.6 Yrs
Weighted Average Duration	4.9 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Intermediate-Term U.S. Treasury ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements have been adjusted for the period ended December 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Intermediate-Term U.S. Treasury ETF | Annual Report

Annual Report |
December 31, 2024
Schwab Long-Term U.S. Treasury ETF
Ticker Symbol: SCHQ
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Long-Term U.S. Treasury ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was -6.30% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.25%. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index which returned -6.41%. The fund does not seek to track the regulatory index.
■

Timing differences between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance over the reporting period
●
Timing difference at the beginning of the reporting period contributed to relative performance
●
Timing difference at the end of the reporting period detracted from relative performance but to a lesser degree
●
These deviations are temporary because the two pricing methodologies move back into alignment the following day
■

Price returns detr
ac
ted from fund performance while coupon income generated by the fund’s holdings contributed to fund performance, although to a smaller degree

Portfolio holdings may have changed since the report date.
Schwab Long-Term U.S. Treasury ETF | Annual Report
1
REG126636-00  00308839

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost.
Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 10, 2019 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/2019) 2	-6.30%	-5.25%	-5.94%
Bloomberg US Aggregate Bond Index 3	1.25%	-0.33%	-0.35%
Bloomberg US Long Treasury Index	-6.41%	-5.20%	-5.89%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Long Treasury Index to the Bloomberg US Aggregate Bond Index. The
Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Long
Treasury Index. The fund does not seek to track the regulatory index.
2
Schwab Long-Term U.S. Treasury ETF | Annual Report

Statistics

Net Assets (thousands)	$708,031
Number of Holdings	89
Portfolio Turnover Rate (excludes in-kind transactions)	21%
Advisory Fees Paid by the Fund	$214,128
Weighted Average Maturity	22.3 Yrs
Weighted Average Duration	14.5 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Long-Term U.S. Treasury ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Long-Term U.S. Treasury ETF | Annual Report

Annual Report |
December 31, 2024
Schwab U.S. Aggregate Bond ETF
Ticker Symbol: SCHZ
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was 1.26% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index returned 1.25%.
■

Timing differences between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance over the reporting period
●
Timing difference at the beginning of the reporting period contributed to relative performance
●
Timing difference at the end of the reporting period detracted from relative performance but to a lesser degree
●
These deviations are temporary because the two pricing methodologies move back into alignment the following day
■

Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, although to a smaller degree
■

The fund held positions in TBAs, or “to be announced” securities, which are mortgage-backed bonds that settle on a forward date.
The fund’s average month-end position in these securities was 1.4%, with a minimum exposure of 1.0% and a maximum exposure of 1.9% over the period.

Portfolio holdings may have changed since the report date.
Schwab U.S. Aggregate Bond ETF | Annual Report
1
REG126639-00  00308842

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost.
Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Aggregate Bond ETF (07/14/2011) 2	1.26%	-0.38%	1.28%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
2
Schwab U.S. Aggregate Bond ETF | Annual Report

Statistics

Net Assets (millions)	$8,441
Number of Holdings	10,930
Portfolio Turnover Rate (excludes in-kind transactions)	45%
Advisory Fees Paid by the Fund	$2,369,921
Weighted Average Maturity	8.3 Yrs
Weighted Average Duration	5.9 Yrs
Qualified Interest Income	92.23%
Business Interest Deduction (163j)	99.05%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Aggregate Bond ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements have been adjusted for the period ended December 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Aggregate Bond ETF | Annual Report

Annual Report |
December 31, 2024
Schwab 1-5 Year Corporate Bond ETF
Ticker Symbol:
SCHJ
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
annual shareholder report
contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1-5 Year Corporate Bond ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was 4.95% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.25%. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index which returned 4.95%. The fund does not seek to track the regulatory index.
■

Timing differences between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance over the reporting period
●
Timing difference at the beginning of the reporting period contributed to relative performance
●
Timing difference at the end of the reporting period detracted from relative performance but to a lesser degree
●
These deviations are temporary because the two pricing methodologies move back into alignment the following day
■

Most of the fund’s gains came from coupon income generated by the fund’s holdings though price appreciation also contributed to fund performance, although to a smaller degree

Portfolio holdings may have changed since the report date.
Schwab 1-5 Year Corporate Bond ETF | Annual Report
1
REG126633-00  00308836

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost.
Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 10, 2019 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/2019) 2	4.95%	1.92%	1.94%
Bloomberg US Aggregate Bond Index 3	1.25%	-0.33%	-0.35%
Bloomberg US 1-5 Year Corporate Bond Index	4.95%	1.99%	2.01%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US 1-5 Year Corporate Bond Index to the Bloomberg US Aggregate Bond
Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the
Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
2
Schwab 1-5 Year Corporate Bond ETF | Annual Report

Statistics

Net Assets (thousands)	$475,203
Number of Holdings (excludes derivatives)	2,718
Portfolio Turnover Rate (excludes in-kind transactions)	33%
Advisory Fees Paid by the Fund	$126,979
Weighted Average Maturity	2.8 Yrs
Weighted Average Duration	2.6 Yrs
Qualified Interest Income	80.51%
Business Interest Deduction (163j)	100.00%
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab 1-5 Year Corporate Bond ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements have been adjusted for the period ended December 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab 1-5 Year Corporate Bond ETF | Annual Report

Annual Report |
December 31, 2024
Schwab 5-10 Year Corporate Bond ETF
Ticker Symbol: SCHI
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 5-10 Year Corporate Bond ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was 3.32% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.25%. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index which returned 3.21%. The fund does not seek to track the regulatory index.
■

Timing differences between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance over the reporting period
●
Timing difference at the beginning of the reporting period contributed to relative performance
●
Timing difference at the end of the reporting period detracted from relative performance but to a lesser degree
●
These deviations are temporary because the two pricing methodologies move back into alignment the following day
■

Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, although to a smaller degree

Portfolio holdings may have changed since the report date.
Schwab 5-10 Year Corporate Bond ETF | Annual Report
1
REG126634-00  00308837

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost.
Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 10, 2019 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/2019) 2	3.32%	0.85%	0.94%
Bloomberg US Aggregate Bond Index 3	1.25%	-0.33%	-0.35%
Bloomberg US 5-10 Year Corporate Bond Index	3.21%	0.89%	1.00%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US 5-10 Year Corporate Bond Index to the Bloomberg US Aggregate Bond
Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the
Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
2
Schwab 5-10 Year Corporate Bond ETF | Annual Report

Statistics

Net Assets (millions)	$7,740
Number of Holdings (excludes derivatives)	2,244
Portfolio Turnover Rate (excludes in-kind transactions)	27%
Advisory Fees Paid by the Fund	$2,042,104
Weighted Average Maturity	7.3 Yrs
Weighted Average Duration	6.0 Yrs
Qualified Interest Income	84.76%
Business Interest Deduction (163j)	99.43%
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab 5-10 Year Corporate Bond ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements have been adjusted for the period ended December 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab 5-10 Year Corporate Bond ETF | Annual Report

Annual Report |
December 31, 2024
Schwab Municipal Bond ETF
Ticker Symbol: SCMB
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Bond ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was 1.14% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg Municipal Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.05%. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index which returned 1.26%. The fund does not seek to track the regulatory index.
■

The fund experienced a significant growth in assets over the period. Variable charges paid to the fund by purchasers and redeemers of Creation Units (large blocks of shares) for cash contributed to the fund’s performance. These charges offset the transaction costs to the fund of buying or selling portfolio securities.
■

Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, although to a smaller degree

Portfolio holdings may have changed since the report date.
Schwab Municipal Bond ETF | Annual Report
1
REG126637-00  00308840

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost.
Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 12, 2022 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Municipal Bond ETF (10/12/2022) 2	1.14%	4.47%
Bloomberg Municipal Bond Index 3	1.05%	4.78%
ICE AMT-Free Core U.S. National Municipal Index	1.26%	4.52%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index
(“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab
Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and
its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
*
Inception (10/12/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the ICE AMT-Free Core U.S. National Municipal Index to the Bloomberg Municipal Bond
Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free
Core U.S. National Municipal Index. The fund does not seek to track the regulatory index.
2
Schwab Municipal Bond ETF | Annual Report

Statistics

Net Assets (thousands)	$487,795
Number of Holdings	3,555
Portfolio Turnover Rate (excludes in-kind transactions)	31%
Advisory Fees Paid by the Fund	$105,465
Weighted Average Maturity	7.7 Yrs
Weighted Average Duration	6.3 Yrs
Tax Exempt Income Distribution	99.92%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
Schwab Municipal Bond ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since
January 1, 2024
. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements have been adjusted for the period ended December 31, 2024, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Municipal Bond ETF | Annual Report

Annual Report |
December 31, 2024
Schwab Ultra-Short Income ETF
Ticker Symbol: SCUS
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of August 13, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Ultra-Short Income ETF	$5 *	0.14% **
*
For the period from 08/13/2024 (commencement of operations) through 12/31/2024. Expenses for a full reporting period would be higher than the figure shown.
**
Annualized.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the reporting period of August 13, 2024
1
, through December 31, 2024, the fund’s NAV return was 1.96% (for an explanation of
NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned -1.29%. The ICE BofA US 3-Month Treasury Bill
Index which returned 1.91%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Though the fund focuses on investment-grade securities with durations of two years or shorter, the fund maintained a duration between four and six months during the reporting period
■

The fund’s shorter duration positively contributed to performance as yields on the two-year U.S. Treasury rose during the reporting period

Portfolio holdings may have changed since the report date.
1
Inception (08/13/2024) represents the date that the shares began trading in the secondary market.
Schwab Ultra-Short Income ETF | Annual Report
1
REG126660-00  00308863

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost.
Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 13, 2024 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	Since Inception*
Fund: Schwab Ultra-Short Income ETF (08/13/2024) 2	1.96% 3
Bloomberg US Aggregate Bond Index	-1.29% 3
ICE BofA US 3-Month Treasury Bill Index	1.91% 3

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (08/13/2024) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Total returns shown are since the fund’s inception date of August 13, 2024.
2
Schwab Ultra-Short Income ETF | Annual Report

Statistics

Net Assets (thousands)	$70,231
Number of Holdings	108
Portfolio Turnover Rate (not annualized)	3%
Advisory Fees Paid by the Fund	$27,649
Weighted Average Maturity	0.5 Yr
Weighted Average Duration	0.4 Yr
Qualified Interest Income	59.72%
Business Interest Deduction (163j)	100.00%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
Schwab Ultra-Short Income ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Ultra-Short Income ETF | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of thirty-two operational series. Nine series have a fiscal year-end of December 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of the last day of February, two series have a fiscal year end of March 31, and fourteen series have a fiscal year-end of August 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the thirty operational series during 2024/2025 and the thirty operational series during 2023/2024, based on their respective 2024/2025 and 2023/2024 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the funds:

(a) Audit Fees[1]		(b) Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024
$601,700	$558,674	$0	$0	$101,835	$98,550	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e)	(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2024: $1,874,341	2023: $	3,940,154

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kimberly S. Patmore, Michael J. Beer and J. Derek Penn.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | December 31, 2024
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab Long-Term U.S. Treasury ETF	SCHQ
Schwab U.S. Aggregate Bond ETF	SCHZ
Schwab 1-5 Year Corporate Bond ETF	SCHJ
Schwab 5-10 Year Corporate Bond ETF	SCHI
Schwab Municipal Bond ETF	SCMB

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24[1]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]	1/1/20– 12/31/20[1]
Per-Share Data
Net asset value at beginning of period	$26.08	$25.89	$31.42	$31.03	$28.29
Income (loss) from investment operations:
Net investment income (loss)[2]	1.25	0.75	1.81	1.47	0.41
Net realized and unrealized gains (losses)	(0.18)	0.23	(5.47)	0.30	2.68
Total from investment operations	1.07	0.98	(3.66)	1.77	3.09
Less distributions:
Distributions from net investment income	(1.34)	(0.79)	(1.87)	(1.38)	(0.35)
Net asset value at end of period	$25.81	$26.08	$25.89	$31.42	$31.03
Total return	1.95%	3.87%	(11.96%)	5.80%	10.94%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.04%[3]	0.05%[4,5]	0.05%	0.05%
Net investment income (loss)	2.95%	2.88%	6.34%	4.69%	1.36%
Portfolio turnover rate[6]	24%	26%	18%	19%	23%
Net assets, end of period (x 1,000,000)	$11,489	$11,420	$13,832	$21,304	$14,090

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Effective September 25, 2023, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2023, is a blended ratio.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.6% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.63%, 01/15/26	316,138,761	311,793,371
2.00%, 01/15/26	151,517,122	151,532,395
0.13%, 04/15/26	259,997,238	253,747,684
0.13%, 07/15/26	318,638,807	311,178,803
0.13%, 10/15/26	359,775,795	349,799,932
0.38%, 01/15/27	295,783,874	286,739,040
2.38%, 01/15/27	146,522,102	147,907,512
0.13%, 04/15/27	367,520,880	352,291,770
0.38%, 07/15/27	326,840,066	315,441,323
1.63%, 10/15/27	368,530,682	366,379,937
0.50%, 01/15/28	333,886,823	319,340,710
1.75%, 01/15/28	138,496,673	137,550,463
1.25%, 04/15/28	363,797,177	354,562,368
3.63%, 04/15/28	141,666,706	148,727,559
0.75%, 07/15/28	289,792,672	278,446,564
2.38%, 10/15/28	374,484,112	380,401,784
0.88%, 01/15/29	249,487,521	238,359,280
2.50%, 01/15/29	127,870,526	130,198,217
2.13%, 04/15/29	388,178,075	388,813,600
3.88%, 04/15/29	162,206,818	174,076,205
0.25%, 07/15/29	294,743,941	273,092,287
1.63%, 10/15/29	405,044,749	398,339,477
0.13%, 01/15/30	332,734,604	302,349,979
0.13%, 07/15/30	366,595,169	330,616,566
0.13%, 01/15/31	380,955,708	338,304,364
0.13%, 07/15/31	389,558,728	343,133,339
0.13%, 01/15/32	425,640,679	369,209,280
3.38%, 04/15/32	59,336,611	64,283,445
0.63%, 07/15/32	440,502,432	393,977,049
1.13%, 01/15/33	429,391,787	395,197,644
1.38%, 07/15/33	420,644,949	393,699,022
1.75%, 01/15/34	443,879,360	425,756,876
1.88%, 07/15/34	461,222,774	447,089,802
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/40	75,504,721	72,885,108
2.13%, 02/15/41	112,188,898	108,550,354
0.75%, 02/15/42	179,455,570	137,524,574
0.63%, 02/15/43	142,238,974	104,165,996
1.38%, 02/15/44	195,370,352	162,486,200
0.75%, 02/15/45	215,367,063	156,041,685
1.00%, 02/15/46	110,866,472	83,437,220
0.88%, 02/15/47	135,603,697	98,054,030
1.00%, 02/15/48	98,342,968	72,378,133
1.00%, 02/15/49	90,518,646	65,935,737
0.25%, 02/15/50	139,784,332	81,508,999
0.13%, 02/15/51	139,992,993	77,018,377
0.13%, 02/15/52	163,281,433	88,492,299
1.50%, 02/15/53	155,028,787	124,160,199
2.13%, 02/15/54	151,168,823	139,930,404
Total Treasuries (Cost $12,555,482,128)		11,444,906,962

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (a)	467,637	467,637
Total Short-Term Investments (Cost $467,637)		467,637
Total Investments in Securities (Cost $12,555,949,765)		11,445,374,599

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$11,444,906,962	$—	$11,444,906,962
Short-Term Investments[1]	467,637	—	—	467,637
Total	$467,637	$11,444,906,962	$—	$11,445,374,599

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $12,555,949,765)		$11,445,374,599
Receivables:
Investments sold		528,487,898
Interest		44,157,214
Dividends	+	36,655
Total assets		12,018,056,366

Liabilities
Payables:
Fund shares redeemed		338,063,447
Investments bought		190,636,772
Management fees	+	301,708
Total liabilities		529,001,927
Net assets		$11,489,054,439

Net Assets by Source
Capital received from investors		$13,701,236,919
Total distributable loss	+	(2,212,182,480)
Net assets		$11,489,054,439

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,489,054,439		445,200,000		$25.81

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$336,485,170
Dividends received from securities - unaffiliated issuers	+	465,133
Total investment income		336,950,303

Expenses
Management fees		3,391,263
Total expenses	–	3,391,263
Net investment income		333,559,040

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(263,261,135)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	13,404,745
Net realized losses		(249,856,390)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	117,034,861
Net realized and unrealized losses		(132,821,529)
Increase in net assets resulting from operations		$200,737,511
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$333,559,040	$354,072,958
Net realized losses		(249,856,390)	(784,676,169)
Net change in unrealized appreciation (depreciation)	+	117,034,861	935,992,462
Increase in net assets resulting from operations		$200,737,511	$505,389,251

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($333,819,075 )	($357,550,940 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		119,700,000	$3,132,767,936	151,000,000	$3,952,028,772
Shares redeemed	+	(112,400,000)	(2,931,011,084)	(247,500,000)	(6,511,799,695)
Net transactions in fund shares		7,300,000	$201,756,852	(96,500,000)	($2,559,770,923 )

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		437,900,000	$11,420,379,151	534,400,000	$13,832,311,763
Total increase (decrease)	+	7,300,000	68,675,288	(96,500,000)	(2,411,932,612)
End of period		445,200,000	$11,489,054,439	437,900,000	$11,420,379,151

[1]
For the period ended December 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24[1]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]	1/1/20– 12/31/20[1]
Per-Share Data
Net asset value at beginning of period	$24.22	$24.12	$25.42	$25.70	$25.24
Income (loss) from investment operations:
Net investment income (loss)[2]	1.67	0.91	0.34	0.11	0.33
Net realized and unrealized gains (losses)	0.06 [3]	0.10	(1.32)	(0.28)	0.46
Total from investment operations	1.73	1.01	(0.98)	(0.17)	0.79
Less distributions:
Distributions from net investment income	(1.81)	(0.91)	(0.32)	(0.11)	(0.33)
Net asset value at end of period	$24.14	$24.22	$24.12	$25.42	$25.70
Total return	4.04%	4.26%	(3.85%)	(0.66%)	3.11%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.04%[4,5]	0.05%[6]	0.05%
Net investment income (loss)	4.25%	3.78%	1.39%	0.41%	1.26%
Portfolio turnover rate[7]	67%	81%	106%	73%	74%
Net assets, end of period (x 1,000,000)	$11,230	$11,900	$10,256	$8,956	$7,508

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.3% OF NET ASSETS
U.S. Treasury Bonds
6.00%, 02/15/26	18,880,000	19,272,734
6.75%, 08/15/26	6,898,000	7,181,993
6.50%, 11/15/26	13,382,000	13,990,437
6.63%, 02/15/27	5,207,000	5,480,544
6.38%, 08/15/27	10,364,000	10,910,293
6.13%, 11/15/27	20,200,000	21,217,197
U.S. Treasury Notes
3.88%, 01/15/26	102,764,000	102,431,189
0.38%, 01/31/26	154,684,000	148,413,265
2.63%, 01/31/26	63,076,000	62,006,988
4.25%, 01/31/26	155,994,000	156,021,923
1.63%, 02/15/26	129,914,000	126,222,948
4.00%, 02/15/26	104,653,000	104,389,693
0.50%, 02/28/26	148,783,000	142,562,621
2.50%, 02/28/26	70,496,000	69,120,884
4.63%, 02/28/26	163,761,000	164,442,721
4.63%, 03/15/26	102,617,000	103,068,227
0.75%, 03/31/26	145,745,000	139,606,089
2.25%, 03/31/26	67,039,000	65,424,962
4.50%, 03/31/26	172,892,000	173,378,760
3.75%, 04/15/26	104,611,000	103,953,509
0.75%, 04/30/26	148,450,000	141,808,674
2.38%, 04/30/26	51,737,000	50,490,366
4.88%, 04/30/26	181,000,000	182,421,556
1.63%, 05/15/26	130,950,000	126,398,374
3.63%, 05/15/26	104,520,000	103,671,204
0.75%, 05/31/26	151,431,000	144,245,251
2.13%, 05/31/26	61,571,000	59,792,817
4.88%, 05/31/26	180,948,000	182,471,618
4.13%, 06/15/26	104,547,000	104,381,962
0.88%, 06/30/26	136,627,000	130,028,995
1.88%, 06/30/26	61,254,000	59,183,523
4.63%, 06/30/26	179,691,000	180,677,665
4.50%, 07/15/26	104,351,000	104,736,493
0.63%, 07/31/26	145,559,000	137,591,595
1.88%, 07/31/26	56,406,000	54,391,437
4.38%, 07/31/26	179,976,000	180,313,995
1.50%, 08/15/26	143,057,000	136,955,876
4.38%, 08/15/26	109,596,000	109,810,381
0.75%, 08/31/26	154,001,000	145,451,203
1.38%, 08/31/26	61,735,000	58,926,095
3.75%, 08/31/26	179,994,000	178,585,025
4.63%, 09/15/26	114,013,000	114,699,142
0.88%, 09/30/26	149,376,000	140,975,034
1.63%, 09/30/26	45,784,000	43,792,950
3.50%, 09/30/26	180,150,000	177,905,998
4.63%, 10/15/26	120,112,000	120,863,000
1.13%, 10/31/26	150,177,000	142,006,680
1.63%, 10/31/26	59,054,000	56,365,921
4.13%, 10/31/26	179,639,000	179,246,668
2.00%, 11/15/26	134,273,000	128,890,009
4.63%, 11/15/26	126,734,000	127,580,849
1.25%, 11/30/26	152,143,000	143,853,823
1.63%, 11/30/26	54,942,000	52,324,146
4.25%, 11/30/26	179,929,000	179,908,488
4.38%, 12/15/26	131,691,000	132,010,324
1.25%, 12/31/26	147,752,000	139,361,223
1.75%, 12/31/26	61,574,000	58,680,903
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 12/31/26	180,000,000	180,024,610
4.00%, 01/15/27	134,840,000	134,197,771
1.50%, 01/31/27	199,064,000	188,271,905
2.25%, 02/15/27	116,266,000	111,597,420
4.13%, 02/15/27	140,208,000	139,846,404
1.13%, 02/28/27	36,348,000	34,032,320
1.88%, 02/28/27	137,773,000	131,089,012
4.25%, 03/15/27	144,278,000	144,271,753
0.63%, 03/31/27	59,259,000	54,715,055
2.50%, 03/31/27	134,105,000	129,149,002
4.50%, 04/15/27	150,503,000	151,283,689
0.50%, 04/30/27	82,364,000	75,572,001
2.75%, 04/30/27	126,671,000	122,484,093
2.38%, 05/15/27	140,644,000	134,720,539
4.50%, 05/15/27	150,146,000	150,918,456
0.50%, 05/31/27	81,440,000	74,482,206
2.63%, 05/31/27	125,554,000	120,893,599
4.63%, 06/15/27	151,823,000	153,113,556
0.50%, 06/30/27	94,668,000	86,324,654
3.25%, 06/30/27	123,286,000	120,414,028
4.38%, 07/15/27	151,982,000	152,395,133
0.38%, 07/31/27	114,061,000	103,308,732
2.75%, 07/31/27	120,317,000	115,897,360
2.25%, 08/15/27	113,554,000	107,941,117
3.75%, 08/15/27	151,512,000	149,591,676
0.50%, 08/31/27	97,836,000	88,635,884
3.13%, 08/31/27	117,668,000	114,292,082
3.38%, 09/15/27	150,527,000	147,119,430
0.38%, 09/30/27	124,854,000	112,352,094
4.13%, 09/30/27	115,592,000	115,164,807
3.88%, 10/15/27	152,238,000	150,652,365
0.50%, 10/31/27	122,768,000	110,512,967
4.13%, 10/31/27	112,632,000	112,206,566
2.25%, 11/15/27	116,200,000	109,883,391
4.13%, 11/15/27	150,633,000	149,993,171
0.63%, 11/30/27	129,200,000	116,383,244
3.88%, 11/30/27	113,200,000	111,940,808
4.00%, 12/15/27	151,000,000	149,861,602
0.63%, 12/31/27	145,000,000	130,235,955
3.88%, 12/31/27	113,000,000	111,733,801
Total Treasuries (Cost $11,141,009,161)		11,147,400,498

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (a)	21,236,764	21,236,764
Total Short-Term Investments (Cost $21,236,764)		21,236,764
Total Investments in Securities (Cost $11,162,245,925)		11,168,637,262

(a)	The rate shown is the annualized 7-day yield.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$11,147,400,498	$—	$11,147,400,498
Short-Term Investments[1]	21,236,764	—	—	21,236,764
Total	$21,236,764	$11,147,400,498	$—	$11,168,637,262

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $11,162,245,925)		$11,168,637,262
Receivables:
Investments sold		560,667,506
Interest		73,146,704
Dividends	+	57,380
Total assets		11,802,508,852

Liabilities
Payables:
Investments bought		572,168,937
Management fees	+	284,282
Total liabilities		572,453,219
Net assets		$11,230,055,633

Net Assets by Source
Capital received from investors		$11,763,294,692
Total distributable loss	+	(533,239,059)
Net assets		$11,230,055,633

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,230,055,633		465,300,000		$24.14

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$469,353,503
Dividends received from securities - unaffiliated issuers	+	732,459
Total investment income		470,085,962

Expenses
Management fees		3,297,967
Total expenses	–	3,297,967
Net investment income		466,787,995

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(42,485,214)
Net realized losses on sales of in-kind redemptions - unaffiliated issuers	+	(586,800)
Net realized losses		(43,072,014)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(5,425,306)
Net realized and unrealized losses		(48,497,320)
Increase in net assets resulting from operations		$418,290,675
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$466,787,995	$485,162,234
Net realized losses		(43,072,014)	(237,063,672)
Net change in unrealized appreciation (depreciation)	+	(5,425,306)	241,576,809
Increase in net assets resulting from operations		$418,290,675	$489,675,371

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($466,133,505 )	($486,218,420 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		103,700,000	$2,516,459,367	248,000,000	$6,014,290,572
Shares redeemed	+	(129,800,000)	(3,138,896,435)	(181,800,000)	(4,373,360,928)
Net transactions in fund shares		(26,100,000)	($622,437,068 )	66,200,000	$1,640,929,644

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		491,400,000	$11,900,335,531	425,200,000	$10,255,948,936
Total increase (decrease)	+	(26,100,000)	(670,279,898)	66,200,000	1,644,386,595
End of period		465,300,000	$11,230,055,633	491,400,000	$11,900,335,531

[1]
For the period ended December 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24[1]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]	1/1/20– 12/31/20[1]
Per-Share Data
Net asset value at beginning of period	$24.86	$24.61	$28.08	$29.11	$27.49
Income (loss) from investment operations:
Net investment income (loss)[2]	1.47	0.79	0.56	0.28	0.47
Net realized and unrealized gains (losses)	(0.46)	0.25	(3.53)	(1.03)	1.62
Total from investment operations	1.01	1.04	(2.97)	(0.75)	2.09
Less distributions:
Distributions from net investment income	(1.60)	(0.79)	(0.50)	(0.28)	(0.47)
Net asset value at end of period	$24.27	$24.86	$24.61	$28.08	$29.11
Total return	1.33%	4.29%	(10.63%)	(2.57%)	7.62%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.04%[3,4]	0.05%[5]	0.05%
Net investment income (loss)	3.76%	3.20%	2.18%	0.97%	1.63%
Portfolio turnover rate[6]	38%	56%	88%	56%	51%
Net assets, end of period (x 1,000,000)	$10,078	$7,878	$7,555	$3,712	$3,953

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.2% OF NET ASSETS
U.S. Treasury Bonds
5.50%, 08/15/28	9,168,000	9,553,144
5.25%, 11/15/28	13,777,000	14,215,168
5.25%, 02/15/29	9,334,000	9,680,735
6.13%, 08/15/29	8,658,000	9,288,210
6.25%, 05/15/30	11,475,000	12,474,786
5.38%, 02/15/31	13,898,000	14,575,375
U.S. Treasury Notes
2.75%, 02/15/28	121,166,000	115,714,221
1.13%, 02/29/28	119,737,000	108,643,630
4.00%, 02/29/28	141,956,000	140,702,912
1.25%, 03/31/28	111,139,000	100,963,413
3.63%, 03/31/28	88,218,000	86,405,252
1.25%, 04/30/28	117,714,000	106,628,002
3.50%, 04/30/28	86,450,000	84,281,583
2.88%, 05/15/28	122,525,000	117,063,473
1.25%, 05/31/28	113,849,000	102,842,056
3.63%, 05/31/28	85,184,000	83,319,867
1.25%, 06/30/28	100,024,000	90,157,993
4.00%, 06/30/28	86,347,000	85,465,492
1.00%, 07/31/28	110,149,000	98,083,719
4.13%, 07/31/28	76,302,000	75,779,286
2.88%, 08/15/28	112,501,000	107,045,961
1.13%, 08/31/28	107,650,000	96,026,330
4.38%, 08/31/28	85,028,000	85,106,115
1.25%, 09/30/28	107,502,000	96,087,126
4.63%, 09/30/28	85,879,000	86,695,520
1.38%, 10/31/28	101,405,000	90,835,242
4.88%, 10/31/28	94,255,000	95,964,399
3.13%, 11/15/28	105,554,000	101,016,054
1.50%, 11/30/28	103,655,000	93,109,503
4.38%, 11/30/28	97,443,000	97,497,198
1.38%, 12/31/28	99,792,000	88,992,180
3.75%, 12/31/28	104,760,000	102,428,336
1.75%, 01/31/29	93,422,000	84,373,220
4.00%, 01/31/29	107,422,000	105,970,868
2.63%, 02/15/29	105,892,000	99,018,434
1.88%, 02/28/29	88,218,000	79,927,996
4.25%, 02/28/29	113,154,000	112,650,397
2.38%, 03/31/29	82,333,000	76,004,260
4.13%, 03/31/29	117,528,000	116,403,151
2.88%, 04/30/29	75,923,000	71,471,566
4.63%, 04/30/29	124,247,000	125,474,088
2.38%, 05/15/29	86,016,000	79,286,143
2.75%, 05/31/29	70,150,000	65,601,165
4.50%, 05/31/29	119,212,000	119,797,593
3.25%, 06/30/29	65,435,000	62,449,096
4.25%, 06/30/29	122,665,000	122,011,870
2.63%, 07/31/29	64,788,000	60,115,917
4.00%, 07/31/29	120,642,000	118,760,395
1.63%, 08/15/29	76,925,000	68,294,869
3.13%, 08/31/29	65,058,000	61,634,212
3.63%, 08/31/29	122,043,000	118,189,541
3.50%, 09/30/29	122,040,000	117,452,162
3.88%, 09/30/29	60,247,000	58,944,556
4.00%, 10/31/29	57,101,000	56,147,368
4.13%, 10/31/29	123,910,000	122,503,634
1.75%, 11/15/29	60,233,000	53,432,399
3.88%, 11/30/29	60,927,000	59,568,870
4.13%, 11/30/29	123,442,000	122,064,449
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 12/31/29	61,108,000	59,709,715
4.38%, 12/31/29	122,000,000	121,957,110
3.50%, 01/31/30	60,431,000	57,983,702
1.50%, 02/15/30	101,893,000	88,497,321
4.00%, 02/28/30	61,712,000	60,584,053
3.63%, 03/31/30	60,708,000	58,514,468
3.50%, 04/30/30	60,357,000	57,770,377
0.63%, 05/15/30	140,504,000	115,340,787
3.75%, 05/31/30	59,187,000	57,297,508
3.75%, 06/30/30	61,676,000	59,673,010
4.00%, 07/31/30	61,652,000	60,369,836
0.63%, 08/15/30	182,494,000	148,290,537
4.13%, 08/31/30	62,936,000	61,970,983
4.63%, 09/30/30	64,957,000	65,576,781
4.88%, 10/31/30	67,401,000	68,909,839
0.88%, 11/15/30	190,357,000	155,822,623
4.38%, 11/30/30	68,552,000	68,313,761
3.75%, 12/31/30	70,835,000	68,256,202
4.00%, 01/31/31	70,951,000	69,240,996
1.13%, 02/15/31	183,951,000	151,848,626
4.25%, 02/28/31	72,756,000	71,945,585
4.13%, 03/31/31	75,506,000	74,133,731
4.63%, 04/30/31	77,548,000	78,222,032
1.63%, 05/15/31	181,536,000	153,178,407
4.63%, 05/31/31	77,558,000	78,207,486
4.25%, 06/30/31	76,521,000	75,571,428
4.13%, 07/31/31	77,218,000	75,686,929
1.25%, 08/15/31	199,261,000	162,653,865
3.75%, 08/31/31	76,854,000	73,648,835
3.63%, 09/30/31	77,285,000	73,463,813
4.13%, 10/31/31	77,206,000	75,595,606
1.38%, 11/15/31	194,290,000	158,791,177
4.13%, 11/30/31	77,918,000	76,268,016
4.50%, 12/31/31	77,000,000	77,090,235
1.88%, 02/15/32	184,800,000	155,479,595
2.88%, 05/15/32	178,002,000	159,921,856
2.75%, 08/15/32	175,113,000	155,368,957
4.13%, 11/15/32	175,544,000	171,257,093
3.50%, 02/15/33	173,108,000	161,077,548
3.38%, 05/15/33	173,144,000	159,147,628
3.88%, 08/15/33	188,887,000	179,813,511
4.50%, 11/15/33	201,135,000	200,283,736
4.00%, 02/15/34	209,993,000	201,115,231
4.38%, 05/15/34	209,854,000	206,715,906
3.88%, 08/15/34	209,991,000	198,578,514
4.25%, 11/15/34	142,955,000	139,224,118
Total Treasuries (Cost $10,251,411,359)		9,992,559,573
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (a)	14,779,102	14,779,102
Total Short-Term Investments (Cost $14,779,102)		14,779,102
Total Investments in Securities (Cost $10,266,190,461)		10,007,338,675

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$9,992,559,573	$—	$9,992,559,573
Short-Term Investments[1]	14,779,102	—	—	14,779,102
Total	$14,779,102	$9,992,559,573	$—	$10,007,338,675

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $10,266,190,461)		$10,007,338,675
Receivables:
Investments sold		264,143,183
Interest		72,383,702
Dividends	+	39,329
Total assets		10,343,904,889

Liabilities
Payables:
Investments bought		265,669,168
Management fees	+	254,420
Total liabilities		265,923,588
Net assets		$10,077,981,301

Net Assets by Source
Capital received from investors		$11,047,279,106
Total distributable loss	+	(969,297,805)
Net assets		$10,077,981,301

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,077,981,301		415,200,000		$24.27

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$335,318,346
Dividends received from securities - unaffiliated issuers		670,908
Securities on loan, net	+	46,237
Total investment income		336,035,491

Expenses
Management fees		2,660,695
Total expenses	–	2,660,695
Net investment income		333,374,796

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(106,069,096)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	9,177,199
Net realized losses		(96,891,897)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(153,836,310)
Net realized and unrealized losses		(250,728,207)
Increase in net assets resulting from operations		$82,646,589
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$333,374,796	$238,314,807
Net realized losses		(96,891,897)	(249,758,839)
Net change in unrealized appreciation (depreciation)	+	(153,836,310)	316,546,557
Increase in net assets resulting from operations		$82,646,589	$305,102,525

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($332,975,855 )	($238,302,970 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		135,400,000	$3,362,757,740	190,000,000	$4,712,985,986
Shares redeemed	+	(37,100,000)	(912,891,109)	(180,100,000)	(4,456,708,447)
Net transactions in fund shares		98,300,000	$2,449,866,631	9,900,000	$256,277,539

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		316,900,000	$7,878,443,936	307,000,000	$7,555,366,842
Total increase	+	98,300,000	2,199,537,365	9,900,000	323,077,094
End of period		415,200,000	$10,077,981,301	316,900,000	$7,878,443,936

[1]
For the period ended December 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$35.07	$35.28	$51.26	$54.87	$47.34
Income (loss) from investment operations:
Net investment income (loss)[1]	1.45	1.40	1.12	0.86	0.86
Net realized and unrealized gains (losses)	(3.61)	(0.28)[2]	(16.08)	(3.60)	7.50
Total from investment operations	(2.16)	1.12	(14.96)	(2.74)	8.36
Less distributions:
Distributions from net investment income	(1.44)	(1.33)	(1.02)	(0.87)	(0.83)
Net asset value at end of period	$31.47	$35.07	$35.28	$51.26	$54.87
Total return	(6.30%)	3.29%	(29.42%)	(4.96%)	17.64%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.04%[3,4]	0.05%[5]	0.05%
Net investment income (loss)	4.34%	4.11%	2.83%	1.70%	1.55%
Portfolio turnover rate[6]	21%	35%	41%	68%	45%
Net assets, end of period (x 1,000)	$708,031	$620,780	$188,739	$99,948	$90,535

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.0% OF NET ASSETS
U.S. Treasury Bonds
4.50%, 02/15/36	2,403,800	2,401,924
4.75%, 02/15/37	1,430,100	1,450,804
5.00%, 05/15/37	1,844,600	1,910,876
4.38%, 02/15/38	1,942,700	1,890,492
4.50%, 05/15/38	2,205,100	2,172,482
3.50%, 02/15/39	2,249,700	1,972,737
4.25%, 05/15/39	3,342,900	3,173,515
4.50%, 08/15/39	3,566,400	3,471,456
4.38%, 11/15/39	3,842,300	3,683,535
4.63%, 02/15/40	3,873,400	3,812,547
1.13%, 05/15/40	11,481,800	6,909,992
4.38%, 05/15/40	3,746,400	3,583,626
1.13%, 08/15/40	14,039,400	8,374,482
3.88%, 08/15/40	3,724,100	3,352,947
1.38%, 11/15/40	15,668,500	9,700,871
4.25%, 11/15/40	3,696,400	3,475,989
1.88%, 02/15/41	18,981,200	12,712,885
4.75%, 02/15/41	3,923,500	3,906,430
2.25%, 05/15/41	15,400,300	10,928,860
4.38%, 05/15/41	3,616,800	3,444,272
1.75%, 08/15/41	21,337,600	13,816,813
3.75%, 08/15/41	3,660,200	3,219,845
2.00%, 11/15/41	17,943,800	12,050,478
3.13%, 11/15/41	3,848,400	3,097,095
2.38%, 02/15/42	14,407,600	10,255,389
3.13%, 02/15/42	4,065,900	3,261,658
3.00%, 05/15/42	3,785,500	2,970,308
3.25%, 05/15/42	12,748,900	10,369,045
2.75%, 08/15/42	4,383,600	3,292,704
3.38%, 08/15/42	11,117,700	9,175,297
2.75%, 11/15/42	6,394,700	4,777,106
4.00%, 11/15/42	11,185,700	10,061,047
3.13%, 02/15/43	5,495,300	4,340,074
3.88%, 02/15/43	11,187,700	9,869,773
2.88%, 05/15/43	8,640,300	6,543,430
3.88%, 05/15/43	11,144,000	9,807,174
3.63%, 08/15/43	6,213,700	5,262,545
4.38%, 08/15/43	12,050,500	11,337,428
3.75%, 11/15/43	6,351,700	5,467,931
4.75%, 11/15/43	12,052,100	11,896,553
3.63%, 02/15/44	6,715,300	5,663,489
4.50%, 02/15/44	12,043,100	11,493,642
3.38%, 05/15/44	6,269,100	5,079,247
4.63%, 05/15/44	12,052,700	11,682,901
3.13%, 08/15/44	8,074,400	6,266,977
4.13%, 08/15/44	12,052,700	10,905,373
3.00%, 11/15/44	6,913,800	5,244,898
4.63%, 11/15/44	8,393,000	8,133,127
2.50%, 02/15/45	9,380,100	6,505,565
3.00%, 05/15/45	4,292,900	3,242,746
2.88%, 08/15/45	5,955,700	4,390,902
3.00%, 11/15/45	3,692,000	2,775,162
2.50%, 02/15/46	7,437,200	5,080,943
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	7,588,200	5,164,270
2.25%, 08/15/46	9,493,800	6,126,296
2.88%, 11/15/46	4,280,500	3,108,607
3.00%, 02/15/47	8,402,500	6,225,573
3.00%, 05/15/47	6,417,500	4,742,059
2.75%, 08/15/47	9,303,200	6,540,994
2.75%, 11/15/47	9,366,300	6,570,636
3.00%, 02/15/48	10,677,800	7,831,560
3.13%, 05/15/48	11,356,800	8,507,356
3.00%, 08/15/48	12,564,000	9,175,413
3.38%, 11/15/48	12,810,600	10,004,173
3.00%, 02/15/49	13,580,500	9,878,572
2.88%, 05/15/49	13,172,300	9,336,146
2.25%, 08/15/49	12,484,500	7,729,063
2.38%, 11/15/49	11,720,300	7,446,971
2.00%, 02/15/50	14,730,000	8,552,945
1.25%, 05/15/50	17,163,200	8,141,529
1.38%, 08/15/50	19,320,300	9,422,402
1.63%, 11/15/50	19,078,900	9,950,377
1.88%, 02/15/51	21,279,900	11,835,070
2.38%, 05/15/51	21,347,200	13,422,317
2.00%, 08/15/51	21,219,100	12,120,611
1.88%, 11/15/51	19,800,200	10,919,474
2.25%, 02/15/52	18,079,100	10,962,837
2.88%, 05/15/52	17,064,600	11,933,879
3.00%, 08/15/52	16,263,600	11,667,946
4.00%, 11/15/52	16,357,700	14,243,273
3.63%, 02/15/53	16,251,900	13,201,909
3.63%, 05/15/53	16,326,000	13,272,287
4.13%, 08/15/53	18,075,000	16,098,016
4.75%, 11/15/53	18,941,500	18,733,818
4.25%, 02/15/54	19,801,000	18,064,494
4.63%, 05/15/54	19,802,600	19,242,655
4.25%, 08/15/54	19,805,000	18,091,309
4.50%, 11/15/54	13,604,000	12,968,968
Total Treasuries (Cost $766,247,686)		700,901,192

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (a)	44,412	44,412
Total Short-Term Investments (Cost $44,412)		44,412
Total Investments in Securities (Cost $766,292,098)		700,945,604

(a)	The rate shown is the annualized 7-day yield.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$700,901,192	$—	$700,901,192
Short-Term Investments[1]	44,412	—	—	44,412
Total	$44,412	$700,901,192	$—	$700,945,604

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $766,292,098)		$700,945,604
Receivables:
Investments sold		9,743,980
Interest		7,085,683
Dividends	+	3,230
Total assets		717,778,497

Liabilities
Payables:
Investments bought		9,728,528
Management fees	+	19,167
Total liabilities		9,747,695
Net assets		$708,030,802

Net Assets by Source
Capital received from investors		$821,183,149
Total distributable loss	+	(113,152,347)
Net assets		$708,030,802

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$708,030,802		22,500,000		$31.47

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$31,124,017
Dividends received from securities - unaffiliated issuers	+	81,044
Total investment income		31,205,061

Expenses
Management fees		214,128
Total expenses	–	214,128
Net investment income		30,990,933

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(14,187,938)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	12,784,209
Net realized losses		(1,403,729)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(79,253,789)
Net realized and unrealized losses		(80,657,518)
Decrease in net assets resulting from operations		($49,666,585 )
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$30,990,933	$13,897,217
Net realized losses		(1,403,729)	(23,510,744)
Net change in unrealized appreciation (depreciation)	+	(79,253,789)	31,909,450
Increase (decrease) in net assets resulting from operations		($49,666,585 )	$22,295,923

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($31,021,445 )	($13,873,040 )

TRANSACTIONS IN FUND SHARES
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,150,000	$578,721,402	15,000,000	$511,867,145
Shares redeemed	+	(12,350,000)	(410,782,549)	(2,650,000)	(88,248,979)
Net transactions in fund shares		4,800,000	$167,938,853	12,350,000	$423,618,166

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,700,000	$620,779,979	5,350,000	$188,738,930
Total increase	+	4,800,000	87,250,823	12,350,000	432,041,049
End of period		22,500,000	$708,030,802	17,700,000	$620,779,979
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24[1]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]	1/1/20– 12/31/20[1]
Per-Share Data
Net asset value at beginning of period	$23.32	$22.85	$26.96	$28.03	$26.72
Income (loss) from investment operations:
Net investment income (loss)[2]	1.44	0.75	0.56	0.48	0.60
Net realized and unrealized gains (losses)	(0.49)	0.49	(4.07)	(0.96)	1.39
Total from investment operations	0.95	1.24	(3.51)	(0.48)	1.99
Less distributions:
Distributions from net investment income	(1.56)	(0.77)	(0.60)	(0.59)	(0.68)
Net asset value at end of period	$22.71	$23.32	$22.85	$26.96	$28.03
Total return	1.26%	5.53%	(13.09%)	(1.74%)	7.50%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.04%[3,4]	0.04%	0.04%
Net investment income (loss)	3.87%	3.28%	2.29%	1.76%	2.14%
Portfolio turnover rate[5,6]	45%	63%	53%	48%	68%
Net assets, end of period (x 1,000,000)	$8,441	$7,584	$6,805	$9,074	$8,733

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[6]	Includes to-be-announced (TBA) transactions.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.0% OF NET ASSETS

Financial Institutions 8.0%
Banking 5.5%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	165,000	163,894
7.10%, 11/15/27 (a)	65,000	68,610
2.20%, 11/02/28 (a)	175,000	155,883
6.99%, 06/13/29 (a)(b)	400,000	416,924
6.85%, 01/03/30 (a)(b)	270,000	280,178
8.00%, 11/01/31	905,000	1,001,064
6.18%, 07/26/35 (a)(b)	250,000	247,176
American Express Co.
4.90%, 02/13/26 (a)	320,000	321,137
3.13%, 05/20/26 (a)	110,000	107,812
1.65%, 11/04/26 (a)	250,000	237,049
2.55%, 03/04/27 (a)	610,000	583,928
5.65%, 04/23/27 (a)(b)	310,000	313,360
3.30%, 05/03/27 (a)	700,000	679,272
5.39%, 07/28/27 (a)(b)	530,000	535,904
5.85%, 11/05/27 (a)	645,000	665,116
5.10%, 02/16/28 (a)(b)	500,000	502,820
5.04%, 07/26/28 (a)(b)	250,000	251,096
4.05%, 05/03/29 (a)	315,000	307,373
5.28%, 07/27/29 (a)(b)	425,000	429,327
5.53%, 04/25/30 (a)(b)	355,000	361,600
6.49%, 10/30/31 (a)(b)	300,000	320,578
4.99%, 05/26/33 (a)(b)	150,000	146,577
4.42%, 08/03/33 (a)(b)	400,000	380,300
5.04%, 05/01/34 (a)(b)	305,000	299,958
5.63%, 07/28/34 (a)(b)	150,000	151,769
5.92%, 04/25/35 (a)(b)	205,000	209,514
5.28%, 07/26/35 (a)(b)	500,000	494,776
4.05%, 12/03/42	400,000	334,883
American Express Credit Corp.
3.30%, 05/03/27 (a)	150,000	145,598
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	105,000	106,991
Australia & New Zealand Banking Group Ltd.
5.00%, 03/18/26	400,000	402,251
4.42%, 12/16/26	250,000	249,715
4.75%, 01/18/27	250,000	250,917
4.90%, 07/16/27	250,000	251,999
4.62%, 12/16/29	250,000	247,990
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	204,785
7.88%, 11/15/34 (a)(b)	200,000	219,506
6.03%, 03/13/35 (a)(b)	600,000	601,414
Banco Santander SA
1.85%, 03/25/26	200,000	192,548
4.25%, 04/11/27	600,000	589,863
5.29%, 08/18/27	600,000	603,704
1.72%, 09/14/27 (a)(b)	400,000	378,233
6.53%, 11/07/27 (a)(b)	200,000	205,758
3.80%, 02/23/28	600,000	576,222
4.18%, 03/24/28 (a)(b)	400,000	391,762
4.38%, 04/12/28	600,000	585,774
5.59%, 08/08/28	600,000	608,238
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.61%, 11/07/28	400,000	420,750
3.31%, 06/27/29	600,000	557,292
3.49%, 05/28/30	600,000	547,594
2.75%, 12/03/30	400,000	338,994
2.96%, 03/25/31	600,000	523,835
5.44%, 07/15/31	400,000	400,147
3.23%, 11/22/32 (a)(b)	400,000	340,735
6.92%, 08/08/33	400,000	421,288
6.94%, 11/07/33	400,000	436,435
6.35%, 03/14/34	400,000	406,609
Bank of America Corp.
4.45%, 03/03/26	565,000	562,909
3.50%, 04/19/26	850,000	837,890
6.22%, 09/15/26	160,000	163,742
4.25%, 10/22/26	525,000	520,507
5.08%, 01/20/27 (a)(b)	850,000	852,618
1.66%, 03/11/27 (a)(b)	900,000	867,320
3.56%, 04/23/27 (a)(b)	850,000	836,408
1.73%, 07/22/27 (a)(b)	1,700,000	1,620,932
5.93%, 09/15/27 (a)(b)	250,000	254,435
3.25%, 10/21/27 (a)	800,000	771,326
4.18%, 11/25/27 (a)	650,000	638,472
3.82%, 01/20/28 (a)(b)	875,000	857,342
2.55%, 02/04/28 (a)(b)	635,000	605,447
3.71%, 04/24/28 (a)(b)	600,000	584,429
4.38%, 04/27/28 (a)(b)	685,000	677,626
3.59%, 07/21/28 (a)(b)	675,000	653,631
4.95%, 07/22/28 (a)(b)	900,000	901,867
6.20%, 11/10/28 (a)(b)	650,000	673,112
3.42%, 12/20/28 (a)(b)	1,750,000	1,678,225
3.97%, 03/05/29 (a)(b)	810,000	785,628
5.20%, 04/25/29 (a)(b)	1,035,000	1,040,251
2.09%, 06/14/29 (a)(b)	900,000	816,504
4.27%, 07/23/29 (a)(b)	850,000	828,297
5.82%, 09/15/29 (a)(b)	750,000	768,830
3.97%, 02/07/30 (a)(b)	900,000	862,995
3.19%, 07/23/30 (a)(b)	715,000	658,777
2.88%, 10/22/30 (a)(b)	845,000	764,098
2.50%, 02/13/31 (a)(b)	1,040,000	914,585
2.59%, 04/29/31 (a)(b)	800,000	704,166
1.90%, 07/23/31 (a)(b)	845,000	711,237
1.92%, 10/24/31 (a)(b)	825,000	689,297
2.65%, 03/11/32 (a)(b)	725,000	625,217
2.69%, 04/22/32 (a)(b)	1,450,000	1,247,495
2.30%, 07/21/32 (a)(b)	1,075,000	896,730
2.57%, 10/20/32 (a)(b)	1,100,000	927,615
2.97%, 02/04/33 (a)(b)	1,225,000	1,053,825
4.57%, 04/27/33 (a)(b)	1,000,000	952,141
5.02%, 07/22/33 (a)(b)	1,300,000	1,275,543
5.29%, 04/25/34 (a)(b)	1,385,000	1,375,318
5.87%, 09/15/34 (a)(b)	1,085,000	1,116,307
5.47%, 01/23/35 (a)(b)	1,500,000	1,504,527
5.43%, 08/15/35 (a)(b)	535,000	520,816
5.52%, 10/25/35 (a)(b)	1,000,000	981,735
2.48%, 09/21/36 (a)(b)	620,000	505,142
6.11%, 01/29/37	525,000	544,047
3.85%, 03/08/37 (a)(b)	825,000	731,161
4.24%, 04/24/38 (a)(b)	600,000	533,016
7.75%, 05/14/38	550,000	642,819
4.08%, 04/23/40 (a)(b)	440,000	374,578
2.68%, 06/19/41 (a)(b)	1,600,000	1,110,352
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 02/07/42	435,000	454,278
3.31%, 04/22/42 (a)(b)	1,100,000	824,755
5.00%, 01/21/44	600,000	561,040
4.88%, 04/01/44	165,000	151,185
4.75%, 04/21/45	250,000	220,943
4.44%, 01/20/48 (a)(b)	615,000	517,364
3.95%, 01/23/49 (a)(b)	405,000	311,548
4.33%, 03/15/50 (a)(b)	940,000	768,588
4.08%, 03/20/51 (a)(b)	1,575,000	1,233,234
2.83%, 10/24/51 (a)(b)	360,000	221,727
3.48%, 03/13/52 (a)(b)	300,000	212,169
2.97%, 07/21/52 (a)(b)	600,000	381,110
Bank of America NA
5.53%, 08/18/26 (a)	550,000	557,840
6.00%, 10/15/36	380,000	393,670
Bank of Montreal
5.30%, 06/05/26	350,000	353,240
1.25%, 09/15/26	600,000	567,163
5.27%, 12/11/26	570,000	576,716
0.95%, 01/22/27 (a)(b)	375,000	360,123
2.65%, 03/08/27	330,000	316,870
5.37%, 06/04/27	160,000	162,482
4.70%, 09/14/27 (a)	330,000	329,817
5.20%, 02/01/28 (a)	350,000	352,822
5.72%, 09/25/28 (a)	240,000	246,267
4.64%, 09/10/30 (a)(b)	50,000	49,041
5.51%, 06/04/31 (a)	220,000	223,722
3.80%, 12/15/32 (a)(b)	404,000	386,690
3.09%, 01/10/37 (a)(b)	400,000	333,764
Bank of New York Mellon Corp.
0.75%, 01/28/26 (a)	150,000	144,163
2.80%, 05/04/26 (a)	250,000	244,733
2.45%, 08/17/26 (a)	350,000	339,070
1.05%, 10/15/26 (a)	150,000	141,206
2.05%, 01/26/27 (a)	250,000	238,128
4.95%, 04/26/27 (a)(b)	400,000	401,674
3.25%, 05/16/27 (a)	355,000	344,569
3.40%, 01/29/28 (a)	360,000	347,143
3.44%, 02/07/28 (a)(b)	350,000	340,868
3.85%, 04/28/28	310,000	302,417
3.99%, 06/13/28 (a)(b)	280,000	274,998
1.65%, 07/14/28 (a)	100,000	90,421
5.80%, 10/25/28 (a)(b)	400,000	410,628
3.00%, 10/30/28 (a)	290,000	271,201
4.54%, 02/01/29 (a)(b)	250,000	248,005
3.85%, 04/26/29 (a)	405,000	391,269
3.30%, 08/23/29 (a)	260,000	241,830
6.32%, 10/25/29 (a)(b)	265,000	278,494
4.98%, 03/14/30 (a)(b)	205,000	205,112
4.60%, 07/26/30 (a)(b)	160,000	158,073
1.65%, 01/28/31 (a)	255,000	210,944
1.80%, 07/28/31 (a)	300,000	249,428
2.50%, 01/26/32 (a)	80,000	67,944
4.29%, 06/13/33 (a)(b)	340,000	320,592
5.83%, 10/25/33 (a)(b)	500,000	518,171
4.71%, 02/01/34 (a)(b)	100,000	96,164
4.97%, 04/26/34 (a)(b)	250,000	245,039
6.47%, 10/25/34 (a)(b)	300,000	324,369
5.19%, 03/14/35 (a)(b)	300,000	296,881
Bank of Nova Scotia
4.75%, 02/02/26	300,000	300,245
1.05%, 03/02/26	300,000	287,956
1.35%, 06/24/26	250,000	238,463
2.70%, 08/03/26	400,000	388,182
1.30%, 09/15/26	50,000	47,303
5.35%, 12/07/26	310,000	314,122
1.95%, 02/02/27	390,000	368,977
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 03/11/27	485,000	467,211
5.40%, 06/04/27	200,000	203,198
5.25%, 06/12/28	200,000	202,272
4.40%, 09/08/28 (a)(b)	300,000	296,979
5.45%, 08/01/29	200,000	203,656
4.85%, 02/01/30	200,000	198,453
2.15%, 08/01/31	355,000	295,345
2.45%, 02/02/32	325,000	271,895
5.65%, 02/01/34	270,000	274,789
4.59%, 05/04/37 (a)(b)	475,000	437,047
Bank OZK
2.75%, 10/01/31 (a)(b)	215,000	185,024
BankUnited, Inc.
5.13%, 06/11/30 (a)	120,000	115,503
Barclays PLC
4.38%, 01/12/26	750,000	746,494
5.20%, 05/12/26	605,000	605,389
5.83%, 05/09/27 (a)(b)	570,000	576,160
6.50%, 09/13/27 (a)(b)	400,000	409,625
2.28%, 11/24/27 (a)(b)	400,000	380,425
4.34%, 01/10/28 (a)	400,000	391,272
5.67%, 03/12/28 (a)(b)	300,000	303,671
4.84%, 05/09/28 (a)	600,000	589,483
5.50%, 08/09/28 (a)(b)	500,000	505,409
4.84%, 09/10/28 (a)(b)	200,000	198,790
7.39%, 11/02/28 (a)(b)	430,000	455,794
4.97%, 05/16/29 (a)(b)	500,000	495,809
6.49%, 09/13/29 (a)(b)	330,000	343,412
5.69%, 03/12/30 (a)(b)	600,000	606,260
5.09%, 06/20/30 (a)(b)	545,000	531,351
4.94%, 09/10/30 (a)(b)	400,000	392,277
2.65%, 06/24/31 (a)(b)	400,000	347,694
2.67%, 03/10/32 (a)(b)	300,000	254,594
2.89%, 11/24/32 (a)(b)	550,000	465,274
5.75%, 08/09/33 (a)(b)	300,000	300,482
7.44%, 11/02/33 (a)(b)	525,000	578,600
6.22%, 05/09/34 (a)(b)	660,000	678,069
7.12%, 06/27/34 (a)(b)	410,000	435,866
6.69%, 09/13/34 (a)(b)	400,000	424,213
5.34%, 09/10/35 (a)(b)	500,000	480,801
3.56%, 09/23/35 (a)(b)	300,000	265,392
3.81%, 03/10/42 (a)(b)	360,000	278,518
3.33%, 11/24/42 (a)(b)	450,000	326,020
5.25%, 08/17/45	485,000	453,042
4.95%, 01/10/47	450,000	400,275
6.04%, 03/12/55 (a)(b)	200,000	200,457
BPCE SA
3.38%, 12/02/26	250,000	244,138
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	110,000	104,723
5.62%, 07/17/26	50,000	50,665
5.93%, 10/02/26	300,000	306,158
3.45%, 04/07/27 (a)	465,000	452,370
5.24%, 06/28/27	330,000	333,706
5.00%, 04/28/28 (a)	400,000	401,226
5.99%, 10/03/28 (a)	250,000	258,260
5.26%, 04/08/29 (a)	280,000	282,529
4.63%, 09/11/30 (a)(b)	250,000	244,742
3.60%, 04/07/32 (a)	400,000	359,275
6.09%, 10/03/33 (a)	345,000	361,117
Capital One Financial Corp.
3.75%, 07/28/26 (a)	485,000	476,278
3.75%, 03/09/27 (a)	370,000	361,483
3.65%, 05/11/27 (a)	300,000	292,137
1.88%, 11/02/27 (a)(b)	420,000	397,056
3.80%, 01/31/28 (a)	590,000	569,612
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.93%, 05/10/28 (a)(b)	525,000	523,328
5.47%, 02/01/29 (a)(b)	250,000	251,838
6.31%, 06/08/29 (a)(b)	500,000	516,447
5.70%, 02/01/30 (a)(b)	250,000	253,528
3.27%, 03/01/30 (a)(b)	450,000	415,865
5.25%, 07/26/30 (a)(b)	125,000	124,659
5.46%, 07/26/30 (a)(b)	270,000	270,973
7.62%, 10/30/31 (a)(b)	500,000	552,004
2.36%, 07/29/32 (a)(b)	290,000	233,938
2.62%, 11/02/32 (a)(b)	490,000	406,720
5.27%, 05/10/33 (a)(b)	420,000	409,595
5.82%, 02/01/34 (a)(b)	275,000	275,995
6.38%, 06/08/34 (a)(b)	500,000	519,462
6.05%, 02/01/35 (a)(b)	295,000	299,975
5.88%, 07/26/35 (a)(b)	275,000	276,485
Citibank NA
5.44%, 04/30/26 (a)	500,000	504,837
4.93%, 08/06/26 (a)	400,000	401,695
5.49%, 12/04/26 (a)	725,000	735,941
4.88%, 11/19/27 (a)(b)	650,000	650,500
5.80%, 09/29/28 (a)	965,000	995,234
4.84%, 08/06/29 (a)	410,000	407,717
5.57%, 04/30/34 (a)	750,000	759,435
Citigroup, Inc.
3.70%, 01/12/26	495,000	490,433
4.60%, 03/09/26	450,000	448,775
3.40%, 05/01/26	625,000	614,360
3.20%, 10/21/26 (a)	850,000	827,035
4.30%, 11/20/26	350,000	346,986
1.12%, 01/28/27 (a)(b)	750,000	720,158
1.46%, 06/09/27 (a)(b)	800,000	761,765
4.45%, 09/29/27	1,050,000	1,035,992
3.89%, 01/10/28 (a)(b)	840,000	823,327
6.63%, 01/15/28	510,000	536,802
3.07%, 02/24/28 (a)(b)	745,000	716,780
4.66%, 05/24/28 (a)(b)	325,000	322,957
3.67%, 07/24/28 (a)(b)	700,000	677,940
4.13%, 07/25/28	740,000	719,348
3.52%, 10/27/28 (a)(b)	700,000	673,746
4.08%, 04/23/29 (a)(b)	615,000	597,026
5.17%, 02/13/30 (a)(b)	850,000	849,104
3.98%, 03/20/30 (a)(b)	770,000	734,756
4.54%, 09/19/30 (a)(b)	750,000	729,312
2.98%, 11/05/30 (a)(b)	610,000	550,706
2.67%, 01/29/31 (a)(b)	625,000	552,836
4.41%, 03/31/31 (a)(b)	1,200,000	1,153,398
2.57%, 06/03/31 (a)(b)	1,050,000	915,922
2.56%, 05/01/32 (a)(b)	895,000	758,363
6.63%, 06/15/32	260,000	277,960
2.52%, 11/03/32 (a)(b)	475,000	396,350
3.06%, 01/25/33 (a)(b)	875,000	752,264
5.88%, 02/22/33	190,000	194,075
3.79%, 03/17/33 (a)(b)	815,000	732,877
4.91%, 05/24/33 (a)(b)	700,000	676,533
6.00%, 10/31/33	200,000	205,872
6.27%, 11/17/33 (a)(b)	700,000	734,152
6.17%, 05/25/34 (a)(b)	975,000	993,777
5.59%, 11/19/34 (a)(b)	400,000	396,859
5.83%, 02/13/35 (a)(b)	655,000	652,242
5.45%, 06/11/35 (a)(b)	625,000	621,035
6.13%, 08/25/36	195,000	198,980
3.88%, 01/24/39 (a)(b)	310,000	258,964
8.13%, 07/15/39	550,000	678,746
5.41%, 09/19/39 (a)(b)	300,000	286,079
5.32%, 03/26/41 (a)(b)	455,000	437,659
5.88%, 01/30/42	295,000	301,735
2.90%, 11/03/42 (a)(b)	405,000	283,253
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.68%, 09/13/43	315,000	345,687
5.30%, 05/06/44	260,000	244,692
4.65%, 07/30/45	225,000	196,214
4.75%, 05/18/46	550,000	479,841
4.28%, 04/24/48 (a)(b)	430,000	351,461
4.65%, 07/23/48 (a)	750,000	643,498
Citizens Bank NA
3.75%, 02/18/26 (a)	295,000	291,474
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	305,000	295,016
5.84%, 01/23/30 (a)(b)	350,000	355,256
2.50%, 02/06/30 (a)	225,000	196,871
3.25%, 04/30/30 (a)	300,000	271,305
5.72%, 07/23/32 (a)(b)	350,000	351,222
2.64%, 09/30/32 (a)	145,000	116,726
6.65%, 04/25/35 (a)(b)	200,000	211,281
5.64%, 05/21/37 (a)(b)	125,000	121,523
Comerica Bank
5.33%, 08/25/33 (a)(b)	255,000	243,658
Comerica, Inc.
4.00%, 02/01/29 (a)	215,000	203,970
5.98%, 01/30/30 (a)(b)	350,000	354,044
Commonwealth Bank of Australia
5.32%, 03/13/26	300,000	302,762
4.58%, 11/27/26	300,000	300,322
Cooperatieve Rabobank UA
4.85%, 01/09/26	410,000	411,250
3.75%, 07/21/26	600,000	588,182
5.50%, 10/05/26	370,000	376,114
5.04%, 03/05/27	250,000	252,483
4.80%, 01/09/29	370,000	369,430
5.25%, 05/24/41	415,000	403,179
5.75%, 12/01/43	295,000	293,372
5.25%, 08/04/45	300,000	283,101
Credit Suisse USA LLC
7.13%, 07/15/32	175,000	193,958
Deutsche Bank AG
4.10%, 01/13/26	365,000	362,231
1.69%, 03/19/26	300,000	289,390
7.15%, 07/13/27 (a)(b)	400,000	412,280
2.31%, 11/16/27 (a)(b)	510,000	484,860
2.55%, 01/07/28 (a)(b)	450,000	427,824
5.71%, 02/08/28 (a)(b)	205,000	207,194
6.72%, 01/18/29 (a)(b)	425,000	441,185
5.41%, 05/10/29	400,000	406,088
6.82%, 11/20/29 (a)(b)	325,000	340,088
5.00%, 09/11/30 (a)(b)	300,000	293,330
5.88%, 07/08/31 (a)(b)	270,000	269,145
3.55%, 09/18/31 (a)(b)	510,000	457,718
3.73%, 01/14/32 (a)(b)	415,000	363,122
3.04%, 05/28/32 (a)(b)	350,000	300,179
4.88%, 12/01/32 (a)(b)	275,000	266,770
3.74%, 01/07/33 (a)(b)	305,000	258,681
7.08%, 02/10/34 (a)(b)	350,000	360,942
5.40%, 09/11/35 (a)(b)	300,000	285,112
Discover Bank
4.65%, 09/13/28 (a)	450,000	440,745
2.70%, 02/06/30 (a)	300,000	264,988
Discover Financial Services
4.50%, 01/30/26 (a)	175,000	174,291
4.10%, 02/09/27 (a)	300,000	294,670
6.70%, 11/29/32 (a)	275,000	293,531
7.96%, 11/02/34 (a)(b)	325,000	371,453
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fifth Third Bancorp
2.55%, 05/05/27 (a)	300,000	284,881
1.71%, 11/01/27 (a)(b)	410,000	387,208
3.95%, 03/14/28 (a)	260,000	251,899
4.06%, 04/25/28 (a)(b)	100,000	97,921
6.36%, 10/27/28 (a)(b)	210,000	217,206
6.34%, 07/27/29 (a)(b)	500,000	518,675
4.77%, 07/28/30 (a)(b)	205,000	200,894
4.90%, 09/06/30 (a)(b)	25,000	24,668
5.63%, 01/29/32 (a)(b)	300,000	303,511
4.34%, 04/25/33 (a)(b)	75,000	69,711
8.25%, 03/01/38	350,000	420,111
Fifth Third Bank, Inc.
3.85%, 03/15/26 (a)	340,000	336,192
2.25%, 02/01/27 (a)	50,000	47,510
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	248,919
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	170,000	174,759
Goldman Sachs Bank USA
5.28%, 03/18/27 (a)(b)	825,000	829,899
5.41%, 05/21/27 (a)(b)	860,000	866,630
Goldman Sachs Capital I
6.35%, 02/15/34	370,000	386,434
Goldman Sachs Group, Inc.
3.75%, 02/25/26 (a)	475,000	470,057
3.50%, 11/16/26 (a)	900,000	879,932
5.95%, 01/15/27	340,000	348,584
3.85%, 01/26/27 (a)	845,000	829,637
1.43%, 03/09/27 (a)(b)	900,000	863,947
4.39%, 06/15/27 (a)(b)	200,000	198,867
1.54%, 09/10/27 (a)(b)	815,000	771,000
1.95%, 10/21/27 (a)(b)	1,200,000	1,138,706
2.64%, 02/24/28 (a)(b)	975,000	929,872
3.62%, 03/15/28 (a)(b)	935,000	909,247
3.69%, 06/05/28 (a)(b)	750,000	728,387
4.48%, 08/23/28 (a)(b)	675,000	667,173
3.81%, 04/23/29 (a)(b)	810,000	779,260
4.22%, 05/01/29 (a)(b)	1,050,000	1,022,264
6.48%, 10/24/29 (a)(b)	750,000	785,889
2.60%, 02/07/30 (a)	600,000	531,445
3.80%, 03/15/30 (a)	700,000	656,726
5.73%, 04/25/30 (a)(b)	700,000	714,915
5.05%, 07/23/30 (a)(b)	640,000	636,631
4.69%, 10/23/30 (a)(b)	500,000	489,863
1.99%, 01/27/32 (a)(b)	925,000	764,216
2.62%, 04/22/32 (a)(b)	985,000	840,716
2.38%, 07/21/32 (a)(b)	1,250,000	1,044,340
2.65%, 10/21/32 (a)(b)	1,000,000	845,632
6.13%, 02/15/33	445,000	473,793
3.10%, 02/24/33 (a)(b)	1,085,000	935,876
6.56%, 10/24/34 (a)(b)	345,000	371,415
5.85%, 04/25/35 (a)(b)	580,000	591,037
5.33%, 07/23/35 (a)(b)	885,000	868,872
5.02%, 10/23/35 (a)(b)	1,000,000	959,318
6.45%, 05/01/36	240,000	253,181
6.75%, 10/01/37	1,525,000	1,636,199
4.02%, 10/31/38 (a)(b)	865,000	733,312
4.41%, 04/23/39 (a)(b)	385,000	338,972
6.25%, 02/01/41	750,000	789,969
3.21%, 04/22/42 (a)(b)	665,000	485,492
2.91%, 07/21/42 (a)(b)	450,000	313,195
3.44%, 02/24/43 (a)(b)	600,000	447,301
4.80%, 07/08/44 (a)	560,000	495,378
5.15%, 05/22/45	505,000	465,123
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 10/21/45 (a)	500,000	441,339
5.56%, 11/19/45 (a)(b)	900,000	869,707
HSBC Bank USA NA
5.88%, 11/01/34	155,000	156,831
5.63%, 08/15/35	295,000	294,812
7.00%, 01/15/39	280,000	310,631
HSBC Holdings PLC
4.30%, 03/08/26	400,000	398,092
3.90%, 05/25/26	400,000	395,605
5.89%, 08/14/27 (a)(b)	635,000	644,076
2.25%, 11/22/27 (a)(b)	300,000	285,532
4.04%, 03/13/28 (a)(b)	800,000	783,046
5.60%, 05/17/28 (a)(b)	600,000	606,559
4.76%, 06/09/28 (a)(b)	700,000	695,308
5.21%, 08/11/28 (a)(b)	700,000	702,573
2.01%, 09/22/28 (a)(b)	650,000	599,237
7.39%, 11/03/28 (a)(b)	690,000	731,214
5.13%, 11/19/28 (a)(b)	400,000	400,009
6.16%, 03/09/29 (a)(b)	730,000	750,078
4.58%, 06/19/29 (a)(b)	910,000	892,048
2.21%, 08/17/29 (a)(b)	650,000	584,357
5.55%, 03/04/30 (a)(b)	450,000	453,297
4.95%, 03/31/30	800,000	792,177
3.97%, 05/22/30 (a)(b)	910,000	859,461
5.29%, 11/19/30 (a)(b)	600,000	596,125
2.85%, 06/04/31 (a)(b)	480,000	421,782
2.36%, 08/18/31 (a)(b)	500,000	425,638
5.73%, 05/17/32 (a)(b)	400,000	404,473
2.80%, 05/24/32 (a)(b)	920,000	782,446
2.87%, 11/22/32 (a)(b)	525,000	443,305
4.76%, 03/29/33 (a)(b)	535,000	503,214
5.40%, 08/11/33 (a)(b)	915,000	904,947
8.11%, 11/03/33 (a)(b)	540,000	608,577
6.25%, 03/09/34 (a)(b)	680,000	706,976
6.55%, 06/20/34 (a)(b)	595,000	613,681
7.40%, 11/13/34 (a)(b)	210,000	228,486
5.72%, 03/04/35 (a)(b)	350,000	352,651
5.87%, 11/18/35 (a)(b)	500,000	488,808
6.50%, 05/02/36	685,000	705,771
6.50%, 09/15/37	725,000	743,219
6.80%, 06/01/38	675,000	715,191
6.10%, 01/14/42	375,000	398,105
6.33%, 03/09/44 (a)(b)	770,000	812,229
5.25%, 03/14/44	300,000	276,414
HSBC USA, Inc.
5.29%, 03/04/27	330,000	333,929
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	450,000	445,351
6.21%, 08/21/29 (a)(b)	400,000	413,242
2.55%, 02/04/30 (a)	350,000	307,961
5.02%, 05/17/33 (a)(b)	80,000	77,148
5.71%, 02/02/35 (a)(b)	325,000	324,766
2.49%, 08/15/36 (a)(b)	355,000	287,532
Huntington National Bank
4.55%, 05/17/28 (a)(b)	330,000	327,390
5.65%, 01/10/30 (a)	250,000	254,376
ING Groep NV
3.95%, 03/29/27	545,000	535,008
1.73%, 04/01/27 (a)(b)	320,000	307,611
6.08%, 09/11/27 (a)(b)	325,000	331,180
4.02%, 03/28/28 (a)(b)	400,000	391,761
4.55%, 10/02/28	325,000	319,167
4.05%, 04/09/29	255,000	244,961
5.34%, 03/19/30 (a)(b)	400,000	401,588
2.73%, 04/01/32 (a)(b)	250,000	215,491
4.25%, 03/28/33 (a)(b)	400,000	371,277
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.11%, 09/11/34 (a)(b)	275,000	285,124
5.55%, 03/19/35 (a)(b)	495,000	492,670
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	835,000	822,558
3.20%, 06/15/26 (a)	569,000	558,228
2.95%, 10/01/26 (a)	955,000	930,652
7.63%, 10/15/26	200,000	210,032
4.13%, 12/15/26	600,000	594,003
3.96%, 01/29/27 (a)(b)	650,000	644,525
1.04%, 02/04/27 (a)(b)	650,000	624,354
1.58%, 04/22/27 (a)(b)	1,200,000	1,152,309
8.00%, 04/29/27	215,000	230,560
1.47%, 09/22/27 (a)(b)	960,000	907,926
4.25%, 10/01/27	493,000	489,503
6.07%, 10/22/27 (a)(b)	500,000	511,861
3.63%, 12/01/27 (a)	420,000	408,187
5.04%, 01/23/28 (a)(b)	1,000,000	1,003,632
3.78%, 02/01/28 (a)(b)	810,000	792,866
2.95%, 02/24/28 (a)(b)	525,000	504,880
5.57%, 04/22/28 (a)(b)	510,000	518,897
4.32%, 04/26/28 (a)(b)	755,000	745,864
3.54%, 05/01/28 (a)(b)	900,000	874,345
2.18%, 06/01/28 (a)(b)	500,000	469,519
4.98%, 07/22/28 (a)(b)	550,000	551,752
4.85%, 07/25/28 (a)(b)	1,000,000	999,737
4.51%, 10/22/28 (a)(b)	560,000	555,117
3.51%, 01/23/29 (a)(b)	750,000	719,801
4.01%, 04/23/29 (a)(b)	750,000	727,440
2.07%, 06/01/29 (a)(b)	600,000	545,329
4.20%, 07/23/29 (a)(b)	925,000	900,877
5.30%, 07/24/29 (a)(b)	550,000	555,495
6.09%, 10/23/29 (a)(b)	545,000	565,377
4.45%, 12/05/29 (a)(b)	950,000	930,923
5.01%, 01/23/30 (a)(b)	650,000	649,424
5.58%, 04/22/30 (a)(b)	690,000	703,436
3.70%, 05/06/30 (a)(b)	715,000	676,943
4.57%, 06/14/30 (a)(b)	500,000	490,215
5.00%, 07/22/30 (a)(b)	750,000	747,142
8.75%, 09/01/30	130,000	153,058
2.74%, 10/15/30 (a)(b)	1,085,000	977,288
4.60%, 10/22/30 (a)(b)	545,000	534,900
4.49%, 03/24/31 (a)(b)	875,000	853,006
2.52%, 04/22/31 (a)(b)	925,000	814,704
2.96%, 05/13/31 (a)(b)	950,000	849,724
1.76%, 11/19/31 (a)(b)	475,000	394,885
1.95%, 02/04/32 (a)(b)	925,000	767,551
2.58%, 04/22/32 (a)(b)	1,100,000	944,636
2.55%, 11/08/32 (a)(b)	750,000	633,550
2.96%, 01/25/33 (a)(b)	1,285,000	1,111,492
4.59%, 04/26/33 (a)(b)	715,000	685,598
4.91%, 07/25/33 (a)(b)	1,000,000	978,587
5.72%, 09/14/33 (a)(b)	780,000	795,034
5.35%, 06/01/34 (a)(b)	1,300,000	1,300,130
6.25%, 10/23/34 (a)(b)	900,000	952,091
5.34%, 01/23/35 (a)(b)	605,000	601,788
5.77%, 04/22/35 (a)(b)	875,000	895,899
5.29%, 07/22/35 (a)(b)	1,180,000	1,167,789
4.95%, 10/22/35 (a)(b)	750,000	723,297
6.40%, 05/15/38	750,000	818,684
3.88%, 07/24/38 (a)(b)	750,000	638,387
5.50%, 10/15/40	350,000	348,298
3.11%, 04/22/41 (a)(b)	625,000	463,097
5.60%, 07/15/41	525,000	529,957
2.53%, 11/19/41 (a)(b)	500,000	337,691
5.40%, 01/06/42	350,000	345,023
3.16%, 04/22/42 (a)(b)	600,000	440,180
5.63%, 08/16/43	450,000	447,698
4.85%, 02/01/44	300,000	275,503
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 06/01/45	515,000	467,517
5.53%, 11/29/45 (a)(b)	750,000	732,144
4.26%, 02/22/48 (a)(b)	675,000	556,763
4.03%, 07/24/48 (a)(b)	440,000	346,874
3.96%, 11/15/48 (a)(b)	1,095,000	855,714
3.90%, 01/23/49 (a)(b)	710,000	547,352
3.11%, 04/22/51 (a)(b)	825,000	545,139
3.33%, 04/22/52 (a)(b)	1,150,000	788,332
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	770,000	778,389
KeyBank NA
3.40%, 05/20/26	250,000	244,413
5.85%, 11/15/27 (a)	385,000	394,572
4.39%, 12/14/27	250,000	245,945
3.90%, 04/13/29	350,000	328,933
4.90%, 08/08/32	280,000	265,523
5.00%, 01/26/33 (a)	200,000	191,791
KeyCorp
2.25%, 04/06/27	135,000	127,383
4.10%, 04/30/28	250,000	241,920
2.55%, 10/01/29	230,000	204,460
4.79%, 06/01/33 (a)(b)	150,000	141,827
Lloyds Banking Group PLC
4.65%, 03/24/26	250,000	248,616
3.75%, 01/11/27	420,000	410,799
1.63%, 05/11/27 (a)(b)	300,000	286,982
5.99%, 08/07/27 (a)(b)	400,000	406,010
5.46%, 01/05/28 (a)(b)	500,000	504,194
3.75%, 03/18/28 (a)(b)	400,000	389,294
4.38%, 03/22/28	400,000	390,829
4.55%, 08/16/28	365,000	358,313
3.57%, 11/07/28 (a)(b)	595,000	571,883
5.09%, 11/26/28 (a)(b)	400,000	400,612
5.87%, 03/06/29 (a)(b)	270,000	275,304
5.72%, 06/05/30 (a)(b)	400,000	406,924
4.98%, 08/11/33 (a)(b)	350,000	336,570
7.95%, 11/15/33 (a)(b)	305,000	341,248
5.68%, 01/05/35 (a)(b)	630,000	628,736
5.59%, 11/26/35 (a)(b)	200,000	198,485
5.30%, 12/01/45	190,000	172,273
3.37%, 12/14/46 (a)(b)	435,000	302,840
4.34%, 01/09/48	525,000	412,232
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	125,000	123,627
7.41%, 10/30/29 (a)(b)	200,000	214,396
6.08%, 03/13/32 (a)(b)	250,000	256,100
5.05%, 01/27/34 (a)(b)	450,000	431,128
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (a)	350,000	349,152
3.40%, 08/17/27	300,000	288,713
4.70%, 01/27/28 (a)	510,000	504,879
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	750,000	742,534
2.76%, 09/13/26	210,000	203,422
3.68%, 02/22/27	400,000	391,853
1.54%, 07/20/27 (a)(b)	750,000	713,614
3.29%, 07/25/27	350,000	339,189
1.64%, 10/13/27 (a)(b)	300,000	283,926
2.34%, 01/19/28 (a)(b)	600,000	570,989
3.96%, 03/02/28	350,000	341,413
5.02%, 07/20/28 (a)(b)	400,000	401,524
4.05%, 09/11/28	25,000	24,362
5.35%, 09/13/28 (a)(b)	500,000	506,613
5.42%, 02/22/29 (a)(b)	385,000	390,116
3.74%, 03/07/29	550,000	526,917
3.20%, 07/18/29	520,000	482,966
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.56%, 02/25/30	400,000	355,254
2.05%, 07/17/30	550,000	470,602
5.48%, 02/22/31 (a)(b)	200,000	203,567
2.31%, 07/20/32 (a)(b)	815,000	682,454
2.49%, 10/13/32 (a)(b)	495,000	417,755
2.85%, 01/19/33 (a)(b)	375,000	321,949
4.32%, 04/19/33 (a)(b)	280,000	263,673
5.13%, 07/20/33 (a)(b)	400,000	396,249
5.44%, 02/22/34 (a)(b)	250,000	252,891
5.41%, 04/19/34 (a)(b)(c)	200,000	201,946
5.43%, 04/17/35 (a)(b)	240,000	240,525
4.29%, 07/26/38	200,000	182,358
4.15%, 03/07/39	355,000	319,814
3.75%, 07/18/39	535,000	450,273
Mizuho Financial Group, Inc.
2.84%, 09/13/26	350,000	339,785
3.66%, 02/28/27	300,000	292,878
1.23%, 05/22/27 (a)(b)	290,000	276,136
1.55%, 07/09/27 (a)(b)	250,000	238,049
3.17%, 09/11/27	500,000	479,750
4.02%, 03/05/28	390,000	379,648
5.67%, 05/27/29 (a)(b)	200,000	203,851
5.78%, 07/06/29 (a)(b)	500,000	511,543
4.25%, 09/11/29 (a)(b)	445,000	432,664
5.38%, 05/26/30 (a)(b)	270,000	272,705
3.15%, 07/16/30 (a)(b)	250,000	229,753
2.87%, 09/13/30 (a)(b)	200,000	180,808
2.59%, 05/25/31 (a)(b)	265,000	232,734
2.20%, 07/10/31 (a)(b)	400,000	342,407
1.98%, 09/08/31 (a)(b)	475,000	399,709
2.56%, 09/13/31	315,000	263,673
2.26%, 07/09/32 (a)(b)	250,000	208,095
5.67%, 09/13/33 (a)(b)	270,000	274,399
5.75%, 05/27/34 (a)(b)	200,000	204,189
5.75%, 07/06/34 (a)(b)	390,000	398,198
5.58%, 05/26/35 (a)(b)	205,000	207,011
5.59%, 07/10/35 (a)(b)	300,000	303,130
Morgan Stanley
3.88%, 01/27/26	885,000	878,053
3.13%, 07/27/26	950,000	928,215
6.25%, 08/09/26	200,000	204,890
4.35%, 09/08/26	675,000	670,274
3.63%, 01/20/27	900,000	883,577
5.05%, 01/28/27 (a)(b)	605,000	607,021
3.95%, 04/23/27	600,000	588,023
1.59%, 05/04/27 (a)(b)	1,050,000	1,006,806
1.51%, 07/20/27 (a)(b)	750,000	713,794
2.48%, 01/21/28 (a)(b)	775,000	738,521
5.65%, 04/13/28 (a)(b)	565,000	574,402
4.21%, 04/20/28 (a)(b)	875,000	862,793
3.59%, 07/22/28 (a)	1,000,000	964,743
6.30%, 10/18/28 (a)(b)	600,000	621,961
3.77%, 01/24/29 (a)(b)	860,000	829,632
5.12%, 02/01/29 (a)(b)	650,000	651,780
5.16%, 04/20/29 (a)(b)	800,000	802,396
5.45%, 07/20/29 (a)(b)	750,000	758,578
6.41%, 11/01/29 (a)(b)	695,000	726,484
5.17%, 01/16/30 (a)(b)	600,000	600,700
4.43%, 01/23/30 (a)(b)	950,000	925,741
5.66%, 04/18/30 (a)(b)	785,000	799,492
5.04%, 07/19/30 (a)(b)	650,000	647,557
4.65%, 10/18/30 (a)(b)	750,000	734,059
2.70%, 01/22/31 (a)(b)	1,200,000	1,066,964
3.62%, 04/01/31 (a)(b)	850,000	789,215
1.79%, 02/13/32 (a)(b)	850,000	694,508
7.25%, 04/01/32	345,000	387,974
1.93%, 04/28/32 (a)(b)	725,000	593,905
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.24%, 07/21/32 (a)(b)	1,055,000	874,573
2.51%, 10/20/32 (a)(b)	785,000	658,385
2.94%, 01/21/33 (a)(b)	750,000	643,189
4.89%, 07/20/33 (a)(b)	720,000	697,832
6.34%, 10/18/33 (a)(b)	945,000	1,000,121
5.25%, 04/21/34 (a)(b)	950,000	936,333
5.42%, 07/21/34 (a)(b)	810,000	805,073
6.63%, 11/01/34 (a)(b)	600,000	645,177
5.47%, 01/18/35 (a)(b)	670,000	666,812
5.83%, 04/19/35 (a)(b)	830,000	846,809
5.32%, 07/19/35 (a)(b)	1,000,000	985,153
2.48%, 09/16/36 (a)(b)	950,000	772,528
5.30%, 04/20/37 (a)(b)	600,000	582,440
5.95%, 01/19/38 (a)(b)	410,000	411,061
3.97%, 07/22/38 (a)	725,000	617,068
5.94%, 02/07/39 (a)(b)	450,000	451,446
4.46%, 04/22/39 (a)(b)	200,000	179,200
3.22%, 04/22/42 (a)(b)	550,000	407,576
6.38%, 07/24/42	600,000	649,247
4.30%, 01/27/45	665,000	548,768
4.38%, 01/22/47	600,000	500,804
5.60%, 03/24/51 (a)(b)	585,000	577,671
2.80%, 01/25/52 (a)(b)	775,000	474,354
5.52%, 11/19/55 (a)(b)	800,000	772,234
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	450,000	450,530
5.88%, 10/30/26 (a)	500,000	510,892
4.45%, 10/15/27 (a)(b)	500,000	496,666
4.95%, 01/14/28 (a)(b)	325,000	325,434
5.50%, 05/26/28 (a)(b)	600,000	608,240
4.97%, 07/14/28 (a)(b)	300,000	300,931
National Australia Bank Ltd.
3.38%, 01/14/26	490,000	484,133
2.50%, 07/12/26	450,000	436,717
3.91%, 06/09/27	580,000	571,238
4.50%, 10/26/27	250,000	249,187
4.94%, 01/12/28	260,000	261,583
4.90%, 06/13/28	505,000	507,662
4.79%, 01/10/29	355,000	355,674
National Bank of Canada
5.60%, 07/02/27 (a)(b)	250,000	252,826
5.60%, 12/18/28	300,000	305,832
4.50%, 10/10/29	250,000	243,174
NatWest Group PLC
4.80%, 04/05/26	600,000	599,970
5.85%, 03/02/27 (a)(b)	300,000	303,028
1.64%, 06/14/27 (a)(b)	610,000	581,997
5.58%, 03/01/28 (a)(b)	200,000	202,338
3.07%, 05/22/28 (a)(b)	380,000	363,496
5.52%, 09/30/28 (a)(b)	450,000	455,654
4.89%, 05/18/29 (a)(b)	510,000	504,944
5.81%, 09/13/29 (a)(b)	445,000	453,905
5.08%, 01/27/30 (a)(b)	670,000	663,467
4.45%, 05/08/30 (a)(b)	350,000	337,805
6.02%, 03/02/34 (a)(b)	335,000	343,876
6.48%, 06/01/34 (a)(b)	300,000	308,249
5.78%, 03/01/35 (a)(b)	400,000	402,918
3.03%, 11/28/35 (a)(b)	250,000	216,045
Northern Trust Corp.
4.00%, 05/10/27 (a)	175,000	172,702
3.65%, 08/03/28 (a)	300,000	289,789
3.15%, 05/03/29 (a)	200,000	187,517
1.95%, 05/01/30 (a)	345,000	297,919
3.38%, 05/08/32 (a)(b)	350,000	335,559
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PNC Bank NA
3.10%, 10/25/27 (a)	400,000	383,497
3.25%, 01/22/28 (a)	500,000	478,788
4.05%, 07/26/28	350,000	338,208
2.70%, 10/22/29	300,000	269,547
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	350,000	339,231
1.15%, 08/13/26 (a)	200,000	189,155
4.76%, 01/26/27 (a)(b)	400,000	399,432
3.15%, 05/19/27 (a)	220,000	212,336
5.10%, 07/23/27 (a)(b)	260,000	261,224
6.62%, 10/20/27 (a)(b)	300,000	309,078
5.30%, 01/21/28 (a)(b)	250,000	252,186
5.35%, 12/02/28 (a)(b)	380,000	385,244
3.45%, 04/23/29 (a)	600,000	567,730
5.58%, 06/12/29 (a)(b)	580,000	590,012
2.55%, 01/22/30 (a)	600,000	532,887
5.49%, 05/14/30 (a)(b)	365,000	370,213
2.31%, 04/23/32 (a)(b)	310,000	260,631
4.81%, 10/21/32 (a)(b)	450,000	438,359
4.63%, 06/06/33 (a)(b)	225,000	212,592
6.04%, 10/28/33 (a)(b)	450,000	465,917
5.07%, 01/24/34 (a)(b)	435,000	423,783
5.94%, 08/18/34 (a)(b)	335,000	345,174
6.88%, 10/20/34 (a)(b)	765,000	835,298
5.68%, 01/22/35 (a)(b)	400,000	404,668
5.40%, 07/23/35 (a)(b)	450,000	446,937
Regions Bank
6.45%, 06/26/37	330,000	336,627
Regions Financial Corp.
1.80%, 08/12/28 (a)	215,000	191,585
5.72%, 06/06/30 (a)(b)	200,000	202,753
5.50%, 09/06/35 (a)(b)	250,000	244,036
Royal Bank of Canada
4.88%, 01/12/26	410,000	411,215
0.88%, 01/20/26	350,000	336,931
4.65%, 01/27/26	450,000	449,398
1.20%, 04/27/26	505,000	483,429
1.15%, 07/14/26	300,000	285,223
5.20%, 07/20/26	300,000	302,900
1.40%, 11/02/26	445,000	420,272
4.88%, 01/19/27	350,000	351,463
3.63%, 05/04/27	400,000	390,777
5.07%, 07/23/27 (a)(b)	315,000	316,525
4.24%, 08/03/27	550,000	543,676
6.00%, 11/01/27	500,000	516,550
4.90%, 01/12/28	90,000	90,072
5.20%, 08/01/28	325,000	327,721
4.95%, 02/01/29	250,000	250,052
4.97%, 08/02/30 (a)(b)	400,000	397,379
4.65%, 10/18/30 (a)(b)	540,000	529,137
2.30%, 11/03/31	425,000	357,057
3.88%, 05/04/32	350,000	322,255
5.00%, 02/01/33	500,000	491,706
5.00%, 05/02/33	300,000	295,282
5.15%, 02/01/34	445,000	439,968
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	300,000	291,374
6.12%, 05/31/27 (a)(b)	25,000	25,374
4.40%, 07/13/27 (a)	310,000	306,483
2.49%, 01/06/28 (a)(b)	335,000	317,751
6.50%, 03/09/29 (a)(b)	330,000	339,366
6.57%, 06/12/29 (a)(b)	135,000	139,499
6.17%, 01/09/30 (a)(b)	510,000	520,875
7.66%, 11/09/31 (a)(b)	200,000	218,620
6.34%, 05/31/35 (a)(b)	200,000	203,204
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santander U.K. Group Holdings PLC
1.67%, 06/14/27 (a)(b)	410,000	390,174
2.47%, 01/11/28 (a)(b)	300,000	284,150
3.82%, 11/03/28 (a)(b)	410,000	394,812
6.53%, 01/10/29 (a)(b)	400,000	412,334
4.86%, 09/11/30 (a)(b)	225,000	219,032
2.90%, 03/15/32 (a)(b)	305,000	261,669
State Street Bank & Trust Co.
4.59%, 11/25/26	300,000	300,759
4.78%, 11/23/29	250,000	249,162
State Street Corp.
2.65%, 05/19/26	250,000	243,968
5.27%, 08/03/26 (a)	150,000	151,536
4.99%, 03/18/27 (a)	300,000	302,516
4.33%, 10/22/27 (a)	200,000	198,725
1.68%, 11/18/27 (a)(b)	430,000	407,051
2.20%, 02/07/28 (a)(b)	135,000	128,320
5.82%, 11/04/28 (a)(b)	185,000	190,322
4.53%, 02/20/29 (a)(b)	300,000	296,663
5.68%, 11/21/29 (a)(b)	305,000	313,601
4.14%, 12/03/29 (a)(b)	345,000	335,457
2.40%, 01/24/30	305,000	273,118
2.20%, 03/03/31	270,000	229,541
3.15%, 03/30/31 (a)(b)	200,000	183,263
2.62%, 02/07/33 (a)(b)	355,000	301,524
4.42%, 05/13/33 (a)(b)	200,000	190,382
4.16%, 08/04/33 (a)(b)	250,000	233,388
4.82%, 01/26/34 (a)(b)	200,000	194,060
5.16%, 05/18/34 (a)(b)	25,000	24,837
3.03%, 11/01/34 (a)(b)	250,000	225,515
6.12%, 11/21/34 (a)(b)	100,000	104,097
Sumitomo Mitsui Financial Group, Inc.
0.95%, 01/12/26	200,000	192,498
5.46%, 01/13/26	550,000	553,988
3.78%, 03/09/26	550,000	544,401
5.88%, 07/13/26	250,000	254,266
2.63%, 07/14/26	715,000	693,280
1.40%, 09/17/26	600,000	567,717
3.01%, 10/19/26	410,000	398,167
3.45%, 01/11/27	300,000	292,853
2.17%, 01/14/27	300,000	285,164
3.36%, 07/12/27	600,000	581,467
5.52%, 01/13/28	500,000	508,209
3.54%, 01/17/28	400,000	384,545
5.80%, 07/13/28	300,000	308,143
3.94%, 07/19/28	150,000	145,279
5.72%, 09/14/28	280,000	286,811
1.90%, 09/17/28	710,000	636,427
4.31%, 10/16/28 (c)	250,000	245,680
5.32%, 07/09/29	255,000	257,976
3.04%, 07/16/29	790,000	725,910
3.20%, 09/17/29	50,000	46,145
2.72%, 09/27/29	200,000	180,398
5.71%, 01/13/30	440,000	451,124
2.75%, 01/15/30	450,000	402,496
2.13%, 07/08/30	490,000	419,397
2.14%, 09/23/30	375,000	317,689
2.22%, 09/17/31	375,000	311,121
5.77%, 01/13/33	600,000	617,960
5.81%, 09/14/33	520,000	539,274
5.56%, 07/09/34	500,000	505,792
2.30%, 01/12/41	230,000	153,041
2.93%, 09/17/41	360,000	258,146
3.05%, 01/14/42	50,000	36,680
6.18%, 07/13/43	180,000	192,336
5.84%, 07/09/44	380,000	382,621
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Synchrony Financial
3.70%, 08/04/26 (a)	200,000	195,682
3.95%, 12/01/27 (a)	600,000	580,551
5.15%, 03/19/29 (a)	250,000	246,582
2.88%, 10/28/31 (a)	235,000	194,931
Synovus Bank
5.63%, 02/15/28 (a)	255,000	255,493
Toronto-Dominion Bank
0.75%, 01/06/26	430,000	413,689
5.10%, 01/09/26	315,000	316,409
1.20%, 06/03/26	365,000	347,672
5.53%, 07/17/26	500,000	505,897
1.25%, 09/10/26	500,000	472,412
4.57%, 12/17/26	400,000	399,100
1.95%, 01/12/27	250,000	236,475
2.80%, 03/10/27	390,000	374,113
4.11%, 06/08/27	400,000	393,597
4.69%, 09/15/27	650,000	648,559
5.16%, 01/10/28	450,000	452,234
5.52%, 07/17/28	425,000	432,323
4.99%, 04/05/29	390,000	389,454
2.00%, 09/10/31	300,000	248,531
3.63%, 09/15/31 (a)(b)	505,000	490,914
2.45%, 01/12/32	325,000	271,431
3.20%, 03/10/32	510,000	445,785
4.46%, 06/08/32	685,000	649,244
5.15%, 09/10/34 (a)(b)	145,000	141,955
Truist Bank
3.30%, 05/15/26 (a)	310,000	303,560
3.80%, 10/30/26 (a)	360,000	353,383
2.25%, 03/11/30 (a)	500,000	429,479
Truist Financial Corp.
1.27%, 03/02/27 (a)(b)	450,000	431,655
6.05%, 06/08/27 (a)(b)	400,000	406,484
1.13%, 08/03/27 (a)	300,000	273,365
4.12%, 06/06/28 (a)(b)	300,000	294,510
4.87%, 01/26/29 (a)(b)	400,000	397,839
3.88%, 03/19/29 (a)	200,000	190,828
1.89%, 06/07/29 (a)(b)	475,000	428,643
7.16%, 10/30/29 (a)(b)	420,000	449,175
5.44%, 01/24/30 (a)(b)	200,000	201,830
1.95%, 06/05/30 (a)	300,000	255,868
4.92%, 07/28/33 (a)(b)	385,000	364,220
6.12%, 10/28/33 (a)(b)	200,000	208,285
5.12%, 01/26/34 (a)(b)	400,000	388,893
5.87%, 06/08/34 (a)(b)	575,000	585,511
5.71%, 01/24/35 (a)(b)	500,000	504,785
U.S. Bancorp
3.10%, 04/27/26 (a)	210,000	205,599
2.38%, 07/22/26 (a)	420,000	406,076
3.15%, 04/27/27 (a)	400,000	387,110
6.79%, 10/26/27 (a)(b)	300,000	310,100
2.22%, 01/27/28 (a)(b)	310,000	293,825
3.90%, 04/26/28 (a)	350,000	339,728
4.55%, 07/22/28 (a)(b)	600,000	595,030
4.65%, 02/01/29 (a)(b)	400,000	396,017
5.78%, 06/12/29 (a)(b)	550,000	563,032
3.00%, 07/30/29 (a)	285,000	261,361
5.38%, 01/23/30 (a)(b)	400,000	403,782
1.38%, 07/22/30 (a)	550,000	453,882
5.10%, 07/23/30 (a)(b)	200,000	199,733
2.68%, 01/27/33 (a)(b)	250,000	210,931
4.97%, 07/22/33 (a)(b)	420,000	402,833
5.85%, 10/21/33 (a)(b)	730,000	747,153
4.84%, 02/01/34 (a)(b)	630,000	602,943
5.84%, 06/12/34 (a)(b)	555,000	566,294
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.68%, 01/23/35 (a)(b)	630,000	635,950
2.49%, 11/03/36 (a)(b)	425,000	345,322
UBS AG
1.25%, 06/01/26	250,000	238,472
1.25%, 08/07/26	350,000	331,468
5.00%, 07/09/27	530,000	533,187
7.50%, 02/15/28	750,000	803,213
5.65%, 09/11/28	600,000	613,970
4.50%, 06/26/48	400,000	339,870
UBS Group AG
4.55%, 04/17/26	655,000	652,904
4.88%, 05/15/45	510,000	456,618
Wachovia Corp.
7.57%, 08/01/26 (e)	100,000	104,032
5.50%, 08/01/35	280,000	279,952
Webster Financial Corp.
4.10%, 03/25/29 (a)	200,000	190,512
Wells Fargo & Co.
3.00%, 04/22/26	1,050,000	1,027,147
4.10%, 06/03/26	650,000	643,683
3.00%, 10/23/26	1,010,000	979,442
3.20%, 06/17/27 (a)(b)	750,000	732,817
4.30%, 07/22/27	700,000	691,157
3.53%, 03/24/28 (a)(b)	1,175,000	1,140,188
5.71%, 04/22/28 (a)(b)	900,000	914,903
3.58%, 05/22/28 (a)(b)	900,000	872,384
2.39%, 06/02/28 (a)(b)	970,000	913,834
4.81%, 07/25/28 (a)(b)	900,000	896,782
4.15%, 01/24/29 (a)	750,000	727,479
5.57%, 07/25/29 (a)(b)	1,335,000	1,355,524
6.30%, 10/23/29 (a)(b)	820,000	853,069
7.95%, 11/15/29	250,000	278,102
5.20%, 01/23/30 (a)(b)	750,000	752,536
2.88%, 10/30/30 (a)(b)	1,025,000	925,130
2.57%, 02/11/31 (a)(b)	850,000	750,335
4.48%, 04/04/31 (a)(b)	700,000	677,500
3.35%, 03/02/33 (a)(b)	1,320,000	1,157,854
4.90%, 07/25/33 (a)(b)	1,255,000	1,213,180
5.39%, 04/24/34 (a)(b)	1,025,000	1,013,598
5.56%, 07/25/34 (a)(b)	1,305,000	1,303,931
6.49%, 10/23/34 (a)(b)	955,000	1,015,568
5.50%, 01/23/35 (a)(b)	810,000	806,417
5.38%, 02/07/35	125,000	124,370
5.21%, 12/03/35 (a)(b)	750,000	730,928
3.07%, 04/30/41 (a)(b)	1,165,000	847,291
5.38%, 11/02/43	455,000	425,703
5.61%, 01/15/44	800,000	766,052
4.65%, 11/04/44	500,000	420,173
3.90%, 05/01/45	605,000	469,903
4.90%, 11/17/45	590,000	511,882
4.40%, 06/14/46	650,000	522,754
4.75%, 12/07/46	660,000	556,167
5.01%, 04/04/51 (a)(b)	1,550,000	1,381,608
4.61%, 04/25/53 (a)(b)	1,075,000	899,032
5.95%, 12/01/86	200,000	201,057
Wells Fargo Bank NA
4.81%, 01/15/26 (a)	550,000	551,807
5.45%, 08/07/26 (a)	760,000	769,476
5.25%, 12/11/26 (a)	670,000	678,046
5.95%, 08/26/36	255,000	262,795
5.85%, 02/01/37	150,000	153,042
6.60%, 01/15/38	390,000	425,727
Westpac Banking Corp.
5.20%, 04/16/26	295,000	297,471
2.85%, 05/13/26	575,000	562,420
1.15%, 06/03/26	415,000	395,982
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 08/19/26	300,000	291,655
3.35%, 03/08/27	375,000	365,830
4.04%, 08/26/27	300,000	296,691
5.46%, 11/18/27	350,000	358,250
3.40%, 01/25/28	550,000	529,340
5.54%, 11/17/28	300,000	308,655
1.95%, 11/20/28	275,000	247,944
5.05%, 04/16/29	235,000	237,516
2.65%, 01/16/30	250,000	225,785
2.15%, 06/03/31	375,000	318,150
4.32%, 11/23/31 (a)(b)	550,000	541,751
5.41%, 08/10/33 (a)(b)	250,000	246,424
6.82%, 11/17/33	205,000	221,841
4.11%, 07/24/34 (a)(b)	280,000	263,833
2.67%, 11/15/35 (a)(b)	465,000	396,138
5.62%, 11/20/35 (a)(b)	400,000	393,690
3.02%, 11/18/36 (a)(b)	300,000	253,904
4.42%, 07/24/39	255,000	226,037
2.96%, 11/16/40	485,000	345,438
3.13%, 11/18/41	330,000	236,878
Wintrust Financial Corp.
4.85%, 06/06/29	215,000	205,561
Zions Bancorp NA
3.25%, 10/29/29 (a)	250,000	223,071
6.82%, 11/19/35 (a)(b)	250,000	252,421
		460,773,242
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	185,000	169,212
5.50%, 08/20/34 (a)	140,000	138,773
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	200,000	194,720
5.70%, 12/15/28 (a)	175,000	180,303
5.15%, 05/15/33 (a)	300,000	299,345
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	150,000	162,167
5.80%, 05/21/54 (a)	220,000	221,022
6.00%, 12/15/54 (a)(b)(c)	100,000	98,859
Ares Management Corp.
5.60%, 10/11/54 (a)	100,000	95,219
ARES Management Corp.
6.38%, 11/10/28 (a)	200,000	209,287
BGC Group, Inc.
8.00%, 05/25/28 (a)	230,000	244,690
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	225,000	225,538
5.00%, 03/14/34 (a)	285,000	281,583
4.90%, 01/08/35 (a)	175,000	171,202
5.25%, 03/14/54 (a)	430,000	406,485
5.35%, 01/08/55 (a)	345,000	329,891
BlackRock, Inc.
3.20%, 03/15/27	360,000	350,674
3.25%, 04/30/29 (a)	400,000	377,979
2.40%, 04/30/30 (a)	450,000	399,589
1.90%, 01/28/31 (a)	550,000	463,749
2.10%, 02/25/32 (a)	280,000	230,666
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	200,000	193,584
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	175,000	153,588
4.38%, 02/15/32 (a)	100,000	92,806
6.25%, 04/18/34 (a)	300,000	308,323
4.13%, 10/07/51 (a)	100,000	72,886
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	150,000	155,367
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	380,000	314,118
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	365,000	250,119
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	335,000	326,009
4.85%, 03/29/29 (a)	350,000	347,666
4.35%, 04/15/30 (a)	250,000	240,979
2.72%, 04/15/31 (a)	50,000	43,507
6.35%, 01/05/34 (a)	175,000	184,501
5.68%, 01/15/35 (a)	100,000	100,679
4.70%, 09/20/47 (a)	310,000	267,616
3.50%, 03/30/51 (a)	210,000	144,901
3.63%, 02/15/52 (a)	180,000	125,423
5.97%, 03/04/54 (a)	125,000	126,390
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	196,382
1.63%, 12/15/30 (a)	235,000	195,138
3.00%, 03/16/32 (a)	100,000	86,963
Charles Schwab Corp.
3.45%, 02/13/26 (a)(f)	90,000	88,727
0.90%, 03/11/26 (a)(f)	365,000	349,354
1.15%, 05/13/26 (a)(f)	260,000	248,358
5.88%, 08/24/26 (a)(f)	295,000	300,322
3.20%, 03/02/27 (a)(f)	190,000	184,093
2.45%, 03/03/27 (a)(f)	445,000	424,943
3.30%, 04/01/27 (a)(f)	210,000	203,975
3.20%, 01/25/28 (a)(f)	190,000	181,900
2.00%, 03/20/28 (a)(f)	335,000	306,998
4.00%, 02/01/29 (a)(f)	175,000	169,705
5.64%, 05/19/29 (a)(b)(f)	325,000	331,771
3.25%, 05/22/29 (a)(f)	165,000	154,613
2.75%, 10/01/29 (a)(f)	135,000	122,888
6.20%, 11/17/29 (a)(b)(f)	350,000	364,810
4.63%, 03/22/30 (a)(f)	140,000	139,802
1.65%, 03/11/31 (a)(f)	220,000	180,308
2.30%, 05/13/31 (a)(f)	210,000	178,649
1.95%, 12/01/31 (a)(f)	245,000	200,041
2.90%, 03/03/32 (a)(f)	290,000	250,184
5.85%, 05/19/34 (a)(b)(f)	375,000	386,192
6.14%, 08/24/34 (a)(b)(f)	375,000	393,742
CI Financial Corp.
3.20%, 12/17/30 (a)	300,000	255,087
4.10%, 06/15/51 (a)	85,000	58,383
CME Group, Inc.
3.75%, 06/15/28 (a)	150,000	146,048
2.65%, 03/15/32 (a)	225,000	193,906
5.30%, 09/15/43 (a)	250,000	250,173
4.15%, 06/15/48 (a)	255,000	210,369
Eaton Vance Corp.
3.50%, 04/06/27 (a)	203,000	197,835
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	250,000	207,987
2.95%, 08/12/51 (a)	190,000	117,863
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (a)(d)	160,000	156,204
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	200,000	192,214
4.00%, 09/15/27 (a)	450,000	443,406
3.63%, 09/01/28 (a)	290,000	278,259
3.75%, 09/21/28 (a)	200,000	192,596
4.35%, 06/15/29 (a)	305,000	298,609
2.10%, 06/15/30 (a)	375,000	324,101
5.25%, 06/15/31 (a)	200,000	202,097
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.85%, 09/15/32 (a)	350,000	277,628
4.60%, 03/15/33 (a)	500,000	480,208
2.65%, 09/15/40 (a)	350,000	244,415
4.25%, 09/21/48 (a)	330,000	266,505
3.00%, 06/15/50 (a)	360,000	229,362
4.95%, 06/15/52 (a)	455,000	406,858
3.00%, 09/15/60 (a)	595,000	347,377
5.20%, 06/15/62 (a)	340,000	309,181
Invesco Finance PLC
3.75%, 01/15/26	130,000	128,681
5.38%, 11/30/43	200,000	188,882
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)(d)	100,000	95,665
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	200,372
6.45%, 06/08/27	100,000	103,555
5.88%, 07/21/28 (a)	300,000	306,793
4.15%, 01/23/30	300,000	286,347
2.63%, 10/15/31 (a)	325,000	274,128
2.75%, 10/15/32 (a)	245,000	201,051
6.20%, 04/14/34 (a)	425,000	438,229
6.25%, 01/15/36	170,000	174,884
6.50%, 01/20/43	75,000	79,813
Lazard Group LLC
3.63%, 03/01/27 (a)	100,000	97,502
4.50%, 09/19/28 (a)	200,000	195,814
4.38%, 03/11/29 (a)	160,000	155,835
Legg Mason, Inc.
4.75%, 03/15/26	150,000	150,126
5.63%, 01/15/44	311,000	304,148
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	270,000	273,388
6.75%, 11/17/28 (a)	200,000	210,208
6.00%, 05/20/34 (a)	150,000	152,822
Marex Group PLC
6.40%, 11/04/29 (a)	150,000	151,641
Nasdaq, Inc.
3.85%, 06/30/26 (a)	185,000	182,830
5.35%, 06/28/28 (a)	250,000	253,501
1.65%, 01/15/31 (a)	200,000	164,498
5.55%, 02/15/34 (a)	350,000	353,684
2.50%, 12/21/40 (a)	200,000	134,165
3.25%, 04/28/50 (a)	245,000	164,057
3.95%, 03/07/52 (a)	160,000	118,880
5.95%, 08/15/53 (a)	200,000	201,902
6.10%, 06/28/63 (a)	225,000	228,467
Nomura Holdings, Inc.
1.65%, 07/14/26	400,000	380,518
2.33%, 01/22/27	500,000	473,768
5.39%, 07/06/27	200,000	201,496
6.07%, 07/12/28	200,000	205,656
2.17%, 07/14/28	600,000	541,728
3.10%, 01/16/30	650,000	586,539
2.68%, 07/16/30	400,000	348,772
2.61%, 07/14/31	400,000	337,174
3.00%, 01/22/32	310,000	264,400
6.18%, 01/18/33	240,000	249,572
6.09%, 07/12/33	200,000	207,175
5.78%, 07/03/34	240,000	242,690
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	225,000	222,481
4.95%, 07/15/46	200,000	179,550
3.75%, 04/01/51 (a)	235,000	170,083
Stifel Financial Corp.
4.00%, 05/15/30 (a)	125,000	118,096
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TPG Operating Group II LP
5.88%, 03/05/34 (a)	210,000	215,024
		31,542,534
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (a)	400,000	387,038
4.45%, 04/03/26 (a)	150,000	149,220
2.45%, 10/29/26 (a)	1,200,000	1,149,340
6.10%, 01/15/27 (a)	300,000	306,822
6.45%, 04/15/27 (a)	175,000	180,514
3.65%, 07/21/27 (a)	350,000	339,820
4.63%, 10/15/27 (a)	375,000	372,692
3.88%, 01/23/28 (a)	300,000	290,506
5.75%, 06/06/28 (a)	190,000	193,753
3.00%, 10/29/28 (a)	1,050,000	972,688
5.10%, 01/19/29 (a)	200,000	199,858
4.63%, 09/10/29 (a)	350,000	342,471
6.15%, 09/30/30 (a)	270,000	281,944
3.30%, 01/30/32 (a)	1,255,000	1,095,077
3.40%, 10/29/33 (a)	475,000	404,759
5.30%, 01/19/34 (a)	150,000	147,610
4.95%, 09/10/34 (a)	300,000	286,006
3.85%, 10/29/41 (a)	460,000	361,025
6.95%, 03/10/55 (a)(b)	200,000	206,122
Air Lease Corp.
2.88%, 01/15/26 (a)	375,000	366,937
3.75%, 06/01/26 (a)	250,000	246,148
1.88%, 08/15/26 (a)	200,000	190,717
2.20%, 01/15/27 (a)	350,000	332,295
3.63%, 04/01/27 (a)	150,000	146,327
3.63%, 12/01/27 (a)	199,000	192,346
5.85%, 12/15/27 (a)	200,000	205,097
5.30%, 02/01/28 (a)	125,000	126,059
2.10%, 09/01/28 (a)	200,000	180,429
4.63%, 10/01/28 (a)	200,000	196,834
3.25%, 10/01/29 (a)	250,000	230,570
3.00%, 02/01/30 (a)	300,000	270,684
3.13%, 12/01/30 (a)	250,000	221,706
5.20%, 07/15/31 (a)	150,000	148,259
2.88%, 01/15/32 (a)	300,000	255,915
Aircastle Ltd.
4.25%, 06/15/26 (a)	200,000	198,010
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(d)	230,000	237,621
6.70%, 07/29/31 (a)(d)	150,000	154,072
ARES Capital Corp.
3.88%, 01/15/26 (a)	390,000	385,554
2.15%, 07/15/26 (a)	335,000	320,680
7.00%, 01/15/27	335,000	347,286
2.88%, 06/15/27 (a)	160,000	152,208
2.88%, 06/15/28 (a)	350,000	322,631
5.88%, 03/01/29 (a)	280,000	282,675
5.95%, 07/15/29 (a)	210,000	212,534
3.20%, 11/15/31 (a)	300,000	258,160
Ares Strategic Income Fund
5.60%, 02/15/30 (a)(d)	200,000	197,584
ARES Strategic Income Fund
5.70%, 03/15/28 (a)(d)	275,000	275,097
6.35%, 08/15/29 (a)(d)	225,000	229,147
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	100,000	97,120
2.55%, 10/13/26 (a)	100,000	95,357
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Barings BDC, Inc.
3.30%, 11/23/26 (a)	110,000	105,756
7.00%, 02/15/29 (a)	85,000	87,127
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	175,000	170,117
6.95%, 05/30/29 (a)(c)	95,000	98,971
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)	310,000	295,442
3.25%, 03/15/27 (a)	300,000	287,319
4.95%, 09/26/27 (a)(d)	125,000	123,604
7.30%, 11/27/28 (a)	200,000	210,452
4.00%, 01/15/29 (a)	250,000	236,090
5.95%, 07/16/29 (a)	150,000	151,085
5.60%, 11/22/29 (a)(d)	125,000	123,497
5.25%, 04/01/30 (a)(d)	100,000	97,202
6.25%, 01/25/31 (a)	100,000	102,046
6.00%, 11/22/34 (a)(d)	200,000	194,706
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	250,000	246,347
2.75%, 09/16/26 (a)	200,000	192,027
2.13%, 02/15/27 (a)	200,000	187,191
5.88%, 11/15/27 (a)	100,000	101,629
5.35%, 04/13/28 (a)	100,000	99,750
2.85%, 09/30/28 (a)	200,000	181,636
Blue Owl Capital Corp.
4.25%, 01/15/26 (a)	150,000	148,609
3.40%, 07/15/26 (a)	275,000	266,593
8.45%, 11/15/26 (a)	150,000	157,663
2.63%, 01/15/27 (a)	335,000	316,474
3.13%, 04/13/27 (a)	150,000	141,541
2.88%, 06/11/28 (a)	400,000	364,014
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	250,000	240,105
4.70%, 02/08/27 (a)	150,000	148,080
7.75%, 09/16/27 (a)	150,000	157,587
7.95%, 06/13/28 (a)	200,000	212,487
7.75%, 01/15/29 (a)	150,000	160,248
5.80%, 03/15/30 (a)(d)	250,000	246,129
6.65%, 03/15/31 (a)	250,000	254,562
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	93,881
Blue Owl Technology Finance Corp. II
6.75%, 04/04/29 (a)(d)	235,000	236,464
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	75,000	76,530
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)(d)	110,000	112,342
FS KKR Capital Corp.
3.40%, 01/15/26 (a)	265,000	259,875
2.63%, 01/15/27 (a)(c)	140,000	132,500
3.25%, 07/15/27 (a)	125,000	118,604
3.13%, 10/12/28 (a)	410,000	371,373
7.88%, 01/15/29 (a)	115,000	122,412
6.88%, 08/15/29 (a)	175,000	180,699
GATX Corp.
3.85%, 03/30/27 (a)	235,000	229,609
3.50%, 03/15/28 (a)	150,000	143,481
4.55%, 11/07/28 (a)	105,000	103,402
4.70%, 04/01/29 (a)	255,000	251,159
4.00%, 06/30/30 (a)	200,000	189,436
1.90%, 06/01/31 (a)(c)	125,000	102,195
3.50%, 06/01/32 (a)	125,000	110,549
5.45%, 09/15/33 (a)	130,000	130,407
6.05%, 03/15/34 (a)	245,000	256,277
6.90%, 05/01/34 (a)	150,000	164,851
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 03/15/44 (a)	200,000	182,174
3.10%, 06/01/51 (a)	150,000	95,056
6.05%, 06/05/54 (a)	100,000	102,691
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (a)	125,000	122,357
6.38%, 03/11/27	130,000	133,124
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	190,682
2.05%, 02/15/27 (a)	160,000	148,615
7.05%, 12/05/28 (a)	100,000	103,743
6.00%, 07/15/29 (a)	150,000	149,956
Golub Capital Private Credit Fund
5.80%, 09/12/29 (a)(d)	150,000	146,991
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	225,000	215,645
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)(d)	230,000	236,321
Main Street Capital Corp.
3.00%, 07/14/26 (a)	160,000	154,288
6.50%, 06/04/27 (a)	100,000	101,858
6.95%, 03/01/29 (a)	100,000	104,173
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	150,000	147,798
6.15%, 05/17/29 (a)(d)	200,000	201,211
New Mountain Finance Corp.
6.20%, 10/15/27	75,000	75,005
6.88%, 02/01/29 (a)	100,000	100,812
North Haven Private Income Fund LLC
5.75%, 02/01/30 (a)(d)	75,000	73,202
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	150,000	141,449
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	100,000	107,165
6.50%, 07/23/29 (a)	115,000	116,375
Sixth Street Lending Partners
6.50%, 03/11/29 (a)(d)	215,000	217,930
5.75%, 01/15/30 (a)(d)	150,000	147,078
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)(c)	250,000	240,339
		27,991,494
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	245,000	223,825
ORIX Corp.
3.70%, 07/18/27	143,000	139,022
5.00%, 09/13/27 (c)	150,000	151,062
4.65%, 09/10/29	200,000	196,822
2.25%, 03/09/31	190,000	159,672
4.00%, 04/13/32	50,000	46,013
5.20%, 09/13/32	200,000	198,491
		1,114,907
Insurance 1.2%
ACE Capital Trust II
9.70%, 04/01/30	85,000	101,545
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	250,000	246,466
Aetna, Inc.
6.63%, 06/15/36	340,000	357,074
6.75%, 12/15/37	275,000	290,146
4.50%, 05/15/42 (a)	135,000	109,745
4.75%, 03/15/44 (a)	125,000	103,328
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aflac, Inc.
1.13%, 03/15/26 (a)	160,000	153,528
3.60%, 04/01/30 (a)	250,000	234,950
4.00%, 10/15/46 (a)	150,000	117,466
4.75%, 01/15/49 (a)	155,000	136,023
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	188,163
3.25%, 08/15/51 (a)	200,000	134,542
Allstate Corp.
3.28%, 12/15/26 (a)	165,000	161,280
1.45%, 12/15/30 (a)	215,000	174,961
5.35%, 06/01/33	104,000	104,762
5.55%, 05/09/35	200,000	202,733
5.95%, 04/01/36	200,000	210,412
4.50%, 06/15/43	100,000	85,692
4.20%, 12/15/46 (a)	276,000	222,378
3.85%, 08/10/49 (a)	150,000	112,576
6.50%, 05/15/67 (a)(b)	155,000	159,371
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	101,281
4.50%, 06/15/47 (a)	200,000	165,479
American International Group, Inc.
3.40%, 06/30/30 (a)	100,000	92,359
5.13%, 03/27/33 (a)	250,000	247,449
3.88%, 01/15/35 (a)	75,000	66,667
4.50%, 07/16/44 (a)	300,000	258,161
4.75%, 04/01/48 (a)	280,000	248,151
4.38%, 06/30/50 (a)	300,000	248,308
American National Group, Inc.
5.00%, 06/15/27 (a)	300,000	298,551
Aon Corp.
8.21%, 01/01/27	235,000	247,536
4.50%, 12/15/28 (a)	100,000	98,569
3.75%, 05/02/29 (a)	100,000	95,043
2.80%, 05/15/30 (a)	335,000	298,455
6.25%, 09/30/40	150,000	155,566
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	150,000	143,456
2.05%, 08/23/31 (a)	200,000	165,125
5.00%, 09/12/32 (a)	155,000	152,549
5.35%, 02/28/33 (a)	200,000	199,110
2.90%, 08/23/51 (a)	245,000	149,100
3.90%, 02/28/52 (a)	260,000	191,203
Aon Global Ltd.
4.60%, 06/14/44 (a)	240,000	203,352
4.75%, 05/15/45 (a)	230,000	198,233
Aon North America, Inc.
5.13%, 03/01/27 (a)	175,000	176,274
5.15%, 03/01/29 (a)	200,000	200,784
5.30%, 03/01/31 (a)	150,000	150,873
5.45%, 03/01/34 (a)	610,000	609,641
5.75%, 03/01/54 (a)	545,000	531,973
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	197,717
5.03%, 12/15/46 (a)	150,000	135,106
Arch Capital Group Ltd.
7.35%, 05/01/34	105,000	118,767
3.64%, 06/30/50 (a)	300,000	213,979
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	175,000	160,337
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	200,000	199,282
5.00%, 02/15/32 (a)	200,000	197,460
5.50%, 03/02/33 (a)	355,000	357,662
6.50%, 02/15/34 (a)	125,000	134,289
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 07/15/34 (a)	205,000	205,975
5.15%, 02/15/35 (a)	500,000	487,565
3.50%, 05/20/51 (a)	310,000	213,381
3.05%, 03/09/52 (a)	160,000	99,850
5.75%, 03/02/53 (a)	175,000	171,797
6.75%, 02/15/54 (a)	200,000	221,816
5.55%, 02/15/55 (a)	200,000	192,172
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	99,808
3.70%, 02/22/30 (a)	150,000	139,771
2.65%, 01/15/32 (a)	100,000	83,883
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	145,000	150,595
3.15%, 06/15/31 (a)	200,000	176,847
3.60%, 09/15/51 (a)	160,000	109,667
Athene Holding Ltd.
4.13%, 01/12/28 (a)	350,000	341,580
6.15%, 04/03/30 (a)	125,000	129,923
3.50%, 01/15/31 (a)	200,000	180,731
6.65%, 02/01/33 (a)	125,000	132,843
5.88%, 01/15/34 (a)	200,000	202,935
3.95%, 05/25/51 (a)	100,000	72,015
3.45%, 05/15/52 (a)	140,000	90,317
6.25%, 04/01/54 (a)	300,000	301,348
6.63%, 10/15/54 (a)(b)	100,000	99,955
AXA SA
8.60%, 12/15/30	200,000	235,371
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	135,000	128,389
4.90%, 01/15/40 (a)(b)	165,000	154,842
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	97,507
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	239,300
1.85%, 03/12/30 (a)	150,000	130,897
1.45%, 10/15/30 (a)	300,000	251,213
2.88%, 03/15/32 (a)	275,000	240,745
5.75%, 01/15/40	300,000	316,315
4.40%, 05/15/42	190,000	172,560
4.30%, 05/15/43	115,000	99,431
4.20%, 08/15/48 (a)	655,000	541,041
4.25%, 01/15/49 (a)	675,000	563,779
2.85%, 10/15/50 (a)	540,000	338,585
2.50%, 01/15/51 (a)	475,000	274,648
3.85%, 03/15/52 (a)	800,000	605,769
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	650,000	640,126
4.50%, 02/11/43	50,000	46,192
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	242,732
5.63%, 05/15/30 (a)	200,000	204,400
4.70%, 06/22/47 (a)	380,000	294,916
3.85%, 12/22/51 (a)	125,000	81,233
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	115,000	112,679
2.38%, 03/15/31 (a)	200,000	168,242
4.20%, 03/17/32 (a)	185,000	170,826
5.65%, 06/11/34 (a)	100,000	100,190
4.95%, 03/17/52 (a)	200,000	171,030
Centene Corp.
4.25%, 12/15/27 (a)	730,000	707,103
2.45%, 07/15/28 (a)	725,000	653,696
4.63%, 12/15/29 (a)	875,000	827,625
3.38%, 02/15/30 (a)	605,000	539,024
3.00%, 10/15/30 (a)	775,000	669,063
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 03/01/31 (a)	685,000	565,834
2.63%, 08/01/31 (a)	400,000	329,372
Chubb Corp.
6.00%, 05/11/37	300,000	318,725
6.50%, 05/15/38	260,000	286,695
Chubb INA Holdings LLC
3.35%, 05/03/26 (a)	425,000	418,614
4.65%, 08/15/29 (a)	200,000	199,231
1.38%, 09/15/30 (a)	350,000	290,601
5.00%, 03/15/34 (a)	290,000	286,750
4.15%, 03/13/43	150,000	125,481
4.35%, 11/03/45 (a)	400,000	340,923
2.85%, 12/15/51 (a)	250,000	157,958
3.05%, 12/15/61 (a)	360,000	218,616
Cincinnati Financial Corp.
6.92%, 05/15/28	215,000	228,785
6.13%, 11/01/34	50,000	52,055
CNA Financial Corp.
4.50%, 03/01/26 (a)	210,000	209,415
3.45%, 08/15/27 (a)	150,000	145,114
3.90%, 05/01/29 (a)	145,000	138,836
2.05%, 08/15/30 (a)	250,000	214,659
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	230,000	228,453
6.45%, 06/15/34 (a)	150,000	155,038
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	400,000	388,925
3.85%, 04/05/29 (a)	400,000	382,186
3.90%, 04/05/32 (a)	650,000	591,833
5.75%, 01/15/34 (a)	200,000	203,903
4.35%, 04/05/42 (a)	150,000	125,164
4.40%, 04/05/52 (a)	350,000	281,600
6.88%, 12/15/52 (a)(b)	280,000	287,633
6.38%, 09/15/54 (a)(b)	200,000	199,524
Elevance Health, Inc.
4.90%, 02/08/26 (a)	40,000	39,977
1.50%, 03/15/26 (a)	250,000	240,817
3.65%, 12/01/27 (a)	500,000	486,398
4.10%, 03/01/28 (a)	350,000	342,192
5.15%, 06/15/29 (a)	175,000	176,103
2.88%, 09/15/29 (a)	210,000	191,134
4.75%, 02/15/30 (a)	225,000	222,342
2.25%, 05/15/30 (a)	350,000	303,959
2.55%, 03/15/31 (a)	405,000	347,957
4.95%, 11/01/31 (a)	200,000	196,775
4.10%, 05/15/32 (a)	100,000	92,465
5.50%, 10/15/32 (a)	200,000	201,977
4.75%, 02/15/33 (a)	355,000	340,315
5.38%, 06/15/34 (a)	300,000	297,524
5.95%, 12/15/34	100,000	103,832
5.20%, 02/15/35 (a)	300,000	293,074
5.85%, 01/15/36	100,000	101,111
6.38%, 06/15/37	65,000	68,771
4.63%, 05/15/42	330,000	285,362
4.65%, 01/15/43	300,000	260,471
5.10%, 01/15/44	250,000	227,632
4.65%, 08/15/44 (a)	250,000	214,263
4.38%, 12/01/47 (a)	500,000	402,580
4.55%, 03/01/48 (a)	250,000	205,371
3.70%, 09/15/49 (a)	250,000	177,874
3.13%, 05/15/50 (a)	300,000	191,463
3.60%, 03/15/51 (a)	365,000	253,369
4.55%, 05/15/52 (a)	260,000	209,334
6.10%, 10/15/52 (a)	215,000	217,489
5.13%, 02/15/53 (a)	250,000	221,913
5.65%, 06/15/54 (a)	300,000	287,565
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 02/15/55 (a)	400,000	385,398
5.85%, 11/01/64 (a)	200,000	193,140
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	255,000	259,744
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	100,000	95,552
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	147,537
3.10%, 09/01/31 (a)	315,000	269,647
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	550,000	539,073
5.00%, 04/20/48 (a)	450,000	401,204
Essent Group Ltd.
6.25%, 07/01/29 (a)	150,000	153,213
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	195,000	169,088
3.50%, 10/15/50 (a)	290,000	197,053
3.13%, 10/15/52 (a)	265,000	164,052
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	150,000	156,197
6.50%, 06/04/29 (a)	150,000	153,067
6.25%, 10/04/34 (a)	210,000	204,424
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	260,000	258,263
4.63%, 04/29/30 (a)	300,000	292,885
5.63%, 08/16/32 (a)	225,000	227,764
6.00%, 12/07/33 (a)	200,000	206,472
6.35%, 03/22/54 (a)	250,000	257,427
6.10%, 03/15/55 (a)(d)	150,000	148,149
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	147,288
3.40%, 06/15/30 (a)	200,000	181,519
2.45%, 03/15/31 (a)	200,000	168,786
3.20%, 09/17/51 (a)	220,000	135,589
First American Financial Corp.
4.00%, 05/15/30 (a)	150,000	139,970
2.40%, 08/15/31 (a)	200,000	164,643
Globe Life, Inc.
4.55%, 09/15/28 (a)	225,000	222,157
2.15%, 08/15/30 (a)	165,000	139,753
4.80%, 06/15/32 (a)	155,000	149,592
5.85%, 09/15/34 (a)	145,000	145,739
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	149,168
2.50%, 09/01/30 (a)	115,000	99,040
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	145,000	132,183
5.95%, 10/15/36	200,000	205,813
6.10%, 10/01/41	150,000	153,342
4.40%, 03/15/48 (a)	75,000	62,629
3.60%, 08/19/49 (a)	375,000	273,425
2.90%, 09/15/51 (a)	75,000	46,799
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	106,587
Humana, Inc.
1.35%, 02/03/27 (a)	300,000	278,946
3.95%, 03/15/27 (a)	150,000	147,101
5.75%, 03/01/28 (a)	250,000	254,777
5.75%, 12/01/28 (a)	130,000	132,433
3.70%, 03/23/29 (a)	275,000	259,595
3.13%, 08/15/29 (a)	100,000	91,396
4.88%, 04/01/30 (a)	165,000	161,559
5.38%, 04/15/31 (a)	50,000	49,604
2.15%, 02/03/32 (a)	330,000	262,922
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 03/01/33 (a)	250,000	250,900
5.95%, 03/15/34 (a)	250,000	252,024
4.63%, 12/01/42 (a)	125,000	103,181
4.95%, 10/01/44 (a)	250,000	212,158
4.80%, 03/15/47 (a)	150,000	122,770
3.95%, 08/15/49 (a)	150,000	107,981
5.50%, 03/15/53 (a)	225,000	201,102
5.75%, 04/15/54 (a)	300,000	278,190
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	145,000	145,756
3.13%, 11/23/31 (a)	240,000	204,878
5.67%, 06/08/32 (a)	180,000	181,520
4.00%, 11/23/51 (a)	150,000	103,334
Kemper Corp.
2.40%, 09/30/30 (a)	270,000	229,315
Lincoln National Corp.
3.63%, 12/12/26 (a)	279,000	273,417
3.80%, 03/01/28 (a)	150,000	144,684
3.05%, 01/15/30 (a)	195,000	175,687
3.40%, 01/15/31 (a)	150,000	134,897
6.30%, 10/09/37	150,000	156,383
7.00%, 06/15/40	150,000	164,039
4.35%, 03/01/48 (a)	160,000	124,117
4.38%, 06/15/50 (a)	85,000	65,967
Loews Corp.
3.75%, 04/01/26 (a)	150,000	148,443
3.20%, 05/15/30 (a)	215,000	198,075
6.00%, 02/01/35	110,000	116,625
4.13%, 05/15/43 (a)	150,000	124,396
Manulife Financial Corp.
4.15%, 03/04/26	350,000	348,022
2.48%, 05/19/27 (a)	125,000	118,969
4.06%, 02/24/32 (a)(b)	300,000	292,742
3.70%, 03/16/32 (a)	150,000	137,173
5.38%, 03/04/46	150,000	146,424
Markel Group, Inc.
3.50%, 11/01/27 (a)	180,000	173,818
3.35%, 09/17/29 (a)	100,000	92,988
5.00%, 04/05/46	100,000	87,846
4.30%, 11/01/47 (a)	100,000	78,245
5.00%, 05/20/49 (a)	255,000	221,762
4.15%, 09/17/50 (a)	200,000	151,618
3.45%, 05/07/52 (a)	240,000	159,153
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	250,000	247,696
4.55%, 11/08/27 (a)	300,000	299,850
4.38%, 03/15/29 (a)	410,000	402,948
2.25%, 11/15/30 (a)	340,000	293,433
4.85%, 11/15/31 (a)	300,000	295,996
5.75%, 11/01/32 (a)	150,000	155,205
5.40%, 09/15/33 (a)	200,000	202,613
5.00%, 03/15/35 (a)	600,000	585,531
4.75%, 03/15/39 (a)	255,000	236,384
5.35%, 11/15/44 (a)	150,000	145,700
4.35%, 01/30/47 (a)	200,000	167,452
4.20%, 03/01/48 (a)	175,000	141,992
4.90%, 03/15/49 (a)	375,000	336,437
2.90%, 12/15/51 (a)	295,000	183,271
6.25%, 11/01/52 (a)	200,000	213,714
5.45%, 03/15/53 (a)	150,000	144,800
5.70%, 09/15/53 (a)	300,000	300,582
5.45%, 03/15/54 (a)	150,000	144,827
5.40%, 03/15/55 (a)	450,000	431,752
Mercury General Corp.
4.40%, 03/15/27 (a)	150,000	147,172
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MetLife, Inc.
4.55%, 03/23/30 (a)	400,000	394,878
6.50%, 12/15/32	345,000	375,774
5.38%, 07/15/33 (a)	50,000	50,613
6.38%, 06/15/34	250,000	269,446
5.30%, 12/15/34 (a)	50,000	49,864
5.70%, 06/15/35	400,000	411,608
5.88%, 02/06/41	235,000	239,916
4.13%, 08/13/42	290,000	241,487
4.88%, 11/13/43	125,000	113,525
4.72%, 12/15/44	350,000	309,964
4.05%, 03/01/45	260,000	208,624
4.60%, 05/13/46 (a)	300,000	261,000
5.00%, 07/15/52 (a)	300,000	271,358
5.25%, 01/15/54 (a)	135,000	126,507
6.40%, 12/15/66 (a)	420,000	428,760
10.75%, 08/01/69 (a)(b)	210,000	279,998
MGIC Investment Corp.
5.25%, 08/15/28 (a)	200,000	195,750
Munich Re America Corp.
7.45%, 12/15/26	25,000	26,328
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	115,000	117,938
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	50,000	50,533
Old Republic International Corp.
3.88%, 08/26/26 (a)	225,000	221,467
5.75%, 03/28/34 (a)	160,000	160,458
3.85%, 06/11/51 (a)	190,000	133,663
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	195,000	184,508
4.50%, 10/01/50 (a)(b)	150,000	138,790
Primerica, Inc.
2.80%, 11/19/31 (a)	200,000	171,099
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	170,000	165,166
3.70%, 05/15/29 (a)	170,000	161,959
2.13%, 06/15/30 (a)	260,000	224,103
4.63%, 09/15/42	100,000	88,229
4.35%, 05/15/43	160,000	135,255
4.30%, 11/15/46 (a)	150,000	123,590
5.50%, 03/15/53 (a)	50,000	47,941
Progressive Corp.
4.00%, 03/01/29 (a)	360,000	349,681
3.20%, 03/26/30 (a)	275,000	254,097
3.00%, 03/15/32 (a)	150,000	131,886
6.25%, 12/01/32	260,000	279,679
4.35%, 04/25/44	150,000	127,483
3.70%, 01/26/45	150,000	115,299
4.13%, 04/15/47 (a)	350,000	282,362
4.20%, 03/15/48 (a)	125,000	102,268
3.95%, 03/26/50 (a)	150,000	116,203
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	96,505
3.88%, 03/27/28 (a)	92,000	89,578
2.10%, 03/10/30 (a)	150,000	132,293
5.75%, 07/15/33	150,000	156,553
5.70%, 12/14/36	110,000	112,976
6.63%, 12/01/37	100,000	109,760
3.00%, 03/10/40 (a)	255,000	188,248
4.60%, 05/15/44	200,000	174,882
4.50%, 09/15/47 (a)(b)	300,000	290,383
3.91%, 12/07/47 (a)	260,000	198,759
4.42%, 03/27/48 (a)	200,000	164,963
5.70%, 09/15/48 (a)(b)	300,000	298,289
3.94%, 12/07/49 (a)	405,000	306,817
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 02/25/50 (a)	250,000	203,762
3.70%, 10/01/50 (a)(b)	330,000	293,878
3.70%, 03/13/51 (a)	455,000	329,425
5.13%, 03/01/52 (a)(b)	350,000	333,228
6.00%, 09/01/52 (a)(b)	300,000	300,427
6.75%, 03/01/53 (a)(b)	150,000	156,407
6.50%, 03/15/54 (a)(b)	200,000	205,961
Prudential Funding Asia PLC
3.13%, 04/14/30	300,000	272,150
3.63%, 03/24/32 (a)	210,000	190,070
Radian Group, Inc.
4.88%, 03/15/27 (a)	145,000	143,942
6.20%, 05/15/29 (a)	230,000	236,174
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	191,087
3.15%, 06/15/30 (a)	200,000	180,585
6.00%, 09/15/33 (a)	150,000	154,161
5.75%, 09/15/34 (a)	150,000	151,200
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	120,000	116,086
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	275,000	259,095
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	91,232
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	170,000	174,969
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	220,000	191,178
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	149,623
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	55,660
6.25%, 06/15/37	235,000	252,902
5.35%, 11/01/40	250,000	245,348
4.60%, 08/01/43	225,000	198,656
4.30%, 08/25/45 (a)	115,000	96,052
3.75%, 05/15/46 (a)	275,000	210,059
4.00%, 05/30/47 (a)	190,000	150,390
4.10%, 03/04/49 (a)	150,000	119,838
2.55%, 04/27/50 (a)	300,000	177,052
3.05%, 06/08/51 (a)	275,000	179,395
5.45%, 05/25/53 (a)	180,000	175,617
Travelers Property Casualty Corp.
6.38%, 03/15/33	185,000	203,171
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	109,246
UnitedHealth Group, Inc.
1.25%, 01/15/26	225,000	217,690
3.10%, 03/15/26	350,000	344,985
1.15%, 05/15/26 (a)	300,000	286,729
4.75%, 07/15/26	200,000	200,699
3.45%, 01/15/27	250,000	244,839
4.60%, 04/15/27 (a)	150,000	150,178
3.70%, 05/15/27 (a)	100,000	98,003
2.95%, 10/15/27	315,000	301,597
5.25%, 02/15/28 (a)	325,000	330,079
3.85%, 06/15/28	450,000	437,504
3.88%, 12/15/28	350,000	338,576
4.25%, 01/15/29 (a)	250,000	245,063
4.70%, 04/15/29 (a)	25,000	24,901
4.00%, 05/15/29 (a)	300,000	289,817
2.88%, 08/15/29	365,000	335,578
4.80%, 01/15/30 (a)	300,000	298,630
5.30%, 02/15/30 (a)	400,000	406,657
2.00%, 05/15/30	400,000	344,758
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 04/15/31 (a)	300,000	298,389
2.30%, 05/15/31 (a)	425,000	361,654
4.95%, 01/15/32 (a)	400,000	395,312
4.20%, 05/15/32 (a)	455,000	429,015
5.35%, 02/15/33 (a)	500,000	503,197
4.50%, 04/15/33 (a)	500,000	474,525
5.00%, 04/15/34 (a)	445,000	434,441
5.15%, 07/15/34 (a)	580,000	572,176
4.63%, 07/15/35	350,000	330,997
5.80%, 03/15/36	250,000	257,744
6.50%, 06/15/37	175,000	189,952
6.63%, 11/15/37	250,000	275,000
6.88%, 02/15/38	300,000	339,029
3.50%, 08/15/39 (a)	455,000	360,803
2.75%, 05/15/40 (a)	300,000	211,501
5.70%, 10/15/40 (a)	110,000	110,261
5.95%, 02/15/41 (a)	150,000	153,735
3.05%, 05/15/41 (a)	495,000	357,863
4.63%, 11/15/41 (a)	173,000	152,431
4.38%, 03/15/42 (a)	175,000	149,306
3.95%, 10/15/42 (a)	185,000	148,471
4.25%, 03/15/43 (a)	150,000	126,447
5.50%, 07/15/44 (a)	450,000	436,597
4.75%, 07/15/45	535,000	471,507
4.20%, 01/15/47 (a)	200,000	161,396
4.25%, 04/15/47 (a)	275,000	222,819
3.75%, 10/15/47 (a)	300,000	223,350
4.25%, 06/15/48 (a)	450,000	361,154
4.45%, 12/15/48 (a)	350,000	288,260
3.70%, 08/15/49 (a)	415,000	302,260
2.90%, 05/15/50 (a)	395,000	245,166
3.25%, 05/15/51 (a)	535,000	352,867
4.75%, 05/15/52 (a)	550,000	471,766
5.88%, 02/15/53 (a)	500,000	501,115
5.05%, 04/15/53 (a)	570,000	510,957
5.38%, 04/15/54 (a)	555,000	520,443
5.63%, 07/15/54 (a)	800,000	777,312
3.88%, 08/15/59 (a)	390,000	276,804
3.13%, 05/15/60 (a)	365,000	217,266
4.95%, 05/15/62 (a)	275,000	237,445
6.05%, 02/15/63 (a)	490,000	500,282
5.20%, 04/15/63 (a)	525,000	471,362
5.50%, 04/15/64 (a)	335,000	313,732
5.75%, 07/15/64 (a)	550,000	535,276
Unum Group
4.00%, 06/15/29 (a)	290,000	278,297
5.75%, 08/15/42	150,000	146,652
4.50%, 12/15/49 (a)	150,000	119,384
4.13%, 06/15/51 (a)	185,000	136,560
Voya Financial, Inc.
3.65%, 06/15/26	150,000	147,580
5.70%, 07/15/43	175,000	167,407
4.80%, 06/15/46	100,000	85,183
4.70%, 01/23/48 (a)(b)	100,000	94,201
W.R. Berkley Corp.
4.75%, 08/01/44	100,000	87,750
4.00%, 05/12/50 (a)	150,000	113,752
3.55%, 03/30/52 (a)	150,000	103,444
3.15%, 09/30/61 (a)	100,000	58,990
Willis North America, Inc.
4.65%, 06/15/27 (a)	225,000	224,537
4.50%, 09/15/28 (a)	250,000	245,668
2.95%, 09/15/29 (a)	260,000	236,684
5.35%, 05/15/33 (a)	250,000	248,559
5.05%, 09/15/48 (a)	160,000	141,120
3.88%, 09/15/49 (a)	255,000	187,227
5.90%, 03/05/54 (a)	35,000	34,423
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
XL Group Ltd.
5.25%, 12/15/43	130,000	120,817
		100,023,213
REITs 0.6%
Agree LP
2.00%, 06/15/28 (a)	150,000	135,972
2.90%, 10/01/30 (a)	250,000	221,505
2.60%, 06/15/33 (a)	75,000	60,352
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	150,000	149,198
3.80%, 04/15/26 (a)	120,000	118,472
3.95%, 01/15/28 (a)	150,000	145,883
4.50%, 07/30/29 (a)	100,000	97,758
2.75%, 12/15/29 (a)	200,000	178,953
4.70%, 07/01/30 (a)	220,000	214,714
4.90%, 12/15/30 (a)	250,000	246,324
3.38%, 08/15/31 (a)	230,000	206,001
2.00%, 05/18/32 (a)	220,000	175,439
1.88%, 02/01/33 (a)	350,000	269,696
2.95%, 03/15/34 (a)	300,000	247,171
4.75%, 04/15/35 (a)	150,000	140,851
5.25%, 05/15/36 (a)	125,000	121,289
4.85%, 04/15/49 (a)	100,000	85,909
4.00%, 02/01/50 (a)	205,000	152,757
3.00%, 05/18/51 (a)	240,000	147,053
3.55%, 03/15/52 (a)	300,000	204,128
5.15%, 04/15/53 (a)	150,000	133,789
5.63%, 05/15/54 (a)	100,000	95,649
American Assets Trust LP
3.38%, 02/01/31 (a)	150,000	130,797
6.15%, 10/01/34 (a)	150,000	149,328
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	225,000	219,753
4.90%, 02/15/29 (a)	100,000	99,222
2.38%, 07/15/31 (a)	125,000	104,576
3.63%, 04/15/32 (a)(c)	150,000	134,149
5.50%, 02/01/34 (a)	150,000	149,382
3.38%, 07/15/51 (a)	215,000	141,770
4.30%, 04/15/52 (a)	125,000	97,528
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	100,000	95,830
AvalonBay Communities, Inc.
2.95%, 05/11/26 (a)	125,000	122,112
2.90%, 10/15/26 (a)	100,000	97,065
3.35%, 05/15/27 (a)	200,000	194,038
3.20%, 01/15/28 (a)	150,000	143,557
1.90%, 12/01/28 (a)	150,000	134,187
3.30%, 06/01/29 (a)	150,000	140,620
2.30%, 03/01/30 (a)	250,000	219,919
2.45%, 01/15/31 (a)	200,000	173,314
2.05%, 01/15/32 (a)	200,000	165,673
5.30%, 12/07/33 (a)	210,000	210,427
5.35%, 06/01/34 (a)	100,000	100,524
3.90%, 10/15/46 (a)	150,000	116,662
4.35%, 04/15/48 (a)	100,000	82,508
Boston Properties LP
3.65%, 02/01/26 (a)	300,000	295,732
2.75%, 10/01/26 (a)	225,000	216,817
6.75%, 12/01/27 (a)	150,000	156,539
4.50%, 12/01/28 (a)	300,000	292,079
3.40%, 06/21/29 (a)	350,000	321,521
2.90%, 03/15/30 (a)	265,000	234,350
3.25%, 01/30/31 (a)	383,000	336,898
2.55%, 04/01/32 (a)	250,000	202,531
2.45%, 10/01/33 (a)	375,000	289,262
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 01/15/34 (a)	25,000	26,219
5.75%, 01/15/35 (a)	250,000	245,429
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	50,000	49,507
3.90%, 03/15/27 (a)	150,000	146,985
4.13%, 05/15/29 (a)	250,000	239,855
4.05%, 07/01/30 (a)	225,000	212,680
2.50%, 08/16/31 (a)	225,000	189,236
5.50%, 02/15/34 (a)	170,000	168,589
5.75%, 02/15/35 (a)	100,000	100,960
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	125,000	103,488
Camden Property Trust
4.10%, 10/15/28 (a)	265,000	257,803
3.15%, 07/01/29 (a)	116,000	107,811
2.80%, 05/15/30 (a)	250,000	224,343
4.90%, 01/15/34 (a)	100,000	97,081
3.35%, 11/01/49 (a)	120,000	82,575
COPT Defense Properties LP
2.25%, 03/15/26 (a)	230,000	222,675
2.00%, 01/15/29 (a)	150,000	132,024
2.75%, 04/15/31 (a)	200,000	170,808
Cousins Properties LP
5.88%, 10/01/34 (a)	150,000	150,467
CubeSmart LP
3.13%, 09/01/26 (a)	200,000	194,481
4.38%, 02/15/29 (a)	118,000	114,674
3.00%, 02/15/30 (a)	100,000	90,028
2.00%, 02/15/31 (a)	250,000	207,607
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	360,276
5.55%, 01/15/28 (a)	300,000	304,736
4.45%, 07/15/28 (a)	50,000	49,095
3.60%, 07/01/29 (a)	225,000	212,743
DOC Dr. LLC
4.30%, 03/15/27 (a)	200,000	197,741
2.63%, 11/01/31 (a)	280,000	236,987
EPR Properties
4.75%, 12/15/26 (a)	200,000	198,482
4.50%, 06/01/27 (a)	215,000	211,447
4.95%, 04/15/28 (a)	200,000	196,657
3.75%, 08/15/29 (a)	225,000	208,485
ERP Operating LP
2.85%, 11/01/26 (a)	150,000	145,404
3.25%, 08/01/27 (a)	165,000	158,983
3.50%, 03/01/28 (a)	200,000	192,701
4.15%, 12/01/28 (a)	80,000	78,234
3.00%, 07/01/29 (a)	250,000	230,759
2.50%, 02/15/30 (a)	305,000	271,286
4.50%, 07/01/44 (a)	225,000	193,914
4.50%, 06/01/45 (a)	160,000	136,496
Essential Properties LP
2.95%, 07/15/31 (a)	225,000	191,836
Essex Portfolio LP
3.38%, 04/15/26 (a)	30,000	29,471
3.63%, 05/01/27 (a)	180,000	175,566
1.70%, 03/01/28 (a)	100,000	90,426
4.00%, 03/01/29 (a)	250,000	240,567
3.00%, 01/15/30 (a)	150,000	135,746
1.65%, 01/15/31 (a)	150,000	122,224
2.65%, 03/15/32 (a)	250,000	210,904
4.50%, 03/15/48 (a)	114,000	94,338
2.65%, 09/01/50 (a)	100,000	57,169
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	98,222
3.88%, 12/15/27 (a)	200,000	195,546
5.70%, 04/01/28 (a)	200,000	204,205
3.90%, 04/01/29 (a)	200,000	191,127
4.00%, 06/15/29 (a)	150,000	143,570
5.50%, 07/01/30 (a)	200,000	203,429
2.20%, 10/15/30 (a)	325,000	277,331
2.55%, 06/01/31 (a)	150,000	127,646
2.40%, 10/15/31 (a)	50,000	41,589
2.35%, 03/15/32 (a)	200,000	163,513
5.40%, 02/01/34 (a)	230,000	228,323
Federal Realty OP LP
1.25%, 02/15/26 (a)	150,000	144,058
3.25%, 07/15/27 (a)	200,000	192,389
5.38%, 05/01/28 (a)	100,000	101,017
3.20%, 06/15/29 (a)	100,000	92,291
4.50%, 12/01/44 (a)	200,000	167,332
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	200,000	195,533
3.75%, 07/01/27 (a)	225,000	218,689
3.10%, 02/15/30 (a)	250,000	224,429
Healthpeak OP LLC
3.25%, 07/15/26 (a)	260,000	254,244
1.35%, 02/01/27 (a)	160,000	149,268
3.50%, 07/15/29 (a)	260,000	243,539
3.00%, 01/15/30 (a)	300,000	271,921
5.25%, 12/15/32 (a)	200,000	198,652
6.75%, 02/01/41 (a)	175,000	190,272
Highwoods Realty LP
3.88%, 03/01/27 (a)	25,000	24,343
4.13%, 03/15/28 (a)	220,000	210,883
4.20%, 04/15/29 (a)	225,000	213,625
2.60%, 02/01/31 (a)	160,000	133,565
7.65%, 02/01/34 (a)	100,000	111,147
Host Hotels & Resorts LP
4.50%, 02/01/26 (a)	240,000	238,718
3.38%, 12/15/29 (a)	200,000	183,014
3.50%, 09/15/30 (a)	275,000	249,219
5.70%, 07/01/34 (a)	150,000	149,860
5.50%, 04/15/35 (a)	200,000	195,887
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	135,436
5.45%, 08/15/30 (a)	150,000	152,001
2.00%, 08/15/31 (a)	225,000	182,878
4.15%, 04/15/32 (a)	200,000	184,448
2.70%, 01/15/34 (a)	250,000	199,560
4.88%, 02/01/35 (a)	100,000	94,647
Kilroy Realty LP
4.75%, 12/15/28 (a)	115,000	112,312
4.25%, 08/15/29 (a)	150,000	141,350
3.05%, 02/15/30 (a)	150,000	131,534
2.50%, 11/15/32 (a)	200,000	155,283
2.65%, 11/15/33 (a)	50,000	38,257
6.25%, 01/15/36 (a)	150,000	148,935
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	350,000	338,943
1.90%, 03/01/28 (a)	250,000	228,450
2.70%, 10/01/30 (a)	300,000	266,105
6.40%, 03/01/34 (a)	150,000	159,747
4.25%, 04/01/45 (a)	150,000	121,426
4.13%, 12/01/46 (a)	100,000	79,123
4.45%, 09/01/47 (a)	200,000	164,667
3.70%, 10/01/49 (a)	150,000	108,926
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	98,603
5.50%, 03/01/34 (a)	100,000	99,420
Kite Realty Group Trust
4.75%, 09/15/30 (a)	150,000	146,654
LXP Industrial Trust
6.75%, 11/15/28 (a)	75,000	78,531
2.70%, 09/15/30 (a)	260,000	224,943
Mid-America Apartments LP
3.60%, 06/01/27 (a)	180,000	175,667
4.20%, 06/15/28 (a)	200,000	195,657
3.95%, 03/15/29 (a)	50,000	48,178
2.75%, 03/15/30 (a)	100,000	89,518
1.70%, 02/15/31 (a)	300,000	246,902
5.30%, 02/15/32 (a)	80,000	80,424
2.88%, 09/15/51 (a)	150,000	92,576
National Health Investors, Inc.
3.00%, 02/01/31 (a)	200,000	171,839
NNN REIT, Inc.
3.60%, 12/15/26 (a)	185,000	181,138
3.50%, 10/15/27 (a)	125,000	120,873
4.30%, 10/15/28 (a)	150,000	146,463
2.50%, 04/15/30 (a)	100,000	87,594
5.60%, 10/15/33 (a)	150,000	151,253
5.50%, 06/15/34 (a)	100,000	99,766
4.80%, 10/15/48 (a)	85,000	71,778
3.10%, 04/15/50 (a)	170,000	107,405
3.50%, 04/15/51 (a)	100,000	67,743
3.00%, 04/15/52 (a)	275,000	167,570
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	175,000	175,289
4.50%, 04/01/27 (a)	200,000	197,626
4.75%, 01/15/28 (a)	143,000	141,159
3.63%, 10/01/29 (a)	150,000	138,516
3.38%, 02/01/31 (a)	225,000	199,712
3.25%, 04/15/33 (a)	250,000	209,129
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	83,723
4.95%, 01/15/35 (a)	100,000	94,143
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	190,000	208,982
6.88%, 07/15/29 (a)	125,000	128,554
3.15%, 08/15/30 (a)	100,000	85,902
2.75%, 04/01/32 (a)	150,000	119,542
Prologis LP
3.25%, 06/30/26 (a)	50,000	49,115
3.25%, 10/01/26 (a)	150,000	146,867
4.88%, 06/15/28 (a)	415,000	416,161
3.88%, 09/15/28 (a)	70,000	67,783
4.38%, 02/01/29 (a)	75,000	73,783
2.88%, 11/15/29 (a)	225,000	205,929
2.25%, 04/15/30 (a)	350,000	306,209
1.75%, 07/01/30 (a)	305,000	257,511
1.25%, 10/15/30 (a)	255,000	209,021
1.63%, 03/15/31 (a)	290,000	236,654
2.25%, 01/15/32 (a)	150,000	124,886
4.63%, 01/15/33 (a)	245,000	236,302
4.75%, 06/15/33 (a)	200,000	193,573
5.13%, 01/15/34 (a)	200,000	197,207
5.00%, 03/15/34 (a)	150,000	146,623
5.00%, 01/31/35 (a)	100,000	97,441
4.38%, 09/15/48 (a)	50,000	41,382
3.05%, 03/01/50 (a)	160,000	103,575
3.00%, 04/15/50 (a)	325,000	208,623
2.13%, 10/15/50 (a)	310,000	162,634
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 06/15/53 (a)	295,000	275,862
5.25%, 03/15/54 (a)	260,000	242,921
Public Storage Operating Co.
0.88%, 02/15/26 (a)	200,000	191,949
1.50%, 11/09/26 (a)	150,000	141,962
3.09%, 09/15/27 (a)	250,000	240,523
1.85%, 05/01/28 (a)	25,000	22,805
5.13%, 01/15/29 (a)	305,000	308,645
3.39%, 05/01/29 (a)	175,000	165,208
2.30%, 05/01/31 (a)	290,000	247,927
2.25%, 11/09/31 (a)	210,000	175,695
5.10%, 08/01/33 (a)	300,000	298,342
5.35%, 08/01/53 (a)	175,000	166,521
Realty Income Corp.
5.05%, 01/13/26 (a)	155,000	155,071
0.75%, 03/15/26 (a)	210,000	200,381
4.88%, 06/01/26 (a)	100,000	100,277
4.13%, 10/15/26 (a)	250,000	247,634
3.00%, 01/15/27 (a)	165,000	159,618
3.95%, 08/15/27 (a)	285,000	280,439
3.40%, 01/15/28 (a)	160,000	153,542
3.65%, 01/15/28 (a)	200,000	193,273
2.20%, 06/15/28 (a)	250,000	228,740
3.25%, 06/15/29 (a)	150,000	139,995
4.00%, 07/15/29 (a)	50,000	48,142
3.10%, 12/15/29 (a)	200,000	183,633
3.40%, 01/15/30 (a)	250,000	232,449
4.85%, 03/15/30 (a)	200,000	198,889
3.25%, 01/15/31 (a)	395,000	356,723
3.20%, 02/15/31 (a)	250,000	224,548
5.63%, 10/13/32 (a)	250,000	255,507
2.85%, 12/15/32 (a)	300,000	253,304
4.90%, 07/15/33 (a)	200,000	193,995
5.13%, 02/15/34 (a)	200,000	196,223
4.65%, 03/15/47 (a)	235,000	202,484
5.38%, 09/01/54 (a)	150,000	142,518
Regency Centers LP
3.60%, 02/01/27 (a)	170,000	165,998
4.13%, 03/15/28 (a)	150,000	146,292
2.95%, 09/15/29 (a)	210,000	192,518
3.70%, 06/15/30 (a)	50,000	46,716
5.25%, 01/15/34 (a)	65,000	64,142
5.10%, 01/15/35 (a)	75,000	73,175
4.40%, 02/01/47 (a)	150,000	123,586
4.65%, 03/15/49 (a)	50,000	42,317
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	100,000	106,055
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	50,000	41,894
2.15%, 09/01/31 (a)	200,000	162,817
Sabra Health Care LP
5.13%, 08/15/26 (a)	235,000	235,122
3.90%, 10/15/29 (a)	195,000	182,367
3.20%, 12/01/31 (a)	250,000	214,774
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	210,000	179,664
2.85%, 01/15/32 (a)	210,000	176,981
Simon Property Group LP
3.30%, 01/15/26 (a)	300,000	295,909
3.25%, 11/30/26 (a)	200,000	195,159
1.38%, 01/15/27 (a)	100,000	93,758
3.38%, 06/15/27 (a)	250,000	243,103
3.38%, 12/01/27 (a)	125,000	120,991
1.75%, 02/01/28 (a)	300,000	274,551
2.45%, 09/13/29 (a)	400,000	359,725
2.65%, 07/15/30 (a)	195,000	173,514
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 02/01/31 (a)	200,000	170,174
2.25%, 01/15/32 (a)	125,000	103,788
2.65%, 02/01/32 (a)	250,000	212,931
5.50%, 03/08/33 (a)	250,000	254,109
6.25%, 01/15/34 (a)	360,000	382,293
6.75%, 02/01/40 (a)	220,000	242,922
4.75%, 03/15/42 (a)	200,000	179,083
4.25%, 10/01/44 (a)	100,000	82,484
4.25%, 11/30/46 (a)	175,000	143,039
3.25%, 09/13/49 (a)	405,000	272,097
3.80%, 07/15/50 (a)	275,000	202,822
5.85%, 03/08/53 (a)	150,000	151,212
6.65%, 01/15/54 (a)	150,000	166,924
Store Capital LLC
4.50%, 03/15/28 (a)	125,000	121,292
4.63%, 03/15/29 (a)	100,000	96,285
2.75%, 11/18/30 (a)	135,000	116,430
2.70%, 12/01/31 (a)	165,000	135,789
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	135,302
2.70%, 07/15/31 (a)	300,000	252,373
4.20%, 04/15/32 (a)	175,000	159,814
5.70%, 01/15/33 (a)	175,000	174,231
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	96,968
3.88%, 07/15/27 (a)	150,000	145,661
2.75%, 09/01/31 (a)	75,000	63,318
UDR, Inc.
2.95%, 09/01/26 (a)	100,000	96,989
3.50%, 01/15/28 (a)	145,000	138,735
4.40%, 01/26/29 (a)	230,000	223,647
3.20%, 01/15/30 (a)	150,000	137,360
3.00%, 08/15/31 (a)	335,000	294,201
2.10%, 08/01/32 (a)	100,000	79,461
5.13%, 09/01/34 (a)	230,000	222,993
Ventas Realty LP
4.13%, 01/15/26 (a)	150,000	148,901
3.25%, 10/15/26 (a)	100,000	97,328
3.85%, 04/01/27 (a)	100,000	97,742
4.00%, 03/01/28 (a)	200,000	194,716
4.40%, 01/15/29 (a)	250,000	243,563
3.00%, 01/15/30 (a)	170,000	153,484
4.75%, 11/15/30 (a)	200,000	195,625
2.50%, 09/01/31 (a)	50,000	42,175
5.00%, 01/15/35 (a)	135,000	129,000
5.70%, 09/30/43 (a)	150,000	145,703
4.38%, 02/01/45 (a)	100,000	81,615
4.88%, 04/15/49 (a)	100,000	86,127
Welltower OP LLC
4.25%, 04/01/26 (a)	400,000	398,185
2.70%, 02/15/27 (a)	100,000	96,142
4.25%, 04/15/28 (a)	265,000	259,585
4.13%, 03/15/29 (a)	300,000	290,540
3.10%, 01/15/30 (a)	150,000	136,629
2.75%, 01/15/31 (a)	265,000	231,359
2.75%, 01/15/32 (a)	90,000	76,666
6.50%, 03/15/41 (a)	260,000	278,600
4.95%, 09/01/48 (a)	150,000	134,723
WP Carey, Inc.
3.85%, 07/15/29 (a)	100,000	95,165
2.40%, 02/01/31 (a)	235,000	199,851
2.45%, 02/01/32 (a)	140,000	115,426
2.25%, 04/01/33 (a)	200,000	157,812
		55,250,268
		676,695,658

See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 13.8%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 (a)	300,000	282,162
4.60%, 02/08/29 (a)	290,000	288,828
2.05%, 05/15/30 (a)	125,000	108,514
4.80%, 03/03/33 (a)	150,000	147,368
4.85%, 02/08/34 (a)	445,000	434,651
2.70%, 05/15/40 (a)	300,000	214,159
2.80%, 05/15/50 (a)	300,000	188,784
Albemarle Corp.
4.65%, 06/01/27 (a)	200,000	198,343
5.05%, 06/01/32 (a)	250,000	238,070
5.45%, 12/01/44 (a)	170,000	152,010
5.65%, 06/01/52 (a)	130,000	111,439
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	250,000	230,361
3.75%, 10/01/30 (a)	355,000	321,058
ArcelorMittal SA
4.55%, 03/11/26	150,000	149,151
6.55%, 11/29/27 (a)	325,000	338,083
4.25%, 07/16/29	250,000	242,067
6.80%, 11/29/32 (a)	325,000	347,424
6.00%, 06/17/34 (a)	100,000	101,511
7.00%, 10/15/39	215,000	229,099
6.75%, 03/01/41 (g)	125,000	128,735
6.35%, 06/17/54 (a)	100,000	98,829
Barrick North America Finance LLC
5.70%, 05/30/41	345,000	338,836
5.75%, 05/01/43	200,000	197,585
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	400,000	403,855
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	220,000	220,663
6.42%, 03/01/26	100,000	102,056
5.25%, 09/08/26	295,000	297,993
4.75%, 02/28/28 (a)	335,000	334,562
5.10%, 09/08/28 (a)	250,000	252,384
5.25%, 09/08/30 (a)	370,000	376,089
4.90%, 02/28/33 (a)	200,000	196,781
5.25%, 09/08/33 (a)	400,000	402,104
4.13%, 02/24/42	275,000	231,524
5.00%, 09/30/43	710,000	664,115
5.50%, 09/08/53 (a)	200,000	195,457
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	143,426
5.00%, 06/30/32 (a)	115,000	112,317
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (a)	225,000	210,830
6.17%, 07/15/27 (a)	620,000	630,247
6.60%, 11/15/28 (a)	390,000	399,601
6.33%, 07/15/29 (a)	200,000	204,286
6.80%, 11/15/30 (a)	390,000	404,093
6.38%, 07/15/32 (a)	390,000	396,946
6.95%, 11/15/33 (a)	100,000	103,907
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	191,938
5.50%, 11/02/47 (a)	200,000	179,266
CF Industries, Inc.
5.15%, 03/15/34	200,000	194,449
4.95%, 06/01/43	285,000	251,459
5.38%, 03/15/44	250,000	232,313
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dow Chemical Co.
4.80%, 11/30/28 (a)	65,000	64,710
7.38%, 11/01/29	300,000	328,436
2.10%, 11/15/30 (a)	250,000	212,383
6.30%, 03/15/33 (a)	175,000	185,710
5.15%, 02/15/34 (a)(c)	150,000	146,732
4.25%, 10/01/34 (a)	200,000	181,851
9.40%, 05/15/39	100,000	132,352
5.25%, 11/15/41 (a)	215,000	199,373
4.38%, 11/15/42 (a)	450,000	369,811
4.63%, 10/01/44 (a)	150,000	126,156
5.55%, 11/30/48 (a)	300,000	281,190
4.80%, 05/15/49 (a)	200,000	168,070
3.60%, 11/15/50 (a)	350,000	240,514
6.90%, 05/15/53 (a)	250,000	275,531
5.60%, 02/15/54 (a)	150,000	141,938
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	575,000	572,484
5.32%, 11/15/38 (a)	288,000	289,017
5.42%, 11/15/48 (a)	640,000	637,673
Eastman Chemical Co.
4.50%, 12/01/28 (a)	100,000	98,187
5.75%, 03/08/33 (a)	150,000	152,780
5.63%, 02/20/34 (a)	210,000	210,273
4.80%, 09/01/42 (a)	200,000	174,412
4.65%, 10/15/44 (a)	285,000	241,032
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	290,571
3.25%, 12/01/27 (a)	350,000	337,296
4.80%, 03/24/30 (a)	50,000	50,060
1.30%, 01/30/31 (a)	310,000	251,119
2.13%, 02/01/32 (a)	305,000	253,600
2.13%, 08/15/50 (a)	250,000	134,278
2.70%, 12/15/51 (a)	350,000	212,313
2.75%, 08/18/55 (a)	264,000	154,963
EIDP, Inc.
2.30%, 07/15/30 (a)	195,000	170,493
4.80%, 05/15/33 (a)	250,000	242,919
FMC Corp.
5.15%, 05/18/26 (a)	245,000	245,396
3.20%, 10/01/26 (a)	150,000	145,692
3.45%, 10/01/29 (a)	180,000	164,994
4.50%, 10/01/49 (a)	170,000	130,001
6.38%, 05/18/53 (a)	160,000	157,809
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	165,000	165,120
4.13%, 03/01/28 (a)	150,000	145,923
4.38%, 08/01/28 (a)	210,000	204,393
5.25%, 09/01/29 (a)	150,000	150,184
4.25%, 03/01/30 (a)	315,000	300,228
4.63%, 08/01/30 (a)	230,000	223,042
5.40%, 11/14/34 (a)	200,000	197,774
5.45%, 03/15/43 (a)	260,000	242,916
Georgia-Pacific LLC
7.75%, 11/15/29	270,000	303,105
8.88%, 05/15/31	50,000	60,649
Huntsman International LLC
4.50%, 05/01/29 (a)	200,000	190,792
2.95%, 06/15/31 (a)	120,000	100,084
5.70%, 10/15/34 (a)	100,000	95,316
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	97,893
4.38%, 06/01/47 (a)	160,000	125,162
5.00%, 09/26/48 (a)	250,000	214,363
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Paper Co.
5.00%, 09/15/35 (a)	200,000	195,720
7.30%, 11/15/39	100,000	113,999
6.00%, 11/15/41 (a)	150,000	153,009
4.80%, 06/15/44 (a)	135,000	118,867
5.15%, 05/15/46 (a)	100,000	90,605
4.40%, 08/15/47 (a)	250,000	204,450
4.35%, 08/15/48 (a)	200,000	161,515
Kinross Gold Corp.
4.50%, 07/15/27 (a)	160,000	158,502
6.25%, 07/15/33 (a)	130,000	135,058
Linde, Inc.
3.20%, 01/30/26 (a)	250,000	246,718
1.10%, 08/10/30 (a)	200,000	165,365
3.55%, 11/07/42 (a)	150,000	118,315
2.00%, 08/10/50 (a)	245,000	127,729
Lubrizol Corp.
6.50%, 10/01/34	215,000	236,842
LYB International Finance BV
5.25%, 07/15/43	225,000	204,408
4.88%, 03/15/44 (a)	250,000	214,709
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	242,966
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	85,379
5.63%, 05/15/33 (a)	200,000	202,103
3.38%, 10/01/40 (a)	250,000	182,725
4.20%, 10/15/49 (a)	235,000	176,946
4.20%, 05/01/50 (a)	360,000	268,995
3.63%, 04/01/51 (a)	300,000	201,716
3.80%, 10/01/60 (a)	195,000	129,043
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	300,000	236,382
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	244,895
5.45%, 11/15/33 (a)	150,000	148,564
4.88%, 11/15/41 (a)	110,000	96,389
5.63%, 11/15/43 (a)	200,000	189,297
NewMarket Corp.
2.70%, 03/18/31 (a)	150,000	127,671
Newmont Corp.
2.80%, 10/01/29 (a)	250,000	228,163
2.25%, 10/01/30 (a)	300,000	259,119
2.60%, 07/15/32 (a)	200,000	169,971
5.88%, 04/01/35	150,000	154,435
6.25%, 10/01/39	325,000	342,137
4.88%, 03/15/42 (a)	300,000	273,687
5.45%, 06/09/44 (a)	100,000	96,375
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26	230,000	231,473
3.25%, 05/13/30 (a)	200,000	183,790
5.35%, 03/15/34 (a)	250,000	248,958
5.75%, 11/15/41 (a)	255,000	253,533
Nucor Corp.
3.95%, 05/01/28 (a)	200,000	194,570
2.70%, 06/01/30 (a)	230,000	205,474
3.13%, 04/01/32 (a)	200,000	175,367
6.40%, 12/01/37	110,000	118,344
5.20%, 08/01/43 (a)	100,000	95,088
4.40%, 05/01/48 (a)	95,000	79,118
3.85%, 04/01/52 (a)	195,000	144,774
2.98%, 12/15/55 (a)	150,000	89,169
Nutrien Ltd.
4.00%, 12/15/26 (a)	335,000	330,481
4.90%, 03/27/28 (a)	200,000	199,995
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 04/01/29 (a)	290,000	281,452
5.40%, 06/21/34 (a)	150,000	149,275
4.13%, 03/15/35 (a)	250,000	221,705
5.88%, 12/01/36	175,000	178,209
5.63%, 12/01/40	50,000	48,759
6.13%, 01/15/41 (a)	300,000	306,902
4.90%, 06/01/43 (a)	200,000	177,384
5.25%, 01/15/45 (a)	155,000	142,618
5.00%, 04/01/49 (a)	125,000	110,693
3.95%, 05/13/50 (a)	275,000	205,237
Packaging Corp. of America
3.40%, 12/15/27 (a)	200,000	192,773
4.05%, 12/15/49 (a)	150,000	114,794
3.05%, 10/01/51 (a)	300,000	192,764
PPG Industries, Inc.
3.75%, 03/15/28 (a)	325,000	314,232
2.80%, 08/15/29 (a)	175,000	159,267
2.55%, 06/15/30 (a)	100,000	88,426
Rayonier LP
2.75%, 05/17/31 (a)	150,000	127,266
Reliance, Inc.
2.15%, 08/15/30 (a)	150,000	128,072
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	181,000	200,044
6.13%, 12/15/33	250,000	263,933
5.75%, 06/01/35	125,000	128,587
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	268,515
5.20%, 11/02/40	350,000	338,410
2.75%, 11/02/51 (a)	300,000	183,055
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	140,000	127,419
4.13%, 08/21/42 (a)	220,000	183,853
5.13%, 03/09/53 (a)	315,000	291,468
Rohm & Haas Co.
7.85%, 07/15/29	200,000	220,341
RPM International, Inc.
3.75%, 03/15/27 (a)	150,000	146,705
2.95%, 01/15/32 (a)	300,000	258,263
5.25%, 06/01/45 (a)	70,000	65,253
4.25%, 01/15/48 (a)	100,000	82,981
Sherwin-Williams Co.
3.95%, 01/15/26 (a)	125,000	124,180
3.45%, 06/01/27 (a)	450,000	437,647
2.95%, 08/15/29 (a)	200,000	183,600
2.30%, 05/15/30 (a)	200,000	174,609
2.20%, 03/15/32 (a)	115,000	95,264
4.55%, 08/01/45 (a)	175,000	148,273
4.50%, 06/01/47 (a)	400,000	336,015
3.80%, 08/15/49 (a)	215,000	157,685
3.30%, 05/15/50 (a)	215,000	142,748
2.90%, 03/15/52 (a)	150,000	91,319
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(d)	200,000	200,773
5.44%, 04/03/34 (a)(d)	280,000	279,976
5.78%, 04/03/54 (a)(d)	285,000	283,508
Southern Copper Corp.
7.50%, 07/27/35	250,000	284,336
6.75%, 04/16/40	400,000	428,786
5.25%, 11/08/42	375,000	339,207
5.88%, 04/23/45	495,000	483,372
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	270,000	270,398
1.65%, 10/15/27 (a)	100,000	92,045
3.45%, 04/15/30 (a)	200,000	185,442
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 01/15/31 (a)	150,000	135,331
3.25%, 10/15/50 (a)	185,000	121,568
Suzano Austria GmbH
2.50%, 09/15/28 (a)	125,000	111,832
6.00%, 01/15/29 (a)	600,000	602,193
5.00%, 01/15/30 (a)	300,000	287,462
3.75%, 01/15/31 (a)	380,000	335,615
3.13%, 01/15/32 (a)	330,000	273,584
Suzano International Finance BV
5.50%, 01/17/27	200,000	200,401
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	340,000	311,089
6.13%, 06/12/33 (a)	500,000	504,621
8.25%, 01/17/34	250,000	293,415
6.88%, 11/21/36	200,000	213,061
6.88%, 11/10/39	300,000	317,247
6.40%, 06/28/54 (a)	325,000	318,698
Vale SA
5.63%, 09/11/42	150,000	143,592
Westlake Corp.
3.60%, 08/15/26 (a)	185,000	181,458
3.38%, 06/15/30 (a)	195,000	178,786
2.88%, 08/15/41 (a)	125,000	83,929
5.00%, 08/15/46 (a)	150,000	130,497
4.38%, 11/15/47 (a)	140,000	110,385
3.13%, 08/15/51 (a)	200,000	124,224
3.38%, 08/15/61 (a)	110,000	65,984
WestRock MWV LLC
8.20%, 01/15/30	190,000	215,679
Weyerhaeuser Co.
4.75%, 05/15/26	225,000	224,990
6.95%, 10/01/27	150,000	158,457
4.00%, 11/15/29 (a)	225,000	214,777
4.00%, 04/15/30 (a)	360,000	341,136
7.38%, 03/15/32	185,000	206,232
3.38%, 03/09/33 (a)	285,000	247,751
WRKCo, Inc.
3.90%, 06/01/28 (a)	250,000	241,185
4.90%, 03/15/29 (a)	335,000	333,018
4.20%, 06/01/32 (a)	455,000	424,665
3.00%, 06/15/33 (a)	250,000	209,986
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	190,000	160,024
		51,522,404
Capital Goods 1.4%
3M Co.
2.25%, 09/19/26 (a)	275,000	264,262
2.88%, 10/15/27 (a)	300,000	287,198
3.38%, 03/01/29 (a)	250,000	235,853
2.38%, 08/26/29 (a)	345,000	309,590
3.05%, 04/15/30 (a)	200,000	183,475
3.88%, 06/15/44	110,000	86,404
3.13%, 09/19/46 (a)	200,000	137,122
3.63%, 10/15/47 (a)	150,000	109,332
4.00%, 09/14/48 (a)	375,000	295,139
3.25%, 08/26/49 (a)	350,000	237,371
3.70%, 04/15/50 (a)	185,000	135,968
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	150,000	146,517
4.38%, 05/08/42	150,000	132,307
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	215,000	183,024
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	75,737
5.80%, 03/21/34 (a)	310,000	312,041
Allegion PLC
3.50%, 10/01/29 (a)	110,000	102,789
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	96,477
5.41%, 07/01/32 (a)	265,000	267,521
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	185,000	182,004
4.50%, 05/15/28 (a)	150,000	147,167
5.63%, 05/26/33 (a)	150,000	151,884
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	219,178
2.69%, 05/25/31 (a)	350,000	301,318
Amphenol Corp.
5.05%, 04/05/27 (a)	200,000	201,786
4.35%, 06/01/29 (a)	140,000	137,155
2.80%, 02/15/30 (a)	300,000	271,412
2.20%, 09/15/31 (a)	270,000	226,398
5.25%, 04/05/34 (a)	330,000	331,434
5.38%, 11/15/54 (a)	195,000	185,749
AptarGroup, Inc.
3.60%, 03/15/32 (a)	150,000	134,991
Avery Dennison Corp.
4.88%, 12/06/28 (a)	200,000	199,491
2.65%, 04/30/30 (a)	225,000	199,688
5.75%, 03/15/33 (a)	210,000	216,574
Berry Global, Inc.
1.57%, 01/15/26 (a)	500,000	482,717
1.65%, 01/15/27 (a)	200,000	187,317
5.50%, 04/15/28 (a)	130,000	131,235
5.80%, 06/15/31 (a)(d)	300,000	305,734
5.65%, 01/15/34 (a)(d)	150,000	150,728
Boeing Co.
2.75%, 02/01/26 (a)	400,000	390,284
2.20%, 02/04/26 (a)	1,580,000	1,532,262
3.10%, 05/01/26 (a)	200,000	195,099
2.25%, 06/15/26 (a)	160,000	153,677
2.70%, 02/01/27 (a)	300,000	286,138
2.80%, 03/01/27 (a)	230,000	219,271
5.04%, 05/01/27 (a)	550,000	551,461
6.26%, 05/01/27 (a)	300,000	307,162
3.25%, 02/01/28 (a)	380,000	357,835
3.25%, 03/01/28 (a)	115,000	108,110
3.45%, 11/01/28 (a)	270,000	252,431
3.20%, 03/01/29 (a)	300,000	276,526
6.30%, 05/01/29 (a)	500,000	518,533
2.95%, 02/01/30 (a)	200,000	178,546
5.15%, 05/01/30 (a)	1,215,000	1,199,390
3.63%, 02/01/31 (a)	490,000	444,940
6.39%, 05/01/31 (a)	250,000	261,522
6.13%, 02/15/33	135,000	139,715
3.60%, 05/01/34 (a)	340,000	284,989
6.53%, 05/01/34 (a)	525,000	550,239
3.25%, 02/01/35 (a)	250,000	199,508
6.63%, 02/15/38	125,000	129,785
3.55%, 03/01/38 (a)	140,000	105,999
3.50%, 03/01/39 (a)	205,000	152,049
6.88%, 03/15/39	195,000	205,598
5.88%, 02/15/40	110,000	106,412
5.71%, 05/01/40 (a)	875,000	833,805
3.38%, 06/15/46 (a)	235,000	152,194
3.65%, 03/01/47 (a)	125,000	84,307
3.63%, 03/01/48 (a)	150,000	99,900
3.85%, 11/01/48 (a)	145,000	99,257
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 05/01/49 (a)	200,000	139,012
3.75%, 02/01/50 (a)	400,000	273,094
5.81%, 05/01/50 (a)	1,540,000	1,429,787
6.86%, 05/01/54 (a)	590,000	627,338
3.83%, 03/01/59 (a)	100,000	64,892
3.95%, 08/01/59 (a)	300,000	198,206
5.93%, 05/01/60 (a)	1,020,000	941,652
7.01%, 05/01/64 (a)	415,000	441,286
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	200,000	194,774
2.75%, 03/01/30 (a)	250,000	224,145
Carrier Global Corp.
2.49%, 02/15/27 (a)	134,000	128,155
2.72%, 02/15/30 (a)	625,000	559,392
2.70%, 02/15/31 (a)(d)	250,000	217,222
5.90%, 03/15/34 (a)	290,000	300,380
3.38%, 04/05/40 (a)	510,000	393,426
3.58%, 04/05/50 (a)(d)	425,000	305,244
6.20%, 03/15/54 (a)	149,000	157,670
Caterpillar Financial Services Corp.
4.80%, 01/06/26	175,000	175,595
5.05%, 02/27/26	320,000	322,281
0.90%, 03/02/26	400,000	384,151
4.35%, 05/15/26	245,000	244,739
4.45%, 10/16/26	200,000	200,090
1.70%, 01/08/27	305,000	288,681
4.50%, 01/08/27	200,000	200,424
5.00%, 05/14/27	250,000	252,712
3.60%, 08/12/27	200,000	195,779
1.10%, 09/14/27	285,000	261,467
4.40%, 10/15/27	200,000	199,221
4.60%, 11/15/27	300,000	300,250
4.38%, 08/16/29	225,000	221,548
4.70%, 11/15/29	250,000	249,164
Caterpillar, Inc.
2.60%, 04/09/30 (a)	335,000	302,157
1.90%, 03/12/31 (a)	25,000	21,232
5.30%, 09/15/35	75,000	76,646
6.05%, 08/15/36	145,000	156,148
5.20%, 05/27/41	235,000	230,415
3.80%, 08/15/42	505,000	409,773
4.30%, 05/15/44 (a)	175,000	151,040
3.25%, 09/19/49 (a)	360,000	250,629
3.25%, 04/09/50 (a)	425,000	293,868
4.75%, 05/15/64 (a)	150,000	129,110
CNH Industrial Capital LLC
1.88%, 01/15/26 (a)	220,000	213,365
1.45%, 07/15/26 (a)	150,000	142,621
4.55%, 04/10/28 (a)	235,000	231,790
5.50%, 01/12/29 (a)	150,000	152,203
5.10%, 04/20/29 (a)	150,000	150,054
CNH Industrial NV
3.85%, 11/15/27 (a)	250,000	244,314
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	200,000	200,512
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	201,463
Deere & Co.
5.38%, 10/16/29	250,000	258,144
3.10%, 04/15/30 (a)	350,000	322,087
7.13%, 03/03/31	150,000	169,560
3.90%, 06/09/42 (a)	410,000	342,416
2.88%, 09/07/49 (a)	180,000	117,819
3.75%, 04/15/50 (a)	250,000	192,277
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dover Corp.
2.95%, 11/04/29 (a)	160,000	145,846
5.38%, 10/15/35	150,000	151,057
5.38%, 03/01/41 (a)	90,000	87,195
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	212,777
Eaton Corp.
3.10%, 09/15/27 (a)	200,000	192,696
4.35%, 05/18/28 (a)	25,000	24,785
4.00%, 11/02/32	330,000	308,888
4.15%, 03/15/33 (a)	300,000	282,109
4.15%, 11/02/42	325,000	274,061
3.92%, 09/15/47 (a)	115,000	89,949
4.70%, 08/23/52 (a)	200,000	175,988
Emerson Electric Co.
0.88%, 10/15/26 (a)	275,000	258,347
1.80%, 10/15/27 (a)	270,000	251,025
1.95%, 10/15/30 (a)	275,000	235,800
2.20%, 12/21/31 (a)	300,000	252,287
5.25%, 11/15/39	150,000	148,607
2.75%, 10/15/50 (a)	150,000	93,574
2.80%, 12/21/51 (a)	300,000	185,303
Ferguson Enterprises, Inc.
5.00%, 10/03/34 (a)	225,000	215,416
Flowserve Corp.
3.50%, 10/01/30 (a)	200,000	182,823
2.80%, 01/15/32 (a)	100,000	84,966
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	244,451
4.30%, 06/15/46 (a)	200,000	161,340
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	200,000	184,972
4.00%, 03/25/32 (a)	100,000	92,320
5.88%, 06/01/33 (a)	175,000	179,469
4.50%, 03/25/52 (a)	125,000	98,326
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	192,755
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	370,000	341,428
General Dynamics Corp.
1.15%, 06/01/26 (a)	180,000	172,107
2.13%, 08/15/26 (a)	150,000	144,576
3.50%, 04/01/27 (a)	200,000	195,761
2.63%, 11/15/27 (a)	150,000	142,372
3.75%, 05/15/28 (a)	300,000	291,186
3.63%, 04/01/30 (a)	300,000	283,441
2.25%, 06/01/31 (a)	150,000	128,121
4.25%, 04/01/40 (a)	310,000	270,642
2.85%, 06/01/41 (a)	125,000	89,309
3.60%, 11/15/42 (a)	175,000	137,710
4.25%, 04/01/50 (a)	220,000	181,824
General Electric Co.
6.75%, 03/15/32	500,000	547,766
5.88%, 01/14/38	200,000	206,094
6.88%, 01/10/39	110,000	125,270
4.35%, 05/01/50 (a)	340,000	283,421
HEICO Corp.
5.25%, 08/01/28 (a)	150,000	151,461
5.35%, 08/01/33 (a)	200,000	199,740
Hexcel Corp.
4.20%, 02/15/27 (a)	240,000	234,779
Honeywell International, Inc.
2.50%, 11/01/26 (a)	550,000	531,376
1.10%, 03/01/27 (a)	275,000	256,031
4.65%, 07/30/27 (a)	400,000	401,571
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 02/15/28 (a)	150,000	151,720
4.25%, 01/15/29 (a)	250,000	246,640
2.70%, 08/15/29 (a)	250,000	229,207
4.88%, 09/01/29 (a)	75,000	75,512
4.70%, 02/01/30 (a)	250,000	248,853
1.95%, 06/01/30 (a)	300,000	258,745
1.75%, 09/01/31 (a)	450,000	369,035
4.95%, 09/01/31 (a)	140,000	140,168
4.75%, 02/01/32 (a)	200,000	196,789
5.00%, 02/15/33 (a)	350,000	348,183
4.50%, 01/15/34 (a)	290,000	276,837
5.00%, 03/01/35 (a)	335,000	328,256
5.70%, 03/15/36	225,000	233,243
5.70%, 03/15/37	150,000	154,197
3.81%, 11/21/47 (a)	220,000	168,811
2.80%, 06/01/50 (a)	250,000	157,310
5.25%, 03/01/54 (a)	500,000	469,039
5.35%, 03/01/64 (a)	100,000	93,769
Howmet Aerospace, Inc.
5.90%, 02/01/27	125,000	127,647
6.75%, 01/15/28	125,000	130,925
3.00%, 01/15/29 (a)	200,000	185,805
4.85%, 10/15/31 (a)	200,000	196,510
5.95%, 02/01/37	190,000	196,891
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	49,194
3.15%, 08/15/27 (a)	205,000	196,339
3.50%, 02/15/28 (a)	195,000	187,231
2.30%, 03/15/31 (a)	295,000	250,906
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	190,000	182,516
2.04%, 08/16/28 (a)	100,000	89,873
4.20%, 05/01/30 (a)	250,000	237,154
5.75%, 01/15/35 (a)	150,000	149,588
IDEX Corp.
3.00%, 05/01/30 (a)	250,000	226,362
2.63%, 06/15/31 (a)	340,000	292,679
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	345,000	335,047
4.88%, 09/15/41 (a)	185,000	173,150
3.90%, 09/01/42 (a)	350,000	285,677
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	200,000	202,304
5.40%, 08/14/28 (a)	150,000	152,509
5.18%, 06/15/29 (a)	220,000	222,169
5.31%, 06/15/31 (a)	150,000	151,651
5.70%, 08/14/33 (a)	250,000	255,940
5.45%, 06/15/34 (a)	200,000	201,235
5.70%, 06/15/54 (a)	135,000	132,783
John Deere Capital Corp.
4.80%, 01/09/26	350,000	351,146
0.70%, 01/15/26	235,000	226,000
5.05%, 03/03/26	200,000	201,492
4.75%, 06/08/26	235,000	236,036
2.65%, 06/10/26	210,000	204,804
1.05%, 06/17/26	350,000	333,324
2.25%, 09/14/26	400,000	385,731
1.70%, 01/11/27	20,000	18,916
4.85%, 03/05/27	220,000	221,490
1.75%, 03/09/27	150,000	141,346
2.80%, 09/08/27	350,000	335,370
4.15%, 09/15/27	250,000	247,657
3.05%, 01/06/28	350,000	336,290
4.75%, 01/20/28	325,000	326,743
1.50%, 03/06/28	160,000	145,385
4.95%, 07/14/28	400,000	403,923
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 01/16/29	250,000	247,904
3.45%, 03/07/29	400,000	381,045
3.35%, 04/18/29	145,000	137,609
4.85%, 06/11/29	200,000	200,801
2.80%, 07/18/29	400,000	368,849
2.45%, 01/09/30	300,000	269,759
4.70%, 06/10/30	400,000	399,040
4.90%, 03/07/31	245,000	244,961
2.00%, 06/17/31	200,000	167,947
4.40%, 09/08/31	350,000	339,360
3.90%, 06/07/32	350,000	325,318
5.15%, 09/08/33	150,000	150,552
5.10%, 04/11/34	325,000	324,852
5.05%, 06/12/34	275,000	273,759
Johnson Controls International PLC
3.90%, 02/14/26 (a)	283,000	280,492
6.00%, 01/15/36	102,000	106,329
4.63%, 07/02/44 (a)	145,000	125,628
4.50%, 02/15/47 (a)	110,000	91,292
4.95%, 07/02/64 (a)(e)	175,000	147,958
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	225,000	229,136
1.75%, 09/15/30 (a)	150,000	125,685
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	197,451
2.80%, 03/01/31 (a)	50,000	43,025
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	150,000	147,669
5.40%, 01/15/27	250,000	253,036
4.40%, 06/15/28 (a)	495,000	486,571
5.05%, 06/01/29 (a)	200,000	200,070
2.90%, 12/15/29 (a)	150,000	135,729
1.80%, 01/15/31 (a)	565,000	466,193
5.25%, 06/01/31 (a)	85,000	85,148
5.40%, 07/31/33 (a)	455,000	454,312
5.35%, 06/01/34 (a)	235,000	234,537
4.85%, 04/27/35 (a)	100,000	95,245
6.15%, 12/15/40	75,000	77,914
5.05%, 04/27/45 (a)	150,000	137,407
5.60%, 07/31/53 (a)	150,000	145,723
5.50%, 08/15/54 (a)	175,000	168,248
Lafarge SA
7.13%, 07/15/36	150,000	166,313
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	190,000	179,561
4.40%, 03/15/29 (a)	176,000	164,785
3.50%, 11/15/51 (a)	155,000	94,171
Lennox International, Inc.
1.70%, 08/01/27 (a)	130,000	119,976
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	270,000	267,412
5.10%, 11/15/27 (a)	450,000	457,272
4.50%, 02/15/29 (a)	175,000	173,127
1.85%, 06/15/30 (a)	270,000	231,268
3.90%, 06/15/32 (a)	300,000	278,790
5.25%, 01/15/33 (a)	250,000	252,955
4.75%, 02/15/34 (a)	300,000	291,213
4.80%, 08/15/34 (a)	150,000	145,707
3.60%, 03/01/35 (a)	150,000	131,736
4.50%, 05/15/36 (a)	125,000	117,500
6.15%, 09/01/36	200,000	215,908
5.72%, 06/01/40	160,000	164,685
4.07%, 12/15/42	400,000	333,360
3.80%, 03/01/45 (a)	350,000	276,010
4.70%, 05/15/46 (a)	425,000	379,652
2.80%, 06/15/50 (a)	435,000	272,767
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.09%, 09/15/52 (a)	440,000	348,859
4.15%, 06/15/53 (a)	225,000	179,909
5.70%, 11/15/54 (a)	275,000	280,077
5.20%, 02/15/55 (a)	50,000	47,152
4.30%, 06/15/62 (a)	210,000	166,707
5.90%, 11/15/63 (a)	200,000	208,199
5.20%, 02/15/64 (a)	200,000	185,677
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	25,000	24,223
3.50%, 12/15/27 (a)	200,000	193,174
2.50%, 03/15/30 (a)	150,000	132,878
2.40%, 07/15/31 (a)	300,000	255,271
5.15%, 12/01/34 (a)	225,000	221,214
4.25%, 12/15/47 (a)	175,000	140,685
3.20%, 07/15/51 (a)	275,000	178,719
5.50%, 12/01/54 (a)	200,000	188,795
Masco Corp.
1.50%, 02/15/28 (a)	150,000	135,228
2.00%, 10/01/30 (a)	300,000	252,652
4.50%, 05/15/47 (a)	175,000	144,037
3.13%, 02/15/51 (a)	75,000	47,264
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	160,000	164,558
3.63%, 05/15/30 (a)	175,000	161,686
Nordson Corp.
5.80%, 09/15/33 (a)	150,000	154,626
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	325,000	315,889
3.25%, 01/15/28 (a)	450,000	430,209
4.60%, 02/01/29 (a)	245,000	243,050
4.40%, 05/01/30 (a)	240,000	233,741
4.70%, 03/15/33 (a)	250,000	242,533
4.90%, 06/01/34 (a)	200,000	195,112
5.15%, 05/01/40 (a)	150,000	143,502
5.05%, 11/15/40	185,000	173,914
4.75%, 06/01/43	250,000	224,605
3.85%, 04/15/45 (a)	200,000	156,532
4.03%, 10/15/47 (a)	650,000	511,571
5.25%, 05/01/50 (a)	300,000	281,329
4.95%, 03/15/53 (a)	250,000	223,620
5.20%, 06/01/54 (a)	400,000	371,798
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	148,571
2.75%, 11/15/31 (a)	100,000	84,291
5.65%, 05/15/33 (a)	200,000	200,062
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	98,805
3.10%, 03/01/30 (a)	100,000	91,683
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	200,000	189,688
5.25%, 08/16/28 (a)	200,000	202,447
2.57%, 02/15/30 (a)	450,000	400,002
3.11%, 02/15/40 (a)	265,000	198,107
3.36%, 02/15/50 (a)	250,000	171,766
Owens Corning
3.40%, 08/15/26 (a)	100,000	97,853
5.50%, 06/15/27 (a)	100,000	101,753
3.95%, 08/15/29 (a)	175,000	166,933
3.88%, 06/01/30 (a)	100,000	94,251
5.70%, 06/15/34 (a)	285,000	289,877
7.00%, 12/01/36	115,000	128,169
4.30%, 07/15/47 (a)	195,000	155,275
4.40%, 01/30/48 (a)	185,000	148,867
5.95%, 06/15/54 (a)	200,000	198,083
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	145,000	140,894
4.25%, 09/15/27 (a)	350,000	346,471
3.25%, 06/14/29 (a)	295,000	276,231
4.50%, 09/15/29 (a)	275,000	271,264
4.20%, 11/21/34 (a)	300,000	277,672
6.25%, 05/15/38	75,000	80,200
4.45%, 11/21/44 (a)	140,000	119,908
4.10%, 03/01/47 (a)	165,000	132,344
4.00%, 06/14/49 (a)	275,000	214,923
Pentair Finance SARL
4.50%, 07/01/29 (a)	280,000	272,611
Precision Castparts Corp.
3.90%, 01/15/43 (a)	175,000	141,005
4.38%, 06/15/45 (a)	94,000	79,997
Regal Rexnord Corp.
6.05%, 02/15/26	360,000	363,509
6.05%, 04/15/28 (a)	400,000	407,202
6.30%, 02/15/30 (a)	325,000	334,444
6.40%, 04/15/33 (a)	440,000	454,441
Republic Services, Inc.
2.90%, 07/01/26 (a)	200,000	195,610
3.38%, 11/15/27 (a)	300,000	290,232
3.95%, 05/15/28 (a)	175,000	170,552
4.88%, 04/01/29 (a)	250,000	249,553
5.00%, 11/15/29 (a)	100,000	100,524
2.30%, 03/01/30 (a)	200,000	175,941
1.45%, 02/15/31 (a)	275,000	223,276
1.75%, 02/15/32 (a)	250,000	201,164
5.00%, 12/15/33 (a)	150,000	147,683
5.00%, 04/01/34 (a)	250,000	244,149
5.20%, 11/15/34 (a)	100,000	99,118
6.20%, 03/01/40	100,000	106,357
5.70%, 05/15/41 (a)	75,000	74,984
3.05%, 03/01/50 (a)	150,000	101,038
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	145,000	137,773
1.75%, 08/15/31 (a)	150,000	122,893
4.20%, 03/01/49 (a)	185,000	152,453
2.80%, 08/15/61 (a)	160,000	90,061
RTX Corp.
5.00%, 02/27/26 (a)	250,000	251,250
2.65%, 11/01/26 (a)	200,000	193,619
5.75%, 11/08/26 (a)	400,000	407,324
3.50%, 03/15/27 (a)	335,000	326,662
3.13%, 05/04/27 (a)	390,000	376,408
7.20%, 08/15/27	50,000	53,167
4.13%, 11/16/28 (a)	875,000	852,241
7.50%, 09/15/29	150,000	166,202
2.25%, 07/01/30 (a)	270,000	234,694
6.00%, 03/15/31 (a)	300,000	314,741
1.90%, 09/01/31 (a)	425,000	347,818
2.38%, 03/15/32 (a)	175,000	145,373
5.15%, 02/27/33 (a)	350,000	347,006
6.10%, 03/15/34 (a)	525,000	553,200
5.40%, 05/01/35	225,000	225,646
6.05%, 06/01/36	150,000	156,860
6.13%, 07/15/38	160,000	168,125
4.45%, 11/16/38 (a)	200,000	178,197
5.70%, 04/15/40	150,000	152,526
4.88%, 10/15/40 (d)	150,000	138,047
4.70%, 12/15/41	150,000	132,977
4.50%, 06/01/42	1,025,000	887,880
4.80%, 12/15/43 (a)	125,000	110,841
4.15%, 05/15/45 (a)	175,000	141,357
3.75%, 11/01/46 (a)	430,000	324,424
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 04/15/47 (a)	270,000	221,691
4.05%, 05/04/47 (a)	185,000	145,494
4.63%, 11/16/48 (a)	490,000	416,620
3.13%, 07/01/50 (a)	350,000	229,118
2.82%, 09/01/51 (a)	325,000	197,092
3.03%, 03/15/52 (a)	410,000	259,239
5.38%, 02/27/53 (a)	200,000	189,635
6.40%, 03/15/54 (a)	500,000	543,601
Snap-on, Inc.
3.25%, 03/01/27 (a)	75,000	72,878
4.10%, 03/01/48 (a)	90,000	72,365
3.10%, 05/01/50 (a)	275,000	182,162
Sonoco Products Co.
4.45%, 09/01/26	100,000	99,316
2.25%, 02/01/27 (a)	45,000	42,589
4.60%, 09/01/29 (a)	200,000	194,937
3.13%, 05/01/30 (a)	230,000	207,056
2.85%, 02/01/32 (a)	140,000	118,962
5.00%, 09/01/34 (a)	200,000	189,820
5.75%, 11/01/40 (a)	155,000	152,247
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	147,597
6.27%, 03/06/26 (a)	100,000	100,111
6.00%, 03/06/28 (a)	125,000	129,389
4.25%, 11/15/28 (a)	150,000	146,549
2.30%, 03/15/30 (a)	265,000	229,896
3.00%, 05/15/32 (a)	200,000	171,382
5.20%, 09/01/40	100,000	94,298
4.85%, 11/15/48 (a)	150,000	127,948
2.75%, 11/15/50 (a)	225,000	129,286
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	150,000	144,170
2.25%, 04/01/28 (a)	200,000	184,053
2.75%, 04/01/31 (a)	300,000	261,145
Textron, Inc.
4.00%, 03/15/26 (a)	160,000	158,555
3.65%, 03/15/27 (a)	350,000	340,996
3.38%, 03/01/28 (a)	100,000	95,233
3.90%, 09/17/29 (a)	185,000	175,952
2.45%, 03/15/31 (a)	150,000	127,706
Timken Co.
4.50%, 12/15/28 (a)	150,000	147,269
4.13%, 04/01/32 (a)	145,000	133,096
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	200,000	191,863
5.25%, 03/03/33 (a)	200,000	200,736
5.10%, 06/13/34 (a)	150,000	148,423
4.65%, 11/01/44 (a)	100,000	88,013
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	325,000	313,737
5.75%, 06/15/43	150,000	151,271
4.30%, 02/21/48 (a)	150,000	124,532
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	120,000	108,967
5.25%, 10/01/54 (a)	100,000	91,999
Veralto Corp.
5.50%, 09/18/26 (a)	200,000	202,411
5.35%, 09/18/28 (a)	200,000	202,621
5.45%, 09/18/33 (a)	200,000	200,841
Vontier Corp.
1.80%, 04/01/26 (a)	375,000	360,065
2.40%, 04/01/28 (a)	155,000	140,829
2.95%, 04/01/31 (a)	200,000	171,870
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	196,699
3.50%, 06/01/30 (a)	265,000	245,803
5.35%, 12/01/34 (a)	200,000	199,619
4.50%, 06/15/47 (a)	200,000	166,724
4.70%, 03/01/48 (a)	180,000	155,061
5.70%, 12/01/54 (a)	200,000	194,873
Waste Connections, Inc.
4.25%, 12/01/28 (a)	290,000	283,902
3.50%, 05/01/29 (a)	304,000	287,626
2.60%, 02/01/30 (a)	200,000	178,910
2.20%, 01/15/32 (a)	250,000	206,271
3.20%, 06/01/32 (a)	100,000	87,668
5.00%, 03/01/34 (a)	200,000	195,424
3.05%, 04/01/50 (a)	175,000	113,019
2.95%, 01/15/52 (a)	300,000	187,320
Waste Management, Inc.
4.95%, 07/03/27 (a)	155,000	156,614
3.15%, 11/15/27 (a)	360,000	346,390
1.15%, 03/15/28 (a)	280,000	250,608
4.50%, 03/15/28 (a)	300,000	298,496
3.88%, 01/15/29 (a)(d)	250,000	240,929
4.63%, 02/15/30 (a)	270,000	267,355
1.50%, 03/15/31 (a)	245,000	199,492
4.95%, 07/03/31 (a)	225,000	225,281
4.80%, 03/15/32 (a)	225,000	221,165
4.15%, 04/15/32 (a)	230,000	217,344
4.63%, 02/15/33 (a)	195,000	189,686
4.88%, 02/15/34 (a)	375,000	368,015
4.95%, 03/15/35 (a)	450,000	438,132
4.10%, 03/01/45 (a)	150,000	123,455
4.15%, 07/15/49 (a)	325,000	263,843
2.50%, 11/15/50 (a)	275,000	159,921
5.35%, 10/15/54 (a)	400,000	384,474
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	250,000	243,856
4.70%, 09/15/28 (a)(g)	450,000	446,077
WW Grainger, Inc.
4.60%, 06/15/45 (a)	195,000	174,127
3.75%, 05/15/46 (a)	155,000	120,601
4.20%, 05/15/47 (a)	240,000	198,887
Xylem, Inc.
3.25%, 11/01/26 (a)	160,000	156,077
1.95%, 01/30/28 (a)	100,000	91,699
2.25%, 01/30/31 (a)	150,000	127,912
4.38%, 11/01/46 (a)	145,000	118,485
		112,482,354
Communications 2.0%
America Movil SAB de CV
3.63%, 04/22/29 (a)	325,000	305,922
2.88%, 05/07/30 (a)	285,000	254,595
6.38%, 03/01/35	250,000	264,931
6.13%, 11/15/37	125,000	128,666
6.13%, 03/30/40	650,000	667,276
4.38%, 07/16/42	365,000	306,490
4.38%, 04/22/49 (a)	525,000	429,598
American Tower Corp.
4.40%, 02/15/26 (a)	310,000	308,433
1.60%, 04/15/26 (a)	360,000	345,818
1.45%, 09/15/26 (a)	60,000	56,728
3.38%, 10/15/26 (a)	425,000	415,159
2.75%, 01/15/27 (a)	110,000	105,684
3.13%, 01/15/27 (a)	150,000	145,173
3.65%, 03/15/27 (a)	225,000	219,677
3.55%, 07/15/27 (a)	350,000	339,259
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 01/15/28 (a)	300,000	288,483
1.50%, 01/31/28 (a)	250,000	225,599
5.50%, 03/15/28 (a)	150,000	152,226
5.80%, 11/15/28 (a)	205,000	210,397
5.20%, 02/15/29 (a)	135,000	135,805
3.95%, 03/15/29 (a)	345,000	330,655
3.80%, 08/15/29 (a)	400,000	378,764
2.90%, 01/15/30 (a)	225,000	202,678
1.88%, 10/15/30 (a)	400,000	334,883
2.70%, 04/15/31 (a)	200,000	172,774
2.30%, 09/15/31 (a)	200,000	166,299
4.05%, 03/15/32 (a)	250,000	231,865
5.65%, 03/15/33 (a)	200,000	202,671
5.55%, 07/15/33 (a)	350,000	352,587
5.90%, 11/15/33 (a)	25,000	25,771
5.45%, 02/15/34 (a)	50,000	50,029
5.40%, 01/31/35 (a)	200,000	198,047
3.70%, 10/15/49 (a)	135,000	97,370
3.10%, 06/15/50 (a)	455,000	292,024
2.95%, 01/15/51 (a)	390,000	241,858
AppLovin Corp.
5.13%, 12/01/29 (a)	300,000	299,210
5.38%, 12/01/31 (a)	300,000	300,238
5.50%, 12/01/34 (a)	275,000	272,588
AT&T, Inc.
3.88%, 01/15/26 (a)	215,000	213,354
1.70%, 03/25/26 (a)	860,000	829,903
2.95%, 07/15/26 (a)	210,000	204,804
3.80%, 02/15/27 (a)	250,000	245,313
4.25%, 03/01/27 (a)	470,000	465,711
2.30%, 06/01/27 (a)	720,000	679,760
1.65%, 02/01/28 (a)	700,000	636,760
4.10%, 02/15/28 (a)	350,000	342,474
4.35%, 03/01/29 (a)	850,000	832,041
4.30%, 02/15/30 (a)	825,000	798,883
2.75%, 06/01/31 (a)	950,000	826,891
2.25%, 02/01/32 (a)	750,000	620,085
2.55%, 12/01/33 (a)	1,181,000	951,840
5.40%, 02/15/34 (a)	790,000	793,707
4.50%, 05/15/35 (a)	720,000	666,714
5.25%, 03/01/37 (a)	300,000	293,419
4.90%, 08/15/37 (a)	239,000	225,553
6.30%, 01/15/38	150,000	160,478
6.55%, 02/15/39	50,000	53,553
4.85%, 03/01/39 (a)	300,000	278,289
5.35%, 09/01/40	175,000	168,836
3.50%, 06/01/41 (a)	715,000	548,396
5.55%, 08/15/41	385,000	375,314
4.30%, 12/15/42 (a)	450,000	374,529
3.10%, 02/01/43 (a)	315,000	226,910
4.65%, 06/01/44 (a)	230,000	195,948
4.80%, 06/15/44 (a)	50,000	43,637
4.35%, 06/15/45 (a)	350,000	287,350
4.75%, 05/15/46 (a)	650,000	564,568
5.15%, 11/15/46 (a)	200,000	183,934
5.65%, 02/15/47 (a)	250,000	246,179
5.45%, 03/01/47 (a)	128,000	121,163
4.50%, 03/09/48 (a)	685,000	565,487
4.55%, 03/09/49 (a)	309,000	256,632
5.15%, 02/15/50 (a)	190,000	170,826
3.65%, 06/01/51 (a)	875,000	617,139
3.30%, 02/01/52 (a)	275,000	182,496
3.50%, 09/15/53 (a)	2,165,000	1,457,594
3.55%, 09/15/55 (a)	2,145,000	1,445,778
3.80%, 12/01/57 (a)	1,700,000	1,176,221
3.65%, 09/15/59 (a)	1,990,000	1,320,765
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 06/01/60 (a)	490,000	339,534
3.50%, 02/01/61 (a)	280,000	179,868
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	175,000	142,427
5.10%, 05/11/33 (a)	300,000	291,654
5.20%, 02/15/34 (a)	210,000	204,971
4.46%, 04/01/48 (a)	400,000	323,657
4.30%, 07/29/49 (a)	180,000	141,018
3.65%, 03/17/51 (a)	145,000	100,365
3.20%, 02/15/52 (a)	200,000	126,972
3.65%, 08/15/52 (a)	250,000	172,060
5.55%, 02/15/54 (a)	205,000	192,390
British Telecommunications PLC
5.13%, 12/04/28 (a)	225,000	225,547
9.63%, 12/15/30 (g)	700,000	848,140
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (a)	330,000	336,417
3.75%, 02/15/28 (a)	265,000	252,512
4.20%, 03/15/28 (a)	315,000	304,632
2.25%, 01/15/29 (a)	420,000	370,478
5.05%, 03/30/29 (a)	375,000	367,800
6.10%, 06/01/29 (a)	400,000	407,803
2.80%, 04/01/31 (a)	450,000	379,928
2.30%, 02/01/32 (a)	315,000	249,707
4.40%, 04/01/33 (a)	290,000	259,188
6.65%, 02/01/34 (a)	265,000	272,930
6.55%, 06/01/34 (a)	450,000	460,753
6.38%, 10/23/35 (a)	600,000	599,700
5.38%, 04/01/38 (a)	260,000	232,298
3.50%, 06/01/41 (a)	470,000	322,943
3.50%, 03/01/42 (a)	430,000	293,003
6.48%, 10/23/45 (a)	1,000,000	946,360
5.38%, 05/01/47 (a)	745,000	609,832
5.75%, 04/01/48 (a)	720,000	617,345
5.13%, 07/01/49 (a)	365,000	287,250
4.80%, 03/01/50 (a)	845,000	635,860
3.70%, 04/01/51 (a)	630,000	395,348
3.90%, 06/01/52 (a)	700,000	451,059
5.25%, 04/01/53 (a)	430,000	346,638
6.83%, 10/23/55 (a)	195,000	190,199
3.85%, 04/01/61 (a)	540,000	326,218
4.40%, 12/01/61 (a)	425,000	282,731
3.95%, 06/30/62 (a)	460,000	280,485
5.50%, 04/01/63 (a)	300,000	238,558
Comcast Corp.
3.15%, 03/01/26 (a)	500,000	492,458
2.35%, 01/15/27 (a)	450,000	430,176
3.30%, 02/01/27 (a)	380,000	370,040
3.30%, 04/01/27 (a)	225,000	218,622
5.35%, 11/15/27 (a)	350,000	356,877
3.15%, 02/15/28 (a)	500,000	476,382
3.55%, 05/01/28 (a)	292,000	280,503
4.15%, 10/15/28 (a)	1,245,000	1,215,227
4.55%, 01/15/29 (a)	290,000	287,162
2.65%, 02/01/30 (a)	525,000	470,371
3.40%, 04/01/30 (a)	500,000	463,788
4.25%, 10/15/30 (a)	425,000	409,798
1.95%, 01/15/31 (a)	475,000	397,820
1.50%, 02/15/31 (a)	505,000	411,310
5.50%, 11/15/32 (a)	360,000	368,631
4.25%, 01/15/33	550,000	513,387
4.65%, 02/15/33 (a)	400,000	386,231
7.05%, 03/15/33	210,000	233,998
4.80%, 05/15/33 (a)	300,000	291,561
5.30%, 06/01/34 (a)	350,000	349,626
4.20%, 08/15/34 (a)	350,000	320,664
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 06/15/35	300,000	306,590
4.40%, 08/15/35 (a)	230,000	211,907
6.50%, 11/15/35	210,000	228,372
3.20%, 07/15/36 (a)	375,000	302,782
6.95%, 08/15/37	50,000	55,761
3.90%, 03/01/38 (a)	375,000	315,306
4.60%, 10/15/38 (a)	300,000	271,392
3.25%, 11/01/39 (a)	480,000	364,139
3.75%, 04/01/40 (a)	350,000	281,503
4.65%, 07/15/42	150,000	131,134
4.75%, 03/01/44	130,000	114,191
4.60%, 08/15/45 (a)	250,000	214,450
3.40%, 07/15/46 (a)	400,000	281,048
4.00%, 08/15/47 (a)	271,000	206,891
3.97%, 11/01/47 (a)	598,000	454,577
4.00%, 03/01/48 (a)	355,000	270,227
4.70%, 10/15/48 (a)	550,000	472,600
4.00%, 11/01/49 (a)	650,000	491,426
3.45%, 02/01/50 (a)	550,000	376,628
2.80%, 01/15/51 (a)	525,000	312,382
2.89%, 11/01/51 (a)	1,458,000	878,200
2.45%, 08/15/52 (a)	460,000	249,213
4.05%, 11/01/52 (a)	318,000	239,067
5.35%, 05/15/53 (a)	490,000	453,478
5.65%, 06/01/54 (a)	225,000	217,701
2.94%, 11/01/56 (a)	1,743,000	1,015,711
4.95%, 10/15/58 (a)	325,000	281,296
2.65%, 08/15/62 (a)	495,000	259,000
2.99%, 11/01/63 (a)	1,150,000	649,094
5.50%, 05/15/64 (a)	390,000	363,840
Crown Castle, Inc.
4.45%, 02/15/26 (a)	325,000	323,899
3.70%, 06/15/26 (a)	250,000	246,010
1.05%, 07/15/26 (a)	250,000	236,207
4.00%, 03/01/27 (a)	210,000	206,365
2.90%, 03/15/27 (a)	180,000	172,989
3.65%, 09/01/27 (a)	585,000	567,261
5.00%, 01/11/28 (a)	265,000	264,759
3.80%, 02/15/28 (a)	300,000	288,905
4.80%, 09/01/28 (a)	25,000	24,726
4.30%, 02/15/29 (a)	165,000	159,763
5.60%, 06/01/29 (a)	200,000	203,879
3.10%, 11/15/29 (a)	185,000	168,419
3.30%, 07/01/30 (a)	250,000	227,326
2.25%, 01/15/31 (a)	350,000	294,328
2.10%, 04/01/31 (a)	300,000	248,422
2.50%, 07/15/31 (a)	285,000	240,223
5.10%, 05/01/33 (a)	210,000	204,886
5.80%, 03/01/34 (a)	200,000	203,879
5.20%, 09/01/34 (a)	200,000	195,080
2.90%, 04/01/41 (a)	450,000	313,698
4.75%, 05/15/47 (a)	150,000	127,099
5.20%, 02/15/49 (a)	125,000	111,388
4.00%, 11/15/49 (a)	235,000	175,263
4.15%, 07/01/50 (a)	145,000	111,480
3.25%, 01/15/51 (a)	255,000	166,198
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	1,150,000	1,337,023
9.25%, 06/01/32	70,000	86,919
Discovery Communications LLC
4.90%, 03/11/26 (a)	260,000	259,485
3.95%, 03/20/28 (a)	620,000	587,286
4.13%, 05/15/29 (a)	260,000	242,579
3.63%, 05/15/30 (a)	325,000	289,143
5.00%, 09/20/37 (a)	215,000	179,393
6.35%, 06/01/40	200,000	184,970
5.20%, 09/20/47 (a)	205,000	158,036
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 05/15/50 (a)	90,000	63,369
4.00%, 09/15/55 (a)	210,000	132,896
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	135,000	135,076
1.85%, 02/15/31 (a)	260,000	216,095
2.95%, 02/15/51 (a)	250,000	156,723
Fox Corp.
4.71%, 01/25/29 (a)	560,000	553,661
3.50%, 04/08/30 (a)	200,000	185,809
6.50%, 10/13/33 (a)	350,000	368,704
5.48%, 01/25/39 (a)	415,000	394,509
5.58%, 01/25/49 (a)	425,000	394,319
Grupo Televisa SAB
8.50%, 03/11/32	100,000	109,682
5.00%, 05/13/45 (a)	355,000	258,696
6.13%, 01/31/46 (a)	250,000	211,142
5.25%, 05/24/49 (a)	200,000	148,938
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	296,114
2.40%, 03/01/31 (a)	200,000	170,341
5.40%, 10/01/48 (a)	230,000	216,756
Koninklijke KPN NV
8.38%, 10/01/30	235,000	271,098
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	810,000	791,677
4.60%, 05/15/28 (a)	455,000	455,619
4.30%, 08/15/29 (a)	150,000	148,053
4.80%, 05/15/30 (a)	300,000	302,418
4.55%, 08/15/31 (a)	300,000	295,011
3.85%, 08/15/32 (a)	910,000	845,946
4.95%, 05/15/33 (a)	500,000	500,852
4.75%, 08/15/34 (a)	695,000	676,765
4.45%, 08/15/52 (a)	890,000	750,467
5.60%, 05/15/53 (a)	695,000	695,312
5.40%, 08/15/54 (a)	1,000,000	968,861
4.65%, 08/15/62 (a)	455,000	386,177
5.75%, 05/15/63 (a)	500,000	504,664
5.55%, 08/15/64 (a)	850,000	830,211
NBCUniversal Media LLC
6.40%, 04/30/40	150,000	159,599
5.95%, 04/01/41	250,000	253,149
4.45%, 01/15/43	235,000	200,262
Netflix, Inc.
4.38%, 11/15/26	300,000	299,229
4.88%, 04/15/28	580,000	582,565
5.88%, 11/15/28	530,000	549,313
6.38%, 05/15/29	305,000	323,153
4.90%, 08/15/34 (a)	300,000	294,534
5.40%, 08/15/54 (a)	150,000	146,441
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	225,000	197,665
4.20%, 06/01/30 (a)	220,000	211,312
2.60%, 08/01/31 (a)	235,000	200,977
5.30%, 11/01/34 (a)	150,000	147,984
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	360,000	355,013
Orange SA
9.00%, 03/01/31	800,000	954,008
5.38%, 01/13/42	250,000	239,758
5.50%, 02/06/44 (a)	150,000	145,422
Paramount Global
2.90%, 01/15/27 (a)	135,000	129,175
3.38%, 02/15/28 (a)	165,000	155,341
3.70%, 06/01/28 (a)	155,000	146,223
4.20%, 06/01/29 (a)	184,000	173,670
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.88%, 07/30/30	245,000	265,464
4.95%, 01/15/31 (a)	270,000	252,576
4.20%, 05/19/32 (a)	325,000	286,702
5.50%, 05/15/33	125,000	117,536
6.88%, 04/30/36	325,000	330,274
5.90%, 10/15/40 (a)	75,000	66,139
4.85%, 07/01/42 (a)	170,000	134,280
4.38%, 03/15/43	435,000	317,508
5.85%, 09/01/43 (a)	375,000	324,067
5.25%, 04/01/44 (a)	120,000	93,836
4.90%, 08/15/44 (a)	180,000	136,647
4.60%, 01/15/45 (a)	200,000	147,229
4.95%, 05/19/50 (a)	405,000	305,941
Rogers Communications, Inc.
2.90%, 11/15/26 (a)	190,000	183,562
3.20%, 03/15/27 (a)	360,000	347,792
5.00%, 02/15/29 (a)	420,000	417,461
3.80%, 03/15/32 (a)	550,000	494,599
5.30%, 02/15/34 (a)	300,000	292,514
7.50%, 08/15/38	100,000	113,642
4.50%, 03/15/42 (a)	200,000	168,872
4.50%, 03/15/43 (a)	200,000	166,233
5.45%, 10/01/43 (a)	200,000	187,452
5.00%, 03/15/44 (a)	350,000	310,285
4.30%, 02/15/48 (a)	215,000	168,205
4.35%, 05/01/49 (a)	300,000	235,108
3.70%, 11/15/49 (a)	345,000	241,324
4.55%, 03/15/52 (a)	600,000	479,426
Sprint Capital Corp.
6.88%, 11/15/28	700,000	742,907
8.75%, 03/15/32	575,000	687,442
Sprint LLC
7.63%, 03/01/26 (a)	575,000	588,125
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	250,000	250,789
3.70%, 04/14/27 (a)	250,000	244,093
5.40%, 06/12/29 (a)	115,000	116,506
4.00%, 04/14/32 (a)	275,000	254,059
TCI Communications, Inc.
7.88%, 02/15/26	240,000	248,447
7.13%, 02/15/28	365,000	389,900
Telefonica Emisiones SA
4.10%, 03/08/27	350,000	344,559
7.05%, 06/20/36	550,000	604,738
5.21%, 03/08/47	785,000	697,306
4.90%, 03/06/48	470,000	398,343
5.52%, 03/01/49 (a)	450,000	414,801
Telefonica Europe BV
8.25%, 09/15/30	400,000	456,474
TELUS Corp.
2.80%, 02/16/27 (a)	190,000	182,009
3.70%, 09/15/27 (a)	210,000	203,907
3.40%, 05/13/32 (a)	270,000	238,295
4.60%, 11/16/48 (a)	200,000	163,109
4.30%, 06/15/49 (a)	160,000	123,642
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	325,000	365,669
Time Warner Cable LLC
6.55%, 05/01/37	415,000	400,723
7.30%, 07/01/38	435,000	443,174
6.75%, 06/15/39	440,000	432,057
5.88%, 11/15/40 (a)	360,000	322,022
5.50%, 09/01/41 (a)	325,000	276,289
4.50%, 09/15/42 (a)	375,000	280,201
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
T-Mobile USA, Inc.
1.50%, 02/15/26 (a)	400,000	385,849
2.25%, 02/15/26 (a)	525,000	510,534
2.63%, 04/15/26 (a)	325,000	316,972
3.75%, 04/15/27 (a)	1,200,000	1,172,568
5.38%, 04/15/27 (a)	290,000	291,210
4.75%, 02/01/28 (a)	495,000	492,026
2.05%, 02/15/28 (a)	600,000	551,226
4.95%, 03/15/28 (a)	300,000	300,179
4.80%, 07/15/28 (a)	275,000	273,618
4.85%, 01/15/29 (a)	300,000	298,627
2.63%, 02/15/29 (a)	350,000	318,513
2.40%, 03/15/29 (a)	300,000	270,236
3.38%, 04/15/29 (a)	800,000	747,700
3.88%, 04/15/30 (a)	1,810,000	1,703,919
2.55%, 02/15/31 (a)	800,000	688,377
2.88%, 02/15/31 (a)	375,000	329,123
3.50%, 04/15/31 (a)	975,000	884,527
2.25%, 11/15/31 (a)	550,000	457,034
2.70%, 03/15/32 (a)	300,000	253,949
5.20%, 01/15/33 (a)	275,000	272,434
5.05%, 07/15/33 (a)	465,000	455,493
5.75%, 01/15/34 (a)	325,000	333,378
5.15%, 04/15/34 (a)	300,000	294,977
4.70%, 01/15/35 (a)	200,000	188,999
4.38%, 04/15/40 (a)	575,000	498,045
3.00%, 02/15/41 (a)	650,000	463,563
4.50%, 04/15/50 (a)	905,000	742,843
3.30%, 02/15/51 (a)	880,000	581,125
3.40%, 10/15/52 (a)	990,000	660,563
5.65%, 01/15/53 (a)	565,000	547,495
5.75%, 01/15/54 (a)	500,000	488,106
6.00%, 06/15/54 (a)	320,000	324,405
5.50%, 01/15/55 (a)	200,000	188,678
5.25%, 06/15/55 (a)	45,000	40,953
3.60%, 11/15/60 (a)	545,000	359,843
5.80%, 09/15/62 (a)	285,000	275,779
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	360,000	354,408
1.85%, 07/30/26	225,000	216,034
2.95%, 06/15/27	300,000	289,332
7.00%, 03/01/32	180,000	201,101
4.38%, 08/16/41	150,000	129,724
4.13%, 12/01/41	245,000	205,424
4.13%, 06/01/44	280,000	230,553
3.00%, 07/30/46	150,000	100,613
Verizon Communications, Inc.
2.63%, 08/15/26	425,000	412,585
4.13%, 03/16/27	820,000	810,728
3.00%, 03/22/27 (a)	145,000	140,051
2.10%, 03/22/28 (a)	720,000	662,147
4.33%, 09/21/28	1,174,000	1,152,583
3.88%, 02/08/29 (a)	265,000	255,595
4.02%, 12/03/29 (a)	1,132,000	1,086,616
3.15%, 03/22/30 (a)	425,000	389,102
1.50%, 09/18/30 (a)	395,000	327,909
1.68%, 10/30/30 (a)	373,000	310,305
7.75%, 12/01/30	290,000	328,595
1.75%, 01/20/31 (a)	600,000	494,747
2.55%, 03/21/31 (a)	1,100,000	947,960
2.36%, 03/15/32 (a)	1,290,000	1,070,053
5.05%, 05/09/33 (a)	350,000	346,244
4.50%, 08/10/33	610,000	575,421
6.40%, 09/15/33	115,000	124,410
4.40%, 11/01/34 (a)	550,000	509,553
4.78%, 02/15/35 (a)	622,000	592,860
4.27%, 01/15/36	450,000	404,941
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 03/16/37	405,000	395,834
4.81%, 03/15/39	400,000	368,758
2.65%, 11/20/40 (a)	905,000	618,592
3.40%, 03/22/41 (a)	1,090,000	824,603
2.85%, 09/03/41 (a)	175,000	121,178
4.75%, 11/01/41	175,000	157,351
3.85%, 11/01/42 (a)	206,000	162,070
6.55%, 09/15/43	210,000	230,647
4.13%, 08/15/46	240,000	190,426
4.86%, 08/21/46	675,000	602,111
5.50%, 03/16/47	100,000	96,538
4.52%, 09/15/48	465,000	388,178
4.00%, 03/22/50 (a)	380,000	288,738
2.88%, 11/20/50 (a)	920,000	563,911
3.55%, 03/22/51 (a)	1,450,000	1,023,928
3.88%, 03/01/52 (a)	350,000	258,687
5.50%, 02/23/54 (a)	310,000	296,774
5.01%, 08/21/54	225,000	198,648
4.67%, 03/15/55	285,000	240,011
2.99%, 10/30/56 (a)	1,095,000	650,115
3.00%, 11/20/60 (a)	625,000	361,656
3.70%, 03/22/61 (a)	1,010,000	685,567
Vodafone Group PLC
7.88%, 02/15/30	200,000	226,454
6.25%, 11/30/32	135,000	144,769
6.15%, 02/27/37	430,000	451,421
5.00%, 05/30/38	200,000	190,467
4.38%, 02/19/43	275,000	235,963
5.25%, 05/30/48	425,000	393,115
4.88%, 06/19/49	500,000	430,619
4.25%, 09/17/50	475,000	368,831
5.63%, 02/10/53 (a)	200,000	190,113
5.75%, 06/28/54 (a)	525,000	507,843
5.13%, 06/19/59	115,000	99,990
5.75%, 02/10/63 (a)	145,000	137,229
5.88%, 06/28/64 (a)	300,000	290,641
Walt Disney Co.
1.75%, 01/13/26	450,000	437,947
3.38%, 11/15/26 (a)	200,000	195,964
3.70%, 03/23/27	175,000	172,286
2.20%, 01/13/28	300,000	280,190
2.00%, 09/01/29 (a)	625,000	555,695
3.80%, 03/22/30	425,000	407,046
2.65%, 01/13/31	650,000	574,870
6.55%, 03/15/33	180,000	197,984
6.20%, 12/15/34	200,000	217,845
6.40%, 12/15/35	275,000	302,212
6.15%, 03/01/37	305,000	324,539
6.65%, 11/15/37	350,000	390,196
4.63%, 03/23/40 (a)	250,000	231,006
3.50%, 05/13/40 (a)	525,000	420,796
6.15%, 02/15/41	175,000	185,435
5.40%, 10/01/43	110,000	107,818
4.75%, 09/15/44 (a)	185,000	165,947
4.95%, 10/15/45 (a)	135,000	123,764
7.75%, 12/01/45	100,000	127,502
4.75%, 11/15/46 (a)	125,000	111,059
2.75%, 09/01/49 (a)	635,000	395,859
4.70%, 03/23/50 (a)	500,000	444,479
3.60%, 01/13/51 (a)	805,000	591,031
3.80%, 05/13/60 (a)	475,000	345,078
Warnermedia Holdings, Inc.
6.41%, 03/15/26 (a)	290,000	290,199
3.76%, 03/15/27 (a)	1,175,000	1,132,273
4.05%, 03/15/29 (a)	475,000	442,052
4.28%, 03/15/32 (a)	1,350,000	1,189,882
5.05%, 03/15/42 (a)	1,325,000	1,063,101
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.14%, 03/15/52 (a)	2,075,000	1,545,123
5.39%, 03/15/62 (a)	890,000	655,571
Weibo Corp.
3.38%, 07/08/30 (a)	385,000	344,777
		162,682,642
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	700,000	675,260
4.88%, 05/26/30 (a)(d)	200,000	198,221
2.13%, 02/09/31 (a)(c)	450,000	379,153
4.50%, 11/28/34 (a)	200,000	185,375
5.25%, 05/26/35 (a)(d)	300,000	293,951
4.00%, 12/06/37 (a)	300,000	256,582
2.70%, 02/09/41 (a)	295,000	200,721
4.20%, 12/06/47 (a)	490,000	391,533
3.15%, 02/09/51 (a)	410,000	265,457
4.40%, 12/06/57 (a)	375,000	298,352
3.25%, 02/09/61 (a)	200,000	123,977
Amazon.com, Inc.
1.00%, 05/12/26 (a)	915,000	875,441
3.30%, 04/13/27 (a)	610,000	595,505
1.20%, 06/03/27 (a)	300,000	278,197
3.15%, 08/22/27 (a)	900,000	870,242
4.55%, 12/01/27 (a)	500,000	502,965
1.65%, 05/12/28 (a)	700,000	637,817
3.45%, 04/13/29 (a)	555,000	532,384
4.65%, 12/01/29 (a)	225,000	226,503
1.50%, 06/03/30 (a)	870,000	738,358
2.10%, 05/12/31 (a)	845,000	722,000
3.60%, 04/13/32 (a)	725,000	671,034
4.70%, 12/01/32 (a)	660,000	656,803
4.80%, 12/05/34 (a)	345,000	343,693
3.88%, 08/22/37 (a)	805,000	711,491
2.88%, 05/12/41 (a)	675,000	496,116
4.95%, 12/05/44 (a)	450,000	429,598
4.05%, 08/22/47 (a)	1,025,000	844,480
2.50%, 06/03/50 (a)	800,000	477,303
3.10%, 05/12/51 (a)	1,015,000	683,435
3.95%, 04/13/52 (a)	800,000	630,735
4.25%, 08/22/57 (a)	665,000	543,822
2.70%, 06/03/60 (a)	600,000	344,398
3.25%, 05/12/61 (a)	550,000	358,363
4.10%, 04/13/62 (a)	390,000	305,681
American Honda Finance Corp.
4.95%, 01/09/26	400,000	400,800
4.75%, 01/12/26	220,000	220,275
5.25%, 07/07/26	365,000	367,830
1.30%, 09/09/26	450,000	425,520
2.30%, 09/09/26	450,000	433,448
2.35%, 01/08/27	200,000	191,082
4.90%, 03/12/27	200,000	200,612
4.45%, 10/22/27	200,000	198,604
3.50%, 02/15/28	200,000	192,441
2.00%, 03/24/28	310,000	283,403
5.13%, 07/07/28	300,000	302,191
5.65%, 11/15/28	235,000	241,150
2.25%, 01/12/29	350,000	315,464
4.90%, 03/13/29	200,000	199,414
4.60%, 04/17/30	235,000	230,941
5.85%, 10/04/30	50,000	52,082
1.80%, 01/13/31	200,000	165,163
5.05%, 07/10/31	200,000	197,883
4.90%, 01/10/34	250,000	240,223
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29 (a)	100,000	97,176
3.25%, 03/01/32 (a)	295,000	254,700
5.15%, 09/13/34 (a)	200,000	189,393
4.40%, 10/01/46 (a)	75,000	56,674
5.40%, 03/15/49 (a)	180,000	154,906
3.10%, 12/01/51 (a)	470,000	274,824
4.15%, 05/01/52 (a)	300,000	213,425
5.75%, 09/13/54 (a)	200,000	179,602
AutoNation, Inc.
3.80%, 11/15/27 (a)	235,000	227,374
1.95%, 08/01/28 (a)	65,000	58,339
4.75%, 06/01/30 (a)	200,000	193,595
2.40%, 08/01/31 (a)(c)	150,000	123,793
3.85%, 03/01/32 (a)	165,000	148,091
AutoZone, Inc.
3.13%, 04/21/26 (a)	50,000	48,998
5.05%, 07/15/26	275,000	276,608
3.75%, 06/01/27 (a)	200,000	195,459
6.25%, 11/01/28 (a)	285,000	298,230
3.75%, 04/18/29 (a)	200,000	190,737
5.10%, 07/15/29 (a)	150,000	150,884
4.00%, 04/15/30 (a)	280,000	266,865
1.65%, 01/15/31 (a)	150,000	123,393
4.75%, 08/01/32 (a)	225,000	217,786
4.75%, 02/01/33 (a)	200,000	192,139
6.55%, 11/01/33 (a)	200,000	215,365
5.40%, 07/15/34 (a)	150,000	149,260
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	150,000	147,606
1.95%, 10/01/30 (a)	200,000	168,629
Block Financial LLC
2.50%, 07/15/28 (a)	300,000	272,967
3.88%, 08/15/30 (a)	200,000	184,703
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	300,000	296,222
3.55%, 03/15/28 (a)	220,000	212,793
4.63%, 04/13/30 (a)	500,000	495,502
BorgWarner, Inc.
2.65%, 07/01/27 (a)	325,000	309,170
4.95%, 08/15/29 (a)	150,000	149,164
5.40%, 08/15/34 (a)	150,000	147,758
4.38%, 03/15/45 (a)	150,000	122,190
California Endowment
2.50%, 04/01/51 (a)	200,000	119,037
CBRE Services, Inc.
4.88%, 03/01/26 (a)	310,000	309,862
2.50%, 04/01/31 (a)	385,000	328,209
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	135,000	125,384
3.70%, 01/15/31 (a)	245,000	220,548
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	550,000	534,191
1.60%, 04/20/30 (a)	400,000	342,396
1.75%, 04/20/32 (a)	450,000	366,526
Cummins, Inc.
4.90%, 02/20/29 (a)	150,000	151,023
1.50%, 09/01/30 (a)	250,000	209,254
5.15%, 02/20/34 (a)	200,000	200,395
4.88%, 10/01/43 (a)	165,000	151,195
2.60%, 09/01/50 (a)	245,000	145,750
5.45%, 02/20/54 (a)	360,000	350,257
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	151,615
4.55%, 10/15/29 (a)	300,000	292,700
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.30%, 10/10/33 (a)	100,000	104,872
4.55%, 02/15/48 (a)	120,000	96,881
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	235,000	205,986
4.10%, 01/15/52 (a)	200,000	146,312
Dollar General Corp.
3.88%, 04/15/27 (a)	190,000	185,786
4.63%, 11/01/27 (a)	200,000	198,744
4.13%, 05/01/28 (a)	150,000	145,844
5.20%, 07/05/28 (a)	45,000	45,163
3.50%, 04/03/30 (a)	300,000	275,398
5.00%, 11/01/32 (a)	230,000	220,785
5.45%, 07/05/33 (a)	300,000	294,979
4.13%, 04/03/50 (a)	195,000	143,637
5.50%, 11/01/52 (a)	135,000	121,844
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	325,000	316,161
2.65%, 12/01/31 (a)	260,000	219,601
3.38%, 12/01/51 (a)	150,000	95,342
DR Horton, Inc.
1.40%, 10/15/27 (a)	225,000	205,728
5.00%, 10/15/34 (a)	200,000	193,311
eBay, Inc.
1.40%, 05/10/26 (a)	210,000	201,047
3.60%, 06/05/27 (a)	300,000	292,622
2.70%, 03/11/30 (a)	200,000	179,454
2.60%, 05/10/31 (a)	250,000	215,731
6.30%, 11/22/32 (a)	100,000	106,360
4.00%, 07/15/42 (a)	300,000	238,666
3.65%, 05/10/51 (a)	250,000	178,042
Expedia Group, Inc.
5.00%, 02/15/26 (a)	145,000	145,298
4.63%, 08/01/27 (a)	225,000	224,138
3.80%, 02/15/28 (a)	280,000	270,306
3.25%, 02/15/30 (a)	400,000	368,892
2.95%, 03/15/31 (a)	150,000	132,235
Ford Foundation
2.42%, 06/01/50 (a)	155,000	91,059
2.82%, 06/01/70 (a)	245,000	138,426
Ford Motor Co.
4.35%, 12/08/26 (a)	400,000	393,924
6.63%, 10/01/28 (c)	200,000	208,020
9.63%, 04/22/30 (a)	200,000	231,131
7.45%, 07/16/31	200,000	215,100
3.25%, 02/12/32 (a)	880,000	732,537
6.10%, 08/19/32 (a)	505,000	502,971
4.75%, 01/15/43	655,000	516,424
7.40%, 11/01/46	240,000	253,918
5.29%, 12/08/46 (a)	425,000	364,140
Ford Motor Credit Co. LLC
4.39%, 01/08/26	350,000	347,355
6.95%, 03/06/26 (a)	350,000	356,249
6.95%, 06/10/26 (a)	250,000	255,578
4.54%, 08/01/26 (a)	300,000	296,691
2.70%, 08/10/26 (a)	400,000	384,214
5.13%, 11/05/26	350,000	349,797
4.27%, 01/09/27 (a)	250,000	244,956
5.80%, 03/05/27 (a)	300,000	302,739
5.85%, 05/17/27 (a)	450,000	454,897
4.95%, 05/28/27 (a)	450,000	446,137
4.13%, 08/17/27 (a)	440,000	425,871
3.82%, 11/02/27 (a)	375,000	359,245
7.35%, 11/04/27 (a)	505,000	528,739
2.90%, 02/16/28 (a)	250,000	230,823
6.80%, 05/12/28 (a)	470,000	485,802
6.80%, 11/07/28 (a)	450,000	466,495
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 02/10/29 (a)	225,000	201,561
5.80%, 03/08/29 (a)	400,000	400,145
5.11%, 05/03/29 (a)	580,000	564,860
7.35%, 03/06/30 (a)	300,000	317,742
7.20%, 06/10/30 (a)	350,000	368,726
4.00%, 11/13/30 (a)	585,000	526,889
6.05%, 03/05/31 (a)	200,000	199,708
3.63%, 06/17/31 (a)	300,000	259,635
6.05%, 11/05/31 (a)	200,000	198,489
7.12%, 11/07/33 (a)	340,000	355,181
6.13%, 03/08/34 (a)	385,000	376,724
General Motors Co.
4.20%, 10/01/27 (a)	295,000	289,480
6.80%, 10/01/27 (a)	300,000	313,422
5.00%, 10/01/28 (a)	300,000	298,656
5.40%, 10/15/29 (a)	450,000	453,147
5.60%, 10/15/32 (a)	375,000	378,393
5.00%, 04/01/35	300,000	281,087
6.60%, 04/01/36 (a)	365,000	383,286
5.15%, 04/01/38 (a)	375,000	345,296
6.25%, 10/02/43	450,000	445,955
5.20%, 04/01/45	355,000	307,888
6.75%, 04/01/46 (a)	225,000	235,281
5.40%, 04/01/48 (a)	225,000	198,055
5.95%, 04/01/49 (a)	270,000	255,527
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	425,000	409,491
5.25%, 03/01/26 (a)	440,000	441,331
5.40%, 04/06/26	600,000	603,594
1.50%, 06/10/26 (a)	550,000	524,342
4.00%, 10/06/26 (a)	300,000	295,825
4.35%, 01/17/27 (a)	580,000	573,509
2.35%, 02/26/27 (a)	265,000	251,190
5.00%, 04/09/27 (a)	400,000	400,427
5.40%, 05/08/27	300,000	303,195
2.70%, 08/20/27 (a)	300,000	283,621
3.85%, 01/05/28 (a)	175,000	169,062
6.00%, 01/09/28 (a)	300,000	308,085
2.40%, 04/10/28 (a)	325,000	298,755
5.80%, 06/23/28 (a)	270,000	275,499
2.40%, 10/15/28 (a)	395,000	358,399
5.80%, 01/07/29 (a)	500,000	510,194
5.65%, 01/17/29 (a)	150,000	152,321
4.30%, 04/06/29 (a)	350,000	337,754
5.55%, 07/15/29 (a)	140,000	141,591
5.85%, 04/06/30 (a)	250,000	255,662
3.60%, 06/21/30 (a)	410,000	375,979
2.35%, 01/08/31 (a)	300,000	251,669
5.75%, 02/08/31 (a)	100,000	101,331
2.70%, 06/10/31 (a)	385,000	326,413
5.60%, 06/18/31 (a)	250,000	251,105
3.10%, 01/12/32 (a)	550,000	471,020
6.40%, 01/09/33 (a)	125,000	129,618
6.10%, 01/07/34 (a)	500,000	507,913
5.95%, 04/04/34 (a)	300,000	301,629
5.45%, 09/06/34 (a)(c)	225,000	218,500
Genuine Parts Co.
4.95%, 08/15/29 (a)	375,000	373,834
1.88%, 11/01/30 (a)	125,000	104,402
2.75%, 02/01/32 (a)	395,000	333,551
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (a)	325,000	325,390
5.75%, 06/01/28 (a)	375,000	378,474
5.30%, 01/15/29 (a)	225,000	223,525
4.00%, 01/15/30 (a)	200,000	186,008
4.00%, 01/15/31 (a)	200,000	183,302
3.25%, 01/15/32 (a)	200,000	171,918
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 12/01/33 (a)	150,000	159,149
6.25%, 09/15/54 (a)	50,000	49,783
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	125,000	101,067
Home Depot, Inc.
3.00%, 04/01/26 (a)	400,000	392,998
5.15%, 06/25/26	465,000	469,680
2.13%, 09/15/26 (a)	380,000	365,755
4.95%, 09/30/26 (a)	325,000	327,993
2.50%, 04/15/27 (a)	240,000	229,686
2.88%, 04/15/27 (a)	245,000	236,850
4.88%, 06/25/27 (a)	250,000	252,459
2.80%, 09/14/27 (a)	150,000	143,745
0.90%, 03/15/28 (a)	275,000	245,681
1.50%, 09/15/28 (a)	325,000	290,618
3.90%, 12/06/28 (a)	300,000	292,407
4.90%, 04/15/29 (a)	300,000	302,920
2.95%, 06/15/29 (a)	640,000	595,135
4.75%, 06/25/29 (a)	300,000	300,652
2.70%, 04/15/30 (a)	550,000	495,410
1.38%, 03/15/31 (a)	425,000	344,429
4.85%, 06/25/31 (a)	275,000	274,855
1.88%, 09/15/31 (a)	340,000	281,050
3.25%, 04/15/32 (a)	400,000	357,241
4.50%, 09/15/32 (a)	300,000	292,194
4.95%, 06/25/34 (a)	450,000	443,971
5.88%, 12/16/36	900,000	948,354
3.30%, 04/15/40 (a)	510,000	397,079
5.40%, 09/15/40 (a)	206,000	205,526
5.95%, 04/01/41 (a)	250,000	262,454
4.20%, 04/01/43 (a)	250,000	211,183
4.88%, 02/15/44 (a)	200,000	182,980
4.40%, 03/15/45 (a)	325,000	277,915
4.25%, 04/01/46 (a)	425,000	353,531
3.90%, 06/15/47 (a)	360,000	281,974
4.50%, 12/06/48 (a)	350,000	298,912
3.13%, 12/15/49 (a)	410,000	274,545
3.35%, 04/15/50 (a)	400,000	279,196
2.38%, 03/15/51 (a)	400,000	225,878
2.75%, 09/15/51 (a)	290,000	176,976
3.63%, 04/15/52 (a)	475,000	344,553
4.95%, 09/15/52 (a)	300,000	273,078
5.30%, 06/25/54 (a)	435,000	417,026
3.50%, 09/15/56 (a)	352,000	244,633
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	191,122
2.97%, 03/10/32 (a)	255,000	221,138
Hyatt Hotels Corp.
4.85%, 03/15/26 (a)	280,000	279,910
5.75%, 01/30/27 (a)	175,000	177,733
4.38%, 09/15/28 (a)	200,000	194,574
5.75%, 04/23/30 (a)(e)	160,000	163,738
JD.com, Inc.
3.88%, 04/29/26	200,000	197,334
3.38%, 01/14/30 (a)(c)	200,000	184,890
4.13%, 01/14/50 (a)	190,000	149,134
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	350,000	341,108
5.90%, 06/01/27 (a)	100,000	101,492
3.90%, 08/08/29 (a)	280,000	260,250
6.00%, 08/15/29 (a)	190,000	192,523
6.20%, 08/15/34 (a)	190,000	191,340
Lear Corp.
3.80%, 09/15/27 (a)	150,000	145,669
4.25%, 05/15/29 (a)	125,000	120,350
2.60%, 01/15/32 (a)	235,000	195,949
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 05/15/49 (a)	250,000	215,080
3.55%, 01/15/52 (a)	115,000	75,803
Lennar Corp.
5.25%, 06/01/26 (a)	235,000	236,200
5.00%, 06/15/27 (a)	125,000	125,354
4.75%, 11/29/27 (a)	250,000	249,292
LKQ Corp.
5.75%, 06/15/28 (a)	290,000	294,982
6.25%, 06/15/33 (a)	200,000	206,355
Lowe's Cos., Inc.
4.80%, 04/01/26 (a)	105,000	105,183
2.50%, 04/15/26 (a)	475,000	463,267
3.10%, 05/03/27 (a)	510,000	493,243
1.30%, 04/15/28 (a)	350,000	313,118
1.70%, 09/15/28 (a)	200,000	178,925
6.50%, 03/15/29	201,000	214,296
3.65%, 04/05/29 (a)	572,000	544,859
4.50%, 04/15/30 (a)	515,000	505,515
1.70%, 10/15/30 (a)	345,000	288,467
2.63%, 04/01/31 (a)	525,000	456,349
3.75%, 04/01/32 (a)	545,000	499,175
5.00%, 04/15/33 (a)	425,000	418,644
5.15%, 07/01/33 (a)	25,000	24,874
5.00%, 04/15/40 (a)	125,000	116,975
2.80%, 09/15/41 (a)	25,000	17,152
4.65%, 04/15/42 (a)	200,000	175,177
4.38%, 09/15/45 (a)	150,000	124,232
3.70%, 04/15/46 (a)	475,000	351,074
4.05%, 05/03/47 (a)	450,000	349,258
4.55%, 04/05/49 (a)	180,000	148,654
5.13%, 04/15/50 (a)	240,000	215,249
3.00%, 10/15/50 (a)	395,000	245,688
3.50%, 04/01/51 (a)	175,000	119,388
4.25%, 04/01/52 (a)	405,000	316,020
5.63%, 04/15/53 (a)	425,000	409,194
5.75%, 07/01/53 (a)	150,000	146,843
4.45%, 04/01/62 (a)	405,000	313,637
5.80%, 09/15/62 (a)	300,000	290,210
5.85%, 04/01/63 (a)	150,000	146,525
Magna International, Inc.
5.98%, 03/21/26 (a)	135,000	135,072
2.45%, 06/15/30 (a)	125,000	109,856
5.50%, 03/21/33 (a)	200,000	202,616
Marriott International, Inc.
3.13%, 06/15/26 (a)	300,000	293,294
5.45%, 09/15/26 (a)	50,000	50,656
5.00%, 10/15/27 (a)	250,000	251,940
5.55%, 10/15/28 (a)	250,000	255,553
4.65%, 12/01/28 (a)	175,000	173,895
4.90%, 04/15/29 (a)	200,000	199,728
4.88%, 05/15/29 (a)	150,000	149,461
4.80%, 03/15/30 (a)	150,000	148,901
4.63%, 06/15/30 (a)	500,000	490,944
2.85%, 04/15/31 (a)	325,000	284,183
3.50%, 10/15/32 (a)	485,000	428,133
5.30%, 05/15/34 (a)	300,000	297,884
5.35%, 03/15/35 (a)	300,000	295,897
McDonald's Corp.
3.70%, 01/30/26 (a)	645,000	640,147
3.50%, 03/01/27 (a)	250,000	244,349
3.50%, 07/01/27 (a)	250,000	243,652
3.80%, 04/01/28 (a)	350,000	340,752
4.80%, 08/14/28 (a)	150,000	150,331
2.63%, 09/01/29 (a)	300,000	273,273
2.13%, 03/01/30 (a)	275,000	240,384
3.60%, 07/01/30 (a)	350,000	328,307
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 09/09/32 (a)	290,000	282,489
4.95%, 08/14/33 (a)	90,000	89,347
4.70%, 12/09/35 (a)	300,000	286,482
6.30%, 10/15/37	280,000	301,160
6.30%, 03/01/38	250,000	268,855
5.70%, 02/01/39	128,000	130,256
3.70%, 02/15/42	150,000	117,547
3.63%, 05/01/43	215,000	164,754
4.60%, 05/26/45 (a)	100,000	86,837
4.88%, 12/09/45 (a)	570,000	511,957
4.45%, 03/01/47 (a)	340,000	285,855
4.45%, 09/01/48 (a)	255,000	212,793
3.63%, 09/01/49 (a)	545,000	392,962
4.20%, 04/01/50 (a)	165,000	130,645
5.15%, 09/09/52 (a)	250,000	228,783
5.45%, 08/14/53 (a)	305,000	292,200
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	130,000	122,229
2.50%, 01/15/31 (a)	225,000	195,166
6.00%, 01/15/43 (a)	200,000	199,441
3.97%, 08/06/61 (a)(c)	100,000	75,969
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	450,000	526,281
Meritage Homes Corp.
5.13%, 06/06/27 (a)	140,000	140,446
Nature Conservancy
3.96%, 03/01/52 (a)	195,000	156,698
NIKE, Inc.
2.38%, 11/01/26 (a)	310,000	298,887
2.75%, 03/27/27 (a)	260,000	250,652
2.85%, 03/27/30 (a)	500,000	455,865
3.25%, 03/27/40 (a)	300,000	231,648
3.63%, 05/01/43 (a)	115,000	90,081
3.88%, 11/01/45 (a)	255,000	201,308
3.38%, 11/01/46 (a)	175,000	126,527
3.38%, 03/27/50 (a)	450,000	317,250
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	225,591
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	200,000	197,315
5.75%, 11/20/26 (a)	200,000	203,468
3.60%, 09/01/27 (a)	250,000	242,699
4.35%, 06/01/28 (a)	209,000	205,404
3.90%, 06/01/29 (a)	260,000	249,260
1.75%, 03/15/31 (a)	250,000	205,214
5.00%, 08/19/34 (a)	270,000	262,049
PACCAR Financial Corp.
4.45%, 03/30/26	160,000	159,937
1.10%, 05/11/26	250,000	238,805
5.20%, 11/09/26	250,000	253,466
4.50%, 11/25/26	200,000	200,270
2.00%, 02/04/27	50,000	47,537
5.00%, 05/13/27	150,000	151,740
4.45%, 08/06/27	200,000	199,878
4.60%, 01/10/28	100,000	99,864
4.60%, 01/31/29	200,000	199,457
5.00%, 03/22/34	120,000	120,647
PulteGroup, Inc.
5.00%, 01/15/27 (a)	160,000	160,217
7.88%, 06/15/32	110,000	125,580
6.38%, 05/15/33	140,000	147,795
6.00%, 02/15/35	100,000	102,410
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	200,000	181,483
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rockefeller Foundation
2.49%, 10/01/50 (a)	425,000	258,675
Ross Stores, Inc.
0.88%, 04/15/26 (a)	150,000	142,917
1.88%, 04/15/31 (a)	325,000	268,360
Sands China Ltd.
3.80%, 01/08/26 (a)(e)	200,000	196,394
2.30%, 03/08/27 (a)(e)	340,000	316,575
5.40%, 08/08/28 (a)(e)	335,000	331,284
2.85%, 03/08/29 (a)(e)	270,000	240,804
4.38%, 06/18/30 (a)(e)	335,000	312,420
3.25%, 08/08/31 (a)(e)	320,000	273,802
Starbucks Corp.
4.75%, 02/15/26	250,000	250,663
4.85%, 02/08/27 (a)	250,000	251,157
2.00%, 03/12/27 (a)	250,000	236,231
3.50%, 03/01/28 (a)	150,000	144,764
4.00%, 11/15/28 (a)	250,000	242,333
3.55%, 08/15/29 (a)	300,000	284,151
2.25%, 03/12/30 (a)	370,000	324,315
2.55%, 11/15/30 (a)	375,000	328,644
3.00%, 02/14/32 (a)	300,000	262,472
4.80%, 02/15/33 (a)	180,000	175,651
5.00%, 02/15/34 (a)	150,000	146,951
4.30%, 06/15/45 (a)	125,000	101,388
3.75%, 12/01/47 (a)	185,000	135,324
4.50%, 11/15/48 (a)	250,000	206,839
4.45%, 08/15/49 (a)	305,000	250,065
3.35%, 03/12/50 (a)	230,000	153,500
3.50%, 11/15/50 (a)	400,000	276,735
Tapestry, Inc.
4.13%, 07/15/27 (a)	195,000	191,349
3.05%, 03/15/32 (a)	345,000	293,984
Target Corp.
2.50%, 04/15/26	330,000	322,016
1.95%, 01/15/27 (a)	300,000	285,537
3.38%, 04/15/29 (a)	375,000	355,935
2.35%, 02/15/30 (a)	310,000	275,505
2.65%, 09/15/30 (a)	195,000	174,036
4.50%, 09/15/32 (a)	375,000	362,585
6.35%, 11/01/32	100,000	108,751
4.40%, 01/15/33 (a)	150,000	143,689
6.50%, 10/15/37	150,000	164,846
7.00%, 01/15/38	100,000	114,537
4.00%, 07/01/42	350,000	292,382
3.63%, 04/15/46	200,000	150,102
3.90%, 11/15/47 (a)	225,000	175,302
2.95%, 01/15/52 (a)	300,000	191,288
4.80%, 01/15/53 (a)	260,000	232,248
TJX Cos., Inc.
2.25%, 09/15/26 (a)	400,000	385,656
1.15%, 05/15/28 (a)	100,000	89,236
3.88%, 04/15/30 (a)	250,000	238,495
4.50%, 04/15/50 (a)	135,000	117,199
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	250,000	249,870
3.80%, 11/01/29 (a)	100,000	94,180
Toyota Motor Corp.
1.34%, 03/25/26 (a)	300,000	288,739
3.67%, 07/20/28	250,000	243,055
2.76%, 07/02/29	220,000	202,769
5.12%, 07/13/33 (a)	370,000	374,131
Toyota Motor Credit Corp.
4.80%, 01/05/26	200,000	200,628
0.80%, 01/09/26	300,000	288,864
4.45%, 05/18/26	510,000	509,606
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 06/18/26	250,000	238,233
4.55%, 08/07/26	200,000	200,128
5.00%, 08/14/26	75,000	75,578
5.40%, 11/20/26	300,000	304,692
3.20%, 01/11/27	450,000	438,322
5.00%, 03/19/27	275,000	277,402
3.05%, 03/22/27	550,000	532,444
1.15%, 08/13/27	475,000	435,274
4.55%, 09/20/27	360,000	359,930
4.35%, 10/08/27	300,000	298,018
5.45%, 11/10/27	125,000	127,967
3.05%, 01/11/28	250,000	238,600
4.63%, 01/12/28	325,000	324,368
1.90%, 04/06/28	195,000	178,412
5.25%, 09/11/28	250,000	253,846
4.65%, 01/05/29	250,000	248,731
3.65%, 01/08/29	425,000	406,983
5.05%, 05/16/29	250,000	251,897
4.45%, 06/29/29	200,000	197,008
4.55%, 08/09/29	250,000	246,949
2.15%, 02/13/30	250,000	219,179
3.38%, 04/01/30	400,000	370,768
5.55%, 11/20/30	300,000	309,176
1.65%, 01/10/31	315,000	259,916
5.10%, 03/21/31	255,000	256,346
1.90%, 09/12/31	175,000	143,687
4.70%, 01/12/33	250,000	243,258
4.80%, 01/05/34	225,000	218,751
Tractor Supply Co.
1.75%, 11/01/30 (a)	200,000	167,368
5.25%, 05/15/33 (a)	200,000	199,985
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	350,000	338,835
4.80%, 09/15/34 (a)	450,000	429,916
5.35%, 09/15/54 (a)	200,000	184,699
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	50,000	51,999
VICI Properties LP
4.75%, 02/15/28 (a)	560,000	555,764
4.95%, 02/15/30 (a)	300,000	293,809
5.13%, 11/15/31 (a)	200,000	195,514
5.13%, 05/15/32 (a)	430,000	417,925
5.63%, 05/15/52 (a)	250,000	231,624
6.13%, 04/01/54 (a)	150,000	148,688
Walmart, Inc.
3.05%, 07/08/26 (a)	100,000	98,052
1.05%, 09/17/26 (a)	175,000	165,570
5.88%, 04/05/27	100,000	103,459
3.95%, 09/09/27 (a)	100,000	98,975
3.90%, 04/15/28 (a)	200,000	196,542
3.70%, 06/26/28 (a)	550,000	538,039
1.50%, 09/22/28 (a)	235,000	211,169
3.25%, 07/08/29 (a)	350,000	332,204
2.38%, 09/24/29 (a)	200,000	182,330
7.55%, 02/15/30	250,000	285,210
4.00%, 04/15/30 (a)	30,000	29,350
1.80%, 09/22/31 (a)	690,000	576,741
4.15%, 09/09/32 (a)	555,000	534,759
4.10%, 04/15/33 (a)	410,000	390,493
5.25%, 09/01/35	565,000	582,320
6.50%, 08/15/37	240,000	270,949
6.20%, 04/15/38	400,000	441,928
3.95%, 06/28/38 (a)	365,000	327,213
5.63%, 04/01/40	270,000	282,236
5.00%, 10/25/40	150,000	146,682
5.63%, 04/15/41	175,000	182,020
2.50%, 09/22/41 (a)	250,000	172,197
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 04/11/43 (a)	225,000	190,940
4.30%, 04/22/44 (a)	165,000	144,708
3.63%, 12/15/47 (a)	150,000	114,655
4.05%, 06/29/48 (a)	560,000	459,334
2.95%, 09/24/49 (a)	285,000	190,608
2.65%, 09/22/51 (a)	285,000	176,184
4.50%, 04/15/53 (a)	495,000	431,048
		143,164,632
Consumer Non-Cyclical 3.6%
Abbott Laboratories
3.75%, 11/30/26 (a)	503,000	497,065
1.15%, 01/30/28 (a)	150,000	135,880
1.40%, 06/30/30 (a)	100,000	84,524
4.75%, 11/30/36 (a)	500,000	483,076
6.15%, 11/30/37	150,000	163,299
6.00%, 04/01/39	160,000	172,233
5.30%, 05/27/40	195,000	195,769
4.75%, 04/15/43 (a)	200,000	188,098
4.90%, 11/30/46 (a)	925,000	862,850
AbbVie, Inc.
3.20%, 05/14/26 (a)	590,000	579,799
2.95%, 11/21/26 (a)	1,100,000	1,069,020
4.80%, 03/15/27 (a)	685,000	689,088
4.25%, 11/14/28 (a)	535,000	526,716
4.80%, 03/15/29 (a)	800,000	799,714
3.20%, 11/21/29 (a)	1,620,000	1,504,892
4.95%, 03/15/31 (a)	550,000	550,080
5.05%, 03/15/34 (a)	1,040,000	1,028,531
4.55%, 03/15/35 (a)	575,000	540,883
4.50%, 05/14/35 (a)	730,000	683,426
4.30%, 05/14/36 (a)	300,000	273,915
4.05%, 11/21/39 (a)	1,170,000	1,000,406
4.63%, 10/01/42 (a)	190,000	168,217
4.40%, 11/06/42	750,000	649,535
5.35%, 03/15/44 (a)	200,000	194,520
4.85%, 06/15/44 (a)	290,000	262,784
4.75%, 03/15/45 (a)	258,000	230,205
4.70%, 05/14/45 (a)	735,000	649,993
4.45%, 05/14/46 (a)	560,000	476,472
4.88%, 11/14/48 (a)	500,000	449,245
4.25%, 11/21/49 (a)	1,750,000	1,425,299
5.40%, 03/15/54 (a)	850,000	818,460
5.50%, 03/15/64 (a)	450,000	430,253
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	150,000	93,338
Adventist Health System
5.43%, 03/01/32 (a)	155,000	154,612
5.76%, 12/01/34 (a)	115,000	115,923
3.63%, 03/01/49 (a)	135,000	95,181
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	97,010
2.21%, 06/15/30 (a)	185,000	161,371
4.27%, 08/15/48 (a)	120,000	97,992
3.39%, 10/15/49 (a)	150,000	107,249
3.01%, 06/15/50 (a)	155,000	102,748
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	350,000	317,804
2.30%, 03/12/31 (a)	275,000	233,451
4.75%, 09/09/34 (a)	200,000	190,549
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	161,393
AHS Hospital Corp.
5.02%, 07/01/45	130,000	121,917
2.78%, 07/01/51 (a)	200,000	123,965
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allina Health System
3.89%, 04/15/49 (a)	90,000	69,143
2.90%, 11/15/51 (a)	145,000	90,781
Altria Group, Inc.
4.40%, 02/14/26 (a)	250,000	248,955
2.63%, 09/16/26 (a)	150,000	144,929
6.20%, 11/01/28 (a)	100,000	104,037
4.80%, 02/14/29 (a)	685,000	677,447
3.40%, 05/06/30 (a)	290,000	266,301
2.45%, 02/04/32 (a)	560,000	461,246
5.80%, 02/14/39 (a)	450,000	444,491
3.40%, 02/04/41 (a)	450,000	325,003
4.25%, 08/09/42	275,000	219,219
4.50%, 05/02/43	200,000	163,318
5.38%, 01/31/44	600,000	560,538
3.88%, 09/16/46 (a)	505,000	365,118
5.95%, 02/14/49 (a)	780,000	764,103
4.45%, 05/06/50 (a)	160,000	124,021
3.70%, 02/04/51 (a)	400,000	272,184
4.00%, 02/04/61 (a)(c)	200,000	139,356
Amgen, Inc.
5.51%, 03/02/26 (a)	450,000	449,915
2.60%, 08/19/26 (a)	400,000	387,191
2.20%, 02/21/27 (a)	475,000	450,540
3.20%, 11/02/27 (a)	200,000	192,425
5.15%, 03/02/28 (a)	1,050,000	1,057,903
1.65%, 08/15/28 (a)	450,000	402,240
3.00%, 02/22/29 (a)	250,000	232,512
4.05%, 08/18/29 (a)	445,000	428,216
2.45%, 02/21/30 (a)	400,000	353,652
5.25%, 03/02/30 (a)	750,000	757,286
2.30%, 02/25/31 (a)	480,000	408,997
2.00%, 01/15/32 (a)	300,000	243,671
3.35%, 02/22/32 (a)	360,000	320,954
4.20%, 03/01/33 (a)	260,000	241,214
5.25%, 03/02/33 (a)	1,250,000	1,241,658
6.38%, 06/01/37	50,000	53,245
6.40%, 02/01/39	125,000	131,272
3.15%, 02/21/40 (a)	525,000	390,810
5.75%, 03/15/40	100,000	99,293
2.80%, 08/15/41 (a)	200,000	139,030
4.95%, 10/01/41	125,000	112,822
5.15%, 11/15/41 (a)	221,000	205,184
5.65%, 06/15/42 (a)	115,000	112,541
5.60%, 03/02/43 (a)	750,000	730,023
4.40%, 05/01/45 (a)	650,000	538,575
4.56%, 06/15/48 (a)	400,000	332,985
3.38%, 02/21/50 (a)	650,000	445,012
4.66%, 06/15/51 (a)	1,025,000	859,444
3.00%, 01/15/52 (a)	370,000	233,519
4.20%, 02/22/52 (a)	275,000	212,801
4.88%, 03/01/53 (a)	300,000	257,523
5.65%, 03/02/53 (a)	1,245,000	1,200,365
2.77%, 09/01/53 (a)	322,000	187,228
4.40%, 02/22/62 (a)	355,000	275,473
5.75%, 03/02/63 (a)	780,000	749,109
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	50,000	49,560
4.70%, 02/01/36 (a)	1,615,000	1,531,661
4.90%, 02/01/46 (a)	2,660,000	2,423,007
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	257,000	243,115
4.63%, 02/01/44	210,000	186,994
4.90%, 02/01/46 (a)	475,000	430,000
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	455,000	446,691
4.75%, 01/23/29 (a)	1,425,000	1,425,542
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 06/01/30 (a)	555,000	520,316
4.90%, 01/23/31 (a)	375,000	374,919
5.00%, 06/15/34 (a)	300,000	296,675
5.88%, 06/15/35	115,000	120,924
4.38%, 04/15/38 (a)	265,000	239,861
8.20%, 01/15/39	420,000	527,408
5.45%, 01/23/39 (a)	565,000	566,346
8.00%, 11/15/39	125,000	155,380
4.95%, 01/15/42	490,000	454,972
4.60%, 04/15/48 (a)	200,000	175,361
4.44%, 10/06/48 (a)	535,000	452,360
5.55%, 01/23/49 (a)	1,200,000	1,185,258
4.50%, 06/01/50 (a)	205,000	180,507
4.75%, 04/15/58 (a)	150,000	130,934
5.80%, 01/23/59 (a)	600,000	613,177
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	450,000	435,343
3.25%, 03/27/30 (a)	450,000	415,451
2.90%, 03/01/32 (a)	85,000	73,462
5.38%, 09/15/35	220,000	222,323
4.54%, 03/26/42	160,000	139,947
3.75%, 09/15/47 (a)	190,000	141,790
4.50%, 03/15/49 (a)	250,000	210,676
2.70%, 09/15/51 (a)	250,000	150,015
Ascension Health
2.53%, 11/15/29 (a)	345,000	310,419
3.11%, 11/15/39 (a)	115,000	87,181
3.95%, 11/15/46	345,000	275,446
4.85%, 11/15/53	175,000	157,807
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	370,000	353,789
4.80%, 02/26/27 (a)	350,000	352,073
4.88%, 03/03/28 (a)	300,000	301,798
1.75%, 05/28/28 (a)	350,000	317,439
4.85%, 02/26/29 (a)	450,000	451,104
4.90%, 03/03/30 (a)	200,000	200,777
4.90%, 02/26/31 (a)	300,000	299,782
2.25%, 05/28/31 (a)	240,000	204,378
4.88%, 03/03/33 (a)	150,000	148,358
5.00%, 02/26/34 (a)	465,000	460,068
AstraZeneca PLC
0.70%, 04/08/26 (a)	375,000	357,805
3.13%, 06/12/27 (a)	50,000	48,436
4.00%, 01/17/29 (a)	235,000	228,691
1.38%, 08/06/30 (a)	530,000	441,610
6.45%, 09/15/37	750,000	822,776
4.00%, 09/18/42	350,000	290,005
4.38%, 11/16/45	260,000	222,747
4.38%, 08/17/48 (a)	225,000	190,568
2.13%, 08/06/50 (a)	230,000	125,155
3.00%, 05/28/51 (a)	250,000	163,737
Banner Health
2.34%, 01/01/30 (a)	170,000	150,611
1.90%, 01/01/31 (a)	160,000	133,917
2.91%, 01/01/42 (a)	100,000	71,327
3.18%, 01/01/50 (a)	25,000	16,987
2.91%, 01/01/51 (a)	100,000	63,962
Baptist Health South Florida Foundation, Inc.
3.12%, 11/15/71 (a)	50,000	28,567
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	220,000	154,822
BAT Capital Corp.
3.22%, 09/06/26 (a)	395,000	384,969
4.70%, 04/02/27 (a)	250,000	249,039
3.56%, 08/15/27 (a)	715,000	692,079
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.26%, 03/25/28 (a)	540,000	496,296
3.46%, 09/06/29 (a)	200,000	186,324
4.91%, 04/02/30 (a)	300,000	296,395
6.34%, 08/02/30 (a)	400,000	420,743
2.73%, 03/25/31 (a)	550,000	475,217
4.74%, 03/16/32 (a)	345,000	332,268
7.75%, 10/19/32 (a)	250,000	283,622
6.42%, 08/02/33 (a)	275,000	290,699
6.00%, 02/20/34 (a)	300,000	308,335
4.39%, 08/15/37 (a)	750,000	647,509
3.73%, 09/25/40 (a)	115,000	86,958
7.08%, 08/02/43 (a)	200,000	215,982
4.54%, 08/15/47 (a)	715,000	564,035
4.76%, 09/06/49 (a)	300,000	243,089
5.28%, 04/02/50 (a)	100,000	87,652
5.65%, 03/16/52 (a)	35,000	32,009
7.08%, 08/02/53 (a)	330,000	362,068
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	336,933
4.45%, 03/16/28 (a)	450,000	442,840
5.93%, 02/02/29 (a)	300,000	309,002
Baxalta, Inc.
5.25%, 06/23/45 (a)	173,000	159,900
Baxter International, Inc.
2.60%, 08/15/26 (a)	225,000	217,512
1.92%, 02/01/27 (a)	415,000	391,280
2.27%, 12/01/28 (a)	500,000	450,934
3.95%, 04/01/30 (a)	110,000	103,894
1.73%, 04/01/31 (a)	200,000	162,530
2.54%, 02/01/32 (a)	450,000	375,469
3.50%, 08/15/46 (a)	170,000	117,673
3.13%, 12/01/51 (a)	165,000	102,411
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	170,000	131,300
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	83,918
4.19%, 11/15/45 (a)	150,000	125,877
3.97%, 11/15/46 (a)	50,000	39,971
2.84%, 11/15/50 (a)	325,000	206,260
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	621,000	606,278
4.69%, 02/13/28 (a)	290,000	288,646
4.87%, 02/08/29 (a)	200,000	199,532
2.82%, 05/20/30 (a)	325,000	291,215
1.96%, 02/11/31 (a)	325,000	270,808
5.11%, 02/08/34 (a)	100,000	98,622
4.69%, 12/15/44 (a)	375,000	324,638
4.67%, 06/06/47 (a)	385,000	329,299
3.79%, 05/20/50 (a)	150,000	110,916
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	150,000	93,064
Biogen, Inc.
2.25%, 05/01/30 (a)	500,000	432,361
5.20%, 09/15/45 (a)	165,000	149,523
3.15%, 05/01/50 (a)	525,000	330,979
3.25%, 02/15/51 (a)	335,000	215,005
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	155,000	150,130
3.70%, 03/15/32 (a)	250,000	224,061
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	100,000	98,162
3.46%, 06/01/30 (a)	95,000	89,022
2.10%, 06/01/31 (a)	100,000	83,439
3.21%, 06/01/50 (a)	100,000	66,792
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Boston Scientific Corp.
4.00%, 03/01/28 (a)	50,000	48,739
2.65%, 06/01/30 (a)	350,000	312,601
6.50%, 11/15/35 (g)	125,000	137,667
4.55%, 03/01/39 (a)	135,000	123,538
7.38%, 01/15/40	100,000	117,256
4.70%, 03/01/49 (a)	140,000	123,285
Bristol-Myers Squibb Co.
4.95%, 02/20/26	300,000	301,537
3.20%, 06/15/26 (a)	547,000	537,353
4.90%, 02/22/27 (a)	300,000	302,590
3.25%, 02/27/27	150,000	146,292
1.13%, 11/13/27 (a)	300,000	273,303
3.45%, 11/15/27 (a)	150,000	145,804
3.90%, 02/20/28 (a)	400,000	391,676
4.90%, 02/22/29 (a)	500,000	502,627
3.40%, 07/26/29 (a)	705,000	665,253
1.45%, 11/13/30 (a)	360,000	298,340
5.75%, 02/01/31 (a)	275,000	286,280
5.10%, 02/22/31 (a)	350,000	352,426
2.95%, 03/15/32 (a)	500,000	435,833
5.90%, 11/15/33 (a)	410,000	430,455
5.20%, 02/22/34 (a)	750,000	748,410
4.13%, 06/15/39 (a)	665,000	574,215
2.35%, 11/13/40 (a)	300,000	199,233
3.55%, 03/15/42 (a)	300,000	232,214
3.25%, 08/01/42	185,000	135,750
5.50%, 02/22/44 (a)	200,000	198,097
4.50%, 03/01/44 (a)	50,000	43,389
4.63%, 05/15/44 (a)	175,000	154,495
5.00%, 08/15/45 (a)	200,000	185,053
4.35%, 11/15/47 (a)	425,000	350,645
4.55%, 02/20/48 (a)	406,000	345,246
4.25%, 10/26/49 (a)	1,100,000	889,861
2.55%, 11/13/50 (a)	450,000	260,412
3.70%, 03/15/52 (a)	520,000	378,612
6.25%, 11/15/53 (a)	425,000	450,374
5.55%, 02/22/54 (a)	750,000	729,537
3.90%, 03/15/62 (a)	375,000	268,393
6.40%, 11/15/63 (a)	330,000	353,535
5.65%, 02/22/64 (a)	500,000	481,525
Brown-Forman Corp.
4.00%, 04/15/38 (a)	155,000	135,566
4.50%, 07/15/45 (a)	175,000	152,931
Brunswick Corp.
2.40%, 08/18/31 (a)	215,000	176,216
4.40%, 09/15/32 (a)	260,000	238,399
5.10%, 04/01/52 (a)	100,000	77,856
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	200,000	195,419
3.75%, 09/25/27 (a)	300,000	292,232
4.20%, 09/17/29 (a)	250,000	242,675
2.75%, 05/14/31 (a)	350,000	302,674
4.65%, 09/17/34 (a)	200,000	188,979
Campbell's Co.
5.30%, 03/20/26	200,000	201,346
5.20%, 03/19/27	150,000	151,464
4.15%, 03/15/28 (a)	275,000	268,492
5.20%, 03/21/29 (a)	150,000	151,362
2.38%, 04/24/30 (a)	250,000	219,161
5.40%, 03/21/34 (a)	300,000	298,924
4.80%, 03/15/48 (a)	265,000	228,633
3.13%, 04/24/50 (a)	25,000	16,117
5.25%, 10/13/54 (a)	100,000	90,629
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	640,000	620,442
5.13%, 02/15/29 (a)	150,000	150,357
5.00%, 11/15/29 (a)	225,000	223,703
5.45%, 02/15/34 (a)	125,000	124,502
5.35%, 11/15/34 (a)	300,000	293,670
4.60%, 03/15/43	100,000	84,679
4.50%, 11/15/44 (a)	90,000	74,036
4.90%, 09/15/45 (a)	160,000	138,599
4.37%, 06/15/47 (a)	175,000	139,971
5.75%, 11/15/54 (a)	200,000	191,541
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	125,000	84,628
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	175,000	147,637
Cencora, Inc.
3.45%, 12/15/27 (a)	300,000	290,368
2.80%, 05/15/30 (a)	100,000	89,728
2.70%, 03/15/31 (a)	300,000	260,390
5.15%, 02/15/35 (a)	200,000	195,108
4.25%, 03/01/45 (a)	170,000	138,380
4.30%, 12/15/47 (a)	255,000	206,371
Children's Health System of Texas
2.51%, 08/15/50 (a)	225,000	134,161
Children's Hospital
2.93%, 07/15/50 (a)	125,000	78,446
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	82,405
2.59%, 02/01/50 (a)	175,000	105,707
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	86,204
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	210,000	130,590
CHRISTUS Health
4.34%, 07/01/28 (a)(c)	150,000	147,094
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	200,000	193,499
5.60%, 11/15/32 (a)	150,000	154,597
5.00%, 06/15/52 (a)	205,000	185,489
Cigna Group
4.50%, 02/25/26 (a)	435,000	434,022
1.25%, 03/15/26 (a)	235,000	225,527
5.69%, 03/15/26 (a)	50,000	50,004
3.40%, 03/01/27 (a)	435,000	423,053
3.05%, 10/15/27 (a)	191,000	182,867
4.38%, 10/15/28 (a)	1,075,000	1,053,843
5.00%, 05/15/29 (a)	350,000	349,932
2.40%, 03/15/30 (a)	500,000	437,539
2.38%, 03/15/31 (a)	450,000	381,331
5.13%, 05/15/31 (a)	250,000	248,943
5.25%, 02/15/34 (a)(c)	350,000	343,591
4.80%, 08/15/38 (a)	680,000	616,748
3.20%, 03/15/40 (a)	150,000	109,976
6.13%, 11/15/41	145,000	147,612
4.80%, 07/15/46 (a)	450,000	384,728
3.88%, 10/15/47 (a)	304,000	221,406
4.90%, 12/15/48 (a)	850,000	724,350
3.40%, 03/15/50 (a)	440,000	289,342
3.40%, 03/15/51 (a)	425,000	277,631
5.60%, 02/15/54 (a)	470,000	440,749
City of Hope
5.62%, 11/15/43	90,000	86,266
4.38%, 08/15/48 (a)	120,000	96,822
Cleveland Clinic Foundation
4.86%, 01/01/14	125,000	106,061
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clorox Co.
3.10%, 10/01/27 (a)	125,000	119,857
3.90%, 05/15/28 (a)	175,000	170,073
4.40%, 05/01/29 (a)	150,000	147,595
1.80%, 05/15/30 (a)	200,000	170,257
4.60%, 05/01/32 (a)	225,000	220,068
Coca-Cola Co.
3.38%, 03/25/27	400,000	391,786
2.90%, 05/25/27	150,000	145,092
1.45%, 06/01/27	500,000	466,936
1.50%, 03/05/28	120,000	109,290
1.00%, 03/15/28	400,000	359,011
2.13%, 09/06/29	300,000	268,829
3.45%, 03/25/30	400,000	377,593
1.65%, 06/01/30	450,000	383,776
2.00%, 03/05/31	305,000	260,121
1.38%, 03/15/31	400,000	327,521
2.25%, 01/05/32	500,000	425,523
5.00%, 05/13/34 (a)	250,000	249,932
4.65%, 08/14/34 (a)	225,000	218,919
2.50%, 06/01/40	350,000	245,274
2.88%, 05/05/41	100,000	72,790
4.20%, 03/25/50	330,000	273,031
2.60%, 06/01/50	505,000	304,716
3.00%, 03/05/51	540,000	356,030
2.50%, 03/15/51	450,000	263,914
5.30%, 05/13/54 (a)	275,000	265,684
5.20%, 01/14/55 (a)	450,000	427,812
2.75%, 06/01/60	320,000	187,100
5.40%, 05/13/64 (a)	415,000	399,508
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34 (a)	200,000	201,539
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	290,000	260,311
1.85%, 09/01/32 (a)	250,000	196,084
5.25%, 11/26/43	230,000	218,903
Colgate-Palmolive Co.
4.80%, 03/02/26	65,000	65,327
3.10%, 08/15/27 (a)	200,000	193,563
3.25%, 08/15/32 (a)	250,000	224,604
4.60%, 03/01/33 (a)	300,000	295,872
4.00%, 08/15/45	200,000	167,080
3.70%, 08/01/47 (a)	147,000	112,887
CommonSpirit Health
6.07%, 11/01/27 (a)	150,000	154,823
3.35%, 10/01/29 (a)	325,000	302,925
2.78%, 10/01/30 (a)	120,000	106,272
5.21%, 12/01/31 (a)	250,000	249,183
5.32%, 12/01/34 (a)	225,000	222,090
4.35%, 11/01/42	305,000	254,794
3.82%, 10/01/49 (a)	270,000	200,915
4.19%, 10/01/49 (a)	295,000	231,296
3.91%, 10/01/50 (a)	235,000	173,553
6.46%, 11/01/52 (a)	75,000	80,483
Community Health Network, Inc.
3.10%, 05/01/50 (a)	180,000	114,870
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	410,000	372,442
7.00%, 10/01/28	175,000	185,555
4.85%, 11/01/28 (a)	400,000	397,897
8.25%, 09/15/30	160,000	183,018
5.30%, 11/01/38 (a)	300,000	282,431
5.40%, 11/01/48 (a)	280,000	254,331
Constellation Brands, Inc.
5.00%, 02/02/26 (a)	50,000	49,950
3.70%, 12/06/26 (a)	260,000	255,607
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 05/09/27 (a)	80,000	77,730
4.35%, 05/09/27 (a)	125,000	123,800
3.60%, 02/15/28 (a)	100,000	96,100
4.65%, 11/15/28 (a)	250,000	247,095
3.15%, 08/01/29 (a)	390,000	359,424
2.88%, 05/01/30 (a)	200,000	178,884
2.25%, 08/01/31 (a)	300,000	249,688
4.75%, 05/09/32 (a)	310,000	298,458
4.90%, 05/01/33 (a)	100,000	96,644
4.50%, 05/09/47 (a)	185,000	153,546
4.10%, 02/15/48 (a)	175,000	136,460
5.25%, 11/15/48 (a)	200,000	182,978
3.75%, 05/01/50 (a)	150,000	110,021
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	125,000	89,964
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	150,000	105,020
CVS Health Corp.
5.00%, 02/20/26 (a)	400,000	399,804
2.88%, 06/01/26 (a)	400,000	388,454
3.00%, 08/15/26 (a)	250,000	242,313
3.63%, 04/01/27 (a)	215,000	208,596
6.25%, 06/01/27	315,000	323,097
1.30%, 08/21/27 (a)	600,000	543,727
4.30%, 03/25/28 (a)	1,537,000	1,490,202
5.00%, 01/30/29 (a)	250,000	246,710
5.40%, 06/01/29 (a)	275,000	275,216
3.25%, 08/15/29 (a)	620,000	564,472
5.13%, 02/21/30 (a)	400,000	391,765
3.75%, 04/01/30 (a)	525,000	481,401
1.75%, 08/21/30 (a)	350,000	285,358
5.25%, 01/30/31 (a)	200,000	195,588
1.88%, 02/28/31 (a)	450,000	363,122
5.55%, 06/01/31 (a)	275,000	273,185
2.13%, 09/15/31 (a)	370,000	296,505
5.25%, 02/21/33 (a)	640,000	613,448
5.30%, 06/01/33 (a)	455,000	436,416
5.70%, 06/01/34 (a)(c)	355,000	349,085
4.88%, 07/20/35 (a)	200,000	181,818
4.78%, 03/25/38 (a)	1,445,000	1,248,996
6.13%, 09/15/39	295,000	289,161
4.13%, 04/01/40 (a)	300,000	234,826
5.30%, 12/05/43 (a)	220,000	191,912
6.00%, 06/01/44 (a)	200,000	189,275
5.13%, 07/20/45 (a)	950,000	799,277
5.05%, 03/25/48 (a)	2,325,000	1,918,788
5.63%, 02/21/53 (a)	400,000	354,499
5.88%, 06/01/53 (a)	350,000	320,765
6.05%, 06/01/54 (a)	200,000	187,980
6.00%, 06/01/63 (a)	200,000	182,656
Danaher Corp.
4.38%, 09/15/45 (a)	125,000	106,862
2.60%, 10/01/50 (a)	260,000	155,185
2.80%, 12/10/51 (a)	295,000	181,982
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	100,000	75,971
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	221,000
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	250,000	226,207
3.25%, 11/15/39 (a)	245,000	191,032
3.40%, 11/15/49 (a)	275,000	194,774
Diageo Capital PLC
5.38%, 10/05/26 (a)	200,000	202,898
5.30%, 10/24/27 (a)	300,000	305,375
3.88%, 05/18/28 (a)	270,000	263,015
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 10/24/29 (a)	250,000	224,105
2.00%, 04/29/30 (a)	350,000	302,221
2.13%, 04/29/32 (a)	250,000	204,281
5.50%, 01/24/33 (a)	225,000	229,232
5.63%, 10/05/33 (a)	300,000	308,237
5.88%, 09/30/36	200,000	210,825
3.88%, 04/29/43 (a)	50,000	40,110
Diageo Investment Corp.
7.45%, 04/15/35	100,000	116,323
4.25%, 05/11/42	100,000	85,418
Dignity Health
4.50%, 11/01/42	95,000	80,088
5.27%, 11/01/64	125,000	112,734
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	157,613
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	200,000	195,784
Eli Lilly & Co.
5.00%, 02/27/26 (a)	250,000	250,183
4.50%, 02/09/27 (a)	300,000	300,685
5.50%, 03/15/27	75,000	76,767
3.10%, 05/15/27 (a)	150,000	145,619
4.15%, 08/14/27 (a)	200,000	198,964
4.50%, 02/09/29 (a)	300,000	298,575
3.38%, 03/15/29 (a)	305,000	290,665
4.20%, 08/14/29 (a)	300,000	293,581
4.70%, 02/27/33 (a)	300,000	294,187
4.70%, 02/09/34 (a)	465,000	451,076
4.60%, 08/14/34 (a)	300,000	288,174
3.70%, 03/01/45 (a)	155,000	122,257
3.95%, 05/15/47 (a)	205,000	164,573
3.95%, 03/15/49 (a)	350,000	274,100
2.25%, 05/15/50 (a)	425,000	238,898
4.88%, 02/27/53 (a)	450,000	406,535
5.00%, 02/09/54 (a)	430,000	395,113
5.05%, 08/14/54 (a)	350,000	324,147
4.15%, 03/15/59 (a)	255,000	199,835
2.50%, 09/15/60 (a)	425,000	226,685
4.95%, 02/27/63 (a)	205,000	184,069
5.10%, 02/09/64 (a)	475,000	434,006
5.20%, 08/14/64 (a)	25,000	23,236
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	220,000	213,183
4.38%, 05/15/28 (a)	280,000	276,702
2.38%, 12/01/29 (a)	200,000	178,315
2.60%, 04/15/30 (a)	250,000	222,090
1.95%, 03/15/31 (a)	265,000	220,408
4.65%, 05/15/33 (a)	200,000	191,179
4.38%, 06/15/45 (a)	185,000	151,336
4.15%, 03/15/47 (a)	135,000	106,563
3.13%, 12/01/49 (a)	270,000	173,514
5.15%, 05/15/53 (a)	245,000	229,749
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	169,500
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	600,000	429,735
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	95,000	72,682
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	525,000	538,157
4.80%, 08/14/29 (a)	100,000	99,081
5.86%, 03/15/30 (a)	350,000	362,630
5.91%, 11/22/32 (a)	500,000	520,344
6.38%, 11/22/52 (a)	370,000	397,974
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Mills, Inc.
4.70%, 01/30/27 (a)	25,000	25,000
3.20%, 02/10/27 (a)	400,000	388,506
4.20%, 04/17/28 (a)	325,000	318,330
4.88%, 01/30/30 (a)	200,000	198,737
2.88%, 04/15/30 (a)	350,000	314,897
2.25%, 10/14/31 (a)	200,000	167,159
4.95%, 03/29/33 (a)	300,000	292,652
5.25%, 01/30/35 (a)	225,000	221,568
4.70%, 04/17/48 (a)	50,000	42,967
3.00%, 02/01/51 (a)	501,000	316,450
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	825,000	815,730
2.95%, 03/01/27 (a)	390,000	376,706
1.20%, 10/01/27 (a)	300,000	273,564
4.80%, 11/15/29 (a)	200,000	199,682
1.65%, 10/01/30 (a)	50,000	41,829
5.25%, 10/15/33 (a)	300,000	301,111
5.10%, 06/15/35 (a)	300,000	295,117
4.60%, 09/01/35 (a)	330,000	311,428
4.00%, 09/01/36 (a)	300,000	264,758
2.60%, 10/01/40 (a)	200,000	138,585
5.65%, 12/01/41 (a)	325,000	324,520
4.80%, 04/01/44 (a)	475,000	425,191
4.50%, 02/01/45 (a)	525,000	450,127
4.75%, 03/01/46 (a)	685,000	604,270
4.15%, 03/01/47 (a)	605,000	485,052
2.80%, 10/01/50 (a)	500,000	307,528
5.55%, 10/15/53 (a)	285,000	280,630
5.50%, 11/15/54 (a)	300,000	292,195
5.60%, 11/15/64 (a)	200,000	193,271
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	285,000	269,656
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	505,000	492,673
5.38%, 04/15/34	130,000	132,724
6.38%, 05/15/38	775,000	840,418
4.20%, 03/18/43	175,000	148,070
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	240,000	166,114
4.21%, 07/01/48 (a)	100,000	81,972
2.88%, 09/01/50 (a)	145,000	91,338
4.50%, 07/01/57 (a)	95,000	78,625
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	500,000	485,464
3.38%, 03/24/29 (a)	350,000	329,119
3.63%, 03/24/32 (a)	500,000	453,077
4.00%, 03/24/52 (a)	300,000	231,449
Hartford HealthCare Corp.
3.45%, 07/01/54	155,000	107,824
Hasbro, Inc.
3.55%, 11/19/26 (a)	200,000	195,442
3.50%, 09/15/27 (a)	175,000	168,789
3.90%, 11/19/29 (a)	250,000	235,176
6.35%, 03/15/40	200,000	202,608
5.10%, 05/15/44 (a)	125,000	108,420
HCA, Inc.
5.88%, 02/15/26 (a)	420,000	422,182
5.25%, 06/15/26 (a)	420,000	420,986
5.38%, 09/01/26 (a)	545,000	547,194
4.50%, 02/15/27 (a)	350,000	346,761
3.13%, 03/15/27 (a)	360,000	346,499
5.20%, 06/01/28 (a)	350,000	350,928
5.63%, 09/01/28 (a)	420,000	425,617
5.88%, 02/01/29 (a)	300,000	306,196
3.38%, 03/15/29 (a)	265,000	246,183
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 06/15/29 (a)	575,000	549,145
3.50%, 09/01/30 (a)	785,000	713,118
5.45%, 04/01/31 (a)	300,000	299,465
2.38%, 07/15/31 (a)	310,000	257,286
3.63%, 03/15/32 (a)	550,000	484,793
5.50%, 06/01/33 (a)	380,000	375,637
5.60%, 04/01/34 (a)	425,000	418,760
5.45%, 09/15/34 (a)	250,000	243,753
5.13%, 06/15/39 (a)	275,000	250,761
4.38%, 03/15/42 (a)	160,000	130,603
5.50%, 06/15/47 (a)	450,000	408,759
5.25%, 06/15/49 (a)	600,000	519,908
3.50%, 07/15/51 (a)	450,000	291,171
4.63%, 03/15/52 (a)	600,000	468,429
5.90%, 06/01/53 (a)	505,000	475,909
6.00%, 04/01/54 (a)	400,000	381,282
6.10%, 04/01/64 (a)	250,000	238,762
Hershey Co.
2.30%, 08/15/26 (a)	280,000	270,766
2.45%, 11/15/29 (a)	100,000	90,315
1.70%, 06/01/30 (a)	55,000	46,867
4.50%, 05/04/33 (a)	155,000	150,753
3.13%, 11/15/49 (a)	225,000	149,881
2.65%, 06/01/50 (a)	165,000	98,860
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	155,000	116,584
Hormel Foods Corp.
4.80%, 03/30/27 (a)	150,000	150,771
1.70%, 06/03/28 (a)	220,000	199,367
1.80%, 06/11/30 (a)	250,000	213,473
3.05%, 06/03/51 (a)	170,000	110,522
Icon Investments Six DAC
5.81%, 05/08/27 (a)	200,000	203,417
5.85%, 05/08/29 (a)	160,000	163,225
6.00%, 05/08/34 (a)	200,000	202,206
Illumina, Inc.
5.75%, 12/13/27 (a)	150,000	154,007
2.55%, 03/23/31 (a)	175,000	148,704
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	110,912
2.85%, 11/01/51 (a)	50,000	31,526
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	145,956
2.90%, 06/01/30 (a)	190,000	170,672
3.90%, 06/01/50 (a)	115,000	84,853
Inova Health System Foundation
4.07%, 05/15/52 (a)	150,000	119,138
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	140,000	101,360
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	180,000	132,794
IQVIA, Inc.
5.70%, 05/15/28 (a)	335,000	339,246
6.25%, 02/01/29 (a)	200,000	206,680
J.M. Smucker Co.
5.90%, 11/15/28 (a)	300,000	310,833
2.38%, 03/15/30 (a)	200,000	176,638
2.13%, 03/15/32 (a)	150,000	122,042
6.20%, 11/15/33 (a)	300,000	316,710
4.25%, 03/15/35	200,000	181,354
6.50%, 11/15/43 (a)	200,000	213,140
4.38%, 03/15/45	210,000	173,147
6.50%, 11/15/53 (a)	290,000	311,368
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27 (a)	300,000	285,161
5.13%, 02/01/28 (a)	310,000	308,709
5.50%, 01/15/30 (a)	380,000	379,852
3.75%, 12/01/31 (a)	200,000	177,966
3.63%, 01/15/32 (a)	235,000	207,230
3.00%, 05/15/32 (a)	325,000	271,206
5.75%, 04/01/33 (a)	500,000	498,982
6.75%, 03/15/34 (a)	570,000	604,687
4.38%, 02/02/52 (a)	335,000	251,135
6.50%, 12/01/52 (a)	250,000	253,000
7.25%, 11/15/53 (a)	315,000	347,136
Johnson & Johnson
2.45%, 03/01/26 (a)	525,000	513,585
2.95%, 03/03/27 (a)	300,000	291,074
0.95%, 09/01/27 (a)	450,000	412,654
2.90%, 01/15/28 (a)	350,000	334,816
4.80%, 06/01/29 (a)	300,000	302,735
6.95%, 09/01/29	115,000	127,702
1.30%, 09/01/30 (a)	475,000	398,427
4.90%, 06/01/31 (a)	325,000	327,224
4.95%, 05/15/33	175,000	177,045
4.38%, 12/05/33 (a)	260,000	252,297
4.95%, 06/01/34 (a)	160,000	160,119
3.55%, 03/01/36 (a)	317,000	277,107
3.63%, 03/03/37 (a)	500,000	433,445
5.95%, 08/15/37	300,000	323,158
3.40%, 01/15/38 (a)	325,000	271,645
5.85%, 07/15/38	232,000	247,697
2.10%, 09/01/40 (a)	350,000	233,280
4.50%, 09/01/40	90,000	84,013
4.85%, 05/15/41	150,000	144,755
4.50%, 12/05/43 (a)	200,000	182,767
3.70%, 03/01/46 (a)	615,000	485,162
3.75%, 03/03/47 (a)	300,000	236,231
3.50%, 01/15/48 (a)	260,000	195,584
2.25%, 09/01/50 (a)	320,000	183,400
5.25%, 06/01/54 (a)	250,000	244,331
2.45%, 09/01/60 (a)	320,000	173,994
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	200,000	193,670
2.81%, 06/01/41 (a)	425,000	301,315
4.88%, 04/01/42	180,000	166,933
4.15%, 05/01/47 (a)	410,000	334,626
3.27%, 11/01/49 (a)	350,000	242,741
3.00%, 06/01/51 (a)	480,000	312,955
Kellanova
3.25%, 04/01/26	300,000	295,027
4.30%, 05/15/28 (a)	275,000	270,636
2.10%, 06/01/30 (a)	250,000	217,551
7.45%, 04/01/31	200,000	223,179
4.50%, 04/01/46	261,000	219,889
5.75%, 05/16/54 (a)	145,000	144,812
Kenvue, Inc.
5.35%, 03/22/26 (a)	200,000	201,933
5.05%, 03/22/28 (a)	350,000	354,205
5.00%, 03/22/30 (a)	255,000	256,838
4.90%, 03/22/33 (a)	400,000	393,494
5.10%, 03/22/43 (a)	275,000	263,484
5.05%, 03/22/53 (a)	400,000	370,808
5.20%, 03/22/63 (a)	200,000	184,645
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26 (a)	150,000	144,974
5.10%, 03/15/27 (a)	200,000	201,838
3.43%, 06/15/27 (a)	200,000	194,180
4.60%, 05/25/28 (a)	400,000	396,702
5.05%, 03/15/29 (a)	25,000	25,086
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 04/15/29 (a)	300,000	287,811
3.20%, 05/01/30 (a)	315,000	288,058
2.25%, 03/15/31 (a)	250,000	211,715
4.05%, 04/15/32 (a)	225,000	210,493
4.50%, 11/15/45 (a)	165,000	137,941
4.42%, 12/15/46 (a)	240,000	197,494
5.09%, 05/25/48 (a)	100,000	89,888
3.80%, 05/01/50 (a)	350,000	257,435
4.50%, 04/15/52 (a)	400,000	329,408
Kimberly-Clark Corp.
2.75%, 02/15/26	205,000	201,069
1.05%, 09/15/27 (a)	200,000	182,815
3.95%, 11/01/28 (a)	200,000	195,657
3.20%, 04/25/29 (a)	200,000	188,820
3.10%, 03/26/30 (a)	200,000	184,922
2.00%, 11/02/31 (a)	190,000	160,152
6.63%, 08/01/37	300,000	338,816
5.30%, 03/01/41	200,000	196,041
3.20%, 07/30/46 (a)	160,000	112,638
3.90%, 05/04/47 (a)	50,000	39,139
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	123,000	121,317
Koninklijke Philips NV
6.88%, 03/11/38	217,000	234,091
5.00%, 03/15/42	150,000	135,030
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	487,997
3.88%, 05/15/27 (a)	400,000	392,001
4.63%, 01/30/29 (a)	120,000	118,873
3.75%, 04/01/30 (a)	250,000	236,279
4.25%, 03/01/31 (a)	250,000	239,118
6.75%, 03/15/32	170,000	184,113
5.00%, 07/15/35 (a)	300,000	290,804
6.88%, 01/26/39	175,000	193,055
4.63%, 10/01/39 (a)	125,000	111,757
6.50%, 02/09/40	200,000	211,907
5.00%, 06/04/42	550,000	494,476
5.20%, 07/15/45 (a)	460,000	416,631
4.38%, 06/01/46 (a)	635,000	514,053
4.88%, 10/01/49 (a)	325,000	278,482
5.50%, 06/01/50 (a)	200,000	187,910
Kroger Co.
2.65%, 10/15/26 (a)	200,000	193,006
3.70%, 08/01/27 (a)	150,000	146,437
4.50%, 01/15/29 (a)	200,000	197,430
2.20%, 05/01/30 (a)	250,000	216,927
1.70%, 01/15/31 (a)	200,000	164,827
7.50%, 04/01/31	100,000	112,284
5.00%, 09/15/34 (a)	650,000	630,181
6.90%, 04/15/38	90,000	99,296
5.40%, 07/15/40 (a)	50,000	48,165
5.00%, 04/15/42 (a)	185,000	167,683
5.15%, 08/01/43 (a)	127,000	116,500
3.88%, 10/15/46 (a)	110,000	82,526
4.45%, 02/01/47 (a)	350,000	288,309
4.65%, 01/15/48 (a)	150,000	126,290
5.40%, 01/15/49 (a)	220,000	206,976
3.95%, 01/15/50 (a)	220,000	165,319
5.50%, 09/15/54 (a)	600,000	564,812
5.65%, 09/15/64 (a)	450,000	423,418
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (a)	121,000	115,743
3.60%, 09/01/27 (a)	200,000	194,597
2.95%, 12/01/29 (a)	200,000	181,485
4.35%, 04/01/30 (a)	100,000	96,472
2.70%, 06/01/31 (a)	215,000	184,866
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 10/01/34 (a)	250,000	237,009
4.70%, 02/01/45 (a)	250,000	215,259
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	77,264
3.19%, 07/01/49 (a)	205,000	141,246
4.12%, 07/01/55	100,000	78,933
3.34%, 07/01/60 (a)	190,000	125,211
Mattel, Inc.
5.45%, 11/01/41 (a)	120,000	107,588
Mayo Clinic
3.77%, 11/15/43	100,000	79,488
4.00%, 11/15/47	115,000	93,007
4.13%, 11/15/52	110,000	89,342
3.20%, 11/15/61 (a)	175,000	113,246
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	150,000	143,775
3.40%, 08/15/27 (a)	250,000	242,221
2.50%, 04/15/30 (a)	200,000	176,743
4.95%, 04/15/33 (a)	150,000	146,493
4.20%, 08/15/47 (a)	300,000	243,621
McKesson Corp.
1.30%, 08/15/26 (a)	260,000	246,705
3.95%, 02/16/28 (a)	100,000	97,459
4.90%, 07/15/28 (a)	145,000	145,577
5.10%, 07/15/33 (a)	50,000	49,772
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	150,000	126,110
Mead Johnson Nutrition Co.
5.90%, 11/01/39	125,000	128,551
4.60%, 06/01/44 (a)	215,000	187,355
MedStar Health, Inc.
3.63%, 08/15/49	110,000	79,719
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	250,000	246,995
4.50%, 03/30/33 (a)	375,000	358,838
Medtronic, Inc.
4.38%, 03/15/35	600,000	562,981
4.00%, 04/01/43 (a)	50,000	41,739
4.63%, 03/15/45	500,000	444,378
Memorial Health Services
3.45%, 11/01/49 (a)	190,000	135,349
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130,000	123,339
2.96%, 01/01/50 (a)	150,000	98,497
4.13%, 07/01/52 (c)	120,000	97,288
4.20%, 07/01/55	140,000	112,970
Merck & Co., Inc.
0.75%, 02/24/26 (a)	250,000	239,723
1.70%, 06/10/27 (a)	450,000	421,944
1.90%, 12/10/28 (a)	320,000	288,799
3.40%, 03/07/29 (a)	505,000	480,318
4.30%, 05/17/30 (a)	200,000	196,235
1.45%, 06/24/30 (a)	350,000	293,561
2.15%, 12/10/31 (a)	500,000	418,110
4.50%, 05/17/33 (a)	425,000	409,567
6.50%, 12/01/33 (g)	285,000	314,182
6.55%, 09/15/37	95,000	105,356
3.90%, 03/07/39 (a)	295,000	249,822
2.35%, 06/24/40 (a)	300,000	202,940
3.60%, 09/15/42 (a)	215,000	167,141
4.15%, 05/18/43	350,000	293,010
4.90%, 05/17/44 (a)	300,000	276,950
3.70%, 02/10/45 (a)	500,000	386,892
4.00%, 03/07/49 (a)	450,000	353,720
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 06/24/50 (a)	350,000	201,653
2.75%, 12/10/51 (a)	575,000	347,709
5.00%, 05/17/53 (a)	530,000	482,678
2.90%, 12/10/61 (a)	400,000	229,612
5.15%, 05/17/63 (a)	315,000	287,774
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	135,000	141,054
5.75%, 11/15/36	145,000	150,967
Methodist Hospital
2.71%, 12/01/50 (a)	190,000	117,164
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	690,000	672,870
5.00%, 05/01/42	325,000	298,133
4.20%, 07/15/46 (a)	450,000	359,644
Mondelez International, Inc.
2.63%, 03/17/27 (a)	250,000	239,179
4.75%, 02/20/29 (a)	150,000	149,562
2.75%, 04/13/30 (a)	275,000	246,133
1.50%, 02/04/31 (a)(c)	205,000	167,108
3.00%, 03/17/32 (a)	250,000	217,065
1.88%, 10/15/32 (a)	225,000	180,810
4.75%, 08/28/34 (a)	100,000	95,640
2.63%, 09/04/50 (a)	300,000	175,733
Montefiore Obligated Group
5.25%, 11/01/48	140,000	120,637
4.29%, 09/01/50	135,000	95,647
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	140,000	103,677
Mount Sinai Hospital
3.98%, 07/01/48	85,000	61,843
3.74%, 07/01/49 (a)	190,000	125,381
3.39%, 07/01/50 (a)	115,000	69,590
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	58,727
Mylan, Inc.
4.55%, 04/15/28 (a)	240,000	235,211
5.40%, 11/29/43 (a)	150,000	134,234
5.20%, 04/15/48 (a)	225,000	186,379
MyMichigan Health
3.41%, 06/01/50 (a)	160,000	112,516
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	66,760
4.02%, 08/01/45	220,000	180,869
4.06%, 08/01/56	100,000	78,823
2.61%, 08/01/60 (a)	100,000	55,284
3.95%, 08/01/19 (a)	195,000	133,648
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	170,000	130,070
4.26%, 11/01/47 (a)	260,000	208,259
3.81%, 11/01/49 (a)	145,000	108,169
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	125,000	79,144
Novant Health, Inc.
2.64%, 11/01/36 (a)	150,000	115,565
3.17%, 11/01/51 (a)	205,000	136,143
3.32%, 11/01/61 (a)	115,000	73,879
Novartis Capital Corp.
2.00%, 02/14/27 (a)	200,000	190,246
3.10%, 05/17/27 (a)	350,000	339,414
3.80%, 09/18/29 (a)	300,000	288,935
2.20%, 08/14/30 (a)	470,000	411,292
4.00%, 09/18/31 (a)	250,000	238,240
4.20%, 09/18/34 (a)	325,000	302,439
3.70%, 09/21/42	160,000	129,362
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 05/06/44	525,000	459,860
4.00%, 11/20/45 (a)	475,000	389,342
2.75%, 08/14/50 (a)	350,000	221,680
4.70%, 09/18/54 (a)	200,000	176,583
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	125,000	75,790
NYU Langone Hospitals
5.75%, 07/01/43	145,000	147,918
4.78%, 07/01/44	120,000	108,459
4.37%, 07/01/47 (a)	130,000	111,352
3.38%, 07/01/55 (a)	175,000	117,616
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	125,000	96,848
OhioHealth Corp.
2.30%, 11/15/31 (a)	190,000	159,373
2.83%, 11/15/41 (a)	100,000	70,742
3.04%, 11/15/50 (a)	150,000	100,443
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	170,000	136,070
3.33%, 10/01/50 (a)	125,000	87,468
PeaceHealth Obligated Group
4.79%, 11/15/48 (a)	105,000	90,229
3.22%, 11/15/50 (a)	175,000	111,468
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	175,000	175,678
4.55%, 02/16/29 (a)	150,000	148,992
PepsiCo, Inc.
4.55%, 02/13/26 (a)	160,000	160,346
2.85%, 02/24/26 (a)	300,000	294,919
2.38%, 10/06/26 (a)	405,000	391,319
5.13%, 11/10/26 (a)	90,000	91,151
2.63%, 03/19/27 (a)	175,000	168,656
3.00%, 10/15/27 (a)	500,000	481,501
3.60%, 02/18/28 (a)	300,000	291,787
4.45%, 05/15/28 (a)	200,000	199,894
7.00%, 03/01/29	200,000	217,800
4.50%, 07/17/29 (a)	200,000	199,530
2.63%, 07/29/29 (a)	300,000	275,021
2.75%, 03/19/30 (a)	500,000	454,341
1.63%, 05/01/30 (a)	295,000	251,653
1.40%, 02/25/31 (a)	350,000	285,887
1.95%, 10/21/31 (a)	460,000	382,855
3.90%, 07/18/32 (a)	400,000	374,030
4.80%, 07/17/34 (a)	150,000	147,031
5.50%, 01/15/40	100,000	101,295
3.50%, 03/19/40 (a)	200,000	161,041
2.63%, 10/21/41 (a)	50,000	34,655
4.00%, 03/05/42	260,000	216,417
3.60%, 08/13/42	145,000	113,719
4.45%, 04/14/46 (a)	375,000	324,410
3.45%, 10/06/46 (a)	200,000	147,100
4.00%, 05/02/47 (a)	225,000	180,266
3.38%, 07/29/49 (a)	225,000	161,212
2.88%, 10/15/49 (a)	375,000	244,287
3.63%, 03/19/50 (a)	375,000	279,190
2.75%, 10/21/51 (a)	285,000	177,234
4.20%, 07/18/52 (a)	155,000	126,269
4.65%, 02/15/53 (a)	25,000	21,839
5.25%, 07/17/54 (a)	150,000	144,809
3.88%, 03/19/60 (a)	120,000	90,138
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (a)	825,000	823,922
4.45%, 05/19/28 (a)	1,125,000	1,115,426
4.65%, 05/19/30 (a)	800,000	791,729
4.75%, 05/19/33 (a)	1,455,000	1,410,447
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.11%, 05/19/43 (a)	890,000	835,994
5.30%, 05/19/53 (a)	1,845,000	1,730,067
5.34%, 05/19/63 (a)	1,080,000	991,828
Pfizer, Inc.
2.75%, 06/03/26	465,000	454,270
3.00%, 12/15/26	450,000	437,952
3.60%, 09/15/28 (a)	310,000	300,006
3.45%, 03/15/29 (a)	505,000	481,530
2.63%, 04/01/30 (a)	350,000	314,077
1.70%, 05/28/30 (a)	250,000	212,947
1.75%, 08/18/31 (a)	300,000	247,182
4.00%, 12/15/36	250,000	222,847
4.10%, 09/15/38 (a)	200,000	174,758
3.90%, 03/15/39 (a)	300,000	253,740
7.20%, 03/15/39	705,000	824,200
2.55%, 05/28/40 (a)	410,000	283,943
5.60%, 09/15/40	140,000	141,267
4.30%, 06/15/43	250,000	213,290
4.40%, 05/15/44	350,000	302,754
4.13%, 12/15/46	365,000	293,900
4.20%, 09/15/48 (a)	325,000	263,704
4.00%, 03/15/49 (a)	395,000	309,965
2.70%, 05/28/50 (a)	250,000	154,095
Pharmacia LLC
6.60%, 12/01/28	345,000	366,771
Philip Morris International, Inc.
4.88%, 02/13/26	600,000	601,871
2.75%, 02/25/26 (a)	255,000	249,612
0.88%, 05/01/26 (a)	250,000	238,013
4.75%, 02/12/27	25,000	25,063
3.13%, 08/17/27 (a)	50,000	48,231
4.38%, 11/01/27	255,000	252,974
5.13%, 11/17/27 (a)	500,000	506,038
4.88%, 02/15/28 (a)	635,000	636,679
3.13%, 03/02/28 (a)	250,000	237,934
5.25%, 09/07/28 (a)	100,000	101,497
4.88%, 02/13/29 (a)	250,000	249,891
3.38%, 08/15/29 (a)	200,000	187,755
4.63%, 11/01/29 (a)	255,000	251,618
5.63%, 11/17/29 (a)	400,000	412,177
5.13%, 02/15/30 (a)	600,000	603,459
2.10%, 05/01/30 (a)	330,000	285,298
5.50%, 09/07/30 (a)	200,000	204,839
1.75%, 11/01/30 (a)	265,000	221,374
5.13%, 02/13/31 (a)	250,000	250,380
4.75%, 11/01/31 (a)	200,000	195,710
5.75%, 11/17/32 (a)	475,000	488,611
5.38%, 02/15/33 (a)	500,000	501,125
5.63%, 09/07/33 (a)	330,000	335,366
5.25%, 02/13/34 (a)	500,000	494,995
4.90%, 11/01/34 (a)	200,000	192,454
6.38%, 05/16/38	400,000	430,304
4.38%, 11/15/41	250,000	212,567
4.50%, 03/20/42	250,000	216,142
3.88%, 08/21/42	250,000	197,820
4.13%, 03/04/43	250,000	203,119
4.88%, 11/15/43	310,000	277,470
4.25%, 11/10/44	350,000	286,059
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	185,000	151,659
2.72%, 01/01/42 (a)	55,000	38,236
2.86%, 01/01/52 (a)	195,000	121,436
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	250,000	230,010
3.50%, 03/01/32 (a)	275,000	237,283
6.25%, 07/01/33 (a)	350,000	357,704
6.88%, 05/15/34 (a)	200,000	213,278
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Polaris, Inc.
6.95%, 03/15/29 (a)	150,000	157,915
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	100,000	90,526
Procter & Gamble Co.
4.10%, 01/26/26	200,000	199,462
2.70%, 02/02/26	70,000	68,734
1.00%, 04/23/26	250,000	239,849
2.45%, 11/03/26	375,000	362,749
1.90%, 02/01/27	250,000	237,775
2.80%, 03/25/27	200,000	193,508
2.85%, 08/11/27	275,000	264,779
3.95%, 01/26/28	275,000	271,650
3.00%, 03/25/30	470,000	433,727
1.20%, 10/29/30	375,000	309,692
1.95%, 04/23/31	325,000	277,455
2.30%, 02/01/32	275,000	236,323
4.05%, 01/26/33	250,000	238,615
4.55%, 01/29/34	295,000	287,245
5.80%, 08/15/34	290,000	308,574
5.55%, 03/05/37	115,000	120,688
3.55%, 03/25/40	210,000	174,253
3.50%, 10/25/47	150,000	113,988
3.60%, 03/25/50	150,000	115,102
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	210,000	187,994
5.40%, 10/01/33 (a)	150,000	150,049
3.74%, 10/01/47	167,000	123,549
3.93%, 10/01/48 (a)	150,000	114,213
2.70%, 10/01/51 (a)	225,000	131,780
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	90,441
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	100,000	98,352
4.20%, 06/30/29 (a)	350,000	339,505
2.95%, 06/30/30 (a)	200,000	179,661
2.80%, 06/30/31 (a)	200,000	173,742
6.40%, 11/30/33 (a)	250,000	268,152
5.00%, 12/15/34 (a)	250,000	242,943
4.70%, 03/30/45 (a)	100,000	87,707
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	140,000	94,843
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	375,000	312,301
2.80%, 09/15/50 (a)	250,000	147,285
Revvity, Inc.
1.90%, 09/15/28 (a)	150,000	134,368
3.30%, 09/15/29 (a)	250,000	230,769
2.55%, 03/15/31 (a)	75,000	63,572
2.25%, 09/15/31 (a)	290,000	239,357
3.63%, 03/15/51 (a)	125,000	85,101
Reynolds American, Inc.
5.70%, 08/15/35 (a)	200,000	200,436
7.25%, 06/15/37	125,000	137,351
6.15%, 09/15/43	175,000	173,486
5.85%, 08/15/45 (a)	710,000	675,821
Royalty Pharma PLC
1.75%, 09/02/27 (a)	435,000	400,855
5.15%, 09/02/29 (a)	245,000	244,325
2.20%, 09/02/30 (a)	400,000	339,711
2.15%, 09/02/31 (a)	175,000	143,645
5.40%, 09/02/34 (a)	150,000	146,144
3.30%, 09/02/40 (a)	300,000	217,178
3.55%, 09/02/50 (a)	300,000	199,763
3.35%, 09/02/51 (a)	265,000	168,276
5.90%, 09/02/54 (a)	25,000	23,783
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	143,568
Sanofi SA
3.63%, 06/19/28 (a)	275,000	266,633
Seattle Children's Hospital
2.72%, 10/01/50 (a)	135,000	83,862
Sentara Health
2.93%, 11/01/51 (a)	100,000	64,162
Sharp HealthCare
2.68%, 08/01/50 (a)	100,000	61,778
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	500,000	488,926
Smith & Nephew PLC
5.15%, 03/20/27 (a)	110,000	110,809
2.03%, 10/14/30 (a)	270,000	226,485
5.40%, 03/20/34 (a)	200,000	198,541
Solventum Corp.
5.45%, 02/25/27 (a)(d)	250,000	252,341
5.40%, 03/01/29 (a)(d)	400,000	401,425
5.45%, 03/13/31 (a)(d)	275,000	274,982
5.60%, 03/23/34 (a)(d)	450,000	447,891
5.90%, 04/30/54 (a)(d)	350,000	341,500
6.00%, 05/15/64 (a)(d)	150,000	146,174
SSM Health Care Corp.
4.89%, 06/01/28 (a)	200,000	199,582
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	92,315
3.80%, 11/15/48 (a)	150,000	116,229
3.03%, 08/15/51 (a)	150,000	99,006
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	250,000	215,989
3.75%, 03/15/51 (a)	200,000	141,231
Stryker Corp.
3.50%, 03/15/26 (a)	240,000	236,826
3.65%, 03/07/28 (a)	150,000	144,914
4.85%, 12/08/28 (a)	150,000	150,452
4.25%, 09/11/29 (a)	225,000	218,957
1.95%, 06/15/30 (a)	300,000	257,991
4.63%, 09/11/34 (a)	200,000	190,838
4.10%, 04/01/43 (a)	115,000	94,369
4.38%, 05/15/44 (a)	105,000	88,428
4.63%, 03/15/46 (a)	280,000	243,204
2.90%, 06/15/50 (a)	200,000	129,483
Summa Health
3.51%, 11/15/51 (a)	150,000	109,296
Sutter Health
3.70%, 08/15/28 (a)	50,000	48,031
2.29%, 08/15/30 (a)	250,000	217,787
5.16%, 08/15/33 (a)	150,000	149,263
3.16%, 08/15/40 (a)	150,000	113,115
4.09%, 08/15/48 (a)	180,000	145,989
3.36%, 08/15/50 (a)	200,000	140,451
5.55%, 08/15/53 (a)	45,000	45,017
Sysco Corp.
3.30%, 07/15/26 (a)	250,000	244,932
3.25%, 07/15/27 (a)	300,000	289,454
5.75%, 01/17/29 (a)	150,000	154,506
2.40%, 02/15/30 (a)	200,000	176,559
5.95%, 04/01/30 (a)	200,000	208,297
2.45%, 12/14/31 (a)	150,000	125,958
5.38%, 09/21/35	200,000	201,305
6.60%, 04/01/40 (a)	170,000	183,540
4.85%, 10/01/45 (a)	175,000	153,502
4.50%, 04/01/46 (a)	150,000	124,489
4.45%, 03/15/48 (a)	175,000	143,055
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 02/15/50 (a)	215,000	145,250
6.60%, 04/01/50 (a)	380,000	417,168
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	500,000	501,534
2.05%, 03/31/30 (a)	800,000	689,349
5.30%, 07/05/34 (a)	205,000	203,213
3.03%, 07/09/40 (a)	450,000	326,891
5.65%, 07/05/44 (a)	200,000	196,755
3.18%, 07/09/50 (a)	545,000	353,302
5.65%, 07/05/54 (a)	200,000	193,197
3.38%, 07/09/60 (a)	300,000	189,685
5.80%, 07/05/64 (a)	200,000	192,850
Texas Health Resources
2.33%, 11/15/50 (a)	100,000	57,274
4.33%, 11/15/55	100,000	82,258
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	295,000	297,195
5.00%, 12/05/26 (a)	300,000	302,852
4.80%, 11/21/27 (a)	100,000	100,760
1.75%, 10/15/28 (a)	200,000	179,891
5.00%, 01/31/29 (a)	325,000	327,780
2.60%, 10/01/29 (a)	260,000	236,548
4.98%, 08/10/30 (a)	250,000	251,953
2.00%, 10/15/31 (a)	375,000	312,259
4.95%, 11/21/32 (a)	200,000	198,702
5.09%, 08/10/33 (a)	300,000	298,357
5.20%, 01/31/34 (a)	200,000	200,722
2.80%, 10/15/41 (a)	200,000	140,656
5.30%, 02/01/44 (a)	148,000	141,682
4.10%, 08/15/47 (a)	235,000	190,633
Toledo Hospital
5.75%, 11/15/38 (a)	145,000	143,985
Trinity Health Corp.
2.63%, 12/01/40 (a)	80,000	55,770
4.13%, 12/01/45	175,000	143,509
3.43%, 12/01/48	125,000	93,305
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	200,000	198,503
3.55%, 06/02/27 (a)	420,000	407,623
4.35%, 03/01/29 (a)	415,000	403,327
5.40%, 03/15/29 (a)	200,000	202,386
5.70%, 03/15/34 (a)	250,000	253,244
4.88%, 08/15/34 (a)	250,000	238,729
5.15%, 08/15/44 (a)	175,000	159,667
4.55%, 06/02/47 (a)	250,000	205,397
5.10%, 09/28/48 (a)	335,000	298,047
UMass Memorial Health Care Obligated Group
5.36%, 07/01/52 (a)	125,000	114,892
Unilever Capital Corp.
2.00%, 07/28/26	270,000	260,282
2.90%, 05/05/27 (a)	445,000	429,529
4.25%, 08/12/27 (a)	200,000	198,858
3.50%, 03/22/28 (a)	350,000	338,756
2.13%, 09/06/29 (a)	200,000	178,069
1.38%, 09/14/30 (a)	195,000	161,908
1.75%, 08/12/31 (a)	300,000	248,316
5.90%, 11/15/32	325,000	345,266
5.00%, 12/08/33 (a)	200,000	199,934
4.63%, 08/12/34 (a)	300,000	289,008
2.63%, 08/12/51 (a)	160,000	97,154
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	265,000	250,907
2.65%, 10/15/30 (a)	250,000	214,979
2.65%, 01/15/32 (a)	150,000	123,191
5.05%, 10/15/34 (a)	150,000	140,100
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UPMC
5.38%, 05/15/43 (a)	205,000	199,458
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	635,000	625,516
5.25%, 06/15/46 (a)	300,000	252,280
Viatris, Inc.
2.30%, 06/22/27 (a)	200,000	187,571
2.70%, 06/22/30 (a)	425,000	368,660
3.85%, 06/22/40 (a)	460,000	345,121
4.00%, 06/22/50 (a)	575,000	392,043
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	145,000	92,536
Whirlpool Corp.
4.75%, 02/26/29 (a)(c)	270,000	266,310
2.40%, 05/15/31 (a)	110,000	90,548
4.70%, 05/14/32 (a)	160,000	149,235
5.50%, 03/01/33 (a)	160,000	156,490
4.50%, 06/01/46 (a)	200,000	154,289
4.60%, 05/15/50 (a)	135,000	101,890
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	135,000	116,576
3.07%, 03/01/51 (a)	165,000	102,941
Wyeth LLC
6.50%, 02/01/34	370,000	403,019
6.00%, 02/15/36	300,000	316,249
5.95%, 04/01/37	550,000	574,842
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	87,168
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26 (a)	200,000	196,811
2.60%, 11/24/31 (a)	465,000	396,974
5.20%, 09/15/34 (a)	200,000	196,428
4.45%, 08/15/45 (a)	149,000	125,441
Zoetis, Inc.
3.00%, 09/12/27 (a)	340,000	325,942
3.90%, 08/20/28 (a)	220,000	213,293
2.00%, 05/15/30 (a)	250,000	215,206
4.70%, 02/01/43 (a)	425,000	377,797
3.95%, 09/12/47 (a)	175,000	135,236
4.45%, 08/20/48 (a)	150,000	123,849
3.00%, 05/15/50 (a)	115,000	73,773
		305,969,972
Energy 1.7%
Apache Corp.
4.38%, 10/15/28 (a)	105,000	101,545
4.25%, 01/15/30 (a)	230,000	216,311
6.00%, 01/15/37	150,000	148,465
5.10%, 09/01/40 (a)	360,000	313,413
5.25%, 02/01/42 (a)	140,000	121,070
4.75%, 04/15/43 (a)	160,000	127,750
5.35%, 07/01/49 (a)	120,000	99,769
Baker Hughes Holdings LLC
5.13%, 09/15/40	300,000	285,445
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	200,000	190,572
3.34%, 12/15/27 (a)	400,000	385,827
3.14%, 11/07/29 (a)	150,000	138,568
4.49%, 05/01/30 (a)	270,000	264,661
4.08%, 12/15/47 (a)	380,000	299,198
Boardwalk Pipelines LP
5.95%, 06/01/26 (a)	200,000	202,536
4.45%, 07/15/27 (a)	260,000	257,377
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 05/03/29 (a)	160,000	157,880
3.40%, 02/15/31 (a)	350,000	312,904
BP Capital Markets America, Inc.
3.41%, 02/11/26 (a)	367,000	362,606
3.12%, 05/04/26 (a)	300,000	294,668
3.02%, 01/16/27 (a)	325,000	315,096
3.54%, 04/06/27 (a)	160,000	156,340
3.59%, 04/14/27 (a)	250,000	244,423
5.02%, 11/17/27 (a)	315,000	318,386
3.94%, 09/21/28 (a)	325,000	315,294
4.23%, 11/06/28 (a)	550,000	538,756
4.70%, 04/10/29 (a)	345,000	343,066
4.97%, 10/17/29 (a)	200,000	200,963
4.87%, 11/25/29 (a)	200,000	200,172
3.63%, 04/06/30 (a)	340,000	320,236
1.75%, 08/10/30 (a)	425,000	359,790
2.72%, 01/12/32 (a)	745,000	638,098
4.81%, 02/13/33 (a)	600,000	579,174
4.89%, 09/11/33 (a)	460,000	445,201
4.99%, 04/10/34 (a)	330,000	321,458
5.23%, 11/17/34 (a)	250,000	246,162
3.06%, 06/17/41 (a)	435,000	313,976
3.00%, 02/24/50 (a)	625,000	397,564
2.77%, 11/10/50 (a)	530,000	317,954
2.94%, 06/04/51 (a)	755,000	467,254
3.00%, 03/17/52 (a)	400,000	249,939
3.38%, 02/08/61 (a)	605,000	384,175
BP Capital Markets PLC
3.28%, 09/19/27 (a)	450,000	435,049
3.72%, 11/28/28 (a)	250,000	240,546
Burlington Resources LLC
7.20%, 08/15/31	100,000	111,061
5.95%, 10/15/36	90,000	93,776
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	200,000	195,768
2.95%, 07/15/30 (a)	250,000	222,113
7.20%, 01/15/32	175,000	191,237
6.45%, 06/30/33	160,000	168,112
5.85%, 02/01/35	175,000	175,795
6.50%, 02/15/37	290,000	301,427
6.25%, 03/15/38	300,000	306,614
6.75%, 02/01/39	100,000	106,127
4.95%, 06/01/47 (a)	235,000	201,880
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	250,000	246,837
2.65%, 01/15/32 (a)	100,000	83,289
5.25%, 06/15/37 (a)	99,000	92,832
6.75%, 11/15/39	225,000	242,242
5.40%, 06/15/47 (a)	175,000	155,797
3.75%, 02/15/52 (a)	225,000	155,417
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	370,000	371,996
3.70%, 11/15/29 (a)	325,000	305,055
2.74%, 12/31/39 (a)	200,000	159,876
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	425,000	411,475
4.00%, 03/01/31 (a)	390,000	361,057
3.25%, 01/31/32 (a)	360,000	312,318
5.95%, 06/30/33 (a)	490,000	500,882
5.75%, 08/15/34 (a)(d)	310,000	311,537
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	565,000	554,027
5.65%, 04/15/34 (a)	400,000	400,907
Chevron Corp.
2.95%, 05/16/26 (a)	650,000	637,469
2.00%, 05/11/27 (a)	100,000	94,560
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.24%, 05/11/30 (a)	500,000	440,478
3.08%, 05/11/50 (a)	350,000	231,735
Chevron USA, Inc.
1.02%, 08/12/27 (a)	260,000	238,000
3.85%, 01/15/28 (a)	175,000	172,649
3.25%, 10/15/29 (a)	75,000	70,611
6.00%, 03/01/41 (a)	125,000	132,784
5.25%, 11/15/43 (a)	110,000	107,067
2.34%, 08/12/50 (a)	325,000	182,984
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	100,000	96,270
ConocoPhillips
5.90%, 10/15/32	100,000	105,823
6.50%, 02/01/39	500,000	546,678
4.88%, 10/01/47 (a)	140,000	123,263
ConocoPhillips Co.
4.70%, 01/15/30 (a)	350,000	346,210
4.85%, 01/15/32 (a)	200,000	196,002
5.05%, 09/15/33 (a)	440,000	434,166
5.00%, 01/15/35 (a)	370,000	359,538
3.76%, 03/15/42 (a)	400,000	315,021
4.30%, 11/15/44 (a)	225,000	188,070
3.80%, 03/15/52 (a)	355,000	259,735
5.30%, 05/15/53 (a)	325,000	300,769
5.55%, 03/15/54 (a)	300,000	288,305
5.50%, 01/15/55 (a)	400,000	379,828
4.03%, 03/15/62 (a)	575,000	418,028
5.70%, 09/15/63 (a)	250,000	239,759
5.65%, 01/15/65 (a)	200,000	189,016
Continental Resources, Inc.
4.38%, 01/15/28 (a)	300,000	291,810
4.90%, 06/01/44 (a)	225,000	182,325
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	195,492
4.38%, 03/15/29 (a)	170,000	164,565
5.60%, 03/15/34 (a)	100,000	99,237
5.40%, 02/15/35 (a)	200,000	194,092
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	100,000	101,427
5.13%, 05/15/29 (a)	100,000	100,126
8.13%, 08/16/30	210,000	237,549
3.25%, 02/15/32 (a)	170,000	146,413
5.60%, 04/01/44 (a)	115,000	107,513
Devon Energy Corp.
5.25%, 10/15/27 (a)	270,000	270,334
5.88%, 06/15/28 (a)(d)	150,000	150,635
4.50%, 01/15/30 (a)	185,000	179,095
7.88%, 09/30/31	175,000	197,342
7.95%, 04/15/32	100,000	112,869
5.20%, 09/15/34 (a)	205,000	194,809
5.60%, 07/15/41 (a)	250,000	231,406
4.75%, 05/15/42 (a)	445,000	369,876
5.00%, 06/15/45 (a)	280,000	234,038
5.75%, 09/15/54 (a)	225,000	204,295
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	250,000	243,529
5.20%, 04/18/27 (a)	200,000	201,986
3.50%, 12/01/29 (a)	300,000	279,181
5.15%, 01/30/30 (a)	230,000	230,492
3.13%, 03/24/31 (a)	205,000	181,546
6.25%, 03/15/33 (a)	400,000	416,215
5.40%, 04/18/34 (a)	325,000	319,900
4.40%, 03/24/51 (a)	175,000	135,951
4.25%, 03/15/52 (a)	275,000	208,007
6.25%, 03/15/53 (a)	200,000	199,876
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 04/18/54 (a)	505,000	473,951
5.90%, 04/18/64 (a)	285,000	268,271
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	245,000	224,402
4.80%, 11/01/43 (a)(d)	110,000	96,922
4.60%, 12/15/44 (a)	150,000	126,803
Enbridge Energy Partners LP
7.50%, 04/15/38	115,000	130,794
5.50%, 09/15/40 (a)	200,000	191,169
7.38%, 10/15/45 (a)	240,000	271,353
Enbridge, Inc.
1.60%, 10/04/26 (a)	215,000	203,685
5.90%, 11/15/26 (a)	200,000	203,949
4.25%, 12/01/26 (a)	325,000	322,196
5.25%, 04/05/27 (a)	200,000	202,335
3.70%, 07/15/27 (a)	225,000	219,616
6.00%, 11/15/28 (a)	200,000	207,067
5.30%, 04/05/29 (a)	200,000	202,151
3.13%, 11/15/29 (a)	350,000	320,644
6.20%, 11/15/30 (a)	210,000	221,104
5.70%, 03/08/33 (a)	740,000	748,326
2.50%, 08/01/33 (a)	475,000	381,526
5.63%, 04/05/34 (a)	230,000	231,514
4.50%, 06/10/44 (a)	280,000	230,853
5.50%, 12/01/46 (a)	150,000	142,769
4.00%, 11/15/49 (a)	150,000	112,550
3.40%, 08/01/51 (a)	100,000	67,063
6.70%, 11/15/53 (a)	350,000	380,295
5.95%, 04/05/54 (a)	275,000	272,361
7.20%, 06/27/54 (a)(b)	200,000	206,031
Energy Transfer LP
4.75%, 01/15/26 (a)	200,000	199,853
3.90%, 07/15/26 (a)	50,000	49,368
6.05%, 12/01/26 (a)	350,000	357,680
4.40%, 03/15/27 (a)	225,000	222,891
4.20%, 04/15/27 (a)	150,000	148,103
5.50%, 06/01/27 (a)	275,000	278,664
4.00%, 10/01/27 (a)	200,000	195,606
5.55%, 02/15/28 (a)	250,000	253,945
4.95%, 05/15/28 (a)	250,000	249,767
4.95%, 06/15/28 (a)	350,000	349,434
6.10%, 12/01/28 (a)	150,000	155,848
5.25%, 04/15/29 (a)	500,000	501,886
5.25%, 07/01/29 (a)	250,000	251,236
4.15%, 09/15/29 (a)	200,000	191,945
3.75%, 05/15/30 (a)	335,000	312,398
6.40%, 12/01/30 (a)	400,000	422,534
5.75%, 02/15/33 (a)	520,000	526,649
6.55%, 12/01/33 (a)	400,000	425,088
5.55%, 05/15/34 (a)	360,000	357,180
5.60%, 09/01/34 (a)	350,000	348,659
4.90%, 03/15/35 (a)	205,000	192,642
6.63%, 10/15/36	185,000	196,674
7.50%, 07/01/38	150,000	169,876
6.05%, 06/01/41 (a)	200,000	199,265
6.50%, 02/01/42 (a)	350,000	362,574
6.10%, 02/15/42	185,000	182,395
4.95%, 01/15/43 (a)	100,000	85,958
5.15%, 02/01/43 (a)	165,000	145,491
5.95%, 10/01/43 (a)	198,000	191,999
5.30%, 04/01/44 (a)	150,000	134,225
5.00%, 05/15/44 (a)	235,000	202,097
5.15%, 03/15/45 (a)	345,000	302,238
5.35%, 05/15/45 (a)	150,000	135,090
6.13%, 12/15/45 (a)	300,000	296,147
5.30%, 04/15/47 (a)	400,000	353,765
5.40%, 10/01/47 (a)	400,000	359,316
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 06/15/48 (a)	310,000	300,186
6.25%, 04/15/49 (a)	500,000	501,287
5.00%, 05/15/50 (a)	550,000	467,502
5.95%, 05/15/54 (a)	505,000	486,857
6.05%, 09/01/54 (a)	350,000	342,493
Eni USA, Inc.
7.30%, 11/15/27	100,000	106,592
EnLink Midstream LLC
5.38%, 06/01/29 (a)	155,000	154,950
5.65%, 09/01/34 (a)	150,000	149,517
EnLink Midstream Partners LP
4.85%, 07/15/26 (a)	200,000	199,589
5.60%, 04/01/44 (a)	100,000	91,854
5.05%, 04/01/45 (a)	225,000	193,055
5.45%, 06/01/47 (a)	220,000	198,014
Enterprise Products Operating LLC
5.05%, 01/10/26	200,000	200,963
3.70%, 02/15/26 (a)	150,000	148,630
4.60%, 01/11/27 (a)	300,000	300,113
3.95%, 02/15/27 (a)	185,000	182,404
4.15%, 10/16/28 (a)	325,000	317,266
3.13%, 07/31/29 (a)	300,000	279,189
2.80%, 01/31/30 (a)	400,000	361,562
5.35%, 01/31/33 (a)	300,000	302,510
6.88%, 03/01/33	340,000	374,674
4.85%, 01/31/34 (a)	200,000	193,556
6.65%, 10/15/34	100,000	109,028
4.95%, 02/15/35 (a)	325,000	314,624
7.55%, 04/15/38	150,000	175,914
6.13%, 10/15/39	175,000	181,982
6.45%, 09/01/40	140,000	150,853
5.95%, 02/01/41	250,000	256,577
5.70%, 02/15/42	175,000	174,305
4.85%, 08/15/42 (a)	245,000	221,048
4.45%, 02/15/43 (a)	300,000	256,064
4.85%, 03/15/44 (a)	400,000	357,930
5.10%, 02/15/45 (a)	350,000	322,329
4.90%, 05/15/46 (a)	285,000	253,823
4.25%, 02/15/48 (a)	320,000	256,519
4.80%, 02/01/49 (a)	405,000	350,408
4.20%, 01/31/50 (a)	390,000	307,267
3.70%, 01/31/51 (a)	245,000	175,933
3.20%, 02/15/52 (a)	325,000	211,343
3.30%, 02/15/53 (a)	270,000	177,888
4.95%, 10/15/54 (a)	155,000	136,120
5.55%, 02/16/55 (a)	425,000	408,883
3.95%, 01/31/60 (a)	330,000	237,695
5.25%, 08/16/77 (a)(b)	355,000	347,056
5.38%, 02/15/78 (a)(b)	260,000	248,831
EOG Resources, Inc.
4.15%, 01/15/26 (a)	265,000	263,804
4.38%, 04/15/30 (a)	250,000	243,250
3.90%, 04/01/35 (a)	165,000	146,979
4.95%, 04/15/50 (a)	190,000	168,805
5.65%, 12/01/54 (a)	300,000	294,046
EQT Corp.
3.90%, 10/01/27 (a)	350,000	340,193
5.70%, 04/01/28 (a)	150,000	152,313
5.00%, 01/15/29 (a)	100,000	98,654
7.00%, 02/01/30 (a)(g)	230,000	244,822
5.75%, 02/01/34 (a)	150,000	149,158
Expand Energy Corp.
5.38%, 02/01/29 (a)	200,000	197,115
5.38%, 03/15/30 (a)	300,000	293,523
4.75%, 02/01/32 (a)	350,000	325,307
5.70%, 01/15/35 (a)	225,000	221,310
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	625,000	615,322
2.28%, 08/16/26 (a)	355,000	343,277
3.29%, 03/19/27 (a)	300,000	293,855
2.44%, 08/16/29 (a)	300,000	273,816
3.48%, 03/19/30 (a)	575,000	541,582
2.61%, 10/15/30 (a)	625,000	556,908
3.00%, 08/16/39 (a)	230,000	174,060
4.23%, 03/19/40 (a)	600,000	526,013
3.57%, 03/06/45 (a)	300,000	225,693
4.11%, 03/01/46 (a)	765,000	620,144
3.10%, 08/16/49 (a)	640,000	426,054
4.33%, 03/19/50 (a)	765,000	629,948
3.45%, 04/15/51 (a)	865,000	607,639
Halliburton Co.
2.92%, 03/01/30 (a)	305,000	274,917
4.85%, 11/15/35 (a)	375,000	356,475
6.70%, 09/15/38	370,000	404,039
7.45%, 09/15/39	300,000	350,694
4.75%, 08/01/43 (a)	225,000	196,159
5.00%, 11/15/45 (a)	550,000	492,894
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	245,000	204,179
5.50%, 12/01/34 (a)(c)(d)	250,000	237,675
Hess Corp.
4.30%, 04/01/27 (a)	230,000	227,727
7.88%, 10/01/29	175,000	194,851
7.30%, 08/15/31	258,000	286,718
7.13%, 03/15/33	175,000	194,268
6.00%, 01/15/40	240,000	250,088
5.60%, 02/15/41	350,000	345,527
5.80%, 04/01/47 (a)	150,000	150,235
HF Sinclair Corp.
5.88%, 04/01/26 (a)	205,000	206,621
6.38%, 04/15/27 (a)	180,000	182,597
5.00%, 02/01/28 (a)	170,000	167,991
4.50%, 10/01/30 (a)	105,000	99,151
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	235,000	258,038
7.75%, 03/15/32	100,000	112,717
7.30%, 08/15/33	250,000	278,286
5.80%, 03/15/35	415,000	418,329
6.50%, 02/01/37	150,000	157,149
6.95%, 01/15/38	350,000	379,860
6.50%, 09/01/39	200,000	209,055
6.55%, 09/15/40	165,000	171,404
7.50%, 11/15/40	150,000	168,825
6.38%, 03/01/41	185,000	188,885
5.63%, 09/01/41	175,000	164,966
5.00%, 08/15/42 (a)	100,000	87,187
4.70%, 11/01/42 (a)	175,000	147,385
5.00%, 03/01/43 (a)	250,000	218,406
5.50%, 03/01/44 (a)	190,000	176,093
5.40%, 09/01/44 (a)	100,000	91,137
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	390,000	382,955
5.00%, 02/01/29 (a)	300,000	299,069
5.10%, 08/01/29 (a)	150,000	150,091
2.00%, 02/15/31 (a)	375,000	314,012
7.80%, 08/01/31	300,000	338,260
7.75%, 01/15/32	250,000	284,415
4.80%, 02/01/33 (a)	250,000	237,942
5.20%, 06/01/33 (a)	100,000	97,742
5.40%, 02/01/34 (a)	325,000	320,683
5.30%, 12/01/34 (a)	170,000	165,971
5.55%, 06/01/45 (a)	525,000	490,834
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 02/15/46 (a)	250,000	217,347
5.20%, 03/01/48 (a)	246,000	217,375
3.25%, 08/01/50 (a)	275,000	174,361
5.45%, 08/01/52 (a)	295,000	268,730
5.95%, 08/01/54 (a)	200,000	195,272
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	270,000	272,055
3.80%, 04/01/28 (a)	100,000	96,637
6.50%, 03/01/41 (a)	375,000	388,934
4.75%, 09/15/44 (a)	200,000	166,063
4.50%, 04/01/48 (a)	240,000	187,770
5.00%, 09/15/54 (a)	100,000	82,540
MPLX LP
1.75%, 03/01/26 (a)	450,000	434,691
4.13%, 03/01/27 (a)	400,000	394,260
4.25%, 12/01/27 (a)	246,000	242,275
4.00%, 03/15/28 (a)	350,000	339,473
4.80%, 02/15/29 (a)	250,000	247,965
2.65%, 08/15/30 (a)	450,000	393,895
4.95%, 09/01/32 (a)	285,000	275,294
5.00%, 03/01/33 (a)	350,000	336,781
5.50%, 06/01/34 (a)	505,000	498,238
4.50%, 04/15/38 (a)	550,000	479,734
5.20%, 03/01/47 (a)	300,000	266,478
5.20%, 12/01/47 (a)	150,000	132,807
4.70%, 04/15/48 (a)	535,000	438,687
5.50%, 02/15/49 (a)	425,000	390,873
4.95%, 03/14/52 (a)	425,000	357,687
4.90%, 04/15/58 (a)	140,000	113,203
National Fuel Gas Co.
5.50%, 01/15/26 (a)	185,000	185,790
5.50%, 10/01/26	100,000	100,843
3.95%, 09/15/27 (a)	200,000	194,579
4.75%, 09/01/28 (a)	100,000	98,756
2.95%, 03/01/31 (a)	70,000	60,371
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	245,410
NOV, Inc.
3.60%, 12/01/29 (a)	150,000	139,973
3.95%, 12/01/42 (a)	365,000	271,788
Occidental Petroleum Corp.
5.55%, 03/15/26 (a)	295,000	296,482
8.50%, 07/15/27 (a)	245,000	261,975
5.00%, 08/01/27 (a)	150,000	150,280
6.38%, 09/01/28 (a)	150,000	154,925
5.20%, 08/01/29 (a)	300,000	297,903
8.88%, 07/15/30 (a)	350,000	399,200
6.63%, 09/01/30 (a)	375,000	392,773
6.13%, 01/01/31 (a)	450,000	460,590
7.50%, 05/01/31	250,000	273,361
7.88%, 09/15/31	175,000	193,764
5.38%, 01/01/32 (a)	335,000	328,365
5.55%, 10/01/34 (a)	300,000	291,422
6.45%, 09/15/36	540,000	552,781
7.95%, 06/15/39	190,000	216,847
6.20%, 03/15/40	200,000	197,278
6.60%, 03/15/46 (a)	260,000	262,911
4.40%, 04/15/46 (a)	210,000	156,542
4.20%, 03/15/48 (a)	145,000	104,355
6.05%, 10/01/54 (a)	270,000	254,560
ONEOK Partners LP
6.65%, 10/01/36	135,000	143,581
6.85%, 10/15/37	175,000	188,323
6.13%, 02/01/41 (a)	200,000	199,098
6.20%, 09/15/43 (a)	150,000	149,997
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ONEOK, Inc.
5.85%, 01/15/26 (a)	215,000	216,993
5.00%, 03/01/26 (a)	25,000	25,035
5.55%, 11/01/26 (a)	250,000	253,166
4.00%, 07/13/27 (a)	190,000	186,636
4.25%, 09/24/27 (a)	250,000	246,492
4.55%, 07/15/28 (a)	225,000	221,763
5.65%, 11/01/28 (a)	200,000	204,168
4.35%, 03/15/29 (a)	230,000	224,043
3.40%, 09/01/29 (a)	250,000	232,574
3.10%, 03/15/30 (a)	250,000	226,713
3.25%, 06/01/30 (a)	195,000	177,085
5.80%, 11/01/30 (a)	200,000	205,977
6.35%, 01/15/31 (a)	200,000	210,330
4.75%, 10/15/31 (a)	300,000	290,235
6.10%, 11/15/32 (a)	375,000	388,546
6.05%, 09/01/33 (a)	475,000	489,177
5.05%, 11/01/34 (a)	575,000	550,352
6.00%, 06/15/35	100,000	102,665
5.15%, 10/15/43 (a)	215,000	192,273
4.25%, 09/15/46 (a)	195,000	150,148
4.95%, 07/13/47 (a)	265,000	224,703
4.20%, 10/03/47 (a)	145,000	109,753
5.20%, 07/15/48 (a)	300,000	264,964
4.85%, 02/01/49 (a)	164,000	136,340
4.45%, 09/01/49 (a)	200,000	156,136
3.95%, 03/01/50 (a)	250,000	180,679
4.50%, 03/15/50 (a)	125,000	98,567
7.15%, 01/15/51 (a)	135,000	146,719
6.63%, 09/01/53 (a)	525,000	552,700
5.70%, 11/01/54 (a)	350,000	329,366
5.85%, 11/01/64 (a)	175,000	164,006
Ovintiv, Inc.
5.38%, 01/01/26 (a)	175,000	175,581
5.65%, 05/15/28 (a)	200,000	202,772
7.20%, 11/01/31	210,000	225,538
7.38%, 11/01/31	260,000	282,542
6.25%, 07/15/33 (a)	200,000	204,833
6.50%, 08/15/34	250,000	259,549
6.63%, 08/15/37	115,000	118,073
6.50%, 02/01/38	200,000	203,792
7.10%, 07/15/53 (a)	25,000	26,668
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	170,000	162,730
5.15%, 11/15/29 (a)	250,000	244,039
7.15%, 10/01/33 (a)	115,000	120,719
Phillips 66
1.30%, 02/15/26 (a)	200,000	192,747
3.90%, 03/15/28 (a)	220,000	213,363
2.15%, 12/15/30 (a)	250,000	212,198
4.65%, 11/15/34 (a)	150,000	139,901
5.88%, 05/01/42	400,000	397,952
4.88%, 11/15/44 (a)	500,000	433,649
3.30%, 03/15/52 (a)	425,000	273,451
Phillips 66 Co.
4.95%, 12/01/27 (a)	230,000	231,896
3.75%, 03/01/28 (a)	350,000	339,038
3.15%, 12/15/29 (a)	395,000	362,599
5.25%, 06/15/31 (a)	110,000	110,316
5.30%, 06/30/33 (a)	300,000	297,701
4.95%, 03/15/35 (a)	200,000	189,025
4.68%, 02/15/45 (a)	185,000	155,198
4.90%, 10/01/46 (a)	315,000	270,680
5.65%, 06/15/54 (a)	150,000	141,685
5.50%, 03/15/55 (a)	100,000	92,156
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	250,000	241,390
5.10%, 03/29/26	290,000	291,942
1.90%, 08/15/30 (a)	380,000	323,758
2.15%, 01/15/31 (a)	250,000	212,425
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	160,000	159,259
3.55%, 12/15/29 (a)	290,000	269,774
3.80%, 09/15/30 (a)	200,000	185,870
5.70%, 09/15/34 (a)	200,000	199,951
6.65%, 01/15/37	150,000	157,293
5.15%, 06/01/42 (a)	200,000	177,564
4.30%, 01/31/43 (a)	150,000	119,004
4.70%, 06/15/44 (a)	120,000	99,222
4.90%, 02/15/45 (a)	200,000	169,675
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	450,000	454,400
5.00%, 03/15/27 (a)	420,000	421,057
4.20%, 03/15/28 (a)	450,000	439,473
4.50%, 05/15/30 (a)	525,000	508,623
5.90%, 09/15/37 (a)	150,000	153,162
Schlumberger Investment SA
4.50%, 05/15/28 (a)	200,000	198,539
2.65%, 06/26/30 (a)	325,000	289,914
5.00%, 06/01/34 (a)	175,000	172,069
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	400,000	358,854
2.75%, 04/06/30 (a)	500,000	450,831
4.13%, 05/11/35	450,000	412,757
4.55%, 08/12/43	375,000	327,311
4.38%, 05/11/45	825,000	690,265
4.00%, 05/10/46	640,000	501,941
3.75%, 09/12/46	400,000	300,501
3.25%, 04/06/50 (a)	650,000	437,771
Shell International Finance BV
2.88%, 05/10/26	500,000	489,220
2.50%, 09/12/26	305,000	295,320
3.88%, 11/13/28 (a)	500,000	485,707
6.38%, 12/15/38	785,000	854,802
5.50%, 03/25/40	50,000	50,070
2.88%, 11/26/41 (a)	220,000	155,418
3.63%, 08/21/42	250,000	194,499
3.13%, 11/07/49 (a)	420,000	277,000
3.00%, 11/26/51 (a)	275,000	174,139
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29 (a)(d)	300,000	294,719
5.58%, 10/01/34 (a)(d)	400,000	389,337
6.18%, 10/01/54 (a)(d)	205,000	198,233
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	150,000	146,492
5.95%, 09/25/43 (a)	200,000	197,241
4.50%, 03/15/45 (a)	100,000	82,112
Suncor Energy, Inc.
7.15%, 02/01/32	50,000	54,286
5.95%, 12/01/34	150,000	155,376
6.80%, 05/15/38	144,000	153,731
6.50%, 06/15/38	200,000	212,886
6.85%, 06/01/39	220,000	238,526
4.00%, 11/15/47 (a)	210,000	155,919
3.75%, 03/04/51 (a)	335,000	235,142
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	226,457
6.15%, 03/01/29 (a)	250,000	259,404
4.20%, 02/01/33 (a)	250,000	227,051
6.13%, 03/15/33 (a)	250,000	258,008
6.50%, 03/30/34 (a)	265,000	280,494
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 02/15/35 (a)	200,000	196,853
4.95%, 04/15/52 (a)	230,000	193,692
6.25%, 07/01/52 (a)	195,000	194,999
6.50%, 02/15/53 (a)	250,000	260,849
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	235,000	236,740
5.00%, 01/15/28 (a)	150,000	148,451
6.88%, 01/15/29 (a)	80,000	81,809
5.50%, 03/01/30 (a)	230,000	230,716
4.88%, 02/01/31 (a)	400,000	386,501
4.00%, 01/15/32 (a)	450,000	409,552
TC PipeLines LP
3.90%, 05/25/27 (a)	300,000	293,615
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100,000	104,367
Texas Eastern Transmission LP
7.00%, 07/15/32	100,000	109,620
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	406,000	386,940
2.83%, 01/10/30 (a)	250,000	227,598
2.99%, 06/29/41 (a)	300,000	215,771
3.46%, 07/12/49 (a)	300,000	210,604
3.13%, 05/29/50 (a)	815,000	535,106
3.39%, 06/29/60 (a)	305,000	197,506
TotalEnergies Capital SA
3.88%, 10/11/28	275,000	267,415
5.15%, 04/05/34 (a)	460,000	457,182
4.72%, 09/10/34 (a)	225,000	216,417
5.49%, 04/05/54 (a)	490,000	469,682
5.28%, 09/10/54 (a)	200,000	185,250
5.64%, 04/05/64 (a)	445,000	425,502
5.43%, 09/10/64 (a)	250,000	231,831
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	335,000	334,971
4.25%, 05/15/28 (a)	500,000	488,237
4.10%, 04/15/30 (a)	350,000	332,398
4.63%, 03/01/34 (a)	475,000	442,668
5.60%, 03/31/34	185,000	184,411
5.85%, 03/15/36	150,000	151,346
6.20%, 10/15/37	345,000	355,693
7.25%, 08/15/38	200,000	224,716
7.63%, 01/15/39	425,000	491,470
6.10%, 06/01/40	260,000	264,026
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	265,000	271,783
4.00%, 03/15/28 (a)	150,000	145,731
3.25%, 05/15/30 (a)	250,000	227,782
5.40%, 08/15/41 (a)	135,000	127,610
4.45%, 08/01/42 (a)	125,000	105,513
4.60%, 03/15/48 (a)	215,000	178,708
Valero Energy Corp.
3.40%, 09/15/26 (a)	140,000	137,175
2.15%, 09/15/27 (a)	215,000	201,097
4.35%, 06/01/28 (a)	150,000	147,059
4.00%, 04/01/29 (a)	150,000	144,058
2.80%, 12/01/31 (a)	200,000	170,746
7.50%, 04/15/32	170,000	191,115
6.63%, 06/15/37	400,000	421,005
4.90%, 03/15/45	200,000	175,428
3.65%, 12/01/51 (a)	235,000	158,417
4.00%, 06/01/52 (a)	205,000	146,294
Valero Energy Partners LP
4.50%, 03/15/28 (a)	160,000	157,809
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Midstream Operating LP
4.65%, 07/01/26 (a)	250,000	248,945
4.50%, 03/01/28 (a)	150,000	147,035
4.75%, 08/15/28 (a)	210,000	206,356
4.05%, 02/01/30 (a)(e)	470,000	441,085
5.45%, 11/15/34 (a)	200,000	193,054
5.45%, 04/01/44 (a)	200,000	177,851
5.30%, 03/01/48 (a)	190,000	161,546
5.50%, 08/15/48 (a)	135,000	117,130
5.25%, 02/01/50 (a)(e)	300,000	256,869
Williams Cos., Inc.
3.75%, 06/15/27 (a)	500,000	487,345
5.30%, 08/15/28 (a)	275,000	277,754
4.90%, 03/15/29 (a)	400,000	397,059
3.50%, 11/15/30 (a)	350,000	321,658
7.50%, 01/15/31	200,000	221,291
2.60%, 03/15/31 (a)	500,000	430,726
8.75%, 03/15/32	200,000	236,804
4.65%, 08/15/32 (a)	145,000	138,114
5.65%, 03/15/33 (a)	265,000	267,526
5.15%, 03/15/34 (a)	315,000	306,279
6.30%, 04/15/40	295,000	306,643
5.80%, 11/15/43 (a)	165,000	161,927
5.40%, 03/04/44 (a)	210,000	196,831
5.75%, 06/24/44 (a)	230,000	223,068
4.90%, 01/15/45 (a)	175,000	152,985
5.10%, 09/15/45 (a)	310,000	278,500
4.85%, 03/01/48 (a)	250,000	213,622
3.50%, 10/15/51 (a)	195,000	132,788
5.30%, 08/15/52 (a)	250,000	228,624
5.80%, 11/15/54 (a)	225,000	219,947
Woodside Finance Ltd.
5.10%, 09/12/34 (a)	315,000	300,243
5.70%, 09/12/54 (a)	150,000	140,074
		144,985,941
Industrial Other 0.1%
American University
3.67%, 04/01/49	175,000	135,049
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	115,000	117,701
Brown University
2.92%, 09/01/50 (a)	165,000	110,202
California Institute of Technology
4.32%, 08/01/45	100,000	87,179
4.70%, 11/01/11	170,000	140,294
3.65%, 09/01/19 (a)	150,000	95,615
Case Western Reserve University
5.41%, 06/01/22 (a)	130,000	121,702
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	294,124
4.00%, 05/01/32 (a)	270,000	253,023
Claremont Mckenna College
3.78%, 01/01/22 (a)	145,000	94,557
Duke University
2.68%, 10/01/44	165,000	116,870
2.76%, 10/01/50	115,000	74,134
2.83%, 10/01/55	190,000	118,185
Emory University
2.14%, 09/01/30 (a)	230,000	200,239
2.97%, 09/01/50 (a)	100,000	66,412
George Washington University
4.30%, 09/15/44	130,000	111,938
4.87%, 09/15/45	100,000	92,374
4.13%, 09/15/48 (a)	250,000	205,212
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Georgetown University
4.32%, 04/01/49 (a)	126,000	105,090
2.94%, 04/01/50 (a)	175,000	113,840
5.22%, 10/01/18 (a)	120,000	105,776
Howard University
5.21%, 10/01/52 (a)	125,000	108,960
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	300,000	312,253
Johns Hopkins University
4.71%, 07/01/32 (a)	150,000	147,589
4.08%, 07/01/53	120,000	97,807
2.81%, 01/01/60 (a)	145,000	87,348
Leland Stanford Junior University
1.29%, 06/01/27 (a)	170,000	156,915
3.65%, 05/01/48 (a)	220,000	170,623
2.41%, 06/01/50 (a)	205,000	121,776
Massachusetts Institute of Technology
3.96%, 07/01/38	100,000	88,928
2.99%, 07/01/50 (a)	200,000	135,168
2.29%, 07/01/51 (a)	175,000	100,810
3.07%, 04/01/52 (a)	175,000	119,045
5.60%, 07/01/11	200,000	201,136
4.68%, 07/01/14	160,000	135,594
3.89%, 07/01/16	160,000	112,561
Northeastern University
2.89%, 10/01/50	100,000	66,862
Northwestern University
4.64%, 12/01/44	150,000	138,002
2.64%, 12/01/50 (a)	100,000	63,215
3.66%, 12/01/57 (a)	110,000	81,068
President & Fellows of Harvard College
4.88%, 10/15/40	50,000	47,995
3.15%, 07/15/46 (a)	232,000	168,356
2.52%, 10/15/50 (a)	100,000	60,593
3.75%, 11/15/52 (a)	250,000	192,684
3.30%, 07/15/56 (a)	150,000	103,134
Quanta Services, Inc.
2.90%, 10/01/30 (a)	255,000	227,665
2.35%, 01/15/32 (a)	265,000	219,589
5.25%, 08/09/34 (a)	150,000	146,798
3.05%, 10/01/41 (a)	100,000	70,285
Thomas Jefferson University
3.85%, 11/01/57 (a)	210,000	155,723
Trustees of Boston College
3.13%, 07/01/52	175,000	120,419
Trustees of Boston University
4.06%, 10/01/48 (a)	155,000	128,710
Trustees of Princeton University
5.70%, 03/01/39	225,000	235,616
2.52%, 07/01/50 (a)	100,000	62,452
4.20%, 03/01/52 (a)	85,000	72,236
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	110,000	65,604
4.67%, 09/01/12	100,000	83,832
3.61%, 02/15/19 (a)	135,000	87,289
University of Chicago
2.76%, 04/01/45 (a)	205,000	156,252
2.55%, 04/01/50 (a)	130,000	83,095
4.00%, 10/01/53 (a)	125,000	101,560
University of Miami
4.06%, 04/01/52	145,000	116,729
University of Notre Dame du Lac
3.44%, 02/15/45	135,000	103,038
3.39%, 02/15/48 (a)	159,000	118,084
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Southern California
3.03%, 10/01/39	235,000	186,630
3.84%, 10/01/47 (a)	175,000	140,465
2.81%, 10/01/50 (a)	160,000	102,900
2.95%, 10/01/51 (a)	180,000	118,208
4.98%, 10/01/53 (a)	90,000	84,173
5.25%, 10/01/11	95,000	89,181
3.23%, 10/01/20 (a)	95,000	54,890
Washington University
3.52%, 04/15/54 (a)	105,000	76,297
4.35%, 04/15/22 (a)	155,000	119,383
William Marsh Rice University
3.57%, 05/15/45	100,000	79,482
3.77%, 05/15/55	125,000	96,772
Yale University
1.48%, 04/15/30 (a)	195,000	166,024
2.40%, 04/15/50 (a)	190,000	113,493
		9,560,812
Technology 2.2%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	350,000	344,930
4.05%, 10/04/29 (a)	300,000	291,271
4.25%, 10/04/31 (a)	300,000	288,704
4.50%, 10/04/34 (a)	400,000	380,215
Adobe, Inc.
2.15%, 02/01/27 (a)	285,000	272,001
4.85%, 04/04/27 (a)	175,000	176,296
4.80%, 04/04/29 (a)	260,000	261,374
2.30%, 02/01/30 (a)	395,000	351,408
4.95%, 04/04/34 (a)	200,000	198,496
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	150,000	139,416
4.39%, 06/01/52 (a)	200,000	167,190
Alphabet, Inc.
2.00%, 08/15/26 (a)	500,000	481,683
0.80%, 08/15/27 (a)	325,000	297,337
1.10%, 08/15/30 (a)	675,000	561,753
1.90%, 08/15/40 (a)	525,000	343,049
2.05%, 08/15/50 (a)	750,000	416,709
2.25%, 08/15/60 (a)	585,000	317,109
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	217,597
Analog Devices, Inc.
3.50%, 12/05/26 (a)	225,000	220,939
3.45%, 06/15/27 (a)	175,000	170,573
1.70%, 10/01/28 (a)	215,000	192,948
2.10%, 10/01/31 (a)	300,000	251,485
5.05%, 04/01/34 (a)	150,000	149,989
2.80%, 10/01/41 (a)	250,000	176,468
2.95%, 10/01/51 (a)	400,000	254,339
5.30%, 04/01/54 (a)	150,000	142,871
Apple, Inc.
0.70%, 02/08/26 (a)	775,000	744,762
3.25%, 02/23/26 (a)	995,000	982,647
4.42%, 05/08/26 (a)	305,000	304,879
2.45%, 08/04/26 (a)	630,000	611,539
2.05%, 09/11/26 (a)	640,000	616,006
3.35%, 02/09/27 (a)	720,000	705,444
3.20%, 05/11/27 (a)	560,000	544,550
3.00%, 06/20/27 (a)	275,000	266,721
2.90%, 09/12/27 (a)	625,000	601,186
3.00%, 11/13/27 (a)	450,000	434,526
1.20%, 02/08/28 (a)	750,000	678,029
4.00%, 05/10/28 (a)	500,000	493,018
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.40%, 08/05/28 (a)	650,000	583,614
3.25%, 08/08/29 (a)	350,000	330,859
2.20%, 09/11/29 (a)	500,000	450,098
1.65%, 05/11/30 (a)	600,000	515,685
1.25%, 08/20/30 (a)	430,000	359,226
1.65%, 02/08/31 (a)	820,000	690,349
1.70%, 08/05/31 (a)	350,000	291,693
3.35%, 08/08/32 (a)	300,000	275,124
4.30%, 05/10/33 (a)	300,000	292,879
4.50%, 02/23/36 (a)	380,000	370,756
2.38%, 02/08/41 (a)	470,000	323,410
3.85%, 05/04/43	945,000	783,011
4.45%, 05/06/44	255,000	232,271
3.45%, 02/09/45	600,000	459,810
4.38%, 05/13/45	600,000	529,096
4.65%, 02/23/46 (a)	1,015,000	927,175
3.85%, 08/04/46 (a)	613,000	493,875
4.25%, 02/09/47 (a)	300,000	256,733
3.75%, 09/12/47 (a)	350,000	275,029
3.75%, 11/13/47 (a)	419,000	329,233
2.95%, 09/11/49 (a)	430,000	286,746
2.65%, 05/11/50 (a)	800,000	497,377
2.40%, 08/20/50 (a)	450,000	265,452
2.65%, 02/08/51 (a)	840,000	518,192
2.70%, 08/05/51 (a)	625,000	388,935
3.95%, 08/08/52 (a)	510,000	405,808
4.85%, 05/10/53 (a)(c)	400,000	378,509
2.55%, 08/20/60 (a)	550,000	321,007
2.80%, 02/08/61 (a)	550,000	325,953
2.85%, 08/05/61 (a)	460,000	276,418
4.10%, 08/08/62 (a)	320,000	254,340
Applied Materials, Inc.
3.30%, 04/01/27 (a)	420,000	409,171
1.75%, 06/01/30 (a)	250,000	213,687
5.10%, 10/01/35 (a)	145,000	145,048
5.85%, 06/15/41	270,000	280,040
4.35%, 04/01/47 (a)	175,000	148,276
2.75%, 06/01/50 (a)	260,000	162,274
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	225,000	216,694
5.15%, 08/21/29 (a)	155,000	154,361
2.95%, 02/15/32 (a)	155,000	131,967
5.88%, 04/10/34 (a)	235,000	236,150
Atlassian Corp.
5.25%, 05/15/29 (a)	150,000	151,134
5.50%, 05/15/34 (a)	245,000	246,489
Autodesk, Inc.
3.50%, 06/15/27 (a)	75,000	72,847
2.85%, 01/15/30 (a)	50,000	45,308
2.40%, 12/15/31 (a)	375,000	315,303
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	330,000	301,401
1.25%, 09/01/30 (a)	350,000	290,823
4.45%, 09/09/34 (a)	250,000	237,910
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	248,645
3.00%, 05/15/31 (a)	125,000	106,511
5.50%, 06/01/32 (a)	100,000	98,097
Baidu, Inc.
1.72%, 04/09/26 (a)	200,000	192,371
3.63%, 07/06/27	200,000	194,938
4.38%, 03/29/28 (a)	200,000	196,476
4.88%, 11/14/28 (a)	200,000	199,342
3.43%, 04/07/30 (a)(c)	235,000	217,339
2.38%, 10/09/30 (a)	50,000	43,340
2.38%, 08/23/31 (a)(c)	200,000	168,786
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	750,000	738,226
3.50%, 01/15/28 (a)	255,000	245,460
Broadcom, Inc.
3.46%, 09/15/26 (a)	244,000	239,416
5.05%, 07/12/27 (a)	375,000	378,687
1.95%, 02/15/28 (a)(d)	300,000	274,646
4.15%, 02/15/28 (a)	285,000	280,318
4.11%, 09/15/28 (a)	330,000	322,418
4.00%, 04/15/29 (a)(d)	210,000	202,101
4.75%, 04/15/29 (a)	520,000	516,531
5.05%, 07/12/29 (a)	600,000	602,363
4.35%, 02/15/30 (a)	500,000	486,594
5.00%, 04/15/30 (a)	200,000	200,140
4.15%, 11/15/30 (a)	543,000	520,089
2.45%, 02/15/31 (a)(d)	790,000	681,890
5.15%, 11/15/31 (a)	425,000	428,120
4.55%, 02/15/32 (a)	285,000	275,672
4.15%, 04/15/32 (a)(d)	425,000	398,319
4.30%, 11/15/32 (a)	665,000	627,633
2.60%, 02/15/33 (a)(d)	500,000	413,647
3.42%, 04/15/33 (a)(d)	610,000	534,640
3.47%, 04/15/34 (a)(d)	905,000	784,854
4.80%, 10/15/34 (a)	535,000	516,520
3.14%, 11/15/35 (a)(d)	916,000	748,112
3.19%, 11/15/36 (a)(d)	832,000	670,103
4.93%, 05/15/37 (a)(d)	705,000	671,205
3.50%, 02/15/41 (a)(d)	905,000	706,589
3.75%, 02/15/51 (a)(d)	550,000	409,062
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	150,000	147,148
2.90%, 12/01/29 (a)	250,000	225,997
2.60%, 05/01/31 (a)	250,000	214,030
Cadence Design Systems, Inc.
4.20%, 09/10/27	175,000	173,078
4.30%, 09/10/29 (a)	200,000	196,127
4.70%, 09/10/34 (a)	300,000	287,835
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	200,000	191,868
4.25%, 04/01/28 (a)	300,000	290,726
3.28%, 12/01/28 (a)	150,000	139,890
3.25%, 02/15/29 (a)	335,000	309,008
5.10%, 03/01/30 (a)	150,000	148,003
3.57%, 12/01/31 (a)	300,000	267,418
5.55%, 08/22/34 (a)	200,000	197,824
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	189,316
2.30%, 09/14/31 (a)	200,000	166,092
Cisco Systems, Inc.
4.90%, 02/26/26	340,000	342,265
2.95%, 02/28/26	250,000	245,878
2.50%, 09/20/26 (a)	450,000	436,314
4.80%, 02/26/27 (a)	455,000	458,244
4.85%, 02/26/29 (a)	810,000	814,988
4.95%, 02/26/31 (a)	700,000	702,429
5.05%, 02/26/34 (a)	720,000	717,661
5.90%, 02/15/39	675,000	711,987
5.50%, 01/15/40	515,000	519,112
5.30%, 02/26/54 (a)	595,000	577,854
5.35%, 02/26/64 (a)	315,000	302,413
Concentrix Corp.
6.65%, 08/02/26 (a)	210,000	213,805
6.60%, 08/02/28 (a)(c)	250,000	256,150
6.85%, 08/02/33 (a)	195,000	196,498
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Corning, Inc.
4.70%, 03/15/37	90,000	82,941
5.75%, 08/15/40	100,000	100,141
4.75%, 03/15/42	215,000	190,931
5.35%, 11/15/48 (a)	155,000	144,717
3.90%, 11/15/49 (a)	100,000	74,932
4.38%, 11/15/57 (a)	150,000	115,096
5.85%, 11/15/68 (a)	100,000	95,692
5.45%, 11/15/79 (a)	350,000	316,686
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	679,000	688,954
4.90%, 10/01/26 (a)	400,000	400,997
6.10%, 07/15/27 (a)	235,000	241,998
5.25%, 02/01/28 (a)	250,000	252,944
5.30%, 10/01/29 (a)	550,000	555,756
4.35%, 02/01/30 (a)	200,000	193,622
6.20%, 07/15/30 (a)	200,000	209,748
5.75%, 02/01/33 (a)	300,000	308,303
5.40%, 04/15/34 (a)	310,000	309,228
4.85%, 02/01/35 (a)	200,000	189,920
8.10%, 07/15/36 (a)	350,000	415,174
3.38%, 12/15/41 (a)	350,000	257,363
8.35%, 07/15/46 (a)	183,000	232,771
3.45%, 12/15/51 (a)	220,000	149,122
Dell, Inc.
7.10%, 04/15/28	95,000	101,260
6.50%, 04/15/38	150,000	157,216
DXC Technology Co.
1.80%, 09/15/26 (a)	260,000	246,147
2.38%, 09/15/28 (a)	200,000	180,303
Equifax, Inc.
5.10%, 12/15/27 (a)	325,000	326,927
5.10%, 06/01/28 (a)	200,000	200,911
3.10%, 05/15/30 (a)	200,000	181,493
2.35%, 09/15/31 (a)	300,000	251,057
Equinix, Inc.
1.45%, 05/15/26 (a)	200,000	191,407
2.90%, 11/18/26 (a)	250,000	241,529
1.80%, 07/15/27 (a)	150,000	139,468
1.55%, 03/15/28 (a)	265,000	238,733
2.00%, 05/15/28 (a)	235,000	213,774
3.20%, 11/18/29 (a)	350,000	321,928
2.15%, 07/15/30 (a)	300,000	258,219
2.50%, 05/15/31 (a)	300,000	256,454
3.90%, 04/15/32 (a)	350,000	322,549
3.00%, 07/15/50 (a)	195,000	123,142
2.95%, 09/15/51 (a)	205,000	125,980
3.40%, 02/15/52 (a)	145,000	98,649
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	280,000	269,001
3.45%, 03/01/32 (a)	160,000	141,467
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	350,000	335,716
1.65%, 03/01/28 (a)	250,000	226,175
2.25%, 03/01/31 (a)	325,000	275,685
5.10%, 07/15/32 (a)	225,000	223,964
3.10%, 03/01/41 (a)	290,000	210,804
4.50%, 08/15/46 (a)	125,000	101,825
Fiserv, Inc.
3.20%, 07/01/26 (a)	700,000	684,609
2.25%, 06/01/27 (a)	405,000	382,064
5.45%, 03/02/28 (a)	350,000	355,518
5.38%, 08/21/28 (a)	200,000	202,788
4.20%, 10/01/28 (a)	500,000	486,595
3.50%, 07/01/29 (a)	810,000	760,418
2.65%, 06/01/30 (a)	200,000	176,835
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 03/15/31 (a)	200,000	203,284
5.60%, 03/02/33 (a)	250,000	253,596
5.63%, 08/21/33 (a)	390,000	397,138
5.45%, 03/15/34 (a)	225,000	225,195
5.15%, 08/12/34 (a)	305,000	298,293
4.40%, 07/01/49 (a)	625,000	510,761
Flex Ltd.
3.75%, 02/01/26 (a)	250,000	246,513
6.00%, 01/15/28 (a)	105,000	107,195
4.88%, 06/15/29 (a)	250,000	245,231
4.88%, 05/12/30 (a)	250,000	244,048
Fortinet, Inc.
1.00%, 03/15/26 (a)	230,000	219,978
2.20%, 03/15/31 (a)	220,000	187,059
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	160,000	153,467
6.00%, 06/04/29 (a)	225,000	230,141
Global Payments, Inc.
1.20%, 03/01/26 (a)	400,000	383,399
2.15%, 01/15/27 (a)	350,000	331,893
4.45%, 06/01/28 (a)	175,000	171,400
3.20%, 08/15/29 (a)	400,000	366,764
5.30%, 08/15/29 (a)	250,000	250,597
2.90%, 05/15/30 (a)	275,000	244,984
2.90%, 11/15/31 (a)	200,000	171,207
5.40%, 08/15/32 (a)(c)	200,000	200,017
4.15%, 08/15/49 (a)	260,000	194,233
5.95%, 08/15/52 (a)(c)	200,000	193,835
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (a)	250,000	240,842
4.45%, 09/25/26	375,000	373,125
4.40%, 09/25/27 (a)	350,000	346,255
5.25%, 07/01/28 (a)	225,000	227,225
4.55%, 10/15/29 (a)	500,000	487,388
4.85%, 10/15/31 (a)	300,000	292,797
5.00%, 10/15/34 (a)	575,000	553,142
6.20%, 10/15/35 (a)	225,000	234,947
6.35%, 10/15/45 (a)	460,000	477,016
5.60%, 10/15/54 (a)	400,000	376,850
HP, Inc.
1.45%, 06/17/26 (a)	235,000	224,266
3.00%, 06/17/27 (a)	300,000	287,561
4.75%, 01/15/28 (a)	100,000	99,869
4.00%, 04/15/29 (a)	300,000	287,639
3.40%, 06/17/30 (a)	200,000	183,461
2.65%, 06/17/31 (a)	275,000	235,493
4.20%, 04/15/32 (a)	230,000	215,398
5.50%, 01/15/33 (a)	400,000	403,400
6.00%, 09/15/41	350,000	354,221
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	115,000	115,113
5.25%, 02/05/44 (a)	400,000	378,091
5.30%, 02/05/54 (a)	425,000	391,806
Intel Corp.
4.88%, 02/10/26	500,000	500,147
2.60%, 05/19/26 (a)	350,000	339,534
3.75%, 03/25/27 (a)	275,000	267,906
3.15%, 05/11/27 (a)	370,000	355,058
3.75%, 08/05/27 (a)	345,000	334,740
4.88%, 02/10/28 (a)	515,000	512,368
1.60%, 08/12/28 (a)	300,000	265,094
4.00%, 08/05/29 (a)	250,000	238,226
2.45%, 11/15/29 (a)	630,000	552,987
5.13%, 02/10/30 (a)	50,000	49,554
3.90%, 03/25/30 (a)	600,000	561,659
2.00%, 08/12/31 (a)	425,000	342,435
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 08/05/32 (a)	375,000	341,445
4.00%, 12/15/32	145,000	130,186
5.20%, 02/10/33 (a)	725,000	700,781
5.15%, 02/21/34 (a)(c)	365,000	350,307
4.60%, 03/25/40 (a)	250,000	208,075
2.80%, 08/12/41 (a)	305,000	194,438
4.80%, 10/01/41	300,000	249,816
4.25%, 12/15/42	275,000	209,445
5.63%, 02/10/43 (a)	55,000	50,282
4.90%, 07/29/45 (a)	300,000	242,335
4.10%, 05/19/46 (a)	360,000	256,902
4.10%, 05/11/47 (a)	305,000	216,655
3.73%, 12/08/47 (a)	570,000	377,837
3.25%, 11/15/49 (a)	650,000	388,992
4.75%, 03/25/50 (a)	660,000	510,402
3.05%, 08/12/51 (a)	500,000	284,679
4.90%, 08/05/52 (a)	505,000	398,328
5.70%, 02/10/53 (a)	490,000	433,787
5.60%, 02/21/54 (a)	200,000	175,500
3.10%, 02/15/60 (a)	325,000	173,342
4.95%, 03/25/60 (a)	305,000	238,467
3.20%, 08/12/61 (a)	250,000	135,544
5.05%, 08/05/62 (a)	260,000	202,932
5.90%, 02/10/63 (a)	400,000	359,636
International Business Machines Corp.
4.50%, 02/06/26	300,000	299,720
3.45%, 02/19/26	510,000	503,333
3.30%, 05/15/26	950,000	933,310
3.30%, 01/27/27	150,000	146,096
2.20%, 02/09/27 (a)	255,000	242,446
1.70%, 05/15/27 (a)	410,000	382,901
4.15%, 07/27/27 (a)	315,000	311,274
4.50%, 02/06/28 (a)	450,000	447,335
3.50%, 05/15/29	1,010,000	957,772
1.95%, 05/15/30 (a)	400,000	343,609
2.72%, 02/09/32 (a)	150,000	129,003
4.40%, 07/27/32 (a)	300,000	286,774
5.88%, 11/29/32	200,000	210,611
4.15%, 05/15/39	650,000	559,292
5.60%, 11/30/39	195,000	195,032
2.85%, 05/15/40 (a)	200,000	142,514
4.00%, 06/20/42	375,000	306,062
4.70%, 02/19/46	215,000	187,036
4.25%, 05/15/49	950,000	763,540
2.95%, 05/15/50 (a)	240,000	151,277
3.43%, 02/09/52 (a)	200,000	136,084
4.90%, 07/27/52 (a)	195,000	173,181
5.10%, 02/06/53 (a)	165,000	151,480
7.13%, 12/01/96	125,000	152,235
Intuit, Inc.
5.25%, 09/15/26 (a)	200,000	202,278
1.35%, 07/15/27 (a)	300,000	276,820
1.65%, 07/15/30 (a)	365,000	307,744
5.20%, 09/15/33 (a)	400,000	400,878
5.50%, 09/15/53 (a)	365,000	357,741
Jabil, Inc.
3.95%, 01/12/28 (a)	250,000	242,005
5.45%, 02/01/29 (a)	115,000	115,886
3.60%, 01/15/30 (a)	250,000	230,807
3.00%, 01/15/31 (a)	250,000	220,210
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	235,000	223,233
2.00%, 12/10/30 (a)	150,000	125,429
5.95%, 03/15/41	160,000	157,780
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	225,000	223,999
3.00%, 10/30/29 (a)	175,000	159,679
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KLA Corp.
4.10%, 03/15/29 (a)	224,000	218,487
4.65%, 07/15/32 (a)	300,000	293,880
5.00%, 03/15/49 (a)	125,000	115,259
3.30%, 03/01/50 (a)	315,000	217,878
4.95%, 07/15/52 (a)	480,000	436,017
5.25%, 07/15/62 (a)	230,000	215,578
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	200,000	190,278
2.70%, 10/15/28 (a)	150,000	137,352
3.15%, 10/15/31 (a)	200,000	173,548
6.35%, 02/20/34 (a)	150,000	156,184
4.10%, 10/15/41 (a)	100,000	79,257
Lam Research Corp.
3.75%, 03/15/26 (a)	265,000	262,403
4.00%, 03/15/29 (a)	310,000	301,457
1.90%, 06/15/30 (a)	250,000	214,251
4.88%, 03/15/49 (a)	220,000	197,816
2.88%, 06/15/50 (a)	225,000	142,187
3.13%, 06/15/60 (a)	125,000	76,525
Leidos, Inc.
4.38%, 05/15/30 (a)	385,000	368,340
2.30%, 02/15/31 (a)	400,000	335,969
5.75%, 03/15/33 (a)	50,000	50,748
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	175,000	167,923
2.45%, 04/15/28 (a)	375,000	346,142
4.88%, 06/22/28 (a)	199,000	197,944
5.75%, 02/15/29 (a)	25,000	25,634
2.95%, 04/15/31 (a)	150,000	131,687
5.95%, 09/15/33 (a)	130,000	135,108
Mastercard, Inc.
2.95%, 11/21/26 (a)	225,000	219,062
3.30%, 03/26/27 (a)	300,000	292,641
4.10%, 01/15/28 (a)	200,000	197,935
3.50%, 02/26/28 (a)	180,000	174,486
4.88%, 03/09/28 (a)	200,000	202,416
2.95%, 06/01/29 (a)	420,000	391,782
3.35%, 03/26/30 (a)	400,000	373,966
1.90%, 03/15/31 (a)	165,000	139,573
2.00%, 11/18/31 (a)	345,000	286,760
4.35%, 01/15/32 (a)	325,000	314,228
4.85%, 03/09/33 (a)	150,000	148,945
4.88%, 05/09/34 (a)	200,000	197,162
4.55%, 01/15/35 (a)	350,000	335,413
3.80%, 11/21/46 (a)	125,000	97,765
3.95%, 02/26/48 (a)	260,000	208,404
3.65%, 06/01/49 (a)	295,000	222,825
3.85%, 03/26/50 (a)	450,000	348,966
2.95%, 03/15/51 (a)	250,000	161,402
Microchip Technology, Inc.
4.90%, 03/15/28	300,000	299,040
5.05%, 03/15/29 (a)	255,000	254,486
5.05%, 02/15/30 (a)	300,000	298,179
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	150,170
4.19%, 02/15/27 (a)	250,000	246,545
5.38%, 04/15/28 (a)	150,000	151,630
5.33%, 02/06/29 (a)	200,000	201,079
6.75%, 11/01/29 (a)	350,000	372,612
4.66%, 02/15/30 (a)	250,000	244,030
5.30%, 01/15/31 (a)	250,000	249,880
2.70%, 04/15/32 (a)	350,000	293,523
5.88%, 02/09/33 (a)	200,000	204,904
5.88%, 09/15/33 (a)	250,000	256,541
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.37%, 11/01/41 (a)	150,000	109,512
3.48%, 11/01/51 (a)	215,000	144,869
Microsoft Corp.
2.40%, 08/08/26 (a)	1,155,000	1,120,980
3.40%, 09/15/26 (a)	320,000	315,118
3.30%, 02/06/27 (a)	1,200,000	1,175,006
3.40%, 06/15/27 (a)	85,000	83,210
1.35%, 09/15/30 (a)	230,000	194,963
3.50%, 02/12/35 (a)	525,000	475,570
4.20%, 11/03/35 (a)	200,000	191,031
3.45%, 08/08/36 (a)	585,000	509,830
4.10%, 02/06/37 (a)	360,000	336,279
5.20%, 06/01/39	105,000	108,718
3.50%, 11/15/42	130,000	105,266
3.75%, 02/12/45 (a)	100,000	83,315
4.45%, 11/03/45 (a)	200,000	184,731
3.70%, 08/08/46 (a)	600,000	479,405
4.25%, 02/06/47 (a)	410,000	364,110
4.50%, 06/15/47 (a)	183,000	164,821
2.53%, 06/01/50 (a)	1,835,000	1,129,127
2.50%, 09/15/50 (a)	460,000	278,675
2.92%, 03/17/52 (a)	1,809,000	1,196,745
4.00%, 02/12/55 (a)	185,000	149,462
3.95%, 08/08/56 (a)	200,000	159,596
4.50%, 02/06/57 (a)	250,000	223,779
2.68%, 06/01/60 (a)	960,000	562,016
3.04%, 03/17/62 (a)	591,000	377,919
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	95,911
4.25%, 02/01/29 (a)	155,000	151,818
2.00%, 08/19/31 (a)	210,000	174,524
5.00%, 08/05/34 (a)	150,000	146,837
2.75%, 08/19/41 (a)	195,000	134,433
5.25%, 07/15/44	175,000	165,627
4.88%, 12/17/48 (a)	150,000	133,436
3.25%, 05/20/50 (a)	160,000	106,413
3.75%, 02/25/52 (a)	185,000	136,105
3.10%, 11/29/61 (a)	190,000	113,338
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	325,000	322,143
4.60%, 05/23/29 (a)	200,000	196,750
2.30%, 11/15/30 (a)	275,000	235,650
2.75%, 05/24/31 (a)	345,000	298,863
5.60%, 06/01/32 (a)	180,000	183,798
5.40%, 04/15/34 (a)	215,000	215,110
5.50%, 09/01/44	100,000	96,349
NetApp, Inc.
2.38%, 06/22/27 (a)	175,000	165,344
2.70%, 06/22/30 (a)	250,000	220,588
Nokia OYJ
4.38%, 06/12/27	190,000	185,307
6.63%, 05/15/39	175,000	178,334
NVIDIA Corp.
3.20%, 09/16/26 (a)	450,000	441,340
1.55%, 06/15/28 (a)	365,000	331,449
2.85%, 04/01/30 (a)	400,000	366,469
2.00%, 06/15/31 (a)	200,000	170,022
3.50%, 04/01/40 (a)	350,000	289,405
3.50%, 04/01/50 (a)	600,000	445,465
3.70%, 04/01/60 (a)	175,000	129,251
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	75,000	75,331
5.55%, 12/01/28 (a)	180,000	183,086
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)	280,000	276,179
3.15%, 05/01/27 (a)	215,000	206,839
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 06/01/27 (a)	170,000	168,347
4.30%, 06/18/29 (a)	320,000	310,490
3.40%, 05/01/30 (a)	275,000	252,923
2.50%, 05/11/31 (a)	315,000	268,707
2.65%, 02/15/32 (a)	300,000	252,518
5.00%, 01/15/33 (a)	255,000	248,538
3.25%, 05/11/41 (a)	300,000	219,213
3.13%, 02/15/42 (a)	145,000	101,108
3.25%, 11/30/51 (a)	150,000	96,413
Oracle Corp.
1.65%, 03/25/26 (a)	815,000	785,766
2.65%, 07/15/26 (a)	821,000	796,514
2.80%, 04/01/27 (a)	735,000	705,744
3.25%, 11/15/27 (a)	800,000	769,300
2.30%, 03/25/28 (a)	635,000	587,248
4.50%, 05/06/28 (a)	250,000	247,605
4.20%, 09/27/29 (a)	400,000	386,449
6.15%, 11/09/29 (a)	350,000	367,013
2.95%, 04/01/30 (a)	950,000	858,148
4.65%, 05/06/30 (a)	200,000	196,960
3.25%, 05/15/30 (a)	150,000	137,369
2.88%, 03/25/31 (a)	945,000	831,142
6.25%, 11/09/32 (a)	650,000	689,081
4.90%, 02/06/33 (a)	365,000	355,675
4.30%, 07/08/34 (a)	525,000	483,403
4.70%, 09/27/34 (a)	500,000	474,297
3.90%, 05/15/35 (a)	420,000	367,819
3.85%, 07/15/36 (a)	355,000	304,040
3.80%, 11/15/37 (a)	635,000	530,389
6.50%, 04/15/38	410,000	439,884
6.13%, 07/08/39	415,000	430,523
3.60%, 04/01/40 (a)	775,000	605,738
5.38%, 07/15/40	600,000	576,704
3.65%, 03/25/41 (a)	750,000	583,244
4.50%, 07/08/44 (a)	380,000	320,029
4.13%, 05/15/45 (a)	580,000	457,878
4.00%, 07/15/46 (a)	865,000	665,581
4.00%, 11/15/47 (a)	660,000	503,035
3.60%, 04/01/50 (a)	1,320,000	924,091
3.95%, 03/25/51 (a)	1,045,000	773,315
6.90%, 11/09/52 (a)	735,000	823,281
5.55%, 02/06/53 (a)	660,000	624,083
5.38%, 09/27/54 (a)	505,000	465,832
4.38%, 05/15/55 (a)	375,000	293,254
3.85%, 04/01/60 (a)	1,000,000	685,980
4.10%, 03/25/61 (a)	470,000	336,566
5.50%, 09/27/64 (a)	365,000	334,101
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	400,000	387,325
3.90%, 06/01/27 (a)	150,000	147,850
2.85%, 10/01/29 (a)	425,000	388,606
2.30%, 06/01/30 (a)	300,000	262,970
4.40%, 06/01/32 (a)	365,000	350,554
5.15%, 06/01/34 (a)	205,000	203,803
3.25%, 06/01/50 (a)	380,000	257,453
5.05%, 06/01/52 (a)	310,000	286,150
5.50%, 06/01/54 (a)	60,000	58,577
5.25%, 06/01/62 (a)	145,000	132,350
Qorvo, Inc.
4.38%, 10/15/29 (a)	225,000	211,260
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	550,000	535,022
1.30%, 05/20/28 (a)	234,000	210,046
2.15%, 05/20/30 (a)	450,000	395,043
1.65%, 05/20/32 (a)	480,000	382,777
4.25%, 05/20/32 (a)	170,000	163,532
5.40%, 05/20/33 (a)	65,000	67,068
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 05/20/35 (a)	300,000	290,033
4.80%, 05/20/45 (a)	450,000	405,947
4.30%, 05/20/47 (a)	455,000	375,900
3.25%, 05/20/50 (a)	240,000	163,643
4.50%, 05/20/52 (a)	300,000	251,120
6.00%, 05/20/53 (a)	375,000	391,568
RELX Capital, Inc.
4.00%, 03/18/29 (a)	275,000	265,713
3.00%, 05/22/30 (a)	200,000	181,634
4.75%, 05/20/32 (a)	150,000	146,124
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	235,000	231,337
1.40%, 09/15/27 (a)	200,000	183,147
4.20%, 09/15/28 (a)	250,000	244,183
2.95%, 09/15/29 (a)	220,000	200,938
4.50%, 10/15/29 (a)	45,000	44,187
2.00%, 06/30/30 (a)	160,000	136,485
1.75%, 02/15/31 (a)	300,000	246,625
4.75%, 02/15/32 (a)	150,000	146,086
4.90%, 10/15/34 (a)	300,000	288,615
S&P Global, Inc.
2.95%, 01/22/27 (a)	245,000	237,116
2.45%, 03/01/27 (a)	200,000	191,239
4.75%, 08/01/28 (a)	215,000	215,016
2.70%, 03/01/29 (a)	350,000	322,392
4.25%, 05/01/29 (a)	240,000	234,780
2.50%, 12/01/29 (a)	150,000	134,822
1.25%, 08/15/30 (a)	250,000	206,805
2.90%, 03/01/32 (a)	490,000	427,521
5.25%, 09/15/33 (a)	265,000	267,845
3.25%, 12/01/49 (a)	205,000	141,744
3.70%, 03/01/52 (a)	295,000	220,270
2.30%, 08/15/60 (a)	200,000	100,170
3.90%, 03/01/62 (a)	160,000	118,757
Salesforce, Inc.
3.70%, 04/11/28 (a)	435,000	423,694
1.50%, 07/15/28 (a)	350,000	314,519
1.95%, 07/15/31 (a)	450,000	378,039
2.70%, 07/15/41 (a)	390,000	275,446
2.90%, 07/15/51 (a)	575,000	367,253
3.05%, 07/15/61 (a)	415,000	255,234
ServiceNow, Inc.
1.40%, 09/01/30 (a)	540,000	448,701
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	190,000	182,014
3.00%, 06/01/31 (a)	215,000	184,416
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	142,488
2.38%, 08/09/28 (a)	135,000	122,504
2.65%, 08/09/31 (a)	360,000	303,090
6.10%, 04/12/34 (a)	150,000	154,052
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	200,000	174,915
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	250,000	210,442
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	250,000	236,594
2.90%, 11/03/27 (a)	310,000	297,245
4.60%, 02/15/28 (a)	150,000	150,278
4.60%, 02/08/29 (a)	150,000	149,629
2.25%, 09/04/29 (a)	350,000	314,374
1.75%, 05/04/30 (a)	300,000	256,826
1.90%, 09/15/31 (a)	150,000	125,642
3.65%, 08/16/32 (a)	280,000	257,214
4.90%, 03/14/33 (a)	250,000	248,451
3.88%, 03/15/39 (a)	100,000	85,869
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 05/15/48 (a)	620,000	504,245
2.70%, 09/15/51 (a)	175,000	106,189
4.10%, 08/16/52 (a)	190,000	149,764
5.00%, 03/14/53 (a)	200,000	183,015
5.15%, 02/08/54 (a)	200,000	187,295
5.05%, 05/18/63 (a)	400,000	360,438
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	135,000	132,600
5.50%, 08/15/35	175,000	175,954
5.85%, 04/15/40	175,000	177,623
5.65%, 11/23/43 (a)	120,000	116,127
Trimble, Inc.
4.90%, 06/15/28 (a)	175,000	174,875
6.10%, 03/15/33 (a)	225,000	234,039
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	400,000	379,425
3.88%, 04/22/27 (a)	300,000	294,833
4.13%, 04/22/29 (a)	245,000	238,574
2.50%, 10/25/31 (a)	395,000	338,343
4.25%, 04/22/32 (a)(c)	335,000	320,339
3.13%, 10/25/41 (a)	200,000	153,016
3.25%, 10/25/51 (a)	295,000	212,055
4.50%, 04/22/52 (a)(c)	300,000	271,838
Tyco Electronics Group SA
4.50%, 02/13/26	150,000	150,049
3.70%, 02/15/26 (a)	150,000	148,508
3.13%, 08/15/27 (a)	150,000	144,322
2.50%, 02/04/32 (a)	275,000	233,614
7.13%, 10/01/37	160,000	182,340
VeriSign, Inc.
4.75%, 07/15/27 (a)	180,000	179,923
2.70%, 06/15/31 (a)	185,000	158,939
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	275,000	266,661
5.25%, 06/05/34 (a)	150,000	148,320
5.50%, 06/15/45 (a)	100,000	94,237
3.63%, 05/15/50 (a)	225,000	157,596
Visa, Inc.
1.90%, 04/15/27 (a)	400,000	378,256
0.75%, 08/15/27 (a)	215,000	196,104
2.75%, 09/15/27 (a)	175,000	167,521
2.05%, 04/15/30 (a)	460,000	402,356
1.10%, 02/15/31 (a)	430,000	348,091
4.15%, 12/14/35 (a)	510,000	471,670
2.70%, 04/15/40 (a)	260,000	189,648
4.30%, 12/14/45 (a)	925,000	791,468
3.65%, 09/15/47 (a)	310,000	237,312
2.00%, 08/15/50 (a)	425,000	229,702
VMware LLC
1.40%, 08/15/26 (a)	535,000	506,837
4.65%, 05/15/27 (a)	50,000	49,814
3.90%, 08/21/27 (a)	350,000	342,202
1.80%, 08/15/28 (a)	265,000	237,795
4.70%, 05/15/30 (a)	300,000	293,850
2.20%, 08/15/31 (a)	510,000	423,272
Western Digital Corp.
2.85%, 02/01/29 (a)	270,000	240,476
3.10%, 02/01/32 (a)	150,000	125,033
Western Union Co.
1.35%, 03/15/26 (a)	215,000	205,713
2.75%, 03/15/31 (a)	110,000	93,261
6.20%, 11/17/36	250,000	253,088
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Workday, Inc.
3.50%, 04/01/27 (a)	300,000	292,381
3.70%, 04/01/29 (a)	225,000	214,131
3.80%, 04/01/32 (a)	400,000	364,107
Xilinx, Inc.
2.38%, 06/01/30 (a)	225,000	198,356
		187,029,891
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	191,942	165,910
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	157,406	149,723
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	176,208	169,589
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	154,853	149,154
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	210,883	199,370
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	76,650	73,010
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31 (c)	126,400	118,664
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	211,639	193,006
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	185,000	186,066
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	200,000	194,347
6.20%, 08/15/36	100,000	107,675
6.15%, 05/01/37	105,000	112,210
5.75%, 05/01/40 (a)	65,000	66,681
5.05%, 03/01/41 (a)	200,000	189,145
5.40%, 06/01/41 (a)	250,000	245,905
4.95%, 09/15/41 (a)	115,000	107,038
4.40%, 03/15/42 (a)	265,000	230,210
4.38%, 09/01/42 (a)	350,000	302,981
4.45%, 03/15/43 (a)	200,000	173,960
5.15%, 09/01/43 (a)	200,000	191,150
4.90%, 04/01/44 (a)	150,000	137,405
4.55%, 09/01/44 (a)	375,000	326,870
4.70%, 09/01/45 (a)	250,000	220,823
3.90%, 08/01/46 (a)	405,000	315,907
4.13%, 06/15/47 (a)	250,000	202,725
4.05%, 06/15/48 (a)	200,000	159,494
4.15%, 12/15/48 (a)	330,000	265,353
3.55%, 02/15/50 (a)	405,000	293,586
3.05%, 02/15/51 (a)	355,000	233,044
3.30%, 09/15/51 (a)	350,000	240,334
2.88%, 06/15/52 (a)	150,000	93,419
4.45%, 01/15/53 (a)	305,000	255,921
5.20%, 04/15/54 (a)	490,000	461,709
Canadian National Railway Co.
6.90%, 07/15/28	265,000	283,138
3.85%, 08/05/32 (a)	300,000	277,060
4.38%, 09/18/34 (a)	200,000	188,265
6.38%, 11/15/37	305,000	332,772
3.20%, 08/02/46 (a)	250,000	175,774
3.65%, 02/03/48 (a)	235,000	177,059
4.45%, 01/20/49 (a)	200,000	170,948
2.45%, 05/01/50 (a)	200,000	116,314
4.40%, 08/05/52 (a)	250,000	209,023
6.13%, 11/01/53 (a)	50,000	53,849
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	250,000	236,769
4.00%, 06/01/28 (a)	150,000	145,991
2.88%, 11/15/29 (a)	150,000	137,296
2.05%, 03/05/30 (a)	150,000	130,274
7.13%, 10/15/31	125,000	138,851
2.45%, 12/02/31 (a)	400,000	341,552
4.80%, 09/15/35 (a)	145,000	138,814
5.95%, 05/15/37	155,000	160,776
3.00%, 12/02/41 (a)	300,000	217,790
4.30%, 05/15/43 (a)	125,000	105,347
4.80%, 08/01/45 (a)	150,000	132,861
4.95%, 08/15/45 (a)	160,000	144,771
4.70%, 05/01/48 (a)	150,000	130,315
3.50%, 05/01/50 (a)	125,000	88,716
3.10%, 12/02/51 (a)	610,000	396,784
4.20%, 11/15/69 (a)	125,000	91,586
6.13%, 09/15/15 (a)	254,000	253,982
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	185,000	180,510
CSX Corp.
2.60%, 11/01/26 (a)	250,000	241,772
3.25%, 06/01/27 (a)	303,000	293,581
3.80%, 03/01/28 (a)	300,000	291,708
4.25%, 03/15/29 (a)	150,000	146,939
2.40%, 02/15/30 (a)	225,000	199,569
4.10%, 11/15/32 (a)	85,000	79,571
5.20%, 11/15/33 (a)	100,000	100,222
6.00%, 10/01/36	200,000	210,233
6.15%, 05/01/37	250,000	266,106
6.22%, 04/30/40	225,000	240,626
5.50%, 04/15/41 (a)	150,000	149,018
4.75%, 05/30/42 (a)	50,000	45,208
4.40%, 03/01/43 (a)	180,000	156,023
4.10%, 03/15/44 (a)	250,000	205,201
3.80%, 11/01/46 (a)	260,000	199,995
4.30%, 03/01/48 (a)	100,000	82,468
4.75%, 11/15/48 (a)	220,000	193,899
4.50%, 03/15/49 (a)	200,000	169,762
3.35%, 09/15/49 (a)	260,000	180,697
3.80%, 04/15/50 (a)	150,000	113,030
3.95%, 05/01/50 (a)	150,000	116,025
2.50%, 05/15/51 (a)	250,000	145,138
4.50%, 11/15/52 (a)	295,000	248,807
4.50%, 08/01/54 (a)	150,000	125,700
4.25%, 11/01/66 (a)	200,000	151,368
4.65%, 03/01/68 (a)	125,000	102,172
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	204,659	189,078
Delta Air Lines, Inc.
7.38%, 01/15/26 (a)	250,000	255,688
4.38%, 04/19/28 (a)	120,000	117,266
3.75%, 10/28/29 (a)	210,000	196,487
FedEx Corp. 2020-1 Class AA Pass-Through Trust
1.88%, 08/20/35	196,527	163,740
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	245,695
3.40%, 02/15/28 (a)	150,000	143,854
4.20%, 10/17/28 (a)	150,000	146,743
3.10%, 08/05/29 (a)	535,000	495,817
4.25%, 05/15/30 (a)	200,000	193,827
2.40%, 05/15/31 (a)	70,000	59,759
4.90%, 01/15/34	112,000	109,155
3.90%, 02/01/35	230,000	203,593
3.25%, 05/15/41 (a)	250,000	182,816
3.88%, 08/01/42	200,000	155,985
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 01/15/44	225,000	205,419
4.10%, 02/01/45	287,000	225,059
4.75%, 11/15/45 (a)	365,000	313,360
4.55%, 04/01/46 (a)	400,000	333,141
4.40%, 01/15/47 (a)	240,000	194,592
4.05%, 02/15/48 (a)	300,000	229,907
4.95%, 10/17/48 (a)	260,000	227,093
5.25%, 05/15/50 (a)	300,000	274,699
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	255,000	242,500
2.65%, 07/15/31 (a)	150,000	126,000
6.50%, 05/06/34 (a)	190,000	195,070
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	225,000	222,751
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	153,667	133,077
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	195,637	183,588
Kirby Corp.
4.20%, 03/01/28 (a)	150,000	145,236
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	300,000	293,099
7.80%, 05/15/27	320,000	342,665
3.15%, 06/01/27 (a)	100,000	96,771
2.55%, 11/01/29 (a)	200,000	180,425
5.05%, 08/01/30 (a)	170,000	171,701
2.30%, 05/15/31 (a)	200,000	171,183
3.00%, 03/15/32 (a)	235,000	205,183
4.45%, 03/01/33 (a)	100,000	95,349
4.84%, 10/01/41	230,000	209,855
3.95%, 10/01/42 (a)	100,000	80,499
4.45%, 06/15/45 (a)	250,000	211,996
4.65%, 01/15/46 (a)	170,000	147,599
3.94%, 11/01/47 (a)	250,000	192,178
4.15%, 02/28/48 (a)	275,000	219,344
4.10%, 05/15/49 (a)	100,000	78,524
3.40%, 11/01/49 (a)	150,000	104,015
3.05%, 05/15/50 (a)	300,000	194,021
2.90%, 08/25/51 (a)	75,000	46,242
4.05%, 08/15/52 (a)	250,000	192,207
3.70%, 03/15/53 (a)	125,000	89,674
4.55%, 06/01/53 (a)	270,000	226,371
3.16%, 05/15/55 (a)	260,000	164,354
5.95%, 03/15/64 (a)	90,000	92,359
5.10%, 08/01/18 (a)	215,000	182,721
4.10%, 05/15/21 (a)	195,000	134,888
Ryder System, Inc.
1.75%, 09/01/26 (a)	160,000	152,145
2.90%, 12/01/26 (a)	150,000	144,839
2.85%, 03/01/27 (a)	435,000	417,414
5.30%, 03/15/27 (a)	50,000	50,533
4.30%, 06/15/27 (a)	50,000	49,387
5.25%, 06/01/28 (a)	255,000	257,676
6.30%, 12/01/28 (a)	100,000	104,791
5.38%, 03/15/29 (a)	35,000	35,440
4.95%, 09/01/29 (a)	50,000	49,839
6.60%, 12/01/33 (a)	200,000	216,452
Southwest Airlines Co.
3.00%, 11/15/26 (a)	100,000	96,728
5.13%, 06/15/27 (a)	475,000	477,536
3.45%, 11/16/27 (a)	125,000	120,268
2.63%, 02/10/30 (a)	140,000	123,939
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	205,000	174,173
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Union Pacific Corp.
2.75%, 03/01/26 (a)	200,000	195,873
2.15%, 02/05/27 (a)	175,000	166,914
3.00%, 04/15/27 (a)	75,000	72,553
3.95%, 09/10/28 (a)	300,000	292,067
6.63%, 02/01/29	265,000	283,781
3.70%, 03/01/29 (a)	325,000	312,025
2.40%, 02/05/30 (a)	405,000	359,768
2.38%, 05/20/31 (a)	300,000	259,286
2.80%, 02/14/32 (a)	400,000	347,196
4.50%, 01/20/33 (a)	50,000	48,143
3.38%, 02/01/35 (a)	150,000	130,157
2.89%, 04/06/36 (a)	250,000	201,812
3.60%, 09/15/37 (a)	200,000	167,771
3.55%, 08/15/39 (a)	165,000	134,160
3.20%, 05/20/41 (a)	350,000	262,512
3.38%, 02/14/42 (a)	100,000	76,071
4.05%, 11/15/45 (a)	120,000	96,615
4.05%, 03/01/46 (a)	175,000	139,721
4.00%, 04/15/47 (a)	200,000	157,522
4.50%, 09/10/48 (a)	130,000	110,105
4.30%, 03/01/49 (a)	275,000	226,866
3.25%, 02/05/50 (a)	715,000	487,977
3.80%, 10/01/51 (a)	305,000	227,603
2.95%, 03/10/52 (a)	110,000	69,494
3.50%, 02/14/53 (a)	355,000	250,078
3.88%, 02/01/55 (a)	170,000	127,415
3.95%, 08/15/59 (a)	150,000	109,293
3.84%, 03/20/60 (a)	550,000	393,320
3.55%, 05/20/61 (a)	200,000	133,622
2.97%, 09/16/62 (a)	350,000	201,583
5.15%, 01/20/63 (a)	20,000	18,219
4.10%, 09/15/67 (a)	175,000	127,757
3.75%, 02/05/70 (a)	265,000	177,438
3.80%, 04/06/71 (a)	355,000	240,830
3.85%, 02/14/72 (a)	155,000	107,301
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	103,587	102,107
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	171,195	167,882
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	340,545	322,267
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	161,258	149,876
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	195,245	182,356
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	238,248	227,650
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	234,725	207,130
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	170,600	173,698
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	410,616	417,149
United Airlines Pass-Through Trust
5.45%, 08/15/38	250,000	248,391
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	150,000	144,670
3.05%, 11/15/27 (a)	300,000	288,632
3.40%, 03/15/29 (a)	125,000	118,774
2.50%, 09/01/29 (a)	275,000	249,671
4.45%, 04/01/30 (a)	325,000	321,461
4.88%, 03/03/33 (a)	390,000	385,973
5.15%, 05/22/34 (a)	250,000	249,669
6.20%, 01/15/38	400,000	428,737
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 04/01/40 (a)	150,000	146,229
4.88%, 11/15/40 (a)	160,000	149,115
3.63%, 10/01/42	110,000	85,569
3.40%, 11/15/46 (a)	235,000	170,052
3.75%, 11/15/47 (a)	360,000	272,924
4.25%, 03/15/49 (a)	210,000	171,554
3.40%, 09/01/49 (a)	300,000	211,655
5.30%, 04/01/50 (a)	350,000	335,159
5.05%, 03/03/53 (a)	300,000	275,041
5.50%, 05/22/54 (a)	150,000	146,291
5.60%, 05/22/64 (a)	100,000	97,163
		42,009,480
		1,159,408,128

Utility 2.2%
Electric 2.0%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	105,000	101,543
5.45%, 05/15/29 (a)	150,000	152,057
2.10%, 07/01/30 (a)	300,000	256,911
4.70%, 05/15/32 (a)	180,000	172,335
5.70%, 05/15/34 (a)	100,000	100,719
3.80%, 10/01/47 (a)	160,000	115,251
4.15%, 05/01/49 (a)	100,000	75,820
3.45%, 01/15/50 (a)	275,000	185,231
3.45%, 05/15/51 (a)	100,000	66,530
5.25%, 05/15/52 (a)	175,000	157,962
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	100,000	97,280
5.15%, 04/01/34 (a)	125,000	123,090
3.75%, 12/01/47 (a)	265,000	196,914
4.25%, 09/15/48 (a)	160,000	127,676
3.80%, 06/15/49 (a)	150,000	111,411
3.15%, 09/15/49 (a)	75,000	49,473
3.65%, 04/01/50 (a)	225,000	162,749
5.40%, 03/15/53 (a)	200,000	190,581
AES Corp.
1.38%, 01/15/26 (a)	290,000	279,348
5.45%, 06/01/28 (a)	250,000	251,455
2.45%, 01/15/31 (a)	375,000	312,828
Alabama Power Co.
1.45%, 09/15/30 (a)	190,000	157,321
3.05%, 03/15/32 (a)	210,000	184,319
3.94%, 09/01/32 (a)	175,000	162,820
6.00%, 03/01/39	150,000	156,726
3.85%, 12/01/42	150,000	119,249
4.15%, 08/15/44 (a)	150,000	123,462
3.75%, 03/01/45 (a)	175,000	134,162
4.30%, 01/02/46 (a)	150,000	124,250
3.70%, 12/01/47 (a)	200,000	149,139
4.30%, 07/15/48 (a)	150,000	123,221
3.45%, 10/01/49 (a)	200,000	141,393
3.13%, 07/15/51 (a)	200,000	131,501
3.00%, 03/15/52 (a)	170,000	109,149
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (e)	375,000	377,107
Ameren Corp.
3.65%, 02/15/26 (a)	175,000	172,945
5.70%, 12/01/26 (a)	200,000	203,367
5.00%, 01/15/29 (a)	200,000	200,174
3.50%, 01/15/31 (a)	300,000	273,751
Ameren Illinois Co.
3.85%, 09/01/32 (a)	210,000	192,972
4.95%, 06/01/33 (a)	180,000	176,912
4.15%, 03/15/46 (a)	175,000	144,803
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 12/01/47 (a)	175,000	131,608
4.50%, 03/15/49 (a)	150,000	126,915
3.25%, 03/15/50 (a)	100,000	68,273
2.90%, 06/15/51 (a)	200,000	125,727
5.90%, 12/01/52 (a)	140,000	143,434
5.55%, 07/01/54 (a)	100,000	98,560
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	250,000	256,093
3.20%, 11/13/27 (a)	75,000	71,906
4.30%, 12/01/28 (a)	350,000	342,109
5.20%, 01/15/29 (a)	200,000	201,544
2.30%, 03/01/30 (a)	250,000	217,519
5.95%, 11/01/32 (a)	260,000	268,443
5.63%, 03/01/33 (a)	210,000	212,218
3.25%, 03/01/50 (a)	150,000	96,511
3.88%, 02/15/62 (a)(b)	325,000	306,803
Appalachian Power Co.
3.30%, 06/01/27 (a)	250,000	241,612
2.70%, 04/01/31 (a)	100,000	86,575
4.50%, 08/01/32 (a)	160,000	150,755
7.00%, 04/01/38	170,000	187,273
4.40%, 05/15/44 (a)	95,000	77,377
4.45%, 06/01/45 (a)	150,000	121,342
4.50%, 03/01/49 (a)	120,000	96,225
3.70%, 05/01/50 (a)	195,000	135,831
Arizona Public Service Co.
2.20%, 12/15/31 (a)	250,000	205,241
5.55%, 08/01/33 (a)	200,000	200,355
5.05%, 09/01/41 (a)	155,000	141,423
4.50%, 04/01/42 (a)	70,000	59,377
4.35%, 11/15/45 (a)	200,000	162,440
3.75%, 05/15/46 (a)	100,000	74,063
4.20%, 08/15/48 (a)	170,000	132,025
4.25%, 03/01/49 (a)	100,000	78,148
3.50%, 12/01/49 (a)	145,000	99,648
3.35%, 05/15/50 (a)	190,000	128,514
2.65%, 09/15/50 (a)	175,000	101,505
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	335,000	325,184
Avangrid, Inc.
3.80%, 06/01/29 (a)	195,000	184,792
Avista Corp.
4.35%, 06/01/48 (a)	150,000	122,961
4.00%, 04/01/52 (a)	160,000	119,504
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	150,000	127,195
5.30%, 06/01/34 (a)	125,000	124,946
6.35%, 10/01/36	125,000	134,322
3.50%, 08/15/46 (a)	155,000	112,339
3.75%, 08/15/47 (a)	150,000	112,080
4.25%, 09/15/48 (a)	145,000	115,968
3.20%, 09/15/49 (a)	185,000	122,309
2.90%, 06/15/50 (a)	130,000	81,522
4.55%, 06/01/52 (a)	175,000	146,222
5.40%, 06/01/53 (a)	150,000	142,838
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	200,000	190,540
3.70%, 07/15/30 (a)	205,000	192,943
1.65%, 05/15/31 (a)	175,000	142,329
6.13%, 04/01/36	520,000	546,893
5.95%, 05/15/37	150,000	155,437
5.15%, 11/15/43 (a)	260,000	247,028
4.50%, 02/01/45 (a)	250,000	216,590
3.80%, 07/15/48 (a)	220,000	163,494
4.45%, 01/15/49 (a)	300,000	247,458
4.25%, 10/15/50 (a)	200,000	157,993
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 05/15/51 (a)	455,000	278,288
4.60%, 05/01/53 (a)	310,000	257,680
Black Hills Corp.
3.15%, 01/15/27 (a)	250,000	241,453
5.95%, 03/15/28 (a)	40,000	41,218
3.05%, 10/15/29 (a)	175,000	160,162
2.50%, 06/15/30 (a)	200,000	174,612
4.35%, 05/01/33 (a)	275,000	253,605
6.15%, 05/15/34 (a)	150,000	156,224
4.20%, 09/15/46 (a)	115,000	90,468
3.88%, 10/15/49 (a)	140,000	101,395
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	100,000	96,464
3.00%, 03/01/32 (a)	250,000	217,803
4.45%, 10/01/32 (a)	200,000	190,424
6.95%, 03/15/33	175,000	193,407
4.95%, 04/01/33 (a)	350,000	342,151
5.05%, 03/01/35 (a)	150,000	146,697
3.55%, 08/01/42 (a)	153,000	117,875
3.95%, 03/01/48 (a)	200,000	153,919
4.25%, 02/01/49 (a)	250,000	201,618
2.90%, 07/01/50 (a)	125,000	78,384
3.35%, 04/01/51 (a)	255,000	174,822
3.60%, 03/01/52 (a)	235,000	168,120
CenterPoint Energy, Inc.
5.25%, 08/10/26	50,000	50,404
5.40%, 06/01/29 (a)	210,000	212,475
2.95%, 03/01/30 (a)	300,000	269,857
2.65%, 06/01/31 (a)	150,000	129,023
3.70%, 09/01/49 (a)	100,000	71,145
6.85%, 02/15/55 (a)(b)	100,000	102,250
7.00%, 02/15/55 (a)(b)	100,000	103,071
6.70%, 05/15/55 (a)(b)	150,000	149,724
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	36,000	35,277
4.97%, 05/01/46 (a)	160,000	133,587
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	151,585
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	97,658
3.45%, 08/15/27 (a)	200,000	193,650
4.88%, 03/01/44 (a)	100,000	88,915
4.75%, 06/01/50 (a)(b)	220,000	208,110
3.75%, 12/01/50 (a)(b)	100,000	87,219
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	348,000	338,063
3.70%, 08/15/28 (a)	300,000	289,576
3.15%, 03/15/32 (a)	50,000	44,021
6.45%, 01/15/38	210,000	227,200
3.80%, 10/01/42 (a)	200,000	158,090
4.60%, 08/15/43 (a)	150,000	131,301
4.70%, 01/15/44 (a)	150,000	132,928
3.70%, 03/01/45 (a)	150,000	114,620
4.35%, 11/15/45 (a)	150,000	125,795
3.65%, 06/15/46 (a)	350,000	261,769
3.75%, 08/15/47 (a)	215,000	160,724
4.00%, 03/01/48 (a)	225,000	175,740
4.00%, 03/01/49 (a)	180,000	138,747
3.20%, 11/15/49 (a)	200,000	132,743
3.00%, 03/01/50 (a)	300,000	193,425
3.13%, 03/15/51 (a)	250,000	162,270
2.75%, 09/01/51 (a)	205,000	122,199
3.85%, 03/15/52 (a)	100,000	74,092
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	200,000	194,031
4.65%, 01/01/29 (a)	150,000	149,358
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.05%, 07/01/31 (a)	100,000	83,719
4.90%, 07/01/33 (a)	155,000	151,705
4.95%, 08/15/34 (a)	100,000	97,638
4.30%, 04/15/44 (a)	150,000	125,603
4.15%, 06/01/45 (a)	65,000	53,173
4.00%, 04/01/48 (a)	320,000	251,511
5.25%, 01/15/53 (a)	100,000	94,543
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	25,000	23,964
4.00%, 12/01/28 (a)	200,000	194,977
3.35%, 04/01/30 (a)	400,000	372,124
2.40%, 06/15/31 (a)	125,000	107,358
5.50%, 03/15/34 (a)	250,000	254,598
5.30%, 03/01/35	180,000	179,182
5.85%, 03/15/36	150,000	155,317
6.30%, 08/15/37	400,000	424,681
6.75%, 04/01/38	200,000	221,478
5.50%, 12/01/39	250,000	247,416
5.70%, 06/15/40	150,000	150,353
4.20%, 03/15/42	150,000	125,135
3.95%, 03/01/43 (a)	250,000	200,214
4.45%, 03/15/44 (a)	320,000	273,563
4.50%, 12/01/45 (a)	250,000	211,767
3.88%, 06/15/47 (a)	225,000	170,994
4.13%, 05/15/49 (a)	230,000	181,032
3.95%, 04/01/50 (a)	350,000	273,157
3.20%, 12/01/51 (a)	250,000	163,406
6.15%, 11/15/52 (a)	250,000	262,838
5.70%, 05/15/54 (a)	250,000	248,862
4.63%, 12/01/54 (a)	300,000	252,696
4.30%, 12/01/56 (a)	190,000	148,233
4.00%, 11/15/57 (a)	160,000	117,746
4.50%, 05/15/58 (a)	230,000	184,700
3.70%, 11/15/59 (a)	180,000	125,576
3.00%, 12/01/60 (a)	295,000	174,170
3.60%, 06/15/61 (a)	325,000	221,724
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	200,000	204,032
5.80%, 03/01/33 (a)	200,000	204,617
6.13%, 01/15/34 (a)	400,000	418,942
6.25%, 10/01/39	250,000	260,727
5.75%, 10/01/41 (a)	100,000	97,732
5.60%, 06/15/42 (a)	230,000	222,096
6.50%, 10/01/53 (a)	265,000	281,715
5.75%, 03/15/54 (a)	125,000	121,643
Consumers Energy Co.
4.90%, 02/15/29 (a)	200,000	200,592
4.70%, 01/15/30 (a)	200,000	198,592
3.60%, 08/15/32 (a)	125,000	113,307
4.63%, 05/15/33 (a)	150,000	144,742
3.95%, 05/15/43 (a)	120,000	98,299
3.25%, 08/15/46 (a)	160,000	115,446
3.95%, 07/15/47 (a)	185,000	144,882
4.05%, 05/15/48 (a)	200,000	159,658
4.35%, 04/15/49 (a)	200,000	166,479
3.75%, 02/15/50 (a)	175,000	132,423
3.10%, 08/15/50 (a)	260,000	175,830
3.50%, 08/01/51 (a)	245,000	178,670
2.65%, 08/15/52 (a)	80,000	48,432
2.50%, 05/01/60 (a)	225,000	124,422
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	125,000	92,000
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	150,000	120,609
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	100,000	83,810
5.30%, 05/15/33	215,000	215,074
6.05%, 01/15/38	265,000	276,691
5.45%, 02/01/41 (a)	100,000	97,724
4.60%, 06/15/43 (a)	100,000	87,084
5.10%, 06/01/65 (a)	240,000	215,725
Dominion Energy, Inc.
1.45%, 04/15/26 (a)	150,000	143,940
2.85%, 08/15/26 (a)	200,000	194,245
3.60%, 03/15/27 (a)	290,000	283,137
4.25%, 06/01/28 (a)	200,000	196,359
3.38%, 04/01/30 (a)	500,000	460,031
5.38%, 11/15/32 (a)	250,000	250,539
6.30%, 03/15/33	180,000	189,654
5.25%, 08/01/33	250,000	246,915
5.95%, 06/15/35	175,000	179,872
7.00%, 06/15/38	155,000	172,693
4.90%, 08/01/41 (a)	200,000	179,102
4.05%, 09/15/42 (a)	260,000	205,285
4.70%, 12/01/44 (a)	150,000	126,909
4.60%, 03/15/49 (a)	150,000	123,839
7.00%, 06/01/54 (a)(b)	250,000	264,170
6.88%, 02/01/55 (a)(b)	250,000	259,962
6.63%, 05/15/55 (a)(b)	300,000	305,636
DTE Electric Co.
4.85%, 12/01/26	150,000	151,205
1.90%, 04/01/28 (a)	150,000	137,300
2.25%, 03/01/30 (a)	250,000	220,370
2.63%, 03/01/31 (a)	300,000	262,736
5.20%, 04/01/33 (a)	150,000	150,084
4.00%, 04/01/43 (a)	235,000	191,472
4.30%, 07/01/44 (a)	150,000	126,427
3.70%, 03/15/45 (a)	175,000	134,548
3.70%, 06/01/46 (a)	175,000	133,283
3.75%, 08/15/47 (a)	150,000	113,101
4.05%, 05/15/48 (a)	200,000	160,132
3.95%, 03/01/49 (a)	189,000	147,902
2.95%, 03/01/50 (a)	115,000	74,714
3.25%, 04/01/51 (a)	200,000	136,304
5.40%, 04/01/53 (a)	200,000	194,204
DTE Energy Co.
2.85%, 10/01/26 (a)	320,000	310,194
4.95%, 07/01/27 (a)	350,000	351,365
4.88%, 06/01/28 (a)	200,000	199,473
5.10%, 03/01/29 (a)	350,000	350,824
3.40%, 06/15/29 (a)	250,000	233,997
2.95%, 03/01/30 (a)	240,000	215,548
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	30,000	29,142
3.95%, 11/15/28 (a)	236,000	229,347
2.45%, 02/01/30 (a)	250,000	222,584
2.55%, 04/15/31 (a)	325,000	281,702
6.45%, 10/15/32	250,000	268,997
4.95%, 01/15/33 (a)	250,000	246,053
4.85%, 01/15/34 (a)	200,000	194,200
6.10%, 06/01/37	150,000	156,314
6.00%, 01/15/38	205,000	213,351
6.05%, 04/15/38	175,000	184,243
5.30%, 02/15/40	250,000	244,736
4.25%, 12/15/41 (a)	200,000	169,468
4.00%, 09/30/42 (a)	200,000	162,112
3.75%, 06/01/45 (a)	200,000	153,059
3.88%, 03/15/46 (a)	155,000	120,034
3.70%, 12/01/47 (a)	255,000	188,933
3.95%, 03/15/48 (a)	135,000	103,628
3.20%, 08/15/49 (a)	300,000	200,120
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 04/15/51 (a)	200,000	138,197
3.55%, 03/15/52 (a)	250,000	175,708
5.35%, 01/15/53 (a)	200,000	190,088
5.40%, 01/15/54 (a)	100,000	96,062
Duke Energy Corp.
2.65%, 09/01/26 (a)	600,000	580,971
3.15%, 08/15/27 (a)	420,000	403,349
5.00%, 12/08/27 (a)	305,000	307,345
4.30%, 03/15/28 (a)	200,000	196,931
3.40%, 06/15/29 (a)	200,000	187,460
2.45%, 06/01/30 (a)	300,000	262,834
2.55%, 06/15/31 (a)	500,000	427,669
4.50%, 08/15/32 (a)	300,000	285,836
5.75%, 09/15/33 (a)	150,000	153,916
5.45%, 06/15/34 (a)	295,000	294,790
3.30%, 06/15/41 (a)	150,000	110,034
4.80%, 12/15/45 (a)	115,000	99,239
3.75%, 09/01/46 (a)	400,000	294,423
3.95%, 08/15/47 (a)	175,000	130,432
4.20%, 06/15/49 (a)	200,000	154,290
3.50%, 06/15/51 (a)	250,000	169,040
5.00%, 08/15/52 (a)	285,000	248,833
6.10%, 09/15/53 (a)	200,000	203,123
5.80%, 06/15/54 (a)	200,000	195,195
6.45%, 09/01/54 (a)(b)	240,000	243,825
3.25%, 01/15/82 (a)(b)	145,000	135,531
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	150,000	146,053
3.80%, 07/15/28 (a)	330,000	319,873
2.50%, 12/01/29 (a)	150,000	134,778
1.75%, 06/15/30 (a)	275,000	233,196
5.88%, 11/15/33 (a)	200,000	208,389
6.35%, 09/15/37	170,000	180,725
6.40%, 06/15/38	300,000	323,112
5.65%, 04/01/40	155,000	155,952
3.85%, 11/15/42 (a)	150,000	118,111
3.40%, 10/01/46 (a)	300,000	212,449
4.20%, 07/15/48 (a)	200,000	160,002
3.00%, 12/15/51 (a)	180,000	112,141
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	105,382
6.35%, 08/15/38	200,000	214,744
6.45%, 04/01/39	200,000	216,289
4.90%, 07/15/43 (a)	75,000	67,955
3.75%, 05/15/46 (a)	200,000	149,265
3.25%, 10/01/49 (a)	225,000	151,034
2.75%, 04/01/50 (a)	85,000	51,277
5.40%, 04/01/53 (a)	50,000	47,319
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	160,000	152,931
2.13%, 06/01/30 (a)	200,000	173,125
5.25%, 04/01/33 (a)	195,000	195,154
3.70%, 06/15/46 (a)	125,000	92,657
4.30%, 02/01/49 (a)	200,000	160,271
5.65%, 04/01/53 (a)	100,000	97,789
Duke Energy Progress LLC
3.45%, 03/15/29 (a)	55,000	52,144
2.00%, 08/15/31 (a)	200,000	165,594
5.25%, 03/15/33 (a)	150,000	150,238
6.30%, 04/01/38	275,000	292,472
4.10%, 05/15/42 (a)	225,000	184,405
4.10%, 03/15/43 (a)	100,000	81,418
4.38%, 03/30/44 (a)	175,000	147,188
4.15%, 12/01/44 (a)	220,000	178,744
4.20%, 08/15/45 (a)	175,000	141,753
3.70%, 10/15/46 (a)	200,000	148,009
3.60%, 09/15/47 (a)	250,000	181,588
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 08/15/50 (a)	245,000	141,615
2.90%, 08/15/51 (a)	190,000	117,221
4.00%, 04/01/52 (a)	110,000	84,080
Edison International
5.75%, 06/15/27 (a)	335,000	340,716
4.13%, 03/15/28 (a)	200,000	194,013
5.25%, 11/15/28 (a)	200,000	200,528
6.95%, 11/15/29 (a)	200,000	213,747
El Paso Electric Co.
6.00%, 05/15/35	169,000	170,308
5.00%, 12/01/44 (a)	50,000	43,105
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	212,000	207,744
2.64%, 06/15/31 (a)	100,000	84,582
4.75%, 06/15/46 (a)	400,000	331,898
Enel Americas SA
4.00%, 10/25/26 (a)	175,000	171,381
Enel Chile SA
4.88%, 06/12/28 (a)	335,000	330,694
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	160,000	157,903
5.15%, 01/15/33 (a)	125,000	124,690
5.30%, 09/15/33 (a)	200,000	201,867
5.45%, 06/01/34 (a)	100,000	101,469
4.20%, 04/01/49 (a)	225,000	178,969
2.65%, 06/15/51 (a)	195,000	115,386
5.75%, 06/01/54 (a)	100,000	99,225
Entergy Corp.
2.95%, 09/01/26 (a)	205,000	199,113
1.90%, 06/15/28 (a)	25,000	22,591
2.80%, 06/15/30 (a)	300,000	267,517
2.40%, 06/15/31 (a)	300,000	253,751
3.75%, 06/15/50 (a)	245,000	173,978
7.13%, 12/01/54 (a)(b)	300,000	305,901
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	200,000	192,665
3.12%, 09/01/27 (a)	200,000	192,382
3.25%, 04/01/28 (a)	200,000	190,327
1.60%, 12/15/30 (a)	175,000	144,402
3.05%, 06/01/31 (a)	350,000	312,173
2.35%, 06/15/32 (a)	120,000	99,927
4.00%, 03/15/33 (a)	211,000	193,379
5.15%, 09/15/34 (a)	100,000	98,335
3.10%, 06/15/41 (a)	95,000	68,236
4.95%, 01/15/45 (a)	225,000	199,445
4.20%, 09/01/48 (a)	380,000	302,531
4.20%, 04/01/50 (a)	220,000	173,269
2.90%, 03/15/51 (a)	300,000	184,579
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	100,000	93,872
5.00%, 09/01/33 (a)	75,000	73,555
3.85%, 06/01/49 (a)	210,000	156,372
3.50%, 06/01/51 (a)	210,000	146,045
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	322,000	311,860
1.75%, 03/15/31 (a)	250,000	206,120
3.55%, 09/30/49 (a)	210,000	147,760
5.00%, 09/15/52 (a)	100,000	89,318
5.55%, 09/15/54 (a)	100,000	97,029
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	395,000	382,580
4.13%, 03/01/42 (a)	150,000	122,492
4.10%, 04/01/43 (a)	250,000	201,565
4.25%, 12/01/45 (a)	200,000	161,654
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 09/01/49 (a)	185,000	122,668
3.45%, 04/15/50 (a)	100,000	69,094
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	190,000	164,766
5.40%, 04/01/34 (a)	85,000	85,137
5.30%, 10/01/41 (a)	50,000	47,384
4.20%, 06/15/47 (a)	95,000	75,132
4.20%, 03/15/48 (a)	85,000	67,663
4.13%, 04/01/49 (a)	100,000	77,538
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	227,496
Eversource Energy
4.75%, 05/15/26	200,000	199,798
5.00%, 01/01/27	100,000	100,362
2.90%, 03/01/27 (a)	200,000	191,989
3.30%, 01/15/28 (a)	250,000	237,847
5.45%, 03/01/28 (a)	280,000	283,622
5.95%, 02/01/29 (a)	275,000	283,444
4.25%, 04/01/29 (a)	220,000	212,609
1.65%, 08/15/30 (a)	400,000	332,723
2.55%, 03/15/31 (a)	310,000	265,533
5.85%, 04/15/31 (a)	200,000	205,269
3.38%, 03/01/32 (a)	255,000	223,513
5.13%, 05/15/33 (a)	200,000	194,447
3.45%, 01/15/50 (a)	305,000	208,938
Exelon Corp.
3.40%, 04/15/26 (a)	100,000	98,381
2.75%, 03/15/27 (a)	200,000	191,577
5.15%, 03/15/28 (a)	385,000	387,581
5.15%, 03/15/29 (a)	200,000	201,093
4.05%, 04/15/30 (a)	450,000	428,957
3.35%, 03/15/32 (a)	245,000	217,184
5.30%, 03/15/33 (a)	250,000	249,391
5.45%, 03/15/34 (a)	265,000	264,764
4.95%, 06/15/35 (a)(d)	200,000	189,390
5.63%, 06/15/35	150,000	150,558
5.10%, 06/15/45 (a)	200,000	181,068
4.45%, 04/15/46 (a)	100,000	83,202
4.70%, 04/15/50 (a)	265,000	223,983
4.10%, 03/15/52 (a)	120,000	91,513
5.60%, 03/15/53 (a)	200,000	192,709
FirstEnergy Corp.
1.60%, 01/15/26 (a)	100,000	96,538
3.90%, 07/15/27 (a)(e)	560,000	546,064
2.65%, 03/01/30 (a)	245,000	217,401
2.25%, 09/01/30 (a)	150,000	128,656
4.85%, 07/15/47 (a)(e)	170,000	144,887
3.40%, 03/01/50 (a)	325,000	220,453
Florida Power & Light Co.
4.45%, 05/15/26 (a)	150,000	150,071
5.05%, 04/01/28 (a)	300,000	302,983
4.40%, 05/15/28 (a)	230,000	227,792
4.63%, 05/15/30 (a)	200,000	198,102
2.45%, 02/03/32 (a)	595,000	502,437
5.10%, 04/01/33 (a)	330,000	328,050
5.63%, 04/01/34	265,000	273,566
5.00%, 08/01/34 (a)	100,000	99,709
4.95%, 06/01/35	170,000	165,304
5.95%, 02/01/38	220,000	230,587
5.96%, 04/01/39	190,000	198,931
5.69%, 03/01/40	165,000	168,913
5.25%, 02/01/41 (a)	195,000	189,151
4.13%, 02/01/42 (a)	335,000	279,424
4.05%, 06/01/42 (a)	210,000	173,212
3.80%, 12/15/42 (a)	175,000	138,594
4.05%, 10/01/44 (a)	185,000	150,551
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 12/01/47 (a)	205,000	153,527
3.95%, 03/01/48 (a)	340,000	267,109
4.13%, 06/01/48 (a)	265,000	212,237
3.99%, 03/01/49 (a)	210,000	164,682
3.15%, 10/01/49 (a)	260,000	175,307
2.88%, 12/04/51 (a)	400,000	251,296
5.30%, 04/01/53 (a)	225,000	214,578
Fortis, Inc.
3.06%, 10/04/26 (a)	335,000	324,671
Georgia Power Co.
3.25%, 04/01/26 (a)	200,000	196,811
5.00%, 02/23/27 (a)	150,000	151,216
3.25%, 03/30/27 (a)	130,000	126,184
4.65%, 05/16/28 (a)	200,000	199,214
2.65%, 09/15/29 (a)	165,000	149,693
4.70%, 05/15/32 (a)	250,000	243,556
4.95%, 05/17/33 (a)	275,000	269,671
5.25%, 03/15/34 (a)	270,000	268,248
4.75%, 09/01/40	100,000	91,350
4.30%, 03/15/42	300,000	255,264
4.30%, 03/15/43	150,000	125,653
3.70%, 01/30/50 (a)	200,000	146,736
3.25%, 03/15/51 (a)	200,000	134,773
5.13%, 05/15/52 (a)	275,000	255,418
Iberdrola International BV
6.75%, 07/15/36	160,000	176,844
Idaho Power Co.
5.20%, 08/15/34 (a)	100,000	99,606
4.20%, 03/01/48 (a)	375,000	297,174
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	48,418
6.05%, 03/15/37	115,000	118,665
4.55%, 03/15/46 (a)	145,000	122,507
3.75%, 07/01/47 (a)	165,000	123,066
4.25%, 08/15/48 (a)	200,000	157,531
3.25%, 05/01/51 (a)	95,000	62,432
5.63%, 04/01/53 (a)	150,000	146,396
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	250,000	242,838
3.60%, 04/01/29 (a)	80,000	75,763
2.30%, 06/01/30 (a)	300,000	259,730
3.70%, 09/15/46 (a)	125,000	92,799
3.50%, 09/30/49 (a)	180,000	125,982
3.10%, 11/30/51 (a)	125,000	80,083
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	285,000	268,686
ITC Holdings Corp.
3.25%, 06/30/26 (a)	120,000	117,346
3.35%, 11/15/27 (a)	325,000	313,451
5.30%, 07/01/43 (a)	100,000	91,876
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	189,498
4.38%, 10/01/45 (a)	150,000	124,483
3.30%, 06/01/50 (a)	150,000	101,127
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	160,000	161,949
4.25%, 04/01/49 (a)	150,000	119,283
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	48,394
3.65%, 04/15/29 (a)	300,000	286,141
6.75%, 12/30/31	200,000	220,519
5.35%, 01/15/34 (a)	175,000	177,134
5.80%, 10/15/36	175,000	180,800
4.80%, 09/15/43 (a)	200,000	179,986
4.40%, 10/15/44 (a)	125,000	106,879
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 05/01/46 (a)	150,000	123,744
3.95%, 08/01/47 (a)	135,000	105,295
3.65%, 08/01/48 (a)	260,000	192,879
4.25%, 07/15/49 (a)	300,000	243,917
3.15%, 04/15/50 (a)	315,000	211,419
2.70%, 08/01/52 (a)	150,000	90,789
Mississippi Power Co.
3.95%, 03/30/28 (a)	225,000	219,167
4.25%, 03/15/42	100,000	83,440
3.10%, 07/30/51 (a)	100,000	65,252
National Grid PLC
5.60%, 06/12/28 (a)	200,000	203,951
5.81%, 06/12/33 (a)	250,000	255,106
5.42%, 01/11/34 (a)	200,000	199,320
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/26 (a)	200,000	199,665
4.80%, 02/05/27 (a)	200,000	200,622
5.10%, 05/06/27 (a)	150,000	151,220
4.12%, 09/16/27 (a)	125,000	123,379
3.40%, 02/07/28 (a)	350,000	336,387
5.05%, 09/15/28 (a)	100,000	100,794
3.90%, 11/01/28 (a)	250,000	241,808
3.70%, 03/15/29 (a)	275,000	262,899
2.40%, 03/15/30 (a)	200,000	176,605
1.35%, 03/15/31 (a)	250,000	200,829
1.65%, 06/15/31 (a)	150,000	121,798
8.00%, 03/01/32	300,000	349,329
2.75%, 04/15/32 (a)	105,000	89,920
4.02%, 11/01/32 (a)	35,000	32,433
4.15%, 12/15/32 (a)	145,000	135,325
5.80%, 01/15/33 (a)	225,000	233,068
5.00%, 08/15/34 (a)	100,000	97,902
5.25%, 04/20/46 (a)(b)	350,000	345,943
4.40%, 11/01/48 (a)	150,000	122,967
4.30%, 03/15/49 (a)	155,000	125,610
7.13%, 09/15/53 (a)(b)	125,000	129,332
Nevada Power Co.
3.70%, 05/01/29 (a)	240,000	229,082
2.40%, 05/01/30 (a)	25,000	22,008
6.65%, 04/01/36	250,000	267,977
6.75%, 07/01/37	220,000	241,746
3.13%, 08/01/50 (a)	235,000	150,415
NextEra Energy Capital Holdings, Inc.
4.95%, 01/29/26	200,000	200,479
1.88%, 01/15/27 (a)	350,000	330,734
3.55%, 05/01/27 (a)	480,000	467,872
4.63%, 07/15/27 (a)	410,000	409,537
4.90%, 02/28/28 (a)	410,000	410,479
1.90%, 06/15/28 (a)	475,000	430,173
4.90%, 03/15/29 (a)	200,000	199,537
3.50%, 04/01/29 (a)	155,000	146,321
2.75%, 11/01/29 (a)	350,000	317,193
2.25%, 06/01/30 (a)	700,000	605,692
2.44%, 01/15/32 (a)	450,000	375,715
5.00%, 07/15/32 (a)	300,000	295,581
5.05%, 02/28/33 (a)	250,000	245,399
5.25%, 03/15/34 (a)	325,000	321,591
3.00%, 01/15/52 (a)	200,000	125,106
5.25%, 02/28/53 (a)	340,000	313,135
5.55%, 03/15/54 (a)	240,000	230,101
6.75%, 06/15/54 (a)(b)	300,000	308,191
6.70%, 09/01/54 (a)(b)	295,000	300,230
4.80%, 12/01/77 (a)(b)	225,000	216,988
5.65%, 05/01/79 (a)(b)	145,000	141,920
3.80%, 03/15/82 (a)(b)	150,000	142,941
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northern States Power Co.
2.25%, 04/01/31 (a)	200,000	170,142
6.25%, 06/01/36	145,000	156,965
6.20%, 07/01/37	175,000	186,962
5.35%, 11/01/39	120,000	118,165
3.40%, 08/15/42 (a)	145,000	110,123
4.00%, 08/15/45 (a)	100,000	79,293
3.60%, 05/15/46 (a)	250,000	186,178
3.60%, 09/15/47 (a)	400,000	295,822
2.90%, 03/01/50 (a)	130,000	83,194
2.60%, 06/01/51 (a)	280,000	167,172
4.50%, 06/01/52 (a)	150,000	126,544
5.10%, 05/15/53 (a)	45,000	41,652
NorthWestern Corp.
4.18%, 11/15/44 (a)	185,000	148,209
NSTAR Electric Co.
3.20%, 05/15/27 (a)	250,000	241,597
3.25%, 05/15/29 (a)	115,000	107,528
3.95%, 04/01/30 (a)	150,000	143,403
1.95%, 08/15/31 (a)	205,000	170,844
5.50%, 03/15/40	100,000	98,276
4.40%, 03/01/44 (a)	250,000	210,815
3.10%, 06/01/51 (a)	175,000	114,461
4.55%, 06/01/52 (a)	40,000	33,560
Oglethorpe Power Corp.
5.95%, 11/01/39	180,000	182,013
5.38%, 11/01/40	200,000	189,643
4.50%, 04/01/47 (a)	125,000	102,314
5.05%, 10/01/48 (a)	200,000	176,389
3.75%, 08/01/50 (a)	150,000	106,936
5.25%, 09/01/50	85,000	76,245
6.20%, 12/01/53 (a)	125,000	128,893
Ohio Edison Co.
6.88%, 07/15/36	100,000	110,423
Ohio Power Co.
2.60%, 04/01/30 (a)	235,000	208,321
1.63%, 01/15/31 (a)	200,000	163,003
5.65%, 06/01/34 (a)	135,000	136,023
4.15%, 04/01/48 (a)	200,000	153,606
4.00%, 06/01/49 (a)	150,000	113,080
2.90%, 10/01/51 (a)	45,000	27,078
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	125,000	115,287
3.25%, 04/01/30 (a)	200,000	183,596
5.40%, 01/15/33 (a)	150,000	151,299
4.15%, 04/01/47 (a)	290,000	229,802
3.85%, 08/15/47 (a)	85,000	64,000
5.60%, 04/01/53 (a)	105,000	102,327
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	200,000	192,362
5.75%, 03/15/29 (a)	123,000	127,466
2.75%, 05/15/30 (a)	200,000	179,693
7.00%, 05/01/32	250,000	278,665
4.15%, 06/01/32 (a)	150,000	140,533
4.55%, 09/15/32 (a)	200,000	192,598
5.65%, 11/15/33 (a)	250,000	256,634
7.50%, 09/01/38	100,000	117,858
5.25%, 09/30/40	175,000	169,498
4.55%, 12/01/41 (a)	150,000	131,696
5.30%, 06/01/42 (a)	150,000	144,125
3.75%, 04/01/45 (a)	175,000	134,447
3.80%, 09/30/47 (a)	100,000	76,100
4.10%, 11/15/48 (a)	145,000	114,829
3.80%, 06/01/49 (a)	285,000	215,756
3.10%, 09/15/49 (a)	230,000	150,668
3.70%, 05/15/50 (a)	160,000	116,914
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 11/15/51 (a)	140,000	82,609
4.60%, 06/01/52 (a)	150,000	125,657
4.95%, 09/15/52 (a)	250,000	223,517
5.35%, 10/01/52 (a)	100,000	94,801
5.55%, 06/15/54 (a)(d)	100,000	97,385
Pacific Gas & Electric Co.
3.15%, 01/01/26	555,000	545,407
2.95%, 03/01/26 (a)	225,000	220,015
3.30%, 03/15/27 (a)	275,000	265,758
2.10%, 08/01/27 (a)	350,000	326,509
3.30%, 12/01/27 (a)	500,000	477,756
3.00%, 06/15/28 (a)	350,000	328,171
3.75%, 07/01/28	325,000	311,105
4.65%, 08/01/28 (a)	100,000	98,477
6.10%, 01/15/29 (a)	45,000	46,566
4.55%, 07/01/30 (a)	900,000	871,683
2.50%, 02/01/31 (a)	600,000	513,768
3.25%, 06/01/31 (a)	600,000	532,911
4.40%, 03/01/32 (a)	300,000	282,707
5.90%, 06/15/32 (a)	300,000	308,323
6.15%, 01/15/33 (a)	300,000	311,801
6.40%, 06/15/33 (a)	315,000	333,043
6.95%, 03/15/34 (a)	210,000	230,844
4.50%, 07/01/40 (a)	550,000	474,542
3.30%, 08/01/40 (a)	350,000	261,672
4.20%, 06/01/41 (a)	300,000	244,993
4.45%, 04/15/42 (a)	350,000	291,217
3.75%, 08/15/42 (a)(e)	100,000	75,394
4.60%, 06/15/43 (a)	250,000	211,179
4.75%, 02/15/44 (a)	200,000	170,795
4.30%, 03/15/45 (a)	260,000	207,720
4.25%, 03/15/46 (a)(e)	175,000	138,350
4.00%, 12/01/46 (a)	240,000	181,387
4.95%, 07/01/50 (a)	945,000	820,073
3.50%, 08/01/50 (a)	205,000	140,721
5.25%, 03/01/52 (a)	355,000	319,491
6.75%, 01/15/53 (a)	245,000	267,551
6.70%, 04/01/53 (a)	200,000	217,020
PacifiCorp
5.10%, 02/15/29 (a)	25,000	25,162
3.50%, 06/15/29 (a)	125,000	117,665
2.70%, 09/15/30 (a)	150,000	132,538
5.30%, 02/15/31 (a)	200,000	201,809
7.70%, 11/15/31	150,000	170,922
5.45%, 02/15/34 (a)	175,000	174,045
5.25%, 06/15/35	25,000	24,684
6.10%, 08/01/36	140,000	145,439
5.75%, 04/01/37	200,000	201,175
6.25%, 10/15/37	150,000	157,423
6.35%, 07/15/38	150,000	156,980
6.00%, 01/15/39	155,000	158,173
4.10%, 02/01/42 (a)	200,000	161,072
4.13%, 01/15/49 (a)	225,000	174,913
4.15%, 02/15/50 (a)	225,000	173,882
3.30%, 03/15/51 (a)	250,000	162,566
2.90%, 06/15/52 (a)	330,000	196,658
5.35%, 12/01/53 (a)	325,000	298,551
5.50%, 05/15/54 (a)	400,000	374,400
5.80%, 01/15/55 (a)	430,000	419,384
PECO Energy Co.
4.90%, 06/15/33 (a)	175,000	172,257
5.95%, 10/01/36	265,000	277,932
3.70%, 09/15/47 (a)	150,000	112,391
3.90%, 03/01/48 (a)	225,000	174,478
3.00%, 09/15/49 (a)	130,000	85,066
2.80%, 06/15/50 (a)	200,000	124,693
3.05%, 03/15/51 (a)	60,000	38,771
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 09/15/51 (a)	160,000	99,215
4.60%, 05/15/52 (a)	125,000	107,506
4.38%, 08/15/52 (a)	140,000	115,933
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	150,000	149,055
6.50%, 11/15/37	240,000	263,089
4.15%, 03/15/43 (a)	250,000	206,581
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	285,000	278,399
4.13%, 04/15/30 (a)	150,000	142,980
5.25%, 09/01/34 (a)	250,000	246,220
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	400,000	395,773
4.85%, 02/15/34 (a)	200,000	195,009
4.75%, 07/15/43 (a)	100,000	89,967
4.13%, 06/15/44 (a)	95,000	78,900
3.95%, 06/01/47 (a)	140,000	110,036
4.15%, 06/15/48 (a)	150,000	121,160
5.25%, 05/15/53 (a)	200,000	190,874
Progress Energy, Inc.
7.75%, 03/01/31	250,000	282,833
7.00%, 10/30/31	200,000	221,537
6.00%, 12/01/39	185,000	187,639
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	175,000	169,001
1.90%, 01/15/31 (a)	155,000	129,564
1.88%, 06/15/31 (a)	225,000	185,327
4.10%, 06/01/32 (a)	150,000	140,787
5.35%, 05/15/34 (a)	125,000	125,253
6.25%, 09/01/37	120,000	126,846
3.60%, 09/15/42 (a)	100,000	76,201
4.30%, 03/15/44 (a)	100,000	82,159
3.80%, 06/15/47 (a)	100,000	74,652
4.10%, 06/15/48 (a)	85,000	66,293
4.05%, 09/15/49 (a)	205,000	157,788
3.20%, 03/01/50 (a)	250,000	165,946
2.70%, 01/15/51 (a)	220,000	130,929
4.50%, 06/01/52 (a)	55,000	45,632
5.25%, 04/01/53 (a)	240,000	223,158
5.75%, 05/15/54 (a)	200,000	199,825
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	75,000	63,161
5.35%, 10/01/33 (a)	100,000	101,117
3.60%, 07/01/49 (a)	130,000	94,514
5.15%, 01/15/53 (a)	145,000	134,446
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	124,235
5.25%, 01/15/33 (a)	165,000	162,968
3.15%, 08/15/51 (a)	150,000	95,327
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	150,000	143,715
3.00%, 05/15/27 (a)	255,000	246,361
3.70%, 05/01/28 (a)	235,000	227,352
3.20%, 05/15/29 (a)	225,000	211,265
2.45%, 01/15/30 (a)	340,000	303,869
1.90%, 08/15/31 (a)	200,000	164,804
4.90%, 12/15/32 (a)	220,000	218,233
4.65%, 03/15/33 (a)	110,000	106,480
4.85%, 08/01/34 (a)	125,000	121,643
5.80%, 05/01/37	80,000	82,561
3.95%, 05/01/42 (a)	100,000	81,515
3.65%, 09/01/42 (a)	100,000	77,978
3.80%, 01/01/43 (a)	175,000	138,488
3.80%, 03/01/46 (a)	155,000	120,212
3.60%, 12/01/47 (a)	300,000	221,406
4.05%, 05/01/48 (a)	285,000	226,686
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 05/01/49 (a)	160,000	122,826
3.20%, 08/01/49 (a)	150,000	102,631
3.15%, 01/01/50 (a)	25,000	16,837
2.70%, 05/01/50 (a)	225,000	137,381
2.05%, 08/01/50 (a)	250,000	132,323
5.13%, 03/15/53 (a)	150,000	139,732
5.30%, 08/01/54 (a)	100,000	95,101
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	205,698
5.88%, 10/15/28 (a)	15,000	15,478
5.20%, 04/01/29 (a)	300,000	303,238
1.60%, 08/15/30 (a)	360,000	299,810
2.45%, 11/15/31 (a)	300,000	253,201
6.13%, 10/15/33 (a)	155,000	161,897
Puget Energy, Inc.
2.38%, 06/15/28 (a)	50,000	45,676
4.10%, 06/15/30 (a)	300,000	281,757
4.22%, 03/15/32 (a)	150,000	137,257
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	75,000	74,547
6.27%, 03/15/37	100,000	105,833
5.76%, 10/01/39	100,000	100,844
5.80%, 03/15/40	125,000	125,435
5.64%, 04/15/41 (a)	150,000	147,261
4.30%, 05/20/45 (a)	165,000	134,840
4.22%, 06/15/48 (a)	215,000	172,495
3.25%, 09/15/49 (a)	305,000	203,672
2.89%, 09/15/51 (a)	210,000	128,356
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	130,000	126,472
1.70%, 10/01/30 (a)	275,000	230,663
3.00%, 03/15/32 (a)	250,000	218,036
6.00%, 06/01/39	150,000	156,418
4.50%, 08/15/40	200,000	179,094
3.75%, 06/01/47 (a)	125,000	93,556
4.15%, 05/15/48 (a)	125,000	99,519
4.10%, 06/15/49 (a)	165,000	129,581
3.32%, 04/15/50 (a)	150,000	101,324
2.95%, 08/15/51 (a)	185,000	119,394
3.70%, 03/15/52 (a)	200,000	144,367
5.35%, 04/01/53 (a)	230,000	217,023
5.55%, 04/15/54 (a)	175,000	169,991
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	194,883
5.90%, 03/15/54 (a)	165,000	166,095
Southern California Edison Co.
1.20%, 02/01/26 (a)	250,000	240,955
4.90%, 06/01/26 (a)	100,000	100,281
4.70%, 06/01/27 (a)	150,000	150,120
5.85%, 11/01/27 (a)	250,000	257,103
3.65%, 03/01/28 (a)	100,000	96,399
5.30%, 03/01/28 (a)	200,000	202,580
5.65%, 10/01/28 (a)	115,000	117,810
4.20%, 03/01/29 (a)	150,000	145,497
6.65%, 04/01/29	225,000	237,613
5.15%, 06/01/29 (a)	80,000	80,541
2.85%, 08/01/29 (a)	290,000	264,841
2.25%, 06/01/30 (a)	250,000	217,158
2.50%, 06/01/31 (a)	100,000	85,591
5.45%, 06/01/31 (a)	250,000	254,031
2.75%, 02/01/32 (a)	200,000	170,951
5.95%, 11/01/32 (a)	200,000	208,717
6.00%, 01/15/34	200,000	209,620
5.20%, 06/01/34 (a)	250,000	247,504
5.75%, 04/01/35	200,000	204,840
5.35%, 07/15/35	200,000	198,892
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 01/15/37	285,000	283,659
5.95%, 02/01/38	350,000	358,656
6.05%, 03/15/39	150,000	155,374
5.50%, 03/15/40	150,000	146,423
4.05%, 03/15/42 (a)	175,000	141,594
3.90%, 03/15/43 (a)	125,000	98,409
4.65%, 10/01/43 (a)	250,000	216,205
3.60%, 02/01/45 (a)	150,000	110,795
4.00%, 04/01/47 (a)	550,000	423,743
4.13%, 03/01/48 (a)	415,000	324,037
4.88%, 03/01/49 (a)	245,000	214,363
3.65%, 02/01/50 (a)	400,000	286,238
2.95%, 02/01/51 (a)	215,000	135,018
3.65%, 06/01/51 (a)	165,000	116,939
3.45%, 02/01/52 (a)	325,000	220,010
5.45%, 06/01/52 (a)	120,000	113,093
5.88%, 12/01/53 (a)	150,000	149,298
Southern Co.
3.25%, 07/01/26 (a)	600,000	587,876
5.11%, 08/01/27 (e)	275,000	277,511
1.75%, 03/15/28 (a)	100,000	90,794
4.85%, 06/15/28 (a)	250,000	250,329
5.50%, 03/15/29 (a)	325,000	331,664
3.70%, 04/30/30 (a)	350,000	328,558
5.70%, 10/15/32 (a)	170,000	174,964
5.20%, 06/15/33 (a)	200,000	197,850
5.70%, 03/15/34 (a)	305,000	311,797
4.85%, 03/15/35 (a)	200,000	190,942
4.25%, 07/01/36 (a)	185,000	166,336
4.40%, 07/01/46 (a)	550,000	455,344
4.00%, 01/15/51 (a)(b)	250,000	245,082
3.75%, 09/15/51 (a)(b)	290,000	278,135
Southern Power Co.
0.90%, 01/15/26 (a)	225,000	216,197
5.15%, 09/15/41	150,000	140,173
5.25%, 07/15/43	150,000	139,054
4.95%, 12/15/46 (a)	128,000	112,190
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	105,000	101,084
2.75%, 10/01/26 (a)	150,000	144,723
4.10%, 09/15/28 (a)	200,000	194,181
3.90%, 04/01/45 (a)	110,000	82,036
3.85%, 02/01/48 (a)	200,000	144,470
3.25%, 11/01/51 (a)	250,000	159,162
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	200,000	172,149
3.40%, 08/15/46 (a)	150,000	105,040
3.70%, 08/15/47 (a)	150,000	109,123
4.40%, 11/15/48 (a)	155,000	125,905
3.75%, 06/15/49 (a)	130,000	94,417
3.15%, 05/01/50 (a)	170,000	110,232
Tampa Electric Co.
4.90%, 03/01/29 (a)	200,000	199,947
2.40%, 03/15/31 (a)	50,000	42,771
4.10%, 06/15/42 (a)	135,000	109,843
4.35%, 05/15/44 (a)	100,000	82,960
4.30%, 06/15/48 (a)	150,000	120,870
4.45%, 06/15/49 (a)	200,000	164,736
3.63%, 06/15/50 (a)	120,000	85,583
3.45%, 03/15/51 (a)	100,000	68,249
5.00%, 07/15/52 (a)	75,000	66,943
Toledo Edison Co.
6.15%, 05/15/37	100,000	105,476
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	175,000	144,692
3.25%, 05/15/32 (a)	100,000	87,874
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 09/15/34 (a)	100,000	98,185
4.85%, 12/01/48 (a)	175,000	152,438
4.00%, 06/15/50 (a)	100,000	75,780
3.25%, 05/01/51 (a)	200,000	132,274
5.50%, 04/15/53 (a)	110,000	104,761
Union Electric Co.
2.95%, 06/15/27 (a)	99,000	95,179
3.50%, 03/15/29 (a)	425,000	403,773
2.95%, 03/15/30 (a)	150,000	136,630
2.15%, 03/15/32 (a)	200,000	164,218
8.45%, 03/15/39	150,000	190,511
3.90%, 09/15/42 (a)	240,000	191,983
3.65%, 04/15/45 (a)	100,000	75,508
4.00%, 04/01/48 (a)	150,000	116,279
3.25%, 10/01/49 (a)	270,000	186,261
2.63%, 03/15/51 (a)	255,000	150,740
3.90%, 04/01/52 (a)	185,000	141,666
5.13%, 03/15/55 (a)	125,000	114,680
Virginia Electric & Power Co.
3.15%, 01/15/26 (a)	250,000	246,435
2.95%, 11/15/26 (a)	200,000	194,138
3.50%, 03/15/27 (a)	350,000	341,275
2.88%, 07/15/29 (a)	150,000	138,176
5.00%, 04/01/33 (a)	200,000	195,854
5.30%, 08/15/33 (a)	50,000	49,852
5.00%, 01/15/34 (a)	170,000	165,609
5.05%, 08/15/34 (a)	190,000	185,648
6.00%, 01/15/36	250,000	259,321
6.00%, 05/15/37	325,000	337,003
6.35%, 11/30/37	150,000	159,694
8.88%, 11/15/38	300,000	389,567
4.00%, 01/15/43 (a)	250,000	199,572
4.65%, 08/15/43 (a)	150,000	131,714
4.45%, 02/15/44 (a)	250,000	212,097
4.20%, 05/15/45 (a)	100,000	80,690
4.00%, 11/15/46 (a)	115,000	89,309
3.80%, 09/15/47 (a)	250,000	186,892
4.60%, 12/01/48 (a)	300,000	252,768
3.30%, 12/01/49 (a)	300,000	203,495
2.45%, 12/15/50 (a)	450,000	253,573
2.95%, 11/15/51 (a)	25,000	15,558
4.63%, 05/15/52 (a)	240,000	202,284
5.45%, 04/01/53 (a)	220,000	209,831
5.55%, 08/15/54 (a)	100,000	96,811
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	200,000	200,168
5.60%, 09/12/26 (a)	74,000	75,008
5.15%, 10/01/27 (a)	175,000	176,930
1.38%, 10/15/27 (a)	250,000	228,239
4.75%, 01/15/28 (a)	145,000	144,913
2.20%, 12/15/28 (a)	150,000	135,427
1.80%, 10/15/30 (a)	86,000	71,986
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	150,000	136,099
4.75%, 09/30/32 (a)	195,000	192,586
5.63%, 05/15/33	235,000	244,468
4.60%, 10/01/34 (a)	60,000	57,246
4.30%, 10/15/48 (a)	125,000	102,991
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	125,000	119,685
3.00%, 07/01/29 (a)	275,000	253,884
6.38%, 08/15/37	120,000	127,753
3.65%, 04/01/50 (a)	200,000	143,438
Wisconsin Public Service Corp.
3.67%, 12/01/42	160,000	124,251
4.75%, 11/01/44 (a)	150,000	133,254
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 09/01/49 (a)	122,000	83,811
2.85%, 12/01/51 (a)	55,000	34,021
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	100,000	97,516
4.00%, 06/15/28 (a)	325,000	314,614
3.40%, 06/01/30 (a)	360,000	330,405
2.35%, 11/15/31 (a)	75,000	62,024
4.60%, 06/01/32 (a)	300,000	285,837
5.45%, 08/15/33 (a)	300,000	298,118
5.50%, 03/15/34 (a)	60,000	59,780
6.50%, 07/01/36	80,000	85,542
3.50%, 12/01/49 (a)	200,000	137,572
		168,826,981
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	192,796
2.63%, 09/15/29 (a)	535,000	487,829
1.50%, 01/15/31 (a)	375,000	307,774
5.90%, 11/15/33 (a)	125,000	130,957
5.50%, 06/15/41 (a)	150,000	150,150
4.15%, 01/15/43 (a)	200,000	166,292
4.13%, 10/15/44 (a)	100,000	81,482
4.30%, 10/01/48 (a)	235,000	192,796
4.13%, 03/15/49 (a)	225,000	176,954
3.38%, 09/15/49 (a)	240,000	165,475
2.85%, 02/15/52 (a)	55,000	33,531
5.75%, 10/15/52 (a)	190,000	190,816
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	260,000	262,620
4.00%, 04/01/28 (a)	220,000	213,737
1.75%, 10/01/30 (a)	250,000	209,616
5.40%, 03/01/33 (a)	200,000	201,119
5.40%, 07/01/34 (a)	100,000	99,901
5.85%, 01/15/41 (a)	125,000	125,852
4.10%, 09/01/47 (a)	180,000	141,249
National Grid USA
5.80%, 04/01/35	85,000	85,203
NiSource, Inc.
3.49%, 05/15/27 (a)	225,000	218,973
5.25%, 03/30/28 (a)	200,000	201,717
5.20%, 07/01/29 (a)	150,000	151,206
2.95%, 09/01/29 (a)	350,000	320,386
3.60%, 05/01/30 (a)	350,000	326,478
1.70%, 02/15/31 (a)	220,000	180,008
5.40%, 06/30/33 (a)	150,000	149,906
5.35%, 04/01/34 (a)	200,000	198,513
5.95%, 06/15/41 (a)	110,000	111,565
5.25%, 02/15/43 (a)	150,000	140,075
4.80%, 02/15/44 (a)	199,000	175,666
5.65%, 02/01/45 (a)	175,000	171,411
4.38%, 05/15/47 (a)	320,000	261,530
3.95%, 03/30/48 (a)	165,000	125,796
5.00%, 06/15/52 (a)	150,000	132,826
6.95%, 11/30/54 (a)(b)	150,000	152,799
6.38%, 03/31/55 (a)(b)	100,000	99,802
ONE Gas, Inc.
5.10%, 04/01/29 (a)	100,000	100,776
2.00%, 05/15/30 (a)	80,000	69,198
4.25%, 09/01/32 (a)	150,000	141,904
4.66%, 02/01/44 (a)	200,000	174,909
4.50%, 11/01/48 (a)	125,000	103,782
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	254,583
5.10%, 02/15/35 (a)	75,000	72,757
3.64%, 11/01/46 (a)	255,000	182,749
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 06/01/50 (a)	200,000	132,178
5.05%, 05/15/52 (a)	170,000	149,439
Sempra
5.40%, 08/01/26 (a)	150,000	151,287
3.25%, 06/15/27 (a)	300,000	288,878
3.40%, 02/01/28 (a)	355,000	339,413
3.70%, 04/01/29 (a)	200,000	189,985
5.50%, 08/01/33 (a)	150,000	150,498
3.80%, 02/01/38 (a)	345,000	285,416
6.00%, 10/15/39	260,000	265,324
4.00%, 02/01/48 (a)	250,000	189,514
4.13%, 04/01/52 (a)(b)	300,000	287,600
6.40%, 10/01/54 (a)(b)	300,000	297,837
6.88%, 10/01/54 (a)(b)	300,000	303,738
Southern California Gas Co.
2.60%, 06/15/26 (a)	215,000	209,133
2.95%, 04/15/27 (a)	240,000	230,944
2.55%, 02/01/30 (a)	250,000	224,131
5.20%, 06/01/33 (a)	100,000	99,606
5.13%, 11/15/40	125,000	119,256
3.75%, 09/15/42 (a)	105,000	82,254
4.13%, 06/01/48 (a)	125,000	98,493
4.30%, 01/15/49 (a)	175,000	141,935
3.95%, 02/15/50 (a)	150,000	114,063
6.35%, 11/15/52 (a)	210,000	225,996
5.75%, 06/01/53 (a)	150,000	149,178
5.60%, 04/01/54 (a)	150,000	146,899
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	130,000	127,412
1.75%, 01/15/31 (a)	200,000	164,736
5.15%, 09/15/32 (a)	90,000	89,773
5.75%, 09/15/33 (a)	225,000	230,783
4.95%, 09/15/34 (a)	50,000	48,391
5.88%, 03/15/41 (a)	200,000	202,390
4.40%, 06/01/43 (a)	131,000	110,377
3.95%, 10/01/46 (a)	125,000	96,625
4.40%, 05/30/47 (a)	185,000	152,135
3.15%, 09/30/51 (a)	150,000	96,744
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	101,313
2.20%, 06/15/30 (a)	255,000	220,570
4.05%, 03/15/32 (a)	140,000	130,060
3.80%, 09/29/46 (a)	100,000	73,640
4.15%, 06/01/49 (a)	125,000	95,255
3.18%, 08/15/51 (a)	85,000	53,756
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	125,000	122,153
3.30%, 06/01/51 (a)	110,000	74,056
Spire, Inc.
5.30%, 03/01/26	100,000	100,585
Washington Gas Light Co.
3.80%, 09/15/46 (a)	130,000	98,114
3.65%, 09/15/49 (a)	200,000	143,854
		15,241,181
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	95,608
3.75%, 09/01/28 (a)	250,000	240,535
3.45%, 06/01/29 (a)	165,000	155,490
2.80%, 05/01/30 (a)	200,000	179,492
2.30%, 06/01/31 (a)	200,000	169,094
4.45%, 06/01/32 (a)	275,000	262,565
5.15%, 03/01/34 (a)	200,000	198,389
6.59%, 10/15/37	200,000	220,683
4.30%, 12/01/42 (a)	175,000	148,162
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 09/01/45 (a)	115,000	94,544
4.00%, 12/01/46 (a)	140,000	109,533
3.75%, 09/01/47 (a)	250,000	185,939
4.20%, 09/01/48 (a)	230,000	183,383
4.15%, 06/01/49 (a)	180,000	142,194
3.45%, 05/01/50 (a)	155,000	107,259
3.25%, 06/01/51 (a)	95,000	63,476
5.45%, 03/01/54 (a)	200,000	191,661
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	250,000	235,471
2.70%, 04/15/30 (a)	160,000	142,428
2.40%, 05/01/31 (a)	50,000	42,551
5.38%, 01/15/34 (a)	100,000	99,282
4.28%, 05/01/49 (a)	205,000	160,881
3.35%, 04/15/50 (a)	290,000	190,649
5.30%, 05/01/52 (a)	150,000	136,523
United Utilities PLC
6.88%, 08/15/28	80,000	84,371
		3,840,163
		187,908,325
Total Corporates (Cost $2,213,868,241)		2,024,012,111

TREASURIES 43.9% OF NET ASSETS
U.S. Treasury Bonds
6.00%, 02/15/26	1,889,000	1,928,294
6.75%, 08/15/26	1,209,000	1,258,775
6.50%, 11/15/26	1,748,000	1,827,476
6.63%, 02/15/27	1,000,000	1,052,534
6.38%, 08/15/27	1,200,000	1,263,253
6.13%, 11/15/27	2,434,000	2,556,567
5.50%, 08/15/28	1,748,000	1,821,433
5.25%, 11/15/28	2,248,000	2,319,496
5.25%, 02/15/29	1,174,000	1,217,611
6.13%, 08/15/29	1,044,000	1,119,992
6.25%, 05/15/30	2,131,000	2,316,668
5.38%, 02/15/31	2,594,000	2,720,429
4.50%, 02/15/36	2,844,000	2,841,780
4.75%, 02/15/37	1,432,000	1,452,732
5.00%, 05/15/37	1,648,000	1,707,212
4.38%, 02/15/38	1,596,000	1,553,109
4.50%, 05/15/38	2,096,000	2,064,996
3.50%, 02/15/39	2,122,000	1,860,758
4.25%, 05/15/39	2,846,000	2,701,793
4.50%, 08/15/39	3,146,000	3,062,248
4.38%, 11/15/39	3,825,000	3,666,950
4.63%, 02/15/40	2,955,000	2,908,575
1.13%, 05/15/40	12,200,000	7,342,220
4.38%, 05/15/40	3,194,000	3,055,227
1.13%, 08/15/40	14,500,000	8,649,230
3.88%, 08/15/40	3,494,000	3,145,779
1.38%, 11/15/40	16,700,000	10,339,506
4.25%, 11/15/40	2,753,000	2,588,842
1.88%, 02/15/41	19,600,000	13,127,333
4.75%, 02/15/41	4,292,000	4,273,327
2.25%, 05/15/41	16,000,000	11,354,438
4.38%, 05/15/41	3,944,000	3,755,864
1.75%, 08/15/41	22,400,000	14,504,753
3.75%, 08/15/41	3,817,000	3,357,780
2.00%, 11/15/41	19,000,000	12,759,788
3.13%, 11/15/41	3,844,000	3,093,554
2.38%, 02/15/42	15,400,000	10,961,783
3.13%, 02/15/42	4,082,000	3,274,573
3.00%, 05/15/42	3,998,000	3,137,047
3.25%, 05/15/42	13,600,000	11,061,269
2.75%, 08/15/42	4,191,000	3,148,034
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 08/15/42	12,200,000	10,068,505
2.75%, 11/15/42	6,358,000	4,749,690
4.00%, 11/15/42	11,900,000	10,703,529
3.13%, 02/15/43	5,286,000	4,174,773
3.88%, 02/15/43	12,450,000	10,983,373
2.88%, 05/15/43	8,881,000	6,725,716
3.88%, 05/15/43	12,300,000	10,824,501
3.63%, 08/15/43	6,417,000	5,434,725
4.38%, 08/15/43	12,850,000	12,089,619
3.75%, 11/15/43	6,150,000	5,294,295
4.75%, 11/15/43	13,150,000	12,980,283
3.63%, 02/15/44	7,027,000	5,926,368
4.50%, 02/15/44	13,150,000	12,550,040
3.38%, 05/15/44	6,294,000	5,099,421
4.63%, 05/15/44	14,000,000	13,570,455
3.13%, 08/15/44	8,132,000	6,311,684
4.13%, 08/15/44	13,400,000	12,124,421
3.00%, 11/15/44	6,336,000	4,806,571
4.63%, 11/15/44	10,000,000	9,690,369
2.50%, 02/15/45	8,632,000	5,986,721
3.00%, 05/15/45	6,534,000	4,935,615
2.88%, 08/15/45	5,332,000	3,931,073
3.00%, 11/15/45	3,282,000	2,466,978
2.50%, 02/15/46	8,091,000	5,527,606
2.50%, 05/15/46	6,732,000	4,581,570
2.25%, 08/15/46	9,078,000	5,857,983
2.88%, 11/15/46	3,719,000	2,700,832
3.00%, 02/15/47	6,584,000	4,878,211
3.00%, 05/15/47	5,038,000	3,722,710
2.75%, 08/15/47	8,280,000	5,821,592
2.75%, 11/15/47	7,878,000	5,526,566
3.00%, 02/15/48	10,000,000	7,334,432
3.13%, 05/15/48	10,320,000	7,730,691
3.00%, 08/15/48	12,678,000	9,258,666
3.38%, 11/15/48	11,600,000	9,058,780
3.00%, 02/15/49	12,776,000	9,293,372
2.88%, 05/15/49	12,600,000	8,930,516
2.25%, 08/15/49	12,000,000	7,429,112
2.38%, 11/15/49	11,300,000	7,179,916
2.00%, 02/15/50	14,898,000	8,650,494
1.25%, 05/15/50	17,800,000	8,443,601
1.38%, 08/15/50	19,200,000	9,363,732
1.63%, 11/15/50	19,700,000	10,274,305
1.88%, 02/15/51	21,650,000	12,040,905
2.38%, 05/15/51	21,800,000	13,707,020
2.00%, 08/15/51	21,900,000	12,509,549
1.88%, 11/15/51	20,950,000	11,553,569
2.25%, 02/15/52	18,500,000	11,218,063
2.88%, 05/15/52	16,800,000	11,748,835
3.00%, 08/15/52	16,500,000	11,837,546
4.00%, 11/15/52	17,450,000	15,194,380
3.63%, 02/15/53	17,600,000	14,297,012
3.63%, 05/15/53	17,750,000	14,429,934
4.13%, 08/15/53	19,700,000	17,545,279
4.75%, 11/15/53	19,850,000	19,632,357
4.25%, 02/15/54	22,100,000	20,161,876
4.63%, 05/15/54	22,300,000	21,669,439
4.25%, 08/15/54	23,400,000	21,375,240
4.50%, 11/15/54	16,500,000	15,729,783
U.S. Treasury Notes
0.38%, 01/31/26	19,775,000	18,973,341
2.63%, 01/31/26	8,988,000	8,835,671
1.63%, 02/15/26	15,172,000	14,740,941
4.00%, 02/15/26	12,800,000	12,767,795
0.50%, 02/28/26	17,900,000	17,151,630
2.50%, 02/28/26	8,976,000	8,800,911
4.63%, 02/28/26	19,700,000	19,782,009
4.63%, 03/15/26	14,000,000	14,061,561
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 03/31/26	18,500,000	17,720,763
2.25%, 03/31/26	7,786,000	7,598,543
4.50%, 03/31/26	23,400,000	23,465,880
3.75%, 04/15/26	12,500,000	12,421,436
0.75%, 04/30/26	19,300,000	18,436,560
2.38%, 04/30/26	5,084,000	4,961,498
4.88%, 04/30/26	23,000,000	23,180,640
1.63%, 05/15/26	14,685,000	14,174,571
3.63%, 05/15/26	15,000,000	14,878,187
0.75%, 05/31/26	17,300,000	16,479,075
2.13%, 05/31/26	7,388,000	7,174,633
4.88%, 05/31/26	26,400,000	26,622,293
4.13%, 06/15/26	12,000,000	11,981,057
0.88%, 06/30/26	15,500,000	14,751,472
1.88%, 06/30/26	7,984,000	7,714,129
4.63%, 06/30/26	22,000,000	22,120,800
4.50%, 07/15/26	12,000,000	12,044,330
0.63%, 07/31/26	16,000,000	15,124,214
1.88%, 07/31/26	6,784,000	6,541,707
4.38%, 07/31/26	21,525,000	21,565,424
1.50%, 08/15/26	15,119,000	14,474,202
4.38%, 08/15/26	13,000,000	13,025,429
0.75%, 08/31/26	18,700,000	17,661,817
1.38%, 08/31/26	6,986,000	6,668,141
3.75%, 08/31/26	21,900,000	21,728,569
4.63%, 09/15/26	14,000,000	14,084,253
0.88%, 09/30/26	16,600,000	15,666,409
1.63%, 09/30/26	4,990,000	4,772,995
3.50%, 09/30/26	22,400,000	22,120,979
4.63%, 10/15/26	14,920,000	15,013,287
1.13%, 10/31/26	17,000,000	16,075,122
1.63%, 10/31/26	6,584,000	6,284,303
4.13%, 10/31/26	20,875,000	20,829,409
2.00%, 11/15/26	14,032,000	13,469,459
4.63%, 11/15/26	14,500,000	14,596,890
1.25%, 11/30/26	18,000,000	17,019,310
1.63%, 11/30/26	6,286,000	5,986,487
4.25%, 11/30/26	21,600,000	21,597,538
4.38%, 12/15/26	17,200,000	17,241,707
1.25%, 12/31/26	17,000,000	16,034,577
1.75%, 12/31/26	5,990,000	5,708,556
4.25%, 12/31/26	21,000,000	21,002,871
4.00%, 01/15/27	15,000,000	14,928,557
1.50%, 01/31/27	22,000,000	20,807,288
2.25%, 02/15/27	12,626,000	12,119,012
4.13%, 02/15/27	16,000,000	15,958,736
1.13%, 02/28/27	4,300,000	4,026,053
1.88%, 02/28/27	16,000,000	15,223,768
4.25%, 03/15/27	16,500,000	16,499,286
0.63%, 03/31/27	6,100,000	5,632,256
2.50%, 03/31/27	14,500,000	13,964,137
4.50%, 04/15/27	17,000,000	17,088,182
0.50%, 04/30/27	8,650,000	7,936,693
2.75%, 04/30/27	14,300,000	13,827,336
2.38%, 05/15/27	15,420,000	14,770,560
4.50%, 05/15/27	19,000,000	19,097,749
0.50%, 05/31/27	8,700,000	7,956,719
2.63%, 05/31/27	13,750,000	13,239,618
4.63%, 06/15/27	19,000,000	19,161,508
0.50%, 06/30/27	10,400,000	9,483,420
3.25%, 06/30/27	14,500,000	14,162,220
4.38%, 07/15/27	19,000,000	19,051,648
0.38%, 07/31/27	13,600,000	12,317,959
2.75%, 07/31/27	14,000,000	13,485,734
2.25%, 08/15/27	12,672,000	12,045,633
3.75%, 08/15/27	17,300,000	17,080,733
0.50%, 08/31/27	10,500,000	9,512,621
3.13%, 08/31/27	13,500,000	13,112,682
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 09/15/27	17,500,000	17,103,842
0.38%, 09/30/27	13,700,000	12,328,189
4.13%, 09/30/27	13,500,000	13,450,108
3.88%, 10/15/27	16,800,000	16,625,020
0.50%, 10/31/27	13,200,000	11,882,340
4.13%, 10/31/27	13,000,000	12,950,896
2.25%, 11/15/27	12,474,000	11,795,916
4.13%, 11/15/27	17,000,000	16,927,791
0.63%, 11/30/27	14,500,000	13,061,587
3.88%, 11/30/27	13,000,000	12,855,393
4.00%, 12/15/27	18,000,000	17,864,297
0.63%, 12/31/27	17,000,000	15,269,043
3.88%, 12/31/27	12,000,000	11,865,536
0.75%, 01/31/28	17,700,000	15,906,017
3.50%, 01/31/28	12,500,000	12,214,911
2.75%, 02/15/28	18,322,000	17,497,614
1.13%, 02/29/28	18,000,000	16,332,340
4.00%, 02/29/28	12,000,000	11,894,072
1.25%, 03/31/28	16,000,000	14,535,083
3.63%, 03/31/28	12,300,000	12,047,253
1.25%, 04/30/28	18,000,000	16,304,807
3.50%, 04/30/28	12,800,000	12,478,939
2.88%, 05/15/28	17,770,000	16,977,906
1.25%, 05/31/28	18,005,000	16,264,273
3.63%, 05/31/28	12,500,000	12,226,455
1.25%, 06/30/28	16,500,000	14,872,499
4.00%, 06/30/28	13,100,000	12,966,263
1.00%, 07/31/28	17,500,000	15,583,120
4.13%, 07/31/28	13,500,000	13,407,517
2.88%, 08/15/28	18,368,000	17,477,358
1.13%, 08/31/28	18,500,000	16,502,435
4.38%, 08/31/28	14,400,000	14,413,229
1.25%, 09/30/28	17,750,000	15,865,254
4.63%, 09/30/28	14,000,000	14,133,109
1.38%, 10/31/28	16,500,000	14,780,154
4.88%, 10/31/28	16,000,000	16,290,174
3.13%, 11/15/28	16,714,000	15,995,437
1.50%, 11/30/28	16,500,000	14,821,348
4.38%, 11/30/28	16,050,000	16,058,927
1.38%, 12/31/28	16,000,000	14,268,427
3.75%, 12/31/28	19,000,000	18,577,113
1.75%, 01/31/29	15,800,000	14,269,625
4.00%, 01/31/29	18,000,000	17,756,843
2.63%, 02/15/29	17,166,000	16,051,736
1.88%, 02/28/29	15,000,000	13,590,423
4.25%, 02/28/29	19,250,000	19,164,326
2.38%, 03/31/29	13,400,000	12,369,974
4.13%, 03/31/29	20,500,000	20,303,797
2.88%, 04/30/29	13,200,000	12,426,072
4.63%, 04/30/29	21,000,000	21,207,400
2.38%, 05/15/29	14,658,000	13,511,164
2.75%, 05/31/29	12,000,000	11,221,867
4.50%, 05/31/29	20,550,000	20,650,946
3.25%, 06/30/29	11,500,000	10,975,237
4.25%, 06/30/29	20,500,000	20,390,848
2.63%, 07/31/29	10,500,000	9,742,809
4.00%, 07/31/29	21,000,000	20,672,471
1.63%, 08/15/29	14,166,000	12,576,732
3.13%, 08/31/29	10,500,000	9,947,420
3.63%, 08/31/29	21,500,000	20,821,146
3.50%, 09/30/29	19,500,000	18,766,938
3.88%, 09/30/29	11,000,000	10,762,198
4.00%, 10/31/29	11,000,000	10,816,291
4.13%, 10/31/29	22,000,000	21,750,302
1.75%, 11/15/29	10,466,000	9,284,337
3.88%, 11/30/29	11,000,000	10,754,798
4.13%, 11/30/29	22,000,000	21,754,491
3.88%, 12/31/29	10,500,000	10,259,737
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 12/31/29	21,000,000	20,992,617
3.50%, 01/31/30	9,500,000	9,115,275
1.50%, 02/15/30	16,898,000	14,676,452
4.00%, 02/28/30	10,500,000	10,308,085
3.63%, 03/31/30	10,500,000	10,120,609
3.50%, 04/30/30	10,200,000	9,762,875
0.63%, 05/15/30	24,705,000	20,280,520
3.75%, 05/31/30	9,500,000	9,196,721
3.75%, 06/30/30	11,250,000	10,884,645
4.00%, 07/31/30	10,000,000	9,792,032
0.63%, 08/15/30	31,000,000	25,189,906
4.13%, 08/31/30	10,500,000	10,339,000
4.63%, 09/30/30	10,500,000	10,600,185
4.88%, 10/31/30	10,500,000	10,735,053
0.88%, 11/15/30	32,500,000	26,603,883
4.38%, 11/30/30	10,800,000	10,762,467
3.75%, 12/31/30	11,250,000	10,840,436
4.00%, 01/31/31	11,600,000	11,320,426
1.13%, 02/15/31	31,600,000	26,085,298
4.25%, 02/28/31	11,500,000	11,371,904
4.13%, 03/31/31	13,000,000	12,763,734
4.63%, 04/30/31	13,000,000	13,112,993
1.63%, 05/15/31	30,800,000	25,988,757
4.63%, 05/31/31	12,900,000	13,008,027
4.25%, 06/30/31	13,000,000	12,838,679
4.13%, 07/31/31	13,000,000	12,742,237
1.25%, 08/15/31	33,900,000	27,672,078
3.75%, 08/31/31	13,025,000	12,481,798
3.63%, 09/30/31	13,225,000	12,571,119
4.13%, 10/31/31	13,500,000	13,218,412
1.38%, 11/15/31	32,800,000	26,807,096
4.13%, 11/30/31	12,800,000	12,528,948
4.50%, 12/31/31	13,000,000	13,015,234
1.88%, 02/15/32	31,400,000	26,418,070
2.88%, 05/15/32	30,750,000	27,626,639
2.75%, 08/15/32	29,500,000	26,173,866
4.13%, 11/15/32	30,200,000	29,462,495
3.50%, 02/15/33	30,500,000	28,380,348
3.38%, 05/15/33	30,600,000	28,126,400
3.88%, 08/15/33	32,500,000	30,938,811
4.50%, 11/15/33	35,240,000	35,090,854
4.00%, 02/15/34	38,000,000	36,393,493
4.38%, 05/15/34	39,000,000	38,416,806
3.88%, 08/15/34	39,250,000	37,116,861
4.25%, 11/15/34	29,750,000	28,973,576
Total Treasuries (Cost $3,844,181,482)		3,710,738,356

GOVERNMENT RELATED 4.3% OF NET ASSETS

Agency 1.3%
Foreign 0.6%
Austria 0.0%
Oesterreichische Kontrollbank AG
4.13%, 01/20/26	545,000	542,459
0.50%, 02/02/26	925,000	886,810
5.00%, 10/23/26	80,000	80,827
4.75%, 05/21/27	100,000	100,747
3.63%, 09/09/27	350,000	343,134
4.25%, 03/01/28	500,000	497,680
4.13%, 01/18/29	450,000	443,667
		2,895,324
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canada 0.1%
Export Development Canada
4.38%, 06/29/26	1,030,000	1,029,498
3.00%, 05/25/27	1,350,000	1,308,197
3.88%, 02/14/28	1,745,000	1,719,880
4.13%, 02/13/29	500,000	493,602
		4,551,177
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	300,000	291,914
Germany 0.3%
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26(h)	2,035,000	1,956,476
5.00%, 03/16/26(h)	500,000	503,510
3.63%, 04/01/26(h)	675,000	668,753
4.63%, 08/07/26(h)	1,500,000	1,506,556
1.00%, 10/01/26(h)	1,310,000	1,237,737
4.38%, 03/01/27(h)	1,275,000	1,275,645
3.00%, 05/20/27(h)	1,750,000	1,696,558
3.50%, 08/27/27(h)	500,000	489,444
3.75%, 02/15/28(h)	770,000	756,516
2.88%, 04/03/28(h)	1,185,000	1,132,124
3.88%, 06/15/28(h)	1,000,000	984,471
4.00%, 03/15/29(h)	1,025,000	1,007,404
1.75%, 09/14/29(h)	895,000	793,812
0.75%, 09/30/30(h)	700,000	569,746
4.75%, 10/29/30(h)	765,000	775,293
4.13%, 07/15/33(h)	1,300,000	1,253,723
4.38%, 02/28/34(h)	770,000	754,382
0.00%, 04/18/36(h)(i)	560,000	327,663
0.00%, 06/29/37(h)(i)	950,000	522,998
Landwirtschaftliche Rentenbank
0.88%, 03/30/26(h)	550,000	526,096
1.75%, 07/27/26(h)	600,000	576,099
3.88%, 09/28/27(h)	60,000	59,252
2.50%, 11/15/27(h)	500,000	474,642
4.63%, 04/17/29(h)	500,000	503,131
0.88%, 09/03/30(h)	850,000	696,864
5.00%, 10/24/33(h)	565,000	578,889
		21,627,784
Japan 0.1%
Japan Bank for International Cooperation
4.25%, 01/26/26	225,000	224,101
1.88%, 07/21/26	350,000	336,143
2.25%, 11/04/26	1,200,000	1,152,154
2.88%, 06/01/27	1,000,000	961,335
2.88%, 07/21/27	750,000	719,623
4.38%, 10/05/27	550,000	547,721
2.75%, 11/16/27	1,075,000	1,023,285
4.63%, 07/19/28	440,000	441,266
3.25%, 07/20/28	420,000	402,429
3.50%, 10/31/28	550,000	530,047
2.13%, 02/16/29	545,000	493,523
2.00%, 10/17/29	400,000	354,592
1.25%, 01/21/31	600,000	490,655
1.88%, 04/15/31	1,200,000	1,013,929
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	191,604
2.75%, 04/27/27	710,000	680,785
3.38%, 06/12/28	525,000	504,600
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.00%, 07/22/30	370,000	302,761
1.75%, 04/28/31	350,000	291,724
		10,662,277
Norway 0.0%
Equinor ASA
1.75%, 01/22/26(a)	585,000	568,540
3.00%, 04/06/27(a)	150,000	145,490
7.25%, 09/23/27	50,000	53,579
3.63%, 09/10/28(a)	285,000	276,101
3.13%, 04/06/30(a)	550,000	507,527
2.38%, 05/22/30(a)	500,000	443,868
3.63%, 04/06/40(a)	200,000	161,688
4.25%, 11/23/41	275,000	237,842
3.95%, 05/15/43	240,000	197,285
4.80%, 11/08/43	260,000	239,442
3.25%, 11/18/49(a)	400,000	273,492
3.70%, 04/06/50(a)	550,000	407,398
		3,512,252
Republic of Korea 0.1%
Export-Import Bank of Korea
2.63%, 05/26/26	690,000	670,987
3.25%, 08/12/26	200,000	195,682
1.13%, 12/29/26	550,000	513,360
4.63%, 01/11/27	250,000	250,455
1.63%, 01/18/27	345,000	325,674
2.38%, 04/21/27	500,000	476,719
4.25%, 09/15/27	200,000	198,709
5.00%, 01/11/28	500,000	502,820
4.50%, 01/11/29	250,000	247,368
1.25%, 09/21/30	700,000	575,532
2.13%, 01/18/32	550,000	455,045
5.13%, 01/11/33	300,000	300,925
4.63%, 01/11/34	200,000	193,302
Korea Development Bank
3.00%, 01/13/26	270,000	265,534
0.80%, 07/19/26	550,000	518,823
1.00%, 09/09/26	250,000	235,395
2.00%, 09/12/26	350,000	334,962
5.38%, 10/23/26	400,000	404,979
4.38%, 02/15/28	675,000	667,006
1.63%, 01/19/31	450,000	370,228
2.00%, 10/25/31	250,000	206,185
4.25%, 09/08/32	200,000	189,458
4.38%, 02/15/33	200,000	190,611
		8,289,759
Sweden 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	575,000	548,218
4.13%, 06/14/28	1,100,000	1,089,241
4.25%, 02/01/29	300,000	296,394
4.88%, 10/04/30	700,000	708,055
		2,641,908
		54,472,395
U.S. 0.7%
Federal Farm Credit Banks Funding Corp.
3.88%, 02/02/26	500,000	497,923
4.50%, 08/14/26	2,000,000	2,007,417
3.50%, 10/02/26	3,000,000	2,961,066
4.13%, 03/20/29	1,000,000	987,496
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal Home Loan Banks
4.38%, 06/12/26	1,000,000	1,001,072
4.75%, 06/12/26	1,000,000	1,006,127
4.00%, 10/09/26	2,000,000	1,991,698
1.25%, 12/21/26	500,000	471,812
4.13%, 01/15/27	2,500,000	2,496,504
4.75%, 04/09/27	2,000,000	2,023,604
4.25%, 12/10/27	2,000,000	1,995,978
4.00%, 06/30/28	5,000,000	4,957,961
3.25%, 11/16/28	5,000,000	4,826,604
4.75%, 12/08/28	2,000,000	2,027,092
4.75%, 03/10/34	2,000,000	1,993,060
5.50%, 07/15/36	400,000	424,125
Federal Home Loan Mortgage Corp.
6.75%, 09/15/29	500,000	549,905
6.75%, 03/15/31	1,564,000	1,748,938
6.25%, 07/15/32	700,000	775,224
Federal National Mortgage Association
2.13%, 04/24/26	6,000,000	5,838,819
1.88%, 09/24/26	2,500,000	2,402,468
0.75%, 10/08/27	6,000,000	5,456,238
7.13%, 01/15/30	527,000	590,715
7.25%, 05/15/30	1,000,000	1,132,702
0.88%, 08/05/30	1,000,000	825,502
6.63%, 11/15/30	2,700,000	2,995,935
5.63%, 07/15/37	1,500,000	1,607,826
Private Export Funding Corp.
3.90%, 10/15/27	150,000	147,552
1.40%, 07/15/28	240,000	215,635
4.30%, 12/15/28	150,000	148,635
4.60%, 02/15/34	150,000	148,027
Tennessee Valley Authority
2.88%, 02/01/27	500,000	485,897
5.25%, 09/15/39	750,000	765,615
4.63%, 09/15/60	100,000	88,850
		57,594,022
		112,066,417

Local Authority 0.7%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.50%, 12/01/29	45,000	51,506
9.38%, 04/15/30	300,000	358,068
9.50%, 11/15/30	30,000	36,523
Province of Alberta
3.30%, 03/15/28	745,000	718,861
1.30%, 07/22/30	1,000,000	835,489
4.50%, 01/24/34	60,000	58,027
Province of British Columbia
2.25%, 06/02/26	630,000	611,151
0.90%, 07/20/26	600,000	568,552
4.80%, 11/15/28	610,000	616,511
4.90%, 04/24/29	500,000	505,343
1.30%, 01/29/31	700,000	574,048
4.20%, 07/06/33	275,000	261,612
4.75%, 06/12/34	500,000	492,420
7.25%, 09/01/36	415,000	491,941
Province of Manitoba
2.13%, 06/22/26	355,000	342,938
1.50%, 10/25/28	180,000	161,341
4.30%, 07/27/33	260,000	248,861
4.90%, 05/31/34	350,000	348,465
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of New Brunswick
3.63%, 02/24/28	295,000	286,146
Province of Ontario
0.63%, 01/21/26	1,245,000	1,195,610
1.05%, 04/14/26	965,000	924,045
2.50%, 04/27/26	470,000	458,157
2.30%, 06/15/26	700,000	678,899
3.10%, 05/19/27	725,000	702,835
1.05%, 05/21/27	550,000	507,952
4.20%, 01/18/29	545,000	536,792
3.70%, 09/17/29	200,000	192,313
2.00%, 10/02/29	485,000	431,559
1.13%, 10/07/30	610,000	502,151
1.60%, 02/25/31	600,000	500,292
1.80%, 10/14/31	530,000	439,448
2.13%, 01/21/32	475,000	400,158
Province of Quebec
2.50%, 04/20/26	780,000	760,291
2.75%, 04/12/27	470,000	452,548
3.63%, 04/13/28	1,000,000	974,119
4.50%, 04/03/29	840,000	836,240
7.50%, 09/15/29	608,000	680,195
1.35%, 05/28/30	550,000	463,538
1.90%, 04/21/31	375,000	317,180
4.50%, 09/08/33	300,000	291,763
4.25%, 09/05/34	600,000	567,564
Province of Saskatchewan
3.25%, 06/08/27	300,000	291,184
		20,672,636
U.S. 0.5%
Alabama Federal Aid Highway Finance Authority
RB Series B
2.65%, 09/01/37 (a)	50,000	39,289
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	117,968
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	315,380
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	500,000	528,315
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	344,365
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	250,000	283,904
RB Sereis F3
3.13%, 04/01/55(a)	165,000	107,780
Broward Cnty Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	30,000	24,214
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,050,000	1,200,239
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,180,688
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	916,101
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	706,254
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Health Facilities Financing Authority
4.19%, 06/01/37 (a)	10,000	9,087
California State University
RB Series 2017B
3.90%, 11/01/47(a)	115,000	94,370
RB Series E
2.90%, 11/01/51(a)	100,000	69,287
Series B
2.72%, 11/01/52	400,000	256,717
Central Puget Sound Regional Transit Authority
RB (Build America Bonds) Series 2009-S
5.49%, 11/01/39	15,000	14,987
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	158,118
Series C
4.47%, 01/01/49	150,000	131,181
Series C
4.57%, 01/01/54	50,000	44,273
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	408,269	447,656
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	183,019	200,683
City of Atlanta GA Water & Wastewater Revenue
RB Series 2020
2.26%, 11/01/35 (a)	125,000	100,076
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	215,116
City of New York NY
GO Bonds (Build America Bonds) Series C1
5.52%, 10/01/37	15,000	15,014
GO Bonds Serie 2023 B-1
5.83%, 10/01/53	200,000	209,152
GO Bonds Series 2024 D-1
5.09%, 10/01/49	100,000	95,413
GO Bonds Series 2024 D-1
5.11%, 10/01/54	200,000	189,403
GO Bonds Series 2024 D-2
5.26%, 10/01/44(a)	100,000	97,320
City of Riverside CA
RB Series A
3.86%, 06/01/45 (a)	40,000	34,204
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	155,252
RB Series 2012
4.43%, 02/01/42	210,000	194,399
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	168,094
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	220,000	156,211
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth Financing Authority
RB Series A
3.86%, 06/01/38	75,000	67,132
RB Series A
2.99%, 06/01/42	20,000	14,777
Series A
4.14%, 06/01/38	215,000	195,784
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	99,987
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	390,748
RB Series 2022 A
3.77%, 07/15/29	150,000	145,448
Series H
2.90%, 09/01/49	300,000	202,189
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	199,319
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	418,606
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	387,573
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	115,000	120,357
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	35,000	31,139
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	229,842
Series B
6.00%, 12/01/44	300,000	305,389
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	105,000	116,109
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	147,451
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	103,666
RB Series A
4.09%, 11/01/51	25,000	20,715
RB Series C
2.84%, 11/01/46(a)	35,000	24,820
Series A
2.99%, 11/01/38	175,000	144,242
Series A
3.14%, 11/01/45	105,000	77,357
Series C
3.09%, 11/01/40(a)	205,000	158,662
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	350,683
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	159,333
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	51,378
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49(a)	130,000	103,345
Series A
3.92%, 01/15/53(a)	125,000	97,129
Golden State Tobacco Securitization Corp.
RB Series B
2.75%, 06/01/34(a)	100,000	83,779
RB Series B
3.00%, 06/01/46	140,000	129,479
RB Series B-1
3.85%, 06/01/50(a)	60,000	55,496
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	194,424
Series B
3.24%, 10/01/52(a)	300,000	206,151
Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	126,923	132,127
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	291,923	304,254
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,018,823	1,990,969
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	30,000	31,255
Indiana Finance Authority
3.05%, 01/01/51	60,000	42,943
JobsOhio Beverage System
4.43%, 01/01/33	100,000	98,168
RB (Build America Bonds) Series B
3.99%, 01/01/29	85,000	83,902
Series B
4.53%, 01/01/35	200,000	193,550
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	40,000	37,674
RB Series K
2.77%, 05/01/51	30,000	20,427
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	93,940
Los Angeles Department of Water & Power Power System
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	270,748
Louisiana Local Government Environmental Facilities & Community Development Authority
5.05%, 12/01/34(a)	200,000	200,103
RB Sereis A1
5.08%, 06/01/31(a)	113,998	114,628
RB Series A
3.62%, 02/01/29(a)	37,268	36,832
RB Series A
4.15%, 02/01/33(a)	200,000	194,349
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series A1
5.20%, 12/01/39(a)	100,000	99,086
Series 2022-ELL, Class A3
4.28%, 02/01/36(a)	300,000	284,245
Louisville and Jefferson County Metropolitan Sewer District
RB (Build America Bonds)
6.25%, 05/15/43	100,000	104,070
Maryland Economic Development Corp.
5.94%, 05/31/57 (a)	150,000	149,716
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40(a)	100,000	73,397
RB Series D
3.20%, 07/01/50	100,000	67,056
Massachusetts School Building Authority
5.72%, 08/15/39	50,000	51,152
RB Series B
1.75%, 08/15/30	350,000	306,518
RB Series B
3.40%, 10/15/40(a)	250,000	204,179
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	200,000	198,359
Metropolitan Government of Nashville & Davidson County Convention Center Auth
RB (Build America Bonds) Series B
6.73%, 07/01/43	10,000	10,706
Metropolitan Transportation Authority
6.67%, 11/15/39	40,000	42,480
RB (Build America Bonds) Series C
7.34%, 11/15/39	310,000	360,757
RB (Build America Bonds) Series E
6.81%, 11/15/40	450,000	483,422
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	75,000	88,809
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	252,540
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	281,902
Michigan State University
RB Series A
4.50%, 08/15/48 (a)	25,000	22,601
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	120,000	88,422
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	247,000	265,112
RB (Build America Bonds) Series A
6.64%, 04/01/57	244,000	261,108
RB Series B
7.06%, 04/01/57	35,000	38,651
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	546,071
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	53,596
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	576,952
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	727,448
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	100,000	98,967
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	255,369
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	250,880
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	300,000	298,086
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	447,344
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	198,856
RB Series 2009F
5.63%, 03/15/39	200,000	201,103
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	345,000	349,170
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	390,936
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	550,000	516,096
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	72,155
Oklahoma Development Finance Authority
4.38%, 11/01/45(a)	45,000	40,995
4.71%, 05/01/52(a)	150,000	136,700
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	236,386	241,090
Oregon School Boards Association
Series B
5.55%, 06/30/28	407,338	414,042
Oregon State University
3.42%, 03/01/60 (a)	270,000	183,597
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	246,932
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	206,043
Consolidated Bonds 168th Series
4.93%, 10/01/51	500,000	461,439
Consolidated Bonds 174th Series
4.46%, 10/01/62	950,000	788,399
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	188,502
RB Series 182
5.31%, 08/01/46(a)	380,000	368,675
Port of Morrow
2.54%, 09/01/40	100,000	73,253
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	310,000	334,762
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	107,725
RB Series 2022 Q
4.56%, 05/15/53	200,000	172,117
Series N
3.01%, 05/15/50(a)	235,000	154,267
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	202,528
Rutgers The State University of New Jersey
RB (Build America Bonds) Series H
5.67%, 05/01/40	30,000	30,010
Series P
3.92%, 05/01/19(a)	150,000	104,039
Series R
3.27%, 05/01/43	100,000	78,160
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	300,000	245,702
RB Series B
3.24%, 01/01/42	150,000	116,731
RB Series B
3.82%, 01/01/48	250,000	194,436
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	69,193
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	306,578
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	362,271
San Joaquin Hills Transportation Corridor Agency
RB Series B
3.49%, 01/15/50 (a)	240,000	180,153
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	425,000	381,414
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34(a)	300,000	303,268
Series A
1.71%, 07/01/27	350,000	325,821
Series A
2.15%, 07/01/30	350,000	303,104
State of California
2.38%, 10/01/26	175,000	169,329
1.70%, 02/01/28	100,000	92,209
5.13%, 09/01/29	150,000	153,292
4.50%, 04/01/33(a)	15,000	14,453
7.63%, 03/01/40	100,000	117,505
5.20%, 03/01/43(a)	200,000	193,321
GO Bonds
7.60%, 11/01/40	600,000	716,973
GO Bonds Series A
3.05%, 04/01/29	200,000	188,496
GO Bonds Series B
2.65%, 04/01/26	40,000	39,096
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	196,428	210,734
State of Louisiana Gasoline and Fuels Tax Revenue
RB Series A
2.95%, 05/01/41	30,000	22,616
State of Mississippi
GO Bonds (Build America Bonds) Series F
5.25%, 11/01/34	75,000	74,396
State of Wisconsin
RB Series A
3.95%, 05/01/36 (a)	200,000	181,275
State Public School Building Authority
RB Series A
5.00%, 09/15/27	10,000	10,082
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	200,000	184,630
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	500,000	500,745
Texas Natural Gas Securitization Finance Corp.
5.17%, 04/01/41 (a)	750,000	739,394
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	430,000	340,653
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	131,312
University of California
RB Series 2015AQ
4.77%, 05/15/15	300,000	245,592
RB Series 2019 BD
3.35%, 07/01/29	200,000	189,963
RB Series 2020 BG
1.32%, 05/15/27(a)	100,000	92,996
RB Series AD
4.86%, 05/15/12	400,000	338,079
RB Series BG
1.61%, 05/15/30(a)	250,000	213,236
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series BJ
3.07%, 05/15/51(a)	250,000	162,319
University of Michigan
RB Series C
3.60%, 04/01/47	130,000	106,154
Series B
2.44%, 04/01/40(a)	430,000	306,449
University of Minnesota
4.05%, 04/01/52	100,000	81,310
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	156,866
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	60,000	56,948
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50(a)	400,000	229,821
Series B
2.58%, 11/01/51(a)	325,000	197,239
Series C
4.18%, 09/01/17(a)	150,000	112,470
		40,308,104
		60,980,740

Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
0.75%, 05/19/26	1,025,000	976,222
3.75%, 04/26/28	1,350,000	1,326,328
4.63%, 04/30/29	1,000,000	1,007,995
		3,310,545
Chile 0.1%
Chile Government International Bonds
3.13%, 01/21/26	200,000	196,293
2.75%, 01/31/27(a)	570,000	544,119
3.24%, 02/06/28(a)	625,000	592,258
2.45%, 01/31/31(a)	575,000	493,344
2.55%, 01/27/32(a)	600,000	503,793
2.55%, 07/27/33(a)	870,000	702,761
3.50%, 01/31/34(a)	600,000	518,072
4.95%, 01/05/36(a)	840,843	797,616
3.10%, 05/07/41(a)	500,000	358,934
4.34%, 03/07/42(a)	250,000	210,398
3.63%, 10/30/42	150,000	113,587
3.50%, 01/25/50(a)	750,000	518,732
4.00%, 01/31/52(a)	350,000	262,234
5.33%, 01/05/54(a)	230,000	212,982
3.10%, 01/22/61(a)	770,000	455,280
3.25%, 09/21/71(a)	650,000	384,956
		6,865,359
Finland 0.0%
Finland Government International Bonds
6.95%, 02/15/26	265,000	271,913
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	500,000	553,497
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	775,000	739,684
4.55%, 01/11/28(a)	210,000	206,969
4.10%, 04/24/28	500,000	484,719
4.75%, 02/11/29	400,000	394,678
3.40%, 09/18/29	375,000	349,111
2.85%, 02/14/30	600,000	537,701
3.85%, 10/15/30	675,000	630,444
1.85%, 03/12/31	425,000	348,632
2.15%, 07/28/31(a)	200,000	165,351
3.55%, 03/31/32(a)	350,000	313,582
4.65%, 09/20/32(a)	275,000	262,555
4.35%, 01/11/48	700,000	587,923
5.35%, 02/11/49	300,000	291,773
3.70%, 10/30/49	500,000	371,105
3.50%, 02/14/50(c)	350,000	250,554
4.20%, 10/15/50	700,000	565,077
3.05%, 03/12/51	605,000	392,377
5.65%, 01/11/53(a)	215,000	212,567
5.10%, 02/10/54(a)	200,000	184,208
5.15%, 09/10/54(a)	200,000	184,701
3.20%, 09/23/61(a)	375,000	232,203
4.45%, 04/15/70	375,000	301,401
3.35%, 03/12/71	350,000	219,109
		8,226,424
Israel 0.1%
Israel Government International Bonds
2.88%, 03/16/26	400,000	391,107
3.25%, 01/17/28	300,000	283,668
5.38%, 03/12/29	200,000	199,481
2.75%, 07/03/30	1,015,000	882,594
5.50%, 03/12/34	1,185,000	1,157,495
4.50%, 01/30/43	500,000	416,328
4.13%, 01/17/48	350,000	266,019
3.88%, 07/03/50	580,000	410,374
5.75%, 03/12/54	890,000	814,743
4.50%, 04/03/20	400,000	278,975
State of Israel
2.50%, 01/15/30	400,000	347,917
3.38%, 01/15/50	700,000	454,978
		5,903,679
Italy 0.0%
Republic of Italy Government International Bonds
1.25%, 02/17/26	890,000	855,787
2.88%, 10/17/29	700,000	633,708
5.38%, 06/15/33	504,000	498,854
4.00%, 10/17/49	750,000	539,587
3.88%, 05/06/51	765,000	518,586
		3,046,522
Mexico 0.2%
Mexico Government International Bonds
4.13%, 01/21/26	700,000	693,930
4.15%, 03/28/27	945,000	924,647
3.75%, 01/11/28	610,000	580,700
5.40%, 02/09/28(a)	450,000	446,352
4.50%, 04/22/29	1,255,000	1,197,175
3.25%, 04/16/30(a)	800,000	697,660
2.66%, 05/24/31(a)	1,050,000	852,758
8.30%, 08/15/31	550,000	636,995
4.75%, 04/27/32(a)	760,000	690,187
7.50%, 04/08/33	400,000	432,476
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 02/12/34(a)	905,000	720,343
6.75%, 09/27/34	650,000	660,145
6.35%, 02/09/35(a)	800,000	782,386
6.00%, 05/07/36(a)	300,000	282,322
6.05%, 01/11/40	850,000	788,281
4.28%, 08/14/41(a)	855,000	631,007
4.75%, 03/08/44	1,225,000	930,958
5.55%, 01/21/45(c)	850,000	737,420
4.60%, 01/23/46	800,000	579,214
4.35%, 01/15/47	450,000	314,395
4.60%, 02/10/48	750,000	539,291
4.50%, 01/31/50(a)	725,000	510,904
5.00%, 04/27/51(a)	800,000	601,991
4.40%, 02/12/52(a)	700,000	473,051
6.34%, 05/04/53(a)	270,000	240,274
6.40%, 05/07/54(a)	800,000	718,379
3.77%, 05/24/61(a)	1,075,000	614,623
5.75%, 10/12/10	950,000	729,452
		18,007,316
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	400,000	430,002
3.88%, 03/17/28(a)	400,000	369,679
9.38%, 04/01/29	400,000	441,936
3.16%, 01/23/30(a)	810,000	677,703
2.25%, 09/29/32(a)	850,000	595,659
3.30%, 01/19/33(a)	300,000	226,271
6.40%, 02/14/35(a)	500,000	453,989
6.70%, 01/26/36	650,000	604,319
6.88%, 01/31/36(a)	200,000	187,862
8.00%, 03/01/38(a)	200,000	200,772
4.50%, 05/15/47	700,000	450,251
4.50%, 04/16/50(a)	800,000	496,600
4.30%, 04/29/53	700,000	410,895
4.50%, 04/01/56(a)	800,000	475,554
7.88%, 03/01/57(a)	200,000	193,088
3.87%, 07/23/60(a)	1,040,000	545,731
4.50%, 01/19/63(a)	475,000	279,418
		7,039,729
Peru 0.1%
Peru Government International Bonds
4.13%, 08/25/27	350,000	342,457
2.84%, 06/20/30	325,000	286,375
2.78%, 01/23/31(a)	1,165,000	995,573
1.86%, 12/01/32(a)	525,000	398,553
8.75%, 11/21/33	500,000	595,999
3.00%, 01/15/34(a)	550,000	443,033
5.38%, 02/08/35(a)	400,000	384,216
6.55%, 03/14/37	400,000	419,172
3.30%, 03/11/41(a)	375,000	271,128
5.63%, 11/18/50	700,000	655,468
3.55%, 03/10/51(a)	400,000	268,164
5.88%, 08/08/54(a)	450,000	428,396
2.78%, 12/01/60(a)	700,000	370,105
3.60%, 01/15/72(a)	300,000	183,336
3.23%, 07/28/21(a)	350,000	184,671
		6,226,646
Philippines 0.1%
Bangko Sentral ng Pilipinas International Bonds
8.60%, 06/15/27	100,000	108,198
Philippines Government International Bonds
5.50%, 03/30/26	450,000	453,300
3.00%, 02/01/28	650,000	611,878
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 07/17/28	230,000	226,204
3.75%, 01/14/29	525,000	499,373
9.50%, 02/02/30	400,000	478,874
2.46%, 05/05/30	350,000	307,007
7.75%, 01/14/31	550,000	621,408
1.65%, 06/10/31	425,000	342,406
1.95%, 01/06/32	200,000	160,964
6.38%, 01/15/32	350,000	371,668
3.56%, 09/29/32	300,000	267,680
5.61%, 04/13/33	260,000	264,019
5.00%, 07/17/33	425,000	415,273
5.25%, 05/14/34	455,000	449,193
6.38%, 10/23/34	700,000	753,560
4.75%, 03/05/35	490,000	464,180
5.00%, 01/13/37	500,000	482,594
3.95%, 01/20/40	725,000	602,813
3.70%, 03/01/41	500,000	397,842
3.70%, 02/02/42	650,000	512,468
2.95%, 05/05/45	635,000	425,713
2.65%, 12/10/45	690,000	436,701
3.20%, 07/06/46	350,000	242,878
4.20%, 03/29/47	100,000	81,054
5.95%, 10/13/47	275,000	284,773
5.50%, 01/17/48	520,000	504,350
		10,766,371
Poland 0.1%
Republic of Poland Government International Bonds
3.25%, 04/06/26	549,000	539,887
5.50%, 11/16/27(a)	550,000	561,110
4.63%, 03/18/29(a)	500,000	494,408
5.75%, 11/16/32(a)	600,000	612,743
4.88%, 10/04/33(a)	920,000	884,581
5.13%, 09/18/34(a)	340,000	329,402
5.50%, 04/04/53(a)	800,000	738,000
5.50%, 03/18/54(a)	1,000,000	920,087
		5,080,218
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	270,000	261,319
3.50%, 09/20/28	210,000	202,348
2.50%, 06/19/29	475,000	435,744
1.00%, 09/16/30	445,000	364,843
1.75%, 10/15/31	200,000	165,379
3.88%, 09/20/48	200,000	163,259
		1,592,892
Uruguay 0.1%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	200,000	182,279
Uruguay Government International Bonds
4.38%, 10/27/27	705,000	699,149
4.38%, 01/23/31(a)	930,000	902,945
5.75%, 10/28/34(a)	220,000	226,242
7.63%, 03/21/36	425,000	496,920
4.13%, 11/20/45	300,000	251,234
5.10%, 06/18/50	1,000,000	918,571
4.98%, 04/20/55	850,000	752,279
		4,429,619
		81,320,730

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Supranational* 1.3%
African Development Bank
0.88%, 03/23/26	650,000	622,513
0.88%, 07/22/26	900,000	853,023
4.63%, 01/04/27	690,000	693,089
4.13%, 02/25/27	600,000	596,831
4.38%, 11/03/27	700,000	700,271
4.38%, 03/14/28	625,000	625,050
3.50%, 09/18/29	600,000	575,559
5.75%, 05/07/34(a)(b)(j)	240,000	230,788
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (c)(d)	290,000	273,326
Asian Development Bank
4.25%, 01/09/26	500,000	499,273
0.50%, 02/04/26	1,250,000	1,198,813
1.00%, 04/14/26	1,755,000	1,681,585
2.00%, 04/24/26	640,000	620,655
4.88%, 05/21/26	775,000	780,265
1.75%, 08/14/26	25,000	23,999
2.63%, 01/12/27	500,000	483,259
4.13%, 01/12/27	500,000	497,680
1.50%, 01/20/27	1,275,000	1,204,096
3.13%, 08/20/27	700,000	678,666
2.50%, 11/02/27	1,088,000	1,034,475
2.75%, 01/19/28	690,000	658,571
3.75%, 04/25/28	1,000,000	981,220
1.25%, 06/09/28	300,000	270,570
5.82%, 06/16/28	625,000	652,538
4.50%, 08/25/28	925,000	928,909
3.13%, 09/26/28	70,000	67,120
4.38%, 03/06/29	805,000	802,978
1.88%, 03/15/29	550,000	496,327
4.95%, 04/12/29(a)	160,000	159,953
3.63%, 08/28/29	500,000	482,791
1.75%, 09/19/29	1,150,000	1,019,084
1.88%, 01/24/30	1,250,000	1,104,689
0.75%, 10/08/30	1,000,000	811,859
1.50%, 03/04/31	530,000	443,491
3.13%, 04/27/32	200,000	182,127
3.88%, 09/28/32	600,000	572,335
4.00%, 01/12/33	655,000	626,924
3.88%, 06/14/33	175,000	165,589
4.13%, 01/12/34	650,000	624,340
Asian Infrastructure Investment Bank
0.50%, 01/27/26	1,240,000	1,189,700
4.88%, 09/14/26	500,000	504,325
3.75%, 09/14/27	675,000	664,382
4.00%, 01/18/28	825,000	816,542
4.13%, 01/18/29	765,000	756,077
4.25%, 03/13/34	250,000	241,890
Corp. Andina de Fomento
4.75%, 04/01/26	50,000	49,964
2.25%, 02/08/27	375,000	356,732
6.00%, 04/26/27	500,000	514,082
4.13%, 01/07/28	50,000	49,243
5.00%, 01/24/29	1,060,000	1,065,258
Council of Europe Development Bank
3.75%, 05/25/26	300,000	297,374
0.88%, 09/22/26	525,000	495,168
4.13%, 01/24/29	500,000	493,614
European Bank for Reconstruction & Development
0.50%, 01/28/26	850,000	815,389
4.38%, 03/09/28	750,000	750,143
4.13%, 01/25/29	375,000	370,474
4.25%, 03/13/34	745,000	721,721
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
European Investment Bank
0.38%, 03/26/26	1,525,000	1,452,827
2.13%, 04/13/26	955,000	928,769
0.75%, 10/26/26	670,000	628,720
1.38%, 03/15/27	1,655,000	1,553,025
4.38%, 03/19/27	1,300,000	1,300,761
2.38%, 05/24/27	667,000	637,664
0.63%, 10/21/27	225,000	203,204
3.25%, 11/15/27	1,845,000	1,791,576
3.88%, 03/15/28	1,125,000	1,109,179
4.50%, 10/16/28	1,000,000	1,004,780
4.00%, 02/15/29	750,000	737,395
1.75%, 03/15/29	1,075,000	965,294
4.75%, 06/15/29	1,675,000	1,695,244
1.63%, 10/09/29	230,000	202,409
3.75%, 11/15/29	1,000,000	969,119
0.88%, 05/17/30	755,000	626,555
3.63%, 07/15/30	1,200,000	1,150,604
0.75%, 09/23/30	300,000	244,270
1.25%, 02/14/31	1,400,000	1,156,776
1.63%, 05/13/31	520,000	437,187
4.38%, 10/10/31	1,250,000	1,235,927
3.75%, 02/14/33	1,650,000	1,554,406
4.13%, 02/13/34	1,000,000	959,482
4.88%, 02/15/36	330,000	334,688
Inter-American Development Bank
0.88%, 04/20/26	1,525,000	1,458,506
4.50%, 05/15/26	50,000	50,080
2.00%, 06/02/26	800,000	774,253
2.00%, 07/23/26	700,000	675,480
1.50%, 01/13/27	775,000	732,091
4.38%, 02/01/27	605,000	605,009
2.38%, 07/07/27	1,305,000	1,243,599
0.63%, 09/16/27	775,000	702,020
4.00%, 01/12/28	100,000	98,972
1.13%, 07/20/28	1,025,000	916,851
3.13%, 09/18/28	1,930,000	1,849,376
4.13%, 02/15/29	825,000	815,252
2.25%, 06/18/29	1,425,000	1,299,518
3.50%, 09/14/29	750,000	719,986
1.13%, 01/13/31	725,000	594,833
3.63%, 09/17/31	100,000	94,522
3.50%, 04/12/33	800,000	737,063
4.50%, 09/13/33	665,000	657,016
4.38%, 07/17/34	35,000	34,156
3.88%, 10/28/41	150,000	130,723
3.20%, 08/07/42	360,000	283,588
4.38%, 01/24/44	450,000	413,443
Inter-American Investment Corp.
4.13%, 02/15/28	550,000	545,039
4.75%, 09/19/28	350,000	353,443
4.25%, 02/14/29	320,000	316,408
International Bank for Reconstruction & Development
4.75%, 04/10/26	850,000	853,869
0.88%, 07/15/26	800,000	759,320
4.00%, 08/27/26	750,000	746,214
1.88%, 10/27/26	395,000	378,258
3.13%, 06/15/27	1,025,000	996,165
2.50%, 11/22/27	1,040,000	988,331
0.75%, 11/24/27	1,950,000	1,760,974
1.38%, 04/20/28	1,635,000	1,486,645
3.50%, 07/12/28	1,000,000	972,002
4.63%, 08/01/28	1,010,000	1,018,774
1.13%, 09/13/28	1,075,000	957,333
3.63%, 09/21/29	815,000	786,442
3.88%, 10/16/29	1,350,000	1,316,265
1.75%, 10/23/29	1,065,000	941,751
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 02/14/30	1,250,000	1,215,748
0.88%, 05/14/30	2,000,000	1,659,215
4.00%, 07/25/30	850,000	829,671
0.75%, 08/26/30	1,200,000	977,549
4.00%, 01/10/31	1,500,000	1,455,277
1.25%, 02/10/31	1,275,000	1,052,135
4.50%, 04/10/31	850,000	846,523
1.63%, 11/03/31	1,385,000	1,147,169
2.50%, 03/29/32	1,000,000	873,818
4.75%, 11/14/33	775,000	779,870
5.10%, 04/05/34(a)	350,000	345,254
5.75%, 05/02/34(a)	25,000	25,223
3.88%, 08/28/34	1,000,000	938,348
4.50%, 08/28/34(a)	50,000	47,622
4.70%, 11/08/34(a)	260,000	256,646
4.75%, 02/15/35	750,000	751,296
International Finance Corp.
2.13%, 04/07/26	50,000	48,612
0.75%, 10/08/26	825,000	775,298
4.38%, 01/15/27	500,000	499,998
4.50%, 07/13/28	600,000	603,292
4.25%, 07/02/29	130,000	128,925
0.75%, 08/27/30	1,200,000	978,446
Nordic Investment Bank
0.50%, 01/21/26	350,000	335,763
3.38%, 09/08/27	200,000	194,967
4.38%, 03/14/28	1,050,000	1,049,809
		105,836,614
Total Government Related (Cost $393,473,563)		360,204,501

SECURITIZED 27.0% OF NET ASSETS

Asset-Backed Securities 0.1%
Credit Card 0.1%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,924,494
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	105,566	102,230
4.26%, 06/01/38	175,000	164,313
4.45%, 12/01/49	400,000	348,277
4.67%, 12/01/53	325,000	290,060
		904,880
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/31	210,008	199,296
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/39	175,000	140,879
PG&E Energy Recovery Funding LLC
2.82%, 07/15/48	100,000	70,355
PG&E Wildfire Recovery Funding LLC
4.38%, 06/03/41	215,000	197,622
5.10%, 06/01/54	315,000	297,604
		905,756
		3,735,130

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Security 1.9%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60(a)	1,000,000	960,501
Series 2017-BNK8, Class A4
3.49%, 11/15/50(a)	600,000	563,867
Series 2017-BNK9, Class A4
3.54%, 11/15/54(a)	1,000,000	960,888
Series 2019-BN19, Class A3
3.18%, 08/15/61(a)	800,000	719,930
Series 2020-BN26, Class A4
2.40%, 03/15/63(a)	700,000	611,227
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51(a)	1,150,000	1,114,513
Series 2022-C15, Class A5
3.66%, 04/15/55(a)	3,145,000	2,830,889
Series 2023-C20, Class C20
5.58%, 07/15/56(a)	3,642,858	3,743,327
Series 2023-C21, Class A5
6.00%, 09/15/56(a)	3,700,000	3,877,489
Benchmark Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52(a)	1,875,000	1,716,942
Series 2019-B13, Class A4
2.95%, 08/15/57(a)	2,600,000	2,362,817
Series 2019-B9, Class A5
4.02%, 03/15/52(a)	2,600,000	2,473,515
Series 2020-B16, Class A5
2.73%, 02/15/53(a)	1,073,000	956,465
Series 2020-B18, Class A5
1.93%, 07/15/53(a)	1,845,000	1,546,185
BMO Mortgage Trust
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	7,500,000	7,759,815
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,619,527
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48(a)	5,325,000	5,269,776
Series 2016-C4, Class A4
3.28%, 05/10/58(a)	1,000,000	982,341
Series 2016-C7, Class A3
3.84%, 12/10/54(a)	3,625,000	3,527,175
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4
3.31%, 04/10/49(a)	600,000	589,445
Series 2017-C4, Class A4
3.47%, 10/12/50(a)	5,600,000	5,378,942
Series 2017-P7, Class A4
3.71%, 04/14/50(a)	500,000	481,396
COMM Mortgage Trust
Series 2015-CR22, Class A5
3.31%, 03/10/48(a)	750,000	744,622
Series 2015-CR24, Class A5
3.70%, 08/10/48(a)	400,000	397,047
Series 2015-LC23, Class A4
3.77%, 10/10/48(a)	440,000	435,599
Series 2015-PC1, Class A5
3.90%, 07/10/50(a)	485,743	483,792
Series 2016-CR28, Class A4
3.76%, 02/10/49(a)	2,700,000	2,674,152
Series 2016-DC2, Class A5
3.77%, 02/10/49(a)	100,000	98,855
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.72%, 08/15/48(a)	300,000	297,650
Series 2019-C17, Class A5
3.02%, 09/15/52(a)	2,238,000	2,004,058
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(k)	100,000	97,401
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
5.20%, 02/25/31(a)	1,000,000	1,018,619
2.45%, 04/25/32(a)	2,060,000	1,758,593
Series K046, Class A2
3.21%, 03/25/25(a)	819,268	815,676
Series K053, Class A2
3.00%, 12/25/25(a)	950,000	937,414
Series K054, Class A2
2.75%, 01/25/26(a)	292,668	287,628
Series K055, Class A2
2.67%, 03/25/26(a)	744,836	729,740
Series K058, Class A2
2.65%, 08/25/26(a)	750,000	728,200
Series K061, Class A2
3.35%, 11/25/26(a)(k)	507,015	496,344
Series K062, Class A2
3.41%, 12/25/26(a)	257,767	252,286
Series K064, Class A2
3.22%, 03/25/27(a)	107,000	104,161
Series K070, Class A2
3.30%, 11/25/27(a)(k)	308,000	297,577
Series K071, Class A2
3.29%, 11/25/27(a)	4,768,000	4,600,416
Series K072, Class A2
3.44%, 12/25/27(a)	1,500,000	1,452,228
Series K074, Class A2
3.60%, 01/25/28(a)	8,175,000	7,942,144
Series K078, Class A2
3.85%, 06/25/28(a)	1,183,000	1,154,018
Series K083, Class A2
4.05%, 09/25/28(a)(k)	2,100,000	2,056,332
Series K084, Class A2
3.78%, 10/25/28(a)(k)	2,000,000	1,937,084
Series K085, Class A2
4.06%, 10/25/28(a)(k)	900,000	880,031
Series K087, Class A2
3.77%, 12/25/28(a)	2,560,000	2,481,267
Series K088, Class A2
3.69%, 01/25/29(a)	2,600,000	2,507,360
Series K089, Class A2
3.56%, 01/25/29(a)	2,990,000	2,868,719
Series K091, Class A2
3.51%, 03/25/29(a)	800,000	765,068
Series K098, Class A2
2.43%, 08/25/29(a)	500,000	453,668
Series K100, Class A2
2.67%, 09/25/29(a)	800,000	731,491
Series K103, Class A2
2.65%, 11/25/29(a)	2,200,000	2,003,637
Series K112, Class A2
1.31%, 05/25/30(a)	2,000,000	1,678,185
Series K126, Class A2
2.07%, 01/25/31(a)	1,500,000	1,289,350
Series K130, Class A2
1.72%, 06/25/31(a)	3,500,000	2,913,573
Series K131, Class A2
1.85%, 07/25/31(a)	1,000,000	837,852
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K132, Class A2
2.02%, 08/25/31(a)	1,000,000	841,539
Series K149, Class A2
3.53%, 08/25/32(a)	3,185,000	2,912,840
Series K150, Class A2
3.71%, 09/25/32(a)	1,600,000	1,479,330
Series K-1511, Class A2
3.47%, 03/25/31(a)	500,000	462,987
Series K-1512, Class A2
2.99%, 05/25/31(a)	1,425,000	1,284,164
Series K153, Class A2
3.82%, 12/25/32(a)(k)	4,200,000	3,905,199
Series K154, Class A2
3.42%, 04/25/32(a)	1,760,000	1,664,193
Series K155, Class A3
3.75%, 04/25/33(a)	835,000	769,646
Series K157, Class A2
3.99%, 05/25/33(a)	1,700,000	1,632,084
Series K157, Class A2
4.20%, 05/25/33(a)	400,000	380,672
Series K733, Class A2
3.75%, 08/25/25(a)(k)	1,391,778	1,382,865
Series K735, Class A2
2.86%, 05/25/26(a)	96,417	94,457
Series K742, Class A2
1.76%, 03/25/28(a)	700,000	642,545
Series KS03, Class A4
3.16%, 05/25/25(a)(k)	197,256	195,940
Federal National Mortgage Association-ACES
Series 2015-M13, Class A2
2.79%, 06/25/25(a)(k)	97,683	96,869
Series 2016-M6, Class A2
2.49%, 05/25/26(a)	1,872,798	1,823,088
GS Mortgage Securities Trust
Series 2016-GS4, Class A4
3.44%, 11/10/49(a)	365,000	354,998
Series 2020-GC45, Class A5
2.91%, 02/13/53(a)	3,500,000	3,152,550
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	540,531	534,719
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class A4
3.61%, 05/15/48(a)	1,000,000	995,163
Series 2015-C33, Class A4
3.77%, 12/15/48(a)	1,150,000	1,139,024
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class A4
3.73%, 05/15/48(a)	93,000	92,371
Series 2015-C24, Class ASB
3.48%, 05/15/48(a)	63,376	63,154
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48(a)	400,000	395,512
Series 2017-H1, Class A4
3.26%, 06/15/50(a)	250,000	240,591
Series 2017-HR2, Class A4
3.59%, 12/15/50(a)	1,300,000	1,245,757
Series 2020-HR8, Class A4
2.04%, 07/15/53(a)	3,000,000	2,554,788
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50(a)	1,747,000	1,672,462
Series 2017-C3, Class A4
3.43%, 08/15/50(a)	1,550,000	1,489,099
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2017-C6, Class A5
3.58%, 12/15/50(a)	1,305,000	1,253,633
Series 2019-C18, Class A4
3.04%, 12/15/52(a)	500,000	450,783
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A3
3.29%, 05/15/48(a)	845,408	840,952
Series 2015-C30, Class A4
3.66%, 09/15/58(a)	723,000	717,674
Series 2015-C31, Class A3
3.43%, 11/15/48(a)	1,111,223	1,102,502
Series 2015-P2, Class A4
3.81%, 12/15/48(a)	1,500,000	1,486,064
Series 2016-C32, Class A4
3.56%, 01/15/59(a)	500,000	493,885
Series 2016-NXS5, Class A4
3.37%, 01/15/59(a)	1,158,206	1,144,866
Series 2016-NXS5, Class A6
3.64%, 01/15/59(a)	2,000,000	1,970,892
Series 2016-NXS6, Class A4
2.92%, 11/15/49(a)	150,000	144,967
Series 2017-C40, Class A4
3.58%, 10/15/50(a)	1,551,000	1,492,198
Series 2017-C41, Class A4
3.47%, 11/15/50(a)	2,000,000	1,914,624
Series 2017-C42, Class A4
3.59%, 12/15/50(a)	2,400,000	2,300,753
Series 2018-C44, Class A5
4.21%, 05/15/51(a)	1,500,000	1,455,609
Series 2018-C47, Class A3
4.18%, 09/15/61(a)	1,229,492	1,196,641
Series 2019-C50, Class A5
3.73%, 05/15/52(a)	1,000,000	943,210
Series 2019-C53, Class A4
3.04%, 10/15/52(a)	4,000,000	3,643,617
Series 2019-C54, Class A4
3.15%, 12/15/52(a)	800,000	729,030
Series 2020-C55, Class A5
2.73%, 02/15/53(a)	750,000	668,469
Series 2020-C58, Class A4
2.09%, 07/15/53(a)	3,000,000	2,529,656
		163,237,440

Mortgage-Backed Securities Pass-Through 25.0%
Federal Home Loan Mortgage Corp.
1.00%, 09/01/36 to 10/01/36 (a)	598,490	504,537
1.50%, 08/01/35 to 08/01/51 (a)	60,184,319	47,677,724
2.00%, 01/01/28 to 04/01/52 (a)	249,892,377	199,342,583
2.50%, 04/01/27 to 05/01/52 (a)	155,690,972	129,412,773
3.00%, 08/01/26 to 06/01/53 (a)	81,812,965	71,668,182
3.50%, 01/01/26 to 02/01/53 (a)	50,141,199	45,330,209
4.00%, 04/01/26 to 10/01/52 (a)	26,410,005	24,661,749
4.50%, 05/01/34 to 09/01/52 (a)	14,103,327	13,563,047
5.00%, 11/01/33 to 10/01/54 (a)	18,673,340	18,294,471
5.50%, 04/01/25 to 11/01/54 (a)	59,126,893	58,610,737
6.00%, 07/01/33 to 10/01/54 (a)	31,653,711	32,070,758
6.50%, 12/01/33 to 08/01/54 (a)	23,364,117	23,999,344
7.00%, 12/01/53 to 01/01/54 (a)	5,393,571	5,593,601
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	1,153,817	978,682
1.50%, 09/01/35 to 04/01/51 (a)	49,602,961	39,997,680
2.00%, 04/01/28 to 05/01/52 (a)	263,671,109	212,228,800
2.50%, 07/01/27 to 05/01/52 (a)	189,945,413	158,557,277
3.00%, 12/01/25 to 06/01/52 (a)	110,730,616	97,276,549
3.50%, 10/01/25 to 07/01/52 (a)	70,246,681	63,832,156
4.00%, 02/01/26 to 08/01/52 (a)	50,264,130	47,031,741
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 09/01/25 to 09/01/52 (a)	30,608,862	29,302,813
5.00%, 09/01/33 to 11/01/54 (a)	45,245,310	44,025,494
5.50%, 07/01/29 to 11/01/54 (a)	51,336,812	50,981,053
6.00%, 04/01/35 to 09/01/54 (a)	64,619,946	65,252,446
6.50%, 08/01/34 to 08/01/54 (a)	29,211,898	29,994,297
7.00%, 10/01/53 to 10/01/54 (a)	5,987,043	6,209,738
7.50%, 11/01/53 to 08/01/54 (a)	1,636,627	1,714,839
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	1,389,887	1,064,130
2.00%, 04/20/36 to 05/20/52 (a)	97,740,309	78,400,416
2.50%, 03/20/27 to 06/20/52 (a)	101,477,273	85,007,446
3.00%, 01/20/27 to 06/20/52 (a)	74,211,063	65,061,464
3.50%, 09/20/32 to 08/20/52 (a)	55,874,678	50,648,679
4.00%, 06/15/39 to 09/20/52 (a)	31,252,308	29,176,780
4.50%, 01/20/39 to 09/20/54 (a)	32,534,204	31,044,306
5.00%, 03/20/33 to 11/20/54 (a)	46,259,652	45,039,132
5.50%, 10/20/33 to 11/20/54 (a)	46,167,170	45,870,186
6.00%, 10/15/36 to 11/20/54 (a)	32,998,336	33,318,577
6.50%, 01/20/53 to 10/20/54 (a)	15,309,857	15,583,050
7.00%, 01/20/53 to 12/20/54 (a)(l)	4,127,870	4,234,675
7.50%, 12/20/53(a)	320,997	330,955
Government National Mortgage Association, TBA
3.50%, 01/20/55(a)(l)	1,500,000	1,340,819
4.00%, 01/20/55(a)(l)	7,000,000	6,447,154
4.50%, 01/20/55(a)(l)	7,500,000	7,088,911
Uniform Mortgage-Backed Security, TBA
3.00%, 01/14/55(a)(l)	5,000,000	4,241,039
3.50%, 01/14/55(a)(l)	10,500,000	9,282,771
4.00%, 01/14/55(a)(l)	28,500,000	26,037,227
4.50%, 01/15/55(a)(l)	31,500,000	29,604,544
5.00%, 01/15/55(a)(l)	27,500,000	26,521,616
		2,113,457,157
Total Securitized (Cost $2,555,063,976)		2,280,429,727

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.8% OF NET ASSETS

Money Market Funds 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (m)	146,983,204	146,983,204
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (m)(n)	6,433,309	6,433,309
		153,416,513
Total Short-Term Investments (Cost $153,416,513)		153,416,513
Total Investments in Securities (Cost $9,160,003,775)		8,528,801,208

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $5,887,469.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $17,366,586 or 0.2% of net assets.

(e)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon security.
(j)	Perpetual security with no stated maturity date. Maturity date represents next call date.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/24	FACE AMOUNT AT 12/31/24	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.00%, 03/10/25	$73,087	$9,768	($83,140 )	($1,579 )	$1,812	$52	$—	$—	$613
4.20%, 03/24/25	158,246	—	(158,144)	(5,508)	6,424	(1,018)	—	—	1,699
3.63%, 04/01/25	98,256	—	(98,251)	(3,233)	3,973	(745)	—	—	1,218
3.85%, 05/21/25	196,460	—	(196,926)	(6,113)	8,165	(1,586)	—	—	3,251
3.45%, 02/13/26	72,745	14,835	—	—	2,570	(1,423)	88,727	90,000	2,737
0.90%, 03/11/26	298,113	47,516	(9,547)	(468)	13,796	(56)	349,354	365,000	3,023
1.15%, 05/13/26	238,505	—	—	—	9,522	331	248,358	260,000	2,990
5.88%, 08/24/26	256,543	45,874	—	—	(1,975)	(120)	300,322	295,000	14,991
3.20%, 03/02/27	167,095	14,522	—	—	5,397	(2,921)	184,093	190,000	5,727
2.45%, 03/03/27	372,683	47,590	(4,765)	3	7,091	2,341	424,943	445,000	9,839
3.30%, 04/01/27	167,094	33,989	—	—	6,177	(3,285)	203,975	210,000	6,173
3.20%, 01/25/28	165,327	14,345	—	—	3,509	(1,281)	181,900	190,000	5,675
2.00%, 03/20/28	298,637	—	—	—	8,619	(258)	306,998	335,000	6,700
4.00%, 02/01/29	145,831	24,339	—	—	2,188	(2,653)	169,705	175,000	6,334
5.64%, 05/19/29	308,395	25,494	—	—	(2,086)	(32)	331,771	325,000	18,062
3.25%, 05/22/29	145,464	9,426	—	—	612	(889)	154,613	165,000	5,088
2.75%, 10/01/29	112,709	9,134	—	—	1,908	(863)	122,888	135,000	3,450
6.20%, 11/17/29	315,410	51,952	—	—	(989)	(1,563)	364,810	350,000	21,591
4.63%, 03/22/30	130,740	10,100	—	—	1,255	(2,293)	139,802	140,000	6,189
1.65%, 03/11/31	161,500	16,760	—	—	937	1,111	180,308	220,000	3,380
2.30%, 05/13/31	167,286	8,535	—	—	3,285	(457)	178,649	210,000	4,608
1.95%, 12/01/31	185,212	12,234	—	—	2,069	526	200,041	245,000	4,544
2.90%, 03/03/32	215,881	35,091	—	—	(1,716)	928	250,184	290,000	7,426
5.85%, 05/19/34	361,466	26,674	—	—	(1,500)	(448)	386,192	375,000	20,941
6.14%, 08/24/34	369,850	27,415	—	—	(3,426)	(97)	393,742	375,000	21,923
Total	$5,182,535	$485,593	($550,773 )	($16,898 )	$77,617	($16,699 )	$5,161,375		$188,172

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$2,024,012,111	$—	$2,024,012,111
Treasuries[1]	—	3,710,738,356	—	3,710,738,356
Government Related[1]	—	360,204,501	—	360,204,501
Securitized[1]	—	2,280,429,727	—	2,280,429,727
Short-Term Investments[1]	153,416,513	—	—	153,416,513
Total	$153,416,513	$8,375,384,695	$—	$8,528,801,208

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $5,410,742)		$5,161,375
Investments in securities, at value - unaffiliated issuers (cost $9,154,593,033) including securities on loan of $5,887,469		8,523,639,833
Deposits with brokers for TBA margin		2,560,000
Receivables:
Investments sold		120,838,654
Interest		62,945,755
Dividends		518,293
Income from securities on loan		8,555
Other assets	+	8,297
Total assets		8,715,680,762

Liabilities
Collateral held for securities on loan		6,433,309
Payables:
Investments bought - delayed-delivery		136,242,512
Investments bought		132,148,715
Management fees	+	216,091
Total liabilities		275,040,627
Net assets		$8,440,640,135

Net Assets by Source
Capital received from investors		$9,618,958,956
Total distributable loss	+	(1,178,318,821)
Net assets		$8,440,640,135

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,440,640,135		371,600,000		$22.71

See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$300,240,005
Dividends received from securities - unaffiliated issuers		7,162,105
Interest received from securities - affiliated issuers		171,473
Securities on loan, net	+	130,207
Total investment income		307,703,790

Expenses
Management fees		2,369,921
Total expenses	–	2,369,921
Net investment income		305,333,869

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(16,901)
Net realized losses on sales of securities - unaffiliated issuers		(68,783,095)
Net realized gains on sales of in-kind redemptions - affiliated issuers		3
Net realized losses on sales of in-kind redemptions - unaffiliated issuers	+	(1,548,873)
Net realized losses		(70,348,866)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		77,617
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(144,106,905)
Net change in unrealized appreciation (depreciation)	+	(144,029,288)
Net realized and unrealized losses		(214,378,154)
Increase in net assets resulting from operations		$90,955,715
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$305,333,869	$231,055,895
Net realized losses		(70,348,866)	(189,677,585)
Net change in unrealized appreciation (depreciation)	+	(144,029,288)	337,318,961
Increase in net assets resulting from operations		$90,955,715	$378,697,271

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($309,988,610 )	($236,337,780 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		62,200,000	$1,439,929,588	63,400,000	$1,459,583,818
Shares redeemed	+	(15,800,000)	(363,762,306)	(36,000,000)	(823,547,528)
Net transactions in fund shares		46,400,000	$1,076,167,282	27,400,000	$636,036,290

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		325,200,000	$7,583,505,748	297,800,000	$6,805,109,967
Total increase	+	46,400,000	857,134,387	27,400,000	778,395,781
End of period		371,600,000	$8,440,640,135	325,200,000	$7,583,505,748

[1]
For the period ended December 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24[1]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]	1/1/20– 12/31/20[1]
Per-Share Data
Net asset value at beginning of period	$24.17	$23.48	$25.29	$25.69	$25.02
Income (loss) from investment operations:
Net investment income (loss)[2]	1.58	0.72	0.38	0.25	0.45
Net realized and unrealized gains (losses)	0.32	0.69	(1.80)	(0.41)	0.88
Total from investment operations	1.90	1.41	(1.42)	(0.16)	1.33
Less distributions:
Distributions from net investment income	(1.70)	(0.72)	(0.39)	(0.24)	(0.45)
Distributions from net realized gains	—	—	—	—	(0.21)
Total distributions	(1.70)	(0.72)	(0.39)	(0.24)	(0.66)
Net asset value at end of period	$24.37	$24.17	$23.48	$25.29	$25.69
Total return	4.95%	6.14%	(5.65%)	(0.64%)	5.31%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.04%[3,4]	0.05%[5]	0.05%
Net investment income (loss)	4.06%	3.04%	1.56%	0.99%	1.74%
Portfolio turnover rate[6]	33%	28%	14%	13%	80%
Net assets, end of period (x 1,000)	$475,203	$389,173	$370,872	$609,404	$118,146

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.9% OF NET ASSETS

Financial Institutions 43.6%
Banking 33.1%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	148,995
7.10%, 11/15/27 (a)	140,000	147,776
2.20%, 11/02/28 (a)	120,000	106,891
6.99%, 06/13/29 (a)(b)	155,000	161,558
6.85%, 01/03/30 (a)(b)	155,000	160,843
American Express Co.
4.90%, 02/13/26 (a)	235,000	235,835
3.13%, 05/20/26 (a)	80,000	78,408
1.65%, 11/04/26 (a)	215,000	203,862
2.55%, 03/04/27 (a)	475,000	454,698
5.65%, 04/23/27 (a)(b)	240,000	242,601
3.30%, 05/03/27 (a)	230,000	223,189
5.39%, 07/28/27 (a)(b)	225,000	227,506
5.85%, 11/05/27 (a)	275,000	283,576
5.10%, 02/16/28 (a)(b)	345,000	346,946
5.04%, 07/26/28 (a)(b)	235,000	236,030
4.05%, 05/03/29 (a)	100,000	97,579
5.28%, 07/27/29 (a)(b)	270,000	272,749
5.53%, 04/25/30 (a)(b)	205,000	208,811
American Express Credit Corp.
3.30%, 05/03/27 (a)	100,000	97,065
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	50,000	50,948
Australia & New Zealand Banking Group Ltd.
5.00%, 03/18/26	275,000	276,548
4.75%, 01/18/27	250,000	250,917
4.90%, 07/16/27	250,000	251,999
4.62%, 12/16/29	250,000	247,990
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	204,785
5.38%, 03/13/29	200,000	201,921
Banco Santander SA
1.85%, 03/25/26	200,000	192,548
4.25%, 04/11/27	400,000	393,242
5.29%, 08/18/27	200,000	201,235
1.72%, 09/14/27 (a)(b)	200,000	189,116
6.53%, 11/07/27 (a)(b)	200,000	205,758
3.80%, 02/23/28	200,000	192,074
5.55%, 03/14/28 (a)(b)	200,000	201,764
4.18%, 03/24/28 (a)(b)	400,000	391,762
4.38%, 04/12/28	200,000	195,258
5.37%, 07/15/28 (a)(b)	200,000	201,480
5.59%, 08/08/28	200,000	202,746
6.61%, 11/07/28	200,000	210,375
3.31%, 06/27/29	200,000	185,764
5.54%, 03/14/30 (a)(b)	200,000	201,151
Bank of America Corp.
4.45%, 03/03/26	340,000	338,742
3.50%, 04/19/26	425,000	418,945
6.22%, 09/15/26	100,000	102,339
4.25%, 10/22/26	365,000	361,876
5.08%, 01/20/27 (a)(b)	510,000	511,571
1.66%, 03/11/27 (a)(b)	535,000	515,573
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.56%, 04/23/27 (a)(b)	525,000	516,605
1.73%, 07/22/27 (a)(b)	1,060,000	1,010,699
5.93%, 09/15/27 (a)(b)	295,000	300,234
3.25%, 10/21/27 (a)	455,000	438,692
4.18%, 11/25/27 (a)	375,000	368,349
3.82%, 01/20/28 (a)(b)	445,000	436,019
2.55%, 02/04/28 (a)(b)	410,000	390,919
3.71%, 04/24/28 (a)(b)	400,000	389,619
4.38%, 04/27/28 (a)(b)	435,000	430,317
3.59%, 07/21/28 (a)(b)	400,000	387,337
4.95%, 07/22/28 (a)(b)	575,000	576,193
6.20%, 11/10/28 (a)(b)	390,000	403,867
3.42%, 12/20/28 (a)(b)	1,050,000	1,006,935
3.97%, 03/05/29 (a)(b)	480,000	465,557
5.20%, 04/25/29 (a)(b)	600,000	603,044
2.09%, 06/14/29 (a)(b)	525,000	476,294
4.27%, 07/23/29 (a)(b)	500,000	487,234
5.82%, 09/15/29 (a)(b)	490,000	502,302
3.97%, 02/07/30 (a)(b)	560,000	536,975
3.19%, 07/23/30 (a)(b)	400,000	368,547
2.88%, 10/22/30 (a)(b)	335,000	302,926
Bank of America NA
5.53%, 08/18/26 (a)	365,000	370,203
Bank of Montreal
5.30%, 06/05/26	285,000	287,638
1.25%, 09/15/26	305,000	288,308
5.27%, 12/11/26	235,000	237,769
0.95%, 01/22/27 (a)(b)	215,000	206,470
2.65%, 03/08/27	265,000	254,456
4.57%, 09/10/27 (a)(b)	200,000	199,429
4.70%, 09/14/27 (a)	150,000	149,917
5.20%, 02/01/28 (a)	200,000	201,613
5.72%, 09/25/28 (a)	175,000	179,569
4.64%, 09/10/30 (a)(b)	150,000	147,122
3.80%, 12/15/32 (a)(b)	225,000	215,360
Bank of New York Mellon Corp.
0.75%, 01/28/26 (a)	125,000	120,135
2.80%, 05/04/26 (a)	150,000	146,840
2.45%, 08/17/26 (a)	165,000	159,847
1.05%, 10/15/26 (a)	100,000	94,138
2.05%, 01/26/27 (a)	100,000	95,251
4.95%, 04/26/27 (a)(b)	305,000	306,276
3.25%, 05/16/27 (a)	175,000	169,858
3.40%, 01/29/28 (a)	140,000	135,000
3.44%, 02/07/28 (a)(b)	180,000	175,304
3.85%, 04/28/28	200,000	195,108
3.99%, 06/13/28 (a)(b)	145,000	142,410
5.80%, 10/25/28 (a)(b)	215,000	220,712
3.00%, 10/30/28 (a)	140,000	130,925
4.54%, 02/01/29 (a)(b)	150,000	148,803
3.85%, 04/26/29 (a)	120,000	115,932
3.30%, 08/23/29 (a)	100,000	93,011
6.32%, 10/25/29 (a)(b)	150,000	157,638
4.98%, 03/14/30 (a)(b)	180,000	180,099
4.60%, 07/26/30 (a)(b)	180,000	177,833
Bank of Nova Scotia
4.75%, 02/02/26	210,000	210,171
1.05%, 03/02/26	105,000	100,785
1.35%, 06/24/26	150,000	143,078
2.70%, 08/03/26	350,000	339,659
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.30%, 09/15/26	180,000	170,292
5.35%, 12/07/26	125,000	126,662
1.95%, 02/02/27	150,000	141,914
2.95%, 03/11/27	160,000	154,131
5.40%, 06/04/27	185,000	187,958
5.25%, 06/12/28	260,000	262,953
4.40%, 09/08/28 (a)(b)	100,000	98,993
5.45%, 08/01/29	100,000	101,828
Bank OZK
2.75%, 10/01/31 (a)(b)	100,000	86,057
Barclays PLC
4.38%, 01/12/26	455,000	452,873
5.20%, 05/12/26	375,000	375,241
5.83%, 05/09/27 (a)(b)	375,000	379,053
6.50%, 09/13/27 (a)(b)	250,000	256,016
2.28%, 11/24/27 (a)(b)	380,000	361,404
4.34%, 01/10/28 (a)	245,000	239,654
5.67%, 03/12/28 (a)(b)	220,000	222,692
4.84%, 05/09/28 (a)	300,000	294,741
5.50%, 08/09/28 (a)(b)	315,000	318,408
7.39%, 11/02/28 (a)(b)	350,000	370,995
4.97%, 05/16/29 (a)(b)	330,000	327,234
6.49%, 09/13/29 (a)(b)	325,000	338,209
5.69%, 03/12/30 (a)(b)	300,000	303,130
5.09%, 06/20/30 (a)(b)	350,000	341,234
4.94%, 09/10/30 (a)(b)	275,000	269,691
BPCE SA
3.38%, 12/02/26	250,000	244,138
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	150,000	142,805
5.93%, 10/02/26	100,000	102,053
3.45%, 04/07/27 (a)	195,000	189,704
5.24%, 06/28/27	200,000	202,246
4.51%, 09/11/27 (a)(b)	200,000	199,073
5.00%, 04/28/28 (a)	205,000	205,628
5.99%, 10/03/28 (a)	125,000	129,130
5.26%, 04/08/29 (a)	200,000	201,807
4.63%, 09/11/30 (a)(b)	215,000	210,478
Capital One Financial Corp.
3.75%, 07/28/26 (a)	285,000	279,875
3.75%, 03/09/27 (a)	250,000	244,245
3.65%, 05/11/27 (a)	175,000	170,413
7.15%, 10/29/27 (a)(b)	170,000	176,454
1.88%, 11/02/27 (a)(b)	260,000	245,797
3.80%, 01/31/28 (a)	245,000	236,534
4.93%, 05/10/28 (a)(b)	260,000	259,172
5.47%, 02/01/29 (a)(b)	210,000	211,544
6.31%, 06/08/29 (a)(b)	250,000	258,223
5.70%, 02/01/30 (a)(b)	160,000	162,258
3.27%, 03/01/30 (a)(b)	270,000	249,519
5.25%, 07/26/30 (a)(b)	130,000	129,646
5.46%, 07/26/30 (a)(b)	175,000	175,631
Citibank NA
5.44%, 04/30/26 (a)	375,000	378,628
5.49%, 12/04/26 (a)	365,000	370,508
4.88%, 11/19/27 (a)(b)	400,000	400,308
5.80%, 09/29/28 (a)	470,000	484,725
4.84%, 08/06/29 (a)	325,000	323,190
Citigroup, Inc.
3.70%, 01/12/26	300,000	297,232
4.60%, 03/09/26	310,000	309,156
3.40%, 05/01/26	310,000	304,723
3.20%, 10/21/26 (a)	570,000	554,600
4.30%, 11/20/26	225,000	223,062
1.12%, 01/28/27 (a)(b)	460,000	441,697
1.46%, 06/09/27 (a)(b)	455,000	433,254
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 09/29/27	655,000	646,262
3.89%, 01/10/28 (a)(b)	560,000	548,885
6.63%, 01/15/28	75,000	78,941
3.07%, 02/24/28 (a)(b)	515,000	495,492
4.66%, 05/24/28 (a)(b)	350,000	347,800
3.67%, 07/24/28 (a)(b)	545,000	527,825
4.13%, 07/25/28	350,000	340,232
3.52%, 10/27/28 (a)(b)	415,000	399,435
4.08%, 04/23/29 (a)(b)	360,000	349,479
5.17%, 02/13/30 (a)(b)	515,000	514,457
3.98%, 03/20/30 (a)(b)	380,000	362,607
4.54%, 09/19/30 (a)(b)	510,000	495,932
2.98%, 11/05/30 (a)(b)	410,000	370,146
5.59%, 11/19/34 (a)(b)	250,000	248,037
Citizens Bank NA
3.75%, 02/18/26 (a)	250,000	247,012
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	85,000	82,218
5.84%, 01/23/30 (a)(b)	185,000	187,778
Comerica, Inc.
4.00%, 02/01/29 (a)	100,000	94,870
5.98%, 01/30/30 (a)(b)	190,000	192,195
Commonwealth Bank of Australia
5.32%, 03/13/26	290,000	292,670
4.58%, 11/27/26	250,000	250,268
Cooperatieve Rabobank UA
3.75%, 07/21/26	285,000	279,386
5.50%, 10/05/26	250,000	254,131
5.04%, 03/05/27	250,000	252,483
4.49%, 10/17/29	250,000	245,233
Deutsche Bank AG
4.10%, 01/13/26	140,000	138,862
1.69%, 03/19/26	215,000	207,396
7.15%, 07/13/27 (a)(b)	200,000	206,140
5.37%, 09/09/27	150,000	152,238
2.31%, 11/16/27 (a)(b)	275,000	261,444
2.55%, 01/07/28 (a)(b)	280,000	266,202
5.71%, 02/08/28 (a)(b)	215,000	217,301
6.72%, 01/18/29 (a)(b)	295,000	306,234
5.41%, 05/10/29	170,000	172,588
6.82%, 11/20/29 (a)(b)	200,000	209,285
5.00%, 09/11/30 (a)(b)	200,000	195,554
4.88%, 12/01/32 (a)(b)	200,000	194,015
Discover Bank
3.45%, 07/27/26 (a)	250,000	244,518
Discover Financial Services
4.50%, 01/30/26 (a)	165,000	164,331
4.10%, 02/09/27 (a)	260,000	255,381
Fifth Third Bancorp
2.55%, 05/05/27 (a)	100,000	94,960
1.71%, 11/01/27 (a)(b)	125,000	118,051
3.95%, 03/14/28 (a)	165,000	159,859
4.06%, 04/25/28 (a)(b)	35,000	34,273
6.36%, 10/27/28 (a)(b)	180,000	186,176
6.34%, 07/27/29 (a)(b)	240,000	248,964
4.77%, 07/28/30 (a)(b)	265,000	259,693
4.90%, 09/06/30 (a)(b)	100,000	98,673
Fifth Third Bank, Inc.
3.85%, 03/15/26 (a)	200,000	197,760
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	85,000	87,379
FNB Corp.
5.72%, 12/11/30 (a)(b)	100,000	98,763
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Goldman Sachs Bank USA
5.28%, 03/18/27 (a)(b)	390,000	392,316
5.41%, 05/21/27 (a)(b)	515,000	518,970
Goldman Sachs Group, Inc.
3.75%, 02/25/26 (a)	305,000	301,826
3.50%, 11/16/26 (a)	450,000	439,966
5.95%, 01/15/27	120,000	123,029
3.85%, 01/26/27 (a)	535,000	525,273
1.43%, 03/09/27 (a)(b)	545,000	523,168
4.39%, 06/15/27 (a)(b)	170,000	169,037
1.54%, 09/10/27 (a)(b)	540,000	510,846
1.95%, 10/21/27 (a)(b)	760,000	721,180
2.64%, 02/24/28 (a)(b)	530,000	505,469
3.62%, 03/15/28 (a)(b)	540,000	525,126
3.69%, 06/05/28 (a)(b)	450,000	437,032
4.48%, 08/23/28 (a)(b)	430,000	425,014
3.81%, 04/23/29 (a)(b)	450,000	432,922
4.22%, 05/01/29 (a)(b)	600,000	584,151
6.48%, 10/24/29 (a)(b)	500,000	523,926
5.73%, 04/25/30 (a)(b)	480,000	490,228
5.05%, 07/23/30 (a)(b)	500,000	497,368
4.69%, 10/23/30 (a)(b)	350,000	342,904
HSBC Holdings PLC
4.30%, 03/08/26	285,000	283,640
3.90%, 05/25/26	200,000	197,802
4.38%, 11/23/26	250,000	247,687
1.59%, 05/24/27 (a)(b)	200,000	190,951
5.89%, 08/14/27 (a)(b)	440,000	446,289
2.25%, 11/22/27 (a)(b)	200,000	190,355
4.04%, 03/13/28 (a)(b)	205,000	200,656
5.60%, 05/17/28 (a)(b)	360,000	363,935
4.76%, 06/09/28 (a)(b)	350,000	347,654
5.21%, 08/11/28 (a)(b)	430,000	431,581
2.01%, 09/22/28 (a)(b)	380,000	350,323
7.39%, 11/03/28 (a)(b)	400,000	423,892
5.13%, 11/19/28 (a)(b)	200,000	200,004
6.16%, 03/09/29 (a)(b)	350,000	359,626
4.58%, 06/19/29 (a)(b)	440,000	431,320
2.21%, 08/17/29 (a)(b)	430,000	386,574
5.55%, 03/04/30 (a)(b)	365,000	367,674
3.97%, 05/22/30 (a)(b)	675,000	637,512
5.29%, 11/19/30 (a)(b)	300,000	298,063
HSBC USA, Inc.
5.29%, 03/04/27	245,000	247,917
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	60,000	59,380
6.21%, 08/21/29 (a)(b)	230,000	237,614
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	248,022
ING Groep NV
3.95%, 03/29/27	275,000	269,958
1.73%, 04/01/27 (a)(b)	200,000	192,257
6.08%, 09/11/27 (a)(b)	270,000	275,134
4.02%, 03/28/28 (a)(b)	255,000	249,747
4.05%, 04/09/29	260,000	249,764
5.34%, 03/19/30 (a)(b)	345,000	346,370
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	350,000	344,785
3.20%, 06/15/26 (a)	365,000	358,090
2.95%, 10/01/26 (a)	505,000	492,125
7.63%, 10/15/26	100,000	105,016
4.13%, 12/15/26	325,000	321,752
3.96%, 01/29/27 (a)(b)	380,000	376,799
1.04%, 02/04/27 (a)(b)	350,000	336,191
1.58%, 04/22/27 (a)(b)	485,000	465,725
8.00%, 04/29/27	85,000	91,151
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.47%, 09/22/27 (a)(b)	525,000	496,522
4.25%, 10/01/27	315,000	312,765
6.07%, 10/22/27 (a)(b)	395,000	404,370
3.63%, 12/01/27 (a)	180,000	174,937
5.04%, 01/23/28 (a)(b)	485,000	486,762
3.78%, 02/01/28 (a)(b)	530,000	518,789
2.95%, 02/24/28 (a)(b)	300,000	288,503
5.57%, 04/22/28 (a)(b)	490,000	498,548
4.32%, 04/26/28 (a)(b)	575,000	568,042
3.54%, 05/01/28 (a)(b)	490,000	476,032
2.18%, 06/01/28 (a)(b)	330,000	309,883
4.98%, 07/22/28 (a)(b)	395,000	396,258
4.85%, 07/25/28 (a)(b)	650,000	649,829
4.51%, 10/22/28 (a)(b)	310,000	307,297
3.51%, 01/23/29 (a)(b)	445,000	427,082
4.01%, 04/23/29 (a)(b)	405,000	392,818
2.07%, 06/01/29 (a)(b)	420,000	381,730
4.20%, 07/23/29 (a)(b)	455,000	443,134
5.30%, 07/24/29 (a)(b)	435,000	439,346
6.09%, 10/23/29 (a)(b)	385,000	399,395
4.45%, 12/05/29 (a)(b)	500,000	489,959
5.01%, 01/23/30 (a)(b)	435,000	434,614
5.58%, 04/22/30 (a)(b)	500,000	509,736
3.70%, 05/06/30 (a)(b)	435,000	411,846
4.57%, 06/14/30 (a)(b)	300,000	294,129
5.00%, 07/22/30 (a)(b)	505,000	503,075
2.74%, 10/15/30 (a)(b)	600,000	540,436
4.60%, 10/22/30 (a)(b)	450,000	441,661
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	500,000	505,448
KeyBank NA
5.85%, 11/15/27 (a)	250,000	256,215
3.90%, 04/13/29	250,000	234,952
KeyCorp
2.25%, 04/06/27	160,000	150,972
4.10%, 04/30/28	100,000	96,768
2.55%, 10/01/29	150,000	133,343
Lloyds Banking Group PLC
4.65%, 03/24/26	220,000	218,782
3.75%, 01/11/27	210,000	205,399
1.63%, 05/11/27 (a)(b)	250,000	239,152
5.99%, 08/07/27 (a)(b)	200,000	203,005
5.46%, 01/05/28 (a)(b)	275,000	277,306
3.75%, 03/18/28 (a)(b)	200,000	194,647
4.38%, 03/22/28	200,000	195,415
4.55%, 08/16/28	300,000	294,504
3.57%, 11/07/28 (a)(b)	395,000	379,653
5.09%, 11/26/28 (a)(b)	200,000	200,306
5.87%, 03/06/29 (a)(b)	200,000	203,929
5.72%, 06/05/30 (a)(b)	265,000	269,587
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	50,000	49,451
7.41%, 10/30/29 (a)(b)	200,000	214,396
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (a)	295,000	294,285
3.40%, 08/17/27	75,000	72,178
4.70%, 01/27/28 (a)	250,000	247,490
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	310,000	306,914
2.76%, 09/13/26	200,000	193,735
3.68%, 02/22/27	200,000	195,927
1.54%, 07/20/27 (a)(b)	230,000	218,842
3.29%, 07/25/27	200,000	193,822
2.34%, 01/19/28 (a)(b)	325,000	309,286
4.08%, 04/19/28 (a)(b)	260,000	255,539
5.02%, 07/20/28 (a)(b)	330,000	331,258
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 09/13/28 (a)(b)	225,000	227,976
5.42%, 02/22/29 (a)(b)	265,000	268,521
3.74%, 03/07/29	325,000	311,360
5.24%, 04/19/29 (a)(b)	200,000	201,575
3.20%, 07/18/29	275,000	255,414
5.26%, 04/17/30 (a)(b)	350,000	353,049
Mizuho Financial Group, Inc.
2.84%, 09/13/26	200,000	194,163
1.23%, 05/22/27 (a)(b)	200,000	190,439
1.55%, 07/09/27 (a)(b)	230,000	219,005
3.17%, 09/11/27	215,000	206,292
5.41%, 09/13/28 (a)(b)	210,000	212,798
5.67%, 05/27/29 (a)(b)	295,000	300,681
5.78%, 07/06/29 (a)(b)	250,000	255,772
4.25%, 09/11/29 (a)(b)	215,000	209,040
5.38%, 05/26/30 (a)(b)	255,000	257,555
5.38%, 07/10/30 (a)(b)	260,000	262,514
3.15%, 07/16/30 (a)(b)	200,000	183,803
Morgan Stanley
3.88%, 01/27/26	530,000	525,840
3.13%, 07/27/26	560,000	547,159
6.25%, 08/09/26	130,000	133,179
4.35%, 09/08/26	325,000	322,724
3.63%, 01/20/27	550,000	539,964
5.05%, 01/28/27 (a)(b)	250,000	250,835
3.95%, 04/23/27	320,000	313,612
1.59%, 05/04/27 (a)(b)	640,000	613,672
1.51%, 07/20/27 (a)(b)	590,000	561,518
2.48%, 01/21/28 (a)(b)	455,000	433,584
5.65%, 04/13/28 (a)(b)	250,000	254,160
4.21%, 04/20/28 (a)(b)	420,000	414,141
3.59%, 07/22/28 (a)	450,000	434,135
6.30%, 10/18/28 (a)(b)	395,000	409,458
3.77%, 01/24/29 (a)(b)	570,000	549,872
5.12%, 02/01/29 (a)(b)	485,000	486,328
5.16%, 04/20/29 (a)(b)	315,000	315,943
5.45%, 07/20/29 (a)(b)	420,000	424,804
6.41%, 11/01/29 (a)(b)	390,000	407,667
5.17%, 01/16/30 (a)(b)	400,000	400,467
4.43%, 01/23/30 (a)(b)	490,000	477,488
5.66%, 04/18/30 (a)(b)	495,000	504,138
5.04%, 07/19/30 (a)(b)	430,000	428,384
4.65%, 10/18/30 (a)(b)	535,000	523,629
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	300,000	300,353
5.88%, 10/30/26 (a)	325,000	332,080
4.45%, 10/15/27 (a)(b)	300,000	298,000
4.95%, 01/14/28 (a)(b)	325,000	325,434
5.50%, 05/26/28 (a)(b)	440,000	446,042
4.97%, 07/14/28 (a)(b)	315,000	315,978
National Australia Bank Ltd.
2.50%, 07/12/26	350,000	339,669
3.91%, 06/09/27	250,000	246,223
5.09%, 06/11/27	250,000	252,688
4.94%, 01/12/28	250,000	251,522
4.90%, 06/13/28	250,000	251,318
4.79%, 01/10/29	250,000	250,475
National Bank of Canada
5.60%, 12/18/28	250,000	254,860
4.50%, 10/10/29	250,000	243,174
NatWest Group PLC
4.80%, 04/05/26	200,000	199,990
5.85%, 03/02/27 (a)(b)	200,000	202,019
1.64%, 06/14/27 (a)(b)	245,000	233,753
5.58%, 03/01/28 (a)(b)	200,000	202,338
3.07%, 05/22/28 (a)(b)	215,000	205,662
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.52%, 09/30/28 (a)(b)	215,000	217,701
4.89%, 05/18/29 (a)(b)	320,000	316,828
5.81%, 09/13/29 (a)(b)	260,000	265,203
5.08%, 01/27/30 (a)(b)	325,000	321,831
4.45%, 05/08/30 (a)(b)	260,000	250,941
4.96%, 08/15/30 (a)(b)	210,000	206,922
6.48%, 06/01/34 (a)(b)	200,000	205,500
Northern Trust Corp.
4.00%, 05/10/27 (a)	230,000	226,980
3.15%, 05/03/29 (a)	80,000	75,007
3.38%, 05/08/32 (a)(b)	70,000	67,112
PNC Bank NA
3.10%, 10/25/27 (a)	290,000	278,035
3.25%, 01/22/28 (a)	250,000	239,394
2.70%, 10/22/29	250,000	224,623
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	185,000	179,308
1.15%, 08/13/26 (a)	150,000	141,866
4.76%, 01/26/27 (a)(b)	230,000	229,673
3.15%, 05/19/27 (a)	130,000	125,471
5.10%, 07/23/27 (a)(b)	200,000	200,942
6.62%, 10/20/27 (a)(b)	235,000	242,111
5.30%, 01/21/28 (a)(b)	235,000	237,055
5.35%, 12/02/28 (a)(b)	185,000	187,553
3.45%, 04/23/29 (a)	300,000	283,865
5.58%, 06/12/29 (a)(b)	500,000	508,631
5.49%, 05/14/30 (a)(b)	220,000	223,142
Regions Financial Corp.
1.80%, 08/12/28 (a)	190,000	169,307
5.72%, 06/06/30 (a)(b)	125,000	126,720
Royal Bank of Canada
4.88%, 01/12/26	195,000	195,578
0.88%, 01/20/26	150,000	144,399
4.65%, 01/27/26	285,000	284,619
1.20%, 04/27/26	310,000	296,758
1.15%, 07/14/26	150,000	142,611
5.20%, 07/20/26	215,000	217,078
1.40%, 11/02/26	160,000	151,109
4.88%, 01/19/27	200,000	200,836
2.05%, 01/21/27	120,000	113,959
3.63%, 05/04/27	210,000	205,158
5.07%, 07/23/27 (a)(b)	245,000	246,186
4.24%, 08/03/27	255,000	252,068
4.51%, 10/18/27 (a)(b)	30,000	29,882
6.00%, 11/01/27	220,000	227,282
4.90%, 01/12/28	165,000	165,132
5.20%, 08/01/28	175,000	176,465
4.52%, 10/18/28 (a)(b)	170,000	168,543
4.95%, 02/01/29	215,000	215,045
4.97%, 08/02/30 (a)(b)	225,000	223,526
4.65%, 10/18/30 (a)(b)	330,000	323,362
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(c)	150,000	145,687
6.12%, 05/31/27 (a)(b)	50,000	50,747
4.40%, 07/13/27 (a)	170,000	168,071
2.49%, 01/06/28 (a)(b)	190,000	180,217
6.50%, 03/09/29 (a)(b)	175,000	179,967
6.57%, 06/12/29 (a)(b)	110,000	113,666
6.17%, 01/09/30 (a)(b)	200,000	204,265
5.35%, 09/06/30 (a)(b)	200,000	197,670
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (a)(b)	200,000	189,433
3.82%, 11/03/28 (a)(b)	210,000	202,221
6.53%, 01/10/29 (a)(b)	205,000	211,321
4.86%, 09/11/30 (a)(b)	200,000	194,695
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Street Bank & Trust Co.
4.78%, 11/23/29	250,000	249,162
State Street Corp.
2.65%, 05/19/26	150,000	146,381
5.27%, 08/03/26 (a)	265,000	267,714
4.99%, 03/18/27 (a)	150,000	151,258
4.33%, 10/22/27 (a)	100,000	99,363
1.68%, 11/18/27 (a)(b)	140,000	132,528
2.20%, 02/07/28 (a)(b)	170,000	161,588
5.82%, 11/04/28 (a)(b)	115,000	118,308
4.53%, 02/20/29 (a)(b)	200,000	197,775
5.68%, 11/21/29 (a)(b)	205,000	210,781
4.14%, 12/03/29 (a)(b)	30,000	29,170
3.03%, 11/01/34 (a)(b)	85,000	76,675
Sumitomo Mitsui Financial Group, Inc.
0.95%, 01/12/26	250,000	240,623
5.46%, 01/13/26	390,000	392,828
3.78%, 03/09/26	300,000	296,946
2.63%, 07/14/26	205,000	198,773
1.40%, 09/17/26	415,000	392,671
3.01%, 10/19/26	350,000	339,899
3.45%, 01/11/27	275,000	268,449
3.36%, 07/12/27	350,000	339,189
3.35%, 10/18/27	225,000	217,061
5.52%, 01/13/28	300,000	304,925
3.54%, 01/17/28	235,000	225,920
5.80%, 07/13/28	200,000	205,429
3.94%, 07/19/28	200,000	193,705
5.72%, 09/14/28	225,000	230,473
1.90%, 09/17/28	310,000	277,877
5.32%, 07/09/29	300,000	303,501
3.04%, 07/16/29	450,000	413,493
Synchrony Financial
3.70%, 08/04/26 (a)	195,000	190,790
3.95%, 12/01/27 (a)	320,000	309,627
5.15%, 03/19/29 (a)	125,000	123,291
5.94%, 08/02/30 (a)(b)	75,000	75,722
Synovus Financial Corp.
6.17%, 11/01/30 (a)(b)	100,000	100,896
Toronto-Dominion Bank
0.75%, 01/06/26	225,000	216,465
5.10%, 01/09/26	120,000	120,537
1.20%, 06/03/26	260,000	247,657
5.53%, 07/17/26	300,000	303,538
1.25%, 09/10/26	280,000	264,551
4.57%, 12/17/26	300,000	299,325
1.95%, 01/12/27	150,000	141,885
2.80%, 03/10/27	260,000	249,408
4.98%, 04/05/27	150,000	150,574
4.11%, 06/08/27	330,000	324,717
4.69%, 09/15/27	240,000	239,468
5.16%, 01/10/28	195,000	195,968
5.52%, 07/17/28	200,000	203,446
4.99%, 04/05/29	150,000	149,790
4.78%, 12/17/29	200,000	197,388
3.63%, 09/15/31 (a)(b)	250,000	243,027
5.15%, 09/10/34 (a)(b)	175,000	171,325
Truist Bank
3.30%, 05/15/26 (a)	200,000	195,845
3.80%, 10/30/26 (a)	250,000	245,405
Truist Financial Corp.
1.27%, 03/02/27 (a)(b)	175,000	167,866
6.05%, 06/08/27 (a)(b)	225,000	228,647
1.13%, 08/03/27 (a)	100,000	91,122
4.12%, 06/06/28 (a)(b)	200,000	196,340
4.87%, 01/26/29 (a)(b)	255,000	253,623
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 03/19/29 (a)	50,000	47,707
1.89%, 06/07/29 (a)(b)	260,000	234,625
7.16%, 10/30/29 (a)(b)	325,000	347,576
5.44%, 01/24/30 (a)(b)	245,000	247,242
U.S. Bancorp
3.10%, 04/27/26 (a)	215,000	210,495
2.38%, 07/22/26 (a)	285,000	275,552
3.15%, 04/27/27 (a)	250,000	241,944
2.22%, 01/27/28 (a)(b)	270,000	255,912
3.90%, 04/26/28 (a)	165,000	160,157
4.55%, 07/22/28 (a)(b)	355,000	352,060
4.65%, 02/01/29 (a)(b)	340,000	336,614
5.78%, 06/12/29 (a)(b)	340,000	348,056
3.00%, 07/30/29 (a)	185,000	169,655
5.38%, 01/23/30 (a)(b)	245,000	247,316
5.10%, 07/23/30 (a)(b)	200,000	199,733
U.S. Bank NA
4.51%, 10/22/27 (a)(b)	250,000	248,603
UBS AG
1.25%, 08/07/26	365,000	345,674
5.00%, 07/09/27	250,000	251,503
7.50%, 02/15/28	480,000	514,057
5.65%, 09/11/28	250,000	255,821
UBS Group AG
4.55%, 04/17/26	420,000	418,656
Wachovia Corp.
7.57%, 08/01/26 (d)	45,000	46,814
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	47,628
Wells Fargo & Co.
3.00%, 04/22/26	575,000	562,486
4.10%, 06/03/26	425,000	420,870
3.00%, 10/23/26	590,000	572,149
3.20%, 06/17/27 (a)(b)	460,000	449,461
4.30%, 07/22/27	430,000	424,568
3.53%, 03/24/28 (a)(b)	750,000	727,780
5.71%, 04/22/28 (a)(b)	590,000	599,770
3.58%, 05/22/28 (a)(b)	560,000	542,817
2.39%, 06/02/28 (a)(b)	540,000	508,732
4.81%, 07/25/28 (a)(b)	540,000	538,069
4.15%, 01/24/29 (a)	375,000	363,739
5.57%, 07/25/29 (a)(b)	780,000	791,991
6.30%, 10/23/29 (a)(b)	520,000	540,971
7.95%, 11/15/29	50,000	55,620
5.20%, 01/23/30 (a)(b)	470,000	471,589
2.88%, 10/30/30 (a)(b)	640,000	577,642
Wells Fargo Bank NA
4.81%, 01/15/26 (a)	345,000	346,134
5.45%, 08/07/26 (a)	440,000	445,486
5.25%, 12/11/26 (a)	515,000	521,185
Westpac Banking Corp.
5.20%, 04/16/26	100,000	100,838
2.85%, 05/13/26	275,000	268,984
1.15%, 06/03/26	250,000	238,543
2.70%, 08/19/26	120,000	116,662
4.60%, 10/20/26	150,000	150,345
3.35%, 03/08/27	200,000	195,109
4.04%, 08/26/27	150,000	148,345
5.46%, 11/18/27	260,000	266,129
3.40%, 01/25/28	195,000	187,675
5.54%, 11/17/28	175,000	180,049
1.95%, 11/20/28	210,000	189,339
5.05%, 04/16/29	200,000	202,142
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.32%, 11/23/31 (a)(b)	250,000	246,250
4.11%, 07/24/34 (a)(b)	200,000	188,452
		157,517,941
Brokerage/Asset Managers/Exchanges 1.6%
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	95,000	92,492
5.70%, 12/15/28 (a)	100,000	103,030
ARES Management Corp.
6.38%, 11/10/28 (a)	75,000	78,483
BGC Group, Inc.
8.00%, 05/25/28 (a)	60,000	63,832
6.60%, 06/10/29 (a)	100,000	102,541
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	125,000	125,299
4.70%, 03/14/29 (a)	100,000	100,127
BlackRock, Inc.
3.20%, 03/15/27	120,000	116,891
3.25%, 04/30/29 (a)	210,000	198,439
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	200,000	198,662
3.90%, 01/25/28 (a)	190,000	184,901
4.85%, 03/29/29 (a)	150,000	149,000
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	130,000	127,648
Charles Schwab Corp.
3.45%, 02/13/26 (a)(e)	50,000	49,293
0.90%, 03/11/26 (a)(e)	180,000	172,284
1.15%, 05/13/26 (a)(e)	155,000	148,060
5.88%, 08/24/26 (a)(e)	170,000	173,067
3.20%, 03/02/27 (a)(e)	105,000	101,736
2.45%, 03/03/27 (a)(e)	260,000	248,281
3.30%, 04/01/27 (a)(e)	120,000	116,557
3.20%, 01/25/28 (a)(e)	105,000	100,524
2.00%, 03/20/28 (a)(e)	180,000	164,954
4.00%, 02/01/29 (a)(e)	85,000	82,428
5.64%, 05/19/29 (a)(b)(e)	200,000	204,167
3.25%, 05/22/29 (a)(e)	90,000	84,334
2.75%, 10/01/29 (a)(e)	50,000	45,514
6.20%, 11/17/29 (a)(b)(e)	205,000	213,674
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	97,365
Eaton Vance Corp.
3.50%, 04/06/27 (a)	65,000	63,346
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	75,000	72,080
4.00%, 09/15/27 (a)	295,000	290,677
3.63%, 09/01/28 (a)	190,000	182,307
3.75%, 09/21/28 (a)	100,000	96,298
4.35%, 06/15/29 (a)	240,000	234,971
Invesco Finance PLC
3.75%, 01/15/26	115,000	113,833
Jefferies Financial Group, Inc.
4.85%, 01/15/27	155,000	155,288
6.45%, 06/08/27	75,000	77,667
5.88%, 07/21/28 (a)	200,000	204,529
Lazard Group LLC
3.63%, 03/01/27 (a)	50,000	48,751
4.50%, 09/19/28 (a)	75,000	73,430
4.38%, 03/11/29 (a)	100,000	97,397
Legg Mason, Inc.
4.75%, 03/15/26	90,000	90,075
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	80,000	81,004
6.75%, 11/17/28 (a)	175,000	183,932
Marex Group PLC
6.40%, 11/04/29 (a)	100,000	101,094
Nasdaq, Inc.
3.85%, 06/30/26 (a)	100,000	98,827
5.35%, 06/28/28 (a)	160,000	162,241
Nomura Holdings, Inc.
5.71%, 01/09/26	200,000	201,400
1.65%, 07/14/26	200,000	190,259
2.33%, 01/22/27	300,000	284,261
5.39%, 07/06/27	200,000	201,496
6.07%, 07/12/28	200,000	205,656
2.17%, 07/14/28	225,000	203,148
5.61%, 07/06/29	280,000	284,335
		7,641,885
Finance Companies 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (a)	100,000	96,760
4.45%, 04/03/26 (a)	155,000	154,194
2.45%, 10/29/26 (a)	650,000	622,559
6.10%, 01/15/27 (a)	225,000	230,116
6.45%, 04/15/27 (a)	250,000	257,878
3.65%, 07/21/27 (a)	195,000	189,328
3.88%, 01/23/28 (a)	100,000	96,835
5.75%, 06/06/28 (a)	260,000	265,135
3.00%, 10/29/28 (a)	600,000	555,822
5.10%, 01/19/29 (a)	270,000	269,808
4.63%, 09/10/29 (a)	150,000	146,773
Air Lease Corp.
2.88%, 01/15/26 (a)	180,000	176,130
3.75%, 06/01/26 (a)	125,000	123,074
5.30%, 06/25/26	100,000	100,669
1.88%, 08/15/26 (a)	210,000	200,252
2.20%, 01/15/27 (a)	155,000	147,159
3.63%, 04/01/27 (a)	100,000	97,551
3.63%, 12/01/27 (a)	100,000	96,656
5.85%, 12/15/27 (a)	100,000	102,549
5.30%, 02/01/28 (a)	135,000	136,144
2.10%, 09/01/28 (a)	110,000	99,236
4.63%, 10/01/28 (a)	125,000	123,021
5.10%, 03/01/29 (a)	100,000	100,225
3.25%, 10/01/29 (a)	100,000	92,228
Aircastle Ltd.
4.25%, 06/15/26 (a)	100,000	99,005
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(c)	205,000	211,793
ARES Capital Corp.
3.88%, 01/15/26 (a)	220,000	217,492
2.15%, 07/15/26 (a)	175,000	167,519
7.00%, 01/15/27	205,000	212,518
2.88%, 06/15/27 (a)	50,000	47,565
2.88%, 06/15/28 (a)	210,000	193,578
5.88%, 03/01/29 (a)	175,000	176,672
5.95%, 07/15/29 (a)	170,000	172,052
ARES Strategic Income Fund
5.70%, 03/15/28 (a)(c)	175,000	175,062
6.35%, 08/15/29 (a)(c)	125,000	127,304
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	75,000	72,840
2.55%, 10/13/26 (a)	25,000	23,839
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Barings BDC, Inc.
3.30%, 11/23/26 (a)	50,000	48,071
7.00%, 02/15/29 (a)	50,000	51,251
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	75,000	72,907
6.95%, 05/30/29 (a)(f)	50,000	52,090
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)	225,000	214,434
3.25%, 03/15/27 (a)	200,000	191,546
7.30%, 11/27/28 (a)	75,000	78,920
4.00%, 01/15/29 (a)	100,000	94,436
5.95%, 07/16/29 (a)	100,000	100,723
5.60%, 11/22/29 (a)(c)	75,000	74,098
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	150,000	147,808
2.75%, 09/16/26 (a)	125,000	120,017
2.13%, 02/15/27 (a)	100,000	93,596
5.88%, 11/15/27 (a)	85,000	86,384
5.35%, 04/13/28 (a)	75,000	74,812
2.85%, 09/30/28 (a)	100,000	90,818
Blue Owl Capital Corp.
4.25%, 01/15/26 (a)	95,000	94,119
3.40%, 07/15/26 (a)	255,000	247,204
8.45%, 11/15/26 (a)	60,000	63,065
2.63%, 01/15/27 (a)	65,000	61,405
3.13%, 04/13/27 (a)	50,000	47,180
2.88%, 06/11/28 (a)	145,000	131,955
5.95%, 03/15/29 (a)	160,000	160,767
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	75,000	72,032
4.70%, 02/08/27 (a)	130,000	128,336
7.75%, 09/16/27 (a)	100,000	105,058
7.95%, 06/13/28 (a)	95,000	100,931
7.75%, 01/15/29 (a)	75,000	80,124
6.60%, 09/15/29 (a)(c)	100,000	102,077
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	65,000	61,022
Blue Owl Technology Finance Corp. II
6.75%, 04/04/29 (a)(c)	155,000	155,966
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)(c)	75,000	76,597
FS KKR Capital Corp.
3.40%, 01/15/26 (a)	175,000	171,615
2.63%, 01/15/27 (a)	65,000	61,518
3.25%, 07/15/27 (a)	95,000	90,139
3.13%, 10/12/28 (a)	135,000	122,282
7.88%, 01/15/29 (a)	100,000	106,446
6.88%, 08/15/29 (a)	125,000	129,071
GATX Corp.
3.25%, 09/15/26 (a)	75,000	73,109
5.40%, 03/15/27 (a)	90,000	91,082
3.50%, 03/15/28 (a)	75,000	71,740
4.55%, 11/07/28 (a)	75,000	73,858
4.70%, 04/01/29 (a)	75,000	73,870
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (a)	75,000	73,414
6.38%, 03/11/27	105,000	107,523
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	100,000	95,341
2.05%, 02/15/27 (a)	60,000	55,731
7.05%, 12/05/28 (a)	75,000	77,807
6.00%, 07/15/29 (a)	130,000	129,962
Golub Capital Private Credit Fund
5.80%, 09/12/29 (a)(c)	85,000	83,295
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	71,360
3.38%, 01/20/27 (a)	60,000	57,505
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)(c)	95,000	97,611
6.25%, 09/30/29 (a)(c)	105,000	106,750
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	96,430
6.50%, 06/04/27 (a)	50,000	50,929
6.95%, 03/01/29 (a)	55,000	57,295
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	75,000	73,899
6.15%, 05/17/29 (a)(c)	80,000	80,484
New Mountain Finance Corp.
6.20%, 10/15/27	50,000	50,004
6.88%, 02/01/29 (a)	50,000	50,406
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	55,000	51,865
7.10%, 02/15/29 (a)	50,000	51,541
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	50,000	53,583
6.50%, 07/23/29 (a)	50,000	50,598
Sixth Street Lending Partners
6.50%, 03/11/29 (a)(c)	175,000	177,385
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	50,000	48,068
6.95%, 08/14/28 (a)	65,000	67,732
6.13%, 03/01/29 (a)	50,000	50,642
		12,688,980
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	45,678
ORIX Corp.
3.70%, 07/18/27	60,000	58,331
5.00%, 09/13/27 (f)	100,000	100,708
4.65%, 09/10/29	150,000	147,616
		352,333
Insurance 3.2%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	197,173
Aflac, Inc.
1.13%, 03/15/26 (a)	145,000	139,135
2.88%, 10/15/26 (a)	90,000	87,356
Allstate Corp.
3.28%, 12/15/26 (a)	100,000	97,746
5.05%, 06/24/29 (a)	75,000	75,396
American International Group, Inc.
4.20%, 04/01/28 (a)	60,000	58,669
American National Group, Inc.
5.00%, 06/15/27 (a)	75,000	74,638
5.75%, 10/01/29 (a)	100,000	100,271
Aon Corp.
8.21%, 01/01/27	155,000	163,268
4.50%, 12/15/28 (a)	15,000	14,785
3.75%, 05/02/29 (a)	100,000	95,043
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	105,000	100,419
Aon North America, Inc.
5.13%, 03/01/27 (a)	120,000	120,874
5.15%, 03/01/29 (a)	190,000	190,745
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	98,859
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	125,000	124,551
4.85%, 12/15/29 (a)	150,000	149,379
Assurant, Inc.
4.90%, 03/27/28 (a)	75,000	74,856
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	80,000	83,087
Athene Holding Ltd.
4.13%, 01/12/28 (a)	165,000	161,031
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	95,103
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	245,000	234,514
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	405,000	398,848
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	120,000	116,511
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	15,000	14,697
Centene Corp.
4.25%, 12/15/27 (a)	410,000	397,140
2.45%, 07/15/28 (a)	450,000	405,742
4.63%, 12/15/29 (a)	575,000	543,868
Chubb INA Holdings LLC
3.35%, 05/03/26 (a)	255,000	251,169
4.65%, 08/15/29 (a)	140,000	139,462
Cincinnati Financial Corp.
6.92%, 05/15/28	50,000	53,206
CNA Financial Corp.
4.50%, 03/01/26 (a)	75,000	74,791
3.45%, 08/15/27 (a)	100,000	96,743
3.90%, 05/01/29 (a)	75,000	71,812
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	75,000	74,496
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	225,000	218,771
3.85%, 04/05/29 (a)	150,000	143,320
6.88%, 12/15/52 (a)(b)	180,000	184,907
Elevance Health, Inc.
4.90%, 02/08/26 (a)	140,000	139,920
1.50%, 03/15/26 (a)	155,000	149,307
3.65%, 12/01/27 (a)	335,000	325,887
4.10%, 03/01/28 (a)	200,000	195,538
5.15%, 06/15/29 (a)	100,000	100,630
2.88%, 09/15/29 (a)	150,000	136,524
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	125,000	127,325
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	85,000	81,219
Enstar Group Ltd.
4.95%, 06/01/29 (a)	75,000	73,768
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	280,000	274,437
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	102,142
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	80,000	83,305
6.50%, 06/04/29 (a)	75,000	76,533
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	99,332
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	60,000	58,915
Globe Life, Inc.
4.55%, 09/15/28 (a)	75,000	74,052
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	75,000	74,584
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	125,000	113,951
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	60,000	63,952
Humana, Inc.
1.35%, 02/03/27 (a)	175,000	162,718
3.95%, 03/15/27 (a)	135,000	132,391
5.75%, 03/01/28 (a)	75,000	76,433
5.75%, 12/01/28 (a)	75,000	76,404
3.70%, 03/23/29 (a)	175,000	165,197
3.13%, 08/15/29 (a)	75,000	68,547
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	75,000	75,391
Lincoln National Corp.
3.63%, 12/12/26 (a)	55,000	53,899
3.80%, 03/01/28 (a)	100,000	96,456
Loews Corp.
3.75%, 04/01/26 (a)	50,000	49,481
Manulife Financial Corp.
4.15%, 03/04/26	175,000	174,011
2.48%, 05/19/27 (a)	50,000	47,588
4.06%, 02/24/32 (a)(b)	175,000	170,766
Markel Group, Inc.
3.50%, 11/01/27 (a)	110,000	106,222
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	65,000	64,401
4.38%, 03/15/29 (a)	435,000	427,518
Mercury General Corp.
4.40%, 03/15/27 (a)	110,000	107,927
MGIC Investment Corp.
5.25%, 08/15/28 (a)	145,000	141,919
Munich Re America Corp.
7.45%, 12/15/26	50,000	52,655
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	75,000	75,800
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	147,645
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	94,620
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	97,156
3.70%, 05/15/29 (a)	95,000	90,506
Progressive Corp.
2.45%, 01/15/27	100,000	95,892
2.50%, 03/15/27 (a)	75,000	71,825
4.00%, 03/01/29 (a)	75,000	72,850
6.63%, 03/01/29	70,000	74,882
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	125,000	120,631
4.50%, 09/15/47 (a)(b)	165,000	159,711
5.70%, 09/15/48 (a)(b)	200,000	198,859
Radian Group, Inc.
4.88%, 03/15/27 (a)	115,000	114,161
6.20%, 05/15/29 (a)	100,000	102,684
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	65,000	64,141
3.90%, 05/15/29 (a)	100,000	95,543
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	120,000	116,086
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	47,108
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	70,000	72,046
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	125,000	124,144
UnitedHealth Group, Inc.
1.25%, 01/15/26	125,000	120,939
3.10%, 03/15/26	165,000	162,636
1.15%, 05/15/26 (a)	200,000	191,153
4.75%, 07/15/26	125,000	125,437
3.45%, 01/15/27	165,000	161,594
3.38%, 04/15/27	50,000	48,740
4.60%, 04/15/27 (a)	125,000	125,148
3.70%, 05/15/27 (a)	110,000	107,803
2.95%, 10/15/27	185,000	177,128
5.25%, 02/15/28 (a)	165,000	167,579
3.85%, 06/15/28	190,000	184,724
3.88%, 12/15/28	180,000	174,125
4.25%, 01/15/29 (a)	200,000	196,050
4.70%, 04/15/29 (a)	75,000	74,704
4.00%, 05/15/29 (a)	165,000	159,399
2.88%, 08/15/29	175,000	160,894
Unum Group
4.00%, 06/15/29 (a)	75,000	71,973
Voya Financial, Inc.
3.65%, 06/15/26	50,000	49,193
4.70%, 01/23/48 (a)(b)	55,000	51,811
Willis North America, Inc.
4.65%, 06/15/27 (a)	95,000	94,804
4.50%, 09/15/28 (a)	100,000	98,267
2.95%, 09/15/29 (a)	125,000	113,790
		15,177,807
REITs 2.9%
Agree LP
2.00%, 06/15/28 (a)	60,000	54,389
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	150,000	149,198
3.80%, 04/15/26 (a)	45,000	44,427
3.95%, 01/15/27 (a)	95,000	93,507
3.95%, 01/15/28 (a)	75,000	72,941
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	97,668
4.90%, 02/15/29 (a)	50,000	49,611
AvalonBay Communities, Inc.
2.95%, 05/11/26 (a)	125,000	122,112
3.35%, 05/15/27 (a)	75,000	72,764
3.20%, 01/15/28 (a)	50,000	47,852
1.90%, 12/01/28 (a)	85,000	76,039
3.30%, 06/01/29 (a)	115,000	107,808
Boston Properties LP
3.65%, 02/01/26 (a)	170,000	167,582
2.75%, 10/01/26 (a)	165,000	158,999
6.75%, 12/01/27 (a)	190,000	198,283
4.50%, 12/01/28 (a)	175,000	170,379
3.40%, 06/21/29 (a)	125,000	114,829
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	145,000	143,571
3.90%, 03/15/27 (a)	50,000	48,995
2.25%, 04/01/28 (a)	10,000	9,144
4.13%, 05/15/29 (a)	205,000	196,681
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Camden Property Trust
5.85%, 11/03/26 (a)	95,000	97,026
4.10%, 10/15/28 (a)	75,000	72,963
3.15%, 07/01/29 (a)	125,000	116,176
COPT Defense Properties LP
2.25%, 03/15/26 (a)	90,000	87,134
2.00%, 01/15/29 (a)	75,000	66,012
CubeSmart LP
3.13%, 09/01/26 (a)	50,000	48,620
2.25%, 12/15/28 (a)	100,000	90,019
4.38%, 02/15/29 (a)	50,000	48,591
Digital Realty Trust LP
3.70%, 08/15/27 (a)	175,000	170,401
5.55%, 01/15/28 (a)	180,000	182,842
4.45%, 07/15/28 (a)	100,000	98,189
3.60%, 07/01/29 (a)	150,000	141,829
DOC Dr. LLC
4.30%, 03/15/27 (a)	90,000	88,983
3.95%, 01/15/28 (a)	50,000	48,535
EPR Properties
4.75%, 12/15/26 (a)	25,000	24,810
4.50%, 06/01/27 (a)	125,000	122,934
4.95%, 04/15/28 (a)	75,000	73,746
3.75%, 08/15/29 (a)	100,000	92,660
ERP Operating LP
3.25%, 08/01/27 (a)	140,000	134,894
3.50%, 03/01/28 (a)	125,000	120,438
4.15%, 12/01/28 (a)	50,000	48,896
3.00%, 07/01/29 (a)	145,000	133,840
Essex Portfolio LP
3.63%, 05/01/27 (a)	75,000	73,152
1.70%, 03/01/28 (a)	125,000	113,032
4.00%, 03/01/29 (a)	75,000	72,170
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	98,222
3.88%, 12/15/27 (a)	170,000	166,214
5.70%, 04/01/28 (a)	95,000	96,998
3.90%, 04/01/29 (a)	55,000	52,560
4.00%, 06/15/29 (a)	50,000	47,857
Federal Realty OP LP
1.25%, 02/15/26 (a)	100,000	96,039
5.38%, 05/01/28 (a)	95,000	95,966
3.20%, 06/15/29 (a)	100,000	92,291
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	100,000	97,767
3.75%, 07/01/27 (a)	75,000	72,896
Healthpeak OP LLC
3.25%, 07/15/26 (a)	50,000	48,893
1.35%, 02/01/27 (a)	95,000	88,628
2.13%, 12/01/28 (a)	85,000	76,443
3.50%, 07/15/29 (a)	190,000	177,971
Highwoods Realty LP
3.88%, 03/01/27 (a)	50,000	48,687
4.13%, 03/15/28 (a)	50,000	47,928
4.20%, 04/15/29 (a)	65,000	61,714
Host Hotels & Resorts LP
4.50%, 02/01/26 (a)	105,000	104,439
3.38%, 12/15/29 (a)	75,000	68,630
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	75,000	67,718
Kilroy Realty LP
4.75%, 12/15/28 (a)	130,000	126,962
4.25%, 08/15/29 (a)	50,000	47,117
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	125,000	121,051
1.90%, 03/01/28 (a)	75,000	68,535
Kite Realty Group LP
4.00%, 10/01/26 (a)	70,000	69,022
LXP Industrial Trust
6.75%, 11/15/28 (a)	50,000	52,354
Mid-America Apartments LP
1.10%, 09/15/26 (a)	95,000	89,505
3.60%, 06/01/27 (a)	50,000	48,796
4.20%, 06/15/28 (a)	100,000	97,828
3.95%, 03/15/29 (a)	100,000	96,355
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	96,698
4.30%, 10/15/28 (a)	150,000	146,463
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	100,165
4.50%, 04/01/27 (a)	125,000	123,516
4.75%, 01/15/28 (a)	75,000	74,035
3.63%, 10/01/29 (a)	100,000	92,344
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	105,000	115,490
6.88%, 07/15/29 (a)	90,000	92,559
Prologis LP
3.25%, 06/30/26 (a)	75,000	73,672
3.25%, 10/01/26 (a)	100,000	97,911
2.13%, 04/15/27 (a)	75,000	71,051
3.38%, 12/15/27 (a)	100,000	96,769
4.88%, 06/15/28 (a)	120,000	120,336
3.88%, 09/15/28 (a)	135,000	130,724
4.00%, 09/15/28 (a)	100,000	97,359
2.88%, 11/15/29 (a)	75,000	68,643
Public Storage Operating Co.
0.88%, 02/15/26 (a)	100,000	95,974
1.50%, 11/09/26 (a)	100,000	94,642
3.09%, 09/15/27 (a)	100,000	96,209
1.85%, 05/01/28 (a)	145,000	132,267
1.95%, 11/09/28 (a)	60,000	54,006
5.13%, 01/15/29 (a)	50,000	50,598
3.39%, 05/01/29 (a)	155,000	146,327
Realty Income Corp.
5.05%, 01/13/26 (a)	95,000	95,044
0.75%, 03/15/26 (a)	70,000	66,794
4.88%, 06/01/26 (a)	115,000	115,318
4.13%, 10/15/26 (a)	100,000	99,053
3.00%, 01/15/27 (a)	140,000	135,434
3.95%, 08/15/27 (a)	100,000	98,400
3.40%, 01/15/28 (a)	100,000	95,964
3.65%, 01/15/28 (a)	75,000	72,477
2.10%, 03/15/28 (a)	105,000	96,535
2.20%, 06/15/28 (a)	75,000	68,622
4.70%, 12/15/28 (a)	50,000	49,739
4.75%, 02/15/29 (a)	75,000	74,461
3.25%, 06/15/29 (a)	75,000	69,998
4.00%, 07/15/29 (a)	75,000	72,213
3.10%, 12/15/29 (a)	125,000	114,771
Regency Centers LP
3.60%, 02/01/27 (a)	125,000	122,057
2.95%, 09/15/29 (a)	100,000	91,675
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	50,000	53,027
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	65,000	64,768
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sabra Health Care LP
5.13%, 08/15/26 (a)	85,000	85,044
3.90%, 10/15/29 (a)	50,000	46,761
Simon Property Group LP
3.30%, 01/15/26 (a)	180,000	177,545
3.25%, 11/30/26 (a)	90,000	87,821
1.38%, 01/15/27 (a)	100,000	93,758
3.38%, 06/15/27 (a)	135,000	131,276
3.38%, 12/01/27 (a)	135,000	130,671
1.75%, 02/01/28 (a)	175,000	160,155
2.45%, 09/13/29 (a)	250,000	224,828
Store Capital LLC
4.50%, 03/15/28 (a)	50,000	48,517
4.63%, 03/15/29 (a)	50,000	48,143
Sun Communities Operating LP
2.30%, 11/01/28 (a)	60,000	54,121
5.50%, 01/15/29 (a)	90,000	90,629
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	48,484
3.88%, 07/15/27 (a)	50,000	48,554
UDR, Inc.
2.95%, 09/01/26 (a)	75,000	72,742
3.50%, 07/01/27 (a)	100,000	96,895
Ventas Realty LP
4.13%, 01/15/26 (a)	100,000	99,268
3.25%, 10/15/26 (a)	100,000	97,328
4.00%, 03/01/28 (a)	100,000	97,358
4.40%, 01/15/29 (a)	160,000	155,880
Welltower OP LLC
4.25%, 04/01/26 (a)	125,000	124,433
2.70%, 02/15/27 (a)	75,000	72,106
4.25%, 04/15/28 (a)	210,000	205,709
2.05%, 01/15/29 (a)	75,000	67,074
4.13%, 03/15/29 (a)	100,000	96,847
WP Carey, Inc.
4.25%, 10/01/26 (a)	75,000	74,223
3.85%, 07/15/29 (a)	50,000	47,583
		13,797,918
		207,176,864

Industrial 49.0%
Basic Industry 1.9%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 (a)	115,000	108,162
4.60%, 02/08/29 (a)	135,000	134,454
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	99,172
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	184,289
ArcelorMittal SA
4.55%, 03/11/26	75,000	74,575
6.55%, 11/29/27 (a)	245,000	254,863
4.25%, 07/16/29	110,000	106,510
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	180,000	180,542
6.42%, 03/01/26	90,000	91,851
5.25%, 09/08/26	145,000	146,471
4.75%, 02/28/28 (a)	180,000	179,765
5.10%, 09/08/28 (a)	105,000	106,001
Cabot Corp.
4.00%, 07/01/29 (a)	55,000	52,590
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (a)	50,000	46,851
6.17%, 07/15/27 (a)	315,000	320,206
6.60%, 11/15/28 (a)	210,000	215,170
6.33%, 07/15/29 (a)	165,000	168,536
Dow Chemical Co.
4.80%, 11/30/28 (a)	150,000	149,332
7.38%, 11/01/29	150,000	164,218
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	385,000	383,316
Eastman Chemical Co.
4.50%, 12/01/28 (a)	50,000	49,094
5.00%, 08/01/29 (a)	75,000	74,831
Ecolab, Inc.
2.70%, 11/01/26 (a)	100,000	96,857
1.65%, 02/01/27 (a)	155,000	146,114
3.25%, 12/01/27 (a)	110,000	106,007
5.25%, 01/15/28 (a)	105,000	107,064
EIDP, Inc.
4.50%, 05/15/26 (a)	135,000	134,856
FMC Corp.
5.15%, 05/18/26 (a)	65,000	65,105
3.20%, 10/01/26 (a)	120,000	116,554
3.45%, 10/01/29 (a)	155,000	142,078
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	90,000	90,065
4.13%, 03/01/28 (a)	160,000	155,651
4.38%, 08/01/28 (a)	50,000	48,665
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	168,392
Huntsman International LLC
4.50%, 05/01/29 (a)	125,000	119,245
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	60,000	58,736
Kinross Gold Corp.
4.50%, 07/15/27 (a)	110,000	108,970
Linde, Inc.
3.20%, 01/30/26 (a)	155,000	152,965
LYB International Finance II BV
3.50%, 03/02/27 (a)	100,000	97,186
Mosaic Co.
4.05%, 11/15/27 (a)	125,000	122,448
5.38%, 11/15/28 (a)	50,000	50,612
Newmont Corp.
2.80%, 10/01/29 (a)	115,000	104,955
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26	165,000	166,056
Nucor Corp.
4.30%, 05/23/27 (a)	130,000	128,991
Nutrien Ltd.
4.00%, 12/15/26 (a)	90,000	88,786
5.20%, 06/21/27 (a)	50,000	50,542
4.90%, 03/27/28 (a)	120,000	119,997
4.20%, 04/01/29 (a)	100,000	97,052
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	72,290
3.00%, 12/15/29 (a)	100,000	91,151
PPG Industries, Inc.
1.20%, 03/15/26 (a)	170,000	162,867
3.75%, 03/15/28 (a)	105,000	101,521
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	125,000	134,257
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rohm & Haas Co.
7.85%, 07/15/29	100,000	110,170
RPM International, Inc.
3.75%, 03/15/27 (a)	75,000	73,352
4.55%, 03/01/29 (a)	95,000	93,363
Sherwin-Williams Co.
3.95%, 01/15/26 (a)	50,000	49,672
3.45%, 06/01/27 (a)	240,000	233,412
4.55%, 03/01/28 (a)	75,000	74,493
2.95%, 08/15/29 (a)	150,000	137,700
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	105,000	105,155
1.65%, 10/15/27 (a)	50,000	46,023
Suzano Austria GmbH
2.50%, 09/15/28 (a)	80,000	71,572
6.00%, 01/15/29 (a)	300,000	301,097
Suzano International Finance BV
5.50%, 01/17/27	150,000	150,300
Westlake Corp.
3.60%, 08/15/26 (a)	125,000	122,607
Weyerhaeuser Co.
4.75%, 05/15/26	150,000	149,994
6.95%, 10/01/27	50,000	52,819
4.00%, 11/15/29 (a)	125,000	119,320
WRKCo, Inc.
3.38%, 09/15/27 (a)	150,000	144,460
4.00%, 03/15/28 (a)	100,000	96,969
3.90%, 06/01/28 (a)	100,000	96,474
4.90%, 03/15/29 (a)	125,000	124,260
		9,050,046
Capital Goods 5.7%
3M Co.
2.25%, 09/19/26 (a)	150,000	144,143
2.88%, 10/15/27 (a)	145,000	138,812
3.63%, 09/14/28 (a)	125,000	120,883
3.38%, 03/01/29 (a)	185,000	174,531
2.38%, 08/26/29 (a)	175,000	157,038
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	75,000	73,258
AGCO Corp.
5.45%, 03/21/27 (a)	90,000	90,884
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	50,000	48,238
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	155,000	152,490
4.50%, 05/15/28 (a)	100,000	98,112
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	100,000	100,862
Amphenol Corp.
4.75%, 03/30/26	60,000	60,012
5.05%, 04/05/27 (a)	75,000	75,670
5.05%, 04/05/29 (a)	95,000	95,510
4.35%, 06/01/29 (a)	110,000	107,765
Avery Dennison Corp.
4.88%, 12/06/28 (a)	75,000	74,809
Berry Global, Inc.
1.57%, 01/15/26 (a)	270,000	260,667
1.65%, 01/15/27 (a)	120,000	112,390
5.50%, 04/15/28 (a)	75,000	75,713
Boeing Co.
2.75%, 02/01/26 (a)	255,000	248,806
2.20%, 02/04/26 (a)	960,000	930,995
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 05/01/26 (a)	100,000	97,549
2.25%, 06/15/26 (a)	75,000	72,036
2.70%, 02/01/27 (a)	185,000	176,452
2.80%, 03/01/27 (a)	65,000	61,968
5.04%, 05/01/27 (a)	350,000	350,930
6.26%, 05/01/27 (a)	210,000	215,013
3.25%, 02/01/28 (a)	180,000	169,501
3.25%, 03/01/28 (a)	70,000	65,806
3.45%, 11/01/28 (a)	50,000	46,746
3.20%, 03/01/29 (a)	160,000	147,480
6.30%, 05/01/29 (a)	265,000	274,822
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	100,000	97,387
Carrier Global Corp.
2.49%, 02/15/27 (a)	155,000	148,238
Caterpillar Financial Services Corp.
4.80%, 01/06/26	190,000	190,646
5.05%, 02/27/26	160,000	161,140
0.90%, 03/02/26	175,000	168,066
4.35%, 05/15/26	250,000	249,734
1.15%, 09/14/26	120,000	113,655
1.70%, 01/08/27	165,000	156,172
4.50%, 01/08/27	75,000	75,159
5.00%, 05/14/27	175,000	176,898
3.60%, 08/12/27	115,000	112,573
1.10%, 09/14/27	90,000	82,569
4.40%, 10/15/27	125,000	124,513
4.60%, 11/15/27	150,000	150,125
4.85%, 02/27/29	145,000	145,829
4.38%, 08/16/29	175,000	172,315
4.70%, 11/15/29	150,000	149,498
Caterpillar, Inc.
2.60%, 09/19/29 (a)	75,000	68,408
CNH Industrial Capital LLC
1.88%, 01/15/26 (a)	75,000	72,738
1.45%, 07/15/26 (a)	100,000	95,081
4.50%, 10/08/27 (a)	75,000	74,293
4.55%, 04/10/28 (a)	100,000	98,634
5.50%, 01/12/29 (a)	100,000	101,469
5.10%, 04/20/29 (a)	100,000	100,036
CNH Industrial NV
3.85%, 11/15/27 (a)	50,000	48,863
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	201,463
Deere & Co.
5.38%, 10/16/29	75,000	77,443
Dover Corp.
2.95%, 11/04/29 (a)	50,000	45,577
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	96,348
4.35%, 05/18/28 (a)	100,000	99,140
Embraer Netherlands Finance BV
5.40%, 02/01/27	105,000	104,990
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	140,917
2.00%, 12/21/28 (a)	190,000	171,558
Fortive Corp.
3.15%, 06/15/26 (a)	155,000	151,560
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	125,000	115,607
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	50,000	49,291
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Dynamics Corp.
1.15%, 06/01/26 (a)	125,000	119,519
2.13%, 08/15/26 (a)	90,000	86,746
3.50%, 04/01/27 (a)	155,000	151,715
2.63%, 11/15/27 (a)	60,000	56,949
3.75%, 05/15/28 (a)	175,000	169,859
HEICO Corp.
5.25%, 08/01/28 (a)	110,000	111,071
Hexcel Corp.
4.20%, 02/15/27 (a)	150,000	146,737
Honeywell International, Inc.
2.50%, 11/01/26 (a)	300,000	289,842
1.10%, 03/01/27 (a)	250,000	232,756
4.65%, 07/30/27 (a)	195,000	195,766
4.25%, 01/15/29 (a)	145,000	143,051
2.70%, 08/15/29 (a)	100,000	91,683
4.88%, 09/01/29 (a)	100,000	100,683
Howmet Aerospace, Inc.
5.90%, 02/01/27	125,000	127,647
6.75%, 01/15/28	75,000	78,555
3.00%, 01/15/29 (a)	100,000	92,902
Hubbell, Inc.
3.35%, 03/01/26 (a)	85,000	83,629
3.15%, 08/15/27 (a)	30,000	28,733
3.50%, 02/15/28 (a)	125,000	120,020
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	96,061
2.04%, 08/16/28 (a)	100,000	89,873
IDEX Corp.
4.95%, 09/01/29 (a)	100,000	99,594
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	165,000	160,240
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	105,000	106,210
5.40%, 08/14/28 (a)	75,000	76,254
5.18%, 06/15/29 (a)	170,000	171,676
John Deere Capital Corp.
4.80%, 01/09/26	235,000	235,769
0.70%, 01/15/26	190,000	182,723
4.95%, 03/06/26	45,000	45,231
4.75%, 06/08/26	125,000	125,551
2.65%, 06/10/26	120,000	117,031
1.05%, 06/17/26	125,000	119,044
5.15%, 09/08/26	140,000	141,830
2.25%, 09/14/26	65,000	62,681
1.30%, 10/13/26	105,000	99,443
4.50%, 01/08/27	195,000	195,289
1.70%, 01/11/27	165,000	156,059
2.35%, 03/08/27	135,000	128,879
1.75%, 03/09/27	100,000	94,231
4.90%, 06/11/27	145,000	146,143
4.20%, 07/15/27	100,000	99,311
2.80%, 09/08/27	120,000	114,984
4.15%, 09/15/27	170,000	168,407
4.75%, 01/20/28	180,000	180,965
4.90%, 03/03/28	100,000	100,799
1.50%, 03/06/28	100,000	90,866
4.95%, 07/14/28	280,000	282,746
4.50%, 01/16/29	175,000	173,533
3.45%, 03/07/29	135,000	128,603
3.35%, 04/18/29	125,000	118,629
4.85%, 06/11/29	150,000	150,601
2.80%, 07/18/29	105,000	96,823
4.85%, 10/11/29	75,000	75,565
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson Controls International PLC
3.90%, 02/14/26 (a)	75,000	74,335
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	110,000	112,022
Kennametal, Inc.
4.63%, 06/15/28 (a)	50,000	49,363
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	140,000	137,824
5.40%, 01/15/27	200,000	202,429
4.40%, 06/15/28 (a)	325,000	319,460
5.05%, 06/01/29 (a)	125,000	125,044
2.90%, 12/15/29 (a)	50,000	45,243
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	95,000	89,780
4.40%, 03/15/29 (a)	75,000	70,221
Lennox International, Inc.
1.70%, 08/01/27 (a)	50,000	46,145
5.50%, 09/15/28 (a)	75,000	76,245
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	185,000	183,227
5.10%, 11/15/27 (a)	150,000	152,424
4.45%, 05/15/28 (a)	100,000	99,320
4.50%, 02/15/29 (a)	100,000	98,930
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	75,000	72,670
3.50%, 12/15/27 (a)	100,000	96,587
Masco Corp.
3.50%, 11/15/27 (a)	50,000	48,225
1.50%, 02/15/28 (a)	165,000	148,751
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	102,849
Nordson Corp.
5.60%, 09/15/28 (a)	100,000	102,155
4.50%, 12/15/29 (a)	100,000	97,564
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	160,000	155,514
3.25%, 01/15/28 (a)	305,000	291,586
4.60%, 02/01/29 (a)	130,000	128,965
nVent Finance SARL
4.55%, 04/15/28 (a)	115,000	113,905
Oshkosh Corp.
4.60%, 05/15/28 (a)	70,000	69,163
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	75,000	71,133
5.25%, 08/16/28 (a)	110,000	111,346
Owens Corning
3.40%, 08/15/26 (a)	65,000	63,605
5.50%, 06/15/27 (a)	70,000	71,227
3.95%, 08/15/29 (a)	85,000	81,082
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	97,169
4.25%, 09/15/27 (a)	195,000	193,034
3.25%, 06/14/29 (a)	200,000	187,275
4.50%, 09/15/29 (a)	225,000	221,943
Pentair Finance SARL
4.50%, 07/01/29 (a)	110,000	107,097
Regal Rexnord Corp.
6.05%, 02/15/26	235,000	237,291
6.05%, 04/15/28 (a)	180,000	183,241
Republic Services, Inc.
3.38%, 11/15/27 (a)	150,000	145,116
3.95%, 05/15/28 (a)	125,000	121,823
4.88%, 04/01/29 (a)	130,000	129,767
5.00%, 11/15/29 (a)	75,000	75,393
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	95,016
RTX Corp.
2.65%, 11/01/26 (a)	100,000	96,809
5.75%, 11/08/26 (a)	250,000	254,577
3.50%, 03/15/27 (a)	230,000	224,276
3.13%, 05/04/27 (a)	235,000	226,810
7.20%, 08/15/27	25,000	26,583
4.13%, 11/16/28 (a)	535,000	521,085
5.75%, 01/15/29 (a)	125,000	129,076
7.50%, 09/15/29	100,000	110,802
Snap-on, Inc.
3.25%, 03/01/27 (a)	50,000	48,585
Sonoco Products Co.
4.45%, 09/01/26	50,000	49,658
2.25%, 02/01/27 (a)	45,000	42,589
4.60%, 09/01/29 (a)	125,000	121,836
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	75,000	73,798
6.27%, 03/06/26 (a)	125,000	125,139
6.00%, 03/06/28 (a)	50,000	51,756
4.25%, 11/15/28 (a)	75,000	73,275
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	75,000	72,085
2.25%, 04/01/28 (a)	100,000	92,026
Textron, Inc.
4.00%, 03/15/26 (a)	60,000	59,458
3.65%, 03/15/27 (a)	170,000	165,627
3.38%, 03/01/28 (a)	50,000	47,617
Timken Co.
4.50%, 12/15/28 (a)	55,000	53,999
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (a)	50,000	49,308
3.80%, 03/21/29 (a)	125,000	119,915
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	100,000	96,535
Veralto Corp.
5.50%, 09/18/26 (a)	110,000	111,326
5.35%, 09/18/28 (a)	105,000	106,376
Vontier Corp.
1.80%, 04/01/26 (a)	81,000	77,774
2.40%, 04/01/28 (a)	135,000	122,658
Vulcan Materials Co.
3.90%, 04/01/27 (a)	60,000	59,010
4.95%, 12/01/29 (a)	75,000	74,762
Waste Connections, Inc.
4.25%, 12/01/28 (a)	90,000	88,108
3.50%, 05/01/29 (a)	125,000	118,267
Waste Management, Inc.
4.95%, 07/03/27 (a)	125,000	126,301
3.15%, 11/15/27 (a)	130,000	125,085
1.15%, 03/15/28 (a)	135,000	120,829
4.50%, 03/15/28 (a)	175,000	174,123
3.88%, 01/15/29 (a)(c)	150,000	144,558
2.00%, 06/01/29 (a)	125,000	111,172
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	125,000	121,928
4.70%, 09/15/28 (a)(g)	230,000	227,995
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	97,548
1.95%, 01/30/28 (a)	170,000	155,887
		26,866,766
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Communications 5.5%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	188,260
American Tower Corp.
4.40%, 02/15/26 (a)	110,000	109,444
1.60%, 04/15/26 (a)	290,000	278,575
1.45%, 09/15/26 (a)	125,000	118,183
3.38%, 10/15/26 (a)	195,000	190,485
2.75%, 01/15/27 (a)	150,000	144,115
3.13%, 01/15/27 (a)	85,000	82,265
3.65%, 03/15/27 (a)	90,000	87,871
3.55%, 07/15/27 (a)	140,000	135,704
3.60%, 01/15/28 (a)	140,000	134,625
1.50%, 01/31/28 (a)	110,000	99,264
5.50%, 03/15/28 (a)	100,000	101,484
5.25%, 07/15/28 (a)	125,000	125,909
5.80%, 11/15/28 (a)	140,000	143,686
5.20%, 02/15/29 (a)	120,000	120,716
3.95%, 03/15/29 (a)	50,000	47,921
3.80%, 08/15/29 (a)	275,000	260,400
AppLovin Corp.
5.13%, 12/01/29 (a)	175,000	174,539
AT&T, Inc.
3.88%, 01/15/26 (a)	65,000	64,502
1.70%, 03/25/26 (a)	530,000	511,452
2.95%, 07/15/26 (a)	65,000	63,392
3.80%, 02/15/27 (a)	160,000	157,000
4.25%, 03/01/27 (a)	360,000	356,714
2.30%, 06/01/27 (a)	445,000	420,129
1.65%, 02/01/28 (a)	340,000	309,283
4.10%, 02/15/28 (a)	280,000	273,979
4.35%, 03/01/29 (a)	515,000	504,119
British Telecommunications PLC
5.13%, 12/04/28 (a)	200,000	200,486
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (a)	150,000	152,917
3.75%, 02/15/28 (a)	180,000	171,517
4.20%, 03/15/28 (a)	225,000	217,594
2.25%, 01/15/29 (a)	240,000	211,702
5.05%, 03/30/29 (a)	235,000	230,488
6.10%, 06/01/29 (a)	300,000	305,852
Comcast Corp.
3.15%, 03/01/26 (a)	360,000	354,570
2.35%, 01/15/27 (a)	220,000	210,308
3.30%, 02/01/27 (a)	275,000	267,792
3.30%, 04/01/27 (a)	150,000	145,748
5.35%, 11/15/27 (a)	210,000	214,126
3.15%, 02/15/28 (a)	315,000	300,121
3.55%, 05/01/28 (a)	165,000	158,503
4.15%, 10/15/28 (a)	690,000	673,499
4.55%, 01/15/29 (a)	160,000	158,434
5.10%, 06/01/29 (a)	105,000	106,053
Crown Castle, Inc.
4.45%, 02/15/26 (a)	195,000	194,339
3.70%, 06/15/26 (a)	85,000	83,643
1.05%, 07/15/26 (a)	180,000	170,069
4.00%, 03/01/27 (a)	100,000	98,269
2.90%, 03/15/27 (a)	150,000	144,158
3.65%, 09/01/27 (a)	155,000	150,300
5.00%, 01/11/28 (a)	190,000	189,827
3.80%, 02/15/28 (a)	165,000	158,898
4.80%, 09/01/28 (a)	120,000	118,685
4.30%, 02/15/29 (a)	125,000	121,033
5.60%, 06/01/29 (a)	125,000	127,424
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 09/01/29 (a)	110,000	108,844
3.10%, 11/15/29 (a)	125,000	113,797
Discovery Communications LLC
4.90%, 03/11/26 (a)	115,000	114,772
3.95%, 03/20/28 (a)	325,000	307,852
4.13%, 05/15/29 (a)	130,000	121,289
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	100,000	100,056
Fox Corp.
4.71%, 01/25/29 (a)	335,000	331,208
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	75,000	74,374
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	475,000	464,255
4.60%, 05/15/28 (a)	265,000	265,360
4.30%, 08/15/29 (a)	190,000	187,534
Netflix, Inc.
4.38%, 11/15/26	170,000	169,563
4.88%, 04/15/28	305,000	306,349
5.88%, 11/15/28	325,000	336,843
6.38%, 05/15/29	125,000	132,440
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	230,000	226,814
Paramount Global
4.00%, 01/15/26 (a)	70,000	69,223
2.90%, 01/15/27 (a)	115,000	110,038
3.38%, 02/15/28 (a)	170,000	160,049
3.70%, 06/01/28 (a)	70,000	66,036
4.20%, 06/01/29 (a)	100,000	94,386
Rogers Communications, Inc.
2.90%, 11/15/26 (a)	75,000	72,459
3.20%, 03/15/27 (a)	200,000	193,218
5.00%, 02/15/29 (a)	245,000	243,519
Sprint Capital Corp.
6.88%, 11/15/28	465,000	493,503
Sprint LLC
7.63%, 03/01/26 (a)	295,000	301,734
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	100,000	100,316
3.70%, 04/14/27 (a)	120,000	117,165
4.95%, 03/28/28 (a)	140,000	139,922
5.40%, 06/12/29 (a)	100,000	101,310
TCI Communications, Inc.
7.88%, 02/15/26	85,000	87,992
7.13%, 02/15/28	65,000	69,434
Telefonica Emisiones SA
4.10%, 03/08/27	230,000	226,424
TELUS Corp.
2.80%, 02/16/27 (a)	80,000	76,635
3.70%, 09/15/27 (a)	115,000	111,663
T-Mobile USA, Inc.
1.50%, 02/15/26 (a)	165,000	159,162
2.25%, 02/15/26 (a)	345,000	335,494
2.63%, 04/15/26 (a)	210,000	204,813
3.75%, 04/15/27 (a)	620,000	605,827
5.38%, 04/15/27 (a)	225,000	225,938
4.75%, 02/01/28 (a)	295,000	293,227
2.05%, 02/15/28 (a)	255,000	234,271
4.95%, 03/15/28 (a)	195,000	195,116
4.80%, 07/15/28 (a)	170,000	169,146
4.85%, 01/15/29 (a)	195,000	194,107
2.63%, 02/15/29 (a)	220,000	200,208
2.40%, 03/15/29 (a)	80,000	72,063
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 04/15/29 (a)	375,000	350,484
4.20%, 10/01/29 (a)	200,000	193,541
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	180,000	177,204
1.85%, 07/30/26	245,000	235,237
2.95%, 06/15/27	190,000	183,244
Verizon Communications, Inc.
1.45%, 03/20/26 (a)	175,000	168,579
2.63%, 08/15/26	285,000	276,675
4.13%, 03/16/27	475,000	469,629
3.00%, 03/22/27 (a)	120,000	115,904
2.10%, 03/22/28 (a)	350,000	321,877
4.33%, 09/21/28	640,000	628,325
3.88%, 02/08/29 (a)	195,000	188,079
4.02%, 12/03/29 (a)	675,000	647,938
Vodafone Group PLC
4.38%, 05/30/28	100,000	99,175
Walt Disney Co.
1.75%, 01/13/26	260,000	253,036
3.38%, 11/15/26 (a)	125,000	122,477
3.70%, 03/23/27	90,000	88,604
2.20%, 01/13/28	175,000	163,444
2.00%, 09/01/29 (a)	325,000	288,961
Warnermedia Holdings, Inc.
6.41%, 03/15/26 (a)	245,000	245,168
3.76%, 03/15/27 (a)	705,000	679,364
4.05%, 03/15/29 (a)	255,000	237,312
		26,060,376
Consumer Cyclical 8.1%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	470,000	453,389
Amazon.com, Inc.
1.00%, 05/12/26 (a)	445,000	425,761
3.30%, 04/13/27 (a)	360,000	351,446
1.20%, 06/03/27 (a)	235,000	217,921
3.15%, 08/22/27 (a)	635,000	614,004
4.55%, 12/01/27 (a)	350,000	352,075
1.65%, 05/12/28 (a)	385,000	350,799
3.45%, 04/13/29 (a)	250,000	239,813
4.65%, 12/01/29 (a)	250,000	251,670
American Honda Finance Corp.
4.95%, 01/09/26	150,000	150,300
4.75%, 01/12/26	35,000	35,044
5.25%, 07/07/26	250,000	251,938
1.30%, 09/09/26	215,000	203,304
2.30%, 09/09/26	170,000	163,747
2.35%, 01/08/27	115,000	109,872
4.90%, 03/12/27	130,000	130,398
4.70%, 01/12/28	120,000	119,780
3.50%, 02/15/28	100,000	96,221
2.00%, 03/24/28	160,000	146,272
5.13%, 07/07/28	140,000	141,022
5.65%, 11/15/28	230,000	236,019
2.25%, 01/12/29	100,000	90,133
4.90%, 03/13/29	145,000	144,575
4.40%, 09/05/29	150,000	145,970
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29 (a)	200,000	194,266
AutoNation, Inc.
3.80%, 11/15/27 (a)	50,000	48,378
1.95%, 08/01/28 (a)	75,000	67,315
AutoZone, Inc.
3.13%, 04/21/26 (a)	100,000	97,996
3.75%, 06/01/27 (a)	175,000	171,027
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 02/01/28 (a)	55,000	54,508
6.25%, 11/01/28 (a)	30,000	31,393
3.75%, 04/18/29 (a)	110,000	104,905
5.10%, 07/15/29 (a)	115,000	115,678
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	75,000	73,803
Block Financial LLC
2.50%, 07/15/28 (a)	75,000	68,242
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	190,000	187,607
3.55%, 03/15/28 (a)	105,000	101,560
BorgWarner, Inc.
2.65%, 07/01/27 (a)	190,000	180,745
4.95%, 08/15/29 (a)	125,000	124,303
CBRE Services, Inc.
4.88%, 03/01/26 (a)	110,000	109,951
5.50%, 04/01/29 (a)	75,000	76,318
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	75,000	69,658
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	150,000	145,689
1.38%, 06/20/27 (a)	255,000	237,126
Cummins, Inc.
4.90%, 02/20/29 (a)	90,000	90,614
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	75,000	73,362
4.35%, 10/15/27 (a)	50,000	49,337
4.55%, 10/15/29 (a)	75,000	73,175
Dollar General Corp.
3.88%, 04/15/27 (a)	100,000	97,782
4.63%, 11/01/27 (a)	70,000	69,561
4.13%, 05/01/28 (a)	100,000	97,229
5.20%, 07/05/28 (a)	115,000	115,418
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	235,000	228,609
DR Horton, Inc.
1.30%, 10/15/26 (a)	110,000	103,528
1.40%, 10/15/27 (a)	115,000	105,150
eBay, Inc.
1.40%, 05/10/26 (a)	125,000	119,671
3.60%, 06/05/27 (a)	180,000	175,573
5.95%, 11/22/27 (a)	75,000	77,515
Expedia Group, Inc.
5.00%, 02/15/26 (a)	140,000	140,288
4.63%, 08/01/27 (a)	165,000	164,368
3.80%, 02/15/28 (a)	120,000	115,845
Ford Motor Co.
4.35%, 12/08/26 (a)	260,000	256,051
6.63%, 10/01/28 (f)	95,000	98,809
Ford Motor Credit Co. LLC
4.39%, 01/08/26	240,000	238,187
6.95%, 03/06/26 (a)	225,000	229,017
6.95%, 06/10/26 (a)	200,000	204,463
2.70%, 08/10/26 (a)	280,000	268,950
4.27%, 01/09/27 (a)	200,000	195,965
5.80%, 03/05/27 (a)	220,000	222,009
5.85%, 05/17/27 (a)	260,000	262,829
4.95%, 05/28/27 (a)	265,000	262,725
4.13%, 08/17/27 (a)	260,000	251,651
7.35%, 11/04/27 (a)	265,000	277,457
2.90%, 02/16/28 (a)	200,000	184,658
6.80%, 05/12/28 (a)	290,000	299,750
6.80%, 11/07/28 (a)	355,000	368,013
2.90%, 02/10/29 (a)	200,000	179,165
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 03/08/29 (a)	260,000	260,094
5.11%, 05/03/29 (a)	250,000	243,474
5.30%, 09/06/29 (a)	200,000	196,079
General Motors Co.
4.20%, 10/01/27 (a)	100,000	98,129
6.80%, 10/01/27 (a)	210,000	219,396
5.00%, 10/01/28 (a)	125,000	124,440
5.40%, 10/15/29 (a)	175,000	176,224
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	285,000	274,600
5.25%, 03/01/26 (a)	225,000	225,681
5.40%, 04/06/26	335,000	337,007
1.50%, 06/10/26 (a)	240,000	228,804
4.00%, 10/06/26 (a)	150,000	147,913
4.35%, 01/17/27 (a)	225,000	222,482
2.35%, 02/26/27 (a)	175,000	165,880
5.00%, 04/09/27 (a)	255,000	255,272
5.40%, 05/08/27	175,000	176,864
5.35%, 07/15/27	170,000	171,732
2.70%, 08/20/27 (a)	125,000	118,175
3.85%, 01/05/28 (a)	95,000	91,776
6.00%, 01/09/28 (a)	170,000	174,581
2.40%, 04/10/28 (a)	175,000	160,868
5.80%, 06/23/28 (a)	240,000	244,888
2.40%, 10/15/28 (a)	210,000	190,541
5.80%, 01/07/29 (a)	270,000	275,505
5.65%, 01/17/29 (a)	95,000	96,470
4.30%, 04/06/29 (a)	150,000	144,752
5.55%, 07/15/29 (a)	260,000	262,954
4.90%, 10/06/29 (a)	175,000	172,373
Genuine Parts Co.
6.50%, 11/01/28 (a)	85,000	89,284
4.95%, 08/15/29 (a)	125,000	124,611
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (a)	200,000	200,240
5.75%, 06/01/28 (a)	75,000	75,695
5.30%, 01/15/29 (a)	150,000	149,017
Home Depot, Inc.
3.00%, 04/01/26 (a)	235,000	230,886
5.15%, 06/25/26	315,000	318,170
2.13%, 09/15/26 (a)	185,000	178,065
4.95%, 09/30/26 (a)	200,000	201,842
2.50%, 04/15/27 (a)	125,000	119,628
2.88%, 04/15/27 (a)	145,000	140,177
4.88%, 06/25/27 (a)	165,000	166,623
2.80%, 09/14/27 (a)	180,000	172,494
0.90%, 03/15/28 (a)	50,000	44,669
1.50%, 09/15/28 (a)	225,000	201,197
3.90%, 12/06/28 (a)	175,000	170,571
4.90%, 04/15/29 (a)	100,000	100,973
2.95%, 06/15/29 (a)	295,000	274,320
4.75%, 06/25/29 (a)	225,000	225,489
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	150,000	143,342
Hyatt Hotels Corp.
4.85%, 03/15/26 (a)	50,000	49,984
5.75%, 01/30/27 (a)	100,000	101,562
4.38%, 09/15/28 (a)	110,000	107,016
5.25%, 06/30/29 (a)	75,000	75,072
JD.com, Inc.
3.88%, 04/29/26	200,000	197,334
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	85,000	90,121
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	180,000	175,427
5.90%, 06/01/27 (a)	140,000	142,088
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 08/08/29 (a)	140,000	130,125
6.00%, 08/15/29 (a)	100,000	101,328
Lear Corp.
3.80%, 09/15/27 (a)	100,000	97,112
4.25%, 05/15/29 (a)	90,000	86,652
Lennar Corp.
5.25%, 06/01/26 (a)	75,000	75,383
5.00%, 06/15/27 (a)	65,000	65,184
4.75%, 11/29/27 (a)	130,000	129,632
LKQ Corp.
5.75%, 06/15/28 (a)	140,000	142,405
Lowe's Cos., Inc.
4.80%, 04/01/26 (a)	200,000	200,348
2.50%, 04/15/26 (a)	225,000	219,442
3.35%, 04/01/27 (a)	125,000	121,492
3.10%, 05/03/27 (a)	225,000	217,607
1.30%, 04/15/28 (a)	235,000	210,237
1.70%, 09/15/28 (a)	230,000	205,764
3.65%, 04/05/29 (a)	280,000	266,714
Magna International, Inc.
5.98%, 03/21/26 (a)	50,000	50,027
5.05%, 03/14/29 (a)	125,000	125,637
Marriott International, Inc.
3.13%, 06/15/26 (a)	100,000	97,765
5.45%, 09/15/26 (a)	80,000	81,050
5.00%, 10/15/27 (a)	185,000	186,435
4.00%, 04/15/28 (a)	95,000	92,473
5.55%, 10/15/28 (a)	100,000	102,221
4.65%, 12/01/28 (a)	70,000	69,558
4.90%, 04/15/29 (a)	125,000	124,830
4.88%, 05/15/29 (a)	100,000	99,641
McDonald's Corp.
3.70%, 01/30/26 (a)	315,000	312,630
3.50%, 03/01/27 (a)	145,000	141,722
3.50%, 07/01/27 (a)	185,000	180,302
3.80%, 04/01/28 (a)	200,000	194,715
4.80%, 08/14/28 (a)	110,000	110,243
5.00%, 05/17/29 (a)	95,000	95,701
2.63%, 09/01/29 (a)	175,000	159,409
Meritage Homes Corp.
5.13%, 06/06/27 (a)	80,000	80,255
NIKE, Inc.
2.38%, 11/01/26 (a)	150,000	144,623
2.75%, 03/27/27 (a)	175,000	168,708
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	100,000	98,657
5.75%, 11/20/26 (a)	150,000	152,601
3.60%, 09/01/27 (a)	100,000	97,080
4.35%, 06/01/28 (a)	100,000	98,279
3.90%, 06/01/29 (a)	100,000	95,869
PACCAR Financial Corp.
4.45%, 03/30/26	75,000	74,970
1.10%, 05/11/26	135,000	128,955
5.20%, 11/09/26	75,000	76,040
2.00%, 02/04/27	95,000	90,320
5.00%, 05/13/27	100,000	101,160
4.45%, 08/06/27	125,000	124,924
4.60%, 01/10/28	50,000	49,932
4.95%, 08/10/28	50,000	50,434
4.60%, 01/31/29	100,000	99,728
4.00%, 09/26/29	150,000	145,321
PulteGroup, Inc.
5.00%, 01/15/27 (a)	25,000	25,034
Ross Stores, Inc.
0.88%, 04/15/26 (a)	90,000	85,750
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sands China Ltd.
2.30%, 03/08/27 (a)	200,000	186,221
5.40%, 08/08/28 (a)(d)	255,000	252,171
2.85%, 03/08/29 (a)(d)	200,000	178,374
Starbucks Corp.
4.75%, 02/15/26	220,000	220,583
2.45%, 06/15/26 (a)	15,000	14,553
4.85%, 02/08/27 (a)	150,000	150,694
2.00%, 03/12/27 (a)	75,000	70,869
3.50%, 03/01/28 (a)	100,000	96,509
4.00%, 11/15/28 (a)	180,000	174,480
3.55%, 08/15/29 (a)	205,000	194,170
Tapestry, Inc.
4.13%, 07/15/27 (a)	80,000	78,502
Target Corp.
2.50%, 04/15/26	150,000	146,371
1.95%, 01/15/27 (a)	130,000	123,733
3.38%, 04/15/29 (a)	260,000	246,782
TJX Cos., Inc.
2.25%, 09/15/26 (a)	175,000	168,724
1.15%, 05/15/28 (a)	75,000	66,927
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	75,000	74,961
4.35%, 02/15/28 (a)	185,000	181,036
Toyota Motor Corp.
1.34%, 03/25/26 (a)	245,000	235,803
5.28%, 07/13/26 (a)	120,000	121,390
5.12%, 07/13/28 (a)	150,000	151,810
3.67%, 07/20/28	100,000	97,222
2.76%, 07/02/29	100,000	92,168
Toyota Motor Credit Corp.
4.80%, 01/05/26	150,000	150,471
0.80%, 01/09/26	150,000	144,432
5.20%, 05/15/26	140,000	141,260
4.45%, 05/18/26	305,000	304,764
1.13%, 06/18/26	240,000	228,704
5.00%, 08/14/26	170,000	171,311
5.40%, 11/20/26	180,000	182,815
3.20%, 01/11/27	50,000	48,702
1.90%, 01/13/27	150,000	142,269
5.00%, 03/19/27	80,000	80,699
3.05%, 03/22/27	265,000	256,541
1.15%, 08/13/27	125,000	114,546
4.55%, 09/20/27	160,000	159,969
4.35%, 10/08/27	100,000	99,339
5.45%, 11/10/27	100,000	102,374
3.05%, 01/11/28	75,000	71,580
4.63%, 01/12/28	150,000	149,708
1.90%, 04/06/28	150,000	137,240
5.25%, 09/11/28	120,000	121,846
4.65%, 01/05/29	205,000	203,960
3.65%, 01/08/29	100,000	95,761
5.05%, 05/16/29	150,000	151,138
4.45%, 06/29/29	155,000	152,681
4.55%, 08/09/29	225,000	222,254
UL Solutions, Inc.
6.50%, 10/20/28 (a)(c)	50,000	51,999
VICI Properties LP
4.75%, 02/15/28 (a)	185,000	183,601
Walmart, Inc.
4.00%, 04/15/26 (a)	150,000	149,326
3.05%, 07/08/26 (a)	125,000	122,564
1.05%, 09/17/26 (a)	255,000	241,259
3.95%, 09/09/27 (a)	240,000	237,539
3.90%, 04/15/28 (a)	180,000	176,887
3.70%, 06/26/28 (a)	265,000	259,237
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 09/22/28 (a)	220,000	197,690
3.25%, 07/08/29 (a)	125,000	118,644
2.38%, 09/24/29 (a)	75,000	68,374
		38,349,477
Consumer Non-Cyclical 12.0%
Abbott Laboratories
3.75%, 11/30/26 (a)	315,000	311,283
1.15%, 01/30/28 (a)	115,000	104,174
AbbVie, Inc.
3.20%, 05/14/26 (a)	450,000	442,220
2.95%, 11/21/26 (a)	655,000	636,553
4.80%, 03/15/27 (a)	380,000	382,268
4.25%, 11/14/28 (a)	320,000	315,045
4.80%, 03/15/29 (a)	445,000	444,841
3.20%, 11/21/29 (a)	985,000	915,011
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	90,000	87,309
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	75,000	72,957
4.20%, 09/09/27 (a)	75,000	74,102
2.75%, 09/15/29 (a)	100,000	90,801
Ahold Finance USA LLC
6.88%, 05/01/29	85,000	91,456
Altria Group, Inc.
4.40%, 02/14/26 (a)	170,000	169,289
2.63%, 09/16/26 (a)	75,000	72,464
6.20%, 11/01/28 (a)	90,000	93,633
4.80%, 02/14/29 (a)	355,000	351,086
Amgen, Inc.
5.51%, 03/02/26 (a)	200,000	199,962
2.60%, 08/19/26 (a)	210,000	203,275
2.20%, 02/21/27 (a)	340,000	322,491
3.20%, 11/02/27 (a)	185,000	177,993
5.15%, 03/02/28 (a)	610,000	614,591
1.65%, 08/15/28 (a)	265,000	236,875
3.00%, 02/22/29 (a)	165,000	153,458
4.05%, 08/18/29 (a)	230,000	221,325
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	150,000	148,681
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	315,000	309,248
4.75%, 01/23/29 (a)	820,000	820,312
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	175,000	169,300
Ascension Health
2.53%, 11/15/29 (a)	150,000	134,965
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	200,000	191,237
4.80%, 02/26/27 (a)	200,000	201,185
4.88%, 03/03/28 (a)	240,000	241,438
1.75%, 05/28/28 (a)	200,000	181,393
4.85%, 02/26/29 (a)	205,000	205,503
AstraZeneca PLC
0.70%, 04/08/26 (a)	290,000	276,702
3.13%, 06/12/27 (a)	155,000	150,150
4.00%, 01/17/29 (a)	150,000	145,973
BAT Capital Corp.
3.22%, 09/06/26 (a)	195,000	190,048
4.70%, 04/02/27 (a)	160,000	159,385
3.56%, 08/15/27 (a)	405,000	392,017
2.26%, 03/25/28 (a)	300,000	275,720
3.46%, 09/06/29 (a)	80,000	74,530
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BAT International Finance PLC
1.67%, 03/25/26 (a)	280,000	269,546
4.45%, 03/16/28 (a)	190,000	186,977
5.93%, 02/02/29 (a)	180,000	185,401
Baxter International, Inc.
2.60%, 08/15/26 (a)	75,000	72,504
1.92%, 02/01/27 (a)	310,000	292,282
2.27%, 12/01/28 (a)	200,000	180,374
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	300,000	292,888
4.69%, 02/13/28 (a)	125,000	124,416
4.87%, 02/08/29 (a)	100,000	99,766
5.08%, 06/07/29 (a)	135,000	135,970
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	90,000	87,172
Boston Scientific Corp.
4.00%, 03/01/28 (a)	50,000	48,739
Bristol-Myers Squibb Co.
4.95%, 02/20/26	205,000	206,050
3.20%, 06/15/26 (a)	315,000	309,444
4.90%, 02/22/27 (a)	150,000	151,295
3.25%, 02/27/27	110,000	107,281
1.13%, 11/13/27 (a)	205,000	186,757
3.45%, 11/15/27 (a)	115,000	111,783
3.90%, 02/20/28 (a)	260,000	254,590
4.90%, 02/22/29 (a)	340,000	341,787
3.40%, 07/26/29 (a)	355,000	334,986
Brunswick Corp.
5.85%, 03/18/29 (a)	70,000	71,173
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	125,000	122,137
3.75%, 09/25/27 (a)	50,000	48,705
4.10%, 01/07/28 (a)	75,000	73,455
4.20%, 09/17/29 (a)	150,000	145,605
Campbell's Co.
5.30%, 03/20/26	85,000	85,572
5.20%, 03/19/27	95,000	95,927
4.15%, 03/15/28 (a)	200,000	195,267
5.20%, 03/21/29 (a)	85,000	85,772
Cardinal Health, Inc.
4.70%, 11/15/26	100,000	99,877
3.41%, 06/15/27 (a)	180,000	174,499
5.13%, 02/15/29 (a)	125,000	125,298
5.00%, 11/15/29 (a)	150,000	149,135
Cencora, Inc.
3.45%, 12/15/27 (a)	145,000	140,345
4.63%, 12/15/27 (a)	100,000	100,017
4.85%, 12/15/29 (a)	100,000	99,343
CHRISTUS Health
4.34%, 07/01/28 (a)	50,000	49,031
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	75,000	72,562
Cigna Group
4.50%, 02/25/26 (a)	200,000	199,550
1.25%, 03/15/26 (a)	120,000	115,163
5.69%, 03/15/26 (a)	110,000	110,009
3.40%, 03/01/27 (a)	250,000	243,134
3.05%, 10/15/27 (a)	115,000	110,103
4.38%, 10/15/28 (a)	595,000	583,290
5.00%, 05/15/29 (a)	185,000	184,964
Clorox Co.
3.10%, 10/01/27 (a)	95,000	91,091
3.90%, 05/15/28 (a)	115,000	111,762
4.40%, 05/01/29 (a)	75,000	73,798
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Coca-Cola Co.
3.38%, 03/25/27	175,000	171,406
2.90%, 05/25/27	75,000	72,546
1.45%, 06/01/27	295,000	275,492
1.50%, 03/05/28	125,000	113,844
1.00%, 03/15/28	220,000	197,456
2.13%, 09/06/29	175,000	156,817
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	100,000	101,327
Colgate-Palmolive Co.
4.80%, 03/02/26	75,000	75,377
3.10%, 08/15/27 (a)	75,000	72,586
4.60%, 03/01/28 (a)	140,000	140,954
CommonSpirit Health
6.07%, 11/01/27 (a)	100,000	103,215
3.35%, 10/01/29 (a)	120,000	111,849
Conagra Brands, Inc.
5.30%, 10/01/26	50,000	50,524
1.38%, 11/01/27 (a)	135,000	122,633
7.00%, 10/01/28	80,000	84,825
4.85%, 11/01/28 (a)	280,000	278,528
Conopco, Inc.
7.25%, 12/15/26	75,000	79,002
Constellation Brands, Inc.
5.00%, 02/02/26 (a)	130,000	129,869
3.70%, 12/06/26 (a)	110,000	108,141
3.50%, 05/09/27 (a)	75,000	72,872
4.35%, 05/09/27 (a)	110,000	108,944
3.60%, 02/15/28 (a)	125,000	120,125
4.65%, 11/15/28 (a)	75,000	74,129
4.80%, 01/15/29 (a)	75,000	74,513
3.15%, 08/01/29 (a)	125,000	115,200
CVS Health Corp.
5.00%, 02/20/26 (a)	280,000	279,863
2.88%, 06/01/26 (a)	310,000	301,052
3.00%, 08/15/26 (a)	135,000	130,849
3.63%, 04/01/27 (a)	140,000	135,830
6.25%, 06/01/27	75,000	76,928
1.30%, 08/21/27 (a)	415,000	376,078
4.30%, 03/25/28 (a)	845,000	819,272
5.00%, 01/30/29 (a)	185,000	182,566
5.40%, 06/01/29 (a)	190,000	190,149
3.25%, 08/15/29 (a)	300,000	273,132
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	125,000	113,104
Diageo Capital PLC
5.38%, 10/05/26 (a)	225,000	228,260
5.30%, 10/24/27 (a)	240,000	244,300
2.38%, 10/24/29 (a)	200,000	179,284
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	97,892
Eli Lilly & Co.
5.00%, 02/27/26 (a)	100,000	100,073
4.50%, 02/09/27 (a)	150,000	150,342
5.50%, 03/15/27	75,000	76,767
3.10%, 05/15/27 (a)	75,000	72,809
4.15%, 08/14/27 (a)	145,000	144,249
4.50%, 02/09/29 (a)	200,000	199,050
3.38%, 03/15/29 (a)	230,000	219,190
4.20%, 08/14/29 (a)	180,000	176,149
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	110,000	106,592
4.38%, 05/15/28 (a)	125,000	123,528
2.38%, 12/01/29 (a)	100,000	89,158
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	75,000	73,256
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	305,000	312,643
4.80%, 08/14/29 (a)	200,000	198,162
General Mills, Inc.
4.70%, 01/30/27 (a)	105,000	105,000
3.20%, 02/10/27 (a)	125,000	121,408
4.20%, 04/17/28 (a)	220,000	215,485
5.50%, 10/17/28 (a)	90,000	91,897
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	460,000	454,831
2.95%, 03/01/27 (a)	250,000	241,478
1.20%, 10/01/27 (a)	155,000	141,341
4.80%, 11/15/29 (a)	125,000	124,801
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	189,232
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	320,000	312,189
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	242,732
3.38%, 03/24/29 (a)	250,000	235,085
Hasbro, Inc.
3.55%, 11/19/26 (a)	145,000	141,696
3.50%, 09/15/27 (a)	75,000	72,338
3.90%, 11/19/29 (a)	150,000	141,106
HCA, Inc.
5.88%, 02/15/26 (a)	235,000	236,221
5.25%, 06/15/26 (a)	295,000	295,693
5.38%, 09/01/26 (a)	185,000	185,745
4.50%, 02/15/27 (a)	220,000	217,964
3.13%, 03/15/27 (a)	150,000	144,375
5.20%, 06/01/28 (a)	155,000	155,411
5.63%, 09/01/28 (a)	295,000	298,945
5.88%, 02/01/29 (a)	155,000	158,201
3.38%, 03/15/29 (a)	100,000	92,899
4.13%, 06/15/29 (a)	380,000	362,913
Hershey Co.
2.30%, 08/15/26 (a)	95,000	91,867
4.25%, 05/04/28 (a)	80,000	79,282
2.45%, 11/15/29 (a)	75,000	67,736
Hormel Foods Corp.
4.80%, 03/30/27 (a)	100,000	100,514
1.70%, 06/03/28 (a)	140,000	126,870
Icon Investments Six DAC
5.85%, 05/08/29 (a)	310,000	316,248
Illumina, Inc.
4.65%, 09/09/26	50,000	49,890
5.75%, 12/13/27 (a)	125,000	128,339
Ingredion, Inc.
3.20%, 10/01/26 (a)	100,000	97,304
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	202,535
6.25%, 02/01/29 (a)	165,000	170,511
J.M. Smucker Co.
3.38%, 12/15/27 (a)	60,000	58,142
5.90%, 11/15/28 (a)	135,000	139,875
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27 (a)	150,000	142,580
5.13%, 02/01/28 (a)	145,000	144,396
3.00%, 02/02/29 (a)	145,000	132,500
Johnson & Johnson
2.45%, 03/01/26 (a)	305,000	298,369
2.95%, 03/03/27 (a)	210,000	203,752
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.95%, 09/01/27 (a)	275,000	252,178
2.90%, 01/15/28 (a)	290,000	277,419
4.80%, 06/01/29 (a)	250,000	252,279
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	96,835
Kellanova
3.25%, 04/01/26	150,000	147,513
3.40%, 11/15/27 (a)	100,000	96,506
4.30%, 05/15/28 (a)	95,000	93,492
Kenvue, Inc.
5.35%, 03/22/26 (a)	100,000	100,967
5.05%, 03/22/28 (a)	190,000	192,283
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26 (a)	55,000	53,157
5.10%, 03/15/27 (a)	125,000	126,149
3.43%, 06/15/27 (a)	75,000	72,817
4.60%, 05/25/28 (a)	190,000	188,434
5.05%, 03/15/29 (a)	155,000	155,531
3.95%, 04/15/29 (a)	175,000	167,890
Kimberly-Clark Corp.
2.75%, 02/15/26	75,000	73,562
1.05%, 09/15/27 (a)	130,000	118,830
3.95%, 11/01/28 (a)	55,000	53,806
3.20%, 04/25/29 (a)	100,000	94,410
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	370,000	361,118
3.88%, 05/15/27 (a)	200,000	196,001
4.63%, 01/30/29 (a)	50,000	49,530
Kroger Co.
3.50%, 02/01/26 (a)	130,000	128,349
2.65%, 10/15/26 (a)	110,000	106,153
3.70%, 08/01/27 (a)	130,000	126,912
4.50%, 01/15/29 (a)	115,000	113,522
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (a)	85,000	81,307
3.60%, 09/01/27 (a)	135,000	131,353
2.95%, 12/01/29 (a)	100,000	90,743
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	110,000	105,435
3.40%, 08/15/27 (a)	140,000	135,644
McKesson Corp.
1.30%, 08/15/26 (a)	100,000	94,887
3.95%, 02/16/28 (a)	85,000	82,840
4.90%, 07/15/28 (a)	75,000	75,298
4.25%, 09/15/29 (a)	75,000	73,348
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	175,000	172,896
Merck & Co., Inc.
0.75%, 02/24/26 (a)	190,000	182,189
1.70%, 06/10/27 (a)	260,000	243,790
4.05%, 05/17/28 (a)	85,000	83,765
1.90%, 12/10/28 (a)	190,000	171,474
3.40%, 03/07/29 (a)	315,000	299,604
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	52,242
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	325,000	316,932
Mondelez International, Inc.
2.63%, 03/17/27 (a)	100,000	95,672
4.13%, 05/07/28 (a)	80,000	78,469
4.75%, 02/20/29 (a)	130,000	129,621
Mylan, Inc.
4.55%, 04/15/28 (a)	155,000	151,907
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Novartis Capital Corp.
2.00%, 02/14/27 (a)	260,000	247,320
3.10%, 05/17/27 (a)	175,000	169,707
3.80%, 09/18/29 (a)	150,000	144,468
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	100,000	100,388
4.55%, 02/16/29 (a)	75,000	74,496
PepsiCo, Inc.
4.55%, 02/13/26 (a)	35,000	35,076
2.85%, 02/24/26 (a)	250,000	245,766
2.38%, 10/06/26 (a)	185,000	178,751
5.13%, 11/10/26 (a)	135,000	136,726
2.63%, 03/19/27 (a)	100,000	96,375
3.00%, 10/15/27 (a)	225,000	216,675
3.60%, 02/18/28 (a)	130,000	126,441
4.45%, 05/15/28 (a)	105,000	104,944
7.00%, 03/01/29	125,000	136,125
4.50%, 07/17/29 (a)	185,000	184,565
2.63%, 07/29/29 (a)	170,000	155,845
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (a)	525,000	524,314
4.45%, 05/19/28 (a)	690,000	684,128
Pfizer, Inc.
2.75%, 06/03/26	235,000	229,577
3.00%, 12/15/26	310,000	301,700
3.60%, 09/15/28 (a)	195,000	188,714
3.45%, 03/15/29 (a)	305,000	290,825
Pharmacia LLC
6.60%, 12/01/28 (d)	130,000	138,204
Philip Morris International, Inc.
4.88%, 02/13/26	335,000	336,045
2.75%, 02/25/26 (a)	170,000	166,408
0.88%, 05/01/26 (a)	175,000	166,609
4.75%, 02/12/27	125,000	125,316
3.13%, 08/17/27 (a)	95,000	91,640
5.13%, 11/17/27 (a)	250,000	253,019
4.88%, 02/15/28 (a)	250,000	250,661
3.13%, 03/02/28 (a)	75,000	71,380
5.25%, 09/07/28 (a)	135,000	137,022
4.88%, 02/13/29 (a)	210,000	209,908
3.38%, 08/15/29 (a)	170,000	159,592
4.63%, 11/01/29 (a)	150,000	148,011
5.63%, 11/17/29 (a)	250,000	257,611
Polaris, Inc.
6.95%, 03/15/29 (a)	75,000	78,958
Procter & Gamble Co.
4.10%, 01/26/26	100,000	99,731
2.70%, 02/02/26	130,000	127,650
1.00%, 04/23/26	150,000	143,909
2.45%, 11/03/26	175,000	169,283
1.90%, 02/01/27	150,000	142,665
2.80%, 03/25/27	100,000	96,754
2.85%, 08/11/27	125,000	120,354
3.95%, 01/26/28	130,000	128,416
4.35%, 01/29/29	135,000	134,376
4.15%, 10/24/29	100,000	98,799
Providence St. Joseph Health Obligated Group
2.75%, 10/01/26 (a)	75,000	72,433
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	110,000	108,187
4.60%, 12/15/27 (a)	75,000	74,925
4.20%, 06/30/29 (a)	100,000	97,001
4.63%, 12/15/29 (a)	100,000	98,397
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Revvity, Inc.
1.90%, 09/15/28 (a)	90,000	80,621
3.30%, 09/15/29 (a)	200,000	184,615
Royalty Pharma PLC
1.75%, 09/02/27 (a)	150,000	138,226
5.15%, 09/02/29 (a)	110,000	109,697
Sanofi SA
3.63%, 06/19/28 (a)	160,000	155,132
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	360,000	352,027
Smith & Nephew PLC
5.15%, 03/20/27 (a)	75,000	75,551
Solventum Corp.
5.45%, 02/25/27 (a)(c)	205,000	206,919
5.40%, 03/01/29 (a)(c)	380,000	381,354
SSM Health Care Corp.
3.82%, 06/01/27 (a)	125,000	122,628
Stryker Corp.
3.50%, 03/15/26 (a)	195,000	192,421
3.65%, 03/07/28 (a)	130,000	125,592
4.85%, 12/08/28 (a)	85,000	85,256
4.25%, 09/11/29 (a)	125,000	121,643
Sutter Health
3.70%, 08/15/28 (a)	185,000	177,716
Sysco Corp.
3.30%, 07/15/26 (a)	230,000	225,338
3.25%, 07/15/27 (a)	100,000	96,485
5.75%, 01/17/29 (a)	100,000	103,004
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	275,000	275,844
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	215,000	216,600
5.00%, 12/05/26 (a)	180,000	181,711
4.80%, 11/21/27 (a)	125,000	125,950
1.75%, 10/15/28 (a)	120,000	107,934
5.00%, 01/31/29 (a)	150,000	151,283
2.60%, 10/01/29 (a)	150,000	136,470
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	145,000	143,914
3.55%, 06/02/27 (a)	270,000	262,043
4.35%, 03/01/29 (a)	180,000	174,937
5.40%, 03/15/29 (a)	100,000	101,193
Unilever Capital Corp.
2.00%, 07/28/26	120,000	115,681
2.90%, 05/05/27 (a)	210,000	202,699
4.25%, 08/12/27 (a)	135,000	134,229
3.50%, 03/22/28 (a)	165,000	159,699
4.88%, 09/08/28 (a)	150,000	151,227
2.13%, 09/06/29 (a)	150,000	133,552
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	125,000	118,352
4.63%, 10/15/29 (a)	100,000	96,581
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	305,000	300,445
Viatris, Inc.
2.30%, 06/22/27 (a)	155,000	145,368
Whirlpool Corp.
4.75%, 02/26/29 (a)(f)	145,000	143,018
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26 (a)	75,000	73,804
5.35%, 12/01/28 (a)	95,000	96,416
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zoetis, Inc.
3.00%, 09/12/27 (a)	175,000	167,764
		57,273,426
Energy 5.4%
Apache Corp.
4.38%, 10/15/28 (a)	50,000	48,355
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	115,000	109,579
3.34%, 12/15/27 (a)	250,000	241,142
3.14%, 11/07/29 (a)	75,000	69,284
Boardwalk Pipelines LP
5.95%, 06/01/26 (a)	150,000	151,902
4.45%, 07/15/27 (a)	100,000	98,991
4.80%, 05/03/29 (a)	90,000	88,807
BP Capital Markets America, Inc.
3.41%, 02/11/26 (a)	265,000	261,827
3.12%, 05/04/26 (a)	190,000	186,623
3.02%, 01/16/27 (a)	190,000	184,210
3.54%, 04/06/27 (a)	105,000	102,598
3.59%, 04/14/27 (a)	150,000	146,654
5.02%, 11/17/27 (a)	150,000	151,612
3.94%, 09/21/28 (a)	195,000	189,176
4.23%, 11/06/28 (a)	345,000	337,947
4.70%, 04/10/29 (a)	150,000	149,159
4.97%, 10/17/29 (a)	100,000	100,481
4.87%, 11/25/29 (a)	150,000	150,129
BP Capital Markets PLC
3.28%, 09/19/27 (a)	285,000	275,531
3.72%, 11/28/28 (a)	150,000	144,328
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	235,000	230,027
5.00%, 12/15/29 (a)(c)	150,000	148,411
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	80,000	78,988
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	225,000	226,214
3.70%, 11/15/29 (a)	175,000	164,260
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	245,000	237,203
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	255,000	250,048
Chevron Corp.
2.95%, 05/16/26 (a)	410,000	402,096
2.00%, 05/11/27 (a)	175,000	165,480
Chevron USA, Inc.
1.02%, 08/12/27 (a)	210,000	192,231
3.85%, 01/15/28 (a)	115,000	113,455
3.25%, 10/15/29 (a)	100,000	94,148
ConocoPhillips Co.
6.95%, 04/15/29	125,000	135,627
Continental Resources, Inc.
4.38%, 01/15/28 (a)	160,000	155,632
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	122,183
4.38%, 03/15/29 (a)	100,000	96,803
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	105,000	106,498
5.13%, 05/15/29 (a)	110,000	110,139
Devon Energy Corp.
5.25%, 10/15/27 (a)	125,000	125,155
5.88%, 06/15/28 (a)(c)	50,000	50,212
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	125,000	121,764
5.20%, 04/18/27 (a)	165,000	166,639
3.50%, 12/01/29 (a)	175,000	162,856
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	75,000	68,694
Enbridge, Inc.
1.60%, 10/04/26 (a)	100,000	94,737
5.90%, 11/15/26 (a)	150,000	152,962
4.25%, 12/01/26 (a)	215,000	213,145
3.70%, 07/15/27 (a)	100,000	97,607
6.00%, 11/15/28 (a)	150,000	155,301
5.30%, 04/05/29 (a)	160,000	161,721
3.13%, 11/15/29 (a)	150,000	137,419
Energy Transfer LP
4.75%, 01/15/26 (a)	185,000	184,864
3.90%, 07/15/26 (a)	100,000	98,736
6.05%, 12/01/26 (a)	150,000	153,291
4.40%, 03/15/27 (a)	120,000	118,875
4.20%, 04/15/27 (a)	100,000	98,735
5.50%, 06/01/27 (a)	155,000	157,065
4.00%, 10/01/27 (a)	100,000	97,803
5.55%, 02/15/28 (a)	200,000	203,156
4.95%, 05/15/28 (a)	210,000	209,805
4.95%, 06/15/28 (a)	180,000	179,709
6.10%, 12/01/28 (a)	105,000	109,094
5.25%, 04/15/29 (a)	325,000	326,226
5.25%, 07/01/29 (a)	150,000	150,741
4.15%, 09/15/29 (a)	75,000	71,979
Eni USA, Inc.
7.30%, 11/15/27	75,000	79,944
EnLink Midstream LLC
5.38%, 06/01/29 (a)	100,000	99,968
EnLink Midstream Partners LP
4.85%, 07/15/26 (a)	80,000	79,835
Enterprise Products Operating LLC
5.05%, 01/10/26	100,000	100,482
3.70%, 02/15/26 (a)	175,000	173,402
4.60%, 01/11/27 (a)	185,000	185,070
3.95%, 02/15/27 (a)	100,000	98,597
4.15%, 10/16/28 (a)	195,000	190,360
3.13%, 07/31/29 (a)	200,000	186,126
5.25%, 08/16/77 (a)(b)	195,000	190,636
5.38%, 02/15/78 (a)(b)	100,000	95,704
EOG Resources, Inc.
4.15%, 01/15/26 (a)	70,000	69,684
EQT Corp.
3.90%, 10/01/27 (a)	260,000	252,715
5.70%, 04/01/28 (a)	75,000	76,157
5.00%, 01/15/29 (a)	45,000	44,394
Expand Energy Corp.
5.38%, 02/01/29 (a)	125,000	123,197
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	430,000	423,342
2.28%, 08/16/26 (a)	210,000	203,065
3.29%, 03/19/27 (a)	190,000	186,108
2.44%, 08/16/29 (a)	200,000	182,544
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)(c)	75,000	74,079
4.85%, 12/01/29 (a)(c)	75,000	72,655
Hess Corp.
4.30%, 04/01/27 (a)	175,000	173,270
7.88%, 10/01/29	85,000	94,642
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HF Sinclair Corp.
5.88%, 04/01/26 (a)	145,000	146,147
6.38%, 04/15/27 (a)	125,000	126,804
5.00%, 02/01/28 (a)	60,000	59,291
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	75,000	71,135
4.30%, 03/01/28 (a)	210,000	206,207
5.00%, 02/01/29 (a)	220,000	219,317
5.10%, 08/01/29 (a)	100,000	100,061
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	135,000	136,027
3.80%, 04/01/28 (a)	150,000	144,956
MPLX LP
1.75%, 03/01/26 (a)	275,000	265,644
4.13%, 03/01/27 (a)	205,000	202,058
4.25%, 12/01/27 (a)	135,000	132,956
4.00%, 03/15/28 (a)	275,000	266,729
4.80%, 02/15/29 (a)	100,000	99,186
National Fuel Gas Co.
5.50%, 01/15/26 (a)	95,000	95,405
5.50%, 10/01/26	120,000	121,012
4.75%, 09/01/28 (a)	70,000	69,129
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	110,000	107,980
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	93,315
Occidental Petroleum Corp.
5.55%, 03/15/26 (a)	160,000	160,804
8.50%, 07/15/27 (a)	95,000	101,582
5.00%, 08/01/27 (a)	110,000	110,206
6.38%, 09/01/28 (a)	100,000	103,283
5.20%, 08/01/29 (a)	220,000	218,462
ONEOK, Inc.
5.85%, 01/15/26 (a)	140,000	141,298
5.00%, 03/01/26 (a)	135,000	135,188
5.55%, 11/01/26 (a)	155,000	156,963
4.00%, 07/13/27 (a)	100,000	98,230
4.25%, 09/24/27 (a)	150,000	147,895
4.55%, 07/15/28 (a)	145,000	142,914
5.65%, 11/01/28 (a)	110,000	112,292
4.35%, 03/15/29 (a)	100,000	97,410
3.40%, 09/01/29 (a)	150,000	139,544
4.40%, 10/15/29 (a)	100,000	97,017
Ovintiv, Inc.
5.38%, 01/01/26 (a)	100,000	100,332
5.65%, 05/15/28 (a)	100,000	101,386
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	50,000	47,862
5.15%, 11/15/29 (a)	75,000	73,212
Phillips 66
1.30%, 02/15/26 (a)	85,000	81,918
3.90%, 03/15/28 (a)	130,000	126,078
Phillips 66 Co.
3.55%, 10/01/26 (a)	60,000	58,922
4.95%, 12/01/27 (a)	120,000	120,989
3.75%, 03/01/28 (a)	130,000	125,928
3.15%, 12/15/29 (a)	100,000	91,797
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	135,000	130,350
5.10%, 03/29/26	175,000	176,172
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	140,000	139,352
3.55%, 12/15/29 (a)	175,000	162,795
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	250,000	252,445
5.00%, 03/15/27 (a)	290,000	290,730
4.20%, 03/15/28 (a)	250,000	244,151
Schlumberger Investment SA
4.50%, 05/15/28 (a)	100,000	99,270
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	185,000	165,970
Shell International Finance BV
2.88%, 05/10/26	300,000	293,532
2.50%, 09/12/26	195,000	188,811
3.88%, 11/13/28 (a)	275,000	267,139
2.38%, 11/07/29 (a)	140,000	126,271
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)(c)	100,000	99,675
5.03%, 10/01/29 (a)(c)	175,000	171,919
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	100,000	97,661
Targa Resources Corp.
5.20%, 07/01/27 (a)	125,000	125,809
6.15%, 03/01/29 (a)	200,000	207,523
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	195,000	196,444
5.00%, 01/15/28 (a)	155,000	153,399
6.88%, 01/15/29 (a)	80,000	81,809
TC PipeLines LP
3.90%, 05/25/27 (a)	110,000	107,659
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	85,000	88,712
7.00%, 10/15/28	75,000	79,762
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	200,000	190,611
TotalEnergies Capital SA
3.88%, 10/11/28	220,000	213,932
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	125,000	124,989
4.25%, 05/15/28 (a)	255,000	249,001
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	210,000	215,375
4.00%, 03/15/28 (a)	75,000	72,866
Valero Energy Corp.
2.15%, 09/15/27 (a)	75,000	70,150
4.35%, 06/01/28 (a)	145,000	142,157
4.00%, 04/01/29 (a)	75,000	72,029
Valero Energy Partners LP
4.50%, 03/15/28 (a)	125,000	123,288
Western Midstream Operating LP
4.65%, 07/01/26 (a)	95,000	94,599
4.50%, 03/01/28 (a)	50,000	49,012
4.75%, 08/15/28 (a)	70,000	68,785
6.35%, 01/15/29 (a)	100,000	103,637
Williams Cos., Inc.
5.40%, 03/02/26	150,000	151,053
3.75%, 06/15/27 (a)	210,000	204,685
5.30%, 08/15/28 (a)	205,000	207,053
4.90%, 03/15/29 (a)	185,000	183,640
4.80%, 11/15/29 (a)	75,000	74,047
		25,655,185
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	240,000	235,300
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	50,000	52,042
Leland Stanford Junior University
1.29%, 06/01/27 (a)	50,000	46,152
MasTec, Inc.
5.90%, 06/15/29 (a)	100,000	101,740
Quanta Services, Inc.
4.75%, 08/09/27 (a)	100,000	99,880
		535,114
Technology 8.9%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	150,000	147,827
4.05%, 10/04/29 (a)	225,000	218,453
Adobe, Inc.
2.15%, 02/01/27 (a)	155,000	147,931
4.85%, 04/04/27 (a)	100,000	100,740
4.80%, 04/04/29 (a)	145,000	145,766
Alphabet, Inc.
2.00%, 08/15/26 (a)	395,000	380,530
0.80%, 08/15/27 (a)	220,000	201,274
Analog Devices, Inc.
3.50%, 12/05/26 (a)	200,000	196,390
1.70%, 10/01/28 (a)	175,000	157,051
Apple, Inc.
0.70%, 02/08/26 (a)	400,000	384,393
3.25%, 02/23/26 (a)	575,000	567,862
4.42%, 05/08/26 (a)	205,000	204,918
2.45%, 08/04/26 (a)	480,000	465,934
2.05%, 09/11/26 (a)	400,000	385,003
3.35%, 02/09/27 (a)	445,000	436,003
3.20%, 05/11/27 (a)	355,000	345,206
3.00%, 06/20/27 (a)	145,000	140,634
2.90%, 09/12/27 (a)	320,000	307,807
3.00%, 11/13/27 (a)	200,000	193,123
1.20%, 02/08/28 (a)	435,000	393,257
4.00%, 05/10/28 (a)	310,000	305,671
1.40%, 08/05/28 (a)	350,000	314,254
3.25%, 08/08/29 (a)	195,000	184,336
2.20%, 09/11/29 (a)	365,000	328,572
Applied Materials, Inc.
3.30%, 04/01/27 (a)	190,000	185,101
4.80%, 06/15/29 (a)	100,000	100,395
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	85,000	81,862
5.15%, 08/21/29 (a)	100,000	99,588
Atlassian Corp.
5.25%, 05/15/29 (a)	135,000	136,021
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	97,130
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	160,000	146,134
Avnet, Inc.
4.63%, 04/15/26 (a)	100,000	99,458
6.25%, 03/15/28 (a)	75,000	77,096
Baidu, Inc.
1.72%, 04/09/26 (a)	200,000	192,371
3.63%, 07/06/27	200,000	194,938
4.88%, 11/14/28 (a)	200,000	199,342
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	460,000	452,779
3.50%, 01/15/28 (a)	135,000	129,949
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom, Inc.
3.46%, 09/15/26 (a)	200,000	196,243
5.05%, 07/12/27 (a)	200,000	201,966
1.95%, 02/15/28 (a)(c)	165,000	151,055
4.15%, 02/15/28 (a)	100,000	98,357
4.11%, 09/15/28 (a)	220,000	214,945
4.00%, 04/15/29 (a)(c)	120,000	115,486
4.75%, 04/15/29 (a)	355,000	352,632
5.05%, 07/12/29 (a)	435,000	436,713
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	80,000	78,479
2.90%, 12/01/29 (a)	125,000	112,998
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	98,902
4.30%, 09/10/29 (a)	175,000	171,611
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	190,000	182,275
4.25%, 04/01/28 (a)	115,000	111,445
3.28%, 12/01/28 (a)	105,000	97,923
3.25%, 02/15/29 (a)	125,000	115,302
CGI, Inc.
1.45%, 09/14/26 (a)	100,000	94,658
Cisco Systems, Inc.
4.90%, 02/26/26	150,000	150,999
2.95%, 02/28/26	190,000	186,867
2.50%, 09/20/26 (a)	250,000	242,397
4.80%, 02/26/27 (a)	365,000	367,602
4.85%, 02/26/29 (a)	450,000	452,771
Concentrix Corp.
6.65%, 08/02/26 (a)	100,000	101,812
6.60%, 08/02/28 (a)(f)	140,000	143,444
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	357,000	362,233
4.90%, 10/01/26 (a)	265,000	265,661
6.10%, 07/15/27 (a)	125,000	128,722
5.25%, 02/01/28 (a)	240,000	242,826
5.30%, 10/01/29 (a)	325,000	328,401
Dell, Inc.
7.10%, 04/15/28	50,000	53,295
DXC Technology Co.
1.80%, 09/15/26 (a)	125,000	118,340
2.38%, 09/15/28 (a)	75,000	67,614
Equifax, Inc.
5.10%, 12/15/27 (a)	180,000	181,067
5.10%, 06/01/28 (a)	165,000	165,751
4.80%, 09/15/29 (a)	100,000	98,843
Equinix, Inc.
1.45%, 05/15/26 (a)	135,000	129,199
2.90%, 11/18/26 (a)	155,000	149,748
1.80%, 07/15/27 (a)	75,000	69,734
1.55%, 03/15/28 (a)	100,000	90,088
2.00%, 05/15/28 (a)	125,000	113,710
3.20%, 11/18/29 (a)	175,000	160,964
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	75,000	72,054
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	210,000	201,430
1.65%, 03/01/28 (a)	175,000	158,323
3.75%, 05/21/29 (a)	95,000	90,052
Fiserv, Inc.
3.20%, 07/01/26 (a)	300,000	293,404
5.15%, 03/15/27 (a)	170,000	171,486
2.25%, 06/01/27 (a)	160,000	150,939
5.45%, 03/02/28 (a)	235,000	238,705
5.38%, 08/21/28 (a)	120,000	121,673
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 10/01/28 (a)	175,000	170,308
3.50%, 07/01/29 (a)	500,000	469,394
Flex Ltd.
3.75%, 02/01/26 (a)	140,000	138,047
6.00%, 01/15/28 (a)	75,000	76,568
4.88%, 06/15/29 (a)	135,000	132,425
Fortinet, Inc.
1.00%, 03/15/26 (a)	120,000	114,771
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	75,000	71,938
6.00%, 06/04/29 (a)	75,000	76,713
Global Payments, Inc.
1.20%, 03/01/26 (a)	250,000	239,625
4.80%, 04/01/26 (a)	160,000	159,736
2.15%, 01/15/27 (a)	100,000	94,827
4.95%, 08/15/27 (a)	90,000	90,170
4.45%, 06/01/28 (a)	80,000	78,354
3.20%, 08/15/29 (a)	200,000	183,382
5.30%, 08/15/29 (a)	100,000	100,239
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (a)	185,000	178,223
4.45%, 09/25/26	200,000	199,000
4.40%, 09/25/27 (a)	200,000	197,860
5.25%, 07/01/28 (a)	75,000	75,741
4.55%, 10/15/29 (a)	300,000	292,433
HP, Inc.
1.45%, 06/17/26 (a)	105,000	100,204
3.00%, 06/17/27 (a)	150,000	143,780
4.75%, 01/15/28 (a)	165,000	164,783
4.00%, 04/15/29 (a)	220,000	210,935
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	130,000	130,181
4.60%, 02/05/27 (a)	135,000	135,132
4.60%, 02/05/29 (a)	110,000	109,070
Intel Corp.
4.88%, 02/10/26	285,000	285,084
2.60%, 05/19/26 (a)	140,000	135,813
3.75%, 03/25/27 (a)	160,000	155,873
3.15%, 05/11/27 (a)	205,000	196,721
3.75%, 08/05/27 (a)	250,000	242,565
4.88%, 02/10/28 (a)	265,000	263,646
1.60%, 08/12/28 (a)	210,000	185,566
4.00%, 08/05/29 (a)	150,000	142,935
2.45%, 11/15/29 (a)	375,000	329,159
International Business Machines Corp.
3.45%, 02/19/26	200,000	197,385
3.30%, 05/15/26	460,000	451,918
3.30%, 01/27/27	130,000	126,617
2.20%, 02/09/27 (a)	135,000	128,354
1.70%, 05/15/27 (a)	210,000	196,120
4.15%, 07/27/27 (a)	205,000	202,575
6.22%, 08/01/27	75,000	77,866
6.50%, 01/15/28	75,000	78,762
4.50%, 02/06/28 (a)	220,000	218,697
3.50%, 05/15/29	580,000	550,008
Intuit, Inc.
1.35%, 07/15/27 (a)	175,000	161,478
5.13%, 09/15/28 (a)	150,000	152,243
Jabil, Inc.
1.70%, 04/15/26 (a)	90,000	86,418
4.25%, 05/15/27 (a)	75,000	73,964
3.95%, 01/12/28 (a)	80,000	77,442
5.45%, 02/01/29 (a)	50,000	50,385
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	100,000	94,993
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	125,000	124,444
3.00%, 10/30/29 (a)	75,000	68,434
KLA Corp.
4.10%, 03/15/29 (a)	165,000	160,939
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	100,000	95,139
2.70%, 10/15/28 (a)	155,000	141,930
Lam Research Corp.
3.75%, 03/15/26 (a)	145,000	143,579
4.00%, 03/15/29 (a)	205,000	199,350
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	110,000	105,551
2.45%, 04/15/28 (a)	110,000	101,535
4.88%, 06/22/28 (a)	75,000	74,602
5.75%, 02/15/29 (a)	100,000	102,535
Mastercard, Inc.
2.95%, 11/21/26 (a)	135,000	131,437
3.30%, 03/26/27 (a)	200,000	195,094
4.10%, 01/15/28 (a)	100,000	98,968
3.50%, 02/26/28 (a)	95,000	92,090
4.88%, 03/09/28 (a)	130,000	131,570
2.95%, 06/01/29 (a)	155,000	144,586
Microchip Technology, Inc.
4.90%, 03/15/28	200,000	199,360
5.05%, 03/15/29 (a)	165,000	164,668
Micron Technology, Inc.
4.98%, 02/06/26 (a)	100,000	100,114
4.19%, 02/15/27 (a)	175,000	172,582
5.38%, 04/15/28 (a)	100,000	101,087
5.33%, 02/06/29 (a)	165,000	165,890
6.75%, 11/01/29 (a)	200,000	212,921
Microsoft Corp.
2.40%, 08/08/26 (a)	650,000	630,855
3.40%, 09/15/26 (a)	175,000	172,330
3.30%, 02/06/27 (a)	680,000	665,837
3.40%, 06/15/27 (a)	125,000	122,368
Moody's Corp.
3.25%, 01/15/28 (a)	25,000	23,978
4.25%, 02/01/29 (a)	100,000	97,947
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	100,000	99,121
5.00%, 04/15/29 (a)	80,000	79,910
4.60%, 05/23/29 (a)	125,000	122,969
NetApp, Inc.
2.38%, 06/22/27 (a)	125,000	118,102
Nokia OYJ
4.38%, 06/12/27	80,000	78,024
NVIDIA Corp.
3.20%, 09/16/26 (a)	245,000	240,285
1.55%, 06/15/28 (a)	240,000	217,939
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	75,000	75,331
5.55%, 12/01/28 (a)	140,000	142,400
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)	100,000	98,635
3.15%, 05/01/27 (a)	75,000	72,153
4.40%, 06/01/27 (a)	135,000	133,687
4.30%, 06/18/29 (a)	155,000	150,394
Oracle Corp.
1.65%, 03/25/26 (a)	435,000	419,397
2.65%, 07/15/26 (a)	535,000	519,044
2.80%, 04/01/27 (a)	390,000	374,476
3.25%, 11/15/27 (a)	450,000	432,731
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 03/25/28 (a)	350,000	323,680
4.50%, 05/06/28 (a)	140,000	138,659
4.20%, 09/27/29 (a)	300,000	289,837
6.15%, 11/09/29 (a)	275,000	288,367
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	250,000	242,078
3.90%, 06/01/27 (a)	75,000	73,925
2.85%, 10/01/29 (a)	225,000	205,733
Qorvo, Inc.
4.38%, 10/15/29 (a)	205,000	192,482
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	355,000	345,332
1.30%, 05/20/28 (a)	195,000	175,038
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	144,935
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	125,000	123,052
1.40%, 09/15/27 (a)	125,000	114,467
4.20%, 09/15/28 (a)	170,000	166,045
2.95%, 09/15/29 (a)	100,000	91,336
4.50%, 10/15/29 (a)	100,000	98,193
S&P Global, Inc.
2.95%, 01/22/27 (a)	130,000	125,816
2.45%, 03/01/27 (a)	200,000	191,239
4.75%, 08/01/28 (a)	100,000	100,008
2.70%, 03/01/29 (a)	200,000	184,224
4.25%, 05/01/29 (a)	125,000	122,281
2.50%, 12/01/29 (a)	125,000	112,352
Salesforce, Inc.
3.70%, 04/11/28 (a)	250,000	243,502
1.50%, 07/15/28 (a)	180,000	161,753
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	120,000	114,956
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	100,000	94,992
2.38%, 08/09/28 (a)	100,000	90,744
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	100,000	94,637
4.60%, 02/08/27 (a)	100,000	100,400
2.90%, 11/03/27 (a)	100,000	95,885
4.60%, 02/15/28 (a)	175,000	175,325
4.60%, 02/08/29 (a)	100,000	99,753
2.25%, 09/04/29 (a)	100,000	89,821
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	98,222
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	99,929
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	200,000	189,712
3.88%, 04/22/27 (a)	150,000	147,417
Tyco Electronics Group SA
3.70%, 02/15/26 (a)	125,000	123,757
3.13%, 08/15/27 (a)	135,000	129,889
VeriSign, Inc.
4.75%, 07/15/27 (a)	100,000	99,957
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	75,000	72,726
Visa, Inc.
1.90%, 04/15/27 (a)	200,000	189,128
0.75%, 08/15/27 (a)	75,000	68,408
2.75%, 09/15/27 (a)	135,000	129,230
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VMware LLC
1.40%, 08/15/26 (a)	225,000	213,156
3.90%, 08/21/27 (a)	320,000	312,870
1.80%, 08/15/28 (a)	100,000	89,734
Western Digital Corp.
2.85%, 02/01/29 (a)	155,000	138,051
Western Union Co.
1.35%, 03/15/26 (a)	100,000	95,681
Workday, Inc.
3.50%, 04/01/27 (a)	150,000	146,190
3.70%, 04/01/29 (a)	100,000	95,169
		42,509,060
Transportation 1.4%
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 04/01/28	67,566	65,572
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	146,913	139,741
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	14,933	14,372
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	61,941	59,661
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	94,425	89,270
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	15,575	14,481
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	79,844	76,052
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	64,821	60,853
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	115,000	115,663
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	75,000	72,880
Canadian National Railway Co.
2.75%, 03/01/26 (a)	75,000	73,539
6.90%, 07/15/28	100,000	106,845
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	195,000	184,680
4.00%, 06/01/28 (a)	90,000	87,595
2.88%, 11/15/29 (a)	75,000	68,648
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	130,000	126,845
CSX Corp.
2.60%, 11/01/26 (a)	115,000	111,215
3.25%, 06/01/27 (a)	175,000	169,560
3.80%, 03/01/28 (a)	140,000	136,131
4.25%, 03/15/29 (a)	185,000	181,224
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	109,639	101,292
Delta Air Lines, Inc.
7.38%, 01/15/26 (a)	150,000	153,413
4.38%, 04/19/28 (a)	75,000	73,291
3.75%, 10/28/29 (a)	105,000	98,244
FedEx Corp.
3.25%, 04/01/26 (a)	125,000	122,847
3.40%, 02/15/28 (a)	75,000	71,927
4.20%, 10/17/28 (a)	60,000	58,697
3.10%, 08/05/29 (a)	175,000	162,183
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	90,000	85,588
6.25%, 05/06/29 (a)	120,000	122,928
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	105,000	103,951
Kirby Corp.
4.20%, 03/01/28 (a)	75,000	72,618
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	145,000	141,665
7.80%, 05/15/27	100,000	107,083
3.15%, 06/01/27 (a)	25,000	24,193
3.80%, 08/01/28 (a)	75,000	72,690
Ryder System, Inc.
1.75%, 09/01/26 (a)	45,000	42,791
2.90%, 12/01/26 (a)	95,000	91,731
2.85%, 03/01/27 (a)	100,000	95,957
4.30%, 06/15/27 (a)	50,000	49,387
5.65%, 03/01/28 (a)	120,000	122,771
5.25%, 06/01/28 (a)	135,000	136,417
5.38%, 03/15/29 (a)	120,000	121,510
5.50%, 06/01/29 (a)	75,000	76,342
4.95%, 09/01/29 (a)	50,000	49,839
4.90%, 12/01/29 (a)	50,000	49,564
Southwest Airlines Co.
3.00%, 11/15/26 (a)	50,000	48,364
5.13%, 06/15/27 (a)	300,000	301,602
3.45%, 11/16/27 (a)	90,000	86,593
Union Pacific Corp.
4.75%, 02/21/26 (a)	40,000	40,108
2.75%, 03/01/26 (a)	110,000	107,730
2.15%, 02/05/27 (a)	75,000	71,534
3.00%, 04/15/27 (a)	75,000	72,553
3.95%, 09/10/28 (a)	225,000	219,050
6.63%, 02/01/29	20,000	21,417
3.70%, 03/01/29 (a)	270,000	259,221
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	79,496	78,361
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	37,433	36,709
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	110,362	104,438
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	48,377	44,963
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	247,939	252,441
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	75,000	72,335
3.05%, 11/15/27 (a)	155,000	149,127
3.40%, 03/15/29 (a)	170,000	161,533
2.50%, 09/01/29 (a)	75,000	68,092
		6,559,917
		232,859,367

Utility 6.3%
Electric 5.6%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	75,000	72,531
5.45%, 05/15/29 (a)	125,000	126,714
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	75,000	72,960
AES Corp.
1.38%, 01/15/26 (a)	150,000	144,490
5.45%, 06/01/28 (a)	125,000	125,728
Alabama Power Co.
3.75%, 09/01/27 (a)(f)	100,000	97,859
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (d)	180,000	181,011
Ameren Corp.
3.65%, 02/15/26 (a)	125,000	123,532
5.70%, 12/01/26 (a)	135,000	137,273
1.95%, 03/15/27 (a)	100,000	94,059
1.75%, 03/15/28 (a)	50,000	45,279
5.00%, 01/15/29 (a)	100,000	100,087
Ameren Illinois Co.
3.80%, 05/15/28 (a)	75,000	72,728
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	155,000	158,778
3.20%, 11/13/27 (a)	100,000	95,875
4.30%, 12/01/28 (a)	140,000	136,844
5.20%, 01/15/29 (a)	150,000	151,158
3.88%, 02/15/62 (a)(b)	130,000	122,721
Arizona Public Service Co.
2.95%, 09/15/27 (a)	85,000	81,071
2.60%, 08/15/29 (a)	75,000	67,833
Avangrid, Inc.
3.80%, 06/01/29 (a)	125,000	118,456
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	125,000	119,087
Black Hills Corp.
3.95%, 01/15/26 (a)	75,000	74,285
3.15%, 01/15/27 (a)	90,000	86,923
5.95%, 03/15/28 (a)	75,000	77,284
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	135,000	130,227
5.20%, 10/01/28 (a)	70,000	70,878
CenterPoint Energy, Inc.
1.45%, 06/01/26 (a)	120,000	114,658
5.25%, 08/10/26	60,000	60,484
5.40%, 06/01/29 (a)	135,000	136,591
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	21,000	20,578
CMS Energy Corp.
3.00%, 05/15/26 (a)	90,000	87,892
3.45%, 08/15/27 (a)	200,000	193,650
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	140,000	136,002
2.95%, 08/15/27 (a)	70,000	67,225
3.70%, 08/15/28 (a)	120,000	115,831
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	130,000	126,120
4.65%, 01/01/29 (a)	100,000	99,572
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	75,000	71,892
3.80%, 05/15/28 (a)	125,000	121,226
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	110,000	112,218
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	74,824
4.90%, 02/15/29 (a)	85,000	85,251
4.60%, 05/30/29 (a)	100,000	99,143
Dominion Energy, Inc.
1.45%, 04/15/26 (a)	100,000	95,960
2.85%, 08/15/26 (a)	75,000	72,842
3.60%, 03/15/27 (a)	50,000	48,817
4.25%, 06/01/28 (a)	85,000	83,453
DTE Electric Co.
4.85%, 12/01/26	100,000	100,804
1.90%, 04/01/28 (a)	100,000	91,533
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DTE Energy Co.
2.85%, 10/01/26 (a)	100,000	96,936
4.95%, 07/01/27 (a)	200,000	200,780
4.88%, 06/01/28 (a)	140,000	139,631
5.10%, 03/01/29 (a)	225,000	225,530
3.40%, 06/15/29 (a)	75,000	70,199
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	125,000	121,427
3.95%, 11/15/28 (a)	135,000	131,194
6.00%, 12/01/28	50,000	52,020
2.45%, 08/15/29 (a)	115,000	103,494
Duke Energy Corp.
2.65%, 09/01/26 (a)	255,000	246,913
4.85%, 01/05/27	135,000	135,390
3.15%, 08/15/27 (a)	160,000	153,657
5.00%, 12/08/27 (a)	110,000	110,846
4.30%, 03/15/28 (a)	136,000	133,913
4.85%, 01/05/29 (a)	100,000	99,618
3.40%, 06/15/29 (a)	100,000	93,730
3.25%, 01/15/82 (a)(b)	75,000	70,102
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	145,000	141,185
3.80%, 07/15/28 (a)	100,000	96,931
2.50%, 12/01/29 (a)	75,000	67,389
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	100,000	95,582
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	91,000	87,682
3.45%, 03/15/29 (a)	100,000	94,807
Edison International
5.75%, 06/15/27 (a)	175,000	177,986
4.13%, 03/15/28 (a)	160,000	155,210
5.25%, 11/15/28 (a)	110,000	110,290
5.45%, 06/15/29 (a)	100,000	100,971
6.95%, 11/15/29 (a)	75,000	80,155
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	165,000	161,688
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	97,932
Enel Chile SA
4.88%, 06/12/28 (a)	150,000	148,072
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	120,000	118,427
4.00%, 06/01/28 (a)	90,000	87,861
Entergy Corp.
2.95%, 09/01/26 (a)	150,000	145,692
1.90%, 06/15/28 (a)	100,000	90,365
7.13%, 12/01/54 (a)(b)	200,000	203,934
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	110,000	105,966
3.25%, 04/01/28 (a)	85,000	80,889
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	80,000	75,097
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	90,000	87,166
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	60,000	58,272
3.10%, 04/01/27 (a)	50,000	48,428
Evergy, Inc.
2.90%, 09/15/29 (a)	150,000	136,498
Eversource Energy
1.40%, 08/15/26 (a)	80,000	75,726
5.00%, 01/01/27	60,000	60,217
2.90%, 03/01/27 (a)	120,000	115,194
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 07/01/27 (a)	105,000	104,326
3.30%, 01/15/28 (a)	120,000	114,167
5.45%, 03/01/28 (a)	185,000	187,393
5.95%, 02/01/29 (a)	125,000	128,838
4.25%, 04/01/29 (a)	100,000	96,641
Exelon Corp.
3.40%, 04/15/26 (a)	160,000	157,410
2.75%, 03/15/27 (a)	125,000	119,735
5.15%, 03/15/28 (a)	150,000	151,006
5.15%, 03/15/29 (a)	125,000	125,683
FirstEnergy Corp.
1.60%, 01/15/26 (a)	50,000	48,269
3.90%, 07/15/27 (a)(d)	295,000	287,659
Florida Power & Light Co.
4.45%, 05/15/26 (a)	95,000	95,045
3.30%, 05/30/27 (a)	75,000	72,652
5.05%, 04/01/28 (a)	245,000	247,436
4.40%, 05/15/28 (a)	125,000	123,800
5.15%, 06/15/29 (a)	125,000	126,611
Fortis, Inc.
3.06%, 10/04/26 (a)	140,000	135,683
Georgia Power Co.
3.25%, 04/01/26 (a)	70,000	68,884
5.00%, 02/23/27 (a)	50,000	50,405
3.25%, 03/30/27 (a)	75,000	72,798
4.65%, 05/16/28 (a)	115,000	114,548
2.65%, 09/15/29 (a)	125,000	113,403
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	96,836
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	120,000	116,562
3.60%, 04/01/29 (a)	90,000	85,233
ITC Holdings Corp.
3.25%, 06/30/26 (a)	65,000	63,562
3.35%, 11/15/27 (a)	125,000	120,558
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	75,000	72,591
3.65%, 04/15/29 (a)	155,000	147,840
Mississippi Power Co.
3.95%, 03/30/28 (a)	40,000	38,963
National Grid PLC
5.60%, 06/12/28 (a)	125,000	127,470
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/26 (a)	100,000	99,832
1.00%, 06/15/26 (a)	245,000	232,707
5.60%, 11/13/26 (a)	120,000	122,136
3.05%, 04/25/27 (a)	70,000	67,534
5.10%, 05/06/27 (a)	75,000	75,610
3.40%, 02/07/28 (a)	200,000	192,221
4.80%, 03/15/28 (a)	140,000	140,240
5.05%, 09/15/28 (a)	105,000	105,834
3.90%, 11/01/28 (a)	95,000	91,887
4.85%, 02/07/29 (a)	75,000	75,060
3.70%, 03/15/29 (a)	100,000	95,600
5.15%, 06/15/29 (a)	75,000	75,962
5.25%, 04/20/46 (a)(b)	75,000	74,131
7.13%, 09/15/53 (a)(b)	70,000	72,426
Nevada Power Co.
3.70%, 05/01/29 (a)	75,000	71,588
NextEra Energy Capital Holdings, Inc.
4.95%, 01/29/26	170,000	170,407
1.88%, 01/15/27 (a)	175,000	165,367
3.55%, 05/01/27 (a)	255,000	248,557
4.63%, 07/15/27 (a)	200,000	199,774
4.90%, 02/28/28 (a)	200,000	200,234
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 06/15/28 (a)	250,000	226,407
4.90%, 03/15/29 (a)	150,000	149,653
3.50%, 04/01/29 (a)	110,000	103,841
2.75%, 11/01/29 (a)	175,000	158,596
6.70%, 09/01/54 (a)(b)	175,000	178,103
4.80%, 12/01/77 (a)(b)	95,000	91,617
5.65%, 05/01/79 (a)(b)	100,000	97,876
3.80%, 03/15/82 (a)(b)	100,000	95,294
NSTAR Electric Co.
3.25%, 05/15/29 (a)	140,000	130,903
OGE Energy Corp.
5.45%, 05/15/29 (a)	70,000	71,120
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	96,582
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	100,000	98,743
3.70%, 11/15/28 (a)	50,000	48,090
5.75%, 03/15/29 (a)	75,000	77,723
4.65%, 11/01/29 (a)(c)	150,000	148,556
Pacific Gas & Electric Co.
3.15%, 01/01/26	355,000	348,864
2.95%, 03/01/26 (a)	130,000	127,120
3.30%, 03/15/27 (a)	75,000	72,479
5.45%, 06/15/27 (a)	75,000	75,886
2.10%, 08/01/27 (a)	155,000	144,597
3.30%, 12/01/27 (a)	210,000	200,658
3.00%, 06/15/28 (a)	125,000	117,204
3.75%, 07/01/28	125,000	119,656
4.65%, 08/01/28 (a)	100,000	98,477
6.10%, 01/15/29 (a)(f)	160,000	165,568
4.20%, 03/01/29 (a)	75,000	72,429
5.55%, 05/15/29 (a)	150,000	152,527
PacifiCorp
5.10%, 02/15/29 (a)	100,000	100,649
3.50%, 06/15/29 (a)	100,000	94,132
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	135,000	131,873
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	100,000	95,810
2.25%, 09/15/26 (a)	60,000	57,755
3.00%, 05/15/27 (a)	75,000	72,459
3.70%, 05/01/28 (a)	85,000	82,234
3.65%, 09/01/28 (a)	75,000	72,144
3.20%, 05/15/29 (a)	75,000	70,422
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	100,000	102,849
5.88%, 10/15/28 (a)	100,000	103,189
5.20%, 04/01/29 (a)	120,000	121,295
Puget Energy, Inc.
2.38%, 06/15/28 (a)	125,000	114,189
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	100,000	97,286
4.95%, 08/15/28 (a)	115,000	115,509
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	95,000	92,570
Southern California Edison Co.
1.20%, 02/01/26 (a)	80,000	77,106
4.88%, 02/01/27 (a)	100,000	100,380
4.70%, 06/01/27 (a)	110,000	110,088
5.85%, 11/01/27 (a)	150,000	154,262
3.65%, 03/01/28 (a)	80,000	77,120
5.30%, 03/01/28 (a)	135,000	136,741
5.65%, 10/01/28 (a)	140,000	143,420
4.20%, 03/01/29 (a)	125,000	121,247
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 06/01/29 (a)	160,000	161,083
2.85%, 08/01/29 (a)	145,000	132,421
Southern Co.
3.25%, 07/01/26 (a)	290,000	284,140
5.11%, 08/01/27 (d)	140,000	141,278
1.75%, 03/15/28 (a)	75,000	68,096
4.85%, 06/15/28 (a)	115,000	115,151
5.50%, 03/15/29 (a)	205,000	209,204
4.00%, 01/15/51 (a)(b)	248,000	243,121
3.75%, 09/15/51 (a)(b)	190,000	182,226
Southern Power Co.
0.90%, 01/15/26 (a)	90,000	86,479
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	75,000	72,203
2.75%, 10/01/26 (a)	95,000	91,658
4.10%, 09/15/28 (a)	75,000	72,818
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	90,000	92,549
Tampa Electric Co.
4.90%, 03/01/29 (a)	75,000	74,980
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	142,508
Virginia Electric & Power Co.
3.15%, 01/15/26 (a)	110,000	108,432
2.95%, 11/15/26 (a)	80,000	77,655
3.50%, 03/15/27 (a)	165,000	160,887
3.75%, 05/15/27 (a)	125,000	122,411
3.80%, 04/01/28 (a)	100,000	97,020
2.88%, 07/15/29 (a)	75,000	69,088
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	160,000	160,135
5.15%, 10/01/27 (a)	120,000	121,323
1.38%, 10/15/27 (a)	115,000	104,990
4.75%, 01/15/28 (a)	100,000	99,940
2.20%, 12/15/28 (a)	75,000	67,713
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	75,000	68,050
5.00%, 05/15/29 (a)	115,000	115,936
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	75,000	69,241
Wisconsin Public Service Corp.
4.55%, 12/01/29 (a)	50,000	49,336
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	110,000	107,268
1.75%, 03/15/27 (a)	100,000	93,676
4.00%, 06/15/28 (a)	125,000	121,006
2.60%, 12/01/29 (a)	100,000	89,340
		26,569,003
Natural Gas 0.6%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	75,000	72,298
2.63%, 09/15/29 (a)	100,000	91,183
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	180,000	181,814
NiSource, Inc.
3.49%, 05/15/27 (a)	225,000	218,973
5.25%, 03/30/28 (a)	155,000	156,331
5.20%, 07/01/29 (a)	155,000	156,247
2.95%, 09/01/29 (a)	100,000	91,539
6.95%, 11/30/54 (a)(b)	100,000	101,866
ONE Gas, Inc.
5.10%, 04/01/29 (a)	70,000	70,543
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	100,000	94,290
Sempra
5.40%, 08/01/26 (a)	95,000	95,815
3.25%, 06/15/27 (a)	135,000	129,995
3.40%, 02/01/28 (a)	175,000	167,316
3.70%, 04/01/29 (a)	75,000	71,244
4.13%, 04/01/52 (a)(b)	165,000	158,180
6.88%, 10/01/54 (a)(b)	200,000	202,492
Southern California Gas Co.
2.60%, 06/15/26 (a)	95,000	92,408
2.95%, 04/15/27 (a)	130,000	125,094
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	120,000	117,611
Southwest Gas Corp.
5.80%, 12/01/27 (a)	20,000	20,485
5.45%, 03/23/28 (a)	95,000	96,247
3.70%, 04/01/28 (a)	50,000	48,103
Spire, Inc.
5.30%, 03/01/26	65,000	65,380
		2,625,454
Utility Other 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (a)	104,000	99,432
3.75%, 09/01/28 (a)	100,000	96,214
3.45%, 06/01/29 (a)	100,000	94,237
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	75,000	74,917
3.57%, 05/01/29 (a)	75,000	70,641
United Utilities PLC
6.88%, 08/15/28	75,000	79,098
		514,539
		29,708,996
Total Corporates (Cost $472,160,207)		469,745,227

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (h)	1,821,767	1,821,767
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (h)(i)	788,794	788,794
		2,610,561
Total Short-Term Investments (Cost $2,610,561)		2,610,561
Total Investments in Securities (Cost $474,770,768)		472,355,788

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
3 Year US Treasury Notes (CBOT), expires 03/31/25	6	1,252,594	(1,961)
Short
2 Year US Treasury Notes (CBOT), expires 03/31/25	(1)	(205,610)	(197)
5 Year US Treasury Notes (CBOT), expires 03/31/25	(9)	(956,742)	714
			517
Total Net Unrealized Depreciation on Futures Contracts			(1,444)

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,430,987 or 0.7% of net assets.

(d)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $662,228.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/24	FACE AMOUNT AT 12/31/24	INTEREST INCOME EARNED
CORPORATES 0.4% OF NET ASSETS

Financial Institutions 0.4%
Brokerage/Asset Managers/Exchanges 0.4%
Charles Schwab Corp.
3.00%, 03/10/25	$38,980	$9,739	($48,896 )	$55	($179 )	$301	$—	$—	$377
4.20%, 03/24/25	84,068	—	(83,997)	(3,206)	3,753	(618)	—	—	902
3.63%, 04/01/25	54,041	—	(54,028)	(1,757)	2,151	(407)	—	—	670
3.85%, 05/21/25	93,319	—	(93,540)	(3,746)	5,165	(1,198)	—	—	1,544
3.45%, 02/13/26	29,098	19,394	—	—	1,260	(459)	49,293	50,000	1,460
0.90%, 03/11/26	160,522	4,594	—	—	6,832	336	172,284	180,000	1,614
1.15%, 05/13/26	123,839	18,792	—	—	4,893	536	148,060	155,000	1,644
5.88%, 08/24/26	102,617	71,241	—	—	(130)	(661)	173,067	170,000	8,228
3.20%, 03/02/27	71,612	28,830	—	—	659	635	101,736	105,000	2,845
2.45%, 03/03/27	195,659	47,834	—	—	2,789	1,999	248,281	260,000	5,513
3.30%, 04/01/27	47,741	67,001	—	—	970	845	116,557	120,000	3,494
3.20%, 01/25/28	85,025	14,404	—	—	(545)	1,640	100,524	105,000	2,916
2.00%, 03/20/28	142,633	17,732	—	—	68	4,521	164,954	180,000	3,579
4.00%, 02/01/29	—	81,566	—	—	389	473	82,428	85,000	2,497
5.64%, 05/19/29	179,897	25,666	—	—	(1,407)	11	204,167	200,000	10,095
3.25%, 05/22/29	—	83,144	—	—	486	704	84,334	90,000	1,659
2.75%, 10/01/29	—	45,858	—	—	(408)	64	45,514	50,000	111
6.20%, 11/17/29	183,989	31,550	—	—	(1,013)	(852)	213,674	205,000	11,748
Total	$1,593,040	$567,345	($280,461 )	($8,654 )	$25,733	$7,870	$1,904,873		$60,896

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$469,745,227	$—	$469,745,227
Short-Term Investments[1]	2,610,561	—	—	2,610,561
Futures Contracts[2]	714	—	—	714
Liabilities
Futures Contracts[2]	(2,158)	—	—	(2,158)
Total	$2,609,117	$469,745,227	$—	$472,354,344

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $1,914,048)		$1,904,873
Investments in securities, at value - unaffiliated issuers (cost $472,856,720) including securities on loan of $662,228		470,450,915
Deposit with broker for futures contracts		58,500
Receivables:
Investments sold		7,323,815
Interest		5,165,562
Dividends		7,036
Income from securities on loan		1,344
Variation margin on future contracts	+	86
Total assets		484,912,131

Liabilities
Collateral held for securities on loan		788,794
Payables:
Investments bought		8,908,407
Management fees	+	12,064
Total liabilities		9,709,265
Net assets		$475,202,866

Net Assets by Source
Capital received from investors		$487,109,465
Total distributable loss	+	(11,906,599)
Net assets		$475,202,866

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$475,202,866		19,500,000		$24.37

See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$17,175,368
Interest received from securities - affiliated issuers		68,766
Dividends received from securities - unaffiliated issuers		64,999
Other Interest		2,738
Securities on loan, net	+	10,142
Total investment income		17,322,013

Expenses
Management fees		126,979
Total expenses	–	126,979
Net investment income		17,195,034

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(8,654)
Net realized losses on sales of securities - unaffiliated issuers		(2,856,147)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		66,853
Net realized gains on futures contracts	+	3,773
Net realized losses		(2,794,175)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		25,733
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		5,773,369
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,444)
Net change in unrealized appreciation (depreciation)	+	5,797,658
Net realized and unrealized gains		3,003,483
Increase in net assets resulting from operations		$20,198,517
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$17,195,034	$11,404,621
Net realized losses		(2,794,175)	(6,146,188)
Net change in unrealized appreciation (depreciation)	+	5,797,658	17,435,295
Increase in net assets resulting from operations		$20,198,517	$22,693,728

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($17,176,230 )	($11,400,855 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,200,000	$150,663,215	3,100,000	$73,262,790
Shares redeemed	+	(2,800,000)	(67,656,096)	(2,800,000)	(66,254,146)
Net transactions in fund shares		3,400,000	$83,007,119	300,000	$7,008,644

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		16,100,000	$389,173,460	15,800,000	$370,871,943
Total increase	+	3,400,000	86,029,406	300,000	18,301,517
End of period		19,500,000	$475,202,866	16,100,000	$389,173,460

[1]
For the period ended December 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24[1]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]	1/1/20– 12/31/20[1]
Per-Share Data
Net asset value at beginning of period	$22.49	$21.60	$25.87	$26.85	$25.04
Income (loss) from investment operations:
Net investment income (loss)[2]	1.83	1.10	0.68	0.51	0.63
Net realized and unrealized gains (losses)	(0.25)	0.75	(4.28)	(0.99)	1.80
Total from investment operations	1.58	1.85	(3.60)	(0.48)	2.43
Less distributions:
Distributions from net investment income	(1.98)	(0.96)	(0.67)	(0.50)	(0.62)
Net asset value at end of period	$22.09	$22.49	$21.60	$25.87	$26.85
Total return	3.32%	8.84%	(14.00%)	(1.80%)	9.83%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.04%[3,4]	0.05%[5]	0.05%
Net investment income (loss)	5.12%	5.05%	2.97%	1.96%	2.43%
Portfolio turnover rate[6]	27%	24%	10%	11%	36%
Net assets, end of period (x 1,000,000)	$7,740	$5,762	$328	$375	$191

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.8% OF NET ASSETS

Financial Institutions 37.1%
Banking 24.6%
Ally Financial, Inc.
5.54%, 01/17/31 (a)(b)	800,000	788,584
8.00%, 11/01/31	10,387,000	11,493,621
6.18%, 07/26/35 (a)(b)	3,145,000	3,109,478
American Express Co.
6.49%, 10/30/31 (a)(b)	3,945,000	4,215,603
4.99%, 05/26/33 (a)(b)	3,055,000	2,985,291
4.42%, 08/03/33 (a)(b)	4,965,000	4,720,474
5.04%, 05/01/34 (a)(b)	4,930,000	4,848,496
5.63%, 07/28/34 (a)(b)	1,900,000	1,922,412
5.92%, 04/25/35 (a)(b)	1,990,000	2,033,817
5.28%, 07/26/35 (a)(b)	6,650,000	6,580,525
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34 (a)(b)	2,800,000	3,073,078
6.03%, 03/13/35 (a)(b)	4,000,000	4,009,425
Banco Santander SA
3.49%, 05/28/30	4,200,000	3,833,157
2.75%, 12/03/30	5,800,000	4,915,414
2.96%, 03/25/31	2,800,000	2,444,564
5.44%, 07/15/31	6,000,000	6,002,199
3.23%, 11/22/32 (a)(b)	4,000,000	3,407,350
6.92%, 08/08/33	7,800,000	8,215,119
6.94%, 11/07/33	5,800,000	6,328,303
6.35%, 03/14/34	4,800,000	4,879,313
Bank of America Corp.
2.50%, 02/13/31 (a)(b)	13,905,000	12,228,184
2.59%, 04/29/31 (a)(b)	11,365,000	10,003,559
1.90%, 07/23/31 (a)(b)	11,520,000	9,696,385
1.92%, 10/24/31 (a)(b)	9,945,000	8,309,166
2.65%, 03/11/32 (a)(b)	7,985,000	6,886,015
2.69%, 04/22/32 (a)(b)	17,510,000	15,064,574
2.30%, 07/21/32 (a)(b)	14,240,000	11,878,539
2.57%, 10/20/32 (a)(b)	13,300,000	11,215,706
2.97%, 02/04/33 (a)(b)	14,415,000	12,400,730
4.57%, 04/27/33 (a)(b)	15,760,000	15,005,736
5.02%, 07/22/33 (a)(b)	19,170,000	18,809,361
5.29%, 04/25/34 (a)(b)	19,655,000	19,517,602
5.87%, 09/15/34 (a)(b)	14,635,000	15,057,283
5.47%, 01/23/35 (a)(b)	19,455,000	19,513,711
5.43%, 08/15/35 (a)(b)	10,225,000	9,953,914
5.52%, 10/25/35 (a)(b)	13,795,000	13,543,038
2.48%, 09/21/36 (a)(b)	8,505,000	6,929,401
3.85%, 03/08/37 (a)(b)	9,448,000	8,373,342
Bank of Montreal
5.51%, 06/04/31 (a)	3,200,000	3,254,145
3.09%, 01/10/37 (a)(b)	4,975,000	4,151,192
Bank of New York Mellon Corp.
1.65%, 01/28/31 (a)	2,115,000	1,749,598
1.80%, 07/28/31 (a)	1,885,000	1,567,240
2.50%, 01/26/32 (a)	1,855,000	1,575,455
5.06%, 07/22/32 (a)(b)	4,365,000	4,357,447
4.29%, 06/13/33 (a)(b)	2,905,000	2,739,174
5.83%, 10/25/33 (a)(b)	5,685,000	5,891,604
4.71%, 02/01/34 (a)(b)	2,995,000	2,880,112
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.97%, 04/26/34 (a)(b)	3,855,000	3,778,508
6.47%, 10/25/34 (a)(b)	4,315,000	4,665,507
5.19%, 03/14/35 (a)(b)	3,975,000	3,933,674
5.23%, 11/20/35 (a)(b)	2,995,000	2,982,520
5.61%, 07/21/39 (a)(b)	2,015,000	2,027,638
Bank of Nova Scotia
4.85%, 02/01/30	4,660,000	4,623,949
2.15%, 08/01/31	2,500,000	2,079,895
2.45%, 02/02/32	3,355,000	2,806,788
4.74%, 11/10/32 (a)(b)	2,665,000	2,582,037
5.65%, 02/01/34	3,440,000	3,501,016
4.59%, 05/04/37 (a)(b)	5,020,000	4,618,896
BankUnited, Inc.
5.13%, 06/11/30 (a)	1,255,000	1,207,965
Barclays PLC
2.65%, 06/24/31 (a)(b)	3,820,000	3,320,478
2.67%, 03/10/32 (a)(b)	4,200,000	3,564,314
2.89%, 11/24/32 (a)(b)	4,847,000	4,100,330
5.75%, 08/09/33 (a)(b)	3,960,000	3,966,364
7.44%, 11/02/33 (a)(b)	7,790,000	8,585,322
6.22%, 05/09/34 (a)(b)	7,565,000	7,772,112
7.12%, 06/27/34 (a)(b)	5,990,000	6,367,899
6.69%, 09/13/34 (a)(b)	5,770,000	6,119,278
5.34%, 09/10/35 (a)(b)	7,930,000	7,625,508
3.56%, 09/23/35 (a)(b)	4,184,000	3,701,340
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)	4,100,000	3,682,570
6.09%, 10/03/33 (a)	4,185,000	4,380,506
Capital One Financial Corp.
7.62%, 10/30/31 (a)(b)	6,685,000	7,380,287
2.36%, 07/29/32 (a)(b)	3,905,000	3,150,090
2.62%, 11/02/32 (a)(b)	2,090,000	1,734,787
5.27%, 05/10/33 (a)(b)	4,345,000	4,237,357
5.82%, 02/01/34 (a)(b)	4,999,000	5,017,085
6.38%, 06/08/34 (a)(b)	6,890,000	7,158,184
6.05%, 02/01/35 (a)(b)	3,950,000	4,016,616
5.88%, 07/26/35 (a)(b)	3,955,000	3,976,351
Citibank NA
5.57%, 04/30/34 (a)	7,655,000	7,751,302
Citigroup, Inc.
2.67%, 01/29/31 (a)(b)	9,010,000	7,969,685
4.41%, 03/31/31 (a)(b)	15,065,000	14,479,945
2.57%, 06/03/31 (a)(b)	13,310,000	11,610,395
2.56%, 05/01/32 (a)(b)	11,990,000	10,159,524
6.63%, 06/15/32	3,900,000	4,169,396
2.52%, 11/03/32 (a)(b)	6,945,000	5,795,056
3.06%, 01/25/33 (a)(b)	11,985,000	10,303,866
5.88%, 02/22/33	1,915,000	1,956,068
3.79%, 03/17/33 (a)(b)	11,973,000	10,766,554
4.91%, 05/24/33 (a)(b)	10,000,000	9,664,751
6.00%, 10/31/33	2,600,000	2,676,339
6.27%, 11/17/33 (a)(b)	10,775,000	11,300,704
6.17%, 05/25/34 (a)(b)	12,730,000	12,975,164
5.83%, 02/13/35 (a)(b)	9,990,000	9,947,929
5.45%, 06/11/35 (a)(b)	9,845,000	9,782,547
5.41%, 09/19/39 (a)(b)	4,290,000	4,090,923
Citizens Financial Group, Inc.
2.50%, 02/06/30 (a)	1,140,000	997,482
3.25%, 04/30/30 (a)	3,010,000	2,722,098
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.72%, 07/23/32 (a)(b)	4,805,000	4,821,779
2.64%, 09/30/32 (a)	2,515,000	2,024,599
6.65%, 04/25/35 (a)(b)	3,000,000	3,169,211
5.64%, 05/21/37 (a)(b)	1,625,000	1,579,805
Comerica Bank
5.33%, 08/25/33 (a)(b)	2,060,000	1,968,376
Credit Suisse USA LLC
7.13%, 07/15/32	2,930,000	3,247,415
Deutsche Bank AG
5.88%, 07/08/31 (a)(b)	1,910,000	1,903,952
3.55%, 09/18/31 (a)(b)	6,310,000	5,663,142
3.73%, 01/14/32 (a)(b)	4,855,000	4,248,093
3.04%, 05/28/32 (a)(b)	3,635,000	3,117,578
3.74%, 01/07/33 (a)(b)	4,720,000	4,003,190
7.08%, 02/10/34 (a)(b)	5,915,000	6,099,924
5.40%, 09/11/35 (a)(b)	4,720,000	4,485,765
Discover Bank
2.70%, 02/06/30 (a)	1,935,000	1,709,173
Discover Financial Services
6.70%, 11/29/32 (a)	2,975,000	3,175,476
7.96%, 11/02/34 (a)(b)	3,825,000	4,371,716
Fifth Third Bancorp
5.63%, 01/29/32 (a)(b)	3,870,000	3,915,289
4.34%, 04/25/33 (a)(b)	2,480,000	2,305,097
First Horizon Bank
5.75%, 05/01/30 (a)	1,860,000	1,851,959
Goldman Sachs Capital I
6.35%, 02/15/34	3,630,000	3,791,234
Goldman Sachs Group, Inc.
2.60%, 02/07/30 (a)	7,930,000	7,023,932
3.80%, 03/15/30 (a)	9,885,000	9,273,913
1.99%, 01/27/32 (a)(b)	10,165,000	8,398,112
2.62%, 04/22/32 (a)(b)	14,290,000	12,196,779
2.38%, 07/21/32 (a)(b)	15,500,000	12,949,816
2.65%, 10/21/32 (a)(b)	11,955,000	10,109,534
6.13%, 02/15/33	4,130,000	4,397,229
3.10%, 02/24/33 (a)(b)	15,770,000	13,602,544
6.56%, 10/24/34 (a)(b)	4,725,000	5,086,776
5.85%, 04/25/35 (a)(b)	9,880,000	10,068,006
5.33%, 07/23/35 (a)(b)	11,840,000	11,624,236
5.02%, 10/23/35 (a)(b)	13,800,000	13,238,594
HSBC Bank USA NA
5.88%, 11/01/34	1,540,000	1,558,196
HSBC Holdings PLC
4.95%, 03/31/30	9,645,000	9,550,689
2.85%, 06/04/31 (a)(b)	5,930,000	5,210,769
2.36%, 08/18/31 (a)(b)	5,935,000	5,052,321
5.73%, 05/17/32 (a)(b)	5,190,000	5,248,032
2.80%, 05/24/32 (a)(b)	11,795,000	10,031,468
2.87%, 11/22/32 (a)(b)	7,100,000	5,995,172
4.76%, 03/29/33 (a)(b)	7,740,000	7,280,139
5.40%, 08/11/33 (a)(b)	9,820,000	9,712,109
8.11%, 11/03/33 (a)(b)	7,875,000	8,875,079
6.25%, 03/09/34 (a)(b)	8,860,000	9,211,487
6.55%, 06/20/34 (a)(b)	7,860,000	8,106,784
7.40%, 11/13/34 (a)(b)	7,875,000	8,568,240
5.72%, 03/04/35 (a)(b)	4,990,000	5,027,789
5.87%, 11/18/35 (a)(b)	6,800,000	6,647,783
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	2,955,000	2,600,073
5.27%, 01/15/31 (a)(b)	4,400,000	4,403,481
5.02%, 05/17/33 (a)(b)	1,645,000	1,586,349
5.71%, 02/02/35 (a)(b)	4,850,000	4,846,506
2.49%, 08/15/36 (a)(b)	2,165,000	1,753,538
6.14%, 11/18/39 (a)(b)	2,475,000	2,483,037
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington National Bank
5.65%, 01/10/30 (a)	3,600,000	3,663,008
ING Groep NV
2.73%, 04/01/32 (a)(b)	3,050,000	2,628,989
4.25%, 03/28/33 (a)(b)	3,960,000	3,675,643
6.11%, 09/11/34 (a)(b)	4,935,000	5,116,687
5.55%, 03/19/35 (a)(b)	5,915,000	5,887,161
JPMorgan Chase & Co.
8.75%, 09/01/30	2,205,000	2,596,100
4.49%, 03/24/31 (a)(b)	11,710,000	11,415,662
2.52%, 04/22/31 (a)(b)	10,565,000	9,305,238
2.96%, 05/13/31 (a)(b)	12,040,000	10,769,129
1.76%, 11/19/31 (a)(b)	5,980,000	4,971,395
1.95%, 02/04/32 (a)(b)	12,080,000	10,023,808
2.58%, 04/22/32 (a)(b)	13,525,000	11,614,728
2.55%, 11/08/32 (a)(b)	11,580,000	9,782,019
2.96%, 01/25/33 (a)(b)	13,945,000	12,062,071
4.59%, 04/26/33 (a)(b)	10,205,000	9,785,350
4.91%, 07/25/33 (a)(b)	17,305,000	16,934,443
5.72%, 09/14/33 (a)(b)	13,510,000	13,770,393
5.35%, 06/01/34 (a)(b)	17,485,000	17,486,748
6.25%, 10/23/34 (a)(b)	11,840,000	12,525,291
5.34%, 01/23/35 (a)(b)	11,450,000	11,389,202
5.77%, 04/22/35 (a)(b)	11,745,000	12,025,522
5.29%, 07/22/35 (a)(b)	13,465,000	13,325,656
4.95%, 10/22/35 (a)(b)	12,365,000	11,924,761
KeyBank NA
4.90%, 08/08/32	2,950,000	2,797,473
5.00%, 01/26/33 (a)	3,980,000	3,816,644
KeyCorp
4.79%, 06/01/33 (a)(b)	2,795,000	2,642,706
6.40%, 03/06/35 (a)(b)	3,845,000	4,006,042
Lloyds Banking Group PLC
4.98%, 08/11/33 (a)(b)	4,825,000	4,639,854
7.95%, 11/15/33 (a)(b)	4,005,000	4,480,972
5.68%, 01/05/35 (a)(b)	7,970,000	7,954,006
5.59%, 11/26/35 (a)(b)	3,780,000	3,751,372
M&T Bank Corp.
6.08%, 03/13/32 (a)(b)	3,255,000	3,334,423
5.05%, 01/27/34 (a)(b)	4,055,000	3,884,941
Mitsubishi UFJ Financial Group, Inc.
2.56%, 02/25/30	4,435,000	3,938,875
2.05%, 07/17/30	4,780,000	4,089,961
5.48%, 02/22/31 (a)(b)	2,160,000	2,198,522
2.31%, 07/20/32 (a)(b)	7,225,000	6,049,971
2.49%, 10/13/32 (a)(b)	3,295,000	2,780,816
2.85%, 01/19/33 (a)(b)	3,750,000	3,219,487
4.32%, 04/19/33 (a)(b)	2,895,000	2,726,192
5.13%, 07/20/33 (a)(b)	5,645,000	5,592,059
5.47%, 09/13/33 (a)(b)	2,805,000	2,839,671
5.44%, 02/22/34 (a)(b)	4,675,000	4,729,064
5.41%, 04/19/34 (a)(b)(c)	3,930,000	3,968,235
5.43%, 04/17/35 (a)(b)	6,415,000	6,429,042
Mizuho Financial Group, Inc.
2.59%, 05/25/31 (a)(b)	2,000,000	1,756,480
5.74%, 05/27/31 (a)(b)	2,620,000	2,690,650
2.20%, 07/10/31 (a)(b)	4,100,000	3,509,668
1.98%, 09/08/31 (a)(b)	3,285,000	2,764,303
2.56%, 09/13/31	3,895,000	3,260,337
2.17%, 05/22/32 (a)(b)	2,505,000	2,079,954
2.26%, 07/09/32 (a)(b)	2,215,000	1,843,726
5.67%, 09/13/33 (a)(b)	3,035,000	3,084,443
5.75%, 05/27/34 (a)(b)	3,425,000	3,496,743
5.75%, 07/06/34 (a)(b)	4,190,000	4,278,073
5.58%, 05/26/35 (a)(b)	3,065,000	3,095,061
5.59%, 07/10/35 (a)(b)	2,810,000	2,839,317
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Morgan Stanley
2.70%, 01/22/31 (a)(b)	13,440,000	11,949,997
3.62%, 04/01/31 (a)(b)	11,900,000	11,049,006
1.79%, 02/13/32 (a)(b)	11,235,000	9,179,757
7.25%, 04/01/32	4,190,000	4,711,915
1.93%, 04/28/32 (a)(b)	9,820,000	8,044,335
2.24%, 07/21/32 (a)(b)	13,575,000	11,253,393
2.51%, 10/20/32 (a)(b)	10,245,000	8,592,552
2.94%, 01/21/33 (a)(b)	9,610,000	8,241,400
4.89%, 07/20/33 (a)(b)	7,660,000	7,424,152
6.34%, 10/18/33 (a)(b)	11,710,000	12,393,033
5.25%, 04/21/34 (a)(b)	12,935,000	12,748,920
5.42%, 07/21/34 (a)(b)	10,090,000	10,028,631
6.63%, 11/01/34 (a)(b)	7,805,000	8,392,671
5.47%, 01/18/35 (a)(b)	9,635,000	9,589,158
5.83%, 04/19/35 (a)(b)	11,710,000	11,947,151
5.32%, 07/19/35 (a)(b)	12,540,000	12,353,819
2.48%, 09/16/36 (a)(b)	11,565,000	9,404,516
5.30%, 04/20/37 (a)(b)	7,635,000	7,411,555
5.95%, 01/19/38 (a)(b)	7,805,000	7,825,200
5.94%, 02/07/39 (a)(b)	6,325,000	6,345,327
NatWest Group PLC
6.02%, 03/02/34 (a)(b)	3,925,000	4,028,993
5.78%, 03/01/35 (a)(b)	5,610,000	5,650,932
3.03%, 11/28/35 (a)(b)	3,600,000	3,111,050
Northern Trust Corp.
1.95%, 05/01/30 (a)	3,965,000	3,423,909
6.13%, 11/02/32 (a)	3,990,000	4,211,662
PNC Financial Services Group, Inc.
2.55%, 01/22/30 (a)	7,910,000	7,025,224
2.31%, 04/23/32 (a)(b)	3,892,000	3,272,178
4.81%, 10/21/32 (a)(b)	5,975,000	5,820,436
4.63%, 06/06/33 (a)(b)	3,419,000	3,230,460
6.04%, 10/28/33 (a)(b)	5,939,000	6,149,071
5.07%, 01/24/34 (a)(b)	5,944,000	5,790,732
5.94%, 08/18/34 (a)(b)	3,040,000	3,132,322
6.88%, 10/20/34 (a)(b)	8,410,000	9,182,818
5.68%, 01/22/35 (a)(b)	5,940,000	6,009,321
5.40%, 07/23/35 (a)(b)	5,920,000	5,879,707
Regions Financial Corp.
5.50%, 09/06/35 (a)(b)	3,935,000	3,841,127
Royal Bank of Canada
2.30%, 11/03/31	5,790,000	4,864,381
3.88%, 05/04/32	3,795,000	3,494,167
5.00%, 02/01/33	7,000,000	6,883,887
5.00%, 05/02/33	3,405,000	3,351,449
5.15%, 02/01/34	4,725,000	4,671,572
Santander Holdings USA, Inc.
7.66%, 11/09/31 (a)(b)	2,045,000	2,235,386
6.34%, 05/31/35 (a)(b)	2,950,000	2,997,256
Santander U.K. Group Holdings PLC
2.90%, 03/15/32 (a)(b)	2,465,000	2,114,799
State Street Corp.
2.40%, 01/24/30	3,080,000	2,758,042
2.20%, 03/03/31	3,260,000	2,771,491
3.15%, 03/30/31 (a)(b)	1,960,000	1,795,977
4.68%, 10/22/32 (a)(b)	3,110,000	3,022,493
2.62%, 02/07/33 (a)(b)	2,085,000	1,770,920
4.42%, 05/13/33 (a)(b)	2,090,000	1,989,494
4.16%, 08/04/33 (a)(b)	2,900,000	2,707,301
4.82%, 01/26/34 (a)(b)	3,065,000	2,973,970
5.16%, 05/18/34 (a)(b)(c)	3,825,000	3,800,133
6.12%, 11/21/34 (a)(b)	1,955,000	2,035,106
Sumitomo Mitsui Financial Group, Inc.
5.71%, 01/13/30	5,215,000	5,346,845
2.75%, 01/15/30	4,765,000	4,261,987
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 07/08/30	6,080,000	5,203,941
5.85%, 07/13/30	2,525,000	2,610,557
2.14%, 09/23/30	3,540,000	2,998,987
1.71%, 01/12/31	2,175,000	1,782,899
5.42%, 07/09/31	3,595,000	3,636,503
2.22%, 09/17/31	3,800,000	3,152,691
5.77%, 01/13/33	6,710,000	6,910,855
5.78%, 07/13/33	2,515,000	2,593,318
5.81%, 09/14/33 (c)	3,285,000	3,406,757
5.56%, 07/09/34	5,460,000	5,523,254
Synchrony Financial
2.88%, 10/28/31 (a)	3,055,000	2,534,099
Toronto-Dominion Bank
2.00%, 09/10/31	3,360,000	2,783,546
2.45%, 01/12/32	2,480,000	2,071,226
3.20%, 03/10/32	5,960,000	5,209,563
4.46%, 06/08/32	7,915,000	7,501,850
Truist Bank
2.25%, 03/11/30 (a)	5,170,000	4,440,816
Truist Financial Corp.
1.95%, 06/05/30 (a)	2,875,000	2,452,070
5.15%, 08/05/32 (a)(b)	3,825,000	3,778,120
4.92%, 07/28/33 (a)(b)	3,960,000	3,746,261
6.12%, 10/28/33 (a)(b)	2,810,000	2,926,406
5.12%, 01/26/34 (a)(b)	5,915,000	5,750,762
5.87%, 06/08/34 (a)(b)	7,085,000	7,214,519
5.71%, 01/24/35 (a)(b)	7,775,000	7,849,414
U.S. Bancorp
1.38%, 07/22/30 (a)	5,040,000	4,159,207
2.68%, 01/27/33 (a)(b)	3,469,000	2,926,877
4.97%, 07/22/33 (a)(b)	5,100,000	4,891,540
5.85%, 10/21/33 (a)(b)	5,770,000	5,905,580
4.84%, 02/01/34 (a)(b)	7,840,000	7,503,289
5.84%, 06/12/34 (a)(b)	6,901,000	7,041,438
5.68%, 01/23/35 (a)(b)	7,840,000	7,914,048
2.49%, 11/03/36 (a)(b)	5,099,000	4,143,051
Wells Fargo & Co.
2.57%, 02/11/31 (a)(b)	11,855,000	10,464,963
4.48%, 04/04/31 (a)(b)	9,745,000	9,431,773
3.35%, 03/02/33 (a)(b)	16,235,000	14,240,728
4.90%, 07/25/33 (a)(b)	16,030,000	15,495,837
5.39%, 04/24/34 (a)(b)	14,150,000	13,992,598
5.56%, 07/25/34 (a)(b)	16,395,000	16,381,574
6.49%, 10/23/34 (a)(b)	13,030,000	13,856,395
5.50%, 01/23/35 (a)(b)	11,800,000	11,747,803
5.21%, 12/03/35 (a)(b)	10,775,000	10,501,005
Westpac Banking Corp.
2.65%, 01/16/30	2,925,000	2,641,679
2.15%, 06/03/31	3,675,000	3,117,871
5.41%, 08/10/33 (a)(b)	3,865,000	3,809,722
6.82%, 11/17/33	2,895,000	3,132,822
2.67%, 11/15/35 (a)(b)	6,050,000	5,154,055
5.62%, 11/20/35 (a)(b)	6,025,000	5,929,953
3.02%, 11/18/36 (a)(b)	4,955,000	4,193,648
Zions Bancorp NA
6.82%, 11/19/35 (a)(b)	2,015,000	2,034,510
		1,907,746,173
Brokerage/Asset Managers/Exchanges 2.2%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	1,485,000	1,358,266
5.50%, 08/20/34 (a)	1,610,000	1,595,895
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	2,110,000	2,028,948
5.15%, 05/15/33 (a)	2,885,000	2,878,699
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	1,930,000	2,086,545
6.00%, 12/15/54 (a)(b)(c)	2,090,000	2,066,151
BlackRock Funding, Inc.
5.00%, 03/14/34 (a)	3,910,000	3,863,125
BlackRock, Inc.
2.40%, 04/30/30 (a)	4,170,000	3,702,857
1.90%, 01/28/31 (a)	4,610,000	3,887,061
2.10%, 02/25/32 (a)	4,175,000	3,439,395
4.75%, 05/25/33 (a)	4,965,000	4,859,456
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	3,010,000	2,913,443
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	2,275,000	1,996,643
4.38%, 02/15/32 (a)	1,400,000	1,299,287
6.25%, 04/18/34 (a)	4,390,000	4,511,800
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	2,210,000	2,289,077
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	2,740,000	2,264,954
Brookfield Finance, Inc.
4.35%, 04/15/30 (a)	2,925,000	2,819,456
2.72%, 04/15/31 (a)	1,875,000	1,631,514
6.35%, 01/05/34 (a)	2,575,000	2,714,801
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	1,900,000	1,577,710
3.00%, 03/16/32 (a)	1,245,000	1,082,689
Charles Schwab Corp.
4.63%, 03/22/30 (a)(d)	1,865,000	1,862,368
1.65%, 03/11/31 (a)(d)	2,890,000	2,368,589
2.30%, 05/13/31 (a)(d)	2,900,000	2,467,053
1.95%, 12/01/31 (a)(d)	3,295,000	2,690,348
2.90%, 03/03/32 (a)(d)	3,870,000	3,338,662
5.85%, 05/19/34 (a)(b)(d)	5,005,000	5,154,379
6.14%, 08/24/34 (a)(b)(d)	5,165,000	5,423,139
CI Financial Corp.
3.20%, 12/17/30 (a)	3,785,000	3,218,345
CME Group, Inc.
2.65%, 03/15/32 (a)	2,895,000	2,494,921
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	3,245,000	2,699,672
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (a)(e)	3,905,000	3,812,365
Intercontinental Exchange, Inc.
2.10%, 06/15/30 (a)	4,895,000	4,230,598
5.25%, 06/15/31 (a)	2,875,000	2,905,139
1.85%, 09/15/32 (a)	5,825,000	4,620,523
4.60%, 03/15/33 (a)	6,085,000	5,844,129
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)(e)	1,595,000	1,525,861
Jefferies Financial Group, Inc.
4.15%, 01/23/30	3,965,000	3,784,556
2.63%, 10/15/31 (a)	3,920,000	3,306,408
2.75%, 10/15/32 (a)	2,105,000	1,727,399
6.20%, 04/14/34 (a)	5,875,000	6,057,873
Lazard Group LLC
6.00%, 03/15/31 (a)	1,560,000	1,602,502
LPL Holdings, Inc.
6.00%, 05/20/34 (a)	2,030,000	2,068,197
Nasdaq, Inc.
1.65%, 01/15/31 (a)	2,520,000	2,072,672
5.55%, 02/15/34 (a)	4,830,000	4,880,834
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nomura Holdings, Inc.
3.10%, 01/16/30	5,910,000	5,332,995
2.68%, 07/16/30	3,935,000	3,431,047
2.61%, 07/14/31	3,600,000	3,034,568
3.00%, 01/22/32	2,890,000	2,464,886
6.18%, 01/18/33	2,940,000	3,057,253
6.09%, 07/12/33	2,430,000	2,517,171
5.78%, 07/03/34	3,905,000	3,948,763
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	1,945,000	1,923,226
Stifel Financial Corp.
4.00%, 05/15/30 (a)	1,560,000	1,473,835
TPG Operating Group II LP
5.88%, 03/05/34 (a)	2,425,000	2,483,017
		166,691,065
Finance Companies 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.15%, 09/30/30 (a)	3,285,000	3,430,314
3.30%, 01/30/32 (a)	15,940,000	13,908,785
3.40%, 10/29/33 (a)	5,965,000	5,082,925
5.30%, 01/19/34 (a)	2,640,000	2,597,930
4.95%, 09/10/34 (a)	4,310,000	4,108,947
6.95%, 03/10/55 (a)(b)	2,820,000	2,906,324
Air Lease Corp.
3.00%, 02/01/30 (a)	2,545,000	2,296,300
3.13%, 12/01/30 (a)	3,315,000	2,939,825
5.20%, 07/15/31 (a)	2,215,000	2,189,286
2.88%, 01/15/32 (a)	2,890,000	2,465,318
Apollo Debt Solutions BDC
6.70%, 07/29/31 (a)(e)	3,820,000	3,923,711
ARES Capital Corp.
3.20%, 11/15/31 (a)	2,775,000	2,387,982
Ares Strategic Income Fund
5.60%, 02/15/30 (a)(e)	2,750,000	2,716,786
Blackstone Private Credit Fund
5.25%, 04/01/30 (a)(e)	1,595,000	1,550,373
6.25%, 01/25/31 (a)	1,900,000	1,938,870
6.00%, 11/22/34 (a)(e)	3,145,000	3,061,758
Blue Owl Credit Income Corp.
5.80%, 03/15/30 (a)(e)	3,770,000	3,711,632
6.65%, 03/15/31 (a)	2,955,000	3,008,921
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)(c)	1,145,000	1,168,362
FS KKR Capital Corp.
6.13%, 01/15/30 (a)	2,700,000	2,699,641
GATX Corp.
4.00%, 06/30/30 (a)	1,940,000	1,837,526
1.90%, 06/01/31 (a)	1,590,000	1,299,917
3.50%, 06/01/32 (a)	1,480,000	1,308,897
4.90%, 03/15/33 (a)	1,770,000	1,709,059
5.45%, 09/15/33 (a)	1,565,000	1,569,900
6.05%, 03/15/34 (a)	2,000,000	2,092,057
6.90%, 05/01/34 (a)	1,500,000	1,648,512
North Haven Private Income Fund LLC
5.75%, 02/01/30 (a)(e)	1,175,000	1,146,839
Sixth Street Lending Partners
5.75%, 01/15/30 (a)(e)	2,285,000	2,240,493
		82,947,190
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Financial Other 0.1%
ORIX Corp.
2.25%, 03/09/31	1,940,000	1,630,333
4.00%, 04/13/32	1,805,000	1,661,081
5.20%, 09/13/32	1,930,000	1,915,442
		5,206,856
Insurance 5.0%
ACE Capital Trust II
9.70%, 04/01/30	1,245,000	1,487,334
Aflac, Inc.
3.60%, 04/01/30 (a)	4,000,000	3,759,206
Alleghany Corp.
3.63%, 05/15/30 (a)	2,045,000	1,923,969
Allstate Corp.
1.45%, 12/15/30 (a)	2,330,000	1,896,091
5.25%, 03/30/33 (a)	2,990,000	2,984,281
5.35%, 06/01/33	1,405,000	1,415,297
American Financial Group, Inc.
5.25%, 04/02/30 (a)	1,215,000	1,230,568
American International Group, Inc.
3.40%, 06/30/30 (a)	1,325,000	1,223,751
5.13%, 03/27/33 (a)	2,850,000	2,820,922
Aon Corp.
2.80%, 05/15/30 (a)	3,840,000	3,421,091
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	1,525,000	1,259,080
2.60%, 12/02/31 (a)	2,140,000	1,816,501
5.00%, 09/12/32 (a)	2,110,000	2,076,641
5.35%, 02/28/33 (a)	2,895,000	2,882,121
Aon North America, Inc.
5.30%, 03/01/31 (a)	2,480,000	2,494,426
5.45%, 03/01/34 (a)	6,775,000	6,771,012
Arch Capital Group Ltd.
7.35%, 05/01/34	1,230,000	1,391,265
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	1,640,000	1,373,124
5.00%, 02/15/32 (a)	2,000,000	1,974,600
5.50%, 03/02/33 (a)	1,430,000	1,440,725
6.50%, 02/15/34 (a)	1,490,000	1,600,729
5.45%, 07/15/34 (a)	2,020,000	2,029,603
Assurant, Inc.
3.70%, 02/22/30 (a)	1,310,000	1,220,666
2.65%, 01/15/32 (a)	1,425,000	1,195,333
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	2,050,000	1,812,682
Athene Holding Ltd.
6.15%, 04/03/30 (a)	2,045,000	2,125,541
3.50%, 01/15/31 (a)	1,930,000	1,744,056
6.65%, 02/01/33 (a)	1,890,000	2,008,580
5.88%, 01/15/34 (a)	2,285,000	2,318,534
6.63%, 10/15/54 (a)(b)	2,200,000	2,199,020
AXA SA
8.60%, 12/15/30	3,455,000	4,066,040
AXIS Specialty Finance LLC
4.90%, 01/15/40 (a)(b)	1,745,000	1,637,568
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	2,000,000	1,745,296
1.45%, 10/15/30 (a)	2,780,000	2,327,905
2.88%, 03/15/32 (a)	4,085,000	3,576,154
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)(c)	2,330,000	2,381,261
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown & Brown, Inc.
2.38%, 03/15/31 (a)	2,875,000	2,418,480
4.20%, 03/17/32 (a)	2,310,000	2,133,020
5.65%, 06/11/34 (a)	2,325,000	2,329,421
Centene Corp.
3.38%, 02/15/30 (a)	8,060,000	7,181,046
3.00%, 10/15/30 (a)	8,865,000	7,653,219
2.50%, 03/01/31 (a)	8,435,000	6,967,606
2.63%, 08/01/31 (a)	5,125,000	4,220,073
Chubb INA Holdings LLC
1.38%, 09/15/30 (a)	3,815,000	3,167,546
5.00%, 03/15/34 (a)	6,260,000	6,189,843
Cincinnati Financial Corp.
6.13%, 11/01/34	1,405,000	1,462,748
CNA Financial Corp.
2.05%, 08/15/30 (a)	1,820,000	1,562,717
5.50%, 06/15/33 (a)	1,915,000	1,934,353
5.13%, 02/15/34 (a)	2,015,000	1,979,834
CNO Financial Group, Inc.
6.45%, 06/15/34 (a)	2,705,000	2,795,860
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	5,790,000	5,271,864
6.05%, 09/15/33 (a)	2,100,000	2,173,008
5.75%, 01/15/34 (a)	2,960,000	3,017,768
6.38%, 09/15/54 (a)(b)	2,950,000	2,942,977
Elevance Health, Inc.
4.75%, 02/15/30 (a)	2,975,000	2,939,858
2.25%, 05/15/30 (a)	4,085,000	3,547,633
2.55%, 03/15/31 (a)	3,950,000	3,393,655
4.95%, 11/01/31 (a)	2,500,000	2,459,691
4.10%, 05/15/32 (a)	2,270,000	2,098,953
5.50%, 10/15/32 (a)	2,830,000	2,857,980
4.75%, 02/15/33 (a)	3,845,000	3,685,948
5.38%, 06/15/34 (a)	4,210,000	4,175,253
5.95%, 12/15/34	1,345,000	1,396,544
Enstar Group Ltd.
3.10%, 09/01/31 (a)	1,965,000	1,682,083
Equitable Holdings, Inc.
5.59%, 01/11/33 (a)	1,945,000	1,965,974
F&G Annuities & Life, Inc.
6.25%, 10/04/34 (a)	2,040,000	1,985,838
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (a)	2,660,000	2,596,913
3.38%, 03/03/31 (a)	2,325,000	2,075,854
5.63%, 08/16/32 (a)	3,045,000	3,082,406
6.00%, 12/07/33 (a)	2,790,000	2,880,290
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	2,435,000	2,209,997
2.45%, 03/15/31 (a)	2,525,000	2,130,929
First American Financial Corp.
4.00%, 05/15/30 (a)	1,785,000	1,665,647
2.40%, 08/15/31 (a)	2,490,000	2,049,804
5.45%, 09/30/34 (a)	1,715,000	1,655,836
Globe Life, Inc.
2.15%, 08/15/30 (a)	1,620,000	1,372,125
4.80%, 06/15/32 (a)	1,595,000	1,539,351
5.85%, 09/15/34 (a)	1,805,000	1,814,200
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	1,240,000	1,067,910
Humana, Inc.
4.88%, 04/01/30 (a)	2,055,000	2,012,141
5.38%, 04/15/31 (a)	4,935,000	4,895,906
2.15%, 02/03/32 (a)	2,885,000	2,298,575
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 03/01/33 (a)	3,050,000	3,060,982
5.95%, 03/15/34 (a)	3,250,000	3,276,309
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	2,035,000	1,737,195
5.67%, 06/08/32 (a)	1,385,000	1,396,699
Kemper Corp.
2.40%, 09/30/30 (a)	1,615,000	1,371,641
3.80%, 02/23/32 (a)	1,635,000	1,440,103
Lincoln National Corp.
3.05%, 01/15/30 (a)(c)	1,890,000	1,702,812
3.40%, 01/15/31 (a)	1,990,000	1,789,630
3.40%, 03/01/32 (a)	1,265,000	1,109,977
5.85%, 03/15/34 (a)	1,425,000	1,446,058
Loews Corp.
3.20%, 05/15/30 (a)	1,955,000	1,801,098
Manulife Financial Corp.
3.70%, 03/16/32 (a)	3,025,000	2,766,314
Marsh & McLennan Cos., Inc.
4.65%, 03/15/30 (a)	3,345,000	3,304,767
2.25%, 11/15/30 (a)	3,250,000	2,804,875
4.85%, 11/15/31 (a)	3,675,000	3,625,950
2.38%, 12/15/31 (a)	1,645,000	1,380,115
5.75%, 11/01/32 (a)	2,150,000	2,224,609
5.88%, 08/01/33	1,330,000	1,391,767
5.40%, 09/15/33 (a)	2,325,000	2,355,381
5.15%, 03/15/34 (a)	2,100,000	2,091,707
MetLife, Inc.
4.55%, 03/23/30 (a)	3,950,000	3,899,417
6.50%, 12/15/32	2,450,000	2,668,542
5.38%, 07/15/33 (a)	3,765,000	3,811,186
6.38%, 06/15/34	3,200,000	3,448,904
5.30%, 12/15/34 (a)	2,750,000	2,742,546
Old Republic International Corp.
5.75%, 03/28/34 (a)	1,660,000	1,664,751
PartnerRe Finance B LLC
4.50%, 10/01/50 (a)(b)	910,000	841,995
Primerica, Inc.
2.80%, 11/19/31 (a)	2,345,000	2,006,140
Principal Financial Group, Inc.
2.13%, 06/15/30 (a)	2,400,000	2,068,639
5.38%, 03/15/33 (a)	1,640,000	1,643,412
Progressive Corp.
3.20%, 03/26/30 (a)	2,035,000	1,880,318
3.00%, 03/15/32 (a)	1,760,000	1,547,466
6.25%, 12/01/32	1,675,000	1,801,780
4.95%, 06/15/33 (a)	2,030,000	2,010,179
Prudential Financial, Inc.
2.10%, 03/10/30 (a)	1,970,000	1,737,443
5.75%, 07/15/33	1,745,000	1,821,231
3.70%, 10/01/50 (a)(b)	2,950,000	2,627,094
5.13%, 03/01/52 (a)(b)	3,775,000	3,594,106
6.00%, 09/01/52 (a)(b)	4,425,000	4,431,299
6.75%, 03/01/53 (a)(b)	2,355,000	2,455,587
6.50%, 03/15/54 (a)(b)	3,960,000	4,078,021
Prudential Funding Asia PLC
3.13%, 04/14/30	3,845,000	3,488,055
3.63%, 03/24/32 (a)	1,450,000	1,312,389
Reinsurance Group of America, Inc.
3.15%, 06/15/30 (a)	2,485,000	2,243,765
6.00%, 09/15/33 (a)	1,520,000	1,562,160
5.75%, 09/15/34 (a)	2,515,000	2,535,121
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	3,040,000	3,055,382
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	1,680,000	1,459,905
Travelers Property Casualty Corp.
6.38%, 03/15/33	2,030,000	2,229,394
UnitedHealth Group, Inc.
4.80%, 01/15/30 (a)	4,950,000	4,927,391
5.30%, 02/15/30 (a)	4,950,000	5,032,380
2.00%, 05/15/30 (a)	4,960,000	4,275,005
4.90%, 04/15/31 (a)	3,730,000	3,709,965
2.30%, 05/15/31 (a)	5,715,000	4,863,183
4.95%, 01/15/32 (a)	5,930,000	5,860,508
4.20%, 05/15/32 (a)	5,795,000	5,464,051
5.35%, 02/15/33 (a)	7,890,000	7,940,452
4.50%, 04/15/33 (a)	5,935,000	5,632,610
5.00%, 04/15/34 (a)	4,955,000	4,837,429
5.15%, 07/15/34 (a)	7,765,000	7,660,252
Voya Financial, Inc.
5.00%, 09/20/34 (a)	1,650,000	1,562,648
Willis North America, Inc.
5.35%, 05/15/33 (a)	2,873,000	2,856,435
		389,936,175
REITs 4.1%
Agree LP
2.90%, 10/01/30 (a)	1,380,000	1,222,707
4.80%, 10/01/32 (a)	1,165,000	1,115,488
2.60%, 06/15/33 (a)	1,320,000	1,062,193
5.63%, 06/15/34 (a)	1,745,000	1,752,384
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30 (a)	1,800,000	1,756,748
4.90%, 12/15/30 (a)	2,675,000	2,635,665
3.38%, 08/15/31 (a)	3,065,000	2,745,186
2.00%, 05/18/32 (a)	3,470,000	2,767,151
1.88%, 02/01/33 (a)	3,870,000	2,982,070
2.95%, 03/15/34 (a)	3,200,000	2,636,494
American Assets Trust LP
3.38%, 02/01/31 (a)	1,925,000	1,678,562
6.15%, 10/01/34 (a)	2,065,000	2,055,744
American Homes 4 Rent LP
2.38%, 07/15/31 (a)	1,710,000	1,430,596
3.63%, 04/15/32 (a)	2,290,000	2,048,003
5.50%, 02/01/34 (a)	2,280,000	2,270,613
5.50%, 07/15/34 (a)	1,900,000	1,885,662
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	1,965,000	1,883,060
AvalonBay Communities, Inc.
2.30%, 03/01/30 (a)	2,905,000	2,555,456
2.45%, 01/15/31 (a)	2,202,000	1,908,188
2.05%, 01/15/32 (a)	2,810,000	2,327,706
5.00%, 02/15/33 (a)	1,430,000	1,408,864
5.30%, 12/07/33 (a)	1,585,000	1,588,222
5.35%, 06/01/34 (a)	1,485,000	1,492,780
Boston Properties LP
2.90%, 03/15/30 (a)	2,725,000	2,409,824
3.25%, 01/30/31 (a)	4,755,000	4,182,638
2.55%, 04/01/32 (a)	3,350,000	2,713,915
2.45%, 10/01/33 (a)	3,420,000	2,638,068
6.50%, 01/15/34 (a)	2,940,000	3,083,384
Brixmor Operating Partnership LP
4.05%, 07/01/30 (a)	3,235,000	3,057,863
2.50%, 08/16/31 (a)	1,800,000	1,513,885
5.50%, 02/15/34 (a)	1,640,000	1,626,393
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	1,455,000	1,204,599
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Camden Property Trust
2.80%, 05/15/30 (a)	3,130,000	2,808,780
4.90%, 01/15/34 (a)	1,435,000	1,393,108
COPT Defense Properties LP
2.75%, 04/15/31 (a)	2,335,000	1,994,186
2.90%, 12/01/33 (a)	1,540,000	1,238,338
Cousins Properties LP
5.38%, 02/15/32 (a)	1,750,000	1,721,090
5.88%, 10/01/34 (a)	1,945,000	1,951,051
CubeSmart LP
3.00%, 02/15/30 (a)	1,380,000	1,242,384
2.00%, 02/15/31 (a)	1,650,000	1,370,205
2.50%, 02/15/32 (a)	1,980,000	1,656,227
DOC Dr. LLC
2.63%, 11/01/31 (a)	2,045,000	1,730,852
EPR Properties
3.60%, 11/15/31 (a)	1,625,000	1,422,563
ERP Operating LP
2.50%, 02/15/30 (a)	2,370,000	2,108,026
1.85%, 08/01/31 (a)	1,833,000	1,512,581
4.65%, 09/15/34 (a)	2,505,000	2,375,821
Essential Properties LP
2.95%, 07/15/31 (a)	1,690,000	1,440,902
Essex Portfolio LP
3.00%, 01/15/30 (a)	1,975,000	1,787,328
1.65%, 01/15/31 (a)	1,435,000	1,169,280
2.55%, 06/15/31 (a)	860,000	730,986
2.65%, 03/15/32 (a)	2,505,000	2,113,258
5.50%, 04/01/34 (a)	2,195,000	2,197,370
Extra Space Storage LP
5.50%, 07/01/30 (a)	1,720,000	1,749,487
2.20%, 10/15/30 (a)	1,515,000	1,292,788
5.90%, 01/15/31 (a)	2,390,000	2,467,447
2.55%, 06/01/31 (a)	1,910,000	1,625,355
2.40%, 10/15/31 (a)	2,315,000	1,925,559
2.35%, 03/15/32 (a)	2,235,000	1,827,262
5.40%, 02/01/34 (a)	2,405,000	2,387,467
Federal Realty OP LP
3.50%, 06/01/30 (a)	1,528,000	1,402,116
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	2,360,000	2,118,608
2.00%, 03/15/31 (a)	2,950,000	2,414,345
Healthpeak OP LLC
3.00%, 01/15/30 (a)	3,055,000	2,769,066
2.88%, 01/15/31 (a)	2,470,000	2,176,088
5.25%, 12/15/32 (a)	2,865,000	2,845,693
Highwoods Realty LP
3.05%, 02/15/30 (a)	1,640,000	1,448,148
2.60%, 02/01/31 (a)	1,475,000	1,231,299
7.65%, 02/01/34 (a)	1,355,000	1,506,036
Host Hotels & Resorts LP
3.50%, 09/15/30 (a)	2,995,000	2,714,220
2.90%, 12/15/31 (a)	1,800,000	1,533,578
5.70%, 07/01/34 (a)	2,245,000	2,242,905
Invitation Homes Operating Partnership LP
5.45%, 08/15/30 (a)	1,720,000	1,742,949
2.00%, 08/15/31 (a)	2,320,000	1,885,677
4.15%, 04/15/32 (a)	2,325,000	2,144,206
5.50%, 08/15/33 (a)	1,565,000	1,556,710
2.70%, 01/15/34 (a)	1,680,000	1,341,040
Kilroy Realty LP
3.05%, 02/15/30 (a)	2,025,000	1,775,709
2.50%, 11/15/32 (a)	1,704,000	1,323,007
2.65%, 11/15/33 (a)	1,840,000	1,407,876
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kimco Realty OP LLC
2.70%, 10/01/30 (a)	2,055,000	1,822,816
2.25%, 12/01/31 (a)	1,620,000	1,344,258
3.20%, 04/01/32 (a)	2,240,000	1,968,387
4.60%, 02/01/33 (a)	2,530,000	2,410,764
6.40%, 03/01/34 (a)	2,125,000	2,263,077
Kite Realty Group LP
4.95%, 12/15/31 (a)	1,360,000	1,322,516
5.50%, 03/01/34 (a)	1,405,000	1,396,856
Kite Realty Group Trust
4.75%, 09/15/30 (a)	1,465,000	1,432,325
LXP Industrial Trust
2.70%, 09/15/30 (a)	1,685,000	1,457,801
2.38%, 10/01/31 (a)	1,580,000	1,284,910
Mid-America Apartments LP
2.75%, 03/15/30 (a)	1,320,000	1,181,638
1.70%, 02/15/31 (a)	1,575,000	1,296,234
5.30%, 02/15/32 (a)	1,695,000	1,703,986
5.00%, 03/15/34 (a)	1,345,000	1,308,654
National Health Investors, Inc.
3.00%, 02/01/31 (a)	1,620,000	1,391,894
NNN REIT, Inc.
2.50%, 04/15/30 (a)	1,500,000	1,313,915
5.60%, 10/15/33 (a)	1,930,000	1,946,125
5.50%, 06/15/34 (a)	1,955,000	1,950,418
Omega Healthcare Investors, Inc.
3.38%, 02/01/31 (a)	2,704,000	2,400,093
3.25%, 04/15/33 (a)	2,890,000	2,417,531
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	1,275,000	1,067,466
5.75%, 07/15/34 (a)	1,430,000	1,433,976
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	1,170,000	1,005,055
2.75%, 04/01/32 (a)	1,240,000	988,215
Prologis LP
2.25%, 04/15/30 (a)	4,005,000	3,503,906
1.75%, 07/01/30 (a)	1,360,000	1,148,247
1.25%, 10/15/30 (a)	2,955,000	2,422,179
1.75%, 02/01/31 (a)	1,825,000	1,514,647
1.63%, 03/15/31 (a)	1,620,000	1,322,000
2.25%, 01/15/32 (a)	2,000,000	1,665,144
4.63%, 01/15/33 (a)	2,460,000	2,372,660
4.75%, 06/15/33 (a)	2,835,000	2,743,903
5.13%, 01/15/34 (a)	2,820,000	2,780,621
5.00%, 03/15/34 (a)	3,215,000	3,142,624
Public Storage Operating Co.
2.30%, 05/01/31 (a)	2,650,000	2,265,541
2.25%, 11/09/31 (a)	2,260,000	1,890,815
5.10%, 08/01/33 (a)	2,685,000	2,670,159
Realty Income Corp.
3.40%, 01/15/30 (a)	2,005,000	1,864,243
4.85%, 03/15/30 (a)	2,450,000	2,436,386
3.25%, 01/15/31 (a)	3,830,000	3,458,860
3.20%, 02/15/31 (a)	1,735,000	1,558,361
2.70%, 02/15/32 (a)	1,400,000	1,188,251
5.63%, 10/13/32 (a)	2,905,000	2,968,987
2.85%, 12/15/32 (a)	2,590,000	2,186,858
1.80%, 03/15/33 (a)	1,595,000	1,222,293
4.90%, 07/15/33 (a)	2,335,000	2,264,889
5.13%, 02/15/34 (a)	3,080,000	3,021,841
Regency Centers LP
3.70%, 06/15/30 (a)	2,425,000	2,265,749
5.25%, 01/15/34 (a)	1,640,000	1,618,350
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	1,530,000	1,281,948
2.15%, 09/01/31 (a)	1,610,000	1,310,681
Sabra Health Care LP
3.20%, 12/01/31 (a)	3,255,000	2,796,357
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	1,480,000	1,266,207
2.85%, 01/15/32 (a)	1,365,000	1,150,375
6.10%, 04/01/34 (a)	1,175,000	1,196,466
Simon Property Group LP
2.65%, 07/15/30 (a)	2,795,000	2,487,032
2.20%, 02/01/31 (a)	2,715,000	2,310,113
2.25%, 01/15/32 (a)	3,030,000	2,515,829
2.65%, 02/01/32 (a)	2,720,000	2,316,693
5.50%, 03/08/33 (a)	2,570,000	2,612,239
6.25%, 01/15/34 (a)	1,940,000	2,060,133
4.75%, 09/26/34 (a)	3,810,000	3,613,281
Store Capital LLC
2.75%, 11/18/30 (a)	1,435,000	1,237,606
2.70%, 12/01/31 (a)	1,565,000	1,287,939
Sun Communities Operating LP
2.70%, 07/15/31 (a)	2,850,000	2,397,548
4.20%, 04/15/32 (a)	2,440,000	2,228,262
5.70%, 01/15/33 (a)	1,555,000	1,548,164
Tanger Properties LP
2.75%, 09/01/31 (a)	1,510,000	1,274,793
UDR, Inc.
3.20%, 01/15/30 (a)	2,100,000	1,923,039
3.00%, 08/15/31 (a)	2,510,000	2,204,312
2.10%, 08/01/32 (a)	1,625,000	1,291,239
1.90%, 03/15/33 (a)	1,430,000	1,099,176
2.10%, 06/15/33 (a)	1,220,000	940,290
5.13%, 09/01/34 (a)	1,115,000	1,081,031
3.10%, 11/01/34 (a)	1,285,000	1,046,208
Ventas Realty LP
3.00%, 01/15/30 (a)	2,750,000	2,482,828
4.75%, 11/15/30 (a)	1,880,000	1,838,876
2.50%, 09/01/31 (a)	2,090,000	1,762,923
5.63%, 07/01/34 (a)	1,770,000	1,781,243
Welltower OP LLC
3.10%, 01/15/30 (a)	3,095,000	2,819,110
2.75%, 01/15/31 (a)	2,380,000	2,077,865
2.80%, 06/01/31 (a)	2,805,000	2,442,321
2.75%, 01/15/32 (a)	2,170,000	1,848,511
3.85%, 06/15/32 (a)	2,015,000	1,845,130
WP Carey, Inc.
2.40%, 02/01/31 (a)	2,065,000	1,756,134
2.45%, 02/01/32 (a)	1,475,000	1,216,095
2.25%, 04/01/33 (a)	1,710,000	1,349,294
5.38%, 06/30/34 (a)	1,540,000	1,527,810
		317,290,613
		2,869,818,072

Industrial 53.0%
Basic Industry 2.6%
Air Products & Chemicals, Inc.
2.05%, 05/15/30 (a)	3,670,000	3,185,966
4.75%, 02/08/31 (a)	2,275,000	2,260,174
4.80%, 03/03/33 (a)	2,335,000	2,294,025
4.85%, 02/08/34 (a)	4,510,000	4,405,117
Albemarle Corp.
5.05%, 06/01/32 (a)(c)	2,350,000	2,237,861
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	2,764,000	2,499,727
ArcelorMittal SA
6.80%, 11/29/32 (a)	4,025,000	4,302,711
6.00%, 06/17/34 (a)	1,890,000	1,918,564
BHP Billiton Finance USA Ltd.
5.25%, 09/08/30 (a)	3,805,000	3,867,623
4.90%, 02/28/33 (a)	2,910,000	2,863,168
5.25%, 09/08/33 (a)	5,695,000	5,724,957
Cabot Corp.
5.00%, 06/30/32 (a)	1,510,000	1,474,777
Celanese U.S. Holdings LLC
6.80%, 11/15/30 (a)	3,790,000	3,926,956
6.38%, 07/15/32 (a)	4,010,000	4,081,421
6.95%, 11/15/33 (a)	4,010,000	4,166,670
CF Industries, Inc.
5.15%, 03/15/34	3,020,000	2,936,178
Dow Chemical Co.
2.10%, 11/15/30 (a)	3,085,000	2,620,809
6.30%, 03/15/33 (a)(c)	2,445,000	2,594,637
5.15%, 02/15/34 (a)(c)	2,450,000	2,396,630
4.25%, 10/01/34 (a)	1,800,000	1,636,657
Eastman Chemical Co.
5.75%, 03/08/33 (a)	2,055,000	2,093,084
5.63%, 02/20/34 (a)	2,905,000	2,908,776
Ecolab, Inc.
4.80%, 03/24/30 (a)	2,640,000	2,643,158
1.30%, 01/30/31 (a)	2,220,000	1,798,335
2.13%, 02/01/32 (a)	2,640,000	2,195,094
EIDP, Inc.
2.30%, 07/15/30 (a)	1,848,000	1,615,748
4.80%, 05/15/33 (a)	2,335,000	2,268,864
FMC Corp.
5.65%, 05/18/33 (a)	1,870,000	1,850,830
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	1,735,000	1,653,635
4.63%, 08/01/30 (a)	2,265,000	2,196,481
5.40%, 11/14/34 (a)	2,985,000	2,951,778
Georgia-Pacific LLC
8.88%, 05/15/31	1,595,000	1,934,690
Huntsman International LLC
2.95%, 06/15/31 (a)	1,600,000	1,334,449
5.70%, 10/15/34 (a)	1,390,000	1,324,890
Kinross Gold Corp.
6.25%, 07/15/33 (a)	1,975,000	2,051,840
Linde, Inc.
1.10%, 08/10/30 (a)	2,690,000	2,224,157
Lubrizol Corp.
6.50%, 10/01/34	1,140,000	1,255,815
LYB International Finance III LLC
2.25%, 10/01/30 (a)	1,920,000	1,639,271
5.63%, 05/15/33 (a)	1,890,000	1,909,873
5.50%, 03/01/34 (a)	3,030,000	2,978,537
Mosaic Co.
5.45%, 11/15/33 (a)	2,040,000	2,020,477
NewMarket Corp.
2.70%, 03/18/31 (a)	1,605,000	1,366,082
Newmont Corp.
2.25%, 10/01/30 (a)	3,715,000	3,208,762
2.60%, 07/15/32 (a)	3,715,000	3,157,209
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	2,435,000	2,237,640
5.35%, 03/15/34 (a)	3,795,000	3,779,182
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nucor Corp.
2.70%, 06/01/30 (a)	1,975,000	1,764,396
3.13%, 04/01/32 (a)	2,215,000	1,942,192
Nutrien Ltd.
2.95%, 05/13/30 (a)	2,050,000	1,845,486
5.40%, 06/21/34 (a)	2,350,000	2,338,644
Packaging Corp. of America
5.70%, 12/01/33 (a)	1,605,000	1,641,795
PPG Industries, Inc.
2.55%, 06/15/30 (a)	1,160,000	1,025,739
Rayonier LP
2.75%, 05/17/31 (a)	1,790,000	1,518,710
Reliance, Inc.
2.15%, 08/15/30 (a)	2,000,000	1,707,624
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	1,605,000	1,773,868
6.13%, 12/15/33	3,020,000	3,188,316
Rio Tinto Finance USA PLC
5.00%, 03/09/33 (a)	2,495,000	2,494,431
RPM International, Inc.
2.95%, 01/15/32 (a)	1,170,000	1,007,225
Sherwin-Williams Co.
2.30%, 05/15/30 (a)	2,010,000	1,754,818
4.80%, 09/01/31 (a)	1,795,000	1,770,134
2.20%, 03/15/32 (a)	2,010,000	1,665,041
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(e)	2,695,000	2,705,412
5.44%, 04/03/34 (a)(e)	4,090,000	4,089,648
Steel Dynamics, Inc.
3.45%, 04/15/30 (a)	2,185,000	2,025,958
3.25%, 01/15/31 (a)	1,955,000	1,763,814
5.38%, 08/15/34 (a)	2,505,000	2,487,273
Suzano Austria GmbH
5.00%, 01/15/30 (a)	3,330,000	3,190,825
3.75%, 01/15/31 (a)	4,965,000	4,385,072
3.13%, 01/15/32 (a)	4,250,000	3,523,436
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	5,790,000	5,297,664
6.13%, 06/12/33 (a)	5,790,000	5,843,513
8.25%, 01/17/34	2,510,000	2,945,886
Westlake Corp.
3.38%, 06/15/30 (a)	1,155,000	1,058,965
WestRock MWV LLC
8.20%, 01/15/30	1,450,000	1,645,974
7.95%, 02/15/31	1,210,000	1,362,459
Weyerhaeuser Co.
4.00%, 04/15/30 (a)	3,010,000	2,852,280
7.38%, 03/15/32	2,540,000	2,831,509
3.38%, 03/09/33 (a)	1,840,000	1,599,512
WRKCo, Inc.
4.20%, 06/01/32 (a)	2,145,000	2,001,991
3.00%, 06/15/33 (a)	2,330,000	1,957,069
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	2,010,000	1,692,888
		200,692,852
Capital Goods 5.7%
3M Co.
3.05%, 04/15/30 (a)	2,335,000	2,142,068
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	1,840,000	1,566,343
AGCO Corp.
5.80%, 03/21/34 (a)	2,835,000	2,853,664
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	2,415,000	2,437,972
5.60%, 05/29/34 (a)	1,630,000	1,639,889
Amcor Finance USA, Inc.
5.63%, 05/26/33 (a)	1,935,000	1,959,308
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	2,110,000	1,849,864
2.69%, 05/25/31 (a)	2,965,000	2,552,593
Amphenol Corp.
2.80%, 02/15/30 (a)	3,680,000	3,329,319
2.20%, 09/15/31 (a)	2,900,000	2,431,681
5.25%, 04/05/34 (a)	2,245,000	2,254,755
AptarGroup, Inc.
3.60%, 03/15/32 (a)	1,605,000	1,444,409
Avery Dennison Corp.
2.65%, 04/30/30 (a)	1,930,000	1,712,879
2.25%, 02/15/32 (a)	2,095,000	1,714,357
5.75%, 03/15/33 (a)	1,560,000	1,608,836
Berry Global, Inc.
5.80%, 06/15/31 (a)(e)	3,020,000	3,077,726
5.65%, 01/15/34 (a)(e)	3,200,000	3,215,532
Boeing Co.
2.95%, 02/01/30 (a)	2,915,000	2,602,303
5.15%, 05/01/30 (a)	17,680,000	17,452,851
3.63%, 02/01/31 (a)	5,350,000	4,858,022
6.39%, 05/01/31 (a)	3,780,000	3,954,211
6.13%, 02/15/33	1,560,000	1,614,485
3.60%, 05/01/34 (a)	3,640,000	3,051,063
6.53%, 05/01/34 (a)	9,795,000	10,265,883
Carlisle Cos., Inc.
2.75%, 03/01/30 (a)	2,870,000	2,573,186
2.20%, 03/01/32 (a)	2,210,000	1,806,278
Carrier Global Corp.
2.72%, 02/15/30 (a)	7,995,000	7,155,739
2.70%, 02/15/31 (a)(e)	2,905,000	2,524,121
5.90%, 03/15/34 (a)	3,345,000	3,464,728
Caterpillar, Inc.
2.60%, 04/09/30 (a)	3,125,000	2,818,626
1.90%, 03/12/31 (a)	1,850,000	1,571,187
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	2,960,000	2,967,582
Deere & Co.
3.10%, 04/15/30 (a)	2,905,000	2,673,321
7.13%, 03/03/31	1,355,000	1,531,691
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	3,050,000	2,595,883
Eaton Corp.
4.00%, 11/02/32	2,910,000	2,723,830
4.15%, 03/15/33 (a)	4,970,000	4,673,604
Emerson Electric Co.
1.95%, 10/15/30 (a)	1,965,000	1,684,901
2.20%, 12/21/31 (a)	3,815,000	3,208,246
Ferguson Enterprises, Inc.
5.00%, 10/03/34 (a)	2,995,000	2,867,424
Flowserve Corp.
3.50%, 10/01/30 (a)	2,065,000	1,887,645
2.80%, 01/15/32 (a)	1,860,000	1,580,362
Fortune Brands Innovations, Inc.
4.00%, 03/25/32 (a)	1,740,000	1,606,362
5.88%, 06/01/33 (a)	2,405,000	2,466,422
GE Capital Funding LLC
4.55%, 05/15/32 (a)	2,235,000	2,154,041
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Dynamics Corp.
3.63%, 04/01/30 (a)	3,945,000	3,727,246
2.25%, 06/01/31 (a)	1,905,000	1,627,138
General Electric Co.
6.75%, 03/15/32	4,995,000	5,472,183
HEICO Corp.
5.35%, 08/01/33 (a)	2,310,000	2,306,997
Honeywell International, Inc.
4.70%, 02/01/30 (a)	3,780,000	3,762,660
1.95%, 06/01/30 (a)	4,120,000	3,553,426
1.75%, 09/01/31 (a)	5,725,000	4,694,945
4.95%, 09/01/31 (a)	2,130,000	2,132,562
4.75%, 02/01/32 (a)	2,495,000	2,454,938
5.00%, 02/15/33 (a)	4,190,000	4,168,254
4.50%, 01/15/34 (a)	4,030,000	3,847,075
Howmet Aerospace, Inc.
4.85%, 10/15/31 (a)	1,965,000	1,930,708
Hubbell, Inc.
2.30%, 03/15/31 (a)	1,265,000	1,075,920
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30 (a)	2,000,000	2,003,354
4.20%, 05/01/30 (a)	1,838,000	1,743,559
IDEX Corp.
3.00%, 05/01/30 (a)	2,080,000	1,883,330
2.63%, 06/15/31 (a)	1,935,000	1,665,688
Ingersoll Rand, Inc.
5.31%, 06/15/31 (a)	2,065,000	2,087,732
5.70%, 08/14/33 (a)	3,775,000	3,864,701
5.45%, 06/15/34 (a)	2,875,000	2,892,752
John Deere Capital Corp.
2.45%, 01/09/30	2,120,000	1,906,295
4.70%, 06/10/30	3,865,000	3,855,723
1.45%, 01/15/31	2,475,000	2,042,137
4.90%, 03/07/31	3,220,000	3,219,485
2.00%, 06/17/31	2,375,000	1,994,369
4.40%, 09/08/31	4,525,000	4,387,434
3.90%, 06/07/32	2,116,000	1,966,782
4.35%, 09/15/32	2,325,000	2,231,180
5.15%, 09/08/33	3,570,000	3,583,128
5.10%, 04/11/34	4,025,000	4,023,171
5.05%, 06/12/34	3,170,000	3,155,690
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	2,295,000	1,922,984
2.00%, 09/16/31 (a)	2,200,000	1,817,557
4.90%, 12/01/32 (a)	2,485,000	2,422,907
Kennametal, Inc.
2.80%, 03/01/31 (a)	1,265,000	1,088,532
L3Harris Technologies, Inc.
1.80%, 01/15/31 (a)	2,630,000	2,170,065
5.25%, 06/01/31 (a)	3,015,000	3,020,255
5.40%, 07/31/33 (a)	5,950,000	5,941,010
5.35%, 06/01/34 (a)	2,990,000	2,984,106
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	1,710,000	1,464,695
4.70%, 12/15/31 (a)	2,000,000	1,970,380
3.90%, 06/15/32 (a)	2,985,000	2,773,956
5.25%, 01/15/33 (a)	3,900,000	3,946,096
4.75%, 02/15/34 (a)	3,455,000	3,353,801
4.80%, 08/15/34 (a)	2,640,000	2,564,449
Martin Marietta Materials, Inc.
2.50%, 03/15/30 (a)	2,190,000	1,940,017
2.40%, 07/15/31 (a)	3,435,000	2,922,857
5.15%, 12/01/34 (a)	2,750,000	2,703,722
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Masco Corp.
2.00%, 10/01/30 (a)	1,385,000	1,166,411
2.00%, 02/15/31 (a)	2,320,000	1,947,005
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	2,065,000	1,907,898
Nordson Corp.
5.80%, 09/15/33 (a)	1,935,000	1,994,674
Northrop Grumman Corp.
4.40%, 05/01/30 (a)	3,193,000	3,109,723
4.70%, 03/15/33 (a)	3,910,000	3,793,217
4.90%, 06/01/34 (a)	3,030,000	2,955,950
nVent Finance SARL
2.75%, 11/15/31 (a)	1,215,000	1,024,142
5.65%, 05/15/33 (a)	1,915,000	1,915,594
Oshkosh Corp.
3.10%, 03/01/30 (a)	1,320,000	1,210,214
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	5,725,000	5,088,919
5.13%, 11/19/31 (a)	2,410,000	2,411,821
Owens Corning
3.50%, 02/15/30 (a)	1,580,000	1,469,520
3.88%, 06/01/30 (a)	1,205,000	1,135,729
5.70%, 06/15/34 (a)	3,095,000	3,147,957
Parker-Hannifin Corp.
4.20%, 11/21/34 (a)	2,030,000	1,878,911
Pentair Finance SARL
5.90%, 07/15/32 (a)	1,570,000	1,614,135
Regal Rexnord Corp.
6.30%, 02/15/30 (a)	3,975,000	4,090,512
6.40%, 04/15/33 (a)	4,875,000	5,035,000
Republic Services, Inc.
2.30%, 03/01/30 (a)	2,315,000	2,036,512
1.45%, 02/15/31 (a)	2,630,000	2,135,332
1.75%, 02/15/32 (a)	2,860,000	2,301,321
2.38%, 03/15/33 (a)	2,825,000	2,288,860
5.00%, 12/15/33 (a)	2,445,000	2,407,240
5.00%, 04/01/34 (a)	3,200,000	3,125,106
5.20%, 11/15/34 (a)	2,080,000	2,061,654
Rockwell Automation, Inc.
1.75%, 08/15/31 (a)	1,880,000	1,540,261
RTX Corp.
2.25%, 07/01/30 (a)	3,920,000	3,407,406
6.00%, 03/15/31 (a)	3,800,000	3,986,716
1.90%, 09/01/31 (a)	3,940,000	3,224,479
2.38%, 03/15/32 (a)	4,025,000	3,343,589
5.15%, 02/27/33 (a)	4,665,000	4,625,095
6.10%, 03/15/34 (a)	6,085,000	6,411,847
Sonoco Products Co.
3.13%, 05/01/30 (a)	2,560,000	2,304,626
2.85%, 02/01/32 (a)	1,975,000	1,678,213
5.00%, 09/01/34 (a)	2,540,000	2,410,708
Stanley Black & Decker, Inc.
2.30%, 03/15/30 (a)	3,070,000	2,663,319
3.00%, 05/15/32 (a)	1,970,000	1,688,115
Teledyne Technologies, Inc.
2.75%, 04/01/31 (a)	4,210,000	3,664,730
Textron, Inc.
3.00%, 06/01/30 (a)	2,640,000	2,372,619
2.45%, 03/15/31 (a)	1,755,000	1,494,156
6.10%, 11/15/33 (a)	1,390,000	1,450,592
Timken Co.
4.13%, 04/01/32 (a)	1,390,000	1,275,887
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	2,685,000	2,694,879
5.10%, 06/13/34 (a)	1,985,000	1,964,135
Veralto Corp.
5.45%, 09/18/33 (a)	2,795,000	2,806,751
Vontier Corp.
2.95%, 04/01/31 (a)	2,355,000	2,023,772
Vulcan Materials Co.
3.50%, 06/01/30 (a)	3,185,000	2,954,273
5.35%, 12/01/34 (a)	2,680,000	2,674,893
Waste Connections, Inc.
2.60%, 02/01/30 (a)	2,486,000	2,223,850
2.20%, 01/15/32 (a)	2,300,000	1,897,692
3.20%, 06/01/32 (a)	1,865,000	1,635,002
4.20%, 01/15/33 (a)	3,070,000	2,854,848
5.00%, 03/01/34 (a)	3,050,000	2,980,211
Waste Management, Inc.
4.63%, 02/15/30 (a)	3,210,000	3,178,557
4.65%, 03/15/30 (a)	2,685,000	2,652,345
1.50%, 03/15/31 (a)	3,870,000	3,151,162
4.95%, 07/03/31 (a)	2,830,000	2,833,528
4.80%, 03/15/32 (a)	2,800,000	2,752,270
4.15%, 04/15/32 (a)	3,871,000	3,657,991
4.63%, 02/15/33 (a)	2,130,000	2,071,953
4.88%, 02/15/34 (a)	4,770,000	4,681,152
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/34 (a)	1,945,000	1,970,440
WW Grainger, Inc.
4.45%, 09/15/34 (a)	1,945,000	1,854,110
Xylem, Inc.
2.25%, 01/30/31 (a)	2,075,000	1,769,449
		440,472,121
Communications 7.2%
America Movil SAB de CV
2.88%, 05/07/30 (a)	3,930,000	3,510,734
4.70%, 07/21/32 (a)	2,885,000	2,761,404
American Tower Corp.
2.90%, 01/15/30 (a)	3,135,000	2,823,983
5.00%, 01/31/30 (a)	2,200,000	2,188,163
2.10%, 06/15/30 (a)	3,150,000	2,699,554
1.88%, 10/15/30 (a)	3,185,000	2,666,509
2.70%, 04/15/31 (a)	2,710,000	2,341,086
2.30%, 09/15/31 (a)	2,790,000	2,319,868
4.05%, 03/15/32 (a)	2,445,000	2,267,637
5.65%, 03/15/33 (a)	3,075,000	3,116,064
5.55%, 07/15/33 (a)	3,220,000	3,243,796
5.90%, 11/15/33 (a)	2,965,000	3,056,399
5.45%, 02/15/34 (a)	2,530,000	2,531,477
AppLovin Corp.
5.38%, 12/01/31 (a)	3,805,000	3,808,019
5.50%, 12/01/34 (a)	3,960,000	3,925,267
AT&T, Inc.
4.30%, 02/15/30 (a)	12,500,000	12,104,283
2.75%, 06/01/31 (a)	11,755,000	10,231,684
2.25%, 02/01/32 (a)	10,005,000	8,271,932
2.55%, 12/01/33 (a)	14,610,000	11,775,093
5.40%, 02/15/34 (a)	10,720,000	10,770,297
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	2,470,000	2,010,254
5.10%, 05/11/33 (a)	3,430,000	3,334,575
5.20%, 02/15/34 (a)	2,635,000	2,571,893
British Telecommunications PLC
9.63%, 12/15/30 (f)	10,540,000	12,770,571
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (a)	6,280,000	5,302,104
2.30%, 02/01/32 (a)	4,040,000	3,202,591
4.40%, 04/01/33 (a)	4,000,000	3,575,006
6.65%, 02/01/34 (a)	3,385,000	3,486,295
6.55%, 06/01/34 (a)	5,950,000	6,092,181
Comcast Corp.
2.65%, 02/01/30 (a)	6,360,000	5,698,213
3.40%, 04/01/30 (a)	6,355,000	5,894,744
4.25%, 10/15/30 (a)	5,830,000	5,621,467
1.95%, 01/15/31 (a)	5,785,000	4,845,034
1.50%, 02/15/31 (a)	6,800,000	5,538,437
5.50%, 11/15/32 (a)	3,810,000	3,901,342
4.25%, 01/15/33	6,725,000	6,277,326
4.65%, 02/15/33 (a)	4,000,000	3,862,315
7.05%, 03/15/33	2,810,000	3,131,114
4.80%, 05/15/33 (a)	4,000,000	3,887,486
5.30%, 06/01/34 (a)	5,175,000	5,169,477
4.20%, 08/15/34 (a)	4,005,000	3,669,315
Crown Castle, Inc.
3.30%, 07/01/30 (a)	2,705,000	2,459,662
2.25%, 01/15/31 (a)	4,105,000	3,452,046
2.10%, 04/01/31 (a)	3,955,000	3,275,033
2.50%, 07/15/31 (a)	3,025,000	2,549,735
5.10%, 05/01/33 (a)	3,230,000	3,151,342
5.80%, 03/01/34 (a)	3,015,000	3,073,476
5.20%, 09/01/34 (a)	2,695,000	2,628,699
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	13,835,000	16,084,965
9.25%, 06/01/32	2,045,000	2,539,273
Discovery Communications LLC
3.63%, 05/15/30 (a)	4,130,000	3,674,335
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	2,955,000	2,456,007
Fox Corp.
3.50%, 04/08/30 (a)	2,376,000	2,207,406
6.50%, 10/13/33 (a)	4,975,000	5,240,862
Grupo Televisa SAB
8.50%, 03/11/32	1,230,000	1,349,094
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	2,690,000	2,655,159
2.40%, 03/01/31 (a)	1,920,000	1,635,271
5.38%, 06/15/33 (a)	1,135,000	1,126,465
Koninklijke KPN NV
8.38%, 10/01/30	2,210,000	2,549,474
Meta Platforms, Inc.
4.80%, 05/15/30 (a)	4,035,000	4,067,522
4.55%, 08/15/31 (a)	4,035,000	3,967,898
3.85%, 08/15/32 (a)	11,795,000	10,964,766
4.95%, 05/15/33 (a)	6,460,000	6,471,001
4.75%, 08/15/34 (a)	9,910,000	9,649,988
Netflix, Inc.
4.90%, 08/15/34 (a)	4,010,000	3,936,937
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	2,355,000	2,068,894
4.20%, 06/01/30 (a)	2,355,000	2,262,002
2.60%, 08/01/31 (a)	3,140,000	2,685,395
5.30%, 11/01/34 (a)	2,520,000	2,486,126
Orange SA
9.00%, 03/01/31	9,675,000	11,537,528
Paramount Global
7.88%, 07/30/30	3,150,000	3,413,103
4.95%, 01/15/31 (a)	4,780,000	4,471,536
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 05/19/32 (a)	4,055,000	3,577,164
5.50%, 05/15/33	1,725,000	1,622,001
Rogers Communications, Inc.
3.80%, 03/15/32 (a)	7,705,000	6,928,888
5.30%, 02/15/34 (a)	4,960,000	4,836,227
Sprint Capital Corp.
8.75%, 03/15/32	7,895,000	9,438,881
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	1,975,000	1,824,603
5.60%, 06/12/34 (a)	1,230,000	1,240,862
Telefonica Europe BV
8.25%, 09/15/30	5,010,000	5,717,340
TELUS Corp.
3.40%, 05/13/32 (a)	3,630,000	3,203,743
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	4,000,000	4,500,546
T-Mobile USA, Inc.
3.88%, 04/15/30 (a)	27,375,000	25,770,602
2.55%, 02/15/31 (a)	9,950,000	8,561,690
2.88%, 02/15/31 (a)	3,930,000	3,449,213
3.50%, 04/15/31 (a)	9,715,000	8,813,521
2.25%, 11/15/31 (a)	4,030,000	3,348,814
2.70%, 03/15/32 (a)	3,980,000	3,369,052
5.20%, 01/15/33 (a)	5,000,000	4,953,340
5.05%, 07/15/33 (a)	9,970,000	9,766,162
5.75%, 01/15/34 (a)	3,965,000	4,067,207
5.15%, 04/15/34 (a)	4,690,000	4,611,479
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	2,055,000	2,295,907
Verizon Communications, Inc.
3.15%, 03/22/30 (a)	6,065,000	5,552,717
1.50%, 09/18/30 (a)	4,125,000	3,424,361
1.68%, 10/30/30 (a)	4,510,000	3,751,948
7.75%, 12/01/30	2,155,000	2,441,804
1.75%, 01/20/31 (a)	8,115,000	6,691,451
2.55%, 03/21/31 (a)	14,470,000	12,469,984
2.36%, 03/15/32 (a)	17,700,000	14,682,118
5.05%, 05/09/33 (a)	4,090,000	4,046,113
4.50%, 08/10/33	8,550,000	8,065,330
6.40%, 09/15/33	1,545,000	1,671,420
4.40%, 11/01/34 (a)	7,550,000	6,994,778
Vodafone Group PLC
7.88%, 02/15/30	1,870,000	2,117,348
6.25%, 11/30/32	1,960,000	2,101,827
Walt Disney Co.
3.80%, 03/22/30	4,705,000	4,506,236
2.65%, 01/13/31	9,840,000	8,702,644
6.55%, 03/15/33	1,375,000	1,512,377
6.20%, 12/15/34	4,000,000	4,356,909
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	19,525,000	17,209,214
Weibo Corp.
3.38%, 07/08/30 (a)	2,955,000	2,646,279
		561,188,089
Consumer Cyclical 7.3%
Alibaba Group Holding Ltd.
4.88%, 05/26/30 (a)(e)	3,700,000	3,667,097
2.13%, 02/09/31 (a)	5,920,000	4,987,975
4.50%, 11/28/34 (a)	2,885,000	2,674,040
Amazon.com, Inc.
1.50%, 06/03/30 (a)	10,175,000	8,635,389
2.10%, 05/12/31 (a)	11,325,000	9,676,514
3.60%, 04/13/32 (a)	10,475,000	9,695,287
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 12/01/32 (a)	8,455,000	8,414,045
4.80%, 12/05/34 (a)	3,500,000	3,486,740
American Honda Finance Corp.
4.60%, 04/17/30	2,800,000	2,751,639
5.85%, 10/04/30	2,000,000	2,083,298
1.80%, 01/13/31	2,250,000	1,858,081
5.05%, 07/10/31	2,905,000	2,874,249
4.85%, 10/23/31	2,750,000	2,693,453
4.90%, 01/10/34	2,870,000	2,757,759
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32 (a)	3,320,000	2,866,449
5.15%, 09/13/34 (a)	2,215,000	2,097,522
AutoNation, Inc.
4.75%, 06/01/30 (a)	2,125,000	2,056,943
2.40%, 08/01/31 (a)	1,715,000	1,415,366
3.85%, 03/01/32 (a)	2,760,000	2,477,164
AutoZone, Inc.
4.00%, 04/15/30 (a)	2,830,000	2,697,247
1.65%, 01/15/31 (a)	2,330,000	1,916,704
4.75%, 08/01/32 (a)	2,860,000	2,768,305
4.75%, 02/01/33 (a)	2,180,000	2,094,313
5.20%, 08/01/33 (a)	1,485,000	1,464,768
6.55%, 11/01/33 (a)	1,935,000	2,083,653
5.40%, 07/15/34 (a)	2,710,000	2,696,634
Best Buy Co., Inc.
1.95%, 10/01/30 (a)	2,725,000	2,297,564
Block Financial LLC
3.88%, 08/15/30 (a)	2,575,000	2,378,048
Booking Holdings, Inc.
4.63%, 04/13/30 (a)	6,025,000	5,970,802
BorgWarner, Inc.
5.40%, 08/15/34 (a)	1,920,000	1,891,302
CBRE Services, Inc.
2.50%, 04/01/31 (a)	1,985,000	1,692,195
5.95%, 08/15/34 (a)	3,910,000	4,040,381
Choice Hotels International, Inc.
3.70%, 01/15/31 (a)	1,905,000	1,714,876
5.85%, 08/01/34 (a)	2,355,000	2,362,096
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	6,585,000	5,636,699
1.75%, 04/20/32 (a)	4,005,000	3,262,085
Cummins, Inc.
1.50%, 09/01/30 (a)	3,380,000	2,829,114
5.15%, 02/20/34 (a)	2,730,000	2,735,393
Darden Restaurants, Inc.
6.30%, 10/10/33 (a)	1,935,000	2,029,279
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	2,885,000	2,528,808
Dollar General Corp.
3.50%, 04/03/30 (a)	3,825,000	3,511,320
5.00%, 11/01/32 (a)(c)	2,765,000	2,654,224
5.45%, 07/05/33 (a)(c)	4,095,000	4,026,466
Dollar Tree, Inc.
2.65%, 12/01/31 (a)	3,160,000	2,668,992
DR Horton, Inc.
5.00%, 10/15/34 (a)	2,780,000	2,687,030
eBay, Inc.
2.70%, 03/11/30 (a)	3,565,000	3,198,765
2.60%, 05/10/31 (a)	3,110,000	2,683,689
6.30%, 11/22/32 (a)	1,800,000	1,914,482
Expedia Group, Inc.
3.25%, 02/15/30 (a)	4,765,000	4,394,425
2.95%, 03/15/31 (a)	1,855,000	1,635,303
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ford Motor Co.
9.63%, 04/22/30 (a)	1,790,000	2,068,619
7.45%, 07/16/31	4,295,000	4,619,282
3.25%, 02/12/32 (a)	9,315,000	7,754,071
6.10%, 08/19/32 (a)	6,865,000	6,837,419
Ford Motor Credit Co. LLC
7.35%, 03/06/30 (a)	4,610,000	4,882,635
7.20%, 06/10/30 (a)	3,440,000	3,624,055
4.00%, 11/13/30 (a)	6,590,000	5,935,382
6.05%, 03/05/31 (a)	4,030,000	4,024,110
3.63%, 06/17/31 (a)	4,080,000	3,531,038
6.05%, 11/05/31 (a)	4,830,000	4,793,518
7.12%, 11/07/33 (a)	5,005,000	5,228,479
6.13%, 03/08/34 (a)	6,250,000	6,115,651
General Motors Co.
5.60%, 10/15/32 (a)	5,050,000	5,095,688
General Motors Financial Co., Inc.
5.85%, 04/06/30 (a)	4,070,000	4,162,177
3.60%, 06/21/30 (a)	4,200,000	3,851,494
2.35%, 01/08/31 (a)	4,100,000	3,439,476
5.75%, 02/08/31 (a)	3,845,000	3,896,161
2.70%, 06/10/31 (a)	3,810,000	3,230,214
5.60%, 06/18/31 (a)	3,865,000	3,882,082
3.10%, 01/12/32 (a)	4,825,000	4,132,131
6.40%, 01/09/33 (a)	3,795,000	3,935,196
6.10%, 01/07/34 (a)	5,970,000	6,064,476
5.95%, 04/04/34 (a)	5,050,000	5,077,419
5.45%, 09/06/34 (a)(c)	2,950,000	2,864,776
Genuine Parts Co.
1.88%, 11/01/30 (a)	1,905,000	1,591,088
2.75%, 02/01/32 (a)	1,820,000	1,536,869
6.88%, 11/01/33 (a)	1,450,000	1,592,477
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30 (a)	2,640,000	2,455,306
4.00%, 01/15/31 (a)	2,820,000	2,584,554
3.25%, 01/15/32 (a)	3,192,000	2,743,804
6.75%, 12/01/33 (a)	1,680,000	1,782,470
5.63%, 09/15/34 (a)	2,920,000	2,869,448
Home Depot, Inc.
2.70%, 04/15/30 (a)	5,650,000	5,089,212
1.38%, 03/15/31 (a)	4,845,000	3,926,488
4.85%, 06/25/31 (a)	3,935,000	3,932,919
1.88%, 09/15/31 (a)	4,145,000	3,426,326
3.25%, 04/15/32 (a)	5,145,000	4,595,008
4.50%, 09/15/32 (a)	4,790,000	4,665,363
4.95%, 06/25/34 (a)	6,940,000	6,847,018
Honda Motor Co. Ltd.
2.97%, 03/10/32 (a)	2,725,000	2,363,139
Hyatt Hotels Corp.
5.75%, 04/23/30 (a)(g)	1,730,000	1,770,420
5.38%, 12/15/31 (a)	1,805,000	1,797,403
5.50%, 06/30/34 (a)	1,410,000	1,400,226
JD.com, Inc.
3.38%, 01/14/30 (a)	2,725,000	2,519,130
Las Vegas Sands Corp.
6.20%, 08/15/34 (a)	2,000,000	2,014,104
Lear Corp.
3.50%, 05/30/30 (a)	1,395,000	1,274,342
2.60%, 01/15/32 (a)	1,480,000	1,234,060
LKQ Corp.
6.25%, 06/15/33 (a)	2,495,000	2,574,280
Lowe's Cos., Inc.
4.50%, 04/15/30 (a)	4,960,000	4,868,647
1.70%, 10/15/30 (a)	4,550,000	3,804,415
2.63%, 04/01/31 (a)	5,385,000	4,680,835
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 04/01/32 (a)	6,045,000	5,536,726
5.00%, 04/15/33 (a)	5,285,000	5,205,956
5.15%, 07/01/33 (a)	3,945,000	3,925,066
Magna International, Inc.
2.45%, 06/15/30 (a)	2,985,000	2,623,361
5.50%, 03/21/33 (a)	2,085,000	2,112,277
Marriott International, Inc.
4.80%, 03/15/30 (a)	1,840,000	1,826,515
4.63%, 06/15/30 (a)	3,795,000	3,726,267
2.85%, 04/15/31 (a)	4,255,000	3,720,614
3.50%, 10/15/32 (a)	4,215,000	3,720,783
2.75%, 10/15/33 (a)	2,740,000	2,253,393
5.30%, 05/15/34 (a)	3,980,000	3,951,934
McDonald's Corp.
2.13%, 03/01/30 (a)	2,890,000	2,526,213
3.60%, 07/01/30 (a)	4,145,000	3,888,088
4.60%, 09/09/32 (a)	2,980,000	2,902,818
4.95%, 08/14/33 (a)	2,315,000	2,298,191
5.20%, 05/17/34 (a)	1,865,000	1,885,414
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	1,170,000	1,100,061
2.50%, 01/15/31 (a)	1,430,000	1,240,390
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	5,695,000	6,660,380
NIKE, Inc.
2.85%, 03/27/30 (a)	5,875,000	5,356,417
NVR, Inc.
3.00%, 05/15/30 (a)	3,535,000	3,189,861
O'Reilly Automotive, Inc.
4.20%, 04/01/30 (a)	2,060,000	1,983,817
1.75%, 03/15/31 (a)	1,945,000	1,596,567
4.70%, 06/15/32 (a)	3,435,000	3,321,396
5.00%, 08/19/34 (a)	1,970,000	1,911,987
PACCAR Financial Corp.
5.00%, 03/22/34	1,425,000	1,432,686
PulteGroup, Inc.
7.88%, 06/15/32	1,265,000	1,444,168
6.38%, 05/15/33	1,660,000	1,752,429
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	2,910,000	2,640,577
Ross Stores, Inc.
1.88%, 04/15/31 (a)	2,015,000	1,663,835
Sands China Ltd.
4.38%, 06/18/30 (a)(g)	2,675,000	2,494,698
3.25%, 08/08/31 (a)(g)	2,550,000	2,181,864
Starbucks Corp.
2.25%, 03/12/30 (a)	2,830,000	2,480,568
2.55%, 11/15/30 (a)	4,690,000	4,110,239
4.90%, 02/15/31 (a)(c)	2,225,000	2,222,937
3.00%, 02/14/32 (a)	3,795,000	3,320,268
4.80%, 02/15/33 (a)	2,110,000	2,059,016
5.00%, 02/15/34 (a)	2,125,000	2,081,809
Tapestry, Inc.
5.10%, 03/11/30 (a)	2,750,000	2,721,345
3.05%, 03/15/32 (a)	2,235,000	1,904,503
Target Corp.
2.35%, 02/15/30 (a)	3,100,000	2,755,052
2.65%, 09/15/30 (a)	1,915,000	1,709,119
4.50%, 09/15/32 (a)	3,860,000	3,732,209
6.35%, 11/01/32	1,095,000	1,190,821
4.40%, 01/15/33 (a)	2,130,000	2,040,381
4.50%, 09/15/34 (a)	2,715,000	2,581,647
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TJX Cos., Inc.
3.88%, 04/15/30 (a)	1,985,000	1,893,647
1.60%, 05/15/31 (a)	1,950,000	1,596,989
Toyota Motor Corp.
2.36%, 03/25/31 (a)	2,010,000	1,738,046
5.12%, 07/13/33 (a)	1,975,000	1,997,049
Toyota Motor Credit Corp.
2.15%, 02/13/30	3,065,000	2,687,135
3.38%, 04/01/30	3,910,000	3,624,260
4.55%, 05/17/30	2,645,000	2,604,396
5.55%, 11/20/30	4,325,000	4,457,282
1.65%, 01/10/31	2,060,000	1,699,769
5.10%, 03/21/31	3,435,000	3,453,132
1.90%, 09/12/31	1,840,000	1,510,768
4.60%, 10/10/31	3,085,000	3,003,266
2.40%, 01/13/32	1,525,000	1,282,292
4.70%, 01/12/33	2,000,000	1,946,065
4.80%, 01/05/34	3,170,000	3,081,953
Tractor Supply Co.
1.75%, 11/01/30 (a)	2,515,000	2,104,651
5.25%, 05/15/33 (a)	2,910,000	2,909,779
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	5,020,000	4,859,862
4.80%, 09/15/34 (a)	5,935,000	5,670,115
VICI Properties LP
4.95%, 02/15/30 (a)	4,080,000	3,995,809
5.13%, 11/15/31 (a)	2,750,000	2,688,317
5.13%, 05/15/32 (a)	5,615,000	5,457,326
5.75%, 04/01/34 (a)	2,380,000	2,398,155
Walmart, Inc.
7.55%, 02/15/30	2,135,000	2,435,691
4.00%, 04/15/30 (a)	1,930,000	1,888,166
1.80%, 09/22/31 (a)	7,460,000	6,235,489
4.15%, 09/09/32 (a)	5,125,000	4,938,091
4.10%, 04/15/33 (a)	5,670,000	5,400,232
		567,161,267
Consumer Non-Cyclical 13.1%
Abbott Laboratories
1.40%, 06/30/30 (a)	2,510,000	2,121,553
AbbVie, Inc.
4.95%, 03/15/31 (a)	7,755,000	7,756,122
5.05%, 03/15/34 (a)	11,835,000	11,704,484
Adventist Health System
5.43%, 03/01/32 (a)	1,470,000	1,466,323
5.76%, 12/01/34 (a)	1,660,000	1,673,325
Advocate Health & Hospitals Corp.
2.21%, 06/15/30 (a)	1,275,000	1,112,150
Agilent Technologies, Inc.
2.10%, 06/04/30 (a)	2,145,000	1,844,939
2.30%, 03/12/31 (a)	3,205,000	2,720,769
4.75%, 09/09/34 (a)	2,360,000	2,248,477
Altria Group, Inc.
3.40%, 05/06/30 (a)	3,035,000	2,786,980
2.45%, 02/04/32 (a)	6,780,000	5,584,373
6.88%, 11/01/33 (a)	1,930,000	2,093,323
Amgen, Inc.
2.45%, 02/21/30 (a)	5,050,000	4,464,863
5.25%, 03/02/30 (a)	10,995,000	11,101,809
2.30%, 02/25/31 (a)	4,865,000	4,145,353
2.00%, 01/15/32 (a)	3,940,000	3,200,215
3.35%, 02/22/32 (a)	3,900,000	3,477,000
4.20%, 03/01/33 (a)	2,955,000	2,741,494
5.25%, 03/02/33 (a)	16,830,000	16,717,677
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	6,850,000	6,421,922
4.90%, 01/23/31 (a)	3,015,000	3,014,350
5.00%, 06/15/34 (a)	3,980,000	3,935,889
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	3,950,000	3,646,740
2.90%, 03/01/32 (a)	2,980,000	2,575,506
5.94%, 10/01/32	1,405,000	1,485,900
4.50%, 08/15/33 (a)	1,905,000	1,813,830
Astrazeneca Finance LLC
4.90%, 03/03/30 (a)	2,590,000	2,600,058
4.90%, 02/26/31 (a)	3,785,000	3,782,252
2.25%, 05/28/31 (a)	3,070,000	2,614,333
4.88%, 03/03/33 (a)	2,005,000	1,983,046
5.00%, 02/26/34 (a)	5,925,000	5,862,152
AstraZeneca PLC
1.38%, 08/06/30 (a)	4,955,000	4,128,640
Banner Health
2.34%, 01/01/30 (a)	1,060,000	939,106
1.90%, 01/01/31 (a)	1,150,000	962,532
BAT Capital Corp.
4.91%, 04/02/30 (a)	4,080,000	4,030,968
6.34%, 08/02/30 (a)	4,010,000	4,217,944
5.83%, 02/20/31 (a)	3,485,000	3,564,664
2.73%, 03/25/31 (a)	4,805,000	4,151,666
4.74%, 03/16/32 (a)	3,410,000	3,284,158
7.75%, 10/19/32 (a)	2,325,000	2,637,688
6.42%, 08/02/33 (a)	4,840,000	5,116,301
6.00%, 02/20/34 (a)	3,300,000	3,391,684
Baxter International, Inc.
3.95%, 04/01/30 (a)	1,950,000	1,841,762
1.73%, 04/01/31 (a)	2,535,000	2,060,062
2.54%, 02/01/32 (a)	5,915,000	4,935,325
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	1,235,000	1,036,390
Becton Dickinson & Co.
2.82%, 05/20/30 (a)	2,900,000	2,598,535
1.96%, 02/11/31 (a)	3,955,000	3,295,527
4.30%, 08/22/32 (a)	2,005,000	1,888,695
5.11%, 02/08/34 (a)	2,110,000	2,080,926
Biogen, Inc.
2.25%, 05/01/30 (a)	5,735,000	4,959,186
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	3,205,000	2,872,468
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	1,535,000	1,438,406
2.10%, 06/01/31 (a)	1,185,000	988,747
Boston Scientific Corp.
2.65%, 06/01/30 (a)	4,750,000	4,242,444
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	5,125,000	4,247,196
5.75%, 02/01/31 (a)	3,760,000	3,914,230
5.10%, 02/22/31 (a)	4,925,000	4,959,141
2.95%, 03/15/32 (a)	6,705,000	5,844,523
5.90%, 11/15/33 (a)	3,940,000	4,136,568
5.20%, 02/22/34 (a)	9,980,000	9,958,836
Brown-Forman Corp.
4.75%, 04/15/33 (a)	2,575,000	2,512,253
Brunswick Corp.
2.40%, 08/18/31 (a)	2,220,000	1,819,536
4.40%, 09/15/32 (a)	1,785,000	1,636,703
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (a)	3,940,000	3,407,245
4.65%, 09/17/34 (a)	3,150,000	2,976,412
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Campbell's Co.
2.38%, 04/24/30 (a)	2,055,000	1,801,501
5.40%, 03/21/34 (a)	3,825,000	3,811,276
Cardinal Health, Inc.
5.45%, 02/15/34 (a)	2,050,000	2,041,841
5.35%, 11/15/34 (a)	3,750,000	3,670,872
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	1,160,000	978,623
Cencora, Inc.
2.80%, 05/15/30 (a)	1,915,000	1,718,290
2.70%, 03/15/31 (a)	3,825,000	3,319,968
5.13%, 02/15/34 (a)	1,945,000	1,907,711
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	1,540,000	1,289,729
5.60%, 11/15/32 (a)	1,995,000	2,056,136
Cigna Group
2.40%, 03/15/30 (a)	5,550,000	4,856,688
2.38%, 03/15/31 (a)	5,910,000	5,008,147
5.13%, 05/15/31 (a)	2,950,000	2,937,531
5.40%, 03/15/33 (a)	3,200,000	3,197,376
5.25%, 02/15/34 (a)(c)	4,950,000	4,859,353
Clorox Co.
1.80%, 05/15/30 (a)	1,900,000	1,617,440
4.60%, 05/01/32 (a)	2,295,000	2,244,690
Coca-Cola Co.
3.45%, 03/25/30	5,295,000	4,998,383
1.65%, 06/01/30	5,860,000	4,997,610
2.00%, 03/05/31	3,140,000	2,677,965
1.38%, 03/15/31	4,840,000	3,963,006
2.25%, 01/05/32	7,745,000	6,591,344
5.00%, 05/13/34 (a)	3,745,000	3,743,984
4.65%, 08/14/34 (a)	2,880,000	2,802,169
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34 (a)	1,950,000	1,965,003
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	4,005,000	3,594,989
1.85%, 09/01/32 (a)	2,765,000	2,168,689
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	1,860,000	1,671,052
4.60%, 03/01/33 (a)	1,955,000	1,928,097
CommonSpirit Health
2.78%, 10/01/30 (a)	2,160,000	1,912,888
5.21%, 12/01/31 (a)	3,090,000	3,079,904
5.32%, 12/01/34 (a)	2,760,000	2,724,305
Conagra Brands, Inc.
8.25%, 09/15/30	1,195,000	1,366,917
Constellation Brands, Inc.
2.88%, 05/01/30 (a)	2,385,000	2,133,190
2.25%, 08/01/31 (a)	3,825,000	3,183,520
4.75%, 05/09/32 (a)	2,780,000	2,676,490
4.90%, 05/01/33 (a)	2,970,000	2,870,341
CVS Health Corp.
5.13%, 02/21/30 (a)	5,980,000	5,856,892
3.75%, 04/01/30 (a)	5,930,000	5,437,544
1.75%, 08/21/30 (a)	4,810,000	3,921,632
5.25%, 01/30/31 (a)	2,980,000	2,914,265
1.88%, 02/28/31 (a)	4,855,000	3,917,686
5.55%, 06/01/31 (a)	3,950,000	3,923,927
2.13%, 09/15/31 (a)	3,845,000	3,081,250
5.25%, 02/21/33 (a)	6,910,000	6,623,324
5.30%, 06/01/33 (a)	4,890,000	4,690,268
5.70%, 06/01/34 (a)(c)	4,870,000	4,788,851
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	2,950,000	2,607,801
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Diageo Capital PLC
2.00%, 04/29/30 (a)	3,985,000	3,441,006
2.13%, 04/29/32 (a)	2,960,000	2,418,691
5.50%, 01/24/33 (a)	2,890,000	2,944,355
5.63%, 10/05/33 (a)	3,495,000	3,590,959
Eli Lilly & Co.
4.70%, 02/27/33 (a)	3,815,000	3,741,081
4.70%, 02/09/34 (a)	5,995,000	5,815,485
4.60%, 08/14/34 (a)	4,810,000	4,620,396
Estee Lauder Cos., Inc.
2.60%, 04/15/30 (a)	2,800,000	2,487,412
1.95%, 03/15/31 (a)	2,330,000	1,937,929
4.65%, 05/15/33 (a)	2,660,000	2,542,677
5.00%, 02/14/34 (a)	2,480,000	2,439,343
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	2,050,000	1,737,379
GE HealthCare Technologies, Inc.
5.86%, 03/15/30 (a)	4,815,000	4,988,747
5.91%, 11/22/32 (a)	6,990,000	7,274,410
General Mills, Inc.
4.88%, 01/30/30 (a)	2,830,000	2,812,132
2.88%, 04/15/30 (a)	3,030,000	2,726,111
2.25%, 10/14/31 (a)	2,060,000	1,721,738
4.95%, 03/29/33 (a)	3,835,000	3,741,062
Gilead Sciences, Inc.
1.65%, 10/01/30 (a)	4,005,000	3,350,498
5.25%, 10/15/33 (a)	3,865,000	3,879,309
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34	1,925,000	1,965,332
Haleon U.S. Capital LLC
3.63%, 03/24/32 (a)	7,840,000	7,104,250
Hasbro, Inc.
6.05%, 05/14/34 (a)	2,030,000	2,038,837
HCA, Inc.
3.50%, 09/01/30 (a)	10,415,000	9,461,306
5.45%, 04/01/31 (a)	6,880,000	6,867,734
2.38%, 07/15/31 (a)	3,185,000	2,643,410
3.63%, 03/15/32 (a)	7,675,000	6,765,067
5.50%, 06/01/33 (a)	4,720,000	4,665,807
5.60%, 04/01/34 (a)	5,455,000	5,374,901
5.45%, 09/15/34 (a)	5,185,000	5,055,447
Hershey Co.
1.70%, 06/01/30 (a)	1,435,000	1,222,800
4.50%, 05/04/33 (a)	1,615,000	1,570,753
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,945,000	3,368,598
Icon Investments Six DAC
6.00%, 05/08/34 (a)	1,985,000	2,006,893
Illumina, Inc.
2.55%, 03/23/31 (a)	1,985,000	1,686,729
Ingredion, Inc.
2.90%, 06/01/30 (a)	2,380,000	2,137,890
J.M. Smucker Co.
2.38%, 03/15/30 (a)	2,100,000	1,854,698
2.13%, 03/15/32 (a)	1,585,000	1,289,580
6.20%, 11/15/33 (a)	3,940,000	4,159,463
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.50%, 01/15/30 (a)	4,755,000	4,753,154
3.75%, 12/01/31 (a)	2,045,000	1,819,699
3.63%, 01/15/32 (a)	3,425,000	3,020,260
3.00%, 05/15/32 (a)	3,890,000	3,246,125
5.75%, 04/01/33 (a)	6,530,000	6,516,702
6.75%, 03/15/34 (a)	5,970,000	6,333,301
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson & Johnson
1.30%, 09/01/30 (a)	6,955,000	5,833,805
4.90%, 06/01/31 (a)	4,490,000	4,520,726
4.95%, 05/15/33	1,970,000	1,993,022
4.38%, 12/05/33 (a)	3,355,000	3,255,600
4.95%, 06/01/34 (a)	3,390,000	3,392,516
Kellanova
2.10%, 06/01/30 (a)	1,880,000	1,635,981
7.45%, 04/01/31	2,510,000	2,800,898
5.25%, 03/01/33 (a)	1,550,000	1,549,557
Kenvue, Inc.
5.00%, 03/22/30 (a)	3,825,000	3,852,575
4.90%, 03/22/33 (a)	4,970,000	4,889,159
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30 (a)	2,940,000	2,688,541
2.25%, 03/15/31 (a)	1,725,000	1,460,833
5.20%, 03/15/31 (a)	2,035,000	2,054,374
4.05%, 04/15/32 (a)	3,445,000	3,222,885
5.30%, 03/15/34 (a)	2,595,000	2,592,632
Kimberly-Clark Corp.
3.10%, 03/26/30 (a)	2,980,000	2,755,345
2.00%, 11/02/31 (a)	2,370,000	1,997,684
4.50%, 02/16/33 (a)	1,325,000	1,289,728
Kraft Heinz Foods Co.
3.75%, 04/01/30 (a)	2,840,000	2,684,126
4.25%, 03/01/31 (a)	1,560,000	1,492,097
6.75%, 03/15/32	1,295,000	1,402,505
Kroger Co.
2.20%, 05/01/30 (a)	2,100,000	1,822,190
1.70%, 01/15/31 (a)	2,000,000	1,648,272
7.50%, 04/01/31	1,700,000	1,908,827
5.00%, 09/15/34 (a)	8,600,000	8,337,777
Laboratory Corp. of America Holdings
4.35%, 04/01/30 (a)	2,570,000	2,479,342
2.70%, 06/01/31 (a)	2,035,000	1,749,780
4.55%, 04/01/32 (a)	1,870,000	1,789,682
4.80%, 10/01/34 (a)	3,380,000	3,204,367
McCormick & Co., Inc.
2.50%, 04/15/30 (a)	2,010,000	1,776,266
1.85%, 02/15/31 (a)	1,750,000	1,449,389
4.95%, 04/15/33 (a)	1,980,000	1,933,708
4.70%, 10/15/34 (a)	2,135,000	2,010,775
McKesson Corp.
5.10%, 07/15/33 (a)	2,420,000	2,408,955
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	3,945,000	3,774,978
Merck & Co., Inc.
4.30%, 05/17/30 (a)	2,915,000	2,860,128
1.45%, 06/24/30 (a)	5,090,000	4,269,209
2.15%, 12/10/31 (a)	7,900,000	6,606,136
4.50%, 05/17/33 (a)	5,615,000	5,411,097
6.50%, 12/01/33 (f)	2,600,000	2,866,222
Mondelez International, Inc.
2.75%, 04/13/30 (a)	2,855,000	2,555,307
1.50%, 02/04/31 (a)	2,145,000	1,748,516
3.00%, 03/17/32 (a)	2,905,000	2,522,296
1.88%, 10/15/32 (a)	2,430,000	1,952,744
4.75%, 08/28/34 (a)	2,000,000	1,912,807
Novartis Capital Corp.
2.20%, 08/14/30 (a)	5,825,000	5,097,394
4.00%, 09/18/31 (a)	3,300,000	3,144,766
4.20%, 09/18/34 (a)	4,500,000	4,187,619
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	1,390,000	1,076,953
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OhioHealth Corp.
2.30%, 11/15/31 (a)	1,280,000	1,073,670
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	1,880,000	1,821,386
PepsiCo, Inc.
2.75%, 03/19/30 (a)	6,475,000	5,883,717
1.63%, 05/01/30 (a)	3,900,000	3,326,936
1.40%, 02/25/31 (a)	3,350,000	2,736,352
1.95%, 10/21/31 (a)	5,305,000	4,415,314
3.90%, 07/18/32 (a)	4,900,000	4,581,870
4.45%, 02/15/33 (a)(c)	540,000	535,663
4.80%, 07/17/34 (a)	4,395,000	4,308,015
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 (a)	11,755,000	11,633,462
4.75%, 05/19/33 (a)	19,730,000	19,125,861
Pfizer, Inc.
2.63%, 04/01/30 (a)	4,935,000	4,428,491
1.70%, 05/28/30 (a)	3,850,000	3,279,380
1.75%, 08/18/31 (a)	4,055,000	3,341,073
Philip Morris International, Inc.
5.13%, 02/15/30 (a)	8,680,000	8,730,045
2.10%, 05/01/30 (a)	3,140,000	2,714,652
5.50%, 09/07/30 (a)	2,235,000	2,289,076
1.75%, 11/01/30 (a)	2,975,000	2,485,236
5.13%, 02/13/31 (a)	4,930,000	4,937,490
4.75%, 11/01/31 (a)	2,970,000	2,906,299
5.75%, 11/17/32 (a)	5,915,000	6,084,495
5.38%, 02/15/33 (a)	8,900,000	8,920,024
5.63%, 09/07/33 (a)	3,950,000	4,014,230
5.25%, 02/13/34 (a)	6,910,000	6,840,825
4.90%, 11/01/34 (a)	3,040,000	2,925,304
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	1,285,000	1,053,416
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	3,955,000	3,638,764
3.50%, 03/01/32 (a)	3,475,000	2,998,390
6.25%, 07/01/33 (a)	4,000,000	4,088,046
6.88%, 05/15/34 (a)	1,975,000	2,106,121
Procter & Gamble Co.
3.00%, 03/25/30 (a)	5,715,000	5,273,930
1.20%, 10/29/30	4,760,000	3,931,027
1.95%, 04/23/31	3,995,000	3,410,559
2.30%, 02/01/32	3,515,000	3,020,643
4.05%, 01/26/33	3,280,000	3,130,625
4.55%, 01/29/34	3,240,000	3,154,826
5.80%, 08/15/34	1,585,000	1,686,519
4.55%, 10/24/34	1,950,000	1,906,049
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33 (a)	2,360,000	2,360,773
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	2,840,000	2,551,181
2.80%, 06/30/31 (a)	2,380,000	2,067,530
6.40%, 11/30/33 (a)	2,850,000	3,056,929
5.00%, 12/15/34 (a)	3,500,000	3,401,206
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	4,855,000	4,043,262
Revvity, Inc.
2.55%, 03/15/31 (a)	1,655,000	1,402,812
2.25%, 09/15/31 (a)	1,910,000	1,576,453
Royalty Pharma PLC
2.20%, 09/02/30 (a)	3,850,000	3,269,722
2.15%, 09/02/31 (a)	2,305,000	1,892,015
5.40%, 09/02/34 (a)	2,025,000	1,972,944
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Smith & Nephew PLC
2.03%, 10/14/30 (a)	4,005,000	3,359,521
5.40%, 03/20/34 (a)	2,450,000	2,432,128
Solventum Corp.
5.45%, 03/13/31 (a)(e)	3,825,000	3,824,743
5.60%, 03/23/34 (a)(e)	6,315,000	6,285,410
Stanford Health Care
3.31%, 08/15/30 (a)	1,270,000	1,172,398
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	2,630,000	2,272,206
Stryker Corp.
1.95%, 06/15/30 (a)	3,995,000	3,435,585
4.63%, 09/11/34 (a)	2,855,000	2,724,215
Sutter Health
2.29%, 08/15/30 (a)	2,780,000	2,421,788
5.16%, 08/15/33 (a)	1,515,000	1,507,561
Sysco Corp.
2.40%, 02/15/30 (a)	1,875,000	1,655,245
5.95%, 04/01/30 (a)	3,795,000	3,952,435
2.45%, 12/14/31 (a)	1,890,000	1,587,069
6.00%, 01/17/34 (a)	1,990,000	2,086,483
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	9,875,000	8,509,148
5.30%, 07/05/34 (a)	4,325,000	4,287,300
Thermo Fisher Scientific, Inc.
4.98%, 08/10/30 (a)	2,990,000	3,013,358
2.00%, 10/15/31 (a)	4,575,000	3,809,561
4.95%, 11/21/32 (a)	2,290,000	2,275,133
5.09%, 08/10/33 (a)	4,045,000	4,022,846
5.20%, 01/31/34 (a)	1,865,000	1,871,737
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	3,505,000	3,550,485
4.88%, 08/15/34 (a)	2,005,000	1,914,610
Unilever Capital Corp.
1.38%, 09/14/30 (a)	1,920,000	1,594,170
1.75%, 08/12/31 (a)	3,255,000	2,694,232
5.90%, 11/15/32	3,830,000	4,068,827
5.00%, 12/08/33 (a)	3,215,000	3,213,937
4.63%, 08/12/34 (a)	4,000,000	3,853,445
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	2,995,000	2,575,445
2.65%, 01/15/32 (a)	1,995,000	1,638,445
5.05%, 10/15/34 (a)	2,035,000	1,900,696
UPMC
5.04%, 05/15/33 (a)	1,995,000	1,965,626
Viatris, Inc.
2.70%, 06/22/30 (a)	5,705,000	4,948,722
Whirlpool Corp.
2.40%, 05/15/31 (a)	1,195,000	983,682
4.70%, 05/14/32 (a)	1,230,000	1,147,241
5.50%, 03/01/33 (a)	1,170,000	1,144,331
5.75%, 03/01/34 (a)	1,225,000	1,202,186
Wyeth LLC
6.50%, 02/01/34	2,985,000	3,251,382
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	2,900,000	2,475,754
5.20%, 09/15/34 (a)	2,710,000	2,661,601
Zoetis, Inc.
2.00%, 05/15/30 (a)	2,975,000	2,560,953
5.60%, 11/16/32 (a)	2,810,000	2,896,728
		1,014,994,655
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy 6.8%
Apache Corp.
4.25%, 01/15/30 (a)	1,775,000	1,669,358
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.49%, 05/01/30 (a)	1,985,000	1,945,751
Boardwalk Pipelines LP
3.40%, 02/15/31 (a)	1,920,000	1,716,500
3.60%, 09/01/32 (a)	2,060,000	1,801,701
5.63%, 08/01/34 (a)	2,250,000	2,244,060
BP Capital Markets America, Inc.
3.63%, 04/06/30 (a)	4,975,000	4,685,806
1.75%, 08/10/30 (a)	4,015,000	3,398,961
2.72%, 01/12/32 (a)	7,785,000	6,667,910
4.81%, 02/13/33 (a)	8,995,000	8,682,787
4.89%, 09/11/33 (a)	6,010,000	5,816,650
4.99%, 04/10/34 (a)	3,822,000	3,723,069
5.23%, 11/17/34 (a)	7,770,000	7,650,720
Burlington Resources LLC
7.20%, 08/15/31	1,675,000	1,860,272
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (a)	1,955,000	1,736,927
7.20%, 01/15/32	1,530,000	1,671,961
6.45%, 06/30/33	1,575,000	1,654,853
5.40%, 12/15/34 (a)(e)	2,750,000	2,678,885
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	1,865,000	1,553,347
Cheniere Energy Partners LP
4.00%, 03/01/31 (a)	6,025,000	5,577,862
3.25%, 01/31/32 (a)	4,710,000	4,086,167
5.95%, 06/30/33 (a)	5,480,000	5,601,695
5.75%, 08/15/34 (a)(e)	4,550,000	4,572,554
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	5,585,000	5,597,662
Chevron Corp.
2.24%, 05/11/30 (a)	5,870,000	5,171,207
ConocoPhillips
5.90%, 10/15/32	1,920,000	2,031,794
ConocoPhillips Co.
4.70%, 01/15/30 (a)	4,750,000	4,698,570
4.85%, 01/15/32 (a)	2,955,000	2,895,928
5.05%, 09/15/33 (a)	4,135,000	4,080,175
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	1,920,000	1,905,358
DCP Midstream Operating LP
8.13%, 08/16/30	1,080,000	1,221,683
3.25%, 02/15/32 (a)	1,910,000	1,644,995
Devon Energy Corp.
4.50%, 01/15/30 (a)	2,265,000	2,192,707
7.88%, 09/30/31	2,660,000	2,999,603
7.95%, 04/15/32	1,580,000	1,783,329
5.20%, 09/15/34 (a)	4,605,000	4,376,078
Diamondback Energy, Inc.
5.15%, 01/30/30 (a)	3,305,000	3,312,075
3.13%, 03/24/31 (a)	2,985,000	2,643,480
6.25%, 03/15/33 (a)	4,315,000	4,489,920
5.40%, 04/18/34 (a)	5,030,000	4,951,069
Enbridge, Inc.
6.20%, 11/15/30 (a)	2,900,000	3,053,336
5.70%, 03/08/33 (a)	9,090,000	9,192,269
2.50%, 08/01/33 (a)	3,960,000	3,180,721
5.63%, 04/05/34 (a)	4,630,000	4,660,475
7.20%, 06/27/54 (a)(b)	2,695,000	2,776,266
7.38%, 03/15/55 (a)(b)	1,865,000	1,939,389
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy Transfer LP
3.75%, 05/15/30 (a)	5,670,000	5,287,447
6.40%, 12/01/30 (a)	4,430,000	4,679,566
5.75%, 02/15/33 (a)	5,690,000	5,762,756
6.55%, 12/01/33 (a)	5,830,000	6,195,655
5.55%, 05/15/34 (a)	4,715,000	4,678,071
5.60%, 09/01/34 (a)	5,230,000	5,209,963
EnLink Midstream LLC
5.65%, 09/01/34 (a)	1,955,000	1,948,699
Enterprise Products Operating LLC
2.80%, 01/31/30 (a)	4,895,000	4,424,610
5.35%, 01/31/33 (a)	3,960,000	3,993,134
6.88%, 03/01/33	1,990,000	2,192,943
4.85%, 01/31/34 (a)	3,875,000	3,750,155
6.65%, 10/15/34	1,590,000	1,733,550
EOG Resources, Inc.
4.38%, 04/15/30 (a)	2,930,000	2,850,887
EQT Corp.
7.00%, 02/01/30 (a)(f)	2,665,000	2,836,742
5.75%, 02/01/34 (a)	2,955,000	2,938,415
Expand Energy Corp.
5.38%, 03/15/30 (a)	4,600,000	4,500,681
4.75%, 02/01/32 (a)	4,550,000	4,228,997
Exxon Mobil Corp.
3.48%, 03/19/30 (a)	7,925,000	7,464,410
2.61%, 10/15/30 (a)	7,860,000	7,003,676
Halliburton Co.
2.92%, 03/01/30 (a)	3,755,000	3,384,638
Helmerich & Payne, Inc.
4.85%, 12/01/29 (a)(c)(e)	0	0
2.90%, 09/29/31 (a)	2,305,000	1,920,947
5.50%, 12/01/34 (a)(c)(e)	1,950,000	1,853,869
Hess Corp.
7.30%, 08/15/31	2,485,000	2,761,604
7.13%, 03/15/33	2,220,000	2,464,422
HF Sinclair Corp.
4.50%, 10/01/30 (a)	1,355,000	1,279,524
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	1,565,000	1,718,424
7.75%, 03/15/32	1,495,000	1,685,115
7.30%, 08/15/33	2,360,000	2,627,017
Kinder Morgan, Inc.
2.00%, 02/15/31 (a)	1,920,000	1,607,741
7.80%, 08/01/31	2,270,000	2,559,503
7.75%, 01/15/32	3,805,000	4,328,791
4.80%, 02/01/33 (a)	3,169,000	3,016,149
5.20%, 06/01/33 (a)	5,775,000	5,644,611
5.40%, 02/01/34 (a)	3,630,000	3,581,784
5.30%, 12/01/34 (a)	2,800,000	2,733,642
MPLX LP
2.65%, 08/15/30 (a)	5,500,000	4,814,274
4.95%, 09/01/32 (a)	4,050,000	3,912,068
5.00%, 03/01/33 (a)	4,610,000	4,435,884
5.50%, 06/01/34 (a)	6,490,000	6,403,096
National Fuel Gas Co.
2.95%, 03/01/31 (a)	1,980,000	1,707,638
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	3,975,000	4,533,770
6.63%, 09/01/30 (a)	5,560,000	5,823,520
6.13%, 01/01/31 (a)	4,560,000	4,667,311
7.50%, 05/01/31	3,550,000	3,881,732
7.88%, 09/15/31	2,440,000	2,701,630
5.38%, 01/01/32 (a)	3,360,000	3,293,447
5.55%, 10/01/34 (a)	4,660,000	4,526,761
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ONEOK, Inc.
3.10%, 03/15/30 (a)	3,038,000	2,755,014
3.25%, 06/01/30 (a)	1,795,000	1,630,087
5.80%, 11/01/30 (a)	1,970,000	2,028,877
6.35%, 01/15/31 (a)	2,395,000	2,518,702
4.75%, 10/15/31 (a)	4,800,000	4,643,753
6.10%, 11/15/32 (a)	3,075,000	3,186,074
6.05%, 09/01/33 (a)	5,965,000	6,143,034
5.05%, 11/01/34 (a)	6,500,000	6,221,372
Ovintiv, Inc.
8.13%, 09/15/30	1,265,000	1,418,742
7.20%, 11/01/31	1,355,000	1,455,254
7.38%, 11/01/31	1,945,000	2,113,629
6.25%, 07/15/33 (a)	2,245,000	2,299,248
6.50%, 08/15/34	2,380,000	2,470,902
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	1,615,000	1,695,318
Phillips 66
2.15%, 12/15/30 (a)	3,280,000	2,784,042
4.65%, 11/15/34 (a)	3,960,000	3,693,391
Phillips 66 Co.
5.25%, 06/15/31 (a)	4,680,000	4,693,455
5.30%, 06/30/33 (a)	3,510,000	3,483,106
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	4,330,000	3,689,143
2.15%, 01/15/31 (a)	4,040,000	3,432,780
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/30 (a)	2,970,000	2,760,172
5.70%, 09/15/34 (a)	2,560,000	2,559,379
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (a)	7,635,000	7,396,836
Schlumberger Investment SA
2.65%, 06/26/30 (a)	4,890,000	4,362,085
4.85%, 05/15/33 (a)(c)	1,800,000	1,760,778
5.00%, 06/01/34 (a)	1,945,000	1,912,420
Shell Finance U.S., Inc.
2.75%, 04/06/30 (a)	5,780,000	5,211,612
Shell International Finance BV
2.75%, 04/06/30 (a)(c)	840,000	773,789
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)(e)	4,815,000	4,686,648
Suncor Energy, Inc.
7.15%, 02/01/32	2,415,000	2,622,014
5.95%, 12/01/34	1,750,000	1,812,715
Targa Resources Corp.
4.20%, 02/01/33 (a)	3,080,000	2,797,264
6.13%, 03/15/33 (a)	3,520,000	3,632,749
6.50%, 03/30/34 (a)	3,745,000	3,963,956
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/30 (a)	3,675,000	3,686,448
4.88%, 02/01/31 (a)	3,857,000	3,726,840
4.00%, 01/15/32 (a)	4,120,000	3,749,678
Texas Eastern Transmission LP
7.00%, 07/15/32	1,915,000	2,099,225
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	5,055,000	4,602,041
TotalEnergies Capital SA
5.15%, 04/05/34 (a)	4,825,000	4,795,438
4.72%, 09/10/34 (a)	2,890,000	2,779,751
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (a)	4,895,000	4,648,822
4.63%, 03/01/34 (a)	4,915,000	4,580,449
5.60%, 03/31/34	1,465,000	1,460,335
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)	2,745,000	2,501,046
Valero Energy Corp.
2.80%, 12/01/31 (a)	1,860,000	1,587,939
7.50%, 04/15/32	2,780,000	3,125,295
Western Midstream Operating LP
4.05%, 02/01/30 (a)(g)	4,145,000	3,889,996
6.15%, 04/01/33 (a)	2,980,000	3,037,602
5.45%, 11/15/34 (a)	3,135,000	3,026,121
Williams Cos., Inc.
3.50%, 11/15/30 (a)	3,910,000	3,593,385
7.50%, 01/15/31	1,270,000	1,405,195
2.60%, 03/15/31 (a)	5,680,000	4,893,048
8.75%, 03/15/32	1,985,000	2,350,277
4.65%, 08/15/32 (a)	3,775,000	3,595,738
5.65%, 03/15/33 (a)	2,980,000	3,008,403
5.15%, 03/15/34 (a)	5,035,000	4,895,603
Woodside Finance Ltd.
5.10%, 09/12/34 (a)	4,915,000	4,684,741
		527,676,910
Industrial Other 0.3%
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	2,505,000	2,563,828
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	3,190,000	2,989,424
Cornell University
4.84%, 06/15/34 (a)	1,975,000	1,941,176
Emory University
2.14%, 09/01/30 (a)	1,570,000	1,366,850
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	2,009,000	2,035,978
Johns Hopkins University
4.71%, 07/01/32 (a)	1,214,000	1,194,486
Quanta Services, Inc.
2.90%, 10/01/30 (a)	3,828,000	3,417,654
2.35%, 01/15/32 (a)	1,945,000	1,611,698
5.25%, 08/09/34 (a)	2,555,000	2,500,453
Yale University
1.48%, 04/15/30 (a)	1,990,000	1,694,292
		21,315,839
Technology 8.8%
Accenture Capital, Inc.
4.25%, 10/04/31 (a)	4,610,000	4,436,426
4.50%, 10/04/34 (a)	5,995,000	5,698,469
Adobe, Inc.
2.30%, 02/01/30 (a)	5,025,000	4,470,447
4.95%, 04/04/34 (a)	2,960,000	2,937,748
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	1,885,000	1,751,990
Alphabet, Inc.
1.10%, 08/15/30 (a)	8,485,000	7,061,439
Amdocs Ltd.
2.54%, 06/15/30 (a)	2,585,000	2,249,952
Analog Devices, Inc.
2.10%, 10/01/31 (a)	4,335,000	3,633,965
5.05%, 04/01/34 (a)	2,570,000	2,569,807
Apple, Inc.
4.15%, 05/10/30 (a)	2,010,000	1,991,879
1.65%, 05/11/30 (a)	6,620,000	5,689,727
1.25%, 08/20/30 (a)	5,070,000	4,235,527
1.65%, 02/08/31 (a)	10,805,000	9,096,614
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.70%, 08/05/31 (a)	3,660,000	3,050,273
3.35%, 08/08/32 (a)	5,845,000	5,360,324
4.30%, 05/10/33 (a)(c)	4,150,000	4,051,495
Applied Materials, Inc.
1.75%, 06/01/30 (a)	2,855,000	2,440,308
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)	2,090,000	1,779,429
5.88%, 04/10/34 (a)	1,880,000	1,889,201
Atlassian Corp.
5.50%, 05/15/34 (a)	1,965,000	1,976,940
Autodesk, Inc.
2.85%, 01/15/30 (a)	1,950,000	1,767,006
2.40%, 12/15/31 (a)	3,905,000	3,283,359
Automatic Data Processing, Inc.
1.25%, 09/01/30 (a)	3,880,000	3,223,975
4.45%, 09/09/34 (a)	3,795,000	3,611,473
Avnet, Inc.
3.00%, 05/15/31 (a)	1,220,000	1,039,548
5.50%, 06/01/32 (a)	1,145,000	1,123,206
Baidu, Inc.
3.43%, 04/07/30 (a)	1,645,000	1,521,373
2.38%, 10/09/30 (a)(c)	1,025,000	888,465
2.38%, 08/23/31 (a)	2,780,000	2,346,125
Broadcom, Inc.
4.35%, 02/15/30 (a)	5,905,000	5,746,671
5.00%, 04/15/30 (a)	2,505,000	2,506,749
4.15%, 11/15/30 (a)	6,840,000	6,551,401
2.45%, 02/15/31 (a)(e)	11,065,000	9,550,769
5.15%, 11/15/31 (a)	6,060,000	6,104,482
4.55%, 02/15/32 (a)	3,470,000	3,356,424
4.15%, 04/15/32 (a)(e)	4,790,000	4,489,290
4.30%, 11/15/32 (a)	7,850,000	7,408,905
2.60%, 02/15/33 (a)(e)	6,675,000	5,522,188
3.42%, 04/15/33 (a)(e)	9,190,000	8,054,665
3.47%, 04/15/34 (a)(e)	12,665,000	10,983,626
4.80%, 10/15/34 (a)	6,820,000	6,584,417
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31 (a)	3,920,000	3,355,989
Cadence Design Systems, Inc.
4.70%, 09/10/34 (a)	3,825,000	3,669,902
CDW LLC/CDW Finance Corp.
5.10%, 03/01/30 (a)	2,465,000	2,432,187
3.57%, 12/01/31 (a)	3,845,000	3,427,406
5.55%, 08/22/34 (a)	2,330,000	2,304,647
CGI, Inc.
2.30%, 09/14/31 (a)	1,620,000	1,345,342
Cisco Systems, Inc.
4.95%, 02/26/31 (a)	9,805,000	9,839,027
5.05%, 02/26/34 (a)	9,910,000	9,877,812
Concentrix Corp.
6.85%, 08/02/33 (a)(c)	2,190,000	2,206,825
Dell International LLC/EMC Corp.
4.35%, 02/01/30 (a)	2,740,000	2,652,626
6.20%, 07/15/30 (a)	3,030,000	3,177,681
5.75%, 02/01/33 (a)	3,795,000	3,900,030
5.40%, 04/15/34 (a)	3,990,000	3,980,069
Equifax, Inc.
3.10%, 05/15/30 (a)	2,290,000	2,078,095
2.35%, 09/15/31 (a)	4,025,000	3,368,353
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/34 (a)	2,935,000	2,947,882
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equinix, Inc.
2.15%, 07/15/30 (a)	4,220,000	3,632,285
2.50%, 05/15/31 (a)	4,005,000	3,423,656
3.90%, 04/15/32 (a)	4,780,000	4,405,095
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	1,875,000	1,657,812
Fidelity National Information Services, Inc.
2.25%, 03/01/31 (a)	3,270,000	2,773,819
5.10%, 07/15/32 (a)	2,955,000	2,941,399
Fiserv, Inc.
4.75%, 03/15/30 (a)	3,490,000	3,447,846
2.65%, 06/01/30 (a)	3,895,000	3,443,856
5.35%, 03/15/31 (a)	2,115,000	2,149,729
5.60%, 03/02/33 (a)	3,495,000	3,545,273
5.63%, 08/21/33 (a)	4,985,000	5,076,237
5.45%, 03/15/34 (a)	2,880,000	2,882,497
5.15%, 08/12/34 (a)	3,615,000	3,535,503
Flex Ltd.
4.88%, 05/12/30 (a)	2,495,000	2,435,600
5.25%, 01/15/32 (a)	2,055,000	2,025,820
Fortinet, Inc.
2.20%, 03/15/31 (a)	2,045,000	1,738,801
Global Payments, Inc.
2.90%, 05/15/30 (a)	4,005,000	3,567,863
2.90%, 11/15/31 (a)	2,805,000	2,401,179
5.40%, 08/15/32 (a)(c)	2,965,000	2,965,247
Hewlett Packard Enterprise Co.
4.85%, 10/15/31 (a)	5,055,000	4,933,631
5.00%, 10/15/34 (a)	7,775,000	7,479,447
HP, Inc.
3.40%, 06/17/30 (a)	2,190,000	2,008,900
2.65%, 06/17/31 (a)	3,815,000	3,266,937
4.20%, 04/15/32 (a)	2,555,000	2,392,789
5.50%, 01/15/33 (a)(c)	4,225,000	4,260,910
IBM International Capital Pte. Ltd.
4.75%, 02/05/31 (a)	2,045,000	2,025,471
4.90%, 02/05/34 (a)	3,970,000	3,860,489
Intel Corp.
5.13%, 02/10/30 (a)	4,955,000	4,910,763
3.90%, 03/25/30 (a)	5,960,000	5,579,149
5.00%, 02/21/31 (a)	1,880,000	1,845,352
2.00%, 08/12/31 (a)	4,730,000	3,811,095
4.15%, 08/05/32 (a)	4,880,000	4,443,331
4.00%, 12/15/32	3,005,000	2,697,998
5.20%, 02/10/33 (a)	8,875,000	8,578,524
5.15%, 02/21/34 (a)(c)	3,585,000	3,440,686
International Business Machines Corp.
1.95%, 05/15/30 (a)	5,350,000	4,595,773
2.72%, 02/09/32 (a)	1,650,000	1,419,032
4.40%, 07/27/32 (a)	2,990,000	2,858,186
5.88%, 11/29/32	2,410,000	2,537,857
4.75%, 02/06/33 (a)	2,995,000	2,936,901
Intuit, Inc.
1.65%, 07/15/30 (a)	1,830,000	1,542,937
5.20%, 09/15/33 (a)	5,020,000	5,031,015
Jabil, Inc.
3.60%, 01/15/30 (a)	1,985,000	1,832,610
3.00%, 01/15/31 (a)	2,350,000	2,069,978
Juniper Networks, Inc.
2.00%, 12/10/30 (a)	1,605,000	1,342,087
Keysight Technologies, Inc.
4.95%, 10/15/34 (a)	2,425,000	2,335,834
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KLA Corp.
4.65%, 07/15/32 (a)	4,005,000	3,923,292
4.70%, 02/01/34 (a)	1,980,000	1,922,726
Kyndryl Holdings, Inc.
3.15%, 10/15/31 (a)	2,595,000	2,251,782
6.35%, 02/20/34 (a)	2,005,000	2,087,660
Lam Research Corp.
1.90%, 06/15/30 (a)	2,920,000	2,502,452
Leidos, Inc.
4.38%, 05/15/30 (a)	2,880,000	2,755,374
2.30%, 02/15/31 (a)	4,050,000	3,401,683
5.75%, 03/15/33 (a)	2,910,000	2,953,561
Marvell Technology, Inc.
2.95%, 04/15/31 (a)	2,990,000	2,624,969
5.95%, 09/15/33 (a)	2,005,000	2,083,776
Mastercard, Inc.
3.35%, 03/26/30 (a)	5,630,000	5,263,575
1.90%, 03/15/31 (a)	2,325,000	1,966,713
2.00%, 11/18/31 (a)	3,225,000	2,680,582
4.35%, 01/15/32 (a)	4,495,000	4,346,014
4.85%, 03/09/33 (a)	2,875,000	2,854,774
4.88%, 05/09/34 (a)	3,900,000	3,844,651
Microchip Technology, Inc.
5.05%, 02/15/30 (a)	4,000,000	3,975,720
Micron Technology, Inc.
4.66%, 02/15/30 (a)	3,445,000	3,362,727
5.30%, 01/15/31 (a)	3,930,000	3,928,115
2.70%, 04/15/32 (a)	3,935,000	3,300,041
5.88%, 02/09/33 (a)	3,050,000	3,124,788
5.88%, 09/15/33 (a)	3,435,000	3,524,868
Microsoft Corp.
1.35%, 09/15/30 (a)	1,810,000	1,534,276
Moody's Corp.
2.00%, 08/19/31 (a)	2,380,000	1,977,939
4.25%, 08/08/32 (a)	1,950,000	1,853,195
5.00%, 08/05/34 (a)	1,915,000	1,874,617
Motorola Solutions, Inc.
2.30%, 11/15/30 (a)	3,400,000	2,913,487
2.75%, 05/24/31 (a)	3,395,000	2,940,983
5.60%, 06/01/32 (a)	2,430,000	2,481,267
5.40%, 04/15/34 (a)	3,580,000	3,581,837
NetApp, Inc.
2.70%, 06/22/30 (a)	2,707,000	2,388,522
NVIDIA Corp.
2.85%, 04/01/30 (a)	5,815,000	5,327,540
2.00%, 06/15/31 (a)	5,015,000	4,263,313
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/30 (a)	3,955,000	3,637,495
2.50%, 05/11/31 (a)	3,940,000	3,360,967
2.65%, 02/15/32 (a)	3,905,000	3,286,939
5.00%, 01/15/33 (a)	3,895,000	3,796,291
Oracle Corp.
2.95%, 04/01/30 (a)	12,595,000	11,377,236
4.65%, 05/06/30 (a)	3,090,000	3,043,026
3.25%, 05/15/30 (a)	2,015,000	1,845,330
2.88%, 03/25/31 (a)	12,610,000	11,090,693
6.25%, 11/09/32 (a)	8,955,000	9,493,418
4.90%, 02/06/33 (a)	6,025,000	5,871,077
4.30%, 07/08/34 (a)	6,890,000	6,344,083
4.70%, 09/27/34 (a)	6,735,000	6,388,777
PayPal Holdings, Inc.
2.30%, 06/01/30 (a)	3,975,000	3,484,348
4.40%, 06/01/32 (a)	3,970,000	3,812,871
5.15%, 06/01/34 (a)	3,320,000	3,300,613
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
QUALCOMM, Inc.
2.15%, 05/20/30 (a)	4,575,000	4,016,271
1.65%, 05/20/32 (a)	4,705,000	3,752,012
4.25%, 05/20/32 (a)	2,205,000	2,121,105
5.40%, 05/20/33 (a)	2,825,000	2,914,887
RELX Capital, Inc.
3.00%, 05/22/30 (a)	2,820,000	2,561,044
4.75%, 05/20/32 (a)	1,995,000	1,943,447
Roper Technologies, Inc.
2.00%, 06/30/30 (a)	2,370,000	2,021,677
1.75%, 02/15/31 (a)	4,095,000	3,366,430
4.75%, 02/15/32 (a)	1,850,000	1,801,727
4.90%, 10/15/34 (a)	3,960,000	3,809,717
S&P Global, Inc.
1.25%, 08/15/30 (a)	2,235,000	1,848,841
2.90%, 03/01/32 (a)	5,680,000	4,955,750
5.25%, 09/15/33 (a)	3,090,000	3,123,170
Salesforce, Inc.
1.95%, 07/15/31 (a)	5,805,000	4,876,702
ServiceNow, Inc.
1.40%, 09/01/30 (a)	5,890,000	4,894,169
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	1,935,000	1,659,740
TD SYNNEX Corp.
2.65%, 08/09/31 (a)	1,905,000	1,603,851
6.10%, 04/12/34 (a)	2,325,000	2,387,800
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	1,775,000	1,552,371
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	2,045,000	1,721,416
Texas Instruments, Inc.
1.75%, 05/04/30 (a)	2,970,000	2,542,577
1.90%, 09/15/31 (a)	1,990,000	1,666,850
3.65%, 08/16/32 (a)	1,585,000	1,456,013
4.90%, 03/14/33 (a)	3,745,000	3,721,792
4.85%, 02/08/34 (a)	2,375,000	2,337,820
Trimble, Inc.
6.10%, 03/15/33 (a)	3,200,000	3,328,556
TSMC Arizona Corp.
2.50%, 10/25/31 (a)	5,095,000	4,364,192
4.25%, 04/22/32 (a)(c)	3,700,000	3,538,074
Tyco Electronics Group SA
4.63%, 02/01/30 (a)	1,380,000	1,366,771
2.50%, 02/04/32 (a)	2,320,000	1,970,854
VeriSign, Inc.
2.70%, 06/15/31 (a)	2,975,000	2,555,911
Verisk Analytics, Inc.
5.75%, 04/01/33 (a)	2,065,000	2,123,916
5.25%, 06/05/34 (a)	2,365,000	2,338,517
Visa, Inc.
2.05%, 04/15/30 (a)	5,915,000	5,173,769
1.10%, 02/15/31 (a)	3,775,000	3,055,911
VMware LLC
4.70%, 05/15/30 (a)	3,080,000	3,016,863
2.20%, 08/15/31 (a)	5,715,000	4,743,139
Western Digital Corp.
3.10%, 02/01/32 (a)	1,980,000	1,650,440
Western Union Co.
2.75%, 03/15/31 (a)	1,215,000	1,030,114
Workday, Inc.
3.80%, 04/01/32 (a)	4,975,000	4,528,576
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xilinx, Inc.
2.38%, 06/01/30 (a)	2,925,000	2,578,629
		680,658,543
Transportation 1.2%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	2,455,072	2,122,109
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	1,859,403	1,695,692
Canadian National Railway Co.
3.85%, 08/05/32 (a)	3,310,000	3,056,901
5.85%, 11/01/33 (a)	910,000	954,532
6.25%, 08/01/34	1,950,000	2,108,999
4.38%, 09/18/34 (a)	2,875,000	2,706,314
Canadian Pacific Railway Co.
2.05%, 03/05/30 (a)	1,810,000	1,571,978
7.13%, 10/15/31	1,520,000	1,688,424
2.45%, 12/02/31 (a)	5,270,000	4,499,949
CSX Corp.
2.40%, 02/15/30 (a)	1,590,000	1,410,290
4.10%, 11/15/32 (a)	3,585,000	3,356,027
5.20%, 11/15/33 (a)	2,370,000	2,375,271
FedEx Corp. 2020-1 Class AA Pass-Through Trust
1.88%, 08/20/35	2,829,994	2,357,851
FedEx Corp.
4.25%, 05/15/30 (a)	2,970,000	2,878,335
2.40%, 05/15/31 (a)	3,895,000	3,325,143
4.90%, 01/15/34	1,940,000	1,890,720
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	1,470,000	1,234,803
6.50%, 05/06/34 (a)	2,095,000	2,150,900
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	1,893,948	1,640,171
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34 (a)	1,952,677	1,832,414
Norfolk Southern Corp.
5.05%, 08/01/30 (a)	2,253,000	2,275,547
2.30%, 05/15/31 (a)	2,230,000	1,908,696
3.00%, 03/15/32 (a)	2,320,000	2,025,636
4.45%, 03/01/33 (a)	1,957,000	1,865,989
5.55%, 03/15/34 (a)	1,635,000	1,668,780
Ryder System, Inc.
6.60%, 12/01/33 (a)	2,370,000	2,564,959
Southwest Airlines Co.
2.63%, 02/10/30 (a)	2,165,000	1,916,621
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	2,505,000	2,128,308
Union Pacific Corp.
2.40%, 02/05/30 (a)	3,365,000	2,989,186
2.38%, 05/20/31 (a)	3,720,000	3,215,150
2.80%, 02/14/32 (a)	4,568,000	3,964,977
4.50%, 01/20/33 (a)	3,590,000	3,456,634
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	1,948,904	1,820,245
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	1,953,634	1,866,731
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	2,135,997	1,884,887
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Parcel Service, Inc.
4.45%, 04/01/30 (a)	2,895,000	2,863,473
4.88%, 03/03/33 (a)	3,495,000	3,458,909
5.15%, 05/22/34 (a)	3,630,000	3,625,188
		90,356,739
		4,104,517,015

Utility 8.7%
Electric 7.7%
AEP Texas, Inc.
2.10%, 07/01/30 (a)	2,165,000	1,854,043
4.70%, 05/15/32 (a)	1,995,000	1,910,049
5.40%, 06/01/33 (a)	1,860,000	1,843,725
5.70%, 05/15/34 (a)	1,395,000	1,405,031
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	1,785,000	1,757,732
AES Corp.
2.45%, 01/15/31 (a)	3,890,000	3,245,064
Alabama Power Co.
1.45%, 09/15/30 (a)	1,335,000	1,105,384
3.05%, 03/15/32 (a)	2,765,000	2,426,872
3.94%, 09/01/32 (a)	1,899,000	1,766,835
5.85%, 11/15/33 (a)	1,340,000	1,391,066
Ameren Corp.
3.50%, 01/15/31 (a)	2,895,000	2,641,702
Ameren Illinois Co.
1.55%, 11/15/30 (a)	1,456,000	1,206,277
3.85%, 09/01/32 (a)	1,820,000	1,672,428
4.95%, 06/01/33 (a)	1,885,000	1,852,665
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	1,525,000	1,326,868
5.95%, 11/01/32 (a)	1,925,000	1,987,510
5.63%, 03/01/33 (a)	3,360,000	3,395,490
6.95%, 12/15/54 (a)(b)	2,540,000	2,629,744
Appalachian Power Co.
2.70%, 04/01/31 (a)	1,925,000	1,666,572
4.50%, 08/01/32 (a)	2,005,000	1,889,144
5.65%, 04/01/34 (a)	1,600,000	1,606,888
Arizona Public Service Co.
2.20%, 12/15/31 (a)	1,900,000	1,559,828
6.35%, 12/15/32 (a)	1,685,000	1,782,289
5.55%, 08/01/33 (a)	2,025,000	2,028,592
5.70%, 08/15/34 (a)	1,510,000	1,528,991
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	1,520,000	1,294,483
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	2,310,000	1,958,807
5.30%, 06/01/34 (a)	1,620,000	1,619,305
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	4,530,000	4,263,566
1.65%, 05/15/31 (a)	2,003,000	1,629,055
Black Hills Corp.
2.50%, 06/15/30 (a)	1,590,000	1,388,165
4.35%, 05/01/33 (a)	1,525,000	1,406,355
6.15%, 05/15/34 (a)	1,745,000	1,817,407
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	1,475,000	1,257,450
3.00%, 03/01/32 (a)	1,030,000	897,349
4.45%, 10/01/32 (a)	1,925,000	1,832,833
6.95%, 03/15/33	1,460,000	1,613,564
4.95%, 04/01/33 (a)	2,430,000	2,375,504
5.15%, 03/01/34 (a)	1,575,000	1,557,641
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	1,625,000	1,461,727
2.65%, 06/01/31 (a)	1,875,000	1,612,792
7.00%, 02/15/55 (a)(b)	1,475,000	1,520,294
6.70%, 05/15/55 (a)(b)	1,840,000	1,836,612
CMS Energy Corp.
4.75%, 06/01/50 (a)(b)	2,010,000	1,901,367
3.75%, 12/01/50 (a)(b)	1,385,000	1,207,980
Commonwealth Edison Co.
2.20%, 03/01/30 (a)	1,185,000	1,040,221
3.15%, 03/15/32 (a)	1,330,000	1,170,954
4.90%, 02/01/33 (a)	1,735,000	1,700,200
5.30%, 06/01/34 (a)	1,510,000	1,515,660
Connecticut Light & Power Co.
2.05%, 07/01/31 (a)	1,750,000	1,465,083
4.90%, 07/01/33 (a)	1,245,000	1,218,530
4.95%, 08/15/34 (a)	1,145,000	1,117,961
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	2,475,000	2,302,516
2.40%, 06/15/31 (a)	3,150,000	2,705,414
5.20%, 03/01/33 (a)	1,965,000	1,971,333
5.50%, 03/15/34 (a)	2,490,000	2,535,792
5.38%, 05/15/34 (a)	1,640,000	1,660,755
Constellation Energy Generation LLC
5.80%, 03/01/33 (a)	2,265,000	2,317,289
6.13%, 01/15/34 (a)	1,905,000	1,995,212
Consumers Energy Co.
4.70%, 01/15/30 (a)	2,875,000	2,854,764
3.60%, 08/15/32 (a)	1,495,000	1,355,150
4.63%, 05/15/33 (a)	2,634,000	2,541,669
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	1,765,000	1,479,247
6.63%, 02/01/32	1,330,000	1,444,844
5.30%, 05/15/33	1,160,000	1,160,399
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	5,670,000	5,216,746
2.25%, 08/15/31 (a)	3,465,000	2,887,072
4.35%, 08/15/32 (a)	1,625,000	1,524,241
5.38%, 11/15/32 (a)	3,185,000	3,191,861
6.30%, 03/15/33	1,215,000	1,280,167
5.25%, 08/01/33 (a)	2,050,000	2,024,703
7.00%, 06/01/54 (a)(b)	3,815,000	4,031,233
6.88%, 02/01/55 (a)(b)	3,860,000	4,013,816
DTE Electric Co.
2.25%, 03/01/30 (a)	2,436,000	2,147,290
2.63%, 03/01/31 (a)	2,435,000	2,132,539
3.00%, 03/01/32 (a)	1,840,000	1,616,756
5.20%, 04/01/33 (a)	2,485,000	2,486,395
5.20%, 03/01/34 (a)	1,920,000	1,914,592
DTE Energy Co.
2.95%, 03/01/30 (a)	1,230,000	1,104,685
5.85%, 06/01/34 (a)	3,230,000	3,317,497
Duke Energy Carolinas LLC
2.45%, 02/01/30 (a)	1,890,000	1,682,736
2.55%, 04/15/31 (a)	1,995,000	1,729,217
2.85%, 03/15/32 (a)	2,200,000	1,904,064
6.45%, 10/15/32	1,530,000	1,646,262
4.95%, 01/15/33 (a)	4,705,000	4,630,720
4.85%, 01/15/34 (a)	2,280,000	2,213,885
Duke Energy Corp.
2.45%, 06/01/30 (a)	3,255,000	2,851,744
2.55%, 06/15/31 (a)	3,764,000	3,219,491
4.50%, 08/15/32 (a)	4,460,000	4,249,428
5.75%, 09/15/33 (a)	2,325,000	2,385,690
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 06/15/34 (a)	2,940,000	2,937,906
6.45%, 09/01/54 (a)(b)	3,945,000	4,007,878
Duke Energy Florida LLC
1.75%, 06/15/30 (a)	2,010,000	1,704,453
2.40%, 12/15/31 (a)	2,500,000	2,108,429
5.88%, 11/15/33 (a)	2,340,000	2,438,155
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	1,310,000	1,311,412
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	1,575,000	1,363,359
5.25%, 04/01/33 (a)	1,630,000	1,631,288
Duke Energy Progress LLC
2.00%, 08/15/31 (a)	2,620,000	2,169,276
3.40%, 04/01/32 (a)	1,990,000	1,782,984
5.25%, 03/15/33 (a)	2,165,000	2,168,440
5.10%, 03/15/34 (a)	1,895,000	1,875,348
Edison International
5.25%, 03/15/32 (a)	2,280,000	2,257,773
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	1,730,000	1,463,260
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	1,693,000	1,688,806
5.30%, 09/15/33 (a)	1,370,000	1,382,787
5.45%, 06/01/34 (a)	1,465,000	1,486,515
Entergy Corp.
2.80%, 06/15/30 (a)	2,150,000	1,917,203
2.40%, 06/15/31 (a)	2,595,000	2,194,948
Entergy Louisiana LLC
1.60%, 12/15/30 (a)	1,225,000	1,010,811
3.05%, 06/01/31 (a)	1,435,000	1,279,908
2.35%, 06/15/32 (a)	1,812,000	1,508,891
4.00%, 03/15/33 (a)	2,910,000	2,666,981
5.35%, 03/15/34 (a)	2,000,000	2,000,418
5.15%, 09/15/34 (a)	2,650,000	2,605,867
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	1,175,000	1,152,364
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	2,337,000	1,926,807
Evergy Kansas Central, Inc.
5.90%, 11/15/33 (a)	1,130,000	1,170,776
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	1,585,000	1,374,494
4.95%, 04/15/33 (a)	1,075,000	1,051,177
5.40%, 04/01/34 (a)	1,250,000	1,252,015
Evergy, Inc.
6.65%, 06/01/55 (a)(b)	2,000,000	2,007,400
Eversource Energy
1.65%, 08/15/30 (a)	2,245,000	1,867,411
2.55%, 03/15/31 (a)	1,350,000	1,156,352
5.85%, 04/15/31 (a)	2,710,000	2,781,398
3.38%, 03/01/32 (a)	2,625,000	2,300,864
5.13%, 05/15/33 (a)	3,205,000	3,116,014
5.50%, 01/01/34 (a)	2,615,000	2,596,167
5.95%, 07/15/34 (a)	2,645,000	2,712,187
Exelon Corp.
4.05%, 04/15/30 (a)	4,615,000	4,399,194
3.35%, 03/15/32 (a)	2,510,000	2,225,029
5.30%, 03/15/33 (a)	3,465,000	3,456,564
5.45%, 03/15/34 (a)	2,605,000	2,602,681
FirstEnergy Corp.
2.65%, 03/01/30 (a)	2,100,000	1,863,436
2.25%, 09/01/30 (a)	1,905,000	1,633,927
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)(e)	1,700,000	1,655,683
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Florida Power & Light Co.
4.63%, 05/15/30 (a)	2,015,000	1,995,877
2.45%, 02/03/32 (a)	5,750,000	4,855,481
5.10%, 04/01/33 (a)	2,990,000	2,972,329
4.80%, 05/15/33 (a)	2,995,000	2,918,445
5.63%, 04/01/34	1,805,000	1,863,343
5.30%, 06/15/34 (a)	3,090,000	3,104,318
5.00%, 08/01/34 (a)	1,495,000	1,490,650
Georgia Power Co.
4.55%, 03/15/30 (a)	2,325,000	2,287,587
4.70%, 05/15/32 (a)	2,685,000	2,615,796
4.95%, 05/17/33 (a)	4,096,000	4,016,631
5.25%, 03/15/34 (a)	3,160,000	3,139,499
Idaho Power Co.
5.20%, 08/15/34 (a)	1,270,000	1,264,998
Interstate Power & Light Co.
2.30%, 06/01/30 (a)	1,475,000	1,277,006
5.70%, 10/15/33 (a)	1,160,000	1,181,908
4.95%, 09/30/34 (a)	1,520,000	1,463,966
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	1,845,000	1,739,388
5.75%, 04/01/34 (a)	1,550,000	1,553,676
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	1,635,000	1,651,620
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	1,640,000	1,659,979
MidAmerican Energy Co.
6.75%, 12/30/31	500,000	551,299
5.35%, 01/15/34 (a)	1,885,000	1,907,989
National Grid PLC
5.81%, 06/12/33 (a)	3,185,000	3,250,046
5.42%, 01/11/34 (a)	2,990,000	2,979,827
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (a)	1,885,000	1,664,499
5.00%, 02/07/31 (a)	1,715,000	1,724,574
1.35%, 03/15/31 (a)	1,530,000	1,229,075
1.65%, 06/15/31 (a)	1,315,000	1,067,763
8.00%, 03/01/32	1,750,000	2,037,751
2.75%, 04/15/32 (a)	2,050,000	1,755,589
4.02%, 11/01/32 (a)	2,475,000	2,293,499
4.15%, 12/15/32 (a)	1,650,000	1,539,901
5.80%, 01/15/33 (a)	2,482,000	2,571,002
5.00%, 08/15/34 (a)	1,450,000	1,419,577
Nevada Power Co.
2.40%, 05/01/30 (a)	1,910,000	1,681,436
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/30 (a)	2,302,000	2,307,523
2.25%, 06/01/30 (a)	7,757,000	6,711,930
2.44%, 01/15/32 (a)	3,945,000	3,293,772
5.00%, 07/15/32 (a)	3,970,000	3,911,519
5.05%, 02/28/33 (a)	3,970,000	3,896,940
5.25%, 03/15/34 (a)	4,260,000	4,215,312
6.75%, 06/15/54 (a)(b)	4,610,000	4,735,861
Northern States Power Co.
2.25%, 04/01/31 (a)	1,585,000	1,348,378
NSTAR Electric Co.
3.95%, 04/01/30 (a)	1,640,000	1,567,875
1.95%, 08/15/31 (a)	1,325,000	1,104,234
5.40%, 06/01/34 (a)	2,305,000	2,322,675
Ohio Power Co.
2.60%, 04/01/30 (a)	1,295,000	1,147,983
1.63%, 01/15/31 (a)	1,670,000	1,361,075
5.00%, 06/01/33 (a)	1,602,000	1,551,918
5.65%, 06/01/34 (a)	1,395,000	1,405,571
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	1,160,000	1,069,859
3.25%, 04/01/30 (a)	1,115,000	1,023,549
5.40%, 01/15/33 (a)	1,875,000	1,891,244
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (a)	2,225,000	1,999,088
7.00%, 05/01/32	1,900,000	2,117,852
4.15%, 06/01/32 (a)	1,605,000	1,503,701
4.55%, 09/15/32 (a)	2,855,000	2,749,340
7.25%, 01/15/33	1,240,000	1,403,764
5.65%, 11/15/33 (a)	3,245,000	3,331,110
Pacific Gas & Electric Co.
4.55%, 07/01/30 (a)	11,551,000	11,187,571
2.50%, 02/01/31 (a)	7,360,000	6,302,222
3.25%, 06/01/31 (a)	3,745,000	3,326,251
4.40%, 03/01/32 (a)	2,080,000	1,960,101
5.90%, 06/15/32 (a)	2,645,000	2,718,384
6.15%, 01/15/33 (a)	3,140,000	3,263,521
6.40%, 06/15/33 (a)	4,575,000	4,837,050
6.95%, 03/15/34 (a)	3,405,000	3,742,975
5.80%, 05/15/34 (a)	4,135,000	4,235,346
PacifiCorp
2.70%, 09/15/30 (a)	1,810,000	1,599,296
5.30%, 02/15/31 (a)	2,950,000	2,976,685
7.70%, 11/15/31	1,300,000	1,481,321
5.45%, 02/15/34 (a)	4,445,000	4,420,748
PECO Energy Co.
4.90%, 06/15/33 (a)	2,289,000	2,253,119
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	1,340,000	1,331,557
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	1,765,000	1,682,394
5.25%, 09/01/34 (a)	2,705,000	2,664,099
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	2,540,000	2,513,161
4.85%, 02/15/34 (a)	2,355,000	2,296,226
Progress Energy, Inc.
7.75%, 03/01/31	2,590,000	2,930,155
7.00%, 10/30/31	1,575,000	1,744,601
Public Service Co. of Colorado
1.90%, 01/15/31 (a)	1,530,000	1,278,919
1.88%, 06/15/31 (a)	3,015,000	2,483,387
4.10%, 06/01/32 (a)	1,115,000	1,046,520
5.35%, 05/15/34 (a)	1,825,000	1,828,691
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	1,260,000	1,061,103
5.35%, 10/01/33 (a)	2,300,000	2,325,687
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	1,670,000	1,383,147
5.25%, 01/15/33 (a)	1,895,000	1,871,668
Public Service Electric & Gas Co.
2.45%, 01/15/30 (a)	1,140,000	1,018,854
1.90%, 08/15/31 (a)	1,705,000	1,404,950
3.10%, 03/15/32 (a)	1,895,000	1,677,813
4.90%, 12/15/32 (a)	1,655,000	1,641,709
4.65%, 03/15/33 (a)	1,975,000	1,911,799
5.20%, 08/01/33 (a)	1,885,000	1,888,582
5.20%, 03/01/34 (a)	1,960,000	1,956,581
4.85%, 08/01/34 (a)	2,435,000	2,369,606
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	2,260,000	1,882,141
2.45%, 11/15/31 (a)	3,040,000	2,565,767
6.13%, 10/15/33 (a)	1,525,000	1,592,857
5.45%, 04/01/34 (a)	1,905,000	1,901,719
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Puget Energy, Inc.
4.10%, 06/15/30 (a)	2,115,000	1,986,386
4.22%, 03/15/32 (a)	1,750,000	1,601,328
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	1,530,000	1,520,762
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	3,080,000	2,583,424
3.00%, 03/15/32 (a)	1,955,000	1,705,040
Southern California Edison Co.
2.25%, 06/01/30 (a)	2,160,000	1,876,241
2.50%, 06/01/31 (a)	1,930,000	1,651,900
5.45%, 06/01/31 (a)	2,925,000	2,972,159
2.75%, 02/01/32 (a)	1,865,000	1,594,118
5.95%, 11/01/32 (a)	2,870,000	2,995,087
6.00%, 01/15/34	2,155,000	2,258,655
5.20%, 06/01/34 (a)	3,500,000	3,465,049
Southern Co.
3.70%, 04/30/30 (a)	4,105,000	3,853,518
5.70%, 10/15/32 (a)	1,965,000	2,022,382
5.20%, 06/15/33 (a)	2,925,000	2,893,552
5.70%, 03/15/34 (a)	4,480,000	4,579,839
Southwestern Electric Power Co.
5.30%, 04/01/33 (a)	1,570,000	1,554,846
System Energy Resources, Inc.
5.30%, 12/15/34 (a)	1,200,000	1,177,512
Tampa Electric Co.
2.40%, 03/15/31 (a)	1,490,000	1,274,588
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	1,140,000	942,566
3.25%, 05/15/32 (a)	1,290,000	1,133,571
5.20%, 09/15/34 (a)	1,535,000	1,507,145
Union Electric Co.
2.95%, 03/15/30 (a)	2,030,000	1,849,064
2.15%, 03/15/32 (a)	2,085,000	1,711,968
5.20%, 04/01/34 (a)	2,150,000	2,136,145
Virginia Electric & Power Co.
2.30%, 11/15/31 (a)	2,080,000	1,740,806
2.40%, 03/30/32 (a)	2,475,000	2,069,653
5.00%, 04/01/33 (a)	3,165,000	3,099,385
5.30%, 08/15/33 (a)	1,535,000	1,530,463
5.00%, 01/15/34 (a)	2,060,000	2,006,788
5.05%, 08/15/34 (a)	2,300,000	2,247,320
WEC Energy Group, Inc.
1.80%, 10/15/30 (a)	1,061,000	888,108
Wisconsin Electric Power Co.
4.75%, 09/30/32 (a)	1,905,000	1,881,420
5.63%, 05/15/33	1,435,000	1,492,814
4.60%, 10/01/34 (a)	1,105,000	1,054,284
Wisconsin Power & Light Co.
1.95%, 09/16/31 (a)	1,200,000	978,675
3.95%, 09/01/32 (a)	2,355,000	2,179,531
4.95%, 04/01/33 (a)	1,250,000	1,217,411
5.38%, 03/30/34 (a)	1,145,000	1,141,490
Xcel Energy, Inc.
3.40%, 06/01/30 (a)	2,310,000	2,120,099
2.35%, 11/15/31 (a)	1,135,000	938,637
4.60%, 06/01/32 (a)	2,620,000	2,496,309
5.45%, 08/15/33 (a)	3,025,000	3,006,024
5.50%, 03/15/34 (a)	3,130,000	3,118,508
		597,465,154
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Natural Gas 0.8%
Atmos Energy Corp.
1.50%, 01/15/31 (a)	2,375,000	1,949,237
5.45%, 10/15/32 (a)	1,235,000	1,265,145
5.90%, 11/15/33 (a)	2,545,000	2,666,274
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (a)	2,085,000	1,748,199
4.40%, 07/01/32 (a)	2,055,000	1,948,988
5.40%, 03/01/33 (a)	2,360,000	2,373,201
5.40%, 07/01/34 (a)	1,470,000	1,468,545
NiSource, Inc.
3.60%, 05/01/30 (a)	3,675,000	3,428,022
1.70%, 02/15/31 (a)	2,795,000	2,286,920
5.40%, 06/30/33 (a)	2,050,000	2,048,710
5.35%, 04/01/34 (a)	2,585,000	2,565,785
ONE Gas, Inc.
2.00%, 05/15/30 (a)	1,215,000	1,050,943
4.25%, 09/01/32 (a)	1,270,000	1,201,455
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31 (a)	1,454,000	1,242,385
5.40%, 06/15/33 (a)	1,445,000	1,446,552
Sempra
5.50%, 08/01/33 (a)	2,840,000	2,849,424
6.40%, 10/01/54 (a)(b)	4,700,000	4,666,105
6.63%, 04/01/55 (a)(b)	1,805,000	1,806,892
Southern California Gas Co.
2.55%, 02/01/30 (a)	2,450,000	2,196,484
5.20%, 06/01/33 (a)	1,855,000	1,847,695
5.05%, 09/01/34 (a)	2,590,000	2,551,385
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	2,155,000	1,775,031
5.15%, 09/15/32 (a)	1,915,000	1,910,161
5.75%, 09/15/33 (a)	1,920,000	1,969,349
4.95%, 09/15/34 (a)	1,880,000	1,819,497
Southwest Gas Corp.
2.20%, 06/15/30 (a)	1,790,000	1,548,317
4.05%, 03/15/32 (a)	2,160,000	2,006,645
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	1,540,000	1,504,922
5.15%, 08/15/34 (a)	1,405,000	1,394,951
		58,537,219
Utility Other 0.2%
American Water Capital Corp.
2.80%, 05/01/30 (a)	1,940,000	1,741,072
2.30%, 06/01/31 (a)	2,182,000	1,844,812
4.45%, 06/01/32 (a)	3,095,000	2,955,052
5.15%, 03/01/34 (a)	2,830,000	2,807,208
Essential Utilities, Inc.
2.70%, 04/15/30 (a)	1,925,000	1,713,587
2.40%, 05/01/31 (a)	1,790,000	1,523,319
5.38%, 01/15/34 (a)	1,915,000	1,901,248
		14,486,298
		670,488,671
Total Corporates (Cost $7,666,465,794)		7,644,823,758

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (h)	17,536,257	17,536,257
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (h)(i)	40,084,751	40,084,751
		57,621,008
Total Short-Term Investments (Cost $57,621,008)		57,621,008
Total Investments in Securities (Cost $7,724,086,802)		7,702,444,766

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
5 Year US Treasury Notes (CBOT), expires 03/31/25	74	7,866,547	(27,554)
Short
10 Year US Treasury Notes Ultra Futures, expires 03/20/25	(18)	(2,003,625)	(2,839)
3 Year US Treasury Notes (CBOT), expires 03/31/25	(20)	(4,175,313)	20,410
			17,571
Total Net Unrealized Depreciation on Futures Contracts			(9,983)

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $38,427,824.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $108,820,572 or 1.4% of net assets.

(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/24	FACE AMOUNT AT 12/31/24	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp.
4.00%, 02/01/29	$1,813,161	$77,308	($1,867,180 )	($9,591 )	($15,853 )	$2,155	$—	$—	$13,328
3.25%, 05/22/29	1,740,882	240,794	(1,939,238)	(4,529)	(50,248)	12,339	—	—	27,346
2.75%, 10/01/29	1,262,336	287,699	(1,569,001)	21,224	(25,918)	23,660	—	—	37,016
4.63%, 03/22/30	1,553,795	395,503	(76,253)	(587)	(17,032)	6,942	1,862,368	1,865,000	80,280
1.65%, 03/11/31	1,837,061	580,770	(81,998)	(14,554)	(17,033)	64,343	2,368,589	2,890,000	43,152
2.30%, 05/13/31	1,919,612	554,712	(41,448)	(9,708)	(7,887)	51,772	2,467,053	2,900,000	60,099
1.95%, 12/01/31	2,073,565	673,985	(90,971)	(12,124)	(19,113)	65,006	2,690,348	3,295,000	57,983
2.90%, 03/03/32	2,651,015	806,264	(114,452)	(9,147)	(48,994)	53,976	3,338,662	3,870,000	101,737
5.85%, 05/19/34	4,234,320	1,112,666	(179,148)	(805)	(8,570)	(4,084)	5,154,379	5,005,000	266,248
6.14%, 08/24/34	4,506,881	1,181,406	(232,191)	5,552	(36,958)	(1,551)	5,423,139	5,165,000	289,300
Total	$23,592,628	$5,911,107	($6,191,880 )	($34,269 )	($247,606 )	$274,558	$23,304,538		$976,489

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$7,644,823,758	$—	$7,644,823,758
Short-Term Investments[1]	57,621,008	—	—	57,621,008
Futures Contracts[2]	20,410	—	—	20,410
Liabilities
Futures Contracts[2]	(30,393)	—	—	(30,393)
Total	$57,611,025	$7,644,823,758	$—	$7,702,434,783

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $22,938,370)		$23,304,538
Investments in securities, at value - unaffiliated issuers (cost $7,701,148,432) including securities on loan of $38,427,824		7,679,140,228
Deposit with broker for futures contracts		1,697,025
Receivables:
Interest		93,323,009
Investments sold		82,180,097
Dividends		86,127
Income from securities on loan		34,544
Variation margin on future contracts	+	9,151
Total assets		7,879,774,719

Liabilities
Collateral held for securities on loan		40,084,751
Payables:
Investments bought		97,446,422
Fund shares redeemed		2,208,863
Management fees	+	195,497
Total liabilities		139,935,533
Net assets		$7,739,839,186

Net Assets by Source
Capital received from investors		$7,810,623,755
Total distributable loss	+	(70,784,569)
Net assets		$7,739,839,186

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,739,839,186		350,400,000		$22.09

See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$348,083,452
Interest received from securities - affiliated issuers		1,251,047
Dividends received from securities - unaffiliated issuers		776,176
Other Interest		79,400
Securities on loan, net	+	529,197
Total investment income		350,719,272

Expenses
Management fees		2,042,104
Total expenses	–	2,042,104
Net investment income		348,677,168

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(65,613)
Net realized losses on sales of securities - unaffiliated issuers		(10,630,449)
Net realized gains on sales of in-kind redemptions - affiliated issuers		31,344
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		10,459,177
Net realized losses on futures contracts	+	(154,590)
Net realized losses		(360,131)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(247,606)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(125,766,714)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(27,391)
Net change in unrealized appreciation (depreciation)	+	(126,041,711)
Net realized and unrealized losses		(126,401,842)
Increase in net assets resulting from operations		$222,275,326
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$348,677,168	$201,012,155
Net realized losses		(360,131)	(38,933,363)
Net change in unrealized appreciation (depreciation)	+	(126,041,711)	155,413,863
Increase in net assets resulting from operations		$222,275,326	$317,492,655

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($348,286,925 )	($200,670,060 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		109,500,000	$2,445,809,400	256,400,000	$5,648,599,785
Shares redeemed	+	(15,300,000)	(342,445,920)	(15,400,000)	(331,211,516)
Net transactions in fund shares		94,200,000	$2,103,363,480	241,000,000	$5,317,388,269

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		256,200,000	$5,762,487,305	15,200,000	$328,276,441
Total increase	+	94,200,000	1,977,351,881	241,000,000	5,434,210,864
End of period		350,400,000	$7,739,839,186	256,200,000	$5,762,487,305

[1]
For the period ended December 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24[1]	1/1/23– 12/31/23[1]	10/12/22[2]– 12/31/22[1]
Per-Share Data
Net asset value at beginning of period	$26.24	$25.58	$25.00
Income (loss) from investment operations:
Net investment income (loss)[3]	1.40	0.87	0.20
Net realized and unrealized gains (losses)	(0.48)	0.57	0.49
Total from investment operations	0.92	1.44	0.69
Less distributions:
Distributions from net investment income	(1.51)	(0.82)	(0.15)
Other capital[3]	0.02	0.04	0.04
Net asset value at end of period	$25.67	$26.24	$25.58
Total return	1.14%	5.87%	2.93%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%[5]
Net investment income (loss)	3.47%	3.41%	3.50%[5]
Portfolio turnover rate[6]	31%	47%	13%[4]
Net assets, end of period (x 1,000)	$487,795	$246,617	$61,387

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024 (see financial note 10 for additional information).
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.3% OF NET ASSETS
ALABAMA 0.6%
Alabama Federal Aid Highway Finance Auth
Special Obligation Refunding RB Series 2017B	5.00%	09/01/25 (a)	50,000	50,551
Alabama Public School & College Auth
Refunding RB Series 2020A	5.00%	11/01/25	100,000	101,668
Refunding RB Series 2020A	5.00%	11/01/29	50,000	54,602
Refunding RB Series 2020A	5.00%	11/01/30	50,000	55,445
Refunding RB Series 2020A	5.00%	11/01/31 (b)	50,000	55,218
Refunding RB Series 2020A	5.00%	11/01/34 (b)	150,000	163,713
Refunding RB Series 2020A	5.00%	11/01/37 (b)	130,000	140,583
Refunding RB Series 2020A	4.00%	11/01/40 (b)	215,000	215,879
Alabama State Corrections Institution Finance Auth
RB Series 2022A	5.25%	07/01/47 (b)	100,000	106,668
Birmingham Water Works Board
Water Refunding RB Series 2015A	5.00%	01/01/42 (a)(b)	300,000	300,000
Jefferson Cnty
Sewer RB Series 2024	5.00%	10/01/39 (b)	130,000	141,204
Sewer RB Series 2024	5.25%	10/01/45 (b)	250,000	270,476
Sewer RB Series 2024	5.25%	10/01/49 (b)	225,000	241,220
Sewer RB Warrants Series 2024	5.00%	10/01/32	60,000	65,846
Sewer RB Warrants Series 2024	5.50%	10/01/53 (b)	415,000	450,191
Sewer Revenue Warrants Series 2024	5.00%	10/01/31	280,000	304,856
Sewer Revenue Warrants Series 2024	5.00%	10/01/33	20,000	22,100
Sewer Revenue Warrants Series 2024	5.25%	10/01/43 (b)	100,000	108,811
Tuscaloosa City Board of Education Capital Outlay Warrants
School Tax Warrants Series 2016	5.00%	08/01/46 (a)(b)	200,000	206,249
Univ of Alabama
General RB Series 2012A	3.50%	07/01/42 (b)	75,000	66,525
				3,121,805
ALASKA 0.0%
Anchorage
Solid Waste Refunding RB Series 2022A	4.00%	11/01/52 (b)	105,000	99,674
ARIZONA 1.0%
Arizona
Refunding COP Series 20019A	5.00%	10/01/25 (a)	450,000	456,887
Arizona St Transportation Brd
Highway Refunding RB Series 2023	5.00%	07/01/26	110,000	113,268
Highway Refunding RB Series 2023	5.00%	07/01/27	25,000	26,275
Highway Refunding RB Series 2023	5.00%	07/01/33	40,000	45,715
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Gilbert
Sr Lien Utility System RB Series 2022	5.00%	07/15/36 (b)	165,000	183,863
Sr Lien Utility System RB Series 2022	4.00%	07/15/41 (b)	25,000	25,222
Maricopa Cnty
GO Bonds Series 2018C	4.00%	07/01/38 (b)	300,000	301,742
Mesa
Utility System Refunding RB Series 2020	4.00%	07/01/34 (b)	40,000	41,125
Utility Systems RB Series 2019A	5.00%	07/01/43 (b)	75,000	78,762
Utility Systems Refunding RB Series 2016	4.00%	07/01/31 (b)	50,000	50,415
Phoenix
GO Refunding Bonds Series 2016	5.00%	07/01/27 (b)	75,000	77,356
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019A	4.00%	07/01/49 (b)	100,000	96,313
Jr Lien Airport Refunding RB Series 2017D	5.00%	07/01/31 (b)	50,000	52,056
Jr Lien Airport Refunding RB Series 2017D	5.00%	07/01/35 (b)	40,000	41,449
Jr Lien Airport Refunding RB Series 2017D	5.00%	07/01/36 (b)	130,000	134,550
Jr Lien Wastewater System RB Series 2023	5.25%	07/01/47 (b)	150,000	165,281
Jr Lien Water System RB Series 2020A	5.00%	07/01/44 (b)	180,000	190,445
Pima Cnty
Sewer RB Series 2016	5.00%	07/01/25 (a)	90,000	90,825
Sewer RB Series 2016	5.00%	07/01/25	65,000	65,670
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2015A	5.00%	12/01/33 (b)	100,000	100,690
Electric System RB Series 2015A	5.00%	12/01/45 (b)	100,000	100,651
Electric System RB Series 2017A	5.00%	01/01/27	100,000	104,187
Electric System RB Series 2017A	5.00%	01/01/30 (b)	100,000	105,710
Electric System RB Series 2017A	5.00%	01/01/36 (b)	300,000	314,436
Electric System RB Series 2019A	4.00%	01/01/39 (b)	200,000	201,749
Electric System RB Series 2019A	5.00%	01/01/47 (b)	100,000	104,818
Electric System RB Series 2020A	5.00%	01/01/45 (b)	100,000	106,293
Electric System RB Series 2021A	5.00%	01/01/28	60,000	63,664
Electric System RB Series 2022A	5.00%	01/01/31	100,000	111,458
Electric System RB Series 2023A	5.00%	01/01/47 (b)	250,000	268,938
Electric System RB Series 2023B	5.00%	01/01/48 (b)	220,000	237,077
Electric System RB Series 2023B	5.25%	01/01/53 (b)	150,000	164,118
Electric System RB Series 2024A	5.00%	01/01/49 (b)	100,000	108,230
Electric System RB Series 2024A	5.25%	01/01/54 (b)	250,000	274,869
Electric System Refunding RB Series 2016A	5.00%	01/01/27	55,000	57,303
Electric System Refunding RB Series 2016A	5.00%	01/01/28 (b)	10,000	10,419
Electric System Refunding RB Series 2016A	5.00%	01/01/31 (b)	200,000	207,387
Electric System Refunding RB Series 2016A	4.00%	01/01/38 (b)	25,000	25,093
				4,904,309
ARKANSAS 0.1%
Fayetteville SD #1
GO Refunding & Construction Bonds	3.00%	06/01/50 (b)(c)	125,000	94,683
GO Refunding Bonds	2.75%	06/01/46 (b)(c)	50,000	36,216
Springdale
Sales & Use Tax Revenue Refunding Bonds Series 2023B	4.25%	08/01/53 (b)(c)	75,000	72,979
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ of Arkansas
Facilities RB Series 2021A	5.00%	12/01/45 (b)	70,000	74,166
				278,044
CALIFORNIA 18.5%
Alameda Cnty Transportation Commission
LT Sr Sales Tax RB Series 2022	5.00%	03/01/45 (b)	110,000	119,916
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2016B	5.00%	10/01/36 (b)	30,000	30,532
2nd Sub Lien Refunding RB Series 2016B	4.00%	10/01/37 (b)(c)	60,000	60,029
2nd Sub Lien Refunding RB Series 2016B	5.00%	10/01/37 (b)	150,000	152,571
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (b)	110,000	117,400
Sr Lien RB Series 1999A	0.00%	10/01/35 (c)(d)	50,000	33,736
Sr Lien Refunding RB Series 2024A	0.00%	10/01/52 (b)(d)	300,000	82,037
Anaheim Public Financing Auth
Sub Lease RB Series 1997C	0.00%	09/01/32 (c)(d)	200,000	152,790
Sub Lease RB Series 1997C	0.00%	09/01/34 (c)(d)	25,000	17,588
Bay Area Toll Auth
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/31 (b)	25,000	25,401
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/32 (b)	140,000	142,073
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/33 (b)	190,000	192,631
Sub Toll Bridge RB Series 2017S7	3.25%	04/01/36 (b)	200,000	188,481
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/47 (b)	250,000	248,389
Toll Bridge RB Series 2017F1	5.00%	04/01/56 (a)(b)	95,000	99,997
Toll Bridge RB Series 2021F2	2.60%	04/01/56 (b)	240,000	160,091
Toll Bridge RB Series 2023F1	5.00%	04/01/29	100,000	109,623
Toll Bridge RB Series 2023F1	5.00%	04/01/30	70,000	78,092
Toll Bridge RB Series 2023F1	5.25%	04/01/54 (b)	100,000	110,392
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/33 (d)	150,000	112,500
California
Go Bonds	5.00%	04/01/28	40,000	42,642
Go Bonds	5.00%	10/01/30	200,000	222,060
GO Bonds	5.00%	03/01/25	75,000	75,247
GO Bonds	5.00%	10/01/25	250,000	253,958
GO Bonds	5.00%	03/01/26 (b)	250,000	250,765
GO Bonds	5.00%	08/01/26	250,000	258,598
GO Bonds	5.00%	04/01/27	200,000	209,358
GO Bonds	5.00%	08/01/27 (b)	200,000	206,446
GO Bonds	4.00%	09/01/27	40,000	41,175
GO Bonds	5.00%	02/01/28 (c)	70,000	74,405
GO Bonds	5.00%	08/01/28 (b)	40,000	41,237
GO Bonds	5.00%	08/01/28	165,000	176,931
GO Bonds	5.00%	11/01/28	125,000	134,613
GO Bonds	5.00%	04/01/29	500,000	542,241
GO Bonds	5.00%	08/01/29 (b)	200,000	209,668
GO Bonds	5.00%	10/01/29 (b)	150,000	161,048
GO Bonds	5.00%	10/01/29	95,000	103,873
GO Bonds	5.00%	11/01/29	100,000	109,487
GO Bonds	5.00%	11/01/29	30,000	32,846
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds	5.00%	04/01/30	250,000	275,419
GO Bonds	5.00%	08/01/30	200,000	221,493
GO Bonds	5.00%	09/01/30	100,000	110,888
GO Bonds	5.00%	10/01/30 (b)	250,000	273,911
GO Bonds	5.00%	10/01/30 (b)	275,000	294,327
GO Bonds	5.00%	11/01/30	285,000	316,841
GO Bonds	5.00%	04/01/31 (b)	125,000	135,763
GO Bonds	4.00%	09/01/31 (b)	180,000	182,200
GO Bonds	5.00%	09/01/31	85,000	95,429
GO Bonds	5.00%	11/01/31 (b)	185,000	194,433
GO Bonds	5.00%	04/01/32	155,000	175,385
GO Bonds	5.00%	04/01/32	300,000	339,455
GO Bonds	4.00%	09/01/32 (b)	155,000	156,747
GO Bonds	5.00%	09/01/32	100,000	113,700
GO Bonds	5.00%	11/01/32 (b)	220,000	235,200
GO Bonds	5.00%	12/01/32 (b)	150,000	153,790
GO Bonds	5.00%	04/01/33 (b)	255,000	275,150
GO Bonds	5.00%	08/01/33	250,000	287,352
GO Bonds	3.00%	10/01/33 (b)	100,000	99,012
GO Bonds	4.00%	10/01/33 (b)	130,000	136,672
GO Bonds	5.00%	10/01/33 (b)	55,000	62,897
GO Bonds	5.00%	03/01/34 (b)	100,000	109,132
GO Bonds	5.00%	09/01/34 (b)	40,000	45,223
GO Bonds	4.00%	10/01/34 (b)	100,000	104,786
GO Bonds	5.00%	08/01/35 (b)	100,000	115,398
GO Bonds	4.00%	09/01/35 (b)	200,000	201,138
GO Bonds	4.00%	10/01/35 (b)	250,000	260,132
GO Bonds	5.00%	10/01/35 (b)	200,000	226,888
GO Bonds	5.00%	12/01/35 (b)	100,000	109,762
GO Bonds	5.00%	03/01/36 (b)	265,000	287,682
GO Bonds	5.00%	09/01/36 (b)	250,000	284,181
GO Bonds	5.00%	11/01/36 (b)	25,000	27,349
GO Bonds	5.00%	09/01/38 (b)	150,000	169,806
GO Bonds	5.00%	09/01/39 (b)	50,000	56,671
GO Bonds	5.00%	10/01/39 (b)	200,000	224,359
GO Bonds	4.00%	02/01/43 (b)	60,000	59,213
GO Bonds	2.38%	12/01/43 (b)	30,000	22,489
GO Bonds	5.25%	08/01/44 (b)	100,000	113,650
GO Bonds	5.00%	09/01/44 (b)	400,000	443,170
GO Bonds	4.00%	03/01/45 (b)	100,000	98,172
GO Bonds	5.00%	03/01/45 (b)	55,000	55,078
GO Bonds	5.00%	08/01/45 (b)	95,000	95,502
GO Bonds	5.00%	10/01/45 (b)	150,000	164,478
GO Bonds	5.25%	10/01/45 (b)	250,000	279,493
GO Bonds	3.00%	03/01/46 (b)	70,000	57,701
GO Bonds	4.00%	03/01/46 (b)	100,000	100,280
GO Bonds	3.00%	09/01/46 (b)	270,000	215,877
GO Bonds	3.00%	12/01/46 (b)	70,000	57,495
GO Bonds	5.00%	04/01/47 (b)	100,000	108,233
GO Bonds	5.25%	09/01/47 (b)	200,000	221,302
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds	5.00%	10/01/47 (b)	50,000	50,762
GO Bonds	4.00%	11/01/47 (b)	150,000	149,907
GO Bonds	5.00%	11/01/47 (b)	45,000	46,650
GO Bonds	5.00%	09/01/48 (b)	240,000	263,351
GO Bonds	4.00%	04/01/49 (b)	250,000	250,402
GO Bonds	4.00%	08/01/49 (b)	250,000	250,518
GO Bonds	5.00%	08/01/49 (b)	100,000	109,866
GO Bonds	5.00%	10/01/49 (b)	175,000	184,473
GO Bonds	2.50%	03/01/50 (b)	90,000	63,112
GO Bonds	5.25%	10/01/50 (b)	170,000	188,307
GO Bonds	5.25%	09/01/53 (b)	200,000	221,627
GO Bonds Series 2010	4.00%	11/01/34 (b)	115,000	120,137
Go Refunding Bonds	5.00%	12/01/31	100,000	112,630
GO Refunding Bonds	5.00%	08/01/25	380,000	384,634
GO Refunding Bonds	5.00%	08/01/25	150,000	151,829
GO Refunding Bonds	5.00%	09/01/25	95,000	96,330
GO Refunding Bonds	5.00%	09/01/25	100,000	101,400
GO Refunding Bonds	5.00%	10/01/25	80,000	81,267
GO Refunding Bonds	5.00%	10/01/25	250,000	253,958
GO Refunding Bonds	5.00%	04/01/26	270,000	277,270
GO Refunding Bonds	5.00%	08/01/26	200,000	206,878
GO Refunding Bonds	5.00%	09/01/26	285,000	295,333
GO Refunding Bonds	5.00%	09/01/26	300,000	310,876
GO Refunding Bonds	5.00%	11/01/26	125,000	130,004
GO Refunding Bonds	5.00%	12/01/26	200,000	208,388
GO Refunding Bonds	5.00%	03/01/27 (b)	250,000	250,776
GO Refunding Bonds	4.00%	09/01/27	125,000	128,672
GO Refunding Bonds	5.00%	09/01/27	150,000	158,306
GO Refunding Bonds	4.00%	10/01/27	125,000	128,787
GO Refunding Bonds	5.00%	11/01/27	100,000	105,880
GO Refunding Bonds	5.00%	12/01/27	210,000	222,709
GO Refunding Bonds	5.00%	04/01/28	125,000	133,257
GO Refunding Bonds	5.00%	08/01/28 (b)	175,000	180,414
GO Refunding Bonds	5.00%	10/01/28	150,000	161,306
GO Refunding Bonds	5.00%	11/01/28 (b)	25,000	26,378
GO Refunding Bonds	5.00%	11/01/28	330,000	355,379
GO Refunding Bonds	5.00%	12/01/28	50,000	53,922
GO Refunding Bonds	5.00%	04/01/29	95,000	103,026
GO Refunding Bonds	5.00%	08/01/29 (b)	80,000	82,416
GO Refunding Bonds	3.00%	09/01/29 (b)	55,000	54,271
GO Refunding Bonds	5.00%	09/01/29	100,000	109,194
GO Refunding Bonds	5.00%	09/01/29	175,000	191,089
GO Refunding Bonds	5.00%	10/01/29 (b)	70,000	71,672
GO Refunding Bonds	5.00%	10/01/29	65,000	71,071
GO Refunding Bonds	5.00%	10/01/29	200,000	218,680
GO Refunding Bonds	5.00%	11/01/29	60,000	65,692
GO Refunding Bonds	5.00%	11/01/29 (b)	100,000	105,270
GO Refunding Bonds	5.00%	11/01/29	60,000	65,692
GO Refunding Bonds	5.00%	03/01/30 (b)	150,000	150,458
GO Refunding Bonds	5.00%	04/01/30	100,000	110,168
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	5.00%	08/01/30 (b)	150,000	157,126
GO Refunding Bonds	5.00%	08/01/30 (b)	100,000	100,160
GO Refunding Bonds	5.00%	08/01/30 (b)	25,000	25,273
GO Refunding Bonds	5.00%	09/01/30 (b)	100,000	103,135
GO Refunding Bonds	5.00%	11/01/30	50,000	55,586
GO Refunding Bonds	5.00%	04/01/31	100,000	111,656
GO Refunding Bonds	5.00%	04/01/31 (b)	130,000	141,193
GO Refunding Bonds	5.00%	09/01/31	200,000	224,540
GO Refunding Bonds	5.00%	04/01/32 (b)	150,000	162,378
GO Refunding Bonds	5.25%	08/01/32	300,000	344,082
GO Refunding Bonds	2.50%	09/01/32 (b)	25,000	22,970
GO Refunding Bonds	4.00%	09/01/32 (b)	50,000	50,563
GO Refunding Bonds	5.00%	09/01/32 (b)	150,000	151,584
GO Refunding Bonds	5.00%	09/01/32	500,000	568,500
GO Refunding Bonds	5.00%	11/01/32	175,000	199,348
GO Refunding Bonds	5.00%	11/01/32 (b)	70,000	77,344
GO Refunding Bonds	5.00%	03/01/33 (b)	200,000	218,707
GO Refunding Bonds	5.00%	08/01/33	45,000	51,723
GO Refunding Bonds	3.00%	09/01/33 (b)	155,000	150,772
GO Refunding Bonds	4.00%	08/01/34 (b)	125,000	125,875
GO Refunding Bonds	4.00%	09/01/34 (b)	100,000	100,726
GO Refunding Bonds	3.00%	10/01/34 (b)	180,000	177,159
GO Refunding Bonds	4.00%	11/01/34 (b)	90,000	91,456
GO Refunding Bonds	5.00%	03/01/35 (b)	410,000	446,195
GO Refunding Bonds	3.13%	04/01/35 (b)	75,000	74,388
GO Refunding Bonds	5.00%	04/01/35 (b)	250,000	280,458
GO Refunding Bonds	5.00%	04/01/35 (b)	100,000	106,127
GO Refunding Bonds	3.50%	08/01/35 (b)	200,000	192,833
GO Refunding Bonds	5.00%	08/01/35 (b)	125,000	130,315
GO Refunding Bonds	5.00%	09/01/35 (b)	150,000	168,955
GO Refunding Bonds	5.00%	09/01/35 (b)	250,000	286,943
GO Refunding Bonds	4.00%	11/01/35 (b)	165,000	167,416
GO Refunding Bonds	4.00%	03/01/36 (b)	435,000	448,953
GO Refunding Bonds	5.00%	04/01/36 (b)	200,000	214,328
GO Refunding Bonds	5.00%	08/01/36 (b)	30,000	30,747
GO Refunding Bonds	5.00%	08/01/36 (b)	200,000	208,352
GO Refunding Bonds	4.00%	09/01/36 (b)	100,000	100,490
GO Refunding Bonds	5.00%	09/01/36 (b)	20,000	20,522
GO Refunding Bonds	3.00%	10/01/36 (b)	200,000	191,261
GO Refunding Bonds	5.00%	11/01/36 (b)	95,000	100,730
GO Refunding Bonds	4.00%	03/01/37 (b)	200,000	205,950
GO Refunding Bonds	5.00%	04/01/37 (b)	190,000	203,225
GO Refunding Bonds	5.00%	04/01/37 (b)	50,000	55,738
GO Refunding Bonds	5.00%	09/01/37 (b)	20,000	22,794
GO Refunding Bonds	5.00%	10/01/37 (b)	60,000	66,232
GO Refunding Bonds	4.00%	11/01/37 (b)	150,000	154,670
GO Refunding Bonds	5.00%	08/01/39 (b)	100,000	113,861
GO Refunding Bonds	3.00%	11/01/40 (b)	100,000	88,688
GO Refunding Bonds	5.00%	09/01/41 (b)	100,000	108,977
GO Refunding Bonds	4.00%	10/01/41 (b)	90,000	91,498
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	4.00%	04/01/42 (b)	200,000	203,016
GO Refunding Bonds	5.00%	04/01/42 (b)	250,000	259,597
GO Refunding Bonds	5.00%	04/01/42 (b)	100,000	109,660
GO Refunding Bonds	5.00%	09/01/42 (b)	100,000	110,146
GO Refunding Bonds	5.00%	10/01/42 (b)	100,000	106,112
GO Refunding Bonds	5.00%	10/01/42 (b)	250,000	277,035
GO Refunding Bonds	4.00%	09/01/43 (b)	240,000	243,271
GO Refunding Bonds	5.00%	08/01/44 (b)	250,000	278,016
ULT GO Bonds	5.00%	10/01/26 (b)	125,000	127,989
California Dept of Water Resources
Water System RB Series AW	5.00%	12/01/30 (b)	100,000	103,879
Water System RB Series AW	4.00%	12/01/35 (b)	50,000	50,640
Water System RB Series BA	5.00%	12/01/34 (b)	55,000	59,826
Water System RB Series BB	5.00%	12/01/26	25,000	26,134
Water System RB Series BB	5.00%	12/01/32 (b)	200,000	224,684
Water System RB Series BB	5.00%	12/01/33 (b)	45,000	50,423
Water System RB Series BF	5.00%	12/01/31	75,000	86,088
Water System RB Series BF	5.00%	12/01/32	100,000	116,237
Water System RB Series BF	5.00%	12/01/34 (b)	70,000	80,922
California Educational Facilities Auth
RB (Loma Linda Univ) Series 2017A	5.00%	04/01/42 (b)	300,000	306,371
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (b)	170,000	170,495
RB (Stanford Univ) Series U1	5.25%	04/01/40	25,000	30,836
RB (Stanford Univ) Series U6	5.00%	05/01/45	200,000	239,655
RB (Stanford Univ) Series U7	5.00%	06/01/46	250,000	299,896
RB (Stanford Univ) Series V1	5.00%	05/01/49	200,000	239,893
RB (Stanford Univ) Series V2	2.25%	04/01/51 (b)	300,000	189,573
RB (Stanford Univ) Series V3	5.00%	06/01/33	100,000	117,271
California Infrastructure & Economic Development Bank
1st Lien RB Series 2003A	5.00%	07/01/25 (a)(c)	140,000	141,512
1st Lien RB Series 2003A	5.00%	07/01/36 (a)(b)	115,000	122,808
Clean Water & Drinking Water RB Series 2023	4.00%	10/01/47 (b)	200,000	200,319
Clean Water State Revolving Fund RB Series 2018	5.00%	10/01/27	130,000	138,343
Infrastructure Revolving Fund RB Series 2016A	4.00%	10/01/45 (a)(b)	50,000	51,145
Lease RB Series 2019	5.00%	08/01/44 (b)	250,000	263,097
RB (Academy of Motion Picture Arts & Sciences) Series 2020A	5.00%	11/01/30	50,000	55,814
RB (California Science Center) Series 2021B	4.00%	05/01/46 (b)	75,000	72,803
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/42 (b)	100,000	104,370
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/47 (b)	200,000	207,362
RB Series 2022A	5.00%	10/01/47 (b)	25,000	27,444
Refunding RB (Los Angeles Cnty Museum of Natural History) Series 2020	4.00%	07/01/50 (b)	40,000	38,050
Refunding RB Series 2023A	5.00%	04/01/33	50,000	58,396
California Municipal Finance Auth
RB (Pomona College) Series 2017	4.00%	01/01/43 (a)(b)	150,000	155,712
RB (St Ignatius College Preparatory) Series 2024A	5.00%	09/01/54 (b)	150,000	162,528
California Public Works Board
Lease RB Series 2019C	5.00%	11/01/44 (b)	200,000	212,524
Lease RB Series 2021B	4.00%	05/01/46 (b)	100,000	100,059
Lease RB Series 2021C	5.00%	11/01/46 (b)	200,000	215,198
Lease RB Series 2024A	5.00%	04/01/49 (b)	160,000	175,321
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lease RB Series 2024B	5.00%	04/01/45 (b)	250,000	276,807
Lease Refunding RB Series 2015F	5.00%	05/01/27 (b)	75,000	75,463
Lease Refunding RB Series 2017B	5.00%	10/01/28 (b)	100,000	105,304
Lease Refunding RB Series 2021A	5.00%	02/01/31	200,000	223,406
Lease Refunding RB Series 2021A	5.00%	02/01/32	25,000	28,283
Lease Refunding RB Series 2022A	5.00%	08/01/28	190,000	203,940
Lease Refunding RB Series 2022A	5.00%	08/01/30	100,000	110,964
Lease Refunding RB Series 2022A	5.00%	08/01/32 (b)	95,000	106,492
Lease Refunding RB Series 2022A	5.00%	08/01/34 (b)	200,000	222,849
Lease Refunding RB Series 2022A	5.00%	08/01/35 (b)	75,000	83,293
Lease Refunding RB Series 2022A	5.00%	08/01/36 (b)	35,000	38,738
Lease Refunding RB Series 2022C	5.00%	08/01/35 (b)	75,000	83,293
Lease Refunding RB Series 2023B	5.00%	12/01/26	50,000	52,077
Lease Refunding RB Series 2023B	5.00%	12/01/27	30,000	31,798
Lease Refunding RB Series 2023B	5.00%	12/01/28	100,000	107,960
Lease Refunding RB Series 2024C	5.00%	09/01/33	150,000	172,669
Lease Refunding RB Series 2024C	5.00%	09/01/36 (b)	125,000	143,667
Lease Refunding RB Series 2024C	5.00%	09/01/37 (b)	250,000	286,333
California School Finance Auth
GO RB (Azusa USD) Series 2009A	0.00%	08/01/49 (c)(d)	100,000	28,799
California State Univ
RB Series 2015A	5.00%	11/01/38 (b)	60,000	60,743
RB Series 2015A	4.00%	11/01/43 (b)	75,000	75,001
RB Series 2016A	5.00%	11/01/27 (b)	115,000	118,426
RB Series 2016A	5.00%	11/01/28 (b)	250,000	257,175
RB Series 2016A	5.00%	11/01/29 (b)	100,000	102,809
RB Series 2016A	5.00%	11/01/30 (b)	285,000	292,849
RB Series 2016A	5.00%	11/01/32 (b)	170,000	174,389
RB Series 2016A	4.00%	11/01/34 (b)	25,000	25,233
RB Series 2016A	3.13%	11/01/36 (b)	225,000	213,316
RB Series 2016A	4.00%	11/01/45 (b)	250,000	250,008
RB Series 2017A	5.00%	11/01/27 (b)	100,000	105,407
RB Series 2017A	5.00%	11/01/31 (b)	60,000	62,938
RB Series 2023A	5.25%	11/01/53 (b)	220,000	244,525
RB Series 2024A	4.00%	11/01/55 (b)	220,000	217,636
Cerritos California Community College District
GO Bonds Series 2014A	4.00%	08/01/44 (b)	150,000	150,168
Chabot-Las Positas CCD
GO Refunding Bonds Series 2016	4.00%	08/01/37 (b)	150,000	150,976
Chaffey CCD
GO Bonds Series 2018A	5.00%	06/01/48 (a)(b)	100,000	106,719
Chino Basin Calif Regional Finance Auth
RB (Inland Empire Utilities Agency) Series 2020B	4.00%	11/01/25 (b)	100,000	100,657
Chino Valley USD
GO Bonds Series 2020B	5.00%	08/01/55 (b)	125,000	131,568
ULT GO Bonds Series 2020B	4.00%	08/01/45 (b)	100,000	100,523
Citrus
GO Bonds Series 2024B	5.00%	08/01/49 (b)	100,000	109,950
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Coast CCD
GO Bonds Series 2006B	0.00%	08/01/27 (c)(d)	100,000	92,289
GO Bonds Series 2006B	0.00%	08/01/30 (c)(d)	385,000	321,557
GO Bonds Series 2017D	4.50%	08/01/39 (a)(b)	125,000	130,705
GO Bonds Series 2019F	0.00%	08/01/40 (b)(d)	300,000	158,129
GO Refunding Bonds Series 2015	0.00%	08/01/34 (a)(b)(d)	150,000	100,100
Compton USD
GO Bonds Series 2019B	4.00%	06/01/49 (b)(c)	150,000	147,616
Corona-Norco USD
GO Bonds Series C	4.00%	08/01/49 (b)	50,000	49,202
Desert CCD
GO Bonds Series 2021A1	4.00%	08/01/51 (b)	200,000	196,537
East Bay Municipal Utility District
Water System RB Series 2017A	4.00%	06/01/45 (b)	155,000	155,272
Water System Refunding RB Series 2017B	5.00%	06/01/30 (b)	120,000	126,453
Water System Refunding RB Series 2017B	5.00%	06/01/31 (b)	50,000	52,671
Water System Refunding RB Series 2017B	5.00%	06/01/33 (b)	115,000	120,791
East Side UHSD
GO Refunding Bonds Series 2024B	5.00%	08/01/30 (c)	100,000	112,335
Folsom Cordova USD
ULT GO Bonds Series 2007D	4.00%	10/01/44 (b)(c)	200,000	198,751
Foothill Eastern Transportation Corridor Agency
Toll Road Jr Lien Refunding RB Series 2021C	4.00%	01/15/43 (b)	105,000	104,422
Toll Road Refunding RB Series 2013B2	3.50%	01/15/53 (b)	65,000	56,152
Toll Road Sr Lien RB Series A	0.00%	01/01/28 (a)(d)	340,000	310,241
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (b)	335,000	330,367
Foothill-DeAnza CCD
GO Refunding Bond Series 2016	4.00%	08/01/40 (b)	100,000	100,028
Fresno USD
GO Bonds Series 2020B	4.00%	08/01/52 (b)	150,000	148,612
Glendale CCD
GO Bonds Series 2016A	5.25%	08/01/41 (a)(b)	100,000	106,525
GO Bonds Series 2016B	4.00%	08/01/50 (b)	170,000	167,032
Golden State Tobacco Securitization Corp
RB Series 2015A	5.00%	06/01/32 (a)(b)	55,000	55,490
RB Series 2015A	5.00%	06/01/40 (a)(b)	110,000	110,980
RB Series 2015A	5.00%	06/01/40 (a)(b)	130,000	131,158
RB Series 2015A	5.00%	06/01/45 (a)(b)	295,000	297,627
Grossmont Healthcare District
GO Refunding Bonds Series 2015D	4.00%	07/15/40 (b)	200,000	196,872
Grossmont-Cuyamaca CCD
GO Bonds Series 2018B	4.00%	08/01/47 (b)	130,000	129,157
Hayward USD
GO Bonds Series 2020	4.00%	08/01/45 (b)(c)	150,000	150,256
GO Bonds Series 2020	4.00%	08/01/50 (b)(c)	150,000	149,196
Irvine Facilities Financing Auth
Special Tax RB Series 2023A	4.00%	09/01/58 (b)	100,000	97,090
Long Beach CCD
GO Bonds Series 2019C	4.00%	08/01/49 (b)	150,000	147,607
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Long Beach USD
GO Bonds Series 2016B	3.00%	08/01/48 (b)	150,000	118,621
GO Bonds Series 2016B	3.00%	08/01/50 (b)	350,000	272,922
GO Bonds Series 2016C	4.00%	08/01/50 (b)	100,000	100,136
Los Angeles
Wastewater System Sub RB Series 2017A	5.25%	06/01/47 (b)	25,000	25,901
Wastewater System Sub RB Series 2022A	5.00%	06/01/47 (b)	80,000	86,558
Wastewater System Sub Refunding RB Series 2018B	5.00%	06/01/25	215,000	216,941
Wastewater System Sub Refunding RB Series 2018B	5.00%	06/01/27	115,000	121,606
Wastewater System Sub Refunding RB Series 2022C	5.00%	06/01/30	100,000	112,109
Los Angeles CCD
GO Bonds Series 2008L	5.00%	08/01/25	200,000	202,623
GO Bonds Series C1	5.00%	08/01/25	60,000	60,787
GO Bonds Series D	5.00%	08/01/30	100,000	112,280
GO Bonds Series K	3.00%	08/01/39 (b)	275,000	253,969
GO Refunding Bonds Series 2015C	5.00%	08/01/25	155,000	157,033
GO Refunding Bonds Series 2015C	5.00%	06/01/26	80,000	82,632
GO Refunding Bonds Series 2016	4.00%	08/01/37 (b)	50,000	50,244
GO Refunding Bonds Series 2024	5.00%	08/01/38 (b)	150,000	173,529
Los Angeles Cnty Facilities 2 Inc
Lease RB Series 2024A	5.25%	06/01/49 (b)	100,000	111,186
Los Angeles Cnty Facilities Inc
Lease RB Series 2018A	4.00%	12/01/48 (b)	100,000	98,847
Los Angeles Cnty Metropolitan Transportation Auth
1st Tier Sr Sales Tax RB Series 2017A	5.00%	07/01/42 (b)	200,000	207,895
Jr Sub Sales Tax Refunding RB Series 2020A	5.00%	06/01/28	165,000	178,318
Jr Sub Sales Tax Refunding RB Series 2020A1	5.00%	06/01/27	80,000	84,615
Jr Sub Sales Tax Refunding RB Series 2020A1	5.00%	06/01/29	165,000	181,884
Jr Sub Sales Tax Refunding RB Series 2020A1	4.00%	06/01/36 (b)	290,000	302,325
Jr Sub Sales Tax Refunding RB Series 2020A1	5.00%	06/01/36 (b)	35,000	38,565
Jr Sub Sales Tax Refunding RB Series 2020A3	5.00%	06/01/33 (b)	100,000	105,069
Jr Sub Sales Tax Refunding RB Series 2020A3	5.00%	06/01/34 (b)	200,000	209,773
Sr Sales Tax RB Series 2017A	5.00%	07/01/38 (b)	30,000	31,370
Sr Sales Tax RB Series 2017A	5.00%	07/01/42 (b)	150,000	155,921
Sr Sales Tax RB Series 2019A	5.00%	07/01/37 (b)	120,000	127,906
Sr Sales Tax RB Series 2021A	5.00%	06/01/33 (b)	80,000	90,795
Sr Sales Tax RB Series 2021A	4.00%	06/01/35 (b)	170,000	179,928
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2016D	4.00%	12/01/40 (b)	200,000	199,993
Lease RB Series 2020A	4.00%	12/01/43 (b)	70,000	70,500
Los Angeles Dept of Airports
Sr RB Series 2020D	4.00%	05/15/48 (b)	200,000	196,538
Sr Refunding RB Series 2020A	5.00%	05/15/35 (b)	175,000	191,941
Sr Refunding RB Series 2020A	5.00%	05/15/38 (b)	125,000	136,217
Sr Refunding RB Series 2020A	5.00%	05/15/40 (b)	40,000	43,352
Sr Refunding RB Series 2020B	5.00%	05/15/32 (b)	135,000	150,319
Sub RB Series 2022B	4.00%	05/15/48 (b)	150,000	147,404
Sub Refunding RB Series 2021B	5.00%	05/15/45 (b)	140,000	150,944
Sub Refunding RB Series 2021B	5.00%	05/15/48 (b)	100,000	107,103
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/28 (b)	25,000	25,000
Power System RB Series 2015A	5.00%	07/01/33 (b)	50,000	50,000
Power System RB Series 2015A	5.00%	07/01/34 (b)	200,000	200,000
Power System RB Series 2017A	5.00%	07/01/47 (b)	100,000	102,434
Power System RB Series 2019A	5.00%	07/01/49 (b)	175,000	181,514
Power System RB Series 2019B	5.00%	07/01/32 (b)	80,000	86,962
Power System RB Series 2019D	5.00%	07/01/44 (b)	250,000	263,607
Power System RB Series 2020A	5.00%	07/01/25	200,000	202,160
Power System RB Series 2020A	5.00%	07/01/29	100,000	110,009
Power System RB Series 2020B	5.00%	07/01/40 (b)	235,000	256,044
Power System RB Series 2021B	5.00%	07/01/41 (b)	100,000	109,304
Power System RB Series 2021B	5.00%	07/01/46 (b)	80,000	85,910
Power System RB Series 2021B	5.00%	07/01/48 (b)	150,000	160,437
Power System RB Series 2021C	4.00%	07/01/26 (b)	50,000	50,904
Power System RB Series 2021C	5.00%	07/01/51 (b)	50,000	53,582
Power System RB Series 2022A	5.00%	07/01/46 (b)	130,000	140,315
Power System RB Series 2022A	5.00%	07/01/51 (b)	265,000	283,984
Power System RB Series 2022B	5.00%	07/01/43 (b)	50,000	55,140
Power System RB Series 2022B	5.00%	07/01/47 (b)	110,000	119,710
Power System RB Series 2022C	5.00%	07/01/41 (b)	150,000	166,030
Power System RB Series 2022E	5.00%	07/01/26	100,000	103,373
Power System RB Series 2022E	5.00%	07/01/29	100,000	110,009
Power System RB Series 2023A	5.00%	07/01/28	50,000	53,972
Power System RB Series 2023A	5.00%	07/01/31	105,000	119,696
Power System RB Series 2023B	5.25%	07/01/53 (b)	40,000	44,158
Power System RB Series 2023D	5.00%	07/01/42 (b)	5,000	5,610
Power System RB Series 2023E	5.00%	07/01/35 (b)	100,000	115,612
Power System RB Series 2023E	5.00%	07/01/36 (b)	100,000	115,198
Power System RB Series 2023E	5.00%	07/01/53 (b)	125,000	135,954
Power System RB Series 2024B	5.00%	07/01/36 (b)	85,000	98,582
Power System RB Series 2024B	5.00%	07/01/38 (b)	150,000	173,235
Power System RB Series 2024C	5.00%	07/01/39 (b)	50,000	57,408
Power System RB Series 2024C	5.00%	07/01/46 (b)	195,000	215,844
Power System RB Series 2024D	5.00%	07/01/50 (b)	100,000	110,408
Water System RB Series 2018A	5.00%	07/01/48 (b)	85,000	88,069
Water System RB Series 2020A	5.00%	07/01/41 (b)	85,000	92,396
Water System RB Series 2020A	5.00%	07/01/50 (b)	100,000	106,358
Water System RB Series 2020C	5.00%	07/01/37 (b)	180,000	198,250
Water System RB Series 2022B	4.00%	07/01/49 (b)	100,000	100,161
Water System RB Series 2022C	5.00%	07/01/43 (b)	150,000	165,628
Water System RB Series 2022D	5.00%	07/01/47 (b)	55,000	59,930
Water System RB Series 2022D	5.00%	07/01/52 (b)	150,000	162,503
Water System RB Series 2023A	5.00%	07/01/33	75,000	87,732
Water System RB Series 2023A	5.00%	07/01/34 (b)	50,000	58,128
Water System RB Series 202C	5.00%	07/01/38 (b)	105,000	115,397
Water System Refunding RB Series 2022C	5.00%	07/01/41 (b)	245,000	273,180
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Municipal Improvement Corp
Lease Refunding RB Series 2016B	5.00%	11/01/29 (b)	35,000	36,267
Lease Refunding RB Series 2016B	4.00%	11/01/33 (b)	80,000	80,907
Lease Refunding RB Series 2016B	4.00%	11/01/35 (b)	150,000	151,230
Los Angeles USD
COP Series 2023A	5.00%	10/01/36 (b)	100,000	113,836
COP Series 2023A	5.00%	10/01/37 (b)	55,000	62,359
GO Bonds Series 2016A	4.00%	07/01/33 (b)	240,000	240,484
GO Bonds Series 2016A	4.00%	07/01/34 (b)	200,000	200,328
GO Bonds Series 2018B1	5.00%	07/01/33 (b)	125,000	132,312
GO Bonds Series 2018B1	5.25%	07/01/42 (b)	200,000	210,578
GO Bonds Series 2020C	4.00%	07/01/31 (b)	50,000	53,007
GO Bonds Series 2020C	3.00%	07/01/35 (b)	70,000	65,715
GO Bonds Series 2020C	4.00%	07/01/39 (b)	50,000	51,014
GO Bonds Series 2020C	4.00%	07/01/44 (b)	205,000	206,451
GO Bonds Series 2020C	3.00%	07/01/45 (b)	100,000	82,065
GO Bonds Series 2020RYQ	5.00%	07/01/33 (b)	85,000	94,666
GO Bonds Series 2020RYQ	5.00%	07/01/35 (b)	150,000	165,959
GO Bonds Series 2020RYQ	4.00%	07/01/44 (b)	225,000	226,593
GO Bonds Series 2021RYRR	4.00%	07/01/46 (b)	135,000	135,502
GO Bonds Series 2022QRR	5.00%	07/01/29	120,000	132,279
GO Bonds Series 2022QRR	5.25%	07/01/47 (b)	210,000	233,679
GO Bonds Series 2023QRR	5.00%	07/01/37 (b)	10,000	11,553
GO Bonds Series 2023QRR	5.25%	07/01/48 (b)	250,000	280,325
GO Bonds Series 2024QRR	5.00%	07/01/25	300,000	303,359
GO Refunding Bonds Series 2016 B	2.00%	07/01/29 (b)	100,000	92,522
GO Refunding Bonds Series 2016B	3.00%	07/01/31 (b)	40,000	39,120
GO Refunding Bonds Series 2016B	3.00%	07/01/32 (b)	50,000	48,642
GO Refunding Bonds Series 2017A	5.00%	07/01/25	200,000	202,239
GO Refunding Bonds Series 2017A	5.00%	07/01/26	200,000	206,984
GO Refunding Bonds Series 2019A	5.00%	07/01/32 (b)	75,000	81,929
GO Refunding Bonds Series 2020A	5.00%	07/01/27	125,000	132,335
GO Refunding Bonds Series 2020A	5.00%	07/01/28	25,000	27,029
GO Refunding Bonds Series 2024A	5.00%	07/01/29	150,000	165,349
GO Refunding Bonds Series 2024A	5.00%	07/01/31	350,000	399,661
GO Refunding Bonds Series 2024A	5.00%	07/01/33	325,000	379,902
GO Refunding Bonds Series 2024A	5.00%	07/01/34	235,000	277,555
ULT GO Bonds Series 2024A	5.00%	07/01/26	100,000	103,492
ULT GO Bonds Series 2024A	5.00%	07/01/32	275,000	317,885
ULT GO Bonds Series 2024QRR	5.00%	07/01/43 (b)	250,000	285,182
Marin Healthcare District
GO Bonds Series 2017A	4.00%	08/01/47 (b)	100,000	97,334
Mt. San Antonio CCD
GO Bonds Series 2019A	4.00%	08/01/49 (b)	125,000	123,006
GO Bonds Series 2021E	0.00%	08/01/46 (b)(d)	250,000	99,756
New Haven USD
GO Bonds Series D	0.00%	08/01/33 (c)(d)	125,000	93,198
Newport-Mesa USD
GO Bonds Series 2011	0.00%	08/01/33 (d)	250,000	189,088
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Northern California Sanitation Agencies Finance Auth
Refunding RB Series 2024A	5.00%	12/01/35 (b)	65,000	76,712
Oakland USD
GO Bonds Series 2021A	4.00%	08/01/46 (b)(c)	195,000	194,198
Oxnard UHSD
GO Bonds Series 2018A	5.00%	08/01/42 (a)(b)	100,000	103,533
GO Bonds Series 2018C	4.00%	08/01/47 (b)	50,000	50,113
Palomar CCD
GO Bonds Series 2006C	5.00%	08/01/44 (a)(b)	85,000	86,066
GO Bonds Series D	4.00%	08/01/46 (b)	100,000	99,587
Peninsula Corridor Joint Powers Board
Sales Tax RB Series 2022A	5.00%	06/01/51 (b)	250,000	267,257
Perris Union HSD
GO Bonds Series A	4.00%	09/01/43 (b)(c)	35,000	35,068
Pleasanton USD
GO Bonds Series 2023	4.00%	08/01/52 (b)	55,000	54,491
Poway USD
GO Bonds Series B	0.00%	08/01/33 (d)	85,000	63,482
GO Bonds Series B	0.00%	08/01/34 (d)	30,000	21,518
ULT GO Bonds Series B	0.00%	08/01/51 (d)	250,000	75,753
Rancho Santiago CCD
GO Bonds Series C	0.00%	09/01/30 (c)(d)	205,000	170,436
Riverside
Electric RB Series 2024A	5.00%	10/01/49 (b)	30,000	32,899
Riverside Cnty Public Finance Auth
Lease RB Series 2015	5.25%	11/01/45 (a)(b)	100,000	102,096
Riverside Cnty Transportation Commission
LT Sales Tax Refunding RB Series 2017B	5.00%	06/01/37 (b)	25,000	26,234
Sales Tax Refunding RB Series 2017B	5.00%	06/01/32 (b)	150,000	158,712
Sales Tax Refunding RB Series 2017B	5.00%	06/01/35 (b)	25,000	26,307
Toll 2nd Lien Refunding RB Series 2021C	4.00%	06/01/47 (b)	50,000	48,812
Toll Road Sr Lien Refunding RB Series 2021B1	4.00%	06/01/40 (b)	80,000	80,087
Toll Road Sr Lien Refunding RB Series 2021B1	4.00%	06/01/46 (b)	150,000	147,690
Toll Sr Lien Refunding RB Series 2021B1	4.00%	06/01/37 (b)	60,000	60,739
Toll Sr Lien Refunding RB Series 2021B1	4.00%	06/01/39 (b)	25,000	25,111
Riverside USD
GO Bonds Series 2016B	4.00%	08/01/42 (b)	200,000	200,191
Sacramento
Sr TOT RB (Convention Center Complex) Series 2018A	5.00%	06/01/48 (b)	250,000	258,967
Sacramento City USD
GO Bonds Series 2022A	5.50%	08/01/52 (b)(c)	200,000	217,445
Sacramento Cnty
Airport System Sr Refunding RB Series 2016A	5.00%	07/01/41 (b)	50,000	51,064
Airport System Sub Refunding RB Series 2016B	5.00%	07/01/41 (b)	100,000	102,128
Sr Airport System RB Series 2024	5.00%	07/01/49 (b)	150,000	163,695
Sacramento Cnty Sanitation District Financing Auth
RB Series 2020A	5.00%	12/01/50 (b)	100,000	106,349
Refunding RB Series 2021	5.00%	12/01/32 (b)	125,000	145,297
Refunding RB Series 2021	5.00%	12/01/33 (b)	115,000	131,045
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sacramento Municipal Utility District
Electric RB Series 2019G	5.00%	08/15/39 (b)	35,000	37,621
Electric RB Series 2019G	5.00%	08/15/40 (b)	140,000	150,115
Electric RB Series 2020H	4.00%	08/15/45 (b)	75,000	75,394
Electric RB Series 2024M	5.00%	11/15/54 (b)	35,000	38,251
Sacramento Transportation Auth
Sales Tax Refunding RB Series 2023	5.00%	10/01/32	95,000	110,325
San Bernardino CCD
GO Bonds Series A	4.00%	08/01/49 (a)(b)	60,000	61,874
GO Bonds Series B	4.13%	08/01/49 (b)	125,000	126,084
San Bernardino Cnty
COP Series 2019A	5.00%	10/01/26	40,000	41,560
San Diego CCD
GO Refunding Bonds Series 2016	5.00%	08/01/29 (a)(b)	220,000	227,910
GO Refunding Bonds Series 2016	5.00%	08/01/31 (a)(b)	25,000	25,899
GO Refunding Bonds Series 2024	5.00%	08/01/30	75,000	84,252
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2021A	4.00%	07/01/46 (b)	115,000	113,551
Sub Airport RB Series 2021A	4.00%	07/01/51 (b)	100,000	96,550
Sub Airport RB Series 2021A	5.00%	07/01/51 (b)	35,000	37,300
Sub Airport RB Series 2021A	4.00%	07/01/56 (b)	45,000	42,898
Sub Airport RB Series 2021A	5.00%	07/01/56 (b)	55,000	58,439
Sub Airport Refunding RB Series 2019A	5.00%	07/01/36 (b)	55,000	59,466
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A	5.00%	04/01/48 (b)	200,000	202,954
Sales Tax RB Series 2023A	5.00%	04/01/32	75,000	86,501
San Diego Cnty Water Auth
Water Refunding RB Series 2021B	4.00%	05/01/33 (b)	30,000	31,905
Water Refunding RB Series 2021B	4.00%	05/01/34 (b)	80,000	84,736
Water Refunding RB Series 2021B	4.00%	05/01/35 (b)	260,000	274,010
Water Refunding RB Series 2021B	4.00%	05/01/36 (b)	50,000	52,500
San Diego Public Facilities Financing Auth
Lease RB Series 2021A	4.00%	10/15/50 (b)	260,000	257,475
Lease RB Series 2023A	4.00%	10/15/48 (b)	125,000	124,125
Sr Sewer Refunding RB Series 2016A	5.00%	05/15/27 (b)	75,000	77,331
Sr Water RB Series 2023A	5.25%	08/01/48 (b)	30,000	33,424
Sub Sewer RB Series 2022A	5.00%	05/15/47 (b)	15,000	16,294
Sub Sewer RB Series 2024A	5.00%	05/15/54 (b)	250,000	273,222
Water Sub RB Series 2018A	5.00%	08/01/43 (b)	200,000	209,300
San Diego USD
GO Bonds Series 2006F1	5.25%	07/01/28 (c)	90,000	98,306
GO Bonds Series 2008C	0.00%	07/01/35 (d)	200,000	139,509
GO Bonds Series 2010C	0.00%	07/01/30 (d)	30,000	25,225
GO Bonds Series 2017 I	4.00%	07/01/47 (b)	100,000	99,502
GO Bonds Series 2017I	3.13%	07/01/42 (b)	175,000	152,960
GO Bonds Series 2019B	3.25%	07/01/48 (b)	130,000	109,774
GO Bonds Series 2019L	4.00%	07/01/49 (b)	100,000	99,174
GO Bonds Series 2020M2	4.00%	07/01/50 (b)	200,000	200,188
GO Bonds Series 2021N2	4.00%	07/01/46 (b)	15,000	15,052
GO Bonds Series 2022A3	4.00%	07/01/53 (b)	200,000	199,515
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022F2	5.00%	07/01/29	65,000	71,680
GO Bonds Series 2023N2	5.00%	07/01/53 (b)	330,000	359,168
GO Bonds Series 2024B3	4.00%	07/01/54 (b)	350,000	349,323
GO Refunding Bonds Series 2005E2	5.50%	07/01/27 (c)	60,000	64,363
GO Refunding Bonds Series 2012R1	0.00%	07/01/30 (d)	165,000	138,062
GO Refunding Bonds Series 2016 SR1	4.00%	07/01/31 (b)	100,000	101,261
Go Refunding Bonds Series 2016R5	5.00%	07/01/29 (b)	115,000	118,606
GO Refunding Bonds Series 2016SR1	4.00%	07/01/32 (b)	100,000	101,176
San Francisco
COP Series 2024R1	4.00%	04/01/45 (b)	100,000	100,424
GO Refunding Bonds Series 2022R1	5.00%	06/15/25	100,000	101,001
GO Refunding Bonds Series 2022R1	5.00%	06/15/28	65,000	70,101
GO Refunding Bonds Series 2022R1	5.00%	06/15/30	40,000	44,832
Wastewater RB Series 2021A	5.00%	10/01/44 (b)	200,000	216,931
San Francisco Airport Commission
RB 2nd Series 2017B	5.00%	05/01/47 (b)	150,000	154,228
RB 2nd Series 2018E	5.00%	05/01/48 (b)	100,000	103,729
RB 2nd Series 2019F	5.00%	05/01/50 (b)	100,000	104,417
RB 2nd Series 2022B	5.00%	05/01/52 (b)	250,000	267,442
Refunding RB 2nd Series 2019D	5.00%	05/01/33 (b)	50,000	54,290
Refunding RB 2nd Series 2021B	5.00%	05/01/31	60,000	67,845
Refunding RB 2nd Series 2023B	5.00%	05/01/43 (b)	40,000	44,353
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1	4.00%	08/01/42 (b)	150,000	149,997
GO Bonds Series 2019B1	4.00%	08/01/44 (b)	150,000	149,273
GO Bonds Series 2019B1	3.00%	08/01/49 (b)	150,000	118,756
GO Bonds Series 2020C1	4.00%	08/01/45 (b)	205,000	202,889
GO Bonds Series 2020C1	3.00%	08/01/50 (b)	100,000	78,562
GO Bonds Series 2022D1	5.25%	08/01/47 (b)	70,000	77,235
San Francisco CCD
GO Bonds Series 2020B	5.25%	06/15/49 (b)	250,000	276,704
San Francisco Municipal Transportation Agency
RB Series 2017	4.00%	03/01/46 (b)	100,000	99,449
San Francisco Public Utilities Commission
Wastewater RB Series 2018A	4.00%	10/01/43 (b)	200,000	200,092
Wastewater RB Series 2023A	5.00%	10/01/27	20,000	21,284
Wastewater RB Series 2023A	5.00%	10/01/30	100,000	112,608
Wastewater RB Series 2024C	5.00%	10/01/49 (b)	50,000	54,789
Wastewater RB Series 2024C	5.00%	10/01/54 (b)	210,000	228,549
Water RB Series 2016A	5.00%	11/01/25	215,000	218,907
Water RB Series 2016A	4.00%	11/01/36 (b)	40,000	40,322
Water RB Series 2017D	5.00%	11/01/32 (b)	200,000	210,641
Water RB Series 2020A	5.00%	11/01/50 (b)	295,000	313,172
Water RB Series 2020B	5.00%	11/01/50 (b)	45,000	46,287
Water Refunding RB Series 2016A	5.00%	11/01/26	350,000	364,645
Water Refunding RB Series 2023C	5.00%	11/01/37 (b)	100,000	115,528
San Joaquin Hills Transportation Corridor Agency Toll
Toll Road Jr Lien RB	0.00%	01/01/26 (a)(d)	400,000	388,508
Toll Road Refunding RB Series 1997A	0.00%	01/15/25 (c)(d)	50,000	49,932
Toll Road Refunding RB Series 1997A	0.00%	01/15/32 (c)(d)	100,000	76,518
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Toll Road Sr Lien Refunding RB Series 2014A	5.00%	01/15/29 (a)(b)	80,000	80,057
Toll Road Sr Lien Refunding RB Series 2021A	5.00%	01/15/33 (b)	50,000	55,192
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/34 (b)	55,000	56,787
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/50 (b)	100,000	96,456
San Jose
Airport Refunding RB Series 2017B	5.00%	03/01/42 (b)	100,000	103,054
Airport Refunding RB Series 2017B	5.00%	03/01/47 (b)(c)	160,000	164,199
Wastewater RB Series 2022B	5.00%	11/01/52 (b)	175,000	190,299
San Jose Redevelopment Agency Successor
Tax Refunding Bonds Series 2017A	5.00%	08/01/34 (b)	125,000	130,701
San Marcos USD
GO Bonds Series B	0.00%	08/01/51 (d)	200,000	63,366
San Mateo Cnty CCD
GO Bonds Series 2006B	0.00%	09/01/32 (c)(d)	160,000	124,275
GO Bonds Series 2006B	0.00%	09/01/34 (c)(d)	50,000	35,919
GO Bonds Series 2018B	5.00%	09/01/45 (b)	150,000	156,905
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2018A	5.00%	07/15/43 (b)	150,000	156,997
San Mateo Foster City Public Finance Auth
Wastewater RB Series 2021B	5.00%	08/01/25 (a)	340,000	344,341
San Mateo SD
ULT GO Bonds Series 2020B	4.00%	08/01/51 (b)	150,000	149,881
Santa Clara Cnty
GO Refunding Bonds Series 2017C	3.25%	08/01/39 (b)	70,000	65,136
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2023A	5.00%	04/01/26	250,000	257,289
Santa Clara Valley Water District
Water Utility System Revenue COP Series 2023C1	4.00%	06/01/26 (b)	30,000	30,540
Santa Monica CCD
GO Bonds Series 2018A	4.00%	08/01/47 (b)	150,000	149,028
GO Bonds Series 2022B	4.00%	08/01/45 (b)	150,000	151,029
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2017A	2.50%	07/01/25	90,000	89,579
Sub Water Refunding RB Series 2017A	2.50%	07/01/26	100,000	98,872
Sub Water Refunding RB Series 2017A	2.50%	07/01/27	150,000	146,468
Sub Water Refunding RB Series 2020A	5.00%	07/01/27	30,000	31,805
Water RB Series 2015A	5.00%	07/01/28 (a)(b)	125,000	126,362
Water RB Series 2020A	5.00%	10/01/45 (b)	30,000	31,843
Water RB Series 2021A	5.00%	10/01/46 (b)	200,000	216,359
Water Refunding RB Series 2022A	5.00%	10/01/28	50,000	54,400
Water Refunding RB Series 2022A	5.00%	10/01/29	100,000	110,839
Water Refunding RB Series 2024A	5.00%	04/01/31	25,000	28,403
Water Refunding RB Series 2024A	5.00%	04/01/34	110,000	130,000
Southern California Public Power Auth
Sub Refunding RB Series 2015C	5.00%	07/01/26 (b)	200,000	200,219
Transmission System RB Series 2023-1A	5.00%	07/01/48 (b)	150,000	164,499
Southwestern CCD
GO Bonds Series A	4.00%	08/01/47 (b)	50,000	49,676
Sunnyvale Financing Auth
Lease RB Series 2020	4.00%	04/01/50 (b)	250,000	248,775
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sweetwater UHSD
GO Bonds Series 2022A1	5.00%	08/01/52 (b)	175,000	188,327
Twin Rivers USD
GO Bonds Series 2016	0.00%	08/01/41 (b)(c)(d)	390,000	185,073
Univ of California
General RB Series 2015AO	5.00%	05/15/25	85,000	85,710
General RB Series 2015AO	5.00%	05/15/26 (b)	55,000	55,474
General RB Series 2017AV	5.25%	05/15/42 (b)	150,000	156,227
General RB Series 2017AY	5.00%	05/15/27	75,000	79,194
General RB Series 2017AY	5.00%	05/15/30 (b)	125,000	131,294
General RB Series 2018AZ	5.00%	05/15/33 (b)	200,000	212,855
General RB Series 2018AZ	5.00%	05/15/35 (b)	140,000	148,464
General RB Series 2018AZ	5.00%	05/15/37 (b)	15,000	15,856
General RB Series 2018AZ	5.00%	05/15/43 (b)	170,000	178,014
General RB Series 2020BE	5.00%	05/15/34 (b)	40,000	44,345
General RB Series 2020BE	5.00%	05/15/41 (b)	100,000	108,461
General RB Series 2021BH	4.00%	05/15/46 (b)	25,000	25,099
General RB Series 2022BK	5.00%	05/15/32	350,000	404,114
General RB Series 2022BK	5.00%	05/15/52 (b)	230,000	247,036
General RB Series 2023BM	5.00%	05/15/32	30,000	34,638
General RB Series 2023BN	5.00%	05/15/36 (b)	100,000	115,200
General RB Series 2023BN	5.00%	05/15/37 (b)	250,000	286,977
General RB Series 2023BN	5.00%	05/15/43 (b)	60,000	66,971
General RB Series 2023BQ	5.00%	05/15/29	40,000	43,933
General RB Series 2023BQ	5.00%	05/15/33	110,000	128,390
General RB Series 2024BS	5.00%	05/15/28	75,000	80,854
General RB Series 2024BS	5.00%	05/15/32	55,000	63,504
General RB Series 2024BS	5.00%	05/15/43 (b)	55,000	62,040
General RB Series 2024BS	5.00%	05/15/44 (b)	250,000	280,238
General RB Series 2024BV	5.00%	05/15/39 (b)	185,000	212,570
General RB Series 2024BW	5.00%	05/15/33	125,000	145,898
General RB Series 2024BW	5.00%	05/15/35 (b)	120,000	140,589
General RB Series 2024BX	5.00%	05/15/31	85,000	96,703
Limited Project RB Series 2016K	5.00%	05/15/35 (b)	10,000	10,241
Limited Project RB Series 2016K	4.00%	05/15/36 (b)	50,000	50,331
Limited Project RB Series 2016K	4.00%	05/15/46 (b)	50,000	49,865
Limited Project RB Series 2017M	5.00%	05/15/32 (b)	150,000	156,898
Limited Project RB Series 2017M	5.00%	05/15/35 (b)	90,000	93,653
Limited Project RB Series 2017M	5.00%	05/15/42 (b)	140,000	144,795
Limited Project RB Series 2017M	4.00%	05/15/47 (b)	50,000	49,750
Limited Project RB Series 2018O	5.00%	05/15/58 (b)	245,000	254,589
Limited Project RB Series 2021Q	4.00%	05/15/51 (b)	165,000	163,996
RB Series 2015I	5.00%	05/15/26 (b)	300,000	302,587
RB Series 2017AY	5.00%	05/15/31 (b)	50,000	52,448
RB Series 2018AZ	5.00%	05/15/34 (b)	200,000	212,483
RB Series 2018O	4.00%	05/15/48 (b)	155,000	153,697
RB Series 2020BE	4.00%	05/15/47 (b)	250,000	250,544
RB Series 2021Q	5.00%	05/15/46 (b)	330,000	354,740
RB Series 2023BN	5.00%	05/15/26	65,000	67,105
RB Series 2023BQ	5.00%	05/15/35 (b)	110,000	127,092
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024 BS	5.00%	05/15/34	115,000	135,657
RB Series 2024BS	5.00%	05/15/37 (b)	150,000	174,488
RB Series 2024BT	5.00%	05/15/26	85,000	87,752
RB Series 2024BV	5.00%	05/15/35 (b)	200,000	234,314
Ventura Cnty CCD
GO Refunding Bonds Series 2015	3.13%	08/01/31 (b)	200,000	198,475
Vernon
Electric System RB Series 2021A	5.00%	10/01/27	30,000	31,421
Washington Township Health Care District
GO Bonds Series 2023B	5.25%	08/01/48 (b)	250,000	274,929
West Contra Costa USD
GO Bonds Series 2024B	5.00%	08/01/54 (b)(c)	375,000	406,011
Williams Hart Calif UHSD
GO Bonds Series C	3.50%	08/01/38 (b)	145,000	140,488
Yosemite CCD
GO Refunding Bonds Series 2015	5.00%	08/01/30 (a)(b)	65,000	65,830
				90,501,629
COLORADO 1.1%
Adams & Arapahoe Cntys Jt SD No 28J
GO Bonds Series 2021A	5.00%	12/01/29 (c)	65,000	71,013
Adams & Weld Cntys SD No 27J Brighton
GO Bonds Series 2015	5.00%	12/01/40 (b)(c)	25,000	25,283
GO Bonds Series 2024A	5.00%	12/01/48 (b)(c)	150,000	161,971
Aurora
1st Lien Water Refunding RB Series 2016	5.00%	08/01/41 (a)(b)	300,000	309,608
Colorado
COP Series 2018A	5.00%	12/15/29 (b)	30,000	32,114
COP Series 2020A	5.00%	12/15/30	50,000	55,259
COP Series 2020A	5.00%	12/15/32 (b)	100,000	109,808
COP Series 2020A	5.00%	12/15/33 (b)	35,000	38,330
COP Series 2020A	4.00%	12/15/35 (b)	150,000	152,806
COP Series 2020A	3.00%	12/15/36 (b)	50,000	45,408
COP Series 2020A	4.00%	12/15/39 (b)	190,000	190,928
COP Series 2021A	5.00%	12/15/33 (b)	135,000	149,774
COP Series 2021A	5.00%	12/15/34 (b)	85,000	93,896
COP Series 2021A	4.00%	12/15/38 (b)	40,000	40,356
COP Series 2021A	4.00%	12/15/39 (b)	25,000	25,140
Colorado Bridge Enterprise IRB
Infrastructure RB series 2024A	5.50%	12/01/54 (b)(c)	250,000	281,280
Colorado High Performance Transportation Enterprise
Sr RB Series 2017	5.00%	12/31/56 (b)	75,000	74,346
Colorado Regional Transportation District
COP Series 2015A	4.00%	06/01/40 (b)	50,000	49,144
Sales Tax RB Series 2016A	5.00%	11/01/46 (b)	100,000	101,587
Sales Tax RB Series 2017B	5.00%	11/01/34 (b)	150,000	157,164
Sales Tax Refunding RB Series 2021B	5.00%	11/01/28	100,000	107,766
Sales Tax Refunding RB Series 2021B	2.00%	11/01/41 (b)	55,000	37,605
Sales Tax Refunding RB Series 2023A	5.00%	11/01/27	75,000	79,326
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Colorado Springs
Utilities System Improvement RB Series 2022B	5.25%	11/15/52 (b)	150,000	162,612
Utilities System Refunding RB Series 2022A	5.00%	11/15/30	90,000	100,012
Utility System RB Series 2024A	5.25%	11/15/54 (b)	200,000	219,678
Colorado State Building Excellent Schools Today
COP Series 2018N	5.00%	03/15/38 (b)	100,000	104,077
Colorado State Univ
System Enterprise Refunding RB Series 2013A	5.00%	03/01/43 (c)	175,000	196,876
Denver
Airport System RB Series 2012B	4.00%	11/15/43 (b)	100,000	99,299
Airport System RB Series 2022C	5.00%	11/15/29	150,000	163,408
COP Series 2018A	5.38%	06/01/43 (b)	25,000	25,520
Dedicated Tax Refunding RB Series 2016A	5.00%	08/01/42 (b)	150,000	152,759
GO Refunding Bonds Series 2020B	5.00%	08/01/27	130,000	137,011
RB Series 2021A	4.00%	08/01/51 (b)	100,000	96,365
Denver SD #1
GO Bonds Series 2017	5.00%	12/01/37 (b)(c)	95,000	97,679
GO Bonds Series 2022A	5.00%	12/01/45 (b)(c)	200,000	214,968
GO Refunding Bonds Series 2016	4.00%	12/01/26 (b)(c)	10,000	10,082
E-470 Public Highway Auth
Sr RB Series 1997B	0.00%	09/01/26 (c)(d)	50,000	47,308
Sr RB Series 2000B	0.00%	09/01/30 (c)(d)	70,000	57,380
Sr RB Series 2004A	0.00%	09/01/28 (c)(d)	115,000	101,448
Sr RB Series 2020A	5.00%	09/01/26	85,000	87,674
El Paso Cnty SD
GO Bonds Series 2017	4.00%	12/15/40 (b)(c)	45,000	45,127
Jefferson Cnty SD #R1
GO Bonds Series 2018	5.00%	12/15/34 (b)(c)	145,000	154,329
Larimer & Weld SD #RE5J
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	195,228
Univ of Colorado
Univ Enterprise Refunding RB Series 2017A2	4.00%	06/01/43 (b)	100,000	97,675
Weld Cnty SD #4
GO Bonds Series 2023	5.25%	12/01/47 (b)(c)	50,000	54,624
Weld Cnty SD #6
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	196,324
Weld Cnty SD #RE2
GO Bonds Series 2016	5.00%	12/01/44 (b)(c)	220,000	230,904
Westminster
Water & Wastewater RB Series 2024	5.00%	12/01/54 (b)	100,000	107,427
				5,545,706
CONNECTICUT 1.9%
Connecticut
GO Bonds Series 2016A	5.00%	03/15/32 (b)	120,000	122,065
GO Bonds Series 2016A	4.00%	03/15/36 (b)	50,000	50,036
GO Bonds Series 2016E	3.00%	10/15/32 (b)	200,000	189,468
GO Bonds Series 2017A	5.00%	04/15/33 (b)	50,000	51,726
GO Bonds Series 2019A	5.00%	04/15/30 (b)	30,000	32,368
GO Bonds Series 2019A	5.00%	04/15/33 (b)	275,000	294,571
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019A	5.00%	04/15/35 (b)	130,000	138,791
GO Bonds Series 2019A	5.00%	04/15/36 (b)	95,000	101,206
GO Bonds Series 2019A	4.00%	04/15/38 (b)	150,000	150,543
GO Bonds Series 2020A	5.00%	01/15/25	100,000	100,068
GO Bonds Series 2020A	5.00%	01/15/26	100,000	102,105
GO Bonds Series 2020A	5.00%	01/15/31 (b)	50,000	54,578
GO Bonds Series 2020A	4.00%	01/15/34 (b)	100,000	103,620
GO Bonds Series 2020A	4.00%	01/15/35 (b)	180,000	185,572
GO Bonds Series 2021A	4.00%	01/15/29	70,000	72,592
GO Bonds Series 2021A	4.00%	01/15/30	115,000	120,150
GO Bonds Series 2021A	3.00%	01/15/35 (b)	125,000	116,069
GO Bonds Series 2021A	2.00%	01/15/41 (b)	100,000	68,621
GO Bonds Series 2022A	4.00%	01/15/29	125,000	129,628
GO Bonds Series 2022A	4.00%	01/15/34 (b)	260,000	272,404
GO Bonds Series 2022B	4.00%	01/15/36 (b)	25,000	25,831
GO Bonds Series 2022E	5.00%	11/15/25	250,000	254,378
GO Bonds Series 2022E	5.00%	11/15/29	25,000	27,282
GO Bonds Series 2022E	5.00%	11/15/33 (b)	50,000	56,350
GO Bonds Series 2022F	5.00%	11/15/41 (b)	225,000	245,605
GO Bonds Series 2024A	5.00%	01/15/31	250,000	277,041
GO Bonds Series 2024A	5.00%	01/15/36 (b)	90,000	101,927
GO Refunding Bonds Series 2016B	5.00%	05/15/25	95,000	95,681
GO Refunding Bonds Series 2022D	5.00%	09/15/25	195,000	197,677
GO Refunding Bonds Series 2022D	5.00%	09/15/27	100,000	105,457
GO Refunding Bonds Series 2022D	5.00%	09/15/28	30,000	32,171
GO Refunding Bonds Series 2022G	5.00%	11/15/27	210,000	222,159
GO Refunding Bonds Series 2023B	5.00%	08/01/32	100,000	112,870
Special Tax Obligation Bonds Series 2015A	5.00%	08/01/33 (b)	100,000	100,772
Special Tax Obligation Bonds Series 2016A	5.00%	09/01/25	160,000	162,070
Special Tax Obligation Bonds Series 2018A	5.00%	01/01/35 (b)	200,000	209,192
Special Tax Obligation Bonds Series 2018A	5.00%	01/01/36 (b)	100,000	104,405
Special Tax Obligation Bonds Series 2018B	5.00%	10/01/25	100,000	101,441
Special Tax Obligation Bonds Series 2021A	5.00%	05/01/31	60,000	66,739
Special Tax Obligation Bonds Series 2021A	5.00%	05/01/35 (b)	215,000	236,018
Special Tax Obligation Bonds Series 2021D	4.00%	11/01/39 (b)	250,000	253,025
Special Tax Obligation Bonds Series 2022A	5.00%	07/01/26	25,000	25,717
Special Tax Obligation Bonds Series 2022A	5.00%	07/01/28	200,000	213,744
Special Tax Obligation Bonds Series 2022A	5.00%	07/01/29	125,000	135,632
Special Tax Obligation Bonds Series 2023A	5.00%	07/01/32	105,000	118,410
Special Tax Obligation Bonds Series A1	5.00%	07/01/29	350,000	379,769
Special Tax Obligation Refunding Bonds Series 2022B	5.00%	07/01/27	50,000	52,537
Special Tax Obligation Refunding Bonds Series 2023B	5.00%	07/01/29	50,000	54,253
Special Tax Obligation Transportation Bonds Series 2015A	5.00%	08/01/27 (b)	40,000	40,427
Special Tax Obligation Transportation Bonds Series 2015A	5.00%	08/01/28 (b)	25,000	25,250
Special Tax Obligation Transportation Bonds Series 2018B	5.00%	10/01/27	120,000	126,654
Special Tax Obligation Transportation Bonds Series 2020A	5.00%	05/01/28	200,000	213,133
Special Tax Obligation Transportation Bonds Series 2020A	5.00%	05/01/31 (b)	260,000	284,950
Special Tax Obligation Transportation Bonds Series 2020A	5.00%	05/01/34 (b)	125,000	135,854
Special Tax Obligation Transportation Bonds Series 2020A	4.00%	05/01/36 (b)	70,000	71,871
Special Tax Obligation Transportation Bonds Series 2021A	5.00%	05/01/29	160,000	173,148
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Special Tax Obligation Transportation Bonds Series 2021A	5.00%	05/01/34 (b)	200,000	220,472
Special Tax Obligation Transportation Bonds Series 2021A	4.00%	05/01/36 (b)	50,000	51,485
Special Tax Obligation Transportation Bonds Series 2022A	5.00%	07/01/27	50,000	52,537
Special Tax Obligation Transportation Bonds Series 2022A	5.00%	07/01/35 (b)	25,000	28,054
Special Tax Obligation Transportation Bonds Series 2024A2	5.00%	07/01/43 (b)	250,000	276,222
Special Tax Obligation Transportation RB Series 2016A	5.00%	09/01/26	50,000	51,598
Special Tax Obligation Transportation RB Series 2016A	4.00%	09/01/35 (b)	170,000	169,963
Special Tax Obligation Transportation RB Series 2020A	5.00%	05/01/27	250,000	261,840
Special Tax Obligation Transportation RB Series 2020A	5.00%	05/01/32 (b)	200,000	218,609
Special Tax Obligation Transportation RB Series 2023A	5.00%	07/01/25	90,000	90,865
Connecticut Health & Educational Facilities Auth
RB (Quinnipiac Univ) Series L	4.13%	07/01/41 (b)	95,000	94,669
RB (Sacred Heart Univ) Series I1	5.00%	07/01/42 (b)	100,000	102,094
RB (Yale Univ) Series 2017B1	5.00%	07/01/29	75,000	82,040
RB (Yale Univ) Series X2	5.00%	07/01/37 (b)	250,000	288,012
				9,484,081
DELAWARE 0.1%
Delaware
GO Bonds Series 2022	5.00%	03/01/29	125,000	135,731
Delaware River & Bay Auth
RB Series 2019	4.00%	01/01/44 (b)	100,000	98,776
Delaware Transportation Auth
RB Series 2015	5.00%	06/01/55 (b)	100,000	100,349
				334,856
DISTRICT OF COLUMBIA 1.7%
District of Columbia
GO Bonds Series 2016A	5.00%	06/01/41 (b)	35,000	35,523
GO Bonds Series 2019A	5.00%	10/15/26	125,000	129,654
GO Bonds Series 2019A	5.00%	10/15/28	150,000	161,413
GO Bonds Series 2019A	5.00%	10/15/29 (b)	25,000	27,126
GO Bonds Series 2019A	5.00%	10/15/30 (b)	155,000	167,896
GO Bonds Series 2019A	5.00%	10/15/33 (b)	150,000	161,164
GO Bonds Series 2019A	5.00%	10/15/36 (b)	275,000	293,019
GO Bonds Series 2019A	5.00%	10/15/44 (b)	240,000	251,231
GO Bonds Series 2024A	5.00%	08/01/49 (b)	300,000	324,579
GO Refunding Bonds Series 2017A	5.00%	06/01/34 (b)	75,000	78,087
GO Refunding Bonds Series 2017A	4.00%	06/01/37 (b)	90,000	90,545
GO Refunding Bonds Series 2021E	5.00%	02/01/35 (b)	100,000	110,160
GO Refunding Bonds Series 2023B	5.00%	06/01/25	70,000	70,571
GO Refunding Bonds Series 2023B	5.00%	06/01/26	25,000	25,731
GO Refunding Bonds Series 2023B	5.00%	06/01/29	100,000	108,750
GO Refunding Bonds Series 2024B	5.00%	08/01/30	250,000	276,730
GO Refunding Bonds Series 2024B	5.00%	08/01/35 (b)	250,000	287,378
Highway RB Series 2020	5.00%	12/01/34 (b)	150,000	160,500
Income Tax RB Series 2019A	5.00%	03/01/30 (b)	220,000	239,852
Income Tax RB Series 2019A	5.00%	03/01/34 (b)	50,000	53,970
Income Tax RB Series 2023A	5.00%	05/01/38 (b)	95,000	106,216
Income Tax Secured RB Series 2019A	4.00%	03/01/37 (b)	130,000	131,864
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Income Tax Secured RB Series 2019A	4.00%	03/01/44 (b)	200,000	194,964
Income Tax Secured RB Series 2020A	5.00%	03/01/35 (b)	130,000	141,347
Income Tax Secured RB Series 2020A	5.00%	03/01/36 (b)	30,000	32,536
Income Tax Secured RB Series 2020A	5.00%	03/01/37 (b)	150,000	162,021
Income Tax Secured RB Series 2020A	5.00%	03/01/39 (b)	45,000	48,146
Income Tax Secured RB Series 2020C	5.00%	05/01/45 (b)	25,000	26,341
Income Tax Secured RB Series 2022A	5.00%	07/01/40 (b)	250,000	274,017
Income Tax Secured RB Series 2022A	5.00%	07/01/41 (b)	305,000	332,852
Income Tax Secured RB Series 2022A	5.00%	07/01/47 (b)	125,000	133,225
Income Tax Secured Refunding RB Series 2019C	5.00%	10/01/25	70,000	71,056
Income Tax Secured Refunding RB Series 2020B	5.00%	10/01/30	45,000	49,938
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/25	50,000	50,932
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/27	195,000	206,633
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/29	50,000	54,817
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/32	100,000	113,945
Income Tax Secured Refunding RB Series 2024A	5.00%	10/01/34	125,000	144,508
Refunding RB (Georgetown Univ) Series 2017	5.00%	04/01/32 (b)	75,000	77,049
Refunding RB (Georgetown Univ) Series 2017	5.00%	04/01/35 (b)	70,000	71,650
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2017A	5.00%	10/01/52 (b)	85,000	86,509
Public Utility Sr Lien RB Series 2018A	5.00%	10/01/49 (b)	100,000	102,806
Public Utility Sr Lien RB Series 2018B	5.00%	10/01/43 (b)	30,000	31,056
Public Utility Sr Lien RB Series 2018B	5.00%	10/01/49 (b)	100,000	102,806
Public Utility Sub Lien Refunding RB Series 2024A	5.00%	10/01/39 (b)	145,000	163,458
District of Columbia Water & Sewer Auth Sub Board
Public Utility Sub Lien RB Series 2019A	5.00%	10/01/44 (b)	175,000	183,701
Metropolitan Washington Airports Auth
2nd Sr Lien RB Series 2009B	0.00%	10/01/35 (c)(d)	50,000	33,200
2nd Sr Lien RB Series 2010A	0.00%	10/01/37 (d)	255,000	139,108
Sub Lien Refunding RB Series 2019B	4.00%	10/01/49 (b)	260,000	240,574
Sub Lien Refunding RB Series 2019B	3.00%	10/01/50 (b)(c)	80,000	60,089
Sub Lien Refunding RB Series 2019B	4.00%	10/01/53 (b)	75,000	68,256
Toll Road 2nd Sr Lien RB Series 2009B	0.00%	10/01/30 (c)(d)	80,000	65,679
Toll Road 2nd Sr Lien Refunding RB Series 2022A	4.00%	10/01/52 (b)(c)	300,000	281,604
Washington DC Convention & Sports Auth
Sr Lien Refunding RB Series 2018A	5.00%	10/01/28 (b)	55,000	57,687
Washington Metropolitan Transit Auth
2nd Lien RB Series 2023A	5.00%	07/15/45 (b)	50,000	53,756
2nd Lien RB Series 2023A	5.25%	07/15/53 (b)	150,000	161,484
Dedicated RB Series 2021A	4.00%	07/15/35 (b)	80,000	82,764
RB Series 2020A	5.00%	07/15/37 (b)	25,000	26,913
RB Series 2020A	5.00%	07/15/45 (b)	125,000	131,108
RB Series 2021A	5.00%	07/15/46 (b)	280,000	295,329
RB Series 2023A	4.13%	07/15/47 (b)	125,000	123,599
RB Series 2023A	5.50%	07/15/51 (b)	150,000	164,796
Transit RB Series 2017B	5.00%	07/01/36 (b)	175,000	181,209
				8,315,427
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
FLORIDA 3.0%
Broward Cnty
Airport System RB Series 2012Q1	4.00%	10/01/42 (b)	140,000	138,595
Water & Sewer Utility RB Series 2019A	5.00%	10/01/39 (b)	125,000	132,879
Water & Sewer Utility RB Series 2019A	5.00%	10/01/40 (b)	50,000	53,043
Broward Cnty SD
COP Series 2015A	5.00%	07/01/25	75,000	75,684
COP Series 2015A	5.00%	07/01/26 (b)	50,000	50,392
COP Series 2019A	5.00%	07/01/28	110,000	117,182
COP Series 2020A	5.00%	07/01/31 (b)	25,000	27,461
COP Series 2020A	5.00%	07/01/34 (b)	60,000	65,250
Cape Coral
Utility Improvement Assessment Bonds Series 2023	5.65%	03/01/54 (b)(c)	200,000	219,694
Central Florida Expressway Auth
Sr Lien RB Series 2018	5.00%	07/01/48 (b)	100,000	102,872
Sr Lien RB Series 2019A	5.00%	07/01/44 (b)	150,000	156,371
Sr Lien RB Series 2019B	5.00%	07/01/49 (b)	50,000	51,811
Sr Lien RB Series 2024A	5.00%	07/01/54 (b)(c)	200,000	212,245
Sr Lien Refunding RB Series 2016A	3.25%	07/01/36 (b)	50,000	46,130
Sr Lien Refunding RB Series 2016B	5.00%	07/01/26	60,000	61,711
Sr Lien Refunding RB Series 2016B	4.00%	07/01/30 (b)	50,000	50,409
Sr Lien Refunding RB Series 2016B	4.00%	07/01/31 (b)	130,000	130,692
Sr Lien Refunding RB Series 2016B	5.00%	07/01/33 (a)(b)	50,000	51,545
Sr Lien Refunding RB Series 2016B	4.00%	07/01/35 (a)(b)	60,000	60,981
Sr Lien Refunding RB Series 2016B	4.00%	07/01/36 (b)	130,000	129,896
Sr Lien Refunding RB Series 2016B	4.00%	07/01/39 (b)	25,000	25,066
Sr Lien Refunding RB Series 2017	5.00%	07/01/42 (b)	125,000	128,694
Sr Lien Refunding RB Series 2021	5.00%	07/01/28 (c)	25,000	26,675
Sr Lien Refunding RB Series 2021	5.00%	07/01/32 (b)(c)	75,000	83,098
Sr Lien Refunding RB Series 2021	5.00%	07/01/33 (b)(c)	70,000	77,354
Sr Lien Refunding RB Series 2021	4.00%	07/01/34 (b)(c)	175,000	181,345
Duval Cnty School Board
COP Series 2022A	5.00%	07/01/26 (c)	30,000	30,878
COP Series 2022A	5.00%	07/01/28 (c)	35,000	37,202
COP Series 2022A	5.00%	07/01/29 (c)	150,000	161,449
COP Series 2022A	5.00%	07/01/30 (c)	25,000	27,280
COP Series 2022A	5.00%	07/01/31 (b)(c)	50,000	54,395
COP Series 2022A	5.00%	07/01/32 (b)(c)	100,000	108,539
COP Series 2022A	5.00%	07/01/33 (b)(c)	40,000	43,307
Florida Dept of Mgmt Services
Refunding COP Series 2018A	5.00%	11/01/26	55,000	56,941
Florida Higher Educational Facilities Financing Auth
Refunding RB (Rollins College) Series 2020A	3.00%	12/01/48 (b)	60,000	45,149
Florida Insurance Assistance Interlocal Agency
Insurance Assessment RB Series 2023A1	5.00%	09/01/26 (b)	220,000	223,837
Insurance Assessment RB Series 2023A1	5.00%	09/01/27 (b)	50,000	51,372
Florida Municipal Power Agency
Power Supply Refunding RB Series 2016A	5.00%	10/01/30 (b)	25,000	25,624
Power Supply Refunding RB Series 2016A	5.00%	10/01/31 (b)	65,000	66,568
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Florida State Board of Education
Lottery Refunding RB Series 2017A	5.00%	07/01/27	165,000	173,333
Public Education Capital Outlay Refunding Bonds Series 2021B	5.00%	06/01/26	30,000	30,877
Public Education Capital Outlay Refunding Bonds Series 2021B	5.00%	06/01/28	25,000	26,705
Public Education Capital Outlay Refunding Bonds Series 2022B	5.00%	06/01/33	125,000	143,045
Public Education Capital Outlay Refunding Bonds Series 2022C	5.00%	06/01/27	150,000	157,322
Refunding RB Series 2016B	5.00%	07/01/25	100,000	100,991
Florida State Turnpike Auth
Turnpike RB Series 2022C	5.00%	07/01/47 (b)	100,000	107,519
Turnpike Refunding RB Series 2022A	5.00%	07/01/27	85,000	89,209
Fort Myers
Utility System Refunding RB Series 2019A	4.00%	10/01/44 (b)	100,000	97,521
Fort Pierce Utilities Authority
Utilities Refunding RB Series 2022A	4.00%	10/01/52 (b)	150,000	144,299
Gainesville
RB Series 2019A	5.00%	10/01/47 (b)	50,000	52,150
Utilities System RB Series 2017A	5.00%	10/01/37 (b)	85,000	88,350
Utilities System RB Series 2017A	4.00%	10/01/38 (b)	25,000	24,950
Hillsborough Cnty
RB Series 2021	3.00%	08/01/46 (b)	50,000	40,549
RB Series 2021	2.25%	08/01/51 (b)	160,000	97,856
Hillsborough Cnty Aviation Auth
RB Series 2018F	5.00%	10/01/43 (b)	115,000	119,229
Jacksonville
Refunding RB Series 2023A	5.50%	10/01/53 (b)	30,000	33,119
JEA
Electric System RB Series 2017B	5.00%	10/01/27	25,000	26,231
Electric System RB Series 3-2017B	5.00%	10/01/29 (b)	50,000	52,360
Electric System RB Series 3-2024A	5.00%	10/01/33	275,000	314,306
Electric System Sub RB Series 2017B	5.00%	10/01/33 (b)	160,000	166,185
JEA FLA Water & Sewer System
Water & Sewer System RB Series 2017A	5.00%	10/01/29 (b)	35,000	36,706
Water & Sewer System RB Series 2024A	5.25%	10/01/49 (b)	325,000	353,878
Lakeland FLA
Energy System RB Series 2021	5.00%	10/01/48	100,000	112,822
Lee Cnty School Board
COP Series 2023A	4.00%	08/01/46 (b)	50,000	47,413
Manatee Cnty
RB Series 2023	5.25%	10/01/48 (b)	150,000	165,277
Refunding RB Series 2022	4.00%	10/01/52 (b)	75,000	72,866
Miami
RB Series 2023A	5.00%	03/01/48 (b)	115,000	121,984
Miami Beach
GO Refunding Bonds Series 2019	4.00%	05/01/44 (b)	100,000	97,527
Water & Sewer Refunding RB Series 2017	5.00%	09/01/47 (b)	250,000	256,358
Miami-Dade Cnty
Aviation Refunding RB Series 2015A	5.00%	10/01/26 (b)	75,000	76,014
Aviation Refunding RB Series 2016A	5.00%	10/01/28 (b)	50,000	51,238
Facilities Tax RB Series 2009C	0.00%	10/01/44 (c)(d)	500,000	199,426
GO Bonds Series 2014A	3.75%	07/01/42 (b)	100,000	95,609
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series 2015B	4.00%	07/01/34 (b)	50,000	48,940
GO Refunding Bonds Series 2016A	5.00%	07/01/38 (b)	205,000	209,021
RB Series 2022	5.00%	07/01/49 (b)	200,000	211,389
Refunding RB Series 2009A	6.88%	10/01/34 (b)(c)	240,000	277,750
Seaport Refunding RB Series 2021A2	4.00%	10/01/49 (b)(c)	200,000	192,928
Sub Special Obligation Refunding Bonds Series 2016	4.00%	10/01/40 (b)	175,000	172,571
Sub Water & Sewer System RB Series 2021	4.00%	10/01/51 (b)	65,000	62,231
Transit System Sales Surtax RB Series 2022	5.00%	07/01/46 (b)	75,000	79,884
Transit System Sales Surtax RB Series 2022	5.00%	07/01/48 (b)	75,000	79,468
Transit System Sales Surtax RB Series 2022	5.00%	07/01/51 (b)	25,000	26,383
Transit System Sales Surtax RB Series 2022	5.00%	07/01/52 (b)	100,000	105,384
Water & Sewer System RB Series 2017A	4.00%	10/01/44 (b)	300,000	297,745
Water & Sewer System RB Series 2017A	3.38%	10/01/47 (b)	40,000	34,170
Water & Sewer System RB Series 2017A	4.00%	10/01/47 (b)	20,000	19,452
Water & Sewer System RB Series 2019B	4.00%	10/01/49 (b)	225,000	214,880
Water & Sewer System RB Series 2021	4.00%	10/01/39 (b)	100,000	101,268
Water & Sewer System RB Series 2021	3.00%	10/01/43 (b)	50,000	41,896
Water & Sewer System RB Series 2021	4.00%	10/01/44 (b)	25,000	24,438
Water & Sewer System RB Series 2021	4.00%	10/01/46 (b)	150,000	145,897
Water & Sewer System RB Series 2021	4.00%	10/01/48 (b)	100,000	96,383
Water & Sewer System RB Series 2024A	4.13%	10/01/50 (b)	200,000	196,362
Water & Sewer System Refunding RB Series 2015	5.00%	10/01/25	270,000	273,871
Water & Sewer System Refunding RB Series 2015	5.00%	10/01/26 (b)	75,000	76,014
Water & Sewer System Refunding RB Series 2017B	4.00%	10/01/38 (b)	50,000	50,466
Water & Sewer System Refunding RB Series 2017B	3.13%	10/01/39 (b)	250,000	227,722
Water & Sewer System Refunding RB Series 2024B	5.00%	10/01/33	100,000	114,293
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2018A	4.00%	04/01/53 (b)	10,000	9,329
Refunding RB (Univ of Miami) Series 2015A	5.00%	04/01/40 (b)	200,000	200,728
Refunding RB (Univ of Miami) Series 2024A	5.00%	04/01/45 (b)	300,000	324,330
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/39 (b)	225,000	225,161
Toll System RB Series 2014A	5.00%	07/01/44 (b)	200,000	202,366
Miami-Dade Cnty SD
COP Series 2016C	3.25%	02/01/33 (b)	150,000	143,707
GO Bonds Series 2022A	5.00%	03/15/52 (b)	125,000	131,539
Miami-Dade Cnty Transit System
Transit System Sales Surtax Refunding RB Series 2017	4.00%	07/01/38 (b)	180,000	180,075
Miami-Dade School Board
COP Series 2015A	5.00%	05/01/30 (b)	75,000	75,384
COP Series 2015D	5.00%	02/01/30 (b)	50,000	50,845
COP Series 2015D	5.00%	02/01/31 (b)	65,000	66,036
Orange Cnty School Board
COP Series 2016C	5.00%	08/01/34 (a)(b)	150,000	154,452
COP Series 2024A	5.00%	08/01/33	50,000	56,025
COP Series 2024A	5.00%	08/01/34	85,000	95,824
Orlando
Special RB Series 2018B	5.00%	10/01/48 (b)	125,000	129,400
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Orlando Utilities Commission
Utility System Refunding RB Series 2013A	5.00%	10/01/25	145,000	147,090
Utility System Refunding RB Series 2024B	5.00%	10/01/39 (b)	100,000	112,290
Osceola Cnty
Transportation Refunding RB Series 2019A1	4.00%	10/01/54 (b)(c)	50,000	46,074
Palm Beach Cnty School Board
COP Series 2017A	5.00%	08/01/27	140,000	147,086
COP Series 2018C	5.00%	08/01/29 (b)	30,000	31,818
COP Series 2020A	5.00%	08/01/33 (b)	100,000	108,562
COP Series 2020A	5.00%	08/01/34 (b)	50,000	54,153
Pasco Cnty
Water & Sewer RB Series 2014B	4.00%	10/01/44 (b)	150,000	145,692
Port St. Lucie
Refunding Bonds Series 2016	3.25%	07/01/45 (b)	150,000	126,848
South Florida Water Management District COP
Refunding COP Series 2015	5.00%	10/01/35 (b)	175,000	178,246
Tampa
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (b)	100,000	92,884
Tax Allocation RB ( H Lee Moffitt Cancer Center) Series 2020A	0.00%	09/01/45 (b)(d)	300,000	113,851
Water & Wastewater RB Series 2022A	5.25%	10/01/57 (b)	200,000	214,282
Water & Wastewater RB Series 2024	5.00%	10/01/47 (b)	100,000	109,575
Tampa Bay Water
Utility System RB Series 2022	5.00%	10/01/52 (b)	35,000	37,475
Utility System Refunding RB Series 2001A	6.00%	10/01/29 (c)	95,000	105,832
Utility System Refunding RB Series 2015A	4.00%	10/01/30 (b)	50,000	50,146
				14,410,751
GEORGIA 1.7%
Atlanta
Water & Wastewater RB Series 2018B	5.00%	11/01/43 (b)	10,000	10,304
Water & Wastewater RB Series 2043	5.00%	11/01/43 (a)(b)	90,000	95,191
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/26 (b)	55,000	55,348
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/31 (b)	80,000	80,402
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/32 (b)	50,000	50,245
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/40 (b)	180,000	180,526
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/43 (a)(b)	100,000	100,654
Water & Wastewater Refunding RB Series 2018B	3.50%	11/01/43 (b)	300,000	263,249
Atlanta Airport
Airport Facility Sub Lien RB Series 2019C	5.00%	07/01/36 (b)	235,000	250,824
Airport RB Series 2024A1	5.00%	07/01/54 (b)	275,000	292,945
Airport Refunding RB Series 2020A	5.00%	07/01/25	130,000	131,230
Airport Refunding RB Series 2020A	5.00%	07/01/30	25,000	27,491
Atlanta Development Auth
Sr Lien RB Series 2015A1	5.25%	07/01/44 (b)	50,000	50,220
Augusta
Water & Sewerage 2nd Resolution Refunding RB Series 2012	3.50%	10/01/42 (b)(c)	25,000	22,322
De Kalb Cnty
Water & Sewer 2nd Resolution RB Series 2022	5.00%	10/01/41 (b)	225,000	245,034
Water & Sewer 2nd Resolution RB Series 2022	5.00%	10/01/52 (b)	100,000	106,080
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Fulton Cnty
Water & Sewerage RB Series 2020A	2.25%	01/01/42 (b)	135,000	97,840
Water & Sewerage RB Series 2020A	2.25%	01/01/43 (b)	150,000	106,672
Water & Sewerage RB Series 2020A	2.38%	01/01/44 (b)	200,000	142,951
Gainesville & Hall Cnty Hospital Auth
RAN Series 2014A	5.50%	08/15/54 (a)(b)	80,000	80,212
Georgia
GO Bonds Series 2016A	4.00%	02/01/31 (b)	25,000	25,177
GO Bonds Series 2016A	2.50%	02/01/33 (b)	100,000	91,676
GO Bonds Series 2017A	5.00%	02/01/31 (b)	200,000	208,263
GO Bonds Series 2017A	3.00%	02/01/34 (b)	100,000	95,550
GO Bonds Series 2017A	3.00%	02/01/37 (b)	45,000	41,825
GO Bonds Series 2018A	5.00%	07/01/31 (b)	170,000	181,083
GO Bonds Series 2019A	5.00%	07/01/28	185,000	198,414
GO Bonds Series 2019A	5.00%	07/01/30 (b)	235,000	255,677
GO Bonds Series 2019A	5.00%	07/01/32 (b)	100,000	108,446
GO Bonds Series 2020A	5.00%	08/01/32 (b)	125,000	138,210
GO Bonds Series 2020A	4.00%	08/01/34 (b)	140,000	146,929
GO Bonds Series 2020A	3.00%	08/01/36 (b)	35,000	32,644
GO Bonds Series 2021A	5.00%	07/01/29	155,000	169,139
GO Bonds Series 2021A	5.00%	07/01/32 (b)	50,000	56,211
GO Bonds Series 2021A	4.00%	07/01/34 (b)	105,000	111,005
GO Bonds Series 2021A	4.00%	07/01/38 (b)	200,000	208,354
GO Bonds Series 2022A	5.00%	07/01/36 (b)	150,000	168,683
GO Bonds Series 2023A	5.00%	07/01/25	100,000	101,021
GO Refunding Bonds Series 2016C	4.00%	07/01/25	100,000	100,530
GO Refunding Bonds Series 2016E	5.00%	12/01/26	230,000	239,469
GO Refunding Bonds Series 2022C	4.00%	07/01/28	75,000	77,880
GO Refunding Bonds Series 2022C	4.00%	07/01/29	90,000	94,279
Georgia Municipal Electric Auth
Plant Vogtle Units 3 & 4 Project J Bonds Series 2023A	5.00%	07/01/64 (b)(c)	200,000	207,864
RB Series 2019A	5.00%	01/01/49 (b)	100,000	102,109
RB Series 2019B	5.00%	01/01/59 (b)	40,000	40,215
RB Series 2024A	5.25%	01/01/49 (b)	200,000	215,701
Sub Bonds Series 2016A	5.00%	01/01/28 (b)	40,000	40,933
Georgia Port Auth
RB Series 2021	4.00%	07/01/46 (b)	10,000	9,804
RB Series 2021	2.63%	07/01/51 (b)	100,000	69,158
RB Series 2021	4.00%	07/01/51 (b)	100,000	97,172
RB Series 2022	4.00%	07/01/47 (b)	100,000	97,908
RB Series 2022	4.00%	07/01/52 (b)	125,000	121,027
Georgia State Road & Tollway Auth
Highway Grant Anticipation RB Series 2020	5.00%	06/01/32 (b)	10,000	10,974
Highway RB Series 2020	5.00%	06/01/30	125,000	137,744
Gwinnett Cnty SD
GO Bonds Series 2019	5.00%	02/01/38 (b)	200,000	212,641
GO Bonds Series 2021	4.00%	02/01/37 (b)	25,000	25,787
Sales Tax GO Bonds Series 2022B	5.00%	08/01/27	145,000	152,783
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Metropolitan Atlanta Rapid Transit Auth
Sales Tax RB Series 2017C	3.25%	07/01/39 (b)	120,000	109,565
Sales Tax Refunding RB Series 2016B	5.00%	07/01/33 (a)(b)	120,000	123,547
Sales Tax Refunding RB Series 2017C	3.25%	07/01/37 (b)	100,000	93,504
Paulding Cnty
Water & Sewerage Improvement Refunding RB Series 2016	3.00%	12/01/48 (b)	105,000	80,400
Private Colleges & Universities Auth
RB (Emory Univ) Series 2019A	5.00%	09/01/29	100,000	108,874
RB (Emory Univ) Series 2020B	5.00%	09/01/25	250,000	253,217
RB (Emory Univ) Series 2020B	4.00%	09/01/39 (b)	115,000	116,632
RB (Emory Univ) Series 2020B	4.00%	09/01/41 (b)	200,000	202,327
RB (Emory Univ) Series 2022A	5.00%	09/01/32	100,000	113,115
RB (Emory Univ) Series 2023B	5.00%	09/01/33	100,000	114,211
Sandy Springs Public Facilities Auth
RB Series 2015	5.00%	05/01/41 (a)(b)	190,000	195,090
				8,292,507
HAWAII 0.5%
Hawaii
Airport System RB Series 2018D	5.00%	07/01/34 (b)	115,000	124,853
GO Bonds Series 2014EO	5.00%	08/01/25 (b)	110,000	110,156
GO Bonds Series 2017FK	5.00%	05/01/28 (b)	100,000	104,705
GO Bonds Series 2017FK	4.00%	05/01/31 (b)	100,000	102,015
GO Bonds Series 2018 FT	5.00%	01/01/36 (b)	95,000	99,406
GO Bonds Series 2018FT	5.00%	01/01/27	25,000	26,047
GO Bonds Series 2018FT	5.00%	01/01/38 (b)	100,000	104,245
GO Refunding Bonds Series 2016FE	5.00%	10/01/28 (b)	200,000	206,957
GO Refunding Bonds Series 2016FH	5.00%	10/01/26	160,000	165,545
GO Refunding Bonds Series 2016FH	5.00%	10/01/28 (b)	150,000	155,218
GO Refunding Bonds Series 2016FH	4.00%	10/01/31 (b)	50,000	50,500
Honolulu
2nd Resolution Jr Wastewater System Refunding RB Series 2024A	5.00%	07/01/39 (b)	100,000	112,804
GO Bonds Series 2015A	5.00%	10/01/39 (b)	180,000	181,652
GO Bonds Series 2019A	5.00%	09/01/29 (b)	50,000	53,392
GO Bonds Series 2020B	5.00%	03/01/26	55,000	56,315
GO Bonds Series 2021E	5.00%	03/01/30	50,000	54,886
GO Bonds Series 2021E	5.00%	03/01/31	50,000	55,706
Wastewater System Sr RB Series 2022A	5.00%	07/01/47 (b)	240,000	256,434
Honolulu City & Cnty Wastewater System
Sr Wastewater System RB Series 2015A	5.00%	07/01/40 (a)(b)	200,000	201,932
				2,222,768
IDAHO 0.1%
Idaho Building Auth
Sales Tax Education RB Series 2024A	5.00%	06/01/26	150,000	154,281
Sales Tax Education RB Series 2024A	5.00%	06/01/27	35,000	36,683
Sales Tax Education RB Series 2024A	5.00%	06/01/32	20,000	22,604
Sales Tax Education RB Series 2024A	5.00%	06/01/33	100,000	114,197
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Idaho Housing & Finance Assoc
Grant Anticipation RB Series 2021A	5.00%	07/15/29	40,000	43,393
Sales Tax RB Series 2024A	5.00%	08/15/48 (b)	40,000	43,114
				414,272
ILLINOIS 5.7%
Chicago
2nd Lien Transmission RB Series 2008C	5.00%	01/01/25	50,000	50,000
2nd Lien Water RB Series 2000	5.00%	11/01/30 (b)	195,000	200,503
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/32 (b)	45,000	49,564
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/35 (b)	105,000	114,466
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/36 (b)(c)	50,000	54,207
2nd Lien Water Refunding RB Series 2023B	4.00%	11/01/40 (b)(c)	250,000	246,086
GO Bonds Series 1999	0.00%	01/01/34 (c)(d)	60,000	40,871
GO Bonds Series 2019A	5.50%	01/01/35 (b)	200,000	209,927
GO Bonds Series 2019A	5.00%	01/01/44 (b)	170,000	171,326
GO Bonds Series 2019A	5.50%	01/01/49 (b)	130,000	132,758
GO Bonds Series 2021A	5.00%	01/01/33 (b)	25,000	26,195
GO Bonds Series 2021A	4.00%	01/01/36 (b)	25,000	24,276
GO Bonds Series 2023A	5.00%	01/01/34 (b)	275,000	288,959
GO Bonds Series 2023A	5.00%	01/01/35 (b)	50,000	52,415
GO Bonds Series 2023A	5.25%	01/01/38 (b)	35,000	36,846
GO Bonds Series 2023A	5.50%	01/01/43 (b)	500,000	517,826
GO Bonds Series 2024A	5.00%	01/01/44 (b)	150,000	152,654
GO Refunding Bonds Series 2020A	5.00%	01/01/29	180,000	188,078
GO Refunding Bonds Series 2020A	5.00%	01/01/30	100,000	105,279
GO Refunding Bonds Series 2024B	5.00%	01/01/33	250,000	267,110
O’Hare General Airport Sr Lien Refunding RB Series 2016B	5.00%	01/01/41 (b)	55,000	55,410
Chicago Board of Education
Dedicated Tax Bonds Series 2016	6.10%	04/01/36 (b)	230,000	240,076
Dedicated Tax Bonds Series 2016	6.00%	04/01/46 (b)	100,000	102,991
Dedicated Tax Bonds Series 2023	5.00%	04/01/45 (b)	200,000	205,784
Chicago Midway Airport
Sr Lien Airport Refunding RB Series 2023B	5.00%	01/01/35 (b)(c)	170,000	189,349
Chicago O’Hare International Airport
OHare General Airport Sr Lien RB Series 2018B	5.00%	01/01/38 (b)	100,000	105,147
OHare General Airport Sr Lien RB Series 2018B	5.00%	01/01/39 (b)	60,000	62,850
OHare General Airport Sr Lien RB Series 2018B	5.00%	01/01/48 (b)	25,000	25,807
OHare General Airport Sr Lien RB Series 2018B	4.00%	01/01/53 (b)(c)	100,000	95,545
OHare General Airport Sr Lien RB Series 2022A	4.50%	01/01/56 (b)	35,000	35,053
OHare General Airport Sr Lien RB Series 2024B	5.00%	01/01/48 (b)	200,000	214,429
OHare General Airport Sr Lien RB Series 2024B	5.25%	01/01/53 (b)	250,000	272,150
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/25	50,000	50,000
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/26 (b)	150,000	150,000
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (b)	75,000	75,000
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/30 (b)	80,000	80,000
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/32 (b)	35,000	35,000
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/33 (b)	125,000	125,000
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/35 (b)	100,000	101,120
OHare General Airport Sr Lien Refunding RB Series 2017B	5.00%	01/01/36 (b)	100,000	102,480
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OHare General Airport Sr Lien Refunding RB Series 2017B	5.00%	01/01/38 (b)	170,000	173,869
OHare General Airport Sr Lien Refunding RB Series 2018B	5.00%	01/01/53 (b)	120,000	123,435
OHare General Airport Sr Lien Refunding RB Series 2020A	5.00%	01/01/34 (b)	90,000	96,683
OHare General Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/35 (b)	200,000	203,218
OHare General Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/37 (b)	25,000	25,173
OHare General Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/37 (b)(c)	100,000	100,464
OHare General Airport Sr Lien Refunding RB Series 2022D	5.00%	01/01/29	100,000	107,139
OHare General Airport Sr Lien Refunding RB Series 2024D	5.00%	01/01/33	200,000	224,475
OHare General Airport St Lien RB Series 2022B	5.25%	01/01/56 (b)	100,000	105,672
Chicago Transit Auth Sales Tax
2nd Lien Sales Tax RB Series 2017	5.00%	12/01/51 (b)	155,000	156,524
2nd Lien Sales Tax RB Series 2020A	5.00%	12/01/45 (b)	85,000	87,382
2nd Lien Sales Tax RB Series 2020A	4.00%	12/01/55 (b)	35,000	31,280
2nd Lien Sales Tax RB Series 2020A	5.00%	12/01/55 (b)	85,000	86,772
2nd Lien Sales Tax RB Series 2022A	4.00%	12/01/49 (b)	95,000	88,470
Refunding RB Series 2021	5.00%	06/01/28	80,000	84,920
Cook Cnty
GO Refunding Bonds Series 2016A	5.00%	11/15/26	70,000	72,294
GO Refunding Bonds Series 2021A	5.00%	11/15/28	100,000	106,741
GO Refunding Bonds Series 2021A	5.00%	11/15/32 (b)	75,000	81,652
GO Refunding Bonds Series 2022A	5.00%	11/15/25	130,000	131,917
Sales Tax RB Series 2021A	4.00%	11/15/40 (b)	250,000	246,833
Cook Cnty Sales Tax Revenue
Sales Tax RB Series 2021A	4.00%	11/15/41 (b)	225,000	222,303
Illinois
GO Bonds Series 2014	5.25%	02/01/29 (b)	200,000	200,117
GO Bonds Series 2014	5.00%	05/01/39 (a)(b)	250,000	250,135
GO Bonds Series 2017C	5.00%	11/01/29 (b)	525,000	547,358
GO Bonds Series 2017D	5.00%	11/01/25	95,000	96,229
GO Bonds Series 2017D	5.00%	11/01/26	160,000	164,700
GO Bonds Series 2017D	5.00%	11/01/27	235,000	245,669
GO Bonds Series 2017D	5.00%	11/01/28 (b)	150,000	156,484
GO Bonds Series 2019A	5.00%	11/01/27	125,000	130,881
GO Bonds Series 2019B	5.00%	11/01/31 (b)	50,000	53,421
GO Bonds Series 2019B	4.00%	11/01/38 (b)	100,000	98,740
GO Bonds Series 2020	5.50%	05/01/30	95,000	101,365
GO Bonds Series 2020	5.50%	05/01/39 (b)	265,000	285,551
GO Bonds Series 2020	5.75%	05/01/45 (b)	250,000	270,538
GO Bonds Series 2020B	5.00%	10/01/30	50,000	54,184
GO Bonds Series 2020B	5.00%	10/01/31 (b)	225,000	243,418
GO Bonds Series 2020B	4.00%	10/01/33 (b)	250,000	251,887
GO Bonds Series 2020C	4.00%	10/01/37 (b)	100,000	98,814
GO Bonds Series 2020C	4.00%	10/01/41 (b)	100,000	96,841
GO Bonds Series 2020C	4.25%	10/01/45 (b)	300,000	287,916
GO Bonds Series 2021A	5.00%	03/01/36 (b)	100,000	106,978
GO Bonds Series 2021A	4.00%	03/01/39 (b)	10,000	9,843
GO Bonds Series 2021A	4.00%	03/01/40 (b)	70,000	68,384
GO Bonds Series 2021A	5.00%	03/01/46 (b)	150,000	155,836
GO Bonds Series 2022A	5.00%	03/01/27	185,000	191,508
GO Bonds Series 2022A	5.00%	03/01/28	55,000	57,760
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022A	5.00%	03/01/31	80,000	87,092
GO Bonds Series 2022A	5.25%	03/01/37 (b)	100,000	109,038
GO Bonds Series 2022A	5.25%	03/01/38 (b)	150,000	162,799
GO Bonds Series 2022A	5.50%	03/01/42 (b)	175,000	190,680
GO Bonds Series 2022A	5.50%	03/01/47 (b)	150,000	161,460
GO Bonds Series 2022C	5.25%	10/01/46 (b)	235,000	249,564
GO Bonds Series 2023B	5.00%	05/01/28	200,000	210,523
GO Bonds Series 2023B	5.00%	05/01/31	35,000	38,163
GO Bonds Series 2023B	5.00%	05/01/35 (b)	70,000	75,887
GO Bonds Series 2023B	5.00%	05/01/36 (b)	95,000	102,681
GO Bonds Series 2023B	5.00%	12/01/36 (b)	120,000	131,244
GO Bonds Series 2023B	5.00%	05/01/37 (b)	150,000	161,070
GO Bonds Series 2023B	5.00%	12/01/38 (b)	185,000	200,739
GO Bonds Series 2023B	5.25%	05/01/41 (b)	100,000	107,587
GO Bonds Series 2023B	5.50%	05/01/47 (b)	35,000	37,727
GO Bonds Series 2023C	5.00%	12/01/44 (b)	260,000	275,017
GO Bonds Series 2024B	5.00%	05/01/40 (b)	25,000	26,929
GO Bonds Series 2024B	5.25%	05/01/43 (b)	40,000	43,371
GO Bonds Series 2024B	5.25%	05/01/44 (b)	50,000	54,016
GO Bonds Series 2024B	5.25%	05/01/48 (b)	250,000	266,946
GO Refunding Bonds Series 2016	5.00%	02/01/25	250,000	250,266
GO Refunding Bonds Series 2016	4.00%	02/01/30 (b)(c)	135,000	136,466
GO Refunding Bonds Series 2016	4.00%	02/01/31 (b)(c)	100,000	101,010
GO Refunding Bonds Series 2018A	5.00%	10/01/30 (b)	50,000	52,627
GO Refunding Bonds Series 2022B	5.00%	03/01/25	130,000	130,284
GO Refunding Bonds Series 2022B	5.00%	03/01/33 (b)	150,000	164,334
GO Refunding Bonds Series 2023D	5.00%	07/01/25	75,000	75,579
GO Refunding Bonds Series 2023D	5.00%	07/01/27	75,000	78,082
GO Refunding Bonds Series 2023D	5.00%	07/01/28	100,000	105,541
GO Refunding Bonds Series 2023D	5.00%	07/01/29	205,000	218,806
GO Refunding Bonds Series 2023D	5.00%	07/01/32	125,000	137,704
GO Refunding Bonds Series 2023D	5.00%	07/01/33 (b)	60,000	65,860
GO Refunding Bonds Series 2023D	5.00%	07/01/36 (b)	200,000	216,409
GO Refunding Bonds Series 2024	5.00%	02/01/25	250,000	250,266
GO Refunding Bonds Series 2024	5.00%	02/01/34	250,000	276,938
GO Refunding Bonds Series 2024	5.00%	02/01/39 (b)	100,000	108,548
Jr Obligation Sales Tax RB Series 2024A	5.00%	06/15/30	100,000	108,578
Jr Sales Tax RB Series 2024A	5.00%	06/15/33	75,000	83,459
Jr Sales Tax RB Series 2024B	5.00%	06/15/35 (b)	5,000	5,527
Jr Sales Tax RB Series 2024B	5.00%	06/15/37 (b)	400,000	437,212
Illinois Finance Auth
Clean Water Revolving Fund RB Series 2017	5.00%	07/01/31 (b)	50,000	51,619
Clean Water Revolving Fund RB Series 2017	5.00%	07/01/33 (b)	200,000	206,045
Clean Water Revolving Fund RB Series 2017	5.00%	07/01/34 (b)	45,000	46,292
Clean Water Revolving Fund RB Series 2017	5.00%	07/01/35 (b)	75,000	77,031
Clean Water Revolving Fund RB Series 2020	4.00%	07/01/37 (b)	25,000	25,164
Clean Water Revolving Fund RB Series 2020	4.00%	07/01/39 (b)	15,000	15,029
RB (Univ of Chicago) Series 2021A	5.00%	10/01/25	25,000	25,353
RB (Univ of Chicago) Series 2023A	5.25%	05/15/48 (b)	125,000	135,499
RB (Univ of Chicago) Series 2023A	5.25%	05/15/54 (b)	150,000	161,216
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Univ of Chicago) Series 2024A	5.00%	04/01/32 (b)	35,000	39,312
RB (Univ of Chicago) Series 2024B	5.00%	04/01/36	250,000	287,820
Illinois Municipal Electric Agency
Power System Refunding RB Series 2015A	4.00%	02/01/34 (b)	300,000	295,467
Illinois Toll Highway Auth
Toll Highway Refunding RB Series 2018A	5.00%	01/01/29	100,000	107,256
Toll Highway Sr RB Series 2014C	5.00%	01/01/36 (b)	50,000	50,099
Toll Highway Sr RB Series 2015A	5.00%	01/01/36 (b)	125,000	125,646
Toll Highway Sr RB Series 2015A	5.00%	01/01/40 (b)	100,000	100,360
Toll Highway Sr RB Series 2015B	5.00%	01/01/40 (b)	275,000	277,152
Toll Highway Sr RB Series 2016B	5.00%	01/01/41 (b)	155,000	156,803
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (b)	100,000	102,859
Toll Highway Sr RB Series 2020A	5.00%	01/01/45 (b)	400,000	425,174
Toll Highway Sr RB Series 2021A	4.00%	01/01/42 (b)	200,000	192,383
Toll Highway Sr RB Series 2021A	5.00%	01/01/43 (b)	130,000	139,343
Toll Highway Sr RB Series 2021A	4.00%	01/01/46 (b)	195,000	182,229
Toll Highway Sr RB Series 2021A	5.00%	01/01/46 (b)	250,000	266,788
Toll Highway Sr RB Series 2023A	5.00%	01/01/44 (b)	225,000	244,011
Toll Highway Sr RB Series 2024A	5.00%	01/01/38 (b)	30,000	33,569
Toll Highway Sr Refunding RB Series 2016A	5.00%	12/01/31 (b)	115,000	116,877
Toll Highway Sr Refunding RB Series 2016A	5.00%	12/01/32 (b)	75,000	76,207
Toll Highway Sr Refunding RB Series 2019B	5.00%	01/01/31 (b)	60,000	65,227
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/29	175,000	187,698
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/31 (b)	65,000	70,663
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/32	25,000	27,936
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/35 (b)	50,000	56,861
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/37 (b)	100,000	112,402
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/39 (b)	150,000	166,507
Lincoln-Way Community Unit SD #210
ULT GO Bonds Series 2006	0.00%	01/01/26 (a)(c)(d)	145,000	140,365
Metropolitan Pier & Exposition Auth
Dedicated State Tax RB Series 2002A	0.00%	12/15/32 (c)(d)	250,000	187,384
RB Series 2002A	0.00%	06/15/34 (c)(d)	595,000	417,187
RB (McCormick Place Expansion) Series 2002A	0.00%	12/15/30 (c)(d)	75,000	60,919
RB (McCormick Place Expansion) Series 2002A	0.00%	12/15/31 (c)(d)	30,000	23,430
RB (McCormick Place Expansion) Series 2002A	0.00%	06/15/38 (c)(d)	460,000	268,622
RB (McCormick Place Expansion) Series 2002A	0.00%	12/15/38 (c)(d)	115,000	65,601
RB (McCormick Place Expansion) Series 2015A	0.00%	12/15/52 (c)(d)	50,000	13,699
RB Series 2002A	0.00%	06/15/32 (c)(d)	70,000	53,508
RB Series 2002A	0.00%	06/15/33 (c)(d)	260,000	190,491
RB Series 2002A	0.00%	06/15/35 (c)(d)	340,000	228,218
RB Series 2002A	0.00%	06/15/39 (c)(d)	100,000	55,228
RB Series 2002A	0.00%	12/15/39 (c)(d)	200,000	108,211
RB Series 2015A	5.00%	06/15/53 (b)	100,000	100,353
Refunding Bonds (McCormick Place Expansion) Series 1994A	0.00%	06/15/28 (c)(d)	225,000	199,679
Refunding Bonds (McCormick Place Expansion) Series 2010B1	0.00%	06/15/45 (c)(d)	350,000	140,741
Refunding Bonds (McCormick Place Expansion) Series 2010B1	0.00%	06/15/47 (c)(d)	225,000	81,509
Refunding Bonds (McCormick Place Expansion) Series 2012B	0.00%	12/15/41 (d)	75,000	35,990
Refunding Bonds (McCormick Place Expansion) Series 2012B	0.00%	12/15/51 (d)	425,000	117,806
Refunding Bonds (McCormick Place Expansion) Series 2017B	0.00%	12/15/56 (c)(d)	375,000	83,642
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding Bonds (McCormick Place Expansion) Series 2020A	4.00%	06/15/50 (b)	125,000	113,454
Refunding Bonds (McCormick Place Expansion) Series 2020A	5.00%	06/15/50 (b)	350,000	358,608
Refunding Bonds (McCormick Place Expansion) Series 2024B	4.00%	12/15/26	200,000	202,502
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (d)	250,000	112,120
Refunding Bonds Series 2022A	4.00%	12/15/47 (b)	45,000	41,039
Refunding RB 2nd Series 2022A	4.00%	06/15/52 (b)	55,000	49,441
Metropolitan Water Reclamation District of Greater Chicago
LT GO Refunding Bonds Series 2007C	5.25%	12/01/32	160,000	183,411
ULT GO Bonds Series 2016C	5.00%	12/01/45 (b)	100,000	101,393
ULT GO Refunding Bonds Series 2016A	5.00%	12/01/25	80,000	81,440
ULT GO Refunding Bonds Series 2016A	5.00%	12/01/29 (b)	50,000	51,513
Northern Illinois Municipal Power Agency
Refunding RB Series 2016A	4.00%	12/01/41 (b)	75,000	72,889
Rosemont
GO Bonds Series 2016A	5.00%	12/01/46 (b)(c)	110,000	112,487
Sales Tax Securitization Corp
2nd Lien Sales Tax Bonds Series 2020A	5.00%	01/01/28	60,000	63,169
2nd Lien Sales Tax RB Series 2020A	5.00%	01/01/26	50,000	50,909
2nd Lien Sales Tax RB Series 2020A	4.00%	01/01/38 (b)	215,000	214,875
2nd Lien Sales Tax RB Series 2021A	5.00%	01/01/27	35,000	36,169
2nd Lien Sales Tax RB Series 2021A	5.00%	01/01/31	75,000	81,697
2nd Lien Sales Tax RB Series 2021A	5.00%	01/01/33	30,000	33,204
2nd Lien Sales Tax Refunding Bonds Series 2023C	5.00%	01/01/35 (b)	50,000	55,101
2nd Lien Sales Tax Refunding RB Series 2023A	5.00%	01/01/33	75,000	83,341
2nd Lien Sales Tax Securitization Bonds Series 2020A	5.00%	01/01/30	150,000	162,422
2nd Lien Sales Tax Securitization Bonds Series 2020A	5.00%	01/01/36 (b)	35,000	37,354
Sales Tax Securitization Bonds Series 2018C	5.00%	01/01/43 (b)	150,000	155,304
Schaumburg
GO Refunding Bonds Series 2013A	4.00%	12/01/41 (b)	50,000	49,583
Springfield
Sr Lien Electric Refunding RB Series 2015	5.00%	03/01/40 (b)(c)	175,000	175,473
Univ of Illinois
Auxiliary Facilities System RB Series 2018A	4.13%	04/01/48 (b)(c)	100,000	96,025
Will Cnty
GO Bonds Series 2016	5.00%	11/15/45 (a)(b)	220,000	223,785
				27,951,527
INDIANA 0.4%
Hamilton Cnty Ind Public Building Corp
RB Series 2024	4.00%	01/10/50 (b)	100,000	94,101
Indiana Finance Auth
1st Lien Wastewater Utility Refunding RB Series 2021-1	5.00%	10/01/34 (b)	175,000	193,616
1st Lien Wastewater Utility Refunding RB Series 2021-1	4.00%	10/01/35 (b)	25,000	25,621
Highway Refunding RB Series 2016C	5.00%	06/01/27 (b)	130,000	134,840
Highway Refunding RB Series 2016C	5.00%	06/01/28	100,000	106,954
Lease Appropriation Refunding Bonds Series 2022A	5.00%	02/01/33 (b)	25,000	27,736
Lease Appropriation Refunding Bonds Series 2022A	4.00%	02/01/34 (b)	50,000	51,873
Lease Appropriation Refunding Bonds Series 2022A	5.00%	02/01/35 (b)	160,000	176,405
Lease Appropriation Refunding Bonds Series 2022A	4.00%	02/01/36 (b)	115,000	118,241
Lease Appropriation Refunding RB Series 2022A	5.00%	02/01/31	50,000	55,002
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Revolving Fund RB Series 2019A	5.00%	02/01/36 (b)	60,000	63,827
State Revolving Fund RB Series 2019A	5.00%	02/01/38 (b)	30,000	31,766
State Revolving Fund Refunding Bonds Series 2017C	5.00%	02/01/30 (b)	100,000	105,479
Indiana Muni Power Agency
Power Supply System Refunding RB Series 2016A	5.00%	01/01/33 (b)	125,000	127,617
Indiana Univ
RB Series 2024A	5.00%	06/01/34 (b)	125,000	144,152
Indianapolis Local Public Improvement Bond Bank
Courthouse & Jail RB Series 2019A	5.00%	02/01/44 (b)	150,000	155,604
RB Series 1999E	0.00%	02/01/28 (c)(d)	250,000	223,835
RB Series 2022B	4.00%	02/01/47 (b)	100,000	94,915
				1,931,584
IOWA 0.1%
Iowa
Special Obligation Refunding RB Series 2016A	5.00%	06/01/28 (b)	145,000	148,889
Special Obligation Refunding RB Series 2019A	5.00%	06/01/34 (b)	145,000	155,519
Iowa Finance Auth
State Revolving Fund RB Series 2017	5.00%	08/01/27	100,000	105,240
State Revolving Fund RB Series 2023A	5.00%	08/01/35 (b)	125,000	142,092
State Revolving Fund RB Series 2023A	5.00%	08/01/36 (b)	35,000	39,588
Iowa Higher Education Loan Auth
RB (Grinnell College) Series 2017	5.00%	12/01/46 (b)	100,000	102,241
				693,569
KANSAS 0.2%
Ellis Cnty Kansas USD #489
GO Refunding & Improvement Bonds Series 2022B	5.00%	09/01/42 (b)(c)	100,000	106,540
Kansas Dept of Transportation
Highway RB Series 2015B	5.00%	09/01/25	250,000	253,217
Highway RB Series 2015B	5.00%	09/01/28 (b)	100,000	101,205
Highway Refunding RB Series 2024A	5.00%	09/01/35 (b)	200,000	228,250
Wyandotte Cnty USD No 500
GO Bonds Series 2016A	5.50%	09/01/47 (a)(b)	105,000	109,392
				798,604
KENTUCKY 0.3%
Kentucky Bond Dev Corp
Facilities RB Series 2018	4.00%	09/01/48 (b)	185,000	174,476
Kentucky Economic Development Finance Auth
Refunding RB Series 2017A	5.00%	12/01/45 (b)(c)	75,000	76,275
Kentucky Municipal Power Agency
Power System Refunding RB Series 2015A	4.00%	09/01/39 (b)(c)	325,000	314,838
Kentucky State Property & Buildings Commission
RB Series A	5.00%	10/01/32	25,000	28,047
Refunding RB Series B	5.00%	11/01/25	185,000	188,025
Refunding RB Series B	5.00%	11/01/26	250,000	259,278
Refunding RB Series B	5.00%	11/01/26	75,000	77,783
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Kentucky Turnpike Auth
Economic Development Road Refunding RB Series 2017B	5.00%	07/01/25	255,000	257,363
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2023C	5.00%	05/15/51 (b)	75,000	79,758
Louisville & Jefferson Cnty Visitors & Convention Commission
Tax RB Series 2016	3.13%	06/01/41 (b)	50,000	43,251
Scott Cnty SD Finance Corp
GO Bonds Series 2022	4.00%	09/01/45 (b)(c)	40,000	38,767
				1,537,861
LOUISIANA 0.4%
East Baton Rouge Sewerage Commission
Refunding RB Series 2019A	4.00%	02/01/40 (b)	25,000	24,316
Refunding RB Series 2019A	4.00%	02/01/45 (b)	100,000	96,654
Louisiana
GO Refunding Bonds Series 2016B	5.00%	08/01/26	150,000	154,687
GO Refunding Bonds Series 2016B	5.00%	08/01/28 (b)	150,000	154,504
GO Refunding Bonds Series 2023A	5.00%	02/01/30	35,000	38,198
Refunding RB Bonds Series 2015A	4.50%	05/01/39 (a)(b)	250,000	251,080
Louisiana Citizens Property Insurance Corp
Refunding RB Series 2016A	5.00%	06/01/26	150,000	153,735
Louisiana Local Government Environmental Facilities & Community Development Auth
Insurance Assessment RB Series 2022B	5.00%	08/15/30 (b)	85,000	87,945
Insurance Assessment RB Series 2022B	5.00%	08/15/34 (b)	80,000	82,547
RB Series 2022B	5.00%	08/15/31 (b)	170,000	175,937
RB Series 2022B	5.00%	08/15/35 (b)	75,000	77,342
Louisiana Public Facilities Auth
RB (Loyola Univ) Series 2023A	5.25%	10/01/53 (b)	175,000	179,646
Refunding RB (Tulane Univ) Series 2020A	5.00%	04/01/45 (b)	250,000	261,705
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.25%	07/01/53 (b)	200,000	212,817
Shreveport
Water & Sewer Jr Lien RB Series 2019B	4.00%	12/01/49 (b)(c)	50,000	45,938
				1,997,051
MARYLAND 1.8%
Baltimore
Wastewater RB Series 2019A	5.00%	07/01/49 (b)	150,000	155,409
Wastewater Sub RB Series 2017A	5.00%	07/01/46 (b)	100,000	101,712
Water RB Series 2019A	4.00%	07/01/49 (b)	200,000	191,451
Baltimore Cnty
GO Bonds	5.00%	03/01/53 (b)	200,000	214,893
Maryland
GO Bonds 1st Series 2016	3.00%	06/01/31 (b)	35,000	33,834
GO Bonds 1st Series 2017A	4.00%	03/15/30 (b)	35,000	35,593
GO Bonds 1st Series 2019	5.00%	03/15/31 (b)	45,000	48,598
GO Bonds 1st Series 2020A	5.00%	03/15/32 (b)	205,000	224,634
GO Bonds 1st Series 2021A	5.00%	03/01/31	100,000	111,891
GO Bonds 1st Series 2021A	5.00%	03/01/36 (b)	125,000	137,578
GO Bonds 1st Series 2022A	5.00%	06/01/28	30,000	32,106
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds 1st Series 2022A	5.00%	06/01/31	110,000	123,506
GO Bonds 1st Series 2023A	5.00%	03/15/32	200,000	226,738
GO Bonds 1st Series 2023A	5.00%	03/15/37 (b)	100,000	112,591
GO Bonds 1st Series 2024A	5.00%	06/01/37 (b)	55,000	62,840
GO Bonds 1st Series A	5.00%	06/01/32	195,000	221,638
GO Bonds 1st Series A	5.00%	06/01/33 (b)	190,000	214,925
GO Bonds 1st Series A	5.00%	03/15/34 (b)	40,000	45,634
GO Bonds 1st Series A	5.00%	06/01/34 (b)	260,000	293,064
GO Bonds 1st Series A	5.00%	03/01/35 (b)	235,000	259,811
GO Bonds 1st Series A	5.00%	06/01/36 (b)	125,000	139,744
GO Bonds 2nd Series 2017A	5.00%	08/01/25	40,000	40,464
GO Bonds 2nd Series 2017A	5.00%	08/01/27	245,000	258,151
GO Bonds 2nd Series 2017A	5.00%	08/01/29 (b)	45,000	47,221
GO Bonds 2nd Series 2017A	4.00%	08/01/30 (b)	250,000	254,911
GO Bonds 2nd Series 2017A	3.00%	08/01/31 (b)	25,000	24,138
GO Bonds 2nd Series 2019A	5.00%	08/01/30 (b)	35,000	38,099
GO Bonds 2nd Series 2019A	2.13%	08/01/33 (b)	290,000	253,228
GO Bonds 2nd Series 2019A	2.25%	08/01/34 (b)	100,000	86,721
Go Bonds 2nd Series 2020A	5.00%	08/01/30	50,000	55,482
GO Bonds 2nd Series 2020A	5.00%	08/01/27	35,000	36,879
GO Bonds 2nd Series 2020A	5.00%	08/01/35 (b)	65,000	70,874
GO Bonds 2nd Series A	5.00%	08/01/31 (b)	260,000	286,892
GO Bonds Series 2019	5.00%	03/15/27	90,000	94,129
GO Refunding Bonds 2nd Series B	5.00%	08/01/27	125,000	131,710
GO Refunding Bonds Series 2017B	5.00%	08/01/26	185,000	191,012
RB Series 2018A	5.00%	05/01/42 (b)	170,000	175,727
RB Series 2020A	5.00%	05/01/50	160,000	177,414
Refunding Bonds 2nd Series 2020B	5.00%	08/01/28	150,000	161,005
Refunding Bonds 2nd Series 2021D	4.00%	08/01/29	130,000	135,879
ULT GO Bonds Series 2017B	5.00%	08/01/25	275,000	278,192
ULT GO Refunding Bonds 1st Series 2017C	5.00%	03/15/29 (b)	300,000	312,807
Maryland Dept of Transportation
Consolidated Transportation Bonds Series 2017	5.00%	09/01/29 (b)	55,000	57,681
Consolidated Transportation Bonds Series 2018	5.00%	10/01/26	180,000	186,487
Consolidated Transportation Bonds Series 2019	5.00%	10/01/28 (b)	25,000	26,360
Consolidated Transportation Bonds Series 2019	2.13%	10/01/31 (b)	285,000	253,766
Consolidated Transportation Bonds Series 2019	3.00%	10/01/34 (b)	25,000	23,453
Consolidated Transportation Bonds Series 2021A	2.00%	10/01/34 (b)	100,000	82,665
Consolidated Transportation Bonds Series 2021A	2.13%	10/01/36 (b)	230,000	185,520
Transportation Bonds Series 2018	5.00%	10/01/28 (b)	85,000	87,835
Transportation Bonds Series 2019	5.00%	10/01/27	25,000	26,420
Transportation Bonds Series 2019	2.50%	10/01/33 (b)	195,000	174,251
Maryland Stadium Authority
RB Series 2021	4.00%	06/01/46 (b)	205,000	199,562
RB Series 2021	2.75%	06/01/51 (b)	100,000	71,269
RB Series 2024	5.00%	06/01/54 (b)	160,000	169,976
Maryland Transportation Auth
Transportation Facilities RB Series 2020	4.00%	07/01/50 (b)	150,000	144,178
Transportation Facilities RB Series 2021A	5.00%	07/01/46 (b)	150,000	159,225
Transportation Facilities Refunding RB Series 2024A	5.00%	07/01/33	50,000	57,144
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Transportation Facilities Refunding RB Series 2024A	5.00%	07/01/35 (b)	30,000	34,412
Transportation Facilities Refunding RB Series 2024A	5.00%	07/01/39 (b)	115,000	129,526
Montgomery Cnty
GO Refunding Bonds Series 2017C	5.00%	10/01/26	145,000	150,276
GO Refunding Bonds Series 2024B	5.00%	12/01/26	25,000	26,001
Prince Georges Cnty
GO Bonds Series 2018A	5.00%	07/15/29 (b)	245,000	261,946
GO Bonds Series 2018A	4.00%	07/15/30 (b)	25,000	25,664
Washington Suburban Sanitary District
GO BAN Series A	3.85%	06/01/27 (b)(c)(e)	175,000	175,000
				8,807,742
MASSACHUSETTS 4.5%
Massachusetts
Commonwealth Transportation Fund RB Series 2023A	5.00%	06/01/53 (b)	100,000	106,608
GO Bonds Series 2020E	5.00%	11/01/50 (b)	300,000	314,481
GO Bonds Series 2006E	5.00%	11/01/25 (c)	200,000	203,453
GO Bonds Series 2006E	5.00%	11/01/26 (c)	5,000	5,194
GO Bonds Series 2015E	3.25%	09/01/40 (b)	210,000	191,491
GO Bonds Series 2016E	4.00%	04/01/35 (b)	45,000	45,028
GO Bonds Series 2016E	3.00%	04/01/41 (b)	125,000	107,462
GO Bonds Series 2016E	4.00%	04/01/42 (b)	250,000	247,234
GO Bonds Series 2016E	3.00%	04/01/44 (b)	135,000	111,690
GO Bonds Series 2016E	4.00%	04/01/46 (b)	35,000	34,172
GO Bonds Series 2016G	4.00%	09/01/35 (b)	115,000	115,396
GO Bonds Series 2016G	3.00%	09/01/46 (b)	50,000	39,972
GO Bonds Series 2016H	5.00%	12/01/26	75,000	78,045
GO Bonds Series 2016J	4.00%	12/01/44 (b)	250,000	246,751
GO Bonds Series 2017A	5.00%	04/01/47 (b)	35,000	35,770
GO Bonds Series 2017B	5.00%	04/01/47 (b)	120,000	122,641
GO Bonds Series 2017D	5.00%	02/01/36 (b)	65,000	67,197
GO Bonds Series 2017E	3.00%	11/01/34 (b)	115,000	107,872
GO Bonds Series 2017E	3.00%	11/01/35 (b)	100,000	92,842
GO Bonds Series 2018A	5.00%	01/01/40 (b)	25,000	25,957
GO Bonds Series 2018A	5.00%	01/01/41 (b)	25,000	25,915
GO Bonds Series 2018B	5.00%	01/01/31 (b)	10,000	10,591
GO Bonds Series 2018B	5.00%	01/01/32 (b)	120,000	126,977
GO Bonds Series 2018D	4.00%	05/01/48 (b)	200,000	193,045
GO Bonds Series 2018E	5.00%	09/01/38 (b)	50,000	52,662
GO Bonds Series 2019A	5.25%	01/01/33 (b)	165,000	178,692
GO Bonds Series 2019A	5.00%	01/01/49 (b)	15,000	15,530
GO Bonds Series 2019C	5.00%	05/01/44 (b)	150,000	156,960
GO Bonds Series 2019C	5.00%	05/01/45 (b)	155,000	161,950
GO Bonds Series 2020B	2.50%	03/01/43 (b)	100,000	76,814
GO Bonds Series 2020C	2.75%	03/01/50 (b)	145,000	107,346
GO Bonds Series 2020D	5.00%	07/01/31 (b)	250,000	275,946
GO Bonds Series 2020D	3.00%	07/01/35 (b)	200,000	186,013
GO Bonds Series 2020D	3.00%	07/01/39 (b)	200,000	176,513
GO Bonds Series 2020D	5.00%	07/01/40 (b)	105,000	112,434
GO Bonds Series 2020D	5.00%	07/01/45 (b)	100,000	105,729
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020E	5.00%	11/01/45 (b)	250,000	265,086
GO Bonds Series 2021A	3.00%	03/01/36 (b)	250,000	230,738
GO Bonds Series 2021B	2.00%	04/01/50 (b)	210,000	129,062
GO Bonds Series 2021C	5.00%	09/01/31	125,000	141,225
GO Bonds Series 2021D	5.00%	09/01/50 (b)	250,000	263,874
GO Bonds Series 2022A	5.00%	02/01/32	65,000	73,714
GO Bonds Series 2022A	4.00%	02/01/34 (b)	190,000	199,091
GO Bonds Series 2022C	5.00%	10/01/32	125,000	142,908
GO Bonds Series 2022C	5.00%	10/01/35 (b)	200,000	225,447
GO Bonds Series 2022C	5.00%	10/01/37 (b)	125,000	139,951
GO Bonds Series 2022C	5.25%	10/01/47 (b)	260,000	284,827
GO Bonds Series 2022C	5.00%	10/01/52 (b)	210,000	222,625
GO Bonds Series 2022D	5.00%	11/01/31	90,000	101,913
GO Bonds Series 2022E	5.00%	11/01/42 (b)	170,000	185,869
GO Bonds Series 2022E	5.00%	11/01/52 (b)	125,000	132,585
GO Bonds Series 2023A	5.00%	05/01/26	225,000	231,265
GO Bonds Series 2023A	5.00%	05/01/48 (b)	145,000	155,330
GO Bonds Series 2023A	5.00%	05/01/53 (b)	375,000	398,475
GO Bonds Series 2023B	5.00%	10/01/33	40,000	46,147
GO Bonds Series 2023B	5.00%	10/01/36 (b)	25,000	28,439
GO Bonds Series 2023C	5.00%	10/01/49 (b)	300,000	321,404
GO Bonds Series 2023D	5.00%	10/01/52 (b)	100,000	106,660
GO Bonds Series 2023D	5.00%	10/01/53 (b)	200,000	213,041
GO Bonds Series 2024A	5.00%	01/01/34	250,000	288,470
GO Bonds Series 2024A	5.00%	01/01/36 (b)	45,000	51,476
GO Bonds Series 2024A	5.00%	01/01/38 (b)	185,000	209,838
GO Bonds Series 2024A	5.00%	01/01/40 (b)	200,000	223,802
GO Bonds Series 2024A	5.00%	01/01/41 (b)	20,000	22,285
GO Bonds Series 2024A	5.00%	01/01/42 (b)	200,000	221,201
GO Bonds Series 2024A	5.00%	01/01/49 (b)	100,000	107,389
GO Bonds Series 2024A	5.00%	01/01/54 (b)	200,000	213,102
GO Bonds Series 2024B	5.00%	05/01/37 (b)	30,000	34,256
GO Bonds Series 2024B	5.00%	11/01/38 (b)	150,000	170,230
GO Bonds Series 2024B	5.00%	05/01/39 (b)	30,000	33,859
GO Refunding Bonds Series 2015A	5.00%	07/01/35 (b)	20,000	20,139
Go Refunding Bonds Series 2016B	5.00%	07/01/31 (b)	25,000	25,700
GO Refunding Bonds Series 2016B	5.00%	07/01/27	200,000	210,694
GO Refunding Bonds Series 2016B	5.00%	07/01/28	150,000	160,980
GO Refunding Bonds Series 2016B	5.00%	07/01/33 (b)	50,000	51,338
GO Refunding Bonds Series 2016C	5.00%	10/01/25	110,000	111,700
GO Refunding Bonds Series 2017C	5.00%	10/01/25	250,000	253,863
GO Refunding Bonds Series 2017C	5.00%	10/01/27	10,000	10,587
GO Refunding Bonds Series 2017E	5.00%	11/01/26	140,000	145,424
GO Refunding Bonds Series 2017E	5.00%	11/01/27	145,000	153,769
GO Refunding Bonds Series 2018B	5.00%	07/01/29	235,000	256,644
GO Refunding Bonds Series 2020B	5.00%	07/01/32 (b)	100,000	110,177
GO Refunding Bonds Series 2020D	4.00%	11/01/41 (b)	150,000	149,477
GO Refunding Bonds Series 2022A	5.00%	10/01/29	75,000	82,249
GO Refunding Bonds Series 2022A	5.00%	10/01/30	175,000	195,087
GO Refunding Bonds Series 2022A	5.00%	10/01/31	200,000	226,216
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Go Refunding Bonds Series 2024A	5.00%	03/01/33	50,000	57,352
Go Refunding Bonds Series 2024A	5.00%	03/01/36 (b)	140,000	160,373
GO Refunding Bonds Series 2024A	5.00%	03/01/34	100,000	115,542
GO Refunding Bonds Series 2024A	5.00%	03/01/42 (b)	30,000	33,229
GO Refunding Bonds Series 2024B	5.00%	11/01/35 (b)	90,000	103,435
Highway Notes Series 2014A	5.00%	06/15/27 (b)	60,000	60,079
Special Obligation Refunding RB Series 2005	5.50%	01/01/25 (c)	50,000	50,000
Special Obligation Refunding RB Series 2005	5.50%	01/01/27 (c)	75,000	78,714
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2016A	4.00%	07/01/26	70,000	71,154
Assessment Bonds Series 2022A1	5.00%	07/01/37 (b)	75,000	83,955
Assessment Bonds Series 2022A1	3.13%	07/01/41 (b)	50,000	43,300
Assessment Bonds Series 2022A2	5.00%	07/01/52 (b)	250,000	266,125
RB Series 2016A	5.00%	07/01/27 (b)	125,000	128,895
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/25	220,000	222,180
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/31	50,000	56,552
Sr Sales Tax Bonds Series 2007A1	5.25%	07/01/34	95,000	112,950
Sr Sales Tax Bonds Series 2016A	0.00%	07/01/32 (b)(d)	170,000	130,010
Sr Sales Tax Bonds Series 2023A1	5.25%	07/01/48 (b)	25,000	27,429
Sr Sales Tax Bonds Series 2023A1	5.25%	07/01/53 (b)	285,000	310,571
Sr Sales Tax Bonds Series 2024A	5.00%	07/01/38 (b)	250,000	285,923
Sr Sales Tax Bonds Series 2024A	5.25%	07/01/52 (b)	250,000	274,991
Sub Sales Tax BAN RB Series 2021	4.00%	05/01/25	15,000	15,048
Sub Sales Tax Bonds Series 2021A1	4.00%	07/01/36 (b)	200,000	206,664
Massachusetts Dept of Transportation
Highway System Sub Refunding RB Series 2018A	5.00%	01/01/29	95,000	102,785
Metropolitan Highway System Sr Refunding RB Series 2019A	5.00%	01/01/33 (b)	55,000	59,093
Sr Highway System Refunding RB Series 2019A	5.00%	01/01/26	80,000	81,668
Sr Highway System Refunding RB Series 2019A	5.00%	01/01/27	25,000	26,047
Sr Highway System Refunding RB Series 2019A	5.00%	01/01/30 (b)	50,000	53,968
Massachusetts Development Finance Agency
RB (Boston College) Series 2017T	4.00%	07/01/42 (b)	75,000	74,495
RB (Boston College) Series 2021V	5.00%	07/01/55	250,000	289,385
RB (Emerson College) Series 2016A	5.00%	01/01/47 (b)	200,000	200,286
RB (Harvard Univ) Series 2016A	5.00%	07/15/26	275,000	284,184
RB (Harvard Univ) Series 2016A	5.00%	07/15/28 (b)	260,000	268,006
RB (Harvard Univ) Series 2016A	4.00%	07/15/29 (b)	185,000	187,771
RB (Harvard Univ) Series 2016A	5.00%	07/15/33 (b)	95,000	97,378
RB (Harvard Univ) Series 2016A	5.00%	07/15/34 (b)	150,000	153,641
RB (Harvard Univ) Series 2016A	4.00%	07/15/36 (b)	150,000	150,571
RB (Harvard Univ) Series 2016A	5.00%	07/15/36	85,000	100,875
RB (Harvard Univ) Series 2016A	5.00%	07/15/40	250,000	299,303
RB (Harvard Univ) Series 2024B	5.00%	02/15/34 (b)	250,000	290,691
RB (Northeastern Univ) Series 2022	5.00%	10/01/44 (b)	85,000	92,169
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2015B	4.00%	01/15/45 (b)	200,000	194,240
Sr Dedicated Sales Tax Refunding Bonds Series 2016C	5.00%	11/15/33 (b)	180,000	185,575
Sr Sales Tax Refunding Bonds Series 2015C	5.00%	08/15/37 (b)	200,000	201,626
Sr Sales Tax Refunding Bonds Series 2016C	5.00%	11/15/34 (b)	250,000	257,372
Sr Sales Tax Refunding RB Series 2016C	4.00%	11/15/35 (b)	50,000	50,031
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sub Sales Tax Bonds Series 2018A	5.25%	02/15/48 (b)	200,000	208,053
Sub Sales Tax Bonds Series 2018B	5.25%	02/15/48 (b)	350,000	363,989
Sub Sales Tax Bonds Series 2019A	5.00%	02/15/49 (a)(b)	140,000	143,291
Massachusetts Transportation Fund
RB (Rail Enhancement & Accelerated Bridge Programs) Series 2016B	4.00%	06/01/46 (b)	150,000	146,228
RB (Rail Enhancement Program) Series 2022A	5.00%	06/01/50 (b)	285,000	299,807
RB Series 2022B	5.00%	06/01/52 (b)	300,000	317,378
Refunding RB Series 2016A	5.00%	06/01/25	50,000	50,439
Refunding RB Series 2016A	5.00%	06/01/26	75,000	77,351
Refunding RB Series 2021A	5.00%	06/01/43 (b)	130,000	139,159
Massachusetts Turnpike Auth
Sr RB Series 1997A	0.00%	01/01/28 (c)(d)	60,000	54,442
Massachusetts Water Resources Auth
General Refunding RB Series 2007B	5.25%	08/01/26 (c)	165,000	171,151
General Refunding RB Series 2007B	5.25%	08/01/30 (c)	150,000	169,524
General Refunding RB Series 2007B	5.25%	08/01/33 (c)	250,000	294,114
General Refunding RB Series 2016C	5.00%	08/01/30 (b)	25,000	25,805
General Refunding RB Series 2016C	4.00%	08/01/36 (b)	65,000	64,894
General Refunding RB Series 2016C	5.00%	08/01/40 (a)(b)	200,000	206,092
General Refunding RB Series 2016D	3.00%	08/01/42 (b)	50,000	41,874
Refunding RB Series 2016C	5.00%	08/01/33 (a)(b)	100,000	103,046
Refunding RB Series 2017C	5.00%	08/01/31 (b)	90,000	94,494
Univ of Massachusetts Building Auth
RB Sr Series 2020-1	5.00%	11/01/50 (b)	100,000	104,536
RB Sr Series 2022-1	4.00%	11/01/46 (b)	100,000	97,650
RB Sr Series 2022-1	5.00%	11/01/52 (b)	65,000	68,043
Sr Refunding RB Series 2021-1	5.00%	11/01/25	50,000	50,855
Sr Refunding RB Series 2021-1	5.00%	11/01/28	25,000	26,970
				22,156,817
MICHIGAN 1.2%
Detroit SD
ULT GO Refunding Bonds Series 2005A	5.25%	05/01/30 (c)	50,000	55,275
Great Lakes Water Auth
Sewage Disposal System 2nd Lien Refunding RB Series 2016C	5.00%	07/01/30 (b)	150,000	153,531
Sewage Disposal System Sr Lien Refunding RB Series 2016B	5.00%	07/01/30 (b)	110,000	112,323
Sewage Disposal System Sr Lien Refunding RB Series 2024A	5.00%	07/01/33	40,000	45,459
Water Supply System 2nd Lien RB Series 2016B	5.00%	07/01/46 (b)	100,000	101,372
Water Supply System 2nd Lien Refunding RB Series 2016B	5.00%	07/01/36 (b)	75,000	76,332
Water Supply System Sr Lien Refunding RB Series 2016C	5.00%	07/01/31 (b)	160,000	163,327
Water Supply System Sr Lien Refunding RB Series 2016C	5.00%	07/01/35 (b)	200,000	203,497
Water Supply System Sr Lien Refunding RB Series 2016C	5.25%	07/01/35 (b)	50,000	51,054
Water Supply System Sr Lien Refunding RB Series 2024A	5.00%	07/01/25	100,000	100,991
Water Supply System Sr Lien Refunding RB Series 2024A	5.00%	07/01/31	250,000	278,982
Lansing
Utility System RB Series 2019A	5.00%	07/01/48 (b)	55,000	57,175
Utility System Refunding RB Series 2024A	5.00%	07/01/49 (b)	175,000	188,665
Michigan
Grant Anticipation Refunding Bonds Series 2016	5.00%	03/15/27	75,000	78,163
RB (State Trunk Line Fund) Series 2020B	5.00%	11/15/30	105,000	116,801
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2016	5.00%	03/15/25	30,000	30,108
RB Series 2020B	4.00%	11/15/45 (b)	185,000	184,974
State Trunk Line Fund Bonds Series 2020B	5.00%	11/15/27	205,000	216,986
State Trunk Line Fund Bonds Series 2020B	5.00%	11/15/31 (b)	100,000	110,556
State Trunk Line Fund Bonds Series 2020B	5.00%	11/15/32 (b)	50,000	55,188
State Trunk Line Fund Bonds Series 2020B	4.00%	11/15/38 (b)	100,000	101,904
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/36 (b)	90,000	92,787
Michigan Building Auth
RB Series 2021I	4.00%	10/15/46 (b)	5,000	4,835
RB Series 2022I	4.00%	10/15/52 (b)	250,000	236,182
Refunding RB Series 2015I	5.00%	04/15/33 (b)	150,000	151,659
Refunding RB Series 2015I	5.00%	04/15/34 (b)	5,000	5,052
Refunding RB Series 2015I	5.00%	04/15/38 (b)	100,000	100,878
Refunding RB Series 2016I	5.00%	10/15/30 (b)	50,000	51,627
Refunding RB Series 2016I	5.00%	10/15/31 (b)	155,000	159,899
Refunding RB Series 2016I	5.00%	10/15/32 (b)	185,000	190,704
Refunding RB Series 2016I	5.00%	10/15/46 (b)	70,000	71,211
Refunding RB Series 2019I	4.00%	04/15/54 (b)	250,000	235,998
Michigan Finance Auth
Clean Water Revolving Fund Refunding RB Series 2016B	5.00%	10/01/29 (b)	100,000	103,526
RB (Detroit Water & Sewage 2nd Lien) Series 2015C	5.00%	07/01/35 (b)	85,000	85,412
RB (Public Lighting Auth) Series 2014B	5.00%	07/01/39 (b)	200,000	200,155
Sr Lien RB (Wayne County Criminal Justice Center) Series 2018	4.00%	11/01/48 (b)	100,000	94,662
Michigan State Univ
General RB Series 2019B	4.00%	02/15/44 (b)	100,000	97,659
Michigan Trunk Line
State Trunk Line Fund Bonds Series 2021A	5.00%	11/15/35 (b)	95,000	105,144
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/38 (b)	50,000	51,095
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/39 (b)	200,000	203,603
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/41 (b)	140,000	141,515
State Trunk Line Fund Bonds Series 2023	5.00%	11/15/30	30,000	33,372
State Trunk Line Fund Bonds Series 2023	5.00%	11/15/37 (b)	75,000	84,435
State Trunk Line Fund Bonds Series 2023	5.00%	11/15/46 (b)	150,000	162,047
State Trunk Line Fund Bonds Series 2023	5.25%	11/15/49 (b)	200,000	220,648
Troy SD
ULT GO Bonds Series 2023	5.00%	05/01/52 (b)(c)	100,000	105,670
Univ of Michigan
General RB Series 2017A	5.00%	04/01/25	75,000	75,357
General RB Series 2017A	5.00%	04/01/26	30,000	30,770
Wayne Cnty Airport Auth
Airport RB Series 2021A	5.00%	12/01/46 (b)	220,000	232,505
				5,811,070
MINNESOTA 0.5%
Minneapolis Metropolitan Council
Grant Anticipation Notes Series 2021C	5.00%	12/01/26	115,000	119,603
Minneapolis- St. Paul Metropolitan Airports Commission
Sr Airport Refunding RB Series 2016A	5.00%	01/01/25	25,000	25,000
Sr Airport Refunding RB Series 2016A	5.00%	01/01/28 (b)	115,000	119,292
Sub Airport RB Series 2024A	5.00%	01/01/52 (b)	45,000	47,723
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Minnesota
COP Series 2023	5.00%	11/01/42 (b)	150,000	164,336
GO Bonds Series 2021A	4.00%	09/01/34 (b)	85,000	88,474
GO Bonds Series 2021A	4.00%	09/01/39 (b)	60,000	61,388
GO Bonds Series 2021A	4.00%	09/01/40 (b)	200,000	203,345
GO Bonds Series 2024A	5.00%	08/01/32	200,000	228,207
GO Bonds Series 2024A	5.00%	08/01/36 (b)	100,000	114,949
GO Bonds Series 2024A	5.00%	08/01/44 (b)	100,000	111,035
GO Refunding Bonds Series 2016D	5.00%	08/01/26	125,000	129,101
GO Refunding Bonds Series 2017D	5.00%	10/01/28 (b)	100,000	105,426
GO Refunding Bonds Series 2023D	5.00%	08/01/25	150,000	151,707
GO State Highway Refunding Bonds Series 2023E	5.00%	08/01/28	125,000	134,215
State General Fund Refunding Bonds Series 2022A	5.00%	03/01/27	100,000	104,379
State General Fund Refunding Bonds Series 2022A	5.00%	03/01/30	135,000	147,717
Minnesota Public Facilities Authority
State Revolving Fund RB Series 2023A	5.00%	03/01/26	25,000	25,569
State Revolving Fund RB Series 2023A	5.00%	03/01/31	80,000	89,273
State Revolving Fund RB Series 2023A	5.00%	03/01/32	100,000	112,834
State Revolving Fund RB Series 2023A	5.00%	03/01/33	40,000	45,632
State Revolving Fund RB Series 2023A	5.00%	03/01/35 (b)	100,000	113,191
Univ of Minnesota
GO Bonds Series 2016A	5.00%	04/01/41 (b)	25,000	25,323
				2,467,719
MISSISSIPPI 0.1%
Mississippi
GO Bonds Series 2019B	4.00%	10/01/39 (b)	150,000	149,987
GO Refunding Bonds Series 2017A	5.00%	10/01/27	50,000	52,800
GO Refunding Bonds Series 2017A	5.00%	10/01/28 (b)	50,000	52,652
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (a)(b)	85,000	89,760
West Ranking Utility Auth
RB Series 2018	5.00%	01/01/48 (a)(b)(c)	50,000	53,053
				398,252
MISSOURI 0.3%
Jackson Cnty
Special Obligation Bonds Series 2023A	4.38%	12/01/58 (b)	100,000	99,015
Kansas City
Sewer RB Series 2018A	4.00%	01/01/42 (b)	20,000	19,688
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016c	4.00%	05/01/41 (b)	50,000	50,334
Water System Improvement & Refunding RB Series 2017A	5.00%	05/01/29 (b)	75,000	78,332
Missouri Health & Educational Facilities Auth
Educational Facilities RB (St Louis Univ) Series 2019A	5.00%	10/01/46 (b)	55,000	56,989
Missouri Highways & Transportation Commission
1st Lien Refunding Bonds Series 2014A	5.00%	05/01/26	150,000	154,197
3rd Lien State Road Bonds Series 2022A	5.00%	05/01/28	110,000	117,367
3rd Lien State Roads RB Series 2022A	5.00%	05/01/27	100,000	104,736
State Road Bonds Series 2023A	5.00%	05/01/26	90,000	92,518
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Missouri Jt Municipal Electric Utility Commission
Power Refunding RB (Prairie State) Series 2016A	5.00%	12/01/40 (b)	55,000	55,705
Springfield
Public Utility Refunding RB Series 2015	3.38%	08/01/30 (b)	105,000	104,027
St Louis
Airport Refunding RB Series 2005	5.50%	07/01/28 (c)	45,000	48,633
Univ of Missouri Curators
RB Series 2024	5.00%	11/01/34	250,000	288,726
System Facilities RB Series 2020B	5.00%	11/01/30	100,000	110,833
				1,381,100
NEBRASKA 0.3%
Nebraska Public Power District
General RB Series 2023A	5.00%	07/01/28 (b)	145,000	153,174
Omaha Public Power District
Electric System RB Series 2016A	5.00%	02/01/49 (b)	25,000	25,261
Electric System RB Series 2017A	4.00%	02/01/42 (b)	150,000	148,661
Electric System RB Series 2019A	5.00%	02/01/31 (b)	200,000	215,432
Electric System RB Series 2021A	5.00%	02/01/46 (b)	80,000	84,224
Electric System RB Series 2022A	5.00%	02/01/47 (b)	100,000	106,226
Electric System RB Series 2022A	5.25%	02/01/52 (b)	150,000	160,798
Electric System RB Series 2024A	5.50%	02/01/49 (b)	105,000	116,877
Electric System RB Series 2024B	5.00%	02/01/35 (b)	100,000	113,254
Electric System RB Series 2024B	5.00%	02/01/37 (b)	70,000	78,651
Electric System RB Series 2024C	4.00%	02/01/49 (b)	100,000	95,709
Univ of Nebraska Facilities Corp
Facilities Program Bonds Series 2021A	4.00%	07/15/62 (b)	200,000	192,066
				1,490,333
NEVADA 0.5%
Clark Cnty
Airport System Sub Lien Refunding RB Series 2024A	5.00%	07/01/29	135,000	146,069
Airport System Sub Refunding RB Series 2019D	5.00%	07/01/25	100,000	100,922
GO Bonds Series 2018A	5.00%	06/01/43 (b)	165,000	170,581
Highway RB Series 2022	5.00%	07/01/36 (b)	20,000	22,167
Refunding RB Series 2019E	5.00%	07/01/33 (b)	100,000	107,239
Stadium GO Bonds Series 2018A	5.00%	05/01/48 (b)	300,000	308,690
Clark Cnty SD
GO Refunding Bonds Series 2017A	5.00%	06/15/25	200,000	201,578
Las Vegas Convention & Visitors Auth
RB Series 2018B	5.00%	07/01/43 (b)	100,000	103,278
RB Series 2023A	5.00%	07/01/49 (b)	150,000	158,573
Las Vegas Valley Water District
Water Improvement GO Bonds Series 2022A	4.00%	06/01/51 (b)	250,000	240,922
Water Improvement GO Refunding Bonds Series 2016A	5.00%	06/01/46 (b)	200,000	202,810
Water LT GO Refunding Bonds Series 2024A	5.00%	06/01/38 (b)	115,000	128,958
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2017	5.00%	12/01/31 (b)	100,000	104,078
Highway Improvement RB Series 2017	5.00%	12/01/30 (b)	100,000	104,172
LT GO Refunding Bonds Series 2015D	5.00%	04/01/27 (b)	160,000	160,689
				2,260,726
NEW JERSEY 4.5%
Garden State Preservation Trust
Open Space & Farmland Bonds Series 2003B	0.00%	11/01/25 (c)(d)	30,000	29,139
Gloucester Cnty Improvement Auth
RB (Rowan Univ) Series 2024	5.00%	07/01/49 (b)(c)	100,000	106,178
Hudson Cnty Improvement Auth
Lease RB (Hudson Cnty Courthouse) Series 2020	4.00%	10/01/51 (b)	50,000	48,335
Lease RB Series 2016	5.25%	05/01/51 (b)	50,000	50,752
Middlesex Cnty Improvement Auth
GO Lease RB Series 2023A	5.00%	08/15/53 (b)	100,000	107,193
New Jersey
GO Bonds	4.00%	06/01/33 (a)(b)	150,000	150,520
GO Bonds Series 2020A	5.00%	06/01/25	190,000	191,456
GO Bonds Series 2020A	5.00%	06/01/26	250,000	256,889
GO Bonds Series 2020A	5.00%	06/01/27	150,000	157,036
GO Bonds Series 2020A	5.00%	06/01/28	300,000	319,654
GO Bonds Series 2020A	5.00%	06/01/29	305,000	330,239
GO Bonds Series 2020A	4.00%	06/01/30	125,000	130,958
GO Bonds Series 2020A	4.00%	06/01/31	80,000	84,259
GO Bonds Series 2020A	4.00%	06/01/32	225,000	237,768
New Jersey Economic Development Auth
GO Refunding Bonds Series 2016BBB	5.50%	06/15/29 (a)(b)	125,000	131,258
GO Refunding Bonds Series 2024SSS	5.25%	06/15/36 (b)	25,000	28,491
Lease RB Series 2017B	4.13%	06/15/39 (b)(c)	30,000	30,059
Motor Vehicle Surcharge Sub Refunding RB Series 2017A	3.13%	07/01/31 (b)(c)	75,000	72,734
RB Series 2016AAA	5.00%	06/15/41 (a)(b)	190,000	197,721
Refunding Bonds Series 2005N1	5.50%	09/01/26 (c)	140,000	145,346
Refunding Bonds Series 2023RRR	5.00%	03/01/26	200,000	204,170
Refunding RB Series 2015XX	5.00%	06/15/25	200,000	201,571
Refunding RB Series 2015XX	5.00%	06/15/26 (a)(b)	105,000	105,934
Refunding RB Series 2016BBB	5.50%	06/15/31 (a)(b)	75,000	78,755
School Facilities Construction Bonds Series 2021QQQ	4.00%	06/15/46 (b)	350,000	342,164
School Facilities Construction RB Series 2015WW	5.25%	06/15/28 (b)	100,000	100,755
School Facilities Construction RB Series 2017DDD	5.00%	06/15/42 (a)(b)	55,000	57,754
School Facilities Construction RB Series 2021QQQ	4.00%	06/15/50 (b)	100,000	95,970
School Facilities Construction Refunding Bonds Series 2023RRR	5.00%	03/01/28	250,000	264,258
State Lease RB Series 2018A	5.00%	06/15/47 (b)	250,000	254,633
Transportation Bonds Series 2022A	5.00%	11/01/52 (b)	195,000	204,037
Transportation Refunding RB Series 2017B	5.00%	11/01/25 (c)	100,000	101,474
New Jersey Educational Facilities Auth
RB (Princeton Univ) Series 2024A1	5.00%	03/01/43 (b)	200,000	223,782
RB (Princeton Univ) Series 2024B	4.00%	03/01/53 (b)	200,000	197,746
RB (Princeton Univ) Series 2024B	5.25%	03/01/54 (b)	200,000	222,726
Refunding Bonds (Princeton Univ) Series 2022A	5.00%	03/01/27	100,000	104,852
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB (Princeton Univ) Series 2017B	5.00%	07/01/28 (b)	90,000	94,836
Refunding RB (Princeton Univ) Series 2024C	5.00%	03/01/27	25,000	26,213
Refunding RB Series 2017B	5.00%	07/01/29 (b)	100,000	105,034
New Jersey Transportation Trust Fund Auth
Federal Highway Reimbursement Revenue Notes Series 2016A-1	5.00%	06/15/27 (b)	100,000	102,262
RB Series 2016A1	5.00%	06/15/28 (b)	220,000	224,794
RB Series 2016A1	4.10%	06/15/31 (b)	100,000	100,700
RB Series 2020AA	5.00%	06/15/50 (a)(b)	45,000	49,864
Refunding RB Series 2018A	5.00%	06/15/31 (b)	290,000	295,774
Transportation Bonds Series 2018A	5.00%	12/15/30 (b)	150,000	159,525
Transportation Bonds Series 2019BB	5.00%	06/15/33 (b)	200,000	211,555
Transportation Bonds Series 2019BB	4.00%	06/15/50 (b)	160,000	152,357
Transportation Bonds Series 2019BB	5.00%	06/15/50 (a)(b)	145,000	156,426
Transportation Bonds Series 2020AA	4.00%	06/15/40 (b)	100,000	98,748
Transportation Bonds Series 2022CC	5.00%	06/15/44 (b)	150,000	159,437
Transportation Bonds Series 2022CC	5.25%	06/15/46 (a)(b)	105,000	121,793
Transportation Bonds Series 2023AA	5.00%	06/15/34 (b)	35,000	39,217
Transportation Bonds Series 2023BB	5.00%	06/15/35 (b)	85,000	95,278
Transportation Bonds Series 2023BB	5.00%	06/15/46 (b)	30,000	32,055
Transportation Bonds Series 2023BB	5.25%	06/15/50 (b)	100,000	107,682
Transportation Program Bonds Series 2014AA	5.00%	06/15/38 (b)	60,000	60,034
Transportation Program Bonds Series 2014AA	4.25%	06/15/44 (b)	10,000	10,003
Transportation Program Bonds Series 2014AA	4.25%	06/15/44 (b)	20,000	19,906
Transportation Program Bonds Series 2020AA	4.00%	06/15/35 (b)	220,000	223,137
Transportation Program Bonds Series 2020AA	4.00%	06/15/36 (b)	140,000	141,315
Transportation Program Bonds Series 2022BB	4.00%	06/15/50 (b)	250,000	238,058
Transportation Program Bonds Series 2022CC	5.00%	06/15/40 (b)	145,000	156,739
Transportation Program Bonds Series 2022CC	5.25%	06/15/46 (b)	95,000	102,625
Transportation Program Bonds Series 2023AA	5.00%	06/15/30	30,000	32,747
Transportation Program Bonds Series 2024AA	4.00%	06/15/40 (b)	400,000	394,994
Transportation Program Bonds Series 2024CC	5.00%	06/15/32	250,000	278,965
Transportation Program Bonds Series 2024CC	5.00%	06/15/45 (b)	250,000	270,693
Transportation Program Bonds Series 2024CC	4.13%	06/15/55 (b)	250,000	240,504
Transportation Program Notes Series 2014 BB1	5.00%	06/15/33 (b)	80,000	84,592
Transportation RB Series 2010A	0.00%	12/15/31 (b)(d)	210,000	163,672
Transportation RB Series 2018A	5.00%	12/15/27	200,000	210,812
Transportation RB Series 2019BB	3.50%	06/15/46 (b)	290,000	253,312
Transportation RB Series 2020AA	5.00%	06/15/38 (b)	200,000	214,007
Transportation RB Series 2020AA	4.00%	06/15/50 (b)	160,000	152,357
Transportation RB Series 2020AA	5.00%	06/15/50 (b)	155,000	160,883
Transportation RB Series 2021A	5.00%	06/15/31	100,000	110,479
Transportation RB Series 2022CC	5.00%	06/15/48 (a)(b)	60,000	68,541
Transportation RB Series 2023AA	5.00%	06/15/40 (b)	200,000	217,660
Transportation Refunding RB Series 2024A	5.00%	06/15/32	360,000	401,710
Transportation Refunding RB Series 2024A	5.00%	06/15/33	415,000	467,178
Transportation Refunding RB Series 2024A	5.00%	06/15/38 (b)	500,000	558,607
Transportation Refunding RB Series 2024AA	4.00%	06/15/42 (b)	500,000	490,767
Transportation System Bond Series 2009A	0.00%	12/15/32 (b)(d)	250,000	186,946
Transportation System Bonds Series 2006C	0.00%	12/15/26 (c)(d)	45,000	42,204
Transportation System Bonds Series 2006C	0.00%	12/15/28 (c)(d)	60,000	52,500
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Transportation System Bonds Series 2006C	0.00%	12/15/29 (c)(d)	205,000	173,279
Transportation System Bonds Series 2006C	0.00%	12/15/30 (c)(d)	50,000	40,565
Transportation System Bonds Series 2006C	0.00%	12/15/32 (c)(d)	380,000	286,833
Transportation System Bonds Series 2006C	0.00%	12/15/34 (c)(d)	50,000	34,571
Transportation System Bonds Series 2008A	0.00%	12/15/28 (d)	110,000	96,250
Transportation System Bonds Series 2008A	0.00%	12/15/35 (d)	215,000	140,864
Transportation System Bonds Series 2008A	0.00%	12/15/36 (b)(d)	30,000	18,786
Transportation System Bonds Series 2009A	0.00%	12/15/33 (d)	230,000	164,766
Transportation System Bonds Series 2009A	0.00%	12/15/34 (d)	170,000	116,399
Transportation System Bonds Series 2009A	0.00%	12/15/38 (d)	130,000	74,157
Transportation System Bonds Series 2009A	0.00%	12/15/39 (d)	50,000	27,132
Transportation System Bonds Series 2009C	5.25%	06/15/32 (b)	100,000	100,067
Transportation System Bonds Series 2010A	0.00%	12/15/29 (d)	125,000	105,401
Transportation System Bonds Series 2010A	0.00%	12/15/33 (d)	100,000	71,638
Transportation System Bonds Series 2010A	0.00%	12/15/34 (d)	85,000	58,199
Transportation System Bonds Series 2018A	5.00%	12/15/34 (b)	210,000	221,038
Transportation System Bonds Series 2019A	4.00%	12/15/39 (b)	65,000	64,347
Transportation System Bonds Series 2021A	5.00%	06/15/28	50,000	53,091
Transportation System Bonds Series 2021A	5.00%	06/15/32 (b)	200,000	219,764
Transportation System Bonds Series 2021A	5.00%	06/15/33 (b)	100,000	109,476
Transportation System Bonds Series 2022A	4.00%	06/15/41 (b)	100,000	98,359
Transportation System Bonds Series 2023A	4.25%	06/15/40 (b)	400,000	403,955
Transportation System RB Series 2006C	0.00%	12/15/35 (c)(d)	35,000	22,931
Transportation System RB Series 2010A	0.00%	12/15/26 (d)	150,000	140,680
Transportation System RB Series 2010A	0.00%	12/15/28 (d)	700,000	612,497
Transportation System RB Series 2010A	0.00%	12/15/40 (d)	280,000	143,822
Transportation System RB Series 2021A	4.00%	06/15/34 (b)	30,000	30,683
Transportation System RB Series 2021A	4.00%	06/15/35 (b)	215,000	218,294
New Jersey Turnpike Auth
Turnpike RB Series 2004C2	5.50%	01/01/25 (c)	250,000	250,000
Turnpike RB Series 2015E	3.38%	01/01/31 (b)	50,000	50,000
Turnpike RB Series 2015E	5.00%	01/01/45 (b)	255,000	255,000
Turnpike RB Series 2017A	5.00%	01/01/31 (b)	150,000	155,495
Turnpike RB Series 2017A	5.00%	01/01/33 (b)	60,000	61,967
Turnpike RB Series 2017A	5.00%	01/01/34 (b)	185,000	190,658
Turnpike RB Series 2017B	5.00%	01/01/28	100,000	105,959
Turnpike RB Series 2017B	5.00%	01/01/33 (b)	55,000	57,856
Turnpike RB Series 2017B	4.00%	01/01/37 (b)	95,000	95,756
Turnpike RB Series 2017E	5.00%	01/01/29 (b)	90,000	95,261
Turnpike RB Series 2017E	5.00%	01/01/31 (b)	45,000	47,437
Turnpike RB Series 2017G	4.00%	01/01/33 (b)	120,000	122,447
Turnpike RB Series 2017G	5.00%	01/01/35 (b)	50,000	52,385
Turnpike RB Series 2017G	5.00%	01/01/36 (b)	90,000	94,121
Turnpike RB Series 2017G	3.25%	01/01/38 (b)	200,000	181,883
Turnpike RB Series 2017G	4.00%	01/01/43 (b)	150,000	148,485
Turnpike RB Series 2019A	4.00%	01/01/48 (b)	155,000	153,300
Turnpike RB Series 2021A	4.00%	01/01/42 (b)	305,000	305,507
Turnpike RB Series 2021A	4.00%	01/01/51 (b)	100,000	99,667
Turnpike RB Series 2022B	5.00%	01/01/46 (b)	120,000	130,331
Turnpike RB Series 2022B	5.25%	01/01/52 (b)	150,000	162,859
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Turnpike RB Series 2022C	5.00%	01/01/30	100,000	109,393
Turnpike RB Series 2024B	5.25%	01/01/49 (b)	125,000	137,743
Turnpike RB Series 2024C	5.00%	01/01/45 (b)	300,000	329,274
Turnpike RB Series D	5.00%	01/01/28	150,000	151,576
Turnpike Refunding RB Series 2005A	5.25%	01/01/27 (c)	115,000	120,301
Turnpike Refunding RB Series 2005A	5.25%	01/01/28 (c)	80,000	85,432
Turnpike Refunding RB Series 2005D3	5.25%	01/01/26 (c)	300,000	303,306
South Jersey Transportation Auth
Transportation System RB Series 2022A	4.63%	11/01/47 (b)	85,000	86,850
Transportation System RB Series 2022A	5.25%	11/01/52 (b)	200,000	212,974
				22,107,130
NEW MEXICO 0.2%
New Mexico
GO Bonds Series 2023	5.00%	03/01/32	30,000	33,850
Severance Tax Bonds Series 2021A	5.00%	07/01/29	150,000	162,430
Severance Tax Bonds Series 2021A	5.00%	07/01/30	100,000	109,806
Severance Tax Bonds Series 2021A	5.00%	07/01/31	95,000	105,717
Severance Tax Bonds Series 2022B	5.00%	07/01/28	35,000	37,345
Tax RB Series 2022B	5.00%	07/01/26	200,000	206,209
New Mexico Finance Auth
State Transportation Sub Lien RB Series 2021A	5.00%	06/15/28	50,000	53,429
State Transportation Sub Lien Refunding RB Series 2018A	5.00%	06/15/27	100,000	104,936
Transportation Sub Lien RB Series 2021A	5.00%	06/15/29	65,000	70,506
				884,228
NEW YORK 25.6%
Battery Park City Auth
Sr RB Series 2019A	4.00%	11/01/44 (b)	100,000	98,151
Sr RB Series 2023A	5.00%	11/01/48 (b)	100,000	108,412
Sr RB Series 2023A	5.00%	11/01/53 (b)	55,000	59,291
Sr RB Series 2023B	5.00%	11/01/25	25,000	25,444
Sr RB Series 2023B	5.00%	11/01/27	30,000	31,873
Sr RB Series 2023B	5.00%	11/01/29	115,000	126,838
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/31 (b)	115,000	119,184
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/32 (b)	60,000	62,077
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/34 (b)	60,000	61,931
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/35 (b)	50,000	51,546
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/36 (b)	290,000	292,698
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/42 (b)	220,000	225,230
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/44 (b)	100,000	98,176
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/47 (b)(c)	230,000	226,232
RB Fiscal 2017 Series A	5.00%	02/15/26	35,000	35,801
RB Fiscal 2017 Series A	5.00%	02/15/37 (b)	55,000	56,596
Long Island Power Auth
Electric System General RB Series 2000A	0.00%	06/01/28 (c)(d)	70,000	61,937
Electric System General RB Series 2016B	5.00%	09/01/30 (b)	40,000	40,964
Electric System General RB Series 2017	5.00%	09/01/42 (b)	25,000	25,797
Electric System General RB Series 2021A	4.00%	09/01/33 (b)	75,000	78,441
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Electric System General RB Series 2024A	5.00%	09/01/49 (b)	250,000	268,735
Electric System RB Series 2016B	5.00%	09/01/36 (b)	180,000	183,751
Electric System RB Series 2016B	5.00%	09/01/41 (b)	250,000	254,602
Electric System RB Series 2018	5.00%	09/01/33 (b)	150,000	158,911
Electric System RB Series 2018	5.00%	09/01/35 (b)	150,000	158,203
Electric System RB Series 2018	5.00%	09/01/38 (b)	120,000	125,968
Electric System RB Series 2018	5.00%	09/01/39 (b)	200,000	209,388
Electric System RB Series 2023E	5.00%	09/01/53 (b)	100,000	106,415
Electric System RB Series 2024A	5.00%	09/01/36 (b)	30,000	34,346
Electric System RB Series 2024A	5.00%	09/01/44 (b)	25,000	27,318
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017A	5.00%	11/15/35 (b)	365,000	375,792
Dedicated Tax Fund Bonds Series 2017B1	4.00%	11/15/52 (b)	150,000	138,398
Dedicated Tax Fund Bonds Series 2022A	4.00%	11/15/51 (b)	250,000	237,823
Dedicated Tax Fund Bonds Series 2024A	4.00%	11/15/51 (b)	100,000	95,129
Dedicated Tax Fund Refunding Bonds Series 2012A	0.00%	11/15/30 (d)	150,000	121,497
Dedicated Tax Fund Refunding Bonds Series 2016A	5.00%	11/15/25	100,000	101,829
Dedicated Tax Fund Refunding Bonds Series 2016A	5.25%	11/15/27 (b)	200,000	208,033
Dedicated Tax Fund Refunding Bonds Series 2016A	5.25%	11/15/31 (b)	255,000	264,618
RB Series 2020A1	4.00%	11/15/52 (b)	100,000	93,518
RB Series 2024H	3.63%	11/15/37 (b)	75,000	64,811
Refunding RB Series 2017B	5.00%	11/15/27	205,000	215,367
Refunding RB Series 2017C2	0.00%	11/15/40 (d)	405,000	197,098
Transportation RB Series 2013C	4.00%	11/15/43 (b)	35,000	33,289
Transportation RB Series 2015A1	5.00%	11/15/45 (b)	175,000	175,367
Transportation RB Series 2015B	4.00%	11/15/45 (b)	120,000	111,622
Transportation RB Series 2016A1	5.25%	11/15/56 (b)	250,000	252,049
Transportation RB Series 2019C	5.00%	11/15/40 (b)	175,000	183,454
Transportation RB Series 2020A1	4.00%	11/15/54 (b)(c)	25,000	23,460
Transportation RB Series 2020C1	4.75%	11/15/45 (b)	250,000	255,401
Transportation RB Series 2020C1	5.00%	11/15/50 (b)	25,000	25,805
Transportation RB Series 2020C1	5.25%	11/15/55 (b)	90,000	93,919
Transportation RB Series 2020D	5.00%	11/15/44 (b)	100,000	104,511
Transportation RB Series 2020D	4.00%	11/15/49 (b)	200,000	188,158
Transportation Refunding RB Series 2012G3	3.85%	11/01/31 (b)(c)(e)	220,000	220,000
Transportation Refunding RB Series 2016A2	5.00%	11/15/25	145,000	147,226
Transportation Refunding RB Series 2016B	4.00%	11/15/36 (b)	25,000	25,025
Transportation Refunding RB Series 2016B	5.00%	11/15/37 (b)	100,000	101,674
Transportation Refunding RB Series 2016D	5.00%	11/15/31 (b)	205,000	209,895
Transportation Refunding RB Series 2017B	5.00%	11/15/25	100,000	101,535
Transportation Refunding RB Series 2017C	5.00%	11/15/26	125,000	129,166
Transportation Refunding RB Series 2017C1	5.00%	11/15/28 (b)	145,000	153,528
Transportation Refunding RB Series 2017C1	5.00%	11/15/29 (b)	150,000	157,565
Transportation Refunding RB Series 2017C1	5.00%	11/15/30 (b)	150,000	157,267
Transportation Refunding RB Series 2017C1	5.00%	11/15/34 (b)	200,000	208,304
Transportation Refunding RB Series 2017C1	3.25%	11/15/36 (b)	65,000	58,082
Transportation Refunding RB Series 2017C1	4.00%	11/15/38 (b)	250,000	249,732
Transportation Refunding RB Series 2017C2	0.00%	11/15/27 (d)	100,000	90,213
Transportation Refunding RB Series 2017C2	0.00%	11/15/29 (d)	155,000	129,461
Transportation Refunding RB Series 2017C2	0.00%	11/15/33 (d)	300,000	211,389
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Transportation Refunding RB Series 2017C2	0.00%	11/15/39 (d)	45,000	23,218
Transportation Refunding RB Series 2017D	5.00%	11/15/30 (b)	60,000	62,907
Transportation Refunding RB Series 2017D	5.00%	11/15/32 (b)	250,000	261,367
Transportation Refunding RB Series 2017D	4.00%	11/15/42 (b)	355,000	342,244
Transportation Refunding RB Series 2017D	4.00%	11/15/46 (b)	135,000	126,722
Transportation Refunding RB Series 2020E	4.00%	11/15/45 (b)	70,000	66,713
Transportation Refunding RB Series 2024A	5.00%	11/15/36 (b)	100,000	110,953
Transportation Refunding RB Series 2024A	5.00%	11/15/37 (b)	200,000	220,947
Transportation Refunding RB Series 2024A	5.00%	11/15/44 (b)	350,000	373,559
Transportation Refunding RB Series 2024A	5.50%	11/15/47 (b)	250,000	275,275
Transportation Refunding RB Series 2024A	4.00%	11/15/48 (b)(c)	500,000	475,168
Transportation Refunding RB Series 2024B	5.00%	11/15/30	400,000	437,721
Monroe Cnty IDA
RB (Univ of Rochester) Series 2017C	4.00%	07/01/43 (b)	90,000	89,111
RB Series 2020A	4.00%	07/01/50 (b)	135,000	128,119
MTA Hudson Rail Yards
RB Series 2016A	5.00%	11/15/56 (b)	200,000	199,999
Nassau Cnty
GO Bonds Series 2023A	4.00%	04/01/53 (b)	100,000	96,296
GO Refunding Bonds Series 2017C	5.00%	10/01/26	95,000	98,688
GO Refunding Bonds Series 2017C	5.00%	10/01/27	50,000	52,990
Nassau Cnty Interim Finance Auth
Sales Tax RB Series 2021A	4.00%	11/15/34 (b)	130,000	137,747
Sales Tax Secured Bonds Series 2021A	5.00%	11/15/31 (b)	210,000	237,634
Sales Tax Secured Bonds Series 2021A	5.00%	11/15/35 (b)	35,000	39,068
New York City
GO Bonds Fiscal 2012 Series D-3A	3.98%	10/01/39 (b)(c)(e)	2,375,000	2,375,000
GO Bonds Fiscal 20121Series A1	5.00%	08/01/28	75,000	80,265
GO Bonds Fiscal 2013 Series F1	5.00%	08/01/30	100,000	110,097
GO Bonds Fiscal 2013 Series F3	3.80%	03/01/42 (b)(c)(e)	1,225,000	1,225,000
GO Bonds Fiscal 2015 Series F1	3.50%	06/01/33 (b)	185,000	182,315
GO Bonds Fiscal 2016 Series C	5.00%	08/01/26 (b)	45,000	45,896
GO Bonds Fiscal 2016 Series C	5.00%	08/01/31 (b)	150,000	152,776
GO Bonds Fiscal 2016 Series C	3.00%	08/01/34 (b)	210,000	198,879
GO Bonds Fiscal 2016 Series E	5.00%	08/01/28 (b)	150,000	154,153
GO Bonds Fiscal 2017 Series A1	5.00%	08/01/33 (b)	150,000	153,943
GO Bonds Fiscal 2017 Series A1	4.00%	08/01/34 (b)	105,000	105,607
GO Bonds Fiscal 2017 Series A1	5.00%	08/01/38 (b)	25,000	25,560
GO Bonds Fiscal 2017 Series B	4.00%	12/01/43 (b)	100,000	97,747
GO Bonds Fiscal 2017 Series B1	5.00%	12/01/38 (b)	25,000	25,682
Go Bonds Fiscal 2017 Series C	5.00%	08/01/28 (b)	20,000	20,788
GO Bonds Fiscal 2018 Series 1	5.00%	08/01/28 (b)	105,000	110,121
GO Bonds Fiscal 2018 Series B1	5.25%	10/01/33 (b)	150,000	158,181
GO Bonds Fiscal 2018 Series B1	3.00%	10/01/34 (b)	100,000	94,686
GO Bonds Fiscal 2018 Series B1	5.00%	10/01/37 (b)	200,000	208,416
GO Bonds Fiscal 2018 Series C	5.00%	08/01/29 (b)	170,000	179,533
Go Bonds Fiscal 2018 Series E1	5.00%	03/01/40 (b)	50,000	51,906
GO Bonds Fiscal 2018 Series E1	5.25%	03/01/35 (b)	500,000	527,746
GO Bonds Fiscal 2018 Series E1	3.63%	03/01/45 (b)	70,000	62,753
GO Bonds Fiscal 2018 Series F	5.00%	04/01/40 (b)	165,000	171,446
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/34 (b)	25,000	26,259
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/35 (b)	200,000	209,632
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/36 (b)	25,000	26,162
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/37 (b)	175,000	182,864
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/39 (b)	25,000	26,015
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/43 (b)	125,000	129,252
GO Bonds Fiscal 2018 Series F1	3.50%	04/01/46 (b)	55,000	47,952
GO Bonds Fiscal 2019 Series A	5.00%	08/01/26	160,000	164,999
GO Bonds Fiscal 2019 Series D1	5.00%	12/01/33 (b)	90,000	95,509
GO Bonds Fiscal 2019 Series D1	5.00%	12/01/39 (b)	150,000	157,261
GO Bonds Fiscal 2019 Series E	5.00%	08/01/25	150,000	151,655
GO Bonds Fiscal 2019 Series E	5.00%	08/01/27	100,000	105,291
GO Bonds Fiscal 2019 Series E	5.00%	08/01/31 (b)	75,000	80,259
GO Bonds Fiscal 2020 Series A1	5.00%	08/01/35 (b)	100,000	106,830
GO Bonds Fiscal 2020 Series A1	4.00%	08/01/38 (b)	75,000	75,891
GO Bonds Fiscal 2020 Series A1	4.00%	08/01/40 (b)	150,000	150,307
GO Bonds Fiscal 2020 Series A1	3.00%	08/01/45 (b)	50,000	39,580
GO Bonds Fiscal 2020 Series B1	5.00%	10/01/33 (b)	45,000	48,396
GO Bonds Fiscal 2020 Series B1	5.00%	10/01/34 (b)	225,000	241,267
GO Bonds Fiscal 2020 Series B1	5.00%	10/01/43 (b)	100,000	105,236
GO Bonds Fiscal 2020 Series B1	3.00%	10/01/44 (b)	80,000	64,058
GO Bonds Fiscal 2020 Series C	5.00%	08/01/34 (b)	75,000	81,572
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/25	200,000	202,206
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/28	130,000	139,126
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	250,000	275,242
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/32 (b)	140,000	153,286
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/33 (b)	150,000	163,688
GO Bonds Fiscal 2020 Series D1	4.00%	03/01/36 (b)	30,000	30,690
GO Bonds Fiscal 2020 Series D1	5.00%	03/01/37 (b)	50,000	53,765
GO Bonds Fiscal 2020 Series D1	5.00%	03/01/40 (b)	30,000	31,918
GO Bonds Fiscal 2020 Series D1	4.00%	03/01/50 (b)	200,000	192,285
GO Bonds Fiscal 2021 Series 1	5.00%	04/01/31	75,000	83,290
GO Bonds Fiscal 2021 Series A1	5.00%	08/01/29	465,000	505,612
GO Bonds Fiscal 2021 Series A1	5.00%	08/01/30	65,000	71,563
GO Bonds Fiscal 2021 Series A1	5.00%	08/01/31 (b)	100,000	109,804
GO Bonds Fiscal 2021 Series C	5.00%	08/01/27	45,000	47,381
GO Bonds Fiscal 2021 Series C	5.00%	08/01/31 (b)	165,000	181,176
GO Bonds Fiscal 2021 Series C	5.00%	08/01/33 (b)	275,000	300,095
GO Bonds Fiscal 2021 Series C	4.00%	08/01/37 (b)	300,000	305,536
GO Bonds Fiscal 2021 Series C	4.00%	08/01/40 (b)	175,000	175,255
GO Bonds Fiscal 2021 Series F	3.00%	03/01/51 (b)	200,000	149,952
GO Bonds Fiscal 2021 Series F1	3.00%	03/01/35 (b)	100,000	92,512
GO Bonds Fiscal 2021 Series F1	5.00%	03/01/36 (b)	135,000	147,242
GO Bonds Fiscal 2021 Series F1	3.00%	03/01/41 (b)	150,000	125,613
GO Bonds Fiscal 2021 Series F1	4.00%	03/01/47 (b)	100,000	96,794
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/34 (b)	30,000	31,162
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/38 (b)	15,000	15,230
GO Bonds Fiscal 2022 Series A1	5.00%	08/01/47 (b)	250,000	264,126
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/50 (b)	200,000	192,218
GO Bonds Fiscal 2022 Series B1	5.00%	08/01/31	200,000	223,034
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/25	265,000	268,358
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/42 (b)	150,000	162,282
GO Bonds Fiscal 2023 Series A1	4.00%	09/01/46 (b)	35,000	33,967
GO Bonds Fiscal 2023 Series B1	5.00%	10/01/28	20,000	21,463
GO Bonds Fiscal 2023 Series B1	5.00%	10/01/30	30,000	33,108
GO Bonds Fiscal 2023 Series B1	5.00%	10/01/32	50,000	56,424
GO Bonds Fiscal 2023 Series B1	5.00%	10/01/35 (b)	250,000	278,352
GO Bonds Fiscal 2023 Series B1	5.25%	10/01/43 (b)	100,000	109,553
GO Bonds Fiscal 2023 Series C	5.00%	08/01/26	35,000	36,094
GO Bonds Fiscal 2023 Series C	5.00%	08/01/27	160,000	168,466
GO Bonds Fiscal 2023 Series D	5.00%	08/01/25	35,000	35,386
GO Bonds Fiscal 2023 Series E	5.00%	04/01/35 (b)	100,000	112,192
GO Bonds Fiscal 2023 Series E	5.25%	04/01/44 (b)	200,000	219,230
GO Bonds Fiscal 2023 Series E1	5.25%	04/01/47 (b)	100,000	108,527
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/33	75,000	85,234
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/35 (b)	120,000	134,968
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/36 (b)	50,000	55,998
GO Bonds Fiscal 2024 Series A	5.00%	08/01/48 (b)	250,000	267,516
GO Bonds Fiscal 2024 Series A	5.00%	08/01/51 (b)	100,000	106,545
GO Bonds Fiscal 2024 Series A	4.13%	08/01/53 (b)	250,000	244,268
GO Bonds Fiscal 2024 Series C	4.00%	03/01/41 (b)	25,000	24,886
GO Bonds Fiscal 2024 Series C	5.25%	03/01/49 (b)	200,000	218,314
GO Bonds Fiscal 2024 Series D	5.00%	04/01/40 (b)	35,000	38,736
GO Bonds Fiscal 2024 Series D	4.00%	04/01/41 (b)	100,000	99,541
GO Bonds Fiscal 2025 Series A	5.00%	08/01/35 (b)	150,000	170,567
GO Bonds Fiscal 2025 Series A	5.00%	08/01/36 (b)	250,000	282,957
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/31	250,000	279,072
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/41 (b)	250,000	275,799
GO Bonds Fiscal 2025 Series C1	5.25%	09/01/46 (b)	250,000	275,280
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/47 (b)	120,000	129,395
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/48 (b)	250,000	269,327
GO Bonds Fiscal 2025 Series C1	5.25%	09/01/50 (b)	400,000	437,687
GO Bonds Series 2016A	5.00%	08/01/26 (b)	135,000	136,375
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2013 Series BB	4.00%	06/15/47 (b)	125,000	120,437
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF	3.50%	06/15/37 (b)	75,000	73,051
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series GG	5.00%	06/15/39 (b)	100,000	100,631
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series HH	5.00%	06/15/27 (b)	45,000	45,408
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series BB1	5.00%	06/15/46 (b)	55,000	55,288
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series CC1	4.00%	06/15/33 (b)	100,000	101,231
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series CC1	4.00%	06/15/37 (b)	35,000	35,118
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series AA	3.00%	06/15/46 (b)	150,000	117,892
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series EE	5.00%	06/15/33 (b)	105,000	109,665
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series EE	5.00%	06/15/36 (b)	225,000	233,498
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series EE	5.00%	06/15/37 (b)	250,000	259,131
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series BB2	5.00%	06/15/29 (b)	30,000	31,397
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD1	3.63%	06/15/48 (b)	100,000	88,273
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD2	5.00%	06/15/40 (b)	50,000	51,915
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series EE	5.00%	06/15/35 (b)	10,000	10,150
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series FF2	4.00%	06/15/36 (b)	25,000	25,449
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series FF2	5.00%	06/15/38 (b)	100,000	106,543
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series AA	5.00%	06/15/32 (b)	55,000	59,848
Water & Sewer system 2nd General Resolution RB Fiscal 2020 Series DD3	4.00%	06/15/42 (b)	295,000	293,454
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series EE	5.00%	06/15/41 (b)	35,000	37,373
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series FF	5.00%	06/15/25	100,000	100,943
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series FF	5.00%	06/15/27	100,000	105,227
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series GG-1	5.00%	06/15/48 (b)	195,000	204,603
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series GG2	5.00%	06/15/29 (b)	95,000	100,288
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series AA2	5.00%	06/15/32 (b)	100,000	111,129
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series DD	5.00%	06/15/25	25,000	25,236
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series DD	5.00%	06/15/29	100,000	109,126
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series DD	5.00%	06/15/33 (b)	25,000	27,908
Water & Sewer System 2nd General Resolution RB Fiscal 2023 Series AA3	5.00%	06/15/47 (b)	100,000	107,077
Water & Sewer System 2nd General Resolution RB Fiscal 2023 Series DD	5.00%	06/15/35	200,000	234,087
Water & Sewer System 2nd General Resolution RB Fiscal 2023 Series DD	4.13%	06/15/46 (b)	25,000	24,733
Water & Sewer System 2nd General Resolution RB Fiscal 2023 Series DD	5.00%	06/15/46 (b)	30,000	32,315
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series AA3	5.00%	06/15/34	30,000	34,876
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/35 (b)	185,000	216,530
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/35 (b)	100,000	114,498
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1	5.25%	06/15/54 (b)	450,000	491,269
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC2	5.00%	06/15/46 (b)	100,000	108,472
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1	5.25%	06/15/53 (b)	250,000	274,060
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1	4.00%	06/15/54 (b)	250,000	238,625
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC	3.75%	06/15/47 (b)	100,000	89,119
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series AA	4.00%	06/15/44 (b)	80,000	77,929
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series CC	4.00%	06/15/45 (b)	35,000	33,979
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series FF	5.00%	06/15/39 (b)	95,000	95,600
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series GG	5.00%	06/15/37 (b)	100,000	100,663
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series HH	5.00%	06/15/39 (b)	50,000	50,316
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series CC1	4.00%	06/15/46 (b)	200,000	194,778
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD	5.00%	06/15/47 (b)	100,000	102,008
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series CC1	4.00%	06/15/48 (b)	150,000	145,463
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series DD2	5.00%	06/15/32 (b)	150,000	158,251
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series EE	5.00%	06/15/40 (b)	100,000	103,830
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series FF	5.00%	06/15/34 (b)	65,000	68,630
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2	5.00%	06/15/40 (b)	350,000	371,134
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	5.00%	06/15/34 (b)	210,000	225,515
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	4.00%	06/15/41 (b)	100,000	100,416
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	4.00%	06/15/40 (b)	500,000	504,084
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	5.00%	06/15/40 (b)	200,000	212,968
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series EE	5.00%	06/15/31	100,000	112,526
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series FF	5.00%	06/15/41 (b)	155,000	165,509
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series GG1	4.00%	06/15/50 (b)	100,000	96,412
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	5.00%	06/15/29	100,000	109,082
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	4.00%	06/15/50 (b)	210,000	201,808
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA2	3.00%	06/15/40 (b)	150,000	128,011
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA2	4.00%	06/15/42 (b)	310,000	308,583
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series BB1	4.00%	06/15/50 (b)	200,000	191,898
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC2	5.00%	06/15/28 (b)	165,000	171,049
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series DD	5.00%	06/15/26	330,000	340,166
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series DD	5.00%	06/15/31	135,000	151,911
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	3.50%	06/15/48 (b)	115,000	100,563
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	5.00%	06/15/48 (b)	300,000	317,107
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	4.00%	06/15/51 (b)	100,000	96,061
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1	5.00%	06/15/44 (b)	325,000	348,174
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1	4.00%	06/15/45 (b)	250,000	244,896
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1	4.00%	06/15/52 (b)	200,000	191,585
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series EE	5.00%	06/15/28	100,000	107,233
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1	5.25%	06/15/52 (b)	230,000	248,668
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD	5.00%	06/15/34 (b)	120,000	137,114
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/34	95,000	110,440
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/36	130,000	153,084
Water & Sewer System RB Fiscal 2016 Series A	4.50%	06/15/32 (b)	100,000	101,721
Water & Sewer System RB Fiscal 2016 Series A	3.00%	06/15/36 (b)	130,000	122,198
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S1	5.00%	07/15/33 (b)	25,000	25,051
Building Aid RB Fiscal 2015 Series S1	5.00%	07/15/40 (b)	100,000	100,181
Building Aid RB Fiscal 2015 Series S2	5.00%	07/15/40 (b)	200,000	201,254
Building Aid RB Fiscal 2016 Series S1	5.00%	07/15/31 (b)	60,000	60,997
Building Aid RB Fiscal 2016 Series S1	4.00%	07/15/40 (b)	100,000	100,001
Building Aid RB Fiscal 2018 Series S1	5.00%	07/15/25 (a)	100,000	101,125
Building Aid RB Fiscal 2018 Series S1	4.00%	07/15/36 (b)	150,000	150,080
Building Aid RB Fiscal 2018 Series S4	5.00%	07/15/34 (b)(c)	75,000	79,012
Building Aid RB Fiscal 2018 Series S4A	5.00%	07/15/27 (c)	225,000	237,213
Building Aid RB Fiscal 2018 Series S4A	5.00%	07/15/29 (b)(c)	95,000	101,090
Building Aid RB Fiscal 2018 Series S4A	5.00%	07/15/32 (b)(c)	70,000	74,058
Building Aid RB Fiscal 2019 Series S1	3.50%	07/15/47 (b)(c)	375,000	330,634
Building Aid RB Fiscal 2019 Series S2A	5.00%	07/15/28 (c)	35,000	37,625
Building Aid RB Fiscal 2019 Series S2A	5.00%	07/15/32 (b)(c)	200,000	211,594
Building Aid RB Fiscal 2019 Series S2A	5.00%	07/15/35 (b)(c)	175,000	183,953
Building Aid RB Fiscal 2019 Series S-2A	5.00%	07/15/34 (b)(c)	100,000	105,349
Building Aid RB Fiscal 2019 Series S3	5.00%	07/15/37 (b)(c)	120,000	125,779
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/25 (c)	25,000	25,268
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/32 (b)(c)	100,000	105,797
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/33 (b)(c)	50,000	52,791
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/34 (b)(c)	100,000	105,349
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (b)	140,000	147,115
Building Aid RB Fiscal 2019 Series S3A	4.00%	07/15/38 (b)(c)	200,000	199,711
Building Aid RB Fiscal 2022 Series S1	4.00%	07/15/34 (b)(c)	100,000	103,982
Building Aid RB Fiscal 2022 Series S1A	5.00%	07/15/33 (b)(c)	210,000	235,162
Building Aid RB Fiscal 2022 Series S1A	4.00%	07/15/37 (b)(c)	30,000	30,719
Future Tax Secured Bonds Fiscal 2021 Series D	5.00%	11/01/36 (b)	200,000	217,347
Future Tax Secured Sub Bonds Fiscal 2015 Series C	5.00%	11/01/25 (b)	200,000	201,208
Future Tax Secured Sub Bonds Fiscal 2015 Series C	5.00%	11/01/26 (b)	90,000	90,557
Future Tax Secured Sub Bonds Fiscal 2015 Series E1	5.00%	02/01/41 (b)	150,000	150,152
Future Tax Secured Sub Bonds Fiscal 2016 Series B1	3.00%	11/01/30 (b)	15,000	14,844
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/29 (b)	40,000	40,732
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	3.00%	02/01/33 (b)	185,000	183,059
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/38 (b)	35,000	35,469
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/39 (b)	50,000	50,649
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/40 (b)	25,000	25,314
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	5.00%	02/01/29 (b)	25,000	25,458
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.00%	02/01/35 (b)	95,000	90,689
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	4.00%	02/01/36 (b)	255,000	255,590
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.00%	02/01/39 (b)	100,000	87,611
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.25%	02/01/42 (b)	210,000	181,295
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/29 (b)	165,000	168,732
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	4.00%	05/01/30 (b)	250,000	252,292
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/32 (b)	125,000	127,581
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/34 (b)	150,000	152,979
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	4.00%	05/01/36 (b)	150,000	150,406
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/37 (b)	25,000	25,428
Future Tax Secured Sub Bonds Fiscal 2017 Series B1	4.00%	08/01/35 (b)	30,000	30,122
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/25	300,000	304,931
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/30 (b)	105,000	109,394
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/31 (b)	25,000	26,034
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/34 (b)	90,000	93,090
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	5.00%	05/01/42 (b)	175,000	179,634
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	3.25%	05/01/43 (b)	105,000	89,823
Future Tax Secured Sub Bonds Fiscal 2018 Series A2	5.00%	08/01/34 (b)	100,000	104,248
Future Tax Secured Sub Bonds Fiscal 2018 Series A2	5.00%	08/01/35 (b)	85,000	88,443
Future Tax Secured Sub Bonds Fiscal 2018 Series A3	5.00%	08/01/40 (b)	30,000	30,958
Future Tax Secured Sub Bonds Fiscal 2018 Series A3	4.00%	08/01/42 (b)	150,000	146,870
Future Tax Secured Sub Bonds Fiscal 2018 Series B1	5.00%	08/01/31 (b)	100,000	104,588
Future Tax Secured Sub Bonds Fiscal 2019 Series A1	5.00%	08/01/33 (b)	135,000	142,143
Future Tax Secured Sub Bonds Fiscal 2019 Series A1	5.00%	08/01/34 (b)	45,000	47,260
Future Tax Secured Sub Bonds Fiscal 2019 Series A1	5.00%	08/01/40 (b)	110,000	114,186
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.00%	08/01/25	150,000	151,698
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.00%	08/01/34 (b)	250,000	262,554
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.00%	08/01/36 (b)	40,000	41,846
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.25%	08/01/37 (b)	200,000	210,732
Future Tax Secured Sub Bonds Fiscal 2019 Series C1	4.00%	11/01/37 (b)	70,000	70,688
Future Tax Secured Sub Bonds Fiscal 2019 Series C1	4.00%	11/01/42 (b)	60,000	58,936
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/35 (b)	25,000	26,604
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (b)	350,000	368,499
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	4.00%	05/01/43 (b)	170,000	166,792
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	4.00%	05/01/44 (b)	150,000	146,419
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	3.00%	05/01/45 (b)	250,000	200,045
Future Tax Secured Sub Bonds Fiscal 2020 Series B1	4.00%	11/01/45 (b)	200,000	194,530
Future Tax Secured Sub Bonds Fiscal 2020 Series B1	3.00%	11/01/47 (b)	150,000	116,895
Future Tax Secured Sub Bonds Fiscal 2020 Series C1	5.00%	05/01/35 (b)	200,000	218,075
Future Tax Secured Sub Bonds Fiscal 2020 Series C1	4.00%	05/01/38 (b)	130,000	131,620
Future Tax Secured Sub Bonds Fiscal 2020 Series C1	4.00%	05/01/45 (b)	285,000	278,183
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/25 (a)	10,000	10,170
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/25	85,000	86,397
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/27	100,000	105,656
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/33 (b)	150,000	164,217
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/40 (b)	35,000	35,058
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/41 (b)	200,000	199,601
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/42 (b)	100,000	99,185
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/43 (b)	200,000	196,984
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/40 (b)	10,000	10,017
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/41 (b)	25,000	24,950
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/46 (b)	35,000	34,088
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/49 (b)	255,000	245,138
Future Tax Secured Sub Bonds Fiscal 2021 Series F	5.00%	11/01/26	200,000	206,987
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/27	100,000	105,656
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/29	150,000	163,736
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/32 (b)	180,000	198,954
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/33 (b)	190,000	209,460
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	4.00%	11/01/37 (b)	200,000	203,207
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	5.00%	11/01/28	100,000	107,465
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	4.00%	11/01/37 (b)	125,000	127,220
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	4.00%	11/01/38 (b)	140,000	141,880
Future Tax Secured Sub Bonds Fiscal 2022 Series B	4.00%	08/01/48 (b)	150,000	144,390
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	5.00%	08/01/26 (a)	85,000	87,816
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	5.00%	08/01/26	10,000	10,312
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	5.00%	08/01/35 (b)	430,000	473,094
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/40 (b)	80,000	67,870
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	4.00%	08/01/45 (b)	85,000	82,986
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/48 (b)	200,000	154,216
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/37 (b)	250,000	275,443
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	4.00%	02/01/42 (b)	25,000	24,807
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/44 (b)	150,000	160,627
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/47 (b)	150,000	159,244
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/40 (b)	50,000	54,452
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/42 (b)	165,000	177,793
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/43 (b)	125,000	134,118
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/47 (b)	150,000	159,244
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/51 (b)	200,000	211,308
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.00%	08/01/32	25,000	28,218
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.00%	08/01/35 (b)	250,000	278,413
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.25%	08/01/40 (b)	130,000	144,523
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.00%	08/01/41 (b)	30,000	32,610
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.00%	08/01/45 (b)	70,000	74,970
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	4.00%	08/01/48 (b)	250,000	241,011
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/25	250,000	254,109
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/26	150,000	155,241
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.25%	11/01/37 (b)	200,000	225,446
Future Tax Secured Sub Bonds Fiscal 2023 Series D1	5.00%	11/01/36 (b)	300,000	333,852
Future Tax Secured Sub Bonds Fiscal 2023 Series D1	5.25%	11/01/42 (b)	150,000	165,339
Future Tax Secured Sub Bonds Fiscal 2023 Series D1	5.25%	11/01/48 (b)	175,000	189,321
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/28	100,000	107,465
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/29	75,000	81,868
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/30	90,000	99,851
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/32	150,000	169,751
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/40 (b)	200,000	220,442
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/44 (b)	200,000	215,896
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/36 (b)	200,000	224,178
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/37 (b)	200,000	223,398
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/53 (b)	60,000	63,756
Future Tax Secured Sub Bonds Fiscal 2024 Series B	5.00%	05/01/35 (b)	95,000	107,409
Future Tax Secured Sub Bonds Fiscal 2024 Series B	4.38%	05/01/53 (b)	150,000	149,418
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.50%	05/01/44 (b)	200,000	225,839
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.25%	05/01/48 (b)	150,000	163,875
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.50%	05/01/53 (b)	100,000	110,713
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/27	150,000	158,484
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/35 (b)	185,000	209,894
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/38 (b)	35,000	39,302
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/40 (b)	100,000	111,258
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/41 (b)	100,000	110,353
Future Tax Secured Sub Bonds Fiscal 2024 Series F1	5.00%	02/01/36 (b)	200,000	226,245
Future Tax Secured Sub Bonds Fiscal 2024 Series F1	5.00%	02/01/42 (b)	190,000	208,289
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.00%	05/01/40 (b)	25,000	27,814
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.00%	05/01/46 (b)	250,000	270,335
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.25%	05/01/49 (b)	100,000	109,376
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.25%	05/01/51 (b)	75,000	81,886
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	4.13%	05/01/52 (b)	180,000	174,384
Future Tax Secured Sub Bonds Fiscal 2025 Series A	5.00%	11/01/32	150,000	169,751
Future Tax Secured Sub Bonds Fiscal 2025 Series A1	5.00%	11/01/33 (b)	200,000	228,254
Future Tax Secured Sub Bonds Fiscal 2025 Series A1	5.00%	11/01/34 (b)	250,000	286,904
Future Tax Secured Sub Bonds Fiscal 2025 Series A1	5.00%	11/01/36 (b)	100,000	113,726
Future Tax Secured Sub Bonds Fiscal 2025 Series C1	5.00%	05/01/29	115,000	124,547
Future Tax Secured Sub Bonds Fiscal 2025 Series C1	5.00%	05/01/45 (b)	250,000	272,174
Future Tax Secured Sub Bonds Fiscal 2025 Series C1	5.00%	05/01/46 (b)	300,000	325,475
Future Tax Secured Sub Bonds Fiscal 2025 Series C1	5.25%	05/01/49 (b)	300,000	329,360
Future Tax Secured Sub Bonds Fiscal 2025 Series D	5.00%	05/01/44 (b)	250,000	273,421
Future Tax Secured Sub Bonds Fiscal 2025 Series D	4.25%	05/01/54 (b)	500,000	491,192
Future Tax Secured Sub Bonds Fiscal 2025 Series E	5.00%	11/01/38 (b)(f)	250,000	282,075
Future Tax Secured Sub Bonds Fiscal 2025 Series E	5.00%	11/01/40 (b)(f)	500,000	558,744
Future Tax Secured Sub Bonds Fiscal 2025 Series E	5.00%	11/01/42 (b)(f)	250,000	275,678
Future Tax Secured Sub Bonds Fiscal 2025 Series E	5.00%	11/01/45 (b)(f)	500,000	544,296
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/30 (b)	30,000	31,118
Future Tax Water & Sewer System 2nd Resolution RB Fiscal 2019 Series C1	5.00%	11/01/34 (b)	150,000	160,000
New York Convention Center Development
Refunding RB Series 2015	5.00%	11/15/40 (b)	125,000	125,525
Sr Lien RB Series 2016A	0.00%	11/15/47 (d)	300,000	101,081
New York Liberty Development Corp
Liberty Refunding RB Series 1WTC-2021	3.00%	02/15/42 (b)	150,000	123,717
Refunding RB Series 1WTC2021	2.75%	02/15/44 (b)	150,000	113,141
New York Power Auth
RB Series 2020A	4.00%	11/15/45 (b)	140,000	137,091
RB Series 2020A	4.00%	11/15/50 (b)	250,000	241,050
RB Series 2020A	4.00%	11/15/55 (b)	200,000	189,752
RB Series 2022A	4.00%	11/15/52 (b)(c)	100,000	96,492
New York State
GO Bonds Series 2013A	3.50%	03/01/43 (b)	70,000	63,527
New York State Dormitory Auth
Dormitory Facilities RB Series 2017A	5.00%	07/01/26	50,000	51,397
Financing RB Series 2019A	5.00%	10/01/25 (c)	120,000	121,854
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Financing RB Series 2024A	5.00%	10/01/26 (c)	150,000	155,328
Financing RB Series 2024A	5.00%	10/01/32 (c)	125,000	141,980
RB (Columbia Univ) Series 2016A2	5.00%	10/01/46 (b)	30,000	30,462
RB (Columbia Univ) Series 2017A	5.00%	10/01/47	150,000	174,629
RB (Columbia Univ) Series 2018B	5.00%	10/01/38 (b)	285,000	300,319
RB (Columbia Univ) Series 2020A	5.00%	10/01/50	300,000	349,485
RB (Cornell Univ) Series 2024A	5.50%	07/01/54 (b)	90,000	101,025
RB (Fordham Univ) Series 2020	4.00%	07/01/46 (b)	185,000	179,885
RB (Icahn School of Medicine) Series 2015A	4.00%	07/01/36 (b)	100,000	94,316
RB (New School Univ) Series 2016A	4.00%	07/01/43 (b)	200,000	194,477
RB (New York Univ) Series 2015A	5.00%	07/01/32 (b)	40,000	40,273
RB (New York Univ) Series 2016A	5.00%	07/01/33 (b)	100,000	102,741
RB (New York Univ) Series 2016A	5.00%	07/01/34 (b)	100,000	102,727
RB (New York Univ) Series 2016A	4.00%	07/01/39 (b)	95,000	95,057
RB (New York Univ) Series 2016A	4.00%	07/01/43 (b)	200,000	195,481
RB (New York Univ) Series 2017A	4.00%	07/01/36 (b)	50,000	50,410
RB (New York Univ) Series 2019A	4.00%	07/01/45 (b)	245,000	237,813
RB (New York Univ) Series 2021	4.00%	07/01/46 (b)	20,000	19,475
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (b)	150,000	143,671
RB Series 2015A	5.00%	07/01/35 (b)	200,000	201,068
RB Series 2015A	5.00%	07/01/45 (b)	150,000	150,727
RB Series 2018A	5.00%	10/01/31 (b)	100,000	102,720
RB Series 2019A	5.00%	10/01/30 (b)(c)	35,000	36,547
RB Series 2019A	4.00%	07/01/44 (b)	200,000	195,896
RB Series 2019A	5.00%	07/01/49 (b)	200,000	209,165
RB Series 2020A	5.00%	10/01/34 (b)(c)	65,000	68,611
RB Series 2022A	5.00%	10/01/26 (c)	120,000	124,263
RB Series 2022A	5.00%	10/01/32 (b)(c)	130,000	143,196
RB Series 2022A	5.00%	10/01/35 (b)(c)	75,000	81,923
RB Series 2022A	4.00%	07/01/47 (b)	75,000	71,192
RB Series 2023A	5.00%	10/01/34 (b)	145,000	166,807
RB Series 2024	5.25%	07/01/54 (b)	100,000	105,498
RB Series 2024A	5.00%	10/01/28 (c)	50,000	53,879
Refunding RB (Cornell Univ) Series 2020A	5.00%	07/01/26	50,000	51,612
Refunding RB (Cornell Univ) Series 2020A	4.00%	07/01/50 (b)	275,000	274,468
SD RB Series 2023A	5.00%	10/01/30 (c)	250,000	277,714
SD RB Series 2023A	5.00%	10/01/34 (b)(c)	170,000	188,736
State Personal Income Tax RB Series 2014E	5.00%	02/15/33 (b)	100,000	100,154
State Personal Income Tax RB Series 2015A	5.00%	03/15/29 (a)(b)	130,000	130,492
State Personal Income Tax RB Series 2015A	5.00%	03/15/31 (a)(b)	125,000	125,473
State Personal Income Tax RB Series 2015A	4.00%	03/15/32 (a)(b)	175,000	175,313
State Personal Income Tax RB Series 2015A	5.00%	03/15/33 (a)(b)	150,000	150,568
State Personal Income Tax RB Series 2015B	5.00%	02/15/27 (a)(b)	60,000	60,132
State Personal Income Tax RB Series 2015B	5.00%	02/15/32 (a)(b)	200,000	200,440
State Personal Income Tax RB Series 2015B	5.00%	02/15/39 (a)(b)	100,000	100,220
State Personal Income Tax RB Series 2015B	5.00%	02/15/42 (a)(b)	250,000	250,550
State Personal Income Tax RB Series 2015E	5.00%	03/15/32 (b)	80,000	80,808
State Personal Income Tax RB Series 2015E	3.25%	03/15/36 (b)	55,000	50,770
State Personal Income Tax RB Series 2016A	5.00%	02/15/33 (b)	200,000	204,878
State Personal Income Tax RB Series 2016A	5.00%	02/15/34 (b)	45,000	46,062
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2016A	5.00%	02/15/36 (b)	100,000	102,201
State Personal Income Tax RB Series 2016D	5.00%	02/15/27 (a)(b)	75,000	77,471
State Personal Income Tax RB Series 2017A	5.00%	02/15/27 (a)	95,000	99,134
State Personal Income Tax RB Series 2017A	4.00%	02/15/35 (b)	125,000	126,257
State Personal Income Tax RB Series 2017A	5.00%	02/15/38 (b)	100,000	103,063
State Personal Income Tax RB Series 2017B	5.00%	02/15/28 (a)(b)	310,000	326,638
State Personal Income Tax RB Series 2017B	5.00%	02/15/37 (b)	55,000	57,148
State Personal Income Tax RB Series 2017B	5.00%	02/15/38 (b)	125,000	129,723
State Personal Income Tax RB Series 2017B	5.00%	02/15/40 (b)	100,000	103,550
State Personal Income Tax RB Series 2017B	5.00%	02/15/41 (b)	25,000	25,856
State Personal Income Tax RB Series 2017B	5.00%	02/15/42 (b)	40,000	41,319
State Personal Income Tax RB Series 2018A	5.00%	03/15/32 (b)	200,000	213,424
State Personal Income Tax RB Series 2018A	5.00%	03/15/35 (b)	100,000	102,400
State Personal Income Tax RB Series 2018A	4.00%	03/15/48 (b)	100,000	96,926
State Personal Income Tax RB Series 2019A	5.00%	03/15/33 (b)	100,000	107,131
State Personal Income Tax RB Series 2019A	5.00%	03/15/34 (b)	155,000	165,645
State Personal Income Tax RB Series 2019A	5.00%	03/15/35 (b)	65,000	69,304
State Personal Income Tax RB Series 2019A	5.00%	03/15/36 (b)	65,000	69,131
State Personal Income Tax RB Series 2019A	5.00%	03/15/38 (b)	30,000	31,781
State Personal Income Tax RB Series 2019A	5.00%	03/15/39 (b)	140,000	147,745
State Personal Income Tax RB Series 2019A	5.00%	03/15/41 (b)	115,000	120,734
State Personal Income Tax RB Series 2019A	5.00%	03/15/42 (b)	350,000	366,829
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (b)	250,000	260,459
State Personal Income Tax RB Series 2019D	5.00%	02/15/30	100,000	109,646
State Personal Income Tax RB Series 2019D	5.00%	02/15/33 (b)	200,000	217,689
State Personal Income Tax RB Series 2019D	4.00%	02/15/36 (b)	40,000	40,813
State Personal Income Tax RB Series 2019D	5.00%	02/15/41 (b)	100,000	105,968
State Personal Income Tax RB Series 2019D	4.00%	02/15/47 (b)	300,000	290,477
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (b)	415,000	432,933
State Personal Income Tax RB Series 2019D	4.00%	02/15/49 (b)	250,000	240,856
State Personal Income Tax RB Series 2020A	5.00%	03/15/26 (a)	40,000	40,921
State Personal Income Tax RB Series 2020A	5.00%	03/15/26	65,000	66,616
State Personal Income Tax RB Series 2020A	5.00%	03/15/30	50,000	54,893
State Personal Income Tax RB Series 2020A	5.00%	03/15/32 (b)	125,000	137,547
State Personal Income Tax RB Series 2020A	5.00%	03/15/33 (b)	50,000	54,871
State Personal Income Tax RB Series 2020A	4.00%	03/15/35 (b)	150,000	153,648
State Personal Income Tax RB Series 2020A	4.00%	03/15/36 (b)	195,000	199,400
State Personal Income Tax RB Series 2020A	3.00%	03/15/41 (b)	385,000	327,997
State Personal Income Tax RB Series 2020A	4.00%	03/15/44 (b)	50,000	49,323
State Personal Income Tax RB Series 2020A	3.00%	03/15/49 (b)	150,000	115,553
State Personal Income Tax RB Series 2020A	3.00%	03/15/50 (b)	200,000	151,521
State Personal Income Tax RB Series 2021A	5.00%	03/15/34 (b)	60,000	66,052
State Personal Income Tax RB Series 2021A	5.00%	03/15/35 (b)	150,000	164,645
State Personal Income Tax RB Series 2021A	5.00%	03/15/36 (b)	250,000	273,503
State Personal Income Tax RB Series 2021A	4.00%	03/15/37 (b)	215,000	219,189
State Personal Income Tax RB Series 2021A	4.00%	03/15/41 (b)	55,000	55,038
State Personal Income Tax RB Series 2021A	4.00%	03/15/47 (b)	150,000	144,974
State Personal Income Tax RB Series 2021A	3.00%	03/15/51 (b)	150,000	112,803
State Personal Income Tax RB Series 2021E	5.00%	03/15/29	375,000	405,453
State Personal Income Tax RB Series 2021E	5.00%	03/15/31	250,000	278,375
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2021E	5.00%	03/15/32	45,000	50,705
State Personal Income Tax RB Series 2021E	5.00%	03/15/33 (b)	125,000	140,041
State Personal Income Tax RB Series 2021E	5.00%	03/15/34 (b)	150,000	167,305
State Personal Income Tax RB Series 2021E	4.00%	03/15/37 (b)	50,000	51,112
State Personal Income Tax RB Series 2021E	4.00%	03/15/44 (b)	105,000	103,197
State Personal Income Tax RB Series 2021E	4.00%	03/15/48 (b)	30,000	28,872
State Personal Income Tax RB Series 2022A	5.00%	03/15/25 (a)	75,000	75,284
State Personal Income Tax RB Series 2022A	5.00%	03/15/28 (a)	200,000	213,049
State Personal Income Tax RB Series 2022A	5.00%	03/15/33 (b)	40,000	44,774
State Personal Income Tax RB Series 2022A	4.00%	03/15/34 (b)	25,000	25,999
State Personal Income Tax RB Series 2022A	4.00%	03/15/38 (b)	75,000	76,301
State Personal Income Tax RB Series 2022A	4.00%	03/15/39 (b)	230,000	232,233
State Personal Income Tax RB Series 2022A	5.00%	03/15/41 (b)	305,000	329,685
State Personal Income Tax RB Series 2022A	4.00%	03/15/42 (b)	520,000	517,336
State Personal Income Tax RB Series 2022A	4.00%	03/15/43 (b)	50,000	49,482
State Personal Income Tax RB Series 2022A	5.00%	03/15/46 (b)	230,000	244,721
State Personal Income Tax RB Series 2022A	3.50%	03/15/52 (b)	185,000	154,406
State Personal Income Tax RB Series 2023A	5.00%	03/15/30	25,000	27,447
State Personal Income Tax RB Series 2023A	5.00%	03/15/33	35,000	39,834
State Personal Income Tax RB Series 2024A	5.00%	03/15/34	175,000	200,747
State Personal Income Tax RB Series 2024A	5.00%	03/15/36 (b)	175,000	198,288
State Personal Income Tax RB Series 2024A	5.00%	03/15/40 (b)	90,000	99,568
State Personal Income Tax RB Series 2024A	5.00%	03/15/41 (b)	250,000	274,969
State Personal Income Tax RB Series 2024A	5.00%	03/15/42 (b)	30,000	32,846
State Personal Income Tax RB Series 2024A	5.00%	03/15/43 (b)	50,000	54,485
State Personal Income Tax RB Series 2024A	5.25%	03/15/48 (b)	150,000	163,876
State Personal Income Tax RB Series 2024A	5.25%	03/15/52 (b)	500,000	544,644
State Personal Income Tax RB Series 2024B	5.00%	02/15/43 (b)	25,000	25,793
State Personal Income Tax Refunding RB Series 2016D	5.00%	02/15/28 (a)(b)	330,000	340,873
State Sakes Tax RB Series 2024A	5.00%	03/15/47 (b)	125,000	134,923
State Sales Tax RB Series 2015B	5.00%	03/15/29 (a)(b)	30,000	30,404
State Sales Tax RB Series 2015B	5.00%	03/15/30 (b)	190,000	192,104
State Sales Tax RB Series 2015B	5.00%	03/15/34 (b)	125,000	126,228
State Sales Tax RB Series 2015B	5.00%	03/15/45 (b)	100,000	100,622
State Sales Tax RB Series 2016A	5.00%	03/15/26 (a)	185,000	189,371
State Sales Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	150,000	155,079
State Sales Tax RB Series 2016A	5.00%	03/15/29 (a)(b)	30,000	31,016
State Sales Tax RB Series 2016A	5.00%	03/15/31 (b)	200,000	205,066
State Sales Tax RB Series 2016A	5.00%	03/15/32 (b)	180,000	184,410
State Sales Tax RB Series 2016A	5.00%	03/15/35 (b)	100,000	102,283
State Sales Tax RB Series 2017A	5.00%	03/15/27 (a)	145,000	151,397
State Sales Tax RB Series 2017A	5.00%	03/15/31 (b)	150,000	155,979
State Sales Tax RB Series 2017A	5.00%	03/15/33 (b)	25,000	25,948
State Sales Tax RB Series 2017A	5.00%	03/15/35 (b)	30,000	31,057
State Sales Tax RB Series 2018A	5.00%	03/15/32 (b)	175,000	184,633
State Sales Tax RB Series 2018A	5.00%	03/15/36 (b)	140,000	146,718
State Sales Tax RB Series 2018A	5.00%	03/15/40 (b)	50,000	51,951
State Sales Tax RB Series 2018A	5.00%	03/15/45 (b)	105,000	108,331
State Sales Tax RB Series 2018A	4.00%	03/15/47 (b)	75,000	72,278
State Sales Tax RB Series 2018A	4.00%	03/15/48 (b)	210,000	201,739
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Sales Tax RB Series 2018C	5.00%	03/15/30 (b)	155,000	163,877
State Sales Tax RB Series 2018C	5.00%	03/15/31 (b)	30,000	31,685
State Sales Tax RB Series 2018C	5.00%	03/15/32 (b)	170,000	179,252
State Sales Tax RB Series 2018C	5.00%	03/15/33 (b)	105,000	110,506
State Sales Tax RB Series 2018C	5.00%	03/15/34 (b)	145,000	152,311
State Sales Tax RB Series 2018C	5.00%	03/15/35 (b)	30,000	31,456
State Sales Tax RB Series 2018C	5.00%	03/15/42 (b)	100,000	103,455
State Sales Tax RB Series 2018E	5.00%	03/15/27 (a)	160,000	167,058
State Sales Tax RB Series 2018E	5.00%	03/15/31 (b)	25,000	26,611
State Sales Tax RB Series 2018E	5.00%	03/15/33 (b)	50,000	53,057
State Sales Tax RB Series 2018E	5.00%	03/15/41 (b)	400,000	416,996
State Sales Tax RB Series 2018E	5.00%	03/15/43 (b)	30,000	31,164
State Sales Tax RB Series 2018E	5.00%	03/15/48 (b)	250,000	258,199
State Sales Tax RB Series 2023A1	5.00%	03/15/35 (b)	190,000	215,102
State Sales Tax RB Series 2023A1	5.00%	03/15/37 (b)	75,000	84,202
State Sales Tax RB Series 2023A1	5.00%	03/15/45 (b)	350,000	376,425
State Sales Tax RB Series 2023A1	5.00%	03/15/53 (b)	185,000	196,651
State Sales Tax RB Series 2024A	5.00%	03/15/42 (b)	100,000	110,687
State Sales Tax RB Series 2024A	5.00%	03/15/54 (b)	135,000	144,736
State Sales Tax RB Series 2024A	5.00%	03/15/56 (b)	100,000	107,047
State Sales Tax RB Series 2024B	5.00%	03/15/28	250,000	266,463
State Sales Tax RB Series 2024B	5.00%	03/15/34	250,000	288,076
State Sales Tax RB Series 2024B	5.00%	03/15/40 (b)	250,000	282,157
State Sales Tax RB Series 2024B	5.00%	03/15/44 (b)	250,000	273,925
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Fund RB Series 2017E	5.00%	06/15/47 (b)	200,000	205,690
State Clean Water & Drinking Water Revolving Funds RB Series 2020A	4.00%	06/15/45 (b)	100,000	97,896
State Clean Water & Drinking Water Revolving Funds RB Series 2022A	5.00%	06/15/51 (b)	250,000	267,158
New York State Power Auth
RB Series 2024A	4.00%	11/15/54 (b)	250,000	237,379
New York State Thruway Auth
General RB Series 2019A	4.00%	01/01/45 (b)(c)	100,000	98,296
General RB Series N	4.00%	01/01/42 (b)	90,000	89,359
General RB Series N	3.00%	01/01/50 (b)	70,000	52,742
General RB Series O	4.00%	01/01/41 (b)	120,000	119,857
General RB Series O	4.00%	01/01/42 (b)	150,000	149,112
General RB Series P	5.00%	01/01/34	155,000	178,456
General RB Series P	5.00%	01/01/49 (b)	100,000	107,448
General RB Series P	5.25%	01/01/54 (b)	125,000	135,194
General Refunding RB Series K	5.00%	01/01/28 (a)(b)	60,000	60,000
General Refunding RB Series K	5.00%	01/01/30 (a)(b)	60,000	60,000
General Refunding RB Series K	5.00%	01/01/32 (a)(b)	100,000	100,000
General Refunding RB Series L	5.00%	01/01/30 (b)	100,000	105,416
General Refunding RB Series L	5.00%	01/01/33 (b)	135,000	141,971
General Refunding RB Series L	5.00%	01/01/34 (b)	215,000	225,707
General Refunding RB Series L	5.00%	01/01/35 (b)	130,000	136,201
General Refunding RB Series L	4.00%	01/01/36 (b)	25,000	25,253
General Refunding RB Series L	3.50%	01/01/37 (b)	50,000	48,768
General Revenue Jr Obligations Series 2019B	4.00%	01/01/41 (b)	125,000	124,704
General Revenue Jr Obligations Series 2019B	3.00%	01/01/46 (b)	100,000	78,952
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
General Revenue Jr Obligations Series 2019B	3.00%	01/01/53 (b)(c)	100,000	76,253
Jr General RB Series 2019B	4.00%	01/01/38 (b)	100,000	101,012
Jr GO RB Series 2019B	5.00%	01/01/30	135,000	148,141
Jr GO RB Series 2019B	4.00%	01/01/39 (b)	175,000	175,581
Jr RB Series 2016A	4.00%	01/01/51 (b)	85,000	78,949
Jr RB Series 2016A	5.00%	01/01/51 (b)	75,000	75,547
Jr RB Series 2016A	5.25%	01/01/56 (b)	100,000	101,020
Jr RB Series 2019B	4.00%	01/01/40 (b)(c)	50,000	50,111
Jr RB Series 2019B	4.00%	01/01/53 (b)(c)	30,000	28,609
RB Series P	5.00%	01/01/44 (b)	100,000	108,807
State Personal Income Tax RB Series 2021A1	5.00%	03/15/35 (b)	250,000	274,556
State Personal Income Tax RB Series 2021A1	4.00%	03/15/41 (b)	250,000	245,119
State Personal Income Tax RB Series 2021A1	4.00%	03/15/45 (b)	220,000	213,400
State Personal Income Tax RB Series 2021A1	4.00%	03/15/47 (b)	500,000	481,850
State Personal Income Tax RB Series 2021A1	3.00%	03/15/48 (b)	130,000	100,199
State Personal Income Tax RB Series 2021A1	4.00%	03/15/56 (b)	335,000	318,848
State Personal Income Tax RB Series 2021A1	4.00%	03/15/59 (b)	215,000	201,981
State Personal Income Tax RB Series 2022A	5.00%	03/15/30	200,000	220,180
State Personal Income Tax RB Series 2022A	5.00%	03/15/33 (b)	125,000	141,111
State Personal Income Tax RB Series 2022A	5.00%	03/15/39 (b)	190,000	208,960
State Personal Income Tax RB Series 2022A	5.00%	03/15/40 (b)	220,000	240,780
State Personal Income Tax RB Series 2022A	4.00%	03/15/43 (b)	230,000	223,865
State Personal Income Tax RB Series 2022A	5.00%	03/15/48 (b)	45,000	47,892
New York State Urban Development Corp
State Personal Income Tax RB Series 2016A	5.00%	03/15/26 (a)	120,000	123,050
State Personal Income Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	55,000	56,398
State Personal Income Tax RB Series 2017A	5.00%	03/15/26 (a)(c)	110,000	112,796
State Personal Income Tax RB Series 2017A	5.00%	03/15/27 (a)	155,000	162,142
State Personal Income Tax RB Series 2017A	5.00%	03/15/34 (b)	200,000	207,132
State Personal Income Tax RB Series 2017C	5.00%	03/15/31 (b)	55,000	57,597
State Personal Income Tax RB Series 2017C	5.00%	03/15/32 (b)	350,000	366,198
State Personal Income Tax RB Series 2017C	5.00%	03/15/39 (b)	200,000	207,033
State Personal Income Tax RB Series 2019A	5.00%	03/15/35 (b)	100,000	107,532
State Personal Income Tax RB Series 2019A	5.00%	03/15/36 (b)	125,000	131,789
State Personal Income Tax RB Series 2019A	5.00%	03/15/38 (b)	25,000	26,265
State Personal Income Tax RB Series 2019A	5.00%	03/15/40 (b)	60,000	62,662
State Personal Income Tax RB Series 2019A	5.00%	03/15/42 (b)	50,000	52,032
State Personal Income Tax RB Series 2019A	4.00%	03/15/46 (b)	250,000	242,695
State Personal Income Tax RB Series 2020A	4.00%	03/15/45 (b)	100,000	98,308
State Personal Income Tax RB Series 2020A	4.00%	03/15/49 (b)	170,000	166,081
State Personal Income Tax RB Series 2020A	3.00%	03/15/50 (b)	105,000	80,131
State Personal Income Tax RB Series 2020C	5.00%	03/15/26	110,000	112,734
State Personal Income Tax RB Series 2020C	5.00%	03/15/32 (b)	175,000	192,565
State Personal Income Tax RB Series 2020C	5.00%	03/15/33 (b)	90,000	98,719
State Personal Income Tax RB Series 2020C	4.00%	03/15/41 (b)	30,000	30,056
State Personal Income Tax RB Series 2020C	5.00%	03/15/43 (b)	215,000	227,729
State Personal Income Tax RB Series 2020C	5.00%	03/15/44 (b)	95,000	100,312
State Personal Income Tax RB Series 2020C	4.00%	03/15/45 (b)	100,000	98,308
State Personal Income Tax RB Series 2020C	3.00%	03/15/48 (b)	150,000	116,272
State Personal Income Tax RB Series 2020C	4.00%	03/15/49 (b)	150,000	146,542
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2020E	4.00%	03/15/35 (b)	245,000	251,419
State Personal Income Tax RB Series 2020E	4.00%	03/15/36 (b)	400,000	408,686
State Personal Income Tax RB Series 2020E	4.00%	03/15/43 (b)	80,000	78,365
State Personal Income Tax RB Series 2020E	4.00%	03/15/46 (b)	150,000	145,617
State Personal Income Tax RB Series 2022A	5.00%	09/15/27 (a)	90,000	95,078
State Personal Income Tax RB Series 2022A	5.25%	03/15/37 (b)	90,000	101,643
State Personal Income Tax RB Series 2023A	5.00%	03/15/63 (b)	100,000	105,468
State Personal Income Tax RB Series 2023B	5.00%	03/15/32	200,000	226,183
State Sales Tax RB Series 2019A	4.00%	03/15/42 (b)	200,000	198,536
State Sales Tax RB Series 2019A	4.00%	03/15/43 (b)	100,000	98,207
State Sales Tax RB Series 2021A	5.00%	03/15/36 (b)	50,000	55,229
State Sales Tax RB Series 2021A	4.00%	03/15/39 (b)	25,000	25,257
State Sales Tax RB Series 2021A	3.00%	03/15/40 (b)	100,000	86,446
State Sales Tax RB Series 2021A	3.00%	03/15/41 (b)	80,000	68,340
State Sales Tax RB Series 2021A	4.00%	03/15/43 (b)	375,000	365,464
State Sales Tax RB Series 2021A	4.00%	03/15/44 (b)	60,000	58,271
State Sales Tax RB Series 2021A	4.00%	03/15/47 (b)	150,000	145,394
State Sales Tax RB Series 2021A	3.00%	03/15/50 (b)	120,000	89,636
State Sales Tax RB Series 2023A	5.00%	03/15/42 (b)	75,000	82,021
Onondaga Cnty
RB (Syracuse Univ) Series 2019	4.00%	12/01/49 (b)	155,000	149,509
Port Auth of New York & New Jersey
Consolidated Bonds 175th Series	3.25%	12/01/42 (b)	75,000	62,743
Consolidated Bonds 189th Series	5.00%	05/01/27 (b)	25,000	25,150
Consolidated Bonds 194th Series	5.00%	10/15/28 (b)	100,000	101,409
Consolidated Bonds 194th Series	5.00%	10/15/34 (b)	105,000	106,201
Consolidated Bonds 194th Series	5.00%	10/15/41 (b)	230,000	231,705
Consolidated Bonds 200th Series	5.25%	10/15/57 (b)	200,000	205,745
Consolidated Bonds 205th Series	5.00%	11/15/34 (b)	125,000	130,673
Consolidated Bonds 209th Series	5.00%	07/15/32 (b)	150,000	158,490
Consolidated Bonds 209th Series	5.00%	07/15/34 (b)	65,000	68,300
Consolidated Bonds 211th Series	4.00%	09/01/43 (b)	150,000	149,495
Consolidated Bonds 212th Series	5.00%	09/01/34 (b)	135,000	145,561
Consolidated Bonds 212th Series	4.00%	09/01/37 (b)	50,000	50,729
Consolidated Bonds 213th Series	5.00%	09/01/34 (b)	200,000	215,646
Consolidated Bonds 217th Series	4.00%	11/01/41 (b)	200,000	201,050
Consolidated Bonds 217th Series	5.00%	11/01/44 (b)	120,000	125,447
Consolidated Bonds 222nd Series	5.00%	07/15/33 (b)	125,000	137,740
Consolidated Bonds 222nd Series	5.00%	07/15/34 (b)	150,000	164,824
Consolidated Bonds 222nd Series	5.00%	07/15/35 (b)	210,000	230,097
Consolidated Bonds 222nd Series	4.00%	07/15/39 (b)	100,000	101,184
Consolidated Bonds 222nd Series	4.00%	07/15/40 (b)	40,000	40,368
Consolidated Bonds 224th Series	4.00%	07/15/41 (b)	150,000	150,404
Consolidated Bonds 224th Series	4.00%	07/15/61 (b)	300,000	283,955
Consolidated Bonds 230th Series	4.00%	12/01/26	25,000	25,595
Consolidated Bonds 240th Series	5.00%	07/15/53 (b)	200,000	213,678
Consolidated Bonds 241st Series	5.00%	07/15/41 (b)	10,000	11,084
Consolidated Bonds 241st Series	5.00%	07/15/42 (b)	250,000	275,530
Consolidated Bonds 243rd Series	5.00%	12/01/37 (b)	30,000	33,982
Consolidated Bonds 244th Series	5.00%	07/15/35 (b)	250,000	288,843
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Consolidated Bonds 244th Series	5.00%	07/15/39 (b)	130,000	146,814
Consolidated Bonds 245th Series	5.00%	09/01/54 (b)	250,000	268,800
Consolidated Bonds S205th Series	5.00%	11/15/32 (b)	100,000	104,880
Suffolk Cnty Water Auth
Water System Refunding RB Series 2015	4.00%	06/01/31 (b)	100,000	100,359
Water System Refunding RB Series 2015	3.00%	06/01/32 (b)	100,000	99,849
Triborough Bridge & Tunnel Auth
2nd Sub Revenue BAN Series 2021A	5.00%	11/01/25	165,000	167,848
General RB Series 2015A	5.00%	11/15/50 (b)	150,000	150,469
General RB Series 2017C1	5.00%	11/15/28	75,000	81,022
General RB Series 2018A	5.00%	11/15/45 (b)	200,000	207,005
General RB Series 2018A	4.00%	11/15/47 (b)	200,000	192,135
General RB Series 2021A	5.00%	11/15/51 (b)	140,000	146,774
General RB Series 2022A	5.00%	11/15/47 (b)	290,000	308,804
General Refunding RB Series 2005B3	3.80%	01/01/35 (b)(c)(e)	200,000	200,000
General Refunding RB Series 2017B	5.00%	11/15/34 (b)	200,000	208,251
General Refunding RB Series 2017B	5.00%	11/15/36 (b)	250,000	259,710
General Refunding RB Series 2017B	5.00%	11/15/37 (b)	110,000	114,126
General Refunding RB Series 2017C1	5.00%	11/15/25	200,000	203,399
General Refunding RB Series 2018B	5.00%	11/15/30	50,000	55,791
General Refunding RB Series 2018C	5.00%	11/15/37 (b)	185,000	194,759
General Refunding RB Series 2023A	5.00%	11/15/31	120,000	135,635
Payroll Mobility Tax Sr Lien Bonds Series 2021C1A	5.00%	05/15/51 (b)	120,000	126,526
Payroll Mobility Tax Sr Lien Bonds Series 2021-C1A	4.00%	05/15/46 (b)	100,000	96,735
Payroll Mobility Tax Sr Lien Bonds Series 2021C3	2.50%	05/15/51 (b)	100,000	64,959
Payroll Mobility Tax Sr Lien Bonds Series 2022A	5.00%	05/15/47 (b)	50,000	53,116
Payroll Mobility Tax Sr Lien Bonds Series 2022A	5.00%	05/15/57 (b)	200,000	210,804
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.00%	05/15/47 (b)	145,000	154,056
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.25%	05/15/52 (b)	250,000	269,030
Payroll Mobility Tax Sr Lien Bonds Series 2022D2	5.50%	05/15/52 (b)	100,000	109,722
Payroll Mobility Tax Sr Lien Bonds Series 2022E1	5.00%	11/15/27 (b)	300,000	316,534
Payroll Mobility Tax Sr Lien Bonds Series 2023B	5.00%	11/15/28 (b)	90,000	96,726
Payroll Mobility Tax Sr Lien Bonds Series 2024A	5.00%	05/15/49 (b)	100,000	107,152
Payroll Mobility Tax Sr Lien RB Series 2022A	5.00%	05/15/52	250,000	289,246
Payroll Mobility Tax Sr Lien RB Series 2024C	5.00%	11/15/38 (b)	275,000	312,117
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2021C2	3.00%	05/15/32 (b)	25,000	24,408
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	4.00%	05/15/26	100,000	101,563
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/26	200,000	205,793
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/28	90,000	96,332
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/31	145,000	162,793
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/32	155,000	176,298
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2B	5.00%	11/15/27 (b)	200,000	211,023
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A	5.00%	11/15/25	165,000	167,990
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A	5.00%	11/15/34 (b)	65,000	74,004
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023C	5.00%	11/15/34 (b)	30,000	34,372
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023C	5.00%	11/15/36 (b)	95,000	107,945
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2024C	5.00%	11/15/37 (b)	750,000	856,734
Payroll Mobility Tax Sr Lien Series 2024B1	5.25%	05/15/54 (b)	285,000	311,172
RB Series 2020A	4.00%	11/15/54 (b)	300,000	287,289
RB Series 2022A	5.00%	11/15/42 (b)	30,000	32,553
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sales Tax RB Series 2022A	4.00%	05/15/52 (b)	200,000	193,185
Sales Tax RB Series 2022A	5.25%	05/15/52 (b)	260,000	280,753
Sales Tax RB Series 2022A	4.00%	05/15/57 (b)	150,000	144,681
Sales Tax RB Series 2023A	4.00%	05/15/48 (b)	125,000	121,439
Sales Tax RB Series 2023A	4.13%	05/15/53 (b)	100,000	97,861
Sales Tax RB Series 2023A	4.25%	05/15/58 (b)	100,000	99,798
Sales Tax RB Series 2024A1	4.00%	05/15/54 (b)	150,000	145,868
Sales Tax RB Series 2024A1	5.25%	05/15/59 (b)	315,000	342,646
Sales Tax RB Series 2024A1	4.13%	05/15/64 (b)	210,000	204,556
Sr Lien RB Series 2021A1	5.00%	05/15/51 (b)	75,000	78,818
Sr Lien RB Series 2021C3	4.00%	05/15/51 (b)	125,000	120,269
Sr Lien RB Series 2022A	4.00%	05/15/51 (b)	175,000	168,376
Sr Lien RB Series 2022D2	4.50%	05/15/47 (b)	20,000	20,454
Sub Refunding RB Series 2013A	0.00%	11/15/31 (d)	305,000	236,867
Utility Debt Securitization Auth
RB Series 2015	5.00%	12/15/35 (b)	150,000	151,743
RB Series 2016A	5.00%	12/15/34 (b)	285,000	291,125
RB Series 2017	5.00%	12/15/41 (b)	125,000	129,687
Restructuring Bonds Series 2015	5.00%	12/15/33 (b)	250,000	253,187
Restructuring Bonds Series 2015	5.00%	12/15/36 (b)	250,000	252,859
Restructuring Bonds Series 2016A	5.00%	12/15/33 (b)	200,000	204,384
Restructuring Bonds Series 2016B	5.00%	12/15/30 (b)	25,000	25,594
Restructuring Bonds Series 2017	5.00%	12/15/39 (b)	30,000	31,217
Restructuring Bonds Series 2022TE-1	5.00%	12/15/30 (b)	125,000	134,971
Restructuring RB Series 2022TE1	5.00%	06/15/31 (b)	85,000	92,962
Restructuring RB Series 2022TE1	5.00%	12/15/31 (b)	195,000	214,357
				124,780,501
NORTH CAROLINA 0.9%
Charlotte
Airport RB Series 2022A	4.00%	07/01/52 (b)	200,000	191,439
Refunding COP Series 2021A	3.00%	06/01/48 (b)	170,000	134,065
Water & Sewer System RB Series 2024	5.00%	07/01/54 (b)	250,000	269,569
North Carolina
GO Bonds Series 2019B	5.00%	06/01/29	130,000	141,656
GO Bonds Series 2019B	2.13%	06/01/36 (b)	240,000	195,943
GO Refunding Bonds Series 2016A	5.00%	06/01/25	175,000	176,464
GO Refunding Bonds Series 2016A	5.00%	06/01/28 (b)	60,000	61,675
Limited Obligation Bonds Series 2020B	5.00%	05/01/29	50,000	54,257
Limited Obligation Bonds Series 2020B	5.00%	05/01/31 (b)	175,000	192,607
Limited Obligation Bonds Series 2020B	3.00%	05/01/32 (b)	25,000	23,915
Limited Obligation RB Series 2020B	3.00%	05/01/34 (b)	30,000	28,128
Limited Obligation Refunding Bonds Series 2014B	5.00%	06/01/26	60,000	61,662
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/26	70,000	71,820
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/27	160,000	167,799
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/28 (b)	30,000	31,343
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/29 (b)	80,000	83,420
RB Series 2019	5.00%	03/01/34 (b)	55,000	58,711
Vehicle RB Series 2019	5.00%	03/01/30 (b)	200,000	215,008
Vehicle RB Series 2019	5.00%	03/01/33 (b)	25,000	26,741
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B	5.00%	10/01/41 (a)(b)	160,000	162,294
RB (Duke Univ) Series 2015B	5.00%	10/01/55 (a)(b)	200,000	202,867
Refunding RB (Duke Univ) Series 2016B	5.00%	07/01/42 (b)	100,000	102,600
North Carolina Municipal Power Agency No 1
Electric Refunding RB Series 2015A	5.00%	01/01/27 (b)	60,000	60,946
Electric Refunding RB Series 2015A	5.00%	01/01/28 (b)	100,000	101,596
North Carolina State Univ
General RB Series 2020A	5.00%	10/01/30 (b)	155,000	171,054
North Carolina Turnpike Auth
Expressway System RB Series 2019	0.00%	01/01/49 (b)(d)	250,000	84,068
Expressway System Sr Lien RB Series 2009B	0.00%	01/01/37 (c)(d)	25,000	15,496
RB Series 2019	0.00%	01/01/40 (b)(d)	200,000	105,045
RB Series 2019	0.00%	01/01/41 (b)(d)	195,000	97,223
Sr Lien RB Series 2019	4.00%	01/01/55 (b)	200,000	178,160
Sr Lien Refunding RB Series 2018	4.00%	01/01/41 (b)(c)	140,000	137,911
Sr Lien Turnpike RB Series 2024A	5.00%	01/01/58 (b)(c)	270,000	283,543
Toll RB (Monroe Expressway) Series 2016A	5.00%	07/01/54 (b)	200,000	200,568
Raleigh
Enterprise System Refunding RB Series 2023	5.00%	09/01/48 (b)	250,000	272,232
				4,361,825
OHIO 0.7%
American Municipal Power Ohio
RB (Greenup Hydroelectric) Series 2016A	5.00%	02/15/41 (b)	275,000	278,123
Refunding RB (AMP Fremont Energy) Series 2021A	5.00%	02/15/34 (b)	35,000	38,090
Refunding RB (AMP Fremont Energy) Series 2021A	4.00%	02/15/37 (b)	55,000	55,663
Refunding RB (Prairie State) Series 2019B	5.00%	02/15/25	100,000	100,202
Refunding RB Series 2019C	5.00%	02/15/33 (b)	50,000	54,029
Brunswick City SD
ULT GO Bonds Series 2023	5.50%	12/01/60 (b)(c)	60,000	64,549
Columbus
Sewerage System Refunding RB Series 2015	5.00%	06/01/29 (b)	5,000	5,131
ULT GO Refunding Bonds Series 2016-1	5.00%	07/01/26	125,000	128,881
ULT GO Refunding Bonds Series 2017-1	5.00%	04/01/29 (b)	100,000	105,315
Hamilton Cnty
Sales Tax Refunding Bonds Series 2016A	5.00%	12/01/30 (b)	75,000	77,453
Ohio
GO Refunding Bonds Series 2015A	5.00%	09/01/25	100,000	101,360
GO Refunding Bonds Series 2017B	5.00%	09/15/25	25,000	25,361
GO Refunding Bonds Series 2017B	5.00%	09/15/28	60,000	64,451
GO Refunding Bonds Series 2017C	5.00%	08/01/25	120,000	121,421
GO Refunding Bonds Series 2020B	5.00%	08/01/25	100,000	101,184
Infrastructure RB Series 2018-1	5.00%	12/15/25	200,000	203,745
Infrastructure RB Series 2018-1	5.00%	12/15/27	35,000	37,106
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (John Carroll Univ 2022)	4.00%	10/01/52 (b)	75,000	63,251
Higher Educational Facility Refunding RB (Case Western Reserve Univ) Series 2016	5.00%	12/01/40 (b)	200,000	205,416
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Ohio State Univ
General RB Series 2020A	5.00%	12/01/29	140,000	152,952
General RB Series 2023B	5.00%	12/01/33 (b)	80,000	90,999
Ohio Turnpike Commission
Turnpike Jr Lien RB Series 2013A2	0.00%	02/15/36 (d)	300,000	197,044
Turnpike Jr Lien RB Series 2018A	4.00%	02/15/32 (b)	125,000	127,429
Turnpike Jr Lien RB Series 2018A	5.00%	02/15/32 (b)	200,000	210,759
Turnpike Jr Lien RB Series 2018A	5.00%	02/15/33 (b)	60,000	63,074
Turnpike Jr Lien Refunding RB Series 2022A	5.00%	02/15/31	50,000	55,378
Turnpike RB Series 2021A	5.00%	02/15/46 (b)	200,000	211,977
Ohio Water Development Auth
Pollution Control Refunding RB Series 2023A	5.00%	12/01/25	130,000	132,423
Pollution Control Refunding RB Series 2023A	5.00%	12/01/27	20,000	21,187
RB Series 2019	5.00%	12/01/29 (b)	100,000	109,091
Water RB Series 2018	5.00%	06/01/28 (b)	75,000	79,689
Water RB Series 2023A	5.00%	12/01/33 (b)	55,000	62,981
Water RB Series 2023C	5.00%	12/01/33 (b)	105,000	120,237
Shaker Heights
GO Bonds Series 2024	5.25%	12/15/59 (b)	150,000	163,143
				3,629,094
OKLAHOMA 0.4%
Canadian Cnty Educational Facilities Auth
Educational Facilities Lease RB Series 2023A	5.25%	09/01/34 (b)	75,000	84,310
Lease RB (Mustang Public Schools) Series 2017	3.00%	09/01/29 (b)	100,000	96,941
Oklahoma Cnty ISD No 89
GO Bonds Series 2023A	3.00%	07/01/25	75,000	74,927
GO Bonds Series 2024A	1.25%	07/01/26	150,000	145,999
GO Bonds Series 2024A	4.00%	07/01/27	45,000	46,065
Oklahoma Grand River Dam Auth
GO Refunding Bonds Series 2016A	5.00%	06/01/28 (b)	35,000	36,191
Refunding RB Series 2016A	5.00%	06/01/31 (b)	75,000	77,354
Oklahoma Industries Auth
Educational Facilities Lease RB Series 2024	5.00%	04/01/32	90,000	100,099
Oklahoma Turnpike Auth
2nd Sr RB Series 2017A	5.00%	01/01/42 (b)	25,000	25,307
2nd Sr RB Series 2017A	4.00%	01/01/47 (b)	85,000	81,294
2nd Sr RB Series 2017C	4.00%	01/01/42 (b)	100,000	100,022
2nd Sr RB Series 2018A	4.00%	01/01/48 (b)	100,000	95,872
2nd Sr RB Series 2023	5.50%	01/01/53 (b)	150,000	164,998
2nd Sr Refunding RB Series 2017D	5.00%	01/01/26	105,000	106,991
Turnpike System 2nd Sr Refunding RB Series 2017D	5.00%	01/01/28	75,000	79,292
Oklahoma Univ
General RB Series 2021A	5.00%	07/01/46 (b)(c)	135,000	141,975
Refunding RB Series 2024A	5.00%	07/01/49 (b)(c)	150,000	160,292
Oklahoma Water Resources Board
Revolving Fun RB Series 2021	5.00%	04/01/51 (b)	150,000	157,660
Revolving Fund RB Series 2023A	4.13%	04/01/53 (b)	200,000	198,240
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tulsa Public Facilities Auth
RB Series 2019	5.00%	06/01/25	125,000	125,942
				2,099,771
OREGON 0.5%
Beaverton SD #48J
GO Bonds Series 2022B	5.00%	06/15/52 (b)(c)	250,000	265,539
Clackamas Cnty SD #62
GO Bonds Series 2018B	5.00%	06/15/49 (b)(c)	150,000	154,895
Deschutes
GO Bonds Series 2021	3.00%	12/01/41 (b)	50,000	42,479
Gresham-Barlow SD #10Jt
GO Bonds Series 2017B	5.00%	06/15/37 (b)(c)	50,000	51,885
Hillsboro SD #1J
GO Bonds Series 2017	5.00%	06/15/38 (b)(c)	25,000	25,865
Marion & Polk Cnty SD
GO Bonds Series 2018	5.00%	06/15/37 (b)(c)	75,000	78,618
Multnomah Cnty SD #1
GO Bonds Series 2020	5.00%	06/15/25 (c)	50,000	50,426
GO Bonds Series 2020	5.00%	06/15/28 (c)	105,000	112,130
North Clackamas SD #12
GO Bonds Series 2017A	0.00%	06/15/36 (b)(c)(d)	50,000	30,371
GO Bonds Series 2017B	5.00%	06/15/37 (b)(c)	200,000	207,349
Oregon
GO Bonds Series 2023A	5.00%	05/01/36 (b)	30,000	33,836
GO Bonds Series 2023A	5.00%	05/01/37 (b)	75,000	84,295
GO Bonds Series 2023A	5.00%	05/01/38 (b)	75,000	83,971
GO Bonds Series 2023A	5.00%	05/01/43 (b)	110,000	120,387
Oregon Dept of Admin Services
Refunding RB Series 2015D	5.00%	04/01/27 (b)	70,000	70,319
Oregon Dept of Transportation
Highway Tax Sub Lien RB Series 2020A	5.00%	11/15/40 (b)	290,000	312,544
Highway Tax Sub Lien Refunding RB Series 2019A	5.00%	11/15/36 (b)	200,000	214,347
Highway Tax Sub Lien Refunding RB Series 2024A	5.00%	11/15/34	250,000	290,180
Portland
2nd Lien Sewer System Refunding RB Series 2023A	5.00%	12/01/47 (b)	100,000	107,571
Salem-Keizer SD #24J
GO Bonds Series 2009B	0.00%	06/15/29 (c)(d)	70,000	60,071
Tri-Cnty Metropolitan Transportation District
Sr Lien Payroll Tax RB Series 2018A	5.00%	09/01/43 (a)(b)	100,000	105,301
				2,502,379
PENNSYLVANIA 3.1%
Allegheny Cnty
GO Bonds Series C80	5.00%	12/01/54 (b)	150,000	158,820
Allegheny Cnty Sanitary Auth
Sewer RB Series 2018	5.00%	06/01/43 (b)	150,000	156,291
Sewer RB Series 2018	4.00%	06/01/48 (b)	70,000	67,690
Delaware River Joint Toll Bridge Commission
Bridge System RB Series 2017	5.00%	07/01/42 (b)	100,000	102,643
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Delaware River Port Auth
RB Series 2013	5.00%	01/01/40 (b)	50,000	50,049
Refunding RB Series 2018B	5.00%	01/01/26	130,000	132,542
Delaware Valley Regional Finance Auth
Local Government RB Series 2002	5.75%	07/01/32	90,000	103,001
RB Series 1998A	5.50%	08/01/28 (c)	110,000	118,414
Northampton Cnty General Purpose Auth
College Refunding RB (Lafayette College) Series 2017	5.00%	11/01/34 (b)	250,000	260,128
RB Series 2024A	5.00%	11/15/34	200,000	230,306
Pennsylvania
COP Series 2018A	5.00%	07/01/43 (b)	200,000	206,160
GO Bonds 1st Series 2014	4.00%	06/15/33 (a)(b)	15,000	15,008
GO Bonds 1st Series 2015	5.00%	03/15/25	75,000	75,279
GO Bonds 1st Series 2015	5.00%	03/15/32 (b)	220,000	220,698
GO Bonds 1st Series 2016	3.13%	02/01/36 (b)(c)	160,000	152,735
GO Bonds 1st Series 2018	5.00%	03/01/27	250,000	261,108
GO Bonds 1st Series 2018	5.00%	03/01/32 (b)	175,000	185,561
GO Bonds 1st Series 2018	3.75%	03/01/39 (b)(c)	100,000	99,505
GO Bonds 1st Series 2020	2.00%	05/01/39 (b)	115,000	82,072
GO Bonds 1st Series 2021	2.00%	05/15/38 (b)	40,000	29,251
GO Bonds 1st Series 2021	2.00%	05/15/39 (b)	25,000	17,757
GO Bonds 1st Series 2022	5.00%	10/01/25	200,000	202,897
GO Bonds 1st Series 2022	5.00%	10/01/28	100,000	107,537
GO Bonds 1st Series 2022	5.00%	10/01/34 (b)	50,000	56,160
GO Bonds 1st Series 2022	5.00%	10/01/38 (b)	150,000	165,857
GO Bonds 1st Series 2023	5.00%	09/01/30	100,000	110,503
GO Bonds 1st Series 2023	5.00%	09/01/32	320,000	361,734
GO Bonds 1st Series 2023	5.00%	09/01/36 (b)	145,000	163,072
GO Bonds 1st Series 2024	5.00%	08/15/29	50,000	54,445
GO Bonds 1st Series 2024	5.00%	08/15/33	40,000	45,634
GO Bonds 1st Series 2024	5.00%	08/15/34	175,000	201,344
GO Bonds 2nd Series 2015	4.00%	08/15/34 (b)	75,000	75,149
GO Bonds 2nd Series 2016	5.00%	09/15/25	100,000	101,359
GO Bonds 2nd Series 2016	4.00%	09/15/30 (b)	100,000	101,194
GO Bonds 2nd Series 2016	4.00%	09/15/32 (b)	125,000	126,280
GO Bonds 2nd Series 2016	3.00%	09/15/35 (b)	225,000	210,068
GO Bonds 2nd Series 2016	3.00%	09/15/36 (b)	270,000	249,313
GO Bonds Series 2018	4.00%	03/01/36 (b)	115,000	115,624
GO Bonds Series 2023	4.00%	09/01/42 (b)	100,000	99,377
GO Refunding Bonds 1st Series 2015	5.00%	08/15/25	115,000	116,370
GO Refunding Bonds 1st Series 2016	5.00%	09/15/25	110,000	111,495
GO Refunding Bonds 1st Series 2016	5.00%	09/15/26	200,000	206,816
GO Refunding Bonds 1st Series 2019	5.00%	07/15/27	200,000	210,404
GO Refunding Bonds 1st Series 2019	5.00%	07/15/28	165,000	176,797
GO Refunding Bonds 1st Series 2019	5.00%	07/15/29	100,000	108,747
GO Refunding Bonds 1st Series 2023	5.00%	09/01/26	80,000	82,648
GO Refunding Bonds 1st Series 2023	5.00%	09/01/29	60,000	65,379
GO Refunding Bonds 1st Series 2023	5.00%	09/01/32	150,000	169,563
GO Refunding Bonds 2nd Series 2016	5.00%	01/15/25	120,000	120,078
GO Refunding Bonds 2nd Series 2016	5.00%	01/15/27	30,000	31,232
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds 2nd Series 2016	5.00%	01/15/28 (b)	300,000	311,143
GO Refunding Bonds Series 2017	5.00%	01/01/26	120,000	122,359
GO Refunding Bonds Series 2017	5.00%	01/01/27	360,000	374,504
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania) Series 2018A	4.00%	02/15/43 (b)	215,000	215,389
RB Series AT1	3.00%	06/15/45 (a)	5,000	4,447
RB Series AT1	3.00%	06/15/45 (b)	25,000	19,420
Pennsylvania Public School Building Auth
Lease Refunding RB Series 2016A	5.00%	06/01/32 (b)(c)	100,000	102,727
Lease Refunding RB Series 2016A	5.00%	06/01/33 (b)(c)	170,000	174,508
Pennsylvania State Turnpike Commission
RB Series 2021A	5.00%	12/01/46 (b)	125,000	133,063
RB Series 2022B	5.25%	12/01/52 (b)	250,000	270,054
Refunding RB Series 2019	5.00%	12/01/25	65,000	66,123
Sr RB Series 2021A	4.00%	12/01/51 (b)	30,000	28,354
Sr Tax RB Series 2018A	5.00%	12/01/48 (b)	100,000	103,501
Sub RB Series 2015A1	4.00%	12/01/41 (b)	110,000	110,012
Sub RB Series 2017B2	4.00%	06/01/38 (b)	125,000	125,582
Sub RB Series 2017B2	4.00%	06/01/39 (b)	100,000	100,389
Sub RB Series 2019A	5.00%	12/01/44 (b)	55,000	57,426
Sub RB Series 2021B	5.00%	12/01/46 (b)	260,000	277,583
Sub Refunding RB 2nd Series 2017	5.00%	12/01/36 (b)	40,000	41,633
Sub Refunding RB 3rd Series 2016A	5.00%	12/01/30 (b)	190,000	195,299
Sub Refunding RB 3rd Series 2016A	3.38%	12/01/41 (b)	370,000	336,225
Sub Turnpike Refunding RB 2nd Series 2017	5.00%	12/01/33 (b)	50,000	52,047
Sub Turnpike Refunding RB 3rd Series 2017	5.00%	12/01/40 (b)	250,000	259,345
Turnpike RB Series 2015B	5.00%	12/01/45 (b)	100,000	100,722
Turnpike RB Series 2016A1	5.00%	12/01/46 (b)	250,000	253,544
Turnpike RB Series 2018A2	5.00%	12/01/43 (b)	90,000	93,933
Turnpike RB Series 2019A	5.00%	12/01/44 (b)	200,000	210,553
Turnpike RB Series 2020B	5.00%	12/01/50 (b)	265,000	278,110
Turnpike RB Series 2024C	5.00%	12/01/49 (b)	200,000	215,491
Turnpike Refunding RB Series 2022A	5.00%	12/01/32	125,000	141,490
Turnpike Sr RB Series 2015B	5.00%	12/01/40 (b)	90,000	90,182
Turnpike Sub RB Series 2016A1	5.00%	12/01/46 (b)	30,000	30,194
Turnpike Sub RB Series 2017B1	5.25%	06/01/47 (b)	200,000	205,351
Turnpike Sub RB Series 2017B2	4.00%	06/01/37 (b)(c)	25,000	25,169
Turnpike Sub RB Series 2019A	4.00%	12/01/49 (b)	100,000	95,999
Turnpike Sub RB Series 2019A	4.00%	12/01/49 (b)(c)	70,000	67,207
Turnpike Sub RB Series 2021A	3.00%	12/01/42 (b)	80,000	67,898
Turnpike Sub RB Series 2021A	4.00%	12/01/43 (b)	60,000	59,061
Turnpike Sub RB Series 2021A	4.00%	12/01/46 (b)	70,000	67,350
Turnpike Sub RB Series 2024	5.00%	12/01/41 (b)	250,000	276,460
Turnpike Sub Refunding RB 2nd Series 2016	4.00%	06/01/34 (b)	50,000	50,413
Turnpike Sub Refunding RB 2nd Series 2017	5.00%	12/01/34 (b)	60,000	62,320
Pennsylvania State Univ
RB Series 2017A	5.00%	09/01/47 (b)	150,000	153,929
RB Series 2023	5.25%	09/01/48 (b)	10,000	10,949
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Philadelphia
Gas RB 15th Series A	5.00%	08/01/42 (b)	150,000	154,216
Gas RB 16th Series A	5.00%	08/01/50 (b)(c)	180,000	186,968
Gas Works RB 17th Series A	5.25%	08/01/49 (b)	250,000	270,070
GO Bonds Series 2015B	4.00%	08/01/35 (b)	100,000	100,148
Water & Wastewater RB Series 2018A	5.00%	10/01/48 (b)	25,000	25,737
Water & Wastewater RB Series 2019B	5.00%	11/01/49 (b)	200,000	207,519
Water & Wastewater RB Series 2021C	5.00%	10/01/46 (b)	200,000	212,105
Water & Wastewater RB Series 2024C	5.00%	09/01/37 (b)	60,000	67,553
Water & Wastewater RB Series 2024C	5.25%	09/01/49 (b)	65,000	71,487
Philadelphia SD
GO Bonds Series 2018B	4.00%	09/01/43 (b)(c)	195,000	193,332
GO Bonds Series 2019A	5.00%	09/01/44 (b)(c)	115,000	119,652
GO Bonds Series 2019D	3.00%	09/01/44 (b)(c)	50,000	41,088
GO Refunding Bonds Series 2016F	5.00%	09/01/28 (b)(c)	110,000	112,722
Philadelphia Water & Wastewater
Water & Wastewater RB Series 2018A	5.00%	10/01/53 (b)	80,000	82,263
Water & Wastewater RB Series 2023B	5.00%	09/01/28 (c)	85,000	90,635
Pittsburgh Water & Sewer Auth
RB Series B	0.00%	09/01/28 (c)(d)	15,000	13,161
RB Series B	0.00%	09/01/29 (c)(d)	15,000	12,661
Water & Sewer System Sub Refunding RB Series 2019B	5.00%	09/01/32 (c)	100,000	113,042
Pittsburgh Water & Sewer Auth Sub
Water & Sewer System Sub Refunding RB Series 2019B	4.00%	09/01/34 (b)(c)	75,000	76,920
Univ of Pittsburgh
GO Bonds Series 2021	4.00%	04/15/26 (b)	75,000	75,708
Higher Education RB Series 2023	5.00%	02/15/29 (b)	65,000	70,076
Westmoreland Cnty Municipal Auth
RB Series 2016	5.00%	08/15/38 (b)(c)	45,000	45,349
				15,051,964
RHODE ISLAND 0.2%
Rhode Island Comm Corp
Grant Anticipation Bonds Series 2016B	5.00%	06/15/27 (b)	100,000	102,600
Grant Anticipation Bonds Series 2016B	5.00%	06/15/31 (b)	80,000	81,794
Rhode Island Health & Educational Building Corp
Higher Education Facilities RB (Brown Univ) Series 2017A	5.00%	09/01/29 (b)	165,000	173,345
Higher Education Facility RB (Bryant Univ) Series 2024	5.00%	06/01/48 (b)	250,000	264,867
Higher Education Facility RB (Providence College) Series 2023	5.00%	11/01/53 (b)	150,000	158,508
Rhode Island State Turnpike & Bridge Auth
Motor Vehicle Fuel Tax RB Series 2016A	5.00%	10/01/40 (b)	25,000	25,305
				806,419
SOUTH CAROLINA 0.8%
Charleston
Waterworks & Sewer System RB Series 2024A	5.00%	01/01/49 (b)	200,000	218,182
Charleston Educational Excellence Financing Corp
Refunding RB Series 2023	5.00%	12/01/26	75,000	77,860
Columbia
Water & Sewer System Refunding RB Series 2016B	4.00%	02/01/41 (b)	100,000	98,847
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Greenville Cnty SD
Refunding RB (SD of Greenville Cnty) Series 2023	5.00%	12/01/26	75,000	77,576
Refunding RB Series 2023	5.00%	12/01/27	100,000	105,764
Piedmont Municipal Power Agency
Electric Refunding RB Series 2021C	5.00%	01/01/34 (b)	230,000	234,892
Rock Hill
Utility System RB Series 2024A	5.00%	01/01/54 (b)	200,000	209,880
South Carolina Public Service Auth
RB Series 2021B	5.00%	12/01/43 (b)	45,000	47,601
RB Series 2024B	5.00%	12/01/46 (b)	250,000	267,147
Refunding RB Series 2015A	5.00%	12/01/50 (b)	255,000	255,216
Refunding RB Series 2016A	5.00%	12/01/29 (b)	85,000	86,868
Refunding RB Series 2016A	5.00%	12/01/30 (b)	125,000	127,642
Refunding RB Series 2016A	5.00%	12/01/37 (b)	115,000	116,639
Refunding RB Series 2016B	5.00%	12/01/46 (b)	100,000	101,088
Refunding RB Series 2020A	5.00%	12/01/31 (b)	75,000	81,773
Refunding RB Series 2020A	5.00%	12/01/32 (b)	200,000	217,604
Refunding RB Series 2020A	4.00%	12/01/40 (b)	100,000	98,606
Refunding RB Series 2020A	4.00%	12/01/42 (b)	125,000	122,031
Refunding RB Series 2020A	5.00%	12/01/43 (b)	40,000	41,930
Refunding RB Series 2022A	5.00%	12/01/31	55,000	60,716
Refunding RB Series 2022A	4.00%	12/01/52 (b)	150,000	136,909
Refunding RB Series 2024B	5.00%	12/01/37 (b)(c)	55,000	61,464
Refunding RB Series 2024B	5.00%	12/01/42 (b)(c)	25,000	27,243
Refunding RB Series 2024B	5.25%	12/01/54 (b)	200,000	215,011
Refunding RB Series 2024C	5.00%	12/01/43 (b)	45,000	48,525
Refunding Revenue Obligations Series 2022A	5.00%	12/01/44 (b)	325,000	344,040
Revenue RB Series 2016B	5.00%	12/01/37 (b)	30,000	30,574
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A	5.00%	10/01/40 (b)	25,000	25,847
Refunding RB Series 2021B	5.00%	10/01/25	105,000	106,552
Refunding RB Series 2021B	5.00%	10/01/27	50,000	52,786
Refunding RB Series 2021B	5.00%	10/01/28	180,000	193,169
Refunding RB Series 2021B	5.00%	10/01/31	25,000	28,000
Univ of South Carolina
Higher Education Facility RB (Campus Village) Series 2024	5.00%	05/01/46 (b)	50,000	52,915
				3,970,897
TENNESSEE 0.3%
Metro Government of Nashville & Davidson Cnty
Electric System RB Series 2024A	5.25%	05/15/49 (b)	150,000	164,851
GO Bonds Series 2017	4.00%	07/01/30 (b)	65,000	65,850
GO Bonds Series 2017	4.00%	07/01/34 (b)	200,000	201,400
GO Bonds Series 2018	4.00%	07/01/33 (b)	125,000	127,055
GO Bonds Series 2021C	5.00%	01/01/29	50,000	53,980
GO Bonds Series 2021C	3.00%	01/01/33 (b)	50,000	47,509
GO Bonds Series 2021C	3.00%	01/01/34 (b)	125,000	117,177
GO Bonds Series 2021C	3.00%	01/01/35 (b)	55,000	50,814
GO Bonds Series 2024C	5.00%	01/01/40 (b)	65,000	72,151
GO Improvement Bonds Series 2018	5.00%	07/01/30 (b)	120,000	127,342
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series 2016	2.50%	01/01/29 (b)	110,000	104,389
Water & Sewer RB Series 2021A	4.00%	07/01/46 (b)	125,000	121,507
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/53 (b)	30,000	32,000
Tennessee School Bond Auth
Higher Educational Facilities 2nd Program Bonds Series 2022A	5.00%	11/01/52 (b)(c)	100,000	106,364
				1,392,389
TEXAS 10.1%
Alamo CCD
Maintenance Tax Notes Series 2022	5.00%	02/15/25	110,000	110,229
Maintenance Tax Notes Series 2022	5.00%	02/15/27	30,000	31,212
Aldine ISD
ULT GO Bonds Series 2024	4.00%	02/15/49 (b)(c)	200,000	190,806
Aubrey ISD
ULT GO Bonds Series 2022	4.00%	02/15/47 (b)(c)	200,000	191,119
Austin
Airport System RB Series 2017A	5.00%	11/15/46 (b)	150,000	151,460
Electric Utility System Refunding RB Series 2019B	5.00%	11/15/44 (b)	225,000	235,571
Electric Utility System Refunding RB Series 2020A	5.00%	11/15/50 (b)	200,000	208,979
Refunding Bonds Series 2015	2.95%	09/01/27 (b)	100,000	98,745
Water & Wastewater System Refunding RB Series 2016	5.00%	11/15/45 (b)	25,000	25,490
Water & Wastewater System Refunding RB Series 2022	5.00%	11/15/28	260,000	279,687
Water & Wastewater System Refunding RB Series 2022	5.00%	11/15/52 (b)	100,000	106,110
Austin CCD
LT Bonds Series 2023	5.25%	08/01/53 (b)	55,000	59,310
Austin ISD
ULT GO Bonds Series 2023	5.00%	08/01/25	75,000	75,849
ULT GO Bonds Series 2023	5.00%	08/01/48 (b)	50,000	51,699
ULT GO Bonds Series 2024	5.00%	08/01/38 (b)(c)	60,000	67,713
ULT GO Bonds Series 2024	5.00%	08/01/41 (b)(c)	375,000	407,623
ULT GO Bonds Series 2024	4.00%	08/01/44 (b)(c)	100,000	97,946
Azle ISD
ULT GO Refunding Bonds Series 2024	4.00%	02/15/49 (b)(c)	225,000	214,657
Barbers Hill ISD
ULT GO Bonds Series 2022	4.00%	02/15/41 (b)(c)	100,000	100,302
ULT GO Bonds Series 2024	4.00%	02/15/49 (b)(c)	285,000	272,724
Bastrop ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	125,000	133,427
Bexar Cnty
LT Refunding Bonds Series 2017	4.00%	06/15/41 (b)	220,000	218,885
LT Refunding Bonds Series 2017	5.00%	06/15/43 (a)(b)	415,000	425,973
Bexar Cnty Hospital District
Certificates of Obligation Series 2020	5.00%	02/15/45 (b)	25,000	25,891
Certificates of Obligation Series 2022	4.25%	02/15/52 (b)	110,000	108,279
Certificates of Obligation Series 2023	5.00%	02/15/48 (b)	245,000	259,492
Carrollton ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	250,000	238,331
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Central Texas Regional Mobility Auth
Sr Lien RB Series 2020E	4.00%	01/01/50 (b)	155,000	144,082
Sr Lien RB Series 2021B	4.00%	01/01/51 (b)	180,000	166,615
Sr Lien Refunding RB Series 2016	3.38%	01/01/41 (b)	115,000	100,617
Sub Lien BAN Series 2021C	5.00%	01/01/27 (b)	200,000	202,956
Chambers Cnty Justice Center Public Facilities Corp
Lease RB Series 2024	5.50%	06/01/55 (b)	25,000	26,570
Cleburne ISD
ULT GO Bonds Series 2016	5.00%	02/15/41 (b)(c)	90,000	91,112
Conroe ISD
ULT GO Bonds Series 2024	5.00%	02/15/37 (b)(c)	45,000	50,624
Crowley ISD
ULT GO Bonds Series 2023	5.25%	02/01/53 (b)(c)	250,000	271,074
Cypress-Fairbanks ISD
ULT GO Bonds Series 2019A	4.00%	02/15/44 (b)(c)	140,000	136,699
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	50,000	48,255
ULT GO Bonds Series 2024B	4.00%	02/15/49 (b)(c)	400,000	383,933
ULT GO Refunding Bonds Series 2016	5.00%	02/15/26 (c)	60,000	61,286
ULT GO Refunding Bonds Series 2016	5.00%	02/15/28 (b)(c)	100,000	102,152
ULT GO Refunding Bonds Series 2023A	5.00%	02/15/27 (c)	100,000	104,270
Dallas
GO Refunding Bonds Series 2017	3.00%	02/15/33 (b)(c)	125,000	118,501
GO Refunding Bonds Series 2017	3.13%	02/15/35 (b)(c)	100,000	93,070
GO Refunding Bonds Series 2017	3.25%	02/15/37 (b)(c)	260,000	240,128
GO Refunding Bonds Series 2023A	5.00%	02/15/29	80,000	86,058
GO Refunding Bonds Series 2024B	5.00%	02/15/25	40,000	40,086
Waterworks & Sewer System Refunding RB Series 2021C	3.00%	10/01/46 (b)	175,000	141,367
Waterworks & Sewer System Refunding RB Series 2023A	4.00%	10/01/52 (b)	175,000	165,343
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007	5.25%	12/01/30 (c)	315,000	351,810
Sr Lien Sales Tax Refunding RB Series 2007	5.25%	12/01/31 (c)	40,000	45,219
Sr Lien Sales Tax Refunding RB Series 2016A	5.00%	12/01/46 (a)(b)	130,000	132,305
Sr Lien Sales Tax Refunding RB Series 2021B	4.00%	12/01/51 (b)	200,000	188,721
Dallas ISD
ULT GO Bonds Series 2016A	3.00%	02/15/35 (b)(c)	5,000	4,662
ULT GO Bonds Series 2016A	3.00%	02/15/36 (b)(c)	200,000	184,603
ULT GO Refunding Bonds Series 2024	5.00%	02/15/49 (b)(c)	170,000	181,152
Dallas-Fort Worth International Airport
Jt Refunding RB Series 2020A	5.00%	11/01/27	295,000	310,863
Jt Refunding RB Series 2020A	5.00%	11/01/30	50,000	55,163
Jt Refunding RB Series 2020A	4.00%	11/01/34 (b)	50,000	50,950
Jt Refunding RB Series 2020A	4.00%	11/01/35 (b)	75,000	76,202
Jt Refunding RB Series 2020B	5.00%	11/01/33 (b)	100,000	108,923
Jt Refunding RB Series 2020B	4.00%	11/01/34 (b)	100,000	101,901
Jt Refunding RB Series 2021A	4.00%	11/01/46 (b)	55,000	53,676
Jt Refunding RB Series 2021B	5.00%	11/01/25	115,000	116,814
Jt Refunding RB Series 2022B	5.00%	11/01/31	50,000	55,861
Jt Refunding RB Series 2022B	5.00%	11/01/33 (b)	30,000	33,660
Jt Refunding RB Series 2022B	4.00%	11/01/41 (b)	50,000	49,524
Jt Refunding RB Series 2024	5.00%	11/01/42 (b)	250,000	273,769
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Denton ISD
ULT GO Bonds Series 2015A	5.00%	08/15/45 (a)(b)(c)	25,000	25,294
ULT GO Bonds Series 2018	5.00%	08/15/48 (b)(c)	50,000	51,195
ULT GO Bonds Series 2020	2.00%	08/15/48 (b)(c)	235,000	138,383
ULT GO Bonds Series 2023	5.00%	08/15/36 (b)(c)	100,000	112,186
ULT GO Bonds Series 2023	5.00%	08/15/40 (b)(c)	100,000	109,980
ULT GO Bonds Series 2023	5.00%	08/15/48 (b)(c)	100,000	107,107
ULT GO Bonds Series 2023	5.00%	08/15/53 (b)(c)	100,000	106,368
Duncanville ISD
ULT GO Bonds Series 2024	5.00%	02/15/49 (b)(c)	100,000	106,489
Eagle Mountain-Saginaw ISD
ULT GO Bonds Series 2021	3.00%	08/15/46 (b)(c)	25,000	19,550
ULT GO Bonds Series 2024	4.00%	08/15/54 (b)(c)	250,000	237,953
El Paso
GO Bonds Series 2016	4.00%	08/15/42 (b)	235,000	228,881
Water & Sewer Refunding RB Series 2022	5.00%	03/01/52 (b)	50,000	52,148
Water & Sewer Refunding RB Series 2022A	4.00%	03/01/44 (b)	200,000	195,782
El Paso Cnty CCD
RB Series 2016	5.00%	04/01/42 (b)(c)	75,000	75,827
Forney ISD
ULT GO Bonds Series 2023	5.00%	08/15/48 (b)(c)	200,000	212,829
Fort Bend Cnty
ULT Road Bonds Series 2023	5.25%	03/01/53 (b)	35,000	37,824
Fort Bend Cnty Public Facility Corp
Lease RB Series 2023	5.00%	03/01/53 (b)	100,000	105,021
Fort Worth ISD
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	200,000	191,597
Friendswood ISD
ULT GO Bonds Series 2021	2.00%	02/15/51 (b)(c)	50,000	28,168
Frisco ISD
ULT GO Refunding Bonds Series 2019	5.00%	08/15/36 (b)(c)	170,000	180,800
Garland ISD
ULT GO Bonds Series 2023A	5.00%	02/15/35 (b)(c)	150,000	169,373
ULT GO Bonds Series 2023A	5.00%	02/15/40 (b)(c)	10,000	10,963
ULT GO Bonds Series 2023A	5.00%	02/15/41 (b)(c)	150,000	163,800
ULT GO Bonds Series 2023A	5.00%	02/15/42 (b)(c)	50,000	54,230
ULT GO Bonds Series 2023A	5.00%	02/15/48 (b)(c)	350,000	373,652
Georgetown
Utility System RB Series 2022	4.25%	08/15/47 (b)(c)	50,000	48,899
Georgetown ISD
ULT GO Bonds Series 2023	4.13%	08/15/47 (b)(c)	150,000	145,783
ULT GO Bonds Series 2024	4.50%	02/15/49 (b)(c)	200,000	203,687
ULT GO Bonds Series 2024	5.00%	02/15/54 (b)(c)	200,000	213,397
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C	4.00%	10/01/45 (b)	375,000	362,659
1st Tier Toll Refunding RB Series 2020C	3.00%	10/01/50 (b)	150,000	111,642
Sub Tier Toll RB Series 2018A	5.00%	10/01/35 (b)	200,000	210,038
Sub Tier Toll RB Series 2018A	5.00%	10/01/43 (b)	75,000	77,477
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Greater Texoma Utility Auth
RB Series 2023	5.00%	10/01/48 (b)(c)	150,000	157,574
RB Series 2023A	4.38%	10/01/53 (b)	150,000	149,268
Greenwood ISD
ULT GO Bonds Series 2024	4.00%	02/15/54 (b)(c)	65,000	61,661
Harris Cnty
Refunding Bonds Series 2022A	5.00%	10/01/26	115,000	119,185
Refunding GO Bonds Series 2023A	5.00%	09/15/48 (b)	250,000	266,583
Toll Road 1st Lien Refunding RB Series 2021	4.00%	08/15/50 (b)	95,000	90,394
Toll Road 1st Lien Refunding RB Series 2022A	5.00%	08/15/29	25,000	27,099
Toll Road 1st Lien Refunding RB Series 2022A	5.00%	08/15/33 (b)	50,000	55,914
Toll Road 1st Lien Refunding RB Series 2024A	5.00%	08/15/36 (b)	65,000	73,302
Toll Road 1st Lien Refunding RB Series 2024A	4.00%	08/15/49 (b)	200,000	189,958
Toll Road Sr Lien Refunding RB Series 2016A	5.00%	08/15/30 (b)	45,000	46,277
Toll Road Sr Lien Refunding RB Series 2016A	5.00%	08/15/33 (b)	100,000	102,487
Toll Road Sr Lien Refunding RB Series 2018A	5.00%	08/15/32 (b)	90,000	94,785
Toll Road Sr Lien Refunding RB Series 2018A	4.00%	08/15/48 (b)	100,000	95,180
Harris Cnty Flood Control District
Refunding Bonds Series 2022A	4.25%	10/01/47 (b)	300,000	302,248
Refunding Bonds Series 2023A	4.00%	09/15/48 (b)	150,000	145,373
Harris Cnty Sports Auth
Sr Lien Refunding RB Series 2024A	5.00%	11/15/38 (b)	250,000	278,411
Hays Consolidated ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	150,000	159,036
Hidalgo Cnty
GO Bonds Series 2018A	4.00%	08/15/43 (b)	200,000	195,033
Houston
1st Lien Refunding RB Series 2024A	5.00%	11/15/35 (b)	150,000	169,969
1st Lien Refunding RB Series 2024A	5.25%	11/15/49 (b)	275,000	299,754
Airport System Sub Lien Refunding RB Series 2018B	5.00%	07/01/29 (b)	50,000	53,150
Airport System Sub Lien Refunding RB Series 2018D	5.00%	07/01/37 (b)	130,000	135,816
Airport System Sub Lien Refunding RB Series 2018D	5.00%	07/01/38 (b)	80,000	83,433
Go Refunding Bonds Series 2024A	5.25%	03/01/49 (b)	200,000	217,995
Public Improvement Refunding Bonds Series 2016A	5.00%	03/01/25	100,000	100,304
Public Improvement Refunding Bonds Series 2019A	5.00%	03/01/28	160,000	169,571
Public Improvement Refunding Bonds Series 2019A	5.00%	03/01/30 (b)	100,000	107,348
Refunding Bonds Series 2017A	5.00%	03/01/26	25,000	25,583
Utility System 1st Lien Refunding RB Series 2014C	5.00%	05/15/25 (b)	80,000	80,111
Utility System 1st Lien Refunding RB Series 2016B	5.00%	11/15/36 (b)	30,000	30,611
Utility System 1st Lien Refunding RB Series 2017B	5.00%	11/15/42 (b)	125,000	128,515
Utility System 1st Lien Refunding RB Series 2019B	5.00%	11/15/49 (b)	100,000	103,842
Utility System 1st Lien Refunding RB Series 2020A	5.00%	11/15/33 (b)	150,000	164,391
Utility System 1st Lien Refunding RB Series 2021A	4.00%	11/15/46 (b)	50,000	48,329
Utility System 1st Lien Refunding RB Series 2024A	5.00%	11/15/33	40,000	45,499
Utility System RB Series 2024A	5.00%	11/15/36 (b)	335,000	377,369
Houston Higher Education Finance Corp
RB Series 2024	5.00%	05/15/34	100,000	114,853
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Houston ISD
LT GO Refunding Bonds Series 2016A	4.00%	02/15/37 (b)(c)	40,000	40,031
LT GO Refunding Bonds Series 2017	5.00%	02/15/26 (c)	180,000	184,138
LT Refunding Bonds Series 2016A	5.00%	02/15/29 (b)(c)	200,000	204,015
Hurst Euless Bedford ISD
ULT GO Bonds Series 2024	4.00%	08/15/50 (b)(c)	100,000	95,245
Hutto
Waterworks & Sewer System Revenue Certificates of Obligation Series 2024	4.25%	08/01/54 (b)(c)	245,000	236,098
Hutto ISD
ULT GO Bonds Series 2023	5.00%	08/01/48 (b)(c)	20,000	21,446
Judson ISD
ULT GO Bonds Series 2024	5.00%	02/01/49 (b)(c)	110,000	118,708
ULT GO Bonds Series 2024	4.00%	02/01/53 (b)(c)	85,000	80,377
Katy ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	20,000	21,294
Keller ISD
ULT GO Bonds Series 2020	4.00%	02/15/47 (b)(c)	115,000	111,189
Klein ISD
ULT GO Bonds Series 2022	4.00%	08/01/47 (b)(c)	100,000	96,542
Lake Travis ISD
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)	150,000	144,607
Lamar Consolidated ISD
ULT GO Bonds Series 2022	4.00%	02/15/62 (b)(c)	200,000	188,168
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)	100,000	95,668
ULT GO Bonds Series 2023	5.50%	02/15/58 (b)(c)	250,000	274,112
ULT GO Bonds Series 2023A	5.00%	02/15/53 (b)(c)	140,000	148,439
ULT GO Refunding Bonds Series 2024	4.00%	02/15/54 (b)(c)	250,000	238,591
Leander ISD
ULT GO Refunding Bonds Series 2015A	5.00%	08/15/40 (b)(c)	25,000	25,168
ULT GO Refunding Bonds Series 2016A	0.00%	08/16/42 (b)(c)(d)	350,000	157,863
Lewisville ISD
ULT GO Bonds Series 2024	5.00%	08/15/29 (c)	75,000	81,667
ULT GO Bonds Series 2024	5.00%	08/15/36 (b)(c)	100,000	112,425
ULT GO Bonds Series 2024	5.00%	08/15/39 (b)(c)	125,000	138,447
ULT GO Bonds Series 2024	5.00%	08/15/40 (b)(c)	45,000	49,631
Liberty Hill ISD
ULT GO Bonds Series 2024	4.25%	02/01/57 (b)(c)	350,000	351,831
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2018	5.00%	05/15/43 (b)	45,000	46,293
Refunding RB (LCRA Transmission Services) Series 2018	5.00%	05/15/48 (b)	150,000	153,527
Refunding RB (LCRA Transmission Services) Series 2019A	4.00%	05/15/49 (b)	80,000	72,920
Refunding RB (LCRA Transmission Services) Series 2020A	5.00%	05/15/50 (b)	100,000	103,599
Refunding RB (LCRA Transmission Services) Series 2021A	5.00%	05/15/51 (b)	240,000	250,576
Refunding RB (LCRA Transmission Services) Series 2023	5.00%	05/15/47 (b)	55,000	57,459
Refunding RB (LCRA Transmission Services) Series 2023A	5.00%	05/15/30 (c)	135,000	147,051
Refunding RB (LCRA Transmission Services) Series 2023A	5.00%	05/15/33	50,000	55,900
Refunding RB (LCRA Transmission Services) Series 2024	5.00%	05/15/49 (b)(c)	250,000	265,366
Refunding RB (LCRA Transmission Services) Series 2024	5.25%	05/15/54 (b)(c)	50,000	53,812
Lubbock
Electric Light & Power System RB Series 2021	4.00%	04/15/46 (b)	60,000	58,143
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Manor ISD
ULT GO Bonds Series 2020	3.00%	08/01/50 (b)(c)	150,000	114,336
Medina Valley ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	200,000	190,665
Midland ISD
ULT GO Bonds Series 2024	5.00%	02/15/26 (c)	70,000	71,570
ULT GO Bonds Series 2024	4.00%	02/15/43 (b)(c)	100,000	98,812
ULT GO Bonds Series 2024	5.00%	02/15/50 (b)(c)	150,000	154,171
ULT GO Bonds Series 2024	4.00%	02/15/54 (b)(c)	200,000	190,683
Montgomery ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	175,000	167,384
New Caney ISD
ULT GO Refunding Bonds Series 2023	5.00%	02/15/53 (b)(c)	125,000	132,960
North East ISD
ULT GO Refunding Bonds Series 2007	5.25%	02/01/29 (c)	200,000	217,325
North East Texas Regional Mobility Auth
Sr Lien RB Series 2016A	5.00%	01/01/46 (b)	250,000	250,340
North Texas Tollway Auth
1st Tier Refunding RB Series 2008D	0.00%	01/01/29 (c)(d)	140,000	121,545
1st Tier Refunding RB Series 2008D	0.00%	01/01/35 (c)(d)	255,000	173,916
1st Tier Refunding RB Series 2016A	4.00%	01/01/39 (b)	175,000	174,330
1st Tier Refunding RB Series 2017A	5.00%	01/01/43 (b)	245,000	252,765
1st Tier Refunding RB Series 2017A	5.00%	01/01/48 (b)	90,000	92,534
1st Tier Refunding RB Series 2023A	5.00%	01/01/26	120,000	122,383
1st Tier Refunding RB Series 2024A	5.00%	01/01/41 (b)	200,000	218,968
1st Tier System Refunding RB Series 2008D	0.00%	01/01/28 (c)(d)	110,000	99,078
1st Tier System Refunding RB Series 2008D	0.00%	01/01/31 (c)(d)	270,000	217,548
1st Tier System Refunding RB Series 2008D	0.00%	01/01/32 (c)(d)	100,000	77,487
1st Tier System Refunding RB Series 2008D	0.00%	01/01/36 (c)(d)	75,000	48,936
1st Tier System Refunding RB Series 2008I	6.50%	01/01/43 (a)(b)	295,000	295,000
1st Tier System Refunding RB Series 2017A	5.00%	01/01/29 (b)	140,000	142,236
1st Tier System Refunding RB Series 2017A	5.00%	01/01/30 (b)	215,000	218,315
1st Tier System Refunding RB Series 2017A	5.00%	01/01/31 (b)	100,000	101,502
1st Tier System Refunding RB Series 2019A	4.00%	01/01/37 (b)	125,000	126,071
1st Tier System Refunding RB Series 2020A	3.00%	01/01/37 (b)	100,000	91,344
1st Tier System Refunding RB Series 2020A	4.00%	01/01/37 (b)	60,000	60,514
1st Tier System Refunding RB Series 2020A	3.00%	01/01/38 (b)	50,000	44,900
1st Tier System Refunding Rb Series 2022A	4.13%	01/01/40 (b)	90,000	90,187
1st Tier System Refunding RB Series 2023A	5.00%	01/01/27	225,000	233,488
1st Tier Tollway System Refunding RB Series 2008D	0.00%	01/01/30 (c)(d)	40,000	33,445
1st Tier Tollway System Refunding RB Series 2008D	0.00%	01/01/38 (c)(d)	250,000	148,732
2nd Tier System Refunding RB Series 2015A	5.00%	01/01/30 (b)	30,000	30,000
2nd Tier System Refunding RB Series 2015A	5.00%	01/01/32 (b)	50,000	50,000
2nd Tier System Refunding RB Series 2017B	5.00%	01/01/32 (b)	40,000	41,336
2nd Tier System Refunding RB Series 2017B	5.00%	01/01/43 (b)	205,000	208,308
2nd Tier System Refunding RB Series 2018	5.00%	01/01/48 (b)	300,000	305,560
2nd Tier System Refunding RB Series 2018	4.25%	01/01/49 (b)	50,000	48,136
2nd Tier System Refunding RB Series 2019B	5.00%	01/01/27	100,000	103,615
2nd Tier System Refunding RB Series 2019B	5.00%	01/01/29	100,000	106,828
2nd Tier System Refunding RB Series 2024B	5.00%	01/01/33	155,000	173,968
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
2nd Tier System Refunding RB Series 2024B	5.00%	01/01/34	100,000	112,868
2nd Tier System Refunding RB Series 2024B	5.00%	01/01/37 (b)	25,000	27,777
Refunding RB Series 2015A	4.00%	01/01/38 (b)	255,000	255,000
Northwest ISD
ULT GO Bonds Series 2022A	5.00%	02/15/48 (b)(c)	200,000	211,920
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	100,000	95,940
ULT GO Bonds Series 2024	5.00%	02/15/49 (b)(c)	200,000	212,551
Pasadena ISD
ULT GO Bonds Series 2023	4.25%	02/15/53 (b)(c)	200,000	197,180
Pflugerville ISD
ULT GO Bonds Series 2023A	5.00%	02/15/48 (b)	150,000	155,477
Plano ISD
ULT GO Bonds Series 2023	5.00%	02/15/36 (b)	100,000	110,895
ULT GO Bonds Series 2023	5.00%	02/15/37 (b)	75,000	82,916
ULT GO Bonds Series 2023	5.00%	02/15/42 (b)	170,000	182,970
Port of Houston Auth
1st Lien RB Series 2021	5.00%	10/01/51 (b)	200,000	209,312
Prosper ISD
ULT GO Bonds Series 2022	4.00%	02/15/52 (b)(c)	150,000	142,864
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	150,000	142,763
ULT GO Bonds Series 2024	4.00%	02/15/54 (b)(c)	100,000	95,116
Rockwall ISD
ULT GO Bonds Series 2022A	5.00%	02/15/47 (b)(c)	70,000	73,984
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	250,000	236,766
Round Rock ISD
ULT GO Refunding Bonds Series 2019A	5.00%	08/01/30 (b)(c)	45,000	49,055
ULT GO Refunding Bonds Series 2019A	5.00%	08/01/31 (b)(c)	10,000	10,897
ULT GO Refunding Bonds Series 2019A	4.00%	08/01/32 (b)(c)	250,000	259,206
Sabine-Neches Navigation District
LT Bonds Series 2022	4.63%	02/15/47 (b)	35,000	35,620
San Antonio
Electric & Gas System Refunding RB Series 2018A	5.00%	02/01/26	125,000	127,665
Electric & Gas System Refunding RB Series 2024C	5.00%	02/01/54 (b)	250,000	266,015
Electric & Gas Systems Jr Lien Refunding RB Series 2019	5.00%	02/01/34 (b)	50,000	53,802
Electric & Gas Systems Jr Lien Refunding RB Series 2019	5.00%	02/01/36 (b)	110,000	117,690
Electric & Gas Systems Jr Lien Refunding RB Series 2021A	5.00%	02/01/46 (b)	100,000	104,808
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/26	70,000	71,492
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/27 (b)	40,000	41,186
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/29 (b)	150,000	154,232
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/30 (b)	10,000	10,270
Electric & Gas Systems Refunding RB Series 2020	5.00%	02/01/49 (b)	200,000	207,540
Electric & Gas Systems Refunding RB Series 2023A	5.25%	02/01/42 (b)	5,000	5,534
Electric & Gas Systems Refunding RB Series 2024A	5.00%	02/01/42 (b)	100,000	109,309
Electric & Gas Systems Refunding RB Series 2024A	5.25%	02/01/44 (b)	125,000	138,633
Gas Systems Refunding RB Series 2024E	5.25%	02/01/49 (b)	250,000	273,677
General Improvement Bonds Series 2023	5.00%	02/01/25	35,000	35,054
Jr Lien Refunding RB Series 2019	5.00%	02/01/35 (b)	30,000	32,192
Water System Jr Lien Refunding RB Series 2016C	5.00%	05/15/34 (b)	155,000	159,258
Water System Jr Lien Refunding RB Series 2018A	5.00%	05/15/48 (b)	75,000	77,134
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Antonio ISD
ULT GO Bonds Series 2022	5.00%	08/15/47 (b)(c)	100,000	106,842
ULT GO Bonds Series 2022	5.00%	08/15/52 (b)(c)	190,000	201,098
San Antonio Public Facilities Corp
Lease Revenue & Refunding Bonds Series 2012	4.00%	09/15/42 (b)	265,000	254,263
Lease Revenue & Refunding Bonds Series 2022	5.00%	09/15/33 (b)	25,000	27,722
Seguin
LT GO Bonds Series 2024	5.25%	09/01/58 (b)	200,000	214,041
Spring ISD
ULT GO Bonds Series 2023	4.00%	08/15/52 (b)	70,000	67,469
Tarrant Cnty Hospital District
LT Bonds Series 2023	5.25%	08/15/48 (b)	40,000	42,918
LT GO Bonds Series 2023	4.25%	08/15/48 (b)	200,000	198,479
Tarrant Regional Water District
Water Refunding RB Series 2024	5.00%	03/01/30	50,000	54,986
Water Revenue & Refunding Bonds Series 2024	4.00%	03/01/54 (b)	50,000	46,180
Texas
GO Refunding Bonds Series 2015A	5.00%	10/01/36 (b)	100,000	101,058
GO Refunding Bonds Series 2017A	5.00%	10/01/30 (b)	50,000	52,317
GO Refunding Bonds Series 2017A	5.00%	10/01/33 (b)	100,000	104,239
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (b)	160,000	166,484
GO Refunding Bonds Series 2017B	5.00%	10/01/30 (b)	115,000	120,330
GO Refunding Bonds Series 2017B	5.00%	10/01/33 (b)	150,000	156,358
GO Refunding Bonds Series 2024	5.00%	04/01/29	100,000	108,115
GO Refunding Bonds Series 2024	5.00%	10/01/44 (b)	150,000	164,465
Mobility Fund Refunding GO Bonds Series 2015A	5.00%	10/01/27 (b)	100,000	101,362
Mobility Fund Refunding GO Bonds Series 2017B	5.00%	10/01/32 (b)	40,000	41,760
Mobility Fund Refunding GO Bonds Series 2017B	5.00%	10/01/34 (b)	50,000	52,026
Water GO Refunding Bonds Series 2022B	5.00%	08/01/41 (b)	35,000	35,223
Texas A&M Univ
RB Series 2017E	5.00%	05/15/27	100,000	104,745
RB Series 2024A	5.00%	05/15/42 (b)	150,000	166,323
Texas State Technical College
Revenue Financing System Bonds Series 2022A	5.50%	08/01/42 (b)(c)	50,000	55,621
Texas State Univ System
Financing System Refunding RB Series 2017A	5.00%	03/15/28 (b)	160,000	166,878
Financing System Refunding RB Series 2024	5.00%	03/15/32	100,000	112,059
Refunding RB Series 2017A	5.00%	03/15/31 (b)	120,000	124,342
Refunding RB Series 2024	4.00%	03/15/49 (b)	490,000	473,766
Texas Transportation Commission
1st Tier Refunding RB Series 2024	5.00%	04/01/25	25,000	25,110
1st Tier Refunding RB Series 2024A	5.00%	08/15/37 (b)	55,000	61,527
2nd Tier Refunding RB Series 2024C	5.00%	08/15/31	55,000	60,704
2nd Tier Refunding RB Series 2024C	5.00%	08/15/41 (b)	100,000	109,350
GO Refunding Bonds Series 2024	5.00%	04/01/34 (b)	250,000	284,528
GO Refunding Bonds Series 2024	5.00%	10/01/39 (b)	125,000	140,252
State Highway Fund 1st Tier RB Series 2016A	5.00%	10/01/26	35,000	36,183
State Highway Fund 1st Tier Refunding RB Series 2015	5.00%	10/01/26	65,000	67,196
Turnpike System RB Series 2024C	5.00%	08/15/40 (b)	250,000	274,606
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Transportation Corp
Sr Lien Refunding Bonds Series 2019A	4.00%	12/31/38 (b)	260,000	254,917
Sr Lien Refunding RB (NTE Mobility Partners) Series 2019A	5.00%	12/31/32 (b)	80,000	84,818
Sr Lien Refunding RB (NTE Mobility Partners) Series 2019A	5.00%	12/31/35 (b)	125,000	131,360
Texas Turnpike Auth
1st Tier RB Series 2002A	0.00%	08/15/26 (c)(d)	100,000	94,420
1st Tier RB Series 2002A	0.00%	08/15/27 (c)(d)	100,000	90,991
1st Tier RB Series 2002A	0.00%	08/15/29 (c)(d)	225,000	189,621
1st Tier RB Series 2002A	0.00%	08/15/30 (c)(d)	100,000	81,022
Texas Water Dev Brd
State Revolving Fund RB Series 2022	5.00%	08/01/41 (b)	60,000	65,344
State Water Implementation Fun RB Series 2018A	4.00%	10/15/34 (b)	125,000	126,200
State Water Implementation Fund RB Series 2015A	5.00%	10/15/29 (b)	40,000	40,570
State Water Implementation Fund RB Series 2015A	5.00%	10/15/30 (b)	25,000	25,348
State Water Implementation Fund RB Series 2015A	4.00%	10/15/40 (b)	135,000	134,994
State Water Implementation Fund RB Series 2015A	4.00%	10/15/45 (b)	100,000	97,155
State Water Implementation Fund RB Series 2016	4.00%	10/15/41 (b)	25,000	24,999
State Water Implementation Fund RB Series 2017A	5.00%	04/15/29 (b)	100,000	104,789
State Water Implementation Fund RB Series 2017A	4.00%	10/15/35 (b)	200,000	201,974
State Water Implementation Fund RB Series 2017A	5.00%	10/15/47 (b)	150,000	153,445
State Water Implementation Fund RB Series 2018A	5.00%	10/15/43 (b)	200,000	206,975
State Water Implementation Fund RB Series 2018B	5.00%	04/15/30 (b)	85,000	90,709
State Water Implementation Fund RB Series 2018B	5.00%	04/15/31 (b)	5,000	5,334
State Water Implementation Fund RB Series 2018B	5.00%	10/15/32 (b)	50,000	53,184
State Water Implementation Fund RB Series 2018B	4.00%	10/15/33 (b)	115,000	116,619
State Water Implementation Fund RB Series 2018B	4.00%	10/15/36 (b)	50,000	50,293
State Water Implementation Fund RB Series 2018B	4.00%	10/15/43 (b)	175,000	173,119
State Water Implementation Fund RB Series 2018B	5.00%	04/15/49 (b)	260,000	269,925
State Water Implementation Fund RB Series 2019A	3.00%	10/15/34 (b)	125,000	117,473
State Water Implementation Fund RB Series 2019A	3.00%	10/15/35 (b)	100,000	92,232
State Water Implementation Fund RB Series 2019A	4.00%	10/15/37 (b)	225,000	227,362
State Water Implementation Fund RB Series 2019A	4.00%	10/15/49 (b)	150,000	142,345
State Water Implementation Fund RB Series 2020	4.00%	10/15/45 (b)	70,000	67,989
State Water Implementation Fund RB Series 2022	4.45%	10/15/36 (b)	50,000	53,305
State Water Implementation Fund RB Series 2022	4.65%	10/15/40 (b)	175,000	184,892
State Water Implementation Fund RB Series 2022	4.75%	10/15/42 (b)	135,000	142,365
State Water Implementation Fund RB Series 2022	5.00%	10/15/47 (b)	200,000	213,027
State Water Implementation Fund RB Series 2022	4.80%	10/15/52 (b)	265,000	274,879
State Water Implementation Fund RB Series 2022	5.00%	10/15/57 (b)	150,000	158,695
State Water Implementation Fund RB Series 2023A	4.60%	10/15/39 (b)	225,000	239,800
State Water Implementation Fund RB Series 2023A	4.88%	10/15/48 (b)	30,000	31,595
State Water Implementation Fund RB Series 2023A	5.25%	10/15/51 (b)	130,000	141,755
State Water Implementation Fund RB Series 2023A	5.00%	10/15/58 (b)	150,000	159,626
State Water Implementation Fund RB Series 2024A	4.38%	10/15/59 (b)	225,000	221,969
Trinity River Auth
Refunding RB Series 2020	3.00%	08/01/31 (b)	150,000	146,706
Wastewater System Refunding RB Series 2017	5.00%	08/01/28 (b)	35,000	36,617
Univ of Houston
Consolidated Refunding RB Series 2017A	5.00%	02/15/36 (b)	55,000	55,878
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ of Texas
Financing System RB Series 2016B	5.00%	08/15/26	55,000	56,771
Financing System RB Series 2016E	5.00%	08/15/26	50,000	51,610
Financing System RB Series 2017B	3.38%	08/15/44 (b)	80,000	69,889
Financing System RB Series 2019B	5.00%	08/15/49	300,000	347,553
Financing System RB Series 2020A	5.00%	08/15/30	150,000	165,645
Financing System RB Series 2020C	5.00%	08/15/31	145,000	162,328
Financing System RB Series 2021A	4.00%	08/15/35 (b)	50,000	51,298
Financing System RB Series 2021A	2.25%	08/15/46 (b)	65,000	43,228
Financing System RB Series 2022A	3.25%	08/15/52 (b)	50,000	39,910
Financing System RB Series 2023A	5.00%	08/15/33 (b)	60,000	67,544
Financing System RB Series 2023A	5.00%	08/15/34 (b)	200,000	224,340
Financing System RB Series 2024A	5.00%	08/15/26	200,000	206,439
Financing System RB Series 2024A	5.00%	08/15/35 (b)	80,000	91,344
Financing System RB Series 2024A	4.13%	08/15/54 (b)	90,000	88,131
Financing System Refunding RB Series 2019A	5.00%	08/15/32 (b)	25,000	26,995
Financing System Refunding RB Series 2019A	5.00%	08/15/34 (b)	85,000	91,376
Univ Fund Bonds Series 2022A	5.00%	07/01/32 (c)	75,000	84,900
Univ Fund Bonds Series 2023A	5.00%	07/01/32 (c)	50,000	56,493
Univ Fund Bonds Series 2023A	5.00%	07/01/40 (b)(c)	150,000	165,833
Univ Fund Bonds Series 2023A	4.00%	07/01/41 (b)(c)	280,000	281,618
Univ Fund Bonds Series 2024A	5.00%	07/01/35 (b)(c)	100,000	114,354
Univ Fund Bonds Series 2024A	5.00%	07/01/36 (b)(c)	200,000	227,638
Univ Fund Bonds Series 2024B	5.00%	07/01/35	205,000	237,430
Univ Fund Bonds Series 2024B	5.00%	07/01/37 (b)(c)	330,000	374,373
Univ Fund Refunding Bonds Series 2006B	5.25%	07/01/28 (c)	100,000	107,698
Univ of Texas Permanent Univ Fund
Refunding Bonds Series 2006B	5.25%	07/01/26	15,000	15,523
Waxahachie ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	150,000	160,661
ULT GO Bonds Series 2023	4.25%	02/15/53 (b)(c)	350,000	350,061
ULT GO Bonds Series 2024	4.00%	02/15/49 (b)(c)	30,000	28,664
West Harris Cnty Regional Water Auth
Water System Refunding RB Series 2021	3.50%	12/15/46 (b)(c)	50,000	42,962
White Settlement ISD
ULT GO Bonds Series 2022	4.00%	08/15/52 (b)(c)	200,000	190,573
Wylie ISD
ULT GO Bonds Series 2024	5.25%	08/15/49 (b)(c)	225,000	244,581
Ysleta ISD
ULT GO Bonds Series 2020	4.00%	08/15/50 (b)(c)	100,000	95,003
				49,101,739
UTAH 0.6%
Intermountain Power Agency
Power Supply RB Series 2022A	5.00%	07/01/31	150,000	167,670
Power Supply RB Series 2022A	5.00%	07/01/41 (b)	100,000	107,840
Power Supply RB Series 2022A	5.00%	07/01/44 (b)	115,000	122,847
Power Supply RB Series 2022A	5.00%	07/01/45 (b)	120,000	127,723
Power Supply RB Series 2023A	5.00%	07/01/28	100,000	106,941
Power Supply RB Series 2023A	5.00%	07/01/32	100,000	113,129
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Power Supply RB Series 2023A	5.00%	07/01/36 (b)	70,000	77,976
Power Supply RB Series 2023A	5.00%	07/01/37 (b)	110,000	122,089
Salt Lake City
Airport RB Series 2021B	5.00%	07/01/46 (b)	75,000	79,040
Utah
GO Bonds Series 2020	5.00%	07/01/29 (b)	100,000	107,732
GO Bonds Series 2020	5.00%	07/01/30 (b)	50,000	53,801
GO Bonds Series 2020	5.00%	07/01/31 (b)	200,000	215,028
Utah Board of Regents
General RB (Univ of Utah) Series 2022A	4.00%	08/01/51 (b)	150,000	144,084
General RB Series 2022A	5.00%	08/01/46 (b)	125,000	133,056
Utah Telecommunication Open Infrastructure Agency
Sales Tax & Telecommunications Refunding RB Series 2022	5.25%	06/01/37 (b)	40,000	44,437
Sales Tax & Telecommunications Refunding RB Series 2022	4.38%	06/01/40 (b)	150,000	152,821
Utah Transit Auth
Sales Tax Refunding RB Series 2015A	5.00%	06/15/30 (a)(b)	130,000	131,133
Sales Tax Refunding RB Series 2015A	5.00%	06/15/31 (a)(b)	100,000	100,872
Sales Tax Refunding RB Series 2015A	5.00%	06/15/38 (a)(b)	250,000	252,179
Sub Sales Tax Refunding RB Series 2018	4.00%	12/15/41 (b)	115,000	114,493
Sub Sales Tax Refunding RB Series 2024	5.00%	06/15/39 (b)	50,000	55,947
Sub Sales Tax Refunding RB Series 2024	5.00%	06/15/40 (b)	200,000	223,963
				2,754,801
VIRGINIA 1.1%
Chesapeake Bay Bridge & Tunnel District
1st Tier RB Series 2016	5.00%	07/01/46 (b)	150,000	150,948
Hampton Roads Transportation Commission
Intermediate Lien BAN Series 2023A	5.00%	07/01/27	50,000	52,513
Sr Lien RB Series 2018A	5.00%	07/01/52 (a)(b)	110,000	116,978
Sr Lien RB Series 2020A	4.00%	07/01/50 (b)	100,000	96,703
Sr Lien RB Series 2022A	4.00%	07/01/52 (b)	300,000	288,295
Sr Lien RB Series 2022A	4.00%	07/01/57 (b)	110,000	104,045
Richmond
Public Utility Refunding RB Series 2016A	5.00%	01/15/28 (a)(b)	130,000	132,625
Univ of Virginia
General RB Series 2019B	5.00%	09/01/49 (b)	100,000	105,148
General Refunding RB Series 2015A2	5.00%	04/01/45 (b)	75,000	75,214
General Refunding RB Series 2017A	5.00%	04/01/38 (b)	80,000	82,970
General Refunding RB Series 2017A	5.00%	04/01/42 (b)	150,000	155,031
General Refunding RB Series 2017A	5.00%	04/01/47 (b)	25,000	25,695
Virginia College Building Auth
Educational Facilities RB (21st Century College & Equipment) 2023A	5.00%	02/01/30	150,000	164,372
Educational Facilities RB Series 2015A	5.00%	02/01/31 (a)(b)	170,000	170,243
Educational Facilities RB Series 2017C	5.00%	02/01/30 (b)	100,000	103,982
Educational Facilities RB Series 2017C	3.00%	02/01/35 (b)	100,000	93,629
Educational Facilities RB Series 2019A	3.00%	02/01/37 (b)	105,000	94,453
Educational Facilities RB Series 2019A	3.00%	02/01/39 (b)	50,000	43,676
Educational Facilities RB Series 2021A	3.00%	02/01/36 (b)	95,000	86,597
Educational Facilities RB Series 2022A	5.25%	02/01/41 (b)	40,000	44,050
Educational Facilities RB Series 2023A	5.00%	02/01/25	65,000	65,097
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Educational Facilities RB Series 2023A	5.00%	02/01/35 (b)	70,000	78,959
Educational Facilities Refunding RB (21st Century College & Equipment) 2023B	5.00%	02/01/30	120,000	131,497
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/25	125,000	125,187
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/26	115,000	117,526
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/27	30,000	31,258
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/28	85,000	90,245
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/29 (b)	200,000	211,671
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/30 (b)	50,000	52,861
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/31	120,000	133,337
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/32	55,000	61,924
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/33	80,000	91,069
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/35 (b)	190,000	213,897
Virginia Public Building Auth
Public Facilities RB Series 2021A1	5.00%	08/01/33 (b)	15,000	16,701
Public Facilities RB Series 2021A2	4.00%	08/01/35 (b)	100,000	103,455
Public Facilities RB Series 2021A2	4.00%	08/01/37 (b)	100,000	102,389
Public Facilities RB Series 2021A2	4.00%	08/01/39 (b)	100,000	101,412
Public Facilities RB Series 2022A	5.00%	08/01/37 (b)	100,000	111,054
Public Facilities Refunding RB Series 2016B	5.00%	08/01/26	100,000	103,344
Virginia Public School Auth
Refunding Bonds Series 2015A	5.00%	08/01/28 (b)	50,000	50,522
Refunding RB Series 2015A	5.00%	08/01/25	100,000	101,115
Virginia Transportation Board
Transportation Grant Anticipation Refunding RB Series 2017	5.00%	09/15/27	130,000	137,302
Transportation Refunding RB Series 2017A	5.00%	05/15/26	100,000	102,692
Transportation Refunding RB Series 2017A	5.00%	05/15/28 (b)	350,000	369,454
Transportation Refunding RB Series 2017A	5.00%	05/15/31 (b)	100,000	105,239
Transportation Refunding RB Series 2022	5.00%	05/15/32	105,000	118,684
Transportation Refunding RB Series 2022	4.00%	05/15/35 (b)	60,000	62,236
				5,177,294
WASHINGTON 3.1%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/26	100,000	103,729
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/27	130,000	137,317
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/29 (a)(b)	155,000	157,484
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/32 (b)	100,000	111,798
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/34 (b)	85,000	94,412
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	3.00%	11/01/36 (b)	50,000	45,997
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/36 (b)	250,000	274,361
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	4.00%	11/01/40 (b)	60,000	60,833
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	4.00%	11/01/46 (b)	100,000	99,520
Sales Tax Refunding Bonds Series 2015S1	5.00%	11/01/30 (a)(b)	250,000	254,006
Sales Tax Refunding Bonds Series 2015S1	4.00%	11/01/33 (a)(b)	140,000	141,105
Sales Tax Refunding Bonds Series 2015S1	5.00%	11/01/36 (a)(b)	55,000	55,881
Sales Tax Refunding Bonds Series 2015S1	5.00%	11/01/45 (a)(b)	250,000	254,006
Energy Northwest
Electric Refunding RB Series 2015A	5.00%	07/01/25	115,000	116,122
Electric Refunding RB Series 2015C	5.00%	07/01/25	50,000	50,488
Electric Refunding RB Series 2016A	5.00%	07/01/25	90,000	90,878
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Electric Refunding RB Series 2016A	5.00%	07/01/27 (b)	245,000	252,297
Electric Refunding RB Series 2016A	5.00%	07/01/28 (b)	50,000	51,341
Electric Refunding RB Series 2017A	5.00%	07/01/28 (b)	125,000	131,143
Electric Refunding RB Series 2018C	5.00%	07/01/34 (b)	160,000	169,138
Electric Refunding RB Series 2019A	5.00%	07/01/36 (b)	130,000	138,865
Electric Refunding RB Series 2019A	5.00%	07/01/37 (b)	85,000	90,641
Electric Refunding RB Series 2021A	5.00%	07/01/41 (b)	70,000	75,488
Electric Refunding RB Series 2021A	4.00%	07/01/42 (b)	480,000	480,567
Electric Refunding RB Series 2023A	5.00%	07/01/34 (b)	200,000	227,175
Electric Refunding RB Series 2023A	5.00%	07/01/35 (b)	100,000	112,723
Electric Refunding RB Series 2023A	5.00%	07/01/36 (b)	80,000	89,857
Electric Refunding RB Series 2023A	5.00%	07/01/39 (b)	290,000	321,503
Electric Refunding RB Series 2024A	5.00%	07/01/35 (b)	225,000	256,506
Electric Refunding RB Series 2024A	5.00%	07/01/38 (b)	50,000	56,313
Electric Refunding RB Series 2024A	5.00%	07/01/39 (b)	100,000	111,943
Franklin Cnty SD #1
ULT GO Refunding Bonds Series 2023	4.00%	12/01/28 (c)	50,000	52,046
ULT GO Refunding Bonds Series 2023	4.25%	12/01/42 (b)(c)	25,000	25,487
Issaquah SD #411
ULT GO Bonds Series 2016	4.00%	12/01/31 (b)(c)	50,000	50,291
King Cnty
LT GO Refunding Bonds Series 2017	4.00%	07/01/30 (b)	30,000	30,561
LT GO Refunding Bonds Series 2021A	4.00%	01/01/27	130,000	132,682
LT GO Refunding Bonds Series 2021A	5.00%	01/01/30	25,000	27,434
LT GO Refunding Bonds Series 2021A	5.00%	01/01/31	50,000	55,584
Sewer Refunding RB Series 2015A	5.00%	07/01/40 (a)(b)	100,000	100,000
Sewer Refunding RB Series 2016B	4.00%	07/01/30 (b)	235,000	237,609
Sewer Refunding RB Series 2016B	4.00%	07/01/31 (b)	80,000	80,804
Sewer Refunding RB Series 2024A	5.00%	01/01/36 (b)	100,000	114,197
King Cnty Public Hospital District #2
LT GO Bonds Series 2020A	4.00%	12/01/45 (b)	100,000	93,208
King Cnty SD #403 Renton
ULT GO Bonds Series 2023	4.00%	12/01/40 (b)(c)	45,000	45,595
Lake Washington SD #414
ULT GO Refunding Bonds Series 2020	4.00%	12/01/29 (c)	95,000	99,342
Northshore SD #417
ULT GO Bonds Series 2018	5.00%	12/01/35 (b)(c)	100,000	105,424
ULT GO Refunding Bonds Series 2022	5.00%	12/01/39 (b)(c)	110,000	120,645
ULT GO Refunding Bonds Series 2024	5.00%	12/01/39 (b)(c)	150,000	168,032
Seattle
Light & Power RB Series 2015A	4.00%	05/01/45 (b)	150,000	145,743
Refunding RB Series 2014	4.00%	05/01/44 (b)	125,000	119,695
Snohomish Cnty Public Utility District #1
Electric System RB Series 2015	5.00%	12/01/40 (b)	100,000	101,141
Spokane SD #81
ULT GO Bonds Series 2019	5.00%	12/01/36 (b)(c)	200,000	213,412
ULT GO Refunding Bonds Series 2021	4.00%	12/01/38 (b)(c)	20,000	20,385
Tacoma SD #10
ULT GO Bonds Series 2020B	4.00%	12/01/41 (b)(c)	145,000	145,132
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ of Washington
RB Series 2012C	3.13%	07/01/42 (b)	125,000	104,931
Washington
GO Bonds Series 2017D	5.00%	02/01/38 (b)	145,000	149,140
GO Bonds Series 2018A	5.00%	08/01/42 (b)	25,000	25,706
GO Bonds Series 2020A	5.00%	08/01/38 (b)	200,000	213,191
GO Bonds Series 2020A	5.00%	08/01/43 (b)	255,000	268,483
GO Bonds Series 2020C	5.00%	02/01/35 (b)	165,000	178,825
GO Bonds Series 2020C	5.00%	02/01/36 (b)	125,000	135,073
GO Bonds Series 2020C	5.00%	02/01/38 (b)	30,000	32,206
GO Bonds Series 2020C	5.00%	02/01/40 (b)	160,000	170,952
GO Bonds Series 2020C	5.00%	02/01/41 (b)	150,000	159,559
GO Bonds Series 2020C	5.00%	02/01/42 (b)	200,000	212,186
GO Bonds Series 2021A	5.00%	08/01/41 (b)	100,000	106,892
GO Bonds Series 2021A	5.00%	08/01/44 (b)	95,000	100,808
GO Bonds Series 2021C	5.00%	02/01/41 (b)	50,000	53,720
GO Bonds Series 2022A	5.00%	08/01/37 (b)	30,000	32,936
GO Bonds Series 2022A	5.00%	08/01/40 (b)	155,000	168,410
GO Bonds Series 2022A	5.00%	08/01/43 (b)	25,000	26,835
GO Bonds Series 2022A	5.00%	08/01/44 (b)	150,000	160,585
GO Bonds Series 2022C	5.00%	02/01/33 (b)	30,000	33,624
GO Bonds Series 2022C	5.00%	02/01/44 (b)	45,000	48,390
GO Bonds Series 2022C	5.00%	02/01/45 (b)	20,000	21,465
GO Bonds Series 2022C	5.00%	02/01/46 (b)	30,000	32,067
GO Bonds Series 2023A	5.00%	08/01/31	100,000	111,897
GO Bonds Series 2023A	5.00%	08/01/33 (b)	120,000	135,222
GO Bonds Series 2023A	5.00%	08/01/40 (b)	125,000	137,252
GO Bonds Series 2023A	5.00%	08/01/41 (b)	135,000	147,211
GO Bonds Series 2023A	5.00%	08/01/47 (b)	250,000	267,732
GO Bonds Series 2023B	5.00%	02/01/44 (b)	50,000	54,223
GO Bonds Series 2023B	5.00%	02/01/46 (b)	65,000	70,020
GO Bonds Series 2023B	5.00%	02/01/47 (b)	85,000	91,353
GO Bonds Series 2024A	5.00%	08/01/35 (b)	25,000	28,298
GO Bonds Series 2024A	5.00%	08/01/36 (b)	55,000	62,035
GO Bonds Series 2024A	5.00%	08/01/39 (b)	40,000	44,381
GO Bonds Series 2024A	5.00%	08/01/44 (b)	250,000	272,245
GO Bonds Series 2024C	5.00%	02/01/38 (b)	30,000	33,822
GO Bonds Series 2024C	5.00%	02/01/39 (b)	25,000	27,874
GO Bonds Series 2024C	5.00%	02/01/49 (b)	35,000	37,715
GO Bonds Series 2025A	5.00%	08/01/36 (b)	10,000	11,406
GO Bonds Series 2025A	5.00%	08/01/48 (b)	250,000	270,849
GO Refunding Bonds Series R2015C	5.00%	07/01/28 (a)(b)	50,000	50,000
GO Refunding Bonds Series R2015C	5.00%	07/01/30 (a)(b)	80,000	80,000
GO Refunding Bonds Series R2016B	5.00%	07/01/29 (b)	80,000	81,422
GO Refunding Bonds Series R-2016B	5.00%	07/01/33 (b)	150,000	152,386
GO Refunding Bonds Series R2017A	5.00%	08/01/28 (b)	165,000	169,661
GO Refunding Bonds Series R2017A	5.00%	08/01/31 (b)	175,000	179,616
GO Refunding Bonds Series R2018C	5.00%	08/01/27	60,000	63,159
GO Refunding Bonds Series R2018C	5.00%	08/01/30 (b)	115,000	120,495
GO Refunding Bonds Series R2018C	5.00%	08/01/34 (b)	155,000	161,310
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series R-2018C	5.00%	08/01/29 (b)	250,000	262,326
GO Refunding Bonds Series R2020C	5.00%	07/01/25	250,000	252,502
GO Refunding Bonds Series R2022C	5.00%	07/01/25	30,000	30,300
GO Refunding Bonds Series R2022C	4.00%	07/01/27	170,000	174,518
GO Refunding Bonds Series R2022C	4.00%	07/01/28	160,000	165,443
GO Refunding Bonds Series R2023A	5.00%	08/01/28	100,000	107,266
GO Refunding Bonds Series R2023A	5.00%	08/01/35 (b)	150,000	169,787
GO Refunding Bonds Series R2025B	5.00%	07/01/31	200,000	223,561
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2016C	5.00%	07/01/32 (b)	25,000	25,410
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2021A	5.00%	06/01/41 (b)	10,000	10,670
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	5.00%	07/01/25	200,000	202,001
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	4.00%	07/01/27	10,000	10,266
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	4.00%	07/01/28	130,000	134,423
Motor Vehicle Fuel Tax Go Refunding Bonds Series R2023B	5.00%	07/01/37 (b)	300,000	336,900
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2023B	5.00%	07/01/36 (b)	35,000	39,450
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2023B	5.00%	07/01/34 (b)	80,000	90,870
Motor Vehicle Fuel Tax Go Refunding Bonds Series R2024C	5.00%	08/01/31	125,000	139,871
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2024C	5.00%	08/01/40 (b)	80,000	89,555
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2024C	5.00%	08/01/38 (b)	100,000	112,681
Washington Convention Center Public Facilities District
Lodging Tax Bonds Series 2018	4.00%	07/01/58 (b)	160,000	142,898
Lodging Tax Bonds Series 2018	5.00%	07/01/58 (b)	100,000	101,727
Sub Lodging Tax Bonds Series 2018	4.00%	07/01/58 (b)	50,000	43,810
				15,061,689
WEST VIRGINIA 0.1%
West Virginia Parkways Auth
Sr Lien RB Series 2021	5.00%	06/01/47 (b)	190,000	200,392
Sr Lien Turnpike Toll RB Series 2018	4.00%	06/01/47 (b)	150,000	143,371
				343,763
WISCONSIN 0.5%
Wisconsin
GO Refunding Bonds Series 2016-2	5.00%	11/01/25	210,000	213,591
GO Refunding Bonds Series 2017-1	5.00%	11/01/26	140,000	145,424
GO Refunding Bonds Series 2017-1	5.00%	11/01/27 (b)	100,000	104,809
GO Refunding Bonds Series 2017-1	5.00%	11/01/29 (b)	150,000	156,953
GO Refunding Bonds Series 2017-2	5.00%	11/01/27 (b)	100,000	104,808
GO Refunding Bonds Series 20173	5.00%	11/01/31 (b)	200,000	209,055
GO Refunding Bonds Series 2017-3	5.00%	11/01/30 (b)	45,000	47,067
GO Refunding Bonds Series 2023-2	5.00%	05/01/31	50,000	55,799
GO Refunding Bonds Series 2023-2	5.00%	05/01/33	140,000	159,860
GO Refunding Bonds Series 2023-2	5.00%	05/01/34 (b)	105,000	119,597
GO Refunding Bonds Series 2024-1	5.00%	05/01/32	100,000	113,123
Refunding Bonds Series 2019A	5.00%	05/01/27 (a)	200,000	209,288
Transportation RB Series 2017-1	5.00%	07/01/27	90,000	94,545
Transportation Refunding RB Series 2017-2	5.00%	07/01/29 (b)	100,000	104,812
Transportation Refunding RB Series 2017-2	5.00%	07/01/30 (b)	100,000	104,706
Wisconsin Center District
Sr Tax RB Series 2020C	0.00%	12/15/50 (b)(c)(d)	800,000	226,555
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Wisconsin Health & Educational Facilities Auth
RB (Medical College of Wisconsin) Series 2016	4.00%	12/01/46 (b)	75,000	71,859
RB (Medical College of Wisconsin) Series 2022	4.00%	12/01/51 (b)	75,000	70,770
Wisconsin Public Finance Auth
Lease RB (Univ of Kansas) Series 2016	5.00%	03/01/41 (b)	25,000	25,275
				2,337,896
WYOMING 0.0%
Campbell Solid Waste Facilities
RB Series 2019A	3.63%	07/15/39 (b)	200,000	180,882
Total Municipal Securities (Cost $484,647,593)				484,154,445
Total Investments in Securities (Cost $484,647,593)				484,154,445

(a)	Refunded bond.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
DC —	Dutch Certificate
GO —	General obligation
HSD —	High school district
IDA —	Industrial development agency/authority
IRB —	Industrial revenue bond
ISD —	Independent school district
LT —	Limited tax
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
TOT —	Transient Occupancy Tax
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$484,154,445	$—	$484,154,445
Total	$—	$484,154,445	$—	$484,154,445

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $484,647,593)		$484,154,445
Cash		2,012
Receivables:
Interest	+	6,104,032
Total assets		490,260,489

Liabilities
Payables:
Investments bought - delayed-delivery		1,662,248
Investments bought		791,691
Management fees	+	11,796
Total liabilities		2,465,735
Net assets		$487,794,754

Net Assets by Source
Capital received from investors		$488,612,632
Total distributable loss	+	(817,878)
Net assets		$487,794,754

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$487,794,754		19,000,000		$25.67

See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$12,293,498

Expenses
Management fees		105,465
Total expenses	–	105,465
Net investment income		12,188,033

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(236,832)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	74,748
Net realized losses		(162,084)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(7,800,373)
Net realized and unrealized losses		(7,962,457)
Increase in net assets resulting from operations		$4,225,576
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$12,188,033	$5,005,273
Net realized losses		(162,084)	(426,754)
Net change in unrealized appreciation (depreciation)	+	(7,800,373)	6,444,719
Increase in net assets resulting from operations		$4,225,576	$11,023,238

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($11,944,295 )	($4,922,170 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,700,000	$251,338,494	7,000,000	$178,890,533
Other capital		—	152,370	—	239,169
Shares redeemed	+	(100,000)	(2,594,714)	—	—
Net transactions in fund shares		9,600,000	$248,896,150	7,000,000	$179,129,702

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,400,000	$246,617,323	2,400,000	$61,386,553
Total increase	+	9,600,000	241,177,431	7,000,000	185,230,770
End of period		19,000,000	$487,794,754	9,400,000	$246,617,323

1
For the period ended December 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. TIPS ETF	Schwab Mortgage-Backed Securities ETF
Schwab Short-Term U.S. Treasury ETF	Schwab High Yield Bond ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Dividend Equity ETF
Schwab Long-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab International Small-Cap Equity ETF
Schwab 1-5 Year Corporate Bond ETF	Schwab Emerging Markets Equity ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab U.S. REIT ETF
Schwab Municipal Bond ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab 1000 Index®ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Ariel ESG ETF
Schwab U.S. Small-Cap ETF	Schwab Crypto Thematic ETF
Schwab U.S. Dividend Equity ETF	Schwab Ultra-Short Income ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash.  As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units.  Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab U.S. TIPS ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
The Schwab Short-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market.
The Schwab Intermediate-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market.
The Schwab Long-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the long-term U.S. Treasury bond market.
The Schwab U.S. Aggregate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.
The Schwab 1-5 Year Corporate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. corporate bond market.
The Schwab 5-10 Year Corporate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. corporate bond market.

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

1. Business Structure of the Funds (continued):
The Schwab Municipal Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the U.S. AMT-free municipal bond market.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: Under Financial Industry Regulatory Authority Rule 4210, broker-dealers are required to collect margin from most customers, such as funds, for the majority of covered agency transactions, including TBAs. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: The funds may have transacted in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in each fund’s Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2024, only Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF had securities on loan, all of which were classified as corporate and government related bonds.  The value of the securities on loan and the related collateral at December 31, 2024, if any, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and each fund, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis.  In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold.  The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) in each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and each fund.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB INTERMEDIATE-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF	SCHWAB MUNICIPAL BOND ETF
0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex.  The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of December 31, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
Schwab Monthly Income Fund - Flexible Payout	— %	— %	0.6%	— %	— %	0.0%*
Schwab Monthly Income Fund - Income Payout	— %	— %	0.5%	— %	0.9%	0.1%
Schwab Monthly Income Fund - Target Payout	— %	— %	0.3%	— %	— %	0.0%*
Schwab Target 2010 Index Fund	0.0%*	0.0%*	— %	0.3%	— %	— %
Schwab Target 2015 Index Fund	0.0%*	0.0%*	— %	0.4%	— %	— %
Schwab Target 2020 Index Fund	0.1%	0.1%	— %	1.4%	— %	— %
Schwab Target 2025 Index Fund	0.2%	0.3%	— %	2.8%	— %	— %
Schwab Target 2030 Index Fund	0.2%	0.3%	— %	4.9%	— %	— %
Schwab Target 2035 Index Fund	— %	0.1%	— %	3.0%	— %	— %
Schwab Target 2040 Index Fund	— %	0.1%	— %	2.6%	— %	— %
Schwab Target 2045 Index Fund	— %	0.0%*	— %	1.1%	— %	— %
Schwab Target 2050 Index Fund	— %	— %	— %	1.0%	— %	— %
Schwab Target 2055 Index Fund	— %	— %	— %	0.5%	— %	— %
Schwab Target 2060 Index Fund	— %	— %	— %	0.4%	— %	— %
Schwab Target 2065 Index Fund	— %	— %	— %	0.1%	— %	— %
Schwab VIT Balanced Portfolio	0.0%*	0.1%	— %	0.4%	— %	— %
Schwab VIT Balanced with Growth Portfolio	0.0%*	0.1%	— %	0.5%	— %	— %
Schwab VIT Growth Portfolio	— %	— %	— %	0.3%	— %	— %

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

5. Borrowing from Banks (continued):
charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to manage the effects of interest rate changes.
As of December 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	INTEREST RATE CONTRACTS	TOTAL
Asset Derivatives
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	$714	$714
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	20,410	20,410

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	($2,158 )	($2,158 )
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	(30,393)	(30,393)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended December 31, 2024, were:
	INTEREST RATE CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	$3,773	$3,773
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	(154,590)	(154,590)

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

6. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	($1,444 )	($1,444 )
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	(27,391)	(27,391)

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended December 31, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. TIPS ETF	$—	—
Schwab Short-Term U.S. Treasury ETF	—	—
Schwab Intermediate-Term U.S. Treasury ETF	—	—
Schwab Long-Term U.S. Treasury ETF	—	—
Schwab U.S. Aggregate Bond ETF	—	—
Schwab 1-5 Year Corporate Bond ETF	2,982,069	20
Schwab 5-10 Year Corporate Bond ETF	43,817,101	369
Schwab Municipal Bond ETF	—	—

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2024, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$2,791,285,693	$—	$2,791,285,693
Schwab Short-Term U.S. Treasury ETF	7,291,271,471	—	7,291,271,471
Schwab Intermediate-Term U.S. Treasury ETF	3,361,949,130	—	3,361,949,130
Schwab Long-Term U.S. Treasury ETF	150,897,175	—	150,897,175
Schwab U.S. Aggregate Bond ETF	3,440,523,054	345,720,702	3,786,243,756
Schwab 1-5 Year Corporate Bond ETF	—	137,872,610	137,872,610
Schwab 5-10 Year Corporate Bond ETF	—	1,834,231,315	1,834,231,315
Schwab Municipal Bond ETF	—	252,468,995	252,468,995
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$2,991,810,621	$—	$2,991,810,621
Schwab Short-Term U.S. Treasury ETF	7,466,217,694	—	7,466,217,694
Schwab Intermediate-Term U.S. Treasury ETF	3,373,789,997	—	3,373,789,997
Schwab Long-Term U.S. Treasury ETF	147,368,394	—	147,368,394
Schwab U.S. Aggregate Bond ETF	3,107,137,120	409,702,109	3,516,839,229
Schwab 1-5 Year Corporate Bond ETF	—	137,582,648	137,582,648
Schwab 5-10 Year Corporate Bond ETF	—	1,897,402,776	1,897,402,776
Schwab Municipal Bond ETF	—	108,993,499	108,993,499
*
Includes securities guaranteed by U.S. Government Agencies.

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

 8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund, except for Schwab Municipal Bond ETF,  generally have no effect on net asset value per share. Variable charges were larger than the other funds for Schwab Municipal Bond ETF in the current period and are included in Other Capital on the Financial Highlights and on the Statement of Changes in Net Assets. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended December 31, 2024, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. TIPS ETF	$3,056,975,079	$2,889,237,160
Schwab Short-Term U.S. Treasury ETF	2,418,129,884	3,040,730,302
Schwab Intermediate-Term U.S. Treasury ETF	3,242,119,743	882,225,570
Schwab Long-Term U.S. Treasury ETF	555,511,380	397,721,312
Schwab U.S. Aggregate Bond ETF	926,754,061	163,163,137
Schwab 1-5 Year Corporate Bond ETF	147,762,249	66,923,485
Schwab 5-10 Year Corporate Bond ETF	2,418,789,898	339,325,823
Schwab Municipal Bond ETF	105,929,982	2,561,144
For the period ended December 31, 2024, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended December 31, 2024, are disclosed in the funds’ Statements of Operations, if any.

9. Federal Income Taxes:
As of December 31, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. TIPS ETF	$12,618,159,043	$933,990	($1,173,718,434 )	($1,172,784,444 )
Schwab Short-Term U.S. Treasury ETF	11,162,446,720	33,074,261	(26,883,719)	6,190,542
Schwab Intermediate-Term U.S. Treasury ETF	10,278,320,502	2,965,448	(273,947,275)	(270,981,827)
Schwab Long-Term U.S. Treasury ETF	777,167,142	—	(76,221,538)	(76,221,538)
Schwab U.S. Aggregate Bond ETF	9,183,358,214	12,118,177	(666,675,183)	(654,557,006)
Schwab 1-5 Year Corporate Bond ETF	474,813,571	2,373,852	(4,833,079)	(2,459,227)
Schwab 5-10 Year Corporate Bond ETF	7,724,414,128	50,689,741	(72,669,086)	(21,979,345)
Schwab Municipal Bond ETF	484,404,536	3,696,689	(3,946,780)	(250,091)
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, realization for tax purposes of unrealized appreciation or depreciation on futures contracts if held, the differing treatment of amortization of bond discounts and premiums, and sales on TIPS. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

9. Federal Income Taxes (continued):
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED TAX-EXEMPT INCOME	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab U.S. TIPS ETF	$—	$4,027,484	($1,172,784,444 )	($1,043,425,520 )	($2,212,182,480 )
Schwab Short-Term U.S. Treasury ETF	—	654,490	6,190,542	(540,084,091)	(533,239,059)
Schwab Intermediate-Term U.S. Treasury ETF	—	559,802	(270,981,827)	(698,875,780)	(969,297,805)
Schwab Long-Term U.S. Treasury ETF	—	23,295	(76,221,538)	(36,954,104)	(113,152,347)
Schwab U.S. Aggregate Bond ETF	—	879,979	(654,557,006)	(524,641,794)	(1,178,318,821)
Schwab 1-5 Year Corporate Bond ETF	—	101,793	(2,459,227)	(9,549,165)	(11,906,599)
Schwab 5-10 Year Corporate Bond ETF	—	732,338	(21,979,345)	(49,537,562)	(70,784,569)
Schwab Municipal Bond ETF	97,230	—	(250,091)	(665,017)	(817,878)
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2024,  the funds had capital loss carryforwards as follows:

Schwab U.S. TIPS ETF	$1,043,425,520
Schwab Short-Term U.S. Treasury ETF	540,084,091
Schwab Intermediate-Term U.S. Treasury ETF	698,875,780
Schwab Long-Term U.S. Treasury ETF	36,954,104
Schwab U.S. Aggregate Bond ETF	524,641,794
Schwab 1-5 Year Corporate Bond ETF	9,549,165
Schwab 5-10 Year Corporate Bond ETF	49,537,562
Schwab Municipal Bond ETF	665,017
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	TAX-EXEMPT INCOME	ORDINARY INCOME
Schwab U.S. TIPS ETF	$—	$333,819,075	$—	$357,550,940
Schwab Short-Term U.S. Treasury ETF	—	466,133,505	—	486,218,420
Schwab Intermediate-Term U.S. Treasury ETF	—	332,975,855	—	238,302,970
Schwab Long-Term U.S. Treasury ETF	—	31,021,445	—	13,873,040
Schwab U.S. Aggregate Bond ETF	—	309,988,610	—	236,337,780
Schwab 1-5 Year Corporate Bond ETF	—	17,176,230	—	11,400,855
Schwab 5-10 Year Corporate Bond ETF	—	348,286,925	—	200,670,060
Schwab Municipal Bond ETF	11,934,873	9,422	4,920,282	1,888
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

9. Federal Income Taxes (continued):
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2024, the funds did not incur any interest or penalties.

10. Share Splits:
Effective September 25, 2024, the Board authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab U.S. TIPS ETF	2-for-1
Schwab Short-Term U.S. Treasury ETF	2-for-1
Schwab Intermediate-Term U.S. Treasury ETF	2-for-1
Schwab U.S. Aggregate Bond ETF	2-for-1
Schwab 1-5 Year Corporate Bond ETF	2-for-1
Schwab 5-10 Year Corporate Bond ETF	2-for-1
Schwab Municipal Bond ETF	2-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, and Schwab Municipal Bond ETF have been retroactively adjusted to reflect the above share splits in the current and prior periods presented.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, and Schwab Municipal Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, and Schwab Municipal Bond ETF (the “Funds”), eight of the funds constituting Schwab Strategic Trust, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (excluding Schwab Municipal Bond ETF); the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from October 12, 2022 (commencement of operations) through December 31, 2022 for Schwab Municipal Bond ETF; and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds (excluding Schwab Municipal Bond ETF) as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Bond ETF as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from October 12, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 14, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

MFR60171-14
00308811

Annual Holdings and Financial Statements | December 31, 2024
Schwab Ultra-Short Income ETF

    Ticker Symbol SCUS

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
1

Schwab Ultra-Short Income ETF
Financial Statements
FINANCIAL HIGHLIGHTS

8/13/24[1]– 12/31/24
Per-Share Data
Net asset value at beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.46
Net realized and unrealized gains (losses)	0.02
Total from investment operations	0.48
Less distributions:
Distributions from net investment income	(0.41)
Other capital	0.01
Net asset value at end of period	$25.08
Total return	1.96%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.14%[4]
Net investment income (loss)	4.75%[4]
Portfolio turnover rate	3%[3]
Net assets, end of period (x 1,000)	$70,231

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
See financial notes
2
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Securities whose maturities at the time of acquisition were one year or less are categorized under Short-Term Investments.
ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 20.4% OF NET ASSETS
Financial Institutions 8.2%
Banking 5.8%
Bank of Nova Scotia		2.70%	08/03/26	600,000	582,273
Morgan Stanley	(a)	3.13%	07/27/26	525,000	512,961
Morgan Stanley Bank NA	(a)	4.75%	04/21/26	500,000	500,588
National Australia Bank Ltd.		4.75%	12/10/25	525,000	526,109
PNC Financial Services Group, Inc.	(a)	2.60%	07/23/26	475,000	460,386
Royal Bank of Canada	(a)	1.20%	04/27/26	425,000	406,846
Truist Bank	(a)	4.05%	11/03/25	550,000	547,258
U.S. Bancorp	(a)	3.95%	11/17/25	550,000	547,487
					4,083,908
Insurance 2.4%
Elevance Health, Inc.	(a)	1.50%	03/15/26	603,000	580,851
Elevance Health, Inc.	(a)	4.50%	10/30/26	500,000	498,975
UnitedHealth Group, Inc.	(a)	3.10%	03/15/26	600,000	591,403
					1,671,229
					5,755,137
Industrial 12.0%
Basic Industry 0.5%
Westlake Corp.	(a)	3.60%	08/15/26	355,000	348,203
Communications 2.1%
AT&T, Inc.	(a)	1.70%	03/25/26	150,000	144,751
Comcast Corp.	(a)	3.15%	03/01/26	600,000	590,950
T-Mobile USA, Inc.	(a)	2.63%	04/15/26	130,000	126,789
TWDC Enterprises 18 Corp.	(a)	3.15%	09/17/25	500,000	494,873
Verizon Communications, Inc.	(a)	1.45%	03/20/26	125,000	120,399
					1,477,762
Consumer Cyclical 2.3%
Ford Motor Co.	(a)	4.35%	12/08/26	242,000	238,324
Home Depot, Inc.	(a)	3.00%	04/01/26	600,000	589,497
Starbucks Corp.	(a)	3.80%	08/15/25	155,000	154,245
Toyota Motor Corp.	(a)	5.28%	07/13/26	600,000	606,951
					1,589,017
Consumer Non-Cyclical 3.6%
AbbVie, Inc.	(a)	3.20%	05/14/26	530,000	520,837
CVS Health Corp.	(a)	2.88%	06/01/26	150,000	145,670
Gilead Sciences, Inc.	(a)	3.65%	03/01/26	305,000	301,573
Kroger Co.	(a)	3.50%	02/01/26	150,000	148,095
See financial notes
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
3

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PepsiCo, Inc.	(a)	5.25%	11/10/25	465,000	468,374
Philip Morris International, Inc.	(a)	5.00%	11/17/25	600,000	602,327
Philip Morris International, Inc.	(a)	2.75%	02/25/26	375,000	367,077
					2,553,953
Energy 1.6%
Exxon Mobil Corp.	(a)	3.04%	03/01/26	600,000	590,709
Schlumberger Holdings Corp.	(a)(b)	4.00%	12/21/25	530,000	526,613
					1,117,322
Technology 1.9%
Broadcom, Inc.	(a)	3.15%	11/15/25	125,000	123,382
Equinix, Inc.	(a)	1.45%	05/15/26	300,000	287,110
Hewlett Packard Enterprise Co.	(a)	1.75%	04/01/26	125,000	120,421
Hewlett Packard Enterprise Co.	(a)	4.45%	09/25/26	125,000	124,375
International Business Machines Corp.	(a)	3.30%	05/15/26	540,000	530,513
Oracle Corp.	(a)	2.65%	07/15/26	150,000	145,526
					1,331,327
					8,417,584
Utility 0.2%
Electric 0.2%
Dominion Energy, Inc.	(a)	3.90%	10/01/25	150,000	149,054
Total Corporates (Cost $14,330,600)					14,321,775

SHORT-TERM INVESTMENTS 75.0% OF NET ASSETS

CORPORATES 4.4% OF NET ASSETS
Financial Institutions 0.8%
Banking 0.8%
Canadian Imperial Bank of Commerce	(a)	3.30%	04/07/25	600,000	597,835
Industrial 3.6%
Capital Goods 2.0%
General Dynamics Corp.	(a)	3.25%	04/01/25	500,000	498,328
Precision Castparts Corp.	(a)	3.25%	06/15/25	900,000	894,528
					1,392,856
Consumer Cyclical 1.0%
Lowe’s Cos., Inc.	(a)	4.00%	04/15/25	300,000	299,349
McDonald’s Corp.	(a)	3.38%	05/26/25	125,000	124,319
Target Corp.	(a)	2.25%	04/15/25	300,000	297,882
					721,550
Energy 0.2%
Kinder Morgan, Inc.	(a)	4.30%	06/01/25	120,000	119,735
See financial notes
4
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Technology 0.4%
Equinix, Inc.	(a)	1.00%	09/15/25	140,000	136,331
Intel Corp.	(a)	3.70%	07/29/25	125,000	124,164
					260,495
					2,494,636
Total Corporates (Cost $3,090,714)					3,092,471

CERTIFICATES OF DEPOSIT 18.2% OF NET ASSETS
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(SOFR + 0.27%)	(c)	4.64%	08/05/25	1,000,000	1,000,105
BAYERISCHE LANDESBANK (NEW YORK BRANCH)
(SOFR + 0.17%)	(c)	4.63%	01/14/25	500,000	500,022
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		4.60%	05/27/25	700,000	700,373
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		4.83%	05/13/25	900,000	900,886
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		4.58%	05/05/25	700,000	700,218
Lloyds Bank Corporate Markets PLC		4.35%	08/25/25	1,000,000	998,753
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.25%)	(c)	4.62%	02/25/25	900,000	900,185
MIZUHO BANK LTD (NEW YORK BRANCH)		4.51%	06/16/25	790,000	789,955
MUFG BANK LTD (NEW YORK BRANCH)
(SOFR + 0.23%)	(c)	4.69%	05/08/25	800,000	799,991
NATIXIS (NEW YORK BRANCH)
(SOFR + 0.30%)	(c)	4.67%	06/18/25	650,000	650,095
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.23%)	(c)	4.60%	02/21/25	900,000	900,164
(SOFR + 0.22%)	(c)	4.59%	04/23/25	680,000	679,998
Svenska Handelsbanken AB		4.50%	07/14/25	1,000,000	999,929
TORONTO-DOMINION BANK (NEW YORK BRANCH)
		4.72%	08/13/25	900,000	900,836
		4.58%	11/14/25	220,000	220,099
		4.55%	12/16/25	145,000	145,042
TRUIST BANK		4.61%	07/09/25	1,000,000	1,000,251
Total Certificates Of Deposit (Cost $12,783,581)					12,786,902

ASSET-BACKED COMMERCIAL PAPER 16.6% OF NET ASSETS
CABOT TRAIL FUNDING LLC	(b)	4.53%	07/11/25	200,000	195,274
Cancara Asset Securitisation LLC	(b)	4.63%	02/10/25	1,250,000	1,243,662
CHARTA LLC	(b)	5.04%	02/20/25	900,000	894,315
COLLATERALIZED COMMERCIAL PAPER V CO LLC
(SOFR + 0.28%)	(a)(c)	4.65%	04/21/25	500,000	500,013
(SOFR + 0.30%)	(a)(b)(c)	4.67%	05/07/25	1,000,000	1,000,001
See financial notes
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
5

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CONCORD MINUTEMEN CAPITAL CO LLC SERIES C	(b)	4.69%	04/22/25	500,000	492,976
LMA AMERICAS LLC	(b)	4.33%	01/02/25	1,400,000	1,399,661
LONGSHIP FUNDING LLC	(b)	4.34%	01/02/25	2,100,000	2,099,494
MetLife Short Term Funding LLC	(b)	5.11%	01/10/25	800,000	799,026
PRICOA SHORT TERM FUNDING LLC
	(b)	4.40%	01/02/25	1,200,000	1,199,708
	(b)	4.85%	04/07/25	865,000	854,581
Starbird Funding Corp.	(b)	4.63%	05/14/25	1,000,000	983,415
Total Asset-Backed Commercial Paper (Cost $11,661,689)					11,662,126

FINANCIAL COMPANY COMMERCIAL PAPER 28.8% OF NET ASSETS
ABN AMRO Funding USA LLC (London Branch)	(b)(d)	4.86%	04/21/25	900,000	887,565
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
	(b)	4.61%	05/27/25	1,000,000	982,335
	(b)	4.63%	06/02/25	900,000	883,453
BANK OF MONTREAL
(SOFR + 0.26%)	(b)(c)	4.63%	05/30/25	1,125,000	1,125,445
BPCE SA
	(b)	4.51%	04/01/25	425,000	420,236
	(b)	4.62%	05/05/25	300,000	295,392
CITIGROUP GLOBAL MARKETS INC	(b)	4.52%	09/10/25	1,000,000	968,957
DNB Bank ASA
	(b)	4.99%	02/13/25	900,000	895,286
	(b)	4.56%	05/29/25	246,000	241,597
	(b)	4.59%	05/29/25	246,000	241,597
HSBC USA, Inc.
	(b)	4.69%	05/19/25	560,000	550,178
	(b)	4.77%	07/23/25	1,450,000	1,412,573
ING US FUNDING LLC
(SOFR + 0.28%)	(b)(c)(d)	4.74%	05/19/25	900,000	900,347
Macquarie Bank Ltd.
	(b)	5.02%	02/11/25	900,000	895,335
	(b)	4.82%	04/04/25	200,000	197,670
National Bank of Canada	(b)	4.55%	06/12/25	1,000,000	979,939
Natixis SA		5.04%	02/19/25	675,000	670,846
NatWest Markets PLC	(b)	4.53%	06/24/25	750,000	734,116
NRW Bank	(b)	4.87%	02/12/25	1,125,000	1,119,152
OVERSEA-CHINESE BANKING CORPORATION LTD
(SOFR + 0.20%)	(b)(c)	4.57%	02/13/25	900,000	900,103
See financial notes
6
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royal Bank of Canada
	(b)	4.76%	05/13/25	900,000	885,321
(EFFR + 0.27%)	(b)(c)	4.60%	06/24/25	250,000	250,074
	(b)	4.22%	10/03/25	300,000	290,143
Santander U.K. PLC		5.11%	01/02/25	900,000	899,784
Societe Generale SA	(b)	4.57%	05/29/25	359,000	352,600
SWEDBANK AB	(b)	5.00%	02/10/25	900,000	895,476
TORONTO-DOMINION BANK/THE	(b)	4.50%	10/09/25	500,000	483,058
UBS AG (LONDON BRANCH)	(b)	4.99%	02/21/25	900,000	894,243
Total Financial Company Commercial Paper (Cost $20,247,574)					20,252,821

SOVEREIGN COMMERCIAL PAPER 1.4% OF NET ASSETS
CAISSE AMORTISSEMENT DE LA DETTE SOCIALE		4.91%	02/24/25	1,000,000	993,311
Total Sovereign Commercial Paper (Cost $992,800)					993,311

VARIABLE RATE DEMAND NOTES 2.7% OF NET ASSETS
Greyshoe Issuing Trust
Taxable Variable Rate Demand Notes Series 2022 (LOC: Federal Home Loan Banks)	(a)(d)(e)	4.45%	12/01/72	1,000,000	1,000,000
Keep Memory Alive
Taxable Variable Rate Demand Notes Series 2013 (LOC: PNC BANK NA)	(a)(d)(e)	4.40%	05/01/37	900,000	900,000
Total Variable Rate Demand Notes (Cost $1,900,000)					1,900,000

TIME DEPOSIT 2.9% OF NET ASSETS
Landesbank Hessen-Thueringen Girozentrale		4.34%	01/02/25	2,000,000	2,000,000
Total Time Deposits (Cost $2,000,000)					2,000,000
Total Short-Term Investments (Cost $52,676,358)					52,687,631

See financial notes
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
7

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 2.9% OF NET ASSETS
OTHER REPURCHASE AGREEMENTS 2.9%
BOFA SECURITIES INC
Issued 12/20/24, repurchase date 04/22/25	(a)(c)	4.87%	04/22/25	2,033,278	2,000,000
(Collateralized by Equity Securities and ETF holdings valued at $2,160,001) (SOFR + 0.50%)
					2,000,000
Total Repurchase Agreements (Cost $2,000,000)					2,000,000
Total Investments in Securities (Cost $69,006,958)					69,009,406

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $30,370,917 or 43.2% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)	Credit-enhanced or liquidity-enhanced.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-Traded Fund
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2024 (see notes to portfolio holdings for additional information):

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$14,321,775	$—	$14,321,775
Short-Term Investments[1]	—	52,687,631	—	52,687,631
Repurchase Agreements[1]	—	2,000,000	—	2,000,000
Total	$—	$69,009,406	$—	$69,009,406

[1]	As categorized in the Portfolio Holdings.
See financial notes
8
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $69,006,958)		$69,009,406
Cash		974,922
Receivables:
Interest	+	254,817
Total assets		70,239,145

Liabilities
Payables:
Management fees	+	7,747
Total liabilities		7,747
Net assets		$70,231,398

Net Assets by Source
Capital received from investors		$70,217,410
Total distributable earnings	+	13,988
Net assets		$70,231,398

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$70,231,398		2,800,000		$25.08

See financial notes
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
9

Schwab Ultra-Short Income ETF
Statement of Operations

For the period August 13, 2024* through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$956,637
Other Interest	+	9,635
Total investment income		966,272

Expenses
Management fees		27,649
Total expenses	–	27,649
Net investment income		938,623

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(3,363)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	2,448
Net realized and unrealized losses		(915)
Increase in net assets resulting from operations		$937,708

*	Commencement of operations.
See financial notes
10
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Statement of Changes in Net Assets

For the current period only
OPERATIONS
	8/13/24*-12/31/24
Net investment income		$938,623
Net realized losses		(3,363)
Net change in unrealized appreciation (depreciation)	+	2,448
Increase in net assets resulting from operations		$937,708

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($923,720 )

TRANSACTIONS IN FUND SHARES
	8/13/24*-12/31/24
		SHARES	VALUE
Shares sold		2,800,000	$70,189,334
Other capital		—	28,076
Net transactions in fund shares		2,800,000	$70,217,410

SHARES OUTSTANDING AND NET ASSETS
	8/13/24*-12/31/24
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	2,800,000	70,231,398
End of period		2,800,000	$70,231,398

*	Commencement of operations.
See financial notes
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
11

Schwab Ultra-Short Income ETF
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab Ultra-Short Income ETF	Schwab U.S. TIPS ETF
Schwab High Yield Bond ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company ETF
Schwab Municipal Bond ETF	Schwab Fundamental International Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Ariel ESG ETF
Schwab Emerging Markets Equity ETF	Schwab Crypto Thematic ETF
Schwab U.S. REIT ETF	Schwab Mortgage-Backed Securities ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Ultra-Short Income ETF’s goal is to seek current income consistent with capital preservation while maintaining liquidity.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services —Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund
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Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
Schwab Ultra-Short Income ETF  | Annual Holdings and Financial Statements
13

Schwab Ultra-Short Income ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2024, the fund had investments in repurchase agreements with a gross value of $2,000,000 as disclosed in the Portfolio Holdings. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, the fund operates as a limited derivatives user, with respect to purchase commitments held within the fund, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the fund’s exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then
14
Schwab Ultra-Short Income ETF  | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the fund, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.  To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.14% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended December 31, 2024, the fund’s purchases and sales of securities with other funds in the Fund Complex was $1,905,897 and $0 respectively, and includes net realized gains of $0.
Schwab Ultra-Short Income ETF  | Annual Holdings and Financial Statements
15

Schwab Ultra-Short Income ETF
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
Shareholder Concentration
Certain accounts or CSIM affiliates may from time to time own (beneficially or of record) or control a significant percentage of the fund’s shares. Redemptions by these accounts of their holdings in the fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. Please refer to note 3 for more information on liquidity risk.  As of December 31, 2024, one institution held 18% of the fund’s outstanding shares.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the committed line of credit increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund`s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2024, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$19,781,683	$509,025

7. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the
16
Schwab Ultra-Short Income ETF  | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Financial Notes (continued)

7. In-Kind Transactions: (continued):
issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Such variable charges are included in Other Capital on the Financial Highlights and on the Statement of Changes in Net Assets. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund. There were no in-kind transactions for the period ended December 31, 2024.
For the period ended December 31, 2024, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended December 31, 2024, are disclosed in the fund’s Statement of Operations, if any.

8. Federal Income Taxes:
As of December 31, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$69,006,958	$19,454	($17,006 )	$2,448

As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$14,903	$2,448	($3,363 )	$13,988
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2024, the fund had capital loss carryforwards of $3,363.
The tax basis components of distributions paid during the period ended December 31, 2024 was as follows:
CURRENT FISCAL PERIOD END DISTRIBUTIONS
ORDINARY INCOME
$923,720
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the period ended December 31, 2024, the fund did not incur any interest or penalties.
Schwab Ultra-Short Income ETF  | Annual Holdings and Financial Statements
17

Schwab Ultra-Short Income ETF
Financial Notes (continued)

 9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
18
Schwab Ultra-Short Income ETF  | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Ultra-Short Income ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Ultra-Short Income ETF, (the “Fund”) one of the funds constituting Schwab Strategic Trust, as of December 31, 2024, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from August 13, 2024 (commencement of operations) through December 31, 2024, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations, the changes in its net assets and the financial highlights for the period from August 13, 2024 (commencement of operations) through December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 14, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
19

Schwab Ultra-Short Income ETF
Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the 1940 Act), requires that the approval of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) called and held a meeting on June 6, 2024, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser), as investment adviser to the Schwab Ultra-Short Income ETF (the Fund) under the investment advisory agreement between Schwab Strategic Trust (the Trust) and the investment adviser (the Agreement). In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by the investment adviser and considered information that the Board receives from the investment adviser throughout the year, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also received data provided by an independent provider of investment company data. In recognition of the fact that the Fund had not yet commenced operations, the Board also considered information provided by the investment adviser in connection with the Board’s consideration of approval of the investment advisory agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to those funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees received advice from Independent Trustees’ legal counsel, including with respect to the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participated in question and answer sessions with representatives of the investment adviser and met in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Fund. The
Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:
1.
the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates to be dedicated to the Fund;
2.
the investment adviser’s investment performance in managing other index-based exchange-traded funds;
3.
the Fund’s estimated expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the expected profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to management of the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by the investment adviser to the Fund and the resources that the investment adviser and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support to be provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees also considered Schwab’s overall financial condition and reputation as a full service brokerage firm as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by the investment adviser to the Fund and the resources of the
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Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
investment adviser and its affiliates dedicated to the Fund supported approval of the Agreement with respect to the Fund.
Fund Performance. Since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered the Fund’s risk profile and the characteristics of the Fund’s proposed index relative to other market indices in determining whether to approve the Agreement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expected performance of the Fund supported approval of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the proposed rate of compensation called for by the Agreement and the Fund’s estimated operating expense ratio, in each case, in comparison to those of other ultra-short bond exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and the services to be provided as well as the competitive marketplace for financial products. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the expected compensation to be flowing to the investment adviser and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analysis of the investment adviser relating to the Fund, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees considered any other potential benefits to be derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the expected compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services to be rendered to the Fund by the investment adviser and its affiliates. The Trustees noted
that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems that would benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of the investment adviser, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.
Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the potential existence of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders by way of the relatively low advisory fee and unitary fee structure of the Fund through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefits from economies of scale if such economies develop.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services to be provided and the related expenses to be borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
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Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab Fixed-Income ETFs and Schwab Ultra-Short Income ETF

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 14, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	February 14, 2025